UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

Xtrackers High Beta High Yield Bond ETF

HYUP: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYUP	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers High Beta High Yield Bond ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the Underlying Index). The Underlying Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market.

The Fund returned 9.45% for the period ended August 31, 2025. The Fund's underlying index returned 9.53% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 3.72% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 8.10%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Communications, Consumer Cyclical and Consumer Non-Cyclical.

Fund Performance

Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a required broad-based index that represents the fund’s overall debt market.

The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield liquid corporate bonds.

The Solactive USD High Yield Corporates Total Market Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers High Beta High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market High Beta Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/11/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$10,000	$10,011	$9,939	$9,994
2/28/18	$9,905	$9,914	$9,845	$9,906
3/31/18	$9,808	$9,821	$9,895	$9,846
4/30/18	$9,908	$9,921	$9,829	$9,914
5/31/18	$9,934	$9,944	$9,882	$9,928
6/30/18	$10,000	$10,008	$9,868	$9,966
7/31/18	$10,134	$10,147	$9,889	$10,087
8/31/18	$10,206	$10,214	$9,937	$10,157
9/30/18	$10,275	$10,288	$9,895	$10,212
10/31/18	$10,045	$10,064	$9,812	$10,053
11/30/18	$9,932	$9,949	$9,856	$9,993
12/31/18	$9,621	$9,643	$10,010	$9,774
1/31/19	$10,158	$10,183	$10,148	$10,237
2/28/19	$10,373	$10,394	$10,159	$10,406
3/31/19	$10,467	$10,490	$10,343	$10,506
4/30/19	$10,646	$10,669	$10,357	$10,637
5/31/19	$10,433	$10,457	$10,516	$10,497
6/30/19	$10,744	$10,761	$10,665	$10,766
7/31/19	$10,800	$10,820	$10,696	$10,818
8/31/19	$10,805	$10,814	$10,939	$10,866
9/30/19	$10,820	$10,836	$10,891	$10,888
10/31/19	$10,855	$10,867	$10,926	$10,926
11/30/19	$10,858	$10,884	$10,924	$10,958
12/31/19	$11,190	$11,215	$10,940	$11,175
1/31/20	$11,125	$11,148	$11,137	$11,146
2/29/20	$10,877	$10,897	$11,304	$10,960
3/31/20	$9,552	$9,510	$11,083	$9,840
4/30/20	$9,785	$9,759	$11,305	$10,185
5/31/20	$10,307	$10,278	$11,410	$10,610
6/30/20	$10,363	$10,329	$11,506	$10,630
7/31/20	$10,906	$10,871	$11,708	$11,142
8/31/20	$11,063	$11,028	$11,640	$11,223
9/30/20	$10,929	$10,904	$11,619	$11,099
10/31/20	$10,933	$10,923	$11,578	$11,132
11/30/20	$11,521	$11,510	$11,729	$11,551
12/31/20	$11,824	$11,800	$11,769	$11,752
1/31/21	$11,856	$11,834	$11,695	$11,765
2/28/21	$11,902	$11,882	$11,544	$11,775
3/31/21	$11,973	$11,960	$11,410	$11,822
4/30/21	$12,108	$12,090	$11,506	$11,932
5/31/21	$12,129	$12,106	$11,550	$11,953
6/30/21	$12,283	$12,269	$11,634	$12,094
7/31/21	$12,292	$12,278	$11,751	$12,120
8/31/21	$12,358	$12,352	$11,743	$12,189
9/30/21	$12,371	$12,362	$11,643	$12,181
10/31/21	$12,313	$12,303	$11,633	$12,142
11/30/21	$12,140	$12,126	$11,647	$12,011
12/31/21	$12,449	$12,438	$11,639	$12,258
1/31/22	$12,059	$12,048	$11,384	$11,910
2/28/22	$11,948	$11,941	$11,229	$11,813
3/31/22	$11,859	$11,855	$10,928	$11,724
4/30/22	$11,331	$11,318	$10,520	$11,269
5/31/22	$11,322	$11,307	$10,578	$11,366
6/30/22	$10,394	$10,375	$10,367	$10,561
7/31/22	$11,131	$11,116	$10,627	$11,256
8/31/22	$10,805	$10,802	$10,351	$10,904
9/30/22	$10,315	$10,297	$9,905	$10,471
10/31/22	$10,715	$10,697	$9,796	$10,820
11/30/22	$10,882	$10,872	$10,162	$11,003
12/31/22	$10,768	$10,748	$10,127	$10,910
1/31/23	$11,274	$11,267	$10,441	$11,338
2/28/23	$11,130	$11,127	$10,185	$11,168
3/31/23	$11,151	$11,147	$10,424	$11,327
4/30/23	$11,257	$11,253	$10,487	$11,407
5/31/23	$11,118	$11,118	$10,379	$11,279
6/30/23	$11,424	$11,421	$10,362	$11,476
7/31/23	$11,622	$11,627	$10,373	$11,628
8/31/23	$11,681	$11,687	$10,310	$11,659
9/30/23	$11,558	$11,561	$10,064	$11,519
10/31/23	$11,319	$11,331	$9,913	$11,379
11/30/23	$11,879	$11,893	$10,359	$11,900
12/31/23	$12,426	$12,436	$10,752	$12,342
1/31/24	$12,379	$12,392	$10,727	$12,317
2/29/24	$12,467	$12,483	$10,598	$12,349
3/31/24	$12,612	$12,621	$10,702	$12,485
4/30/24	$12,470	$12,481	$10,452	$12,359
5/31/24	$12,608	$12,617	$10,625	$12,501
6/30/24	$12,712	$12,720	$10,722	$12,619
7/31/24	$13,041	$13,058	$10,966	$12,881
8/31/24	$13,266	$13,271	$11,127	$13,087
9/30/24	$13,570	$13,581	$11,294	$13,309
10/31/24	$13,511	$13,525	$11,037	$13,223
11/30/24	$13,704	$13,711	$11,154	$13,372
12/31/24	$13,648	$13,665	$10,985	$13,313
1/31/25	$13,866	$13,884	$11,051	$13,505
2/28/25	$13,956	$13,981	$11,280	$13,596
3/31/25	$13,710	$13,744	$11,277	$13,458
4/30/25	$13,662	$13,698	$11,317	$13,477
5/31/25	$13,955	$13,993	$11,260	$13,701
6/30/25	$14,258	$14,280	$11,435	$13,945
7/31/25	$14,322	$14,347	$11,419	$13,985
8/31/25	$14,520	$14,536	$11,556	$14,147

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 1/11/18
Xtrackers High Beta High Yield Bond ETF - NAV	9.45%	5.59%	5.00%
Solactive USD High Yield Corporates Total Market High Beta Index	9.53%	5.68%	5.01%
Bloomberg U.S. Universal Bond Index	3.72%	-0.17%	1.91%
Solactive USD High Yield Corporates Total Market Index	8.10%	4.74%	4.64%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	17,010,509
Number of Portfolio Holdings	650
Portfolio Turnover Rate (%)	66
Total Net Advisory Fees Paid ($)	23,733
Modified duration to worst	3.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Credit Quality

Credit Rating	% of Net Assets
BBB	2%
BB	49%
B	35%
CCC	13%

Sector Allocation

Sector	% of Net Assets
Communications	24%
Consumer, Cyclical	16%
Consumer, Non-cyclical	14%
Financial	13%
Energy	12%
Basic Materials	7%
Industrial	6%
Technology	5%
Utilities	3%
Diversified	0%

Geographical Diversification

Country	% of Net Assets
United States	79%
Canada	5%
United Kingdom	4%
Luxembourg	2%
Japan	2%
Other	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing involves risk, including the possible loss of principal. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYUP-TSRA

R-102629-2 (10/25) DBX006858 (10/26)

Xtrackers Low Beta High Yield Bond ETF

HYDW: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYDW	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Low Beta High Yield Bond ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the Underlying Index). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market.

The Fund returned 6.15% for the period ended August 31, 2025. The Fund's underlying index returned 6.34% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 3.72% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 8.10%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Capital Goods.

Fund Performance

Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a required broad-based index that represents the fund’s overall debt market.

The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield liquid corporate bonds.

The Solactive USD High Yield Corporates Total Market Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Low Beta High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market Low Beta Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/11/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$9,972	$9,980	$9,939	$9,994
2/28/18	$9,894	$9,899	$9,845	$9,906
3/31/18	$9,867	$9,877	$9,895	$9,846
4/30/18	$9,892	$9,905	$9,829	$9,914
5/31/18	$9,892	$9,906	$9,882	$9,928
6/30/18	$9,905	$9,913	$9,868	$9,966
7/31/18	$9,998	$10,011	$9,889	$10,087
8/31/18	$10,072	$10,083	$9,937	$10,157
9/30/18	$10,103	$10,115	$9,895	$10,212
10/31/18	$10,006	$10,027	$9,812	$10,053
11/30/18	$10,012	$10,029	$9,856	$9,993
12/31/18	$9,894	$9,912	$10,010	$9,774
1/31/19	$10,256	$10,278	$10,148	$10,237
2/28/19	$10,371	$10,394	$10,159	$10,406
3/31/19	$10,473	$10,497	$10,343	$10,506
4/30/19	$10,543	$10,569	$10,357	$10,637
5/31/19	$10,490	$10,513	$10,516	$10,497
6/30/19	$10,713	$10,737	$10,665	$10,766
7/31/19	$10,752	$10,779	$10,696	$10,818
8/31/19	$10,863	$10,882	$10,939	$10,866
9/30/19	$10,879	$10,901	$10,891	$10,888
10/31/19	$10,921	$10,944	$10,926	$10,926
11/30/19	$10,962	$10,988	$10,924	$10,958
12/31/19	$11,041	$11,073	$10,940	$11,175
1/31/20	$11,053	$11,082	$11,137	$11,146
2/29/20	$10,934	$10,959	$11,304	$10,960
3/31/20	$10,148	$10,121	$11,083	$9,840
4/30/20	$10,578	$10,564	$11,305	$10,185
5/31/20	$10,876	$10,853	$11,410	$10,610
6/30/20	$10,857	$10,838	$11,506	$10,630
7/31/20	$11,332	$11,316	$11,708	$11,142
8/31/20	$11,336	$11,324	$11,640	$11,223
9/30/20	$11,209	$11,195	$11,619	$11,099
10/31/20	$11,254	$11,240	$11,578	$11,132
11/30/20	$11,502	$11,494	$11,729	$11,551
12/31/20	$11,620	$11,609	$11,769	$11,752
1/31/21	$11,611	$11,601	$11,695	$11,765
2/28/21	$11,585	$11,574	$11,544	$11,775
3/31/21	$11,593	$11,590	$11,410	$11,822
4/30/21	$11,682	$11,677	$11,506	$11,932
5/31/21	$11,706	$11,699	$11,550	$11,953
6/30/21	$11,819	$11,815	$11,634	$12,094
7/31/21	$11,863	$11,857	$11,751	$12,120
8/31/21	$11,917	$11,920	$11,743	$12,189
9/30/21	$11,888	$11,891	$11,643	$12,181
10/31/21	$11,868	$11,870	$11,633	$12,142
11/30/21	$11,783	$11,783	$11,647	$12,011
12/31/21	$11,956	$11,957	$11,639	$12,258
1/31/22	$11,656	$11,658	$11,384	$11,910
2/28/22	$11,570	$11,570	$11,229	$11,813
3/31/22	$11,480	$11,482	$10,928	$11,724
4/30/22	$11,114	$11,114	$10,520	$11,269
5/31/22	$11,332	$11,332	$10,578	$11,366
6/30/22	$10,681	$10,676	$10,367	$10,561
7/31/22	$11,319	$11,312	$10,627	$11,256
8/31/22	$10,922	$10,922	$10,351	$10,904
9/30/22	$10,577	$10,568	$9,905	$10,471
10/31/22	$10,865	$10,861	$9,796	$10,820
11/30/22	$11,042	$11,045	$10,162	$11,003
12/31/22	$10,996	$10,986	$10,127	$10,910
1/31/23	$11,313	$11,314	$10,441	$11,338
2/28/23	$11,114	$11,117	$10,185	$11,168
3/31/23	$11,401	$11,406	$10,424	$11,327
4/30/23	$11,458	$11,462	$10,487	$11,407
5/31/23	$11,331	$11,341	$10,379	$11,279
6/30/23	$11,426	$11,435	$10,362	$11,476
7/31/23	$11,515	$11,529	$10,373	$11,628
8/31/23	$11,517	$11,531	$10,310	$11,659
9/30/23	$11,366	$11,375	$10,064	$11,519
10/31/23	$11,307	$11,322	$9,913	$11,379
11/30/23	$11,782	$11,803	$10,359	$11,900
12/31/23	$12,115	$12,134	$10,752	$12,342
1/31/24	$12,106	$12,131	$10,727	$12,317
2/29/24	$12,082	$12,107	$10,598	$12,349
3/31/24	$12,215	$12,240	$10,702	$12,485
4/30/24	$12,106	$12,133	$10,452	$12,359
5/31/24	$12,247	$12,276	$10,625	$12,501
6/30/24	$12,378	$12,407	$10,722	$12,619
7/31/24	$12,542	$12,577	$10,966	$12,881
8/31/24	$12,746	$12,773	$11,127	$13,087
9/30/24	$12,858	$12,893	$11,294	$13,309
10/31/24	$12,738	$12,775	$11,037	$13,222
11/30/24	$12,848	$12,881	$11,154	$13,372
12/31/24	$12,774	$12,809	$10,985	$13,313
1/31/25	$12,932	$12,970	$11,051	$13,505
2/28/25	$13,012	$13,052	$11,280	$13,596
3/31/25	$12,967	$13,015	$11,277	$13,458
4/30/25	$13,048	$13,096	$11,317	$13,477
5/31/25	$13,201	$13,252	$11,260	$13,706
6/30/25	$13,383	$13,438	$11,435	$13,945
7/31/25	$13,393	$13,450	$11,419	$13,985
8/31/25	$13,530	$13,584	$11,556	$14,147

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 1/11/18
Xtrackers Low Beta High Yield Bond ETF - NAV	6.15%	3.60%	4.04%
Solactive USD High Yield Corporates Total Market Low Beta Index	6.34%	3.71%	4.09%
Bloomberg U.S. Universal Bond Index	3.72%	-0.17%	1.91%
Solactive USD High Yield Corporates Total Market Index	8.10%	4.74%	4.64%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	146,674,445
Number of Portfolio Holdings	570
Portfolio Turnover Rate (%)	54
Total Net Advisory Fees Paid ($)	523,541
Modified duration to worst	2.8 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Credit Quality

Credit Rating	% of Net Assets
BBB	10%
BB	80%
B	9%
CCC	0%

Sector Allocation

Sector	% of Net Assets
Consumer, Non-cyclical	22%
Consumer, Cyclical	17%
Industrial	15%
Financial	15%
Energy	8%
Communications	6%
Technology	5%
Basic Materials	4%
Utilities	4%

Geographical Diversification

Country	% of Net Assets
United States	85%
Canada	5%
Netherlands	2%
Other	4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing involves risk, including the possible loss of principal. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYDW-TSRA

R-102630-2 (10/25) DBX006859 (10/26)

Xtrackers Risk Managed USD High Yield Strategy ETF

HYRM: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYRM	$25	0.24%

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

This annual shareholder report contains important information about the Xtrackers Risk Managed USD High Yield Strategy ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Adaptive Wealth Strategies Risk Managed High Yield Index (the Underlying Index). The Underlying Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions.

The Fund returned 5.34% for the period ended August 31, 2025. The Fund's underlying index returned 5.74% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 3.72% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 8.10%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Communications, Consumer Cyclical and Consumer Non-Cyclical.

Fund Performance

Adaptive Wealth Strategies Risk Managed High Yield Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a required broad-based index that represents the fund’s overall debt market.

The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield liquid corporate bonds.

The Solactive USD High Yield Corporates Total Market Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Risk Managed USD High Yield Strategy ETF - NAV	Adaptive Wealth Strategies Risk Managed High Yield Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
2/10/22	$10,000	$10,000	$10,000	$10,000
2/28/22	$9,949	$9,915	$10,044	$9,915
3/31/22	$9,830	$9,840	$9,774	$9,840
4/30/22	$9,409	$9,458	$9,410	$9,458
5/31/22	$9,589	$9,540	$9,462	$9,540
6/30/22	$8,898	$8,864	$9,272	$8,864
7/31/22	$9,483	$9,447	$9,506	$9,447
8/31/22	$9,087	$9,152	$9,258	$9,152
9/30/22	$8,761	$8,789	$8,860	$8,789
10/31/22	$9,057	$9,082	$8,762	$9,081
11/30/22	$9,343	$9,234	$9,089	$9,234
12/31/22	$9,178	$9,157	$9,058	$9,157
1/31/23	$9,521	$9,516	$9,339	$9,516
2/28/23	$9,347	$9,373	$9,110	$9,373
3/31/23	$9,550	$9,507	$9,323	$9,507
4/30/23	$9,558	$9,574	$9,380	$9,574
5/31/23	$9,436	$9,466	$9,283	$9,466
6/30/23	$9,624	$9,632	$9,269	$9,632
7/31/23	$9,723	$9,760	$9,278	$9,759
8/31/23	$9,747	$9,785	$9,222	$9,785
9/30/23	$9,601	$9,668	$9,002	$9,668
10/31/23	$9,503	$9,550	$8,867	$9,550
11/30/23	$9,941	$9,988	$9,266	$9,988
12/31/23	$10,269	$10,359	$9,617	$10,359
1/31/24	$10,273	$10,338	$9,594	$10,338
2/29/24	$10,305	$10,364	$9,479	$10,364
3/31/24	$10,415	$10,479	$9,572	$10,479
4/30/24	$10,281	$10,373	$9,349	$10,373
5/31/24	$10,437	$10,469	$9,504	$10,492
6/30/24	$10,498	$10,591	$9,591	$10,591
7/31/24	$10,741	$10,811	$9,808	$10,811
8/31/24	$10,908	$10,984	$9,953	$10,984
9/30/24	$11,098	$11,171	$10,008	$11,170
10/31/24	$10,984	$11,098	$9,781	$11,098
11/30/24	$11,163	$11,223	$9,884	$11,223
12/31/24	$11,079	$11,174	$9,735	$11,174
1/31/25	$11,230	$11,335	$9,794	$11,335
2/28/25	$11,332	$11,411	$9,996	$11,411
3/31/25	$11,207	$11,296	$9,994	$11,295
4/30/25	$10,963	$11,064	$10,029	$11,311
5/31/25	$11,150	$11,252	$9,978	$11,503
6/30/25	$11,351	$11,449	$10,133	$11,704
7/31/25	$11,360	$11,481	$10,119	$11,737
8/31/25	$11,491	$11,615	$10,241	$11,874
Fund/Index	1-Year	Since Inception 2/10/22
Xtrackers Risk Managed USD High Yield Strategy ETF - NAV	5.34%	3.99%
Adaptive Wealth Strategies Risk Managed High Yield Index	5.74%	4.30%
Bloomberg U.S. Universal Bond Index	3.72%	0.67%
Solactive USD High Yield Corporates Total Market Index	8.10%	4.94%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	47,701,300
Number of Portfolio Holdings	4
Portfolio Turnover Rate (%)	100
Total Net Advisory Fees Paid ($)	109,776
Modified duration to worst	3.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* Percentages include the allocations of the Underlying DBX Xtrackers ETFs in which the Fund invests.

Holdings-based data is subject to change.

Credit Quality*

Credit Rating	% of Net Assets
BBB	6%
BB	63%
B	23%
CCC	7%

Sector Allocation*

Sector	% of Net Assets
Consumer, Cyclical	18%
Communications	17%
Consumer, Non-cyclical	17%
Financial	14%
Industrial	10%
Energy	10%
Basic Materials	5%
Technology	5%
Utilities	4%
Diversified	0%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

The Fund changed from a non-diversified fund to a diversified fund.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The Index Marks, trademarks and trade names, the Index and the Intellectual Property are licensed under an Agreement for use by DBX Advisors LLC (“Licensee”) and the Xtrackers Risk Managed USD High Yield Strategy ETF (the”Fund”). Such Index Marks, trademarks, trade names, Index and Intellectual Property have been created and developed by NorthCrest Asset Management LLC without regard to Licensee or the Fund, their business, and/or any prospective investor in the Fund.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYRM-TSRA

R-102631-2 (10/25) DBX006860 (10/26)

Xtrackers Short Duration High Yield Bond ETF

SHYL: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SHYL	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Short Duration High Yield Bond ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the Underlying Index). The Underlying Index is designed to track the performance of short-term publicly issued US dollar denominated below investment grade corporate debt.

The Fund returned 8.24% for the period ended August 31, 2025. The Fund's underlying index returned 8.24% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 3.72% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 8.10%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Communications, Consumer Cyclical and Consumer Non-Cyclical.

Fund Performance

Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a required broad-based index that represents the fund’s overall debt market.

The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield liquid corporate bonds.

The Solactive USD High Yield Corporates Total Market Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Short Duration High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market 0-5 Year Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/10/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$10,019	$10,025	$9,952	$9,965
2/28/18	$9,978	$9,986	$9,857	$9,876
3/31/18	$9,954	$9,957	$9,907	$9,817
4/30/18	$10,016	$10,028	$9,841	$9,884
5/31/18	$10,055	$10,065	$9,895	$9,898
6/30/18	$10,093	$10,098	$9,880	$9,936
7/31/18	$10,188	$10,198	$9,901	$10,057
8/31/18	$10,247	$10,249	$9,950	$10,126
9/30/18	$10,308	$10,311	$9,907	$10,181
10/31/18	$10,177	$10,192	$9,824	$10,023
11/30/18	$10,140	$10,147	$9,868	$9,963
12/31/18	$9,939	$9,948	$10,023	$9,745
1/31/19	$10,315	$10,320	$10,161	$10,206
2/28/19	$10,458	$10,463	$10,172	$10,374
3/31/19	$10,514	$10,519	$10,356	$10,475
4/30/19	$10,597	$10,601	$10,370	$10,606
5/31/19	$10,504	$10,503	$10,529	$10,465
6/30/19	$10,676	$10,680	$10,678	$10,734
7/31/19	$10,714	$10,719	$10,710	$10,786
8/31/19	$10,735	$10,734	$10,952	$10,833
9/30/19	$10,741	$10,747	$10,905	$10,856
10/31/19	$10,761	$10,770	$10,940	$10,894
11/30/19	$10,747	$10,772	$10,938	$10,925
12/31/19	$10,931	$10,966	$10,954	$11,141
1/31/20	$10,905	$10,940	$11,151	$11,113
2/29/20	$10,763	$10,804	$11,318	$10,927
3/31/20	$9,732	$9,700	$11,097	$9,810
4/30/20	$9,926	$9,970	$11,319	$10,154
5/31/20	$10,241	$10,278	$11,425	$10,578
6/30/20	$10,314	$10,352	$11,520	$10,598
7/31/20	$10,699	$10,734	$11,722	$11,109
8/31/20	$10,796	$10,832	$11,655	$11,190
9/30/20	$10,721	$10,759	$11,634	$11,065
10/31/20	$10,753	$10,789	$11,592	$11,099
11/30/20	$11,119	$11,160	$11,743	$11,516
12/31/20	$11,308	$11,345	$11,784	$11,717
1/31/21	$11,357	$11,393	$11,710	$11,730
2/28/21	$11,420	$11,457	$11,559	$11,775
3/31/21	$11,499	$11,546	$11,424	$11,787
4/30/21	$11,594	$11,641	$11,520	$11,896
5/31/21	$11,634	$11,679	$11,564	$11,917
6/30/21	$11,721	$11,775	$11,648	$12,057
7/31/21	$11,715	$11,769	$11,765	$12,084
8/31/21	$11,753	$11,823	$11,758	$12,153
9/30/21	$11,768	$11,839	$11,657	$12,144
10/31/21	$11,773	$11,846	$11,648	$12,106
11/30/21	$11,673	$11,744	$11,662	$11,975
12/31/21	$11,832	$11,911	$11,654	$12,221
1/31/22	$11,644	$11,721	$11,398	$11,874
2/28/22	$11,586	$11,658	$11,243	$11,778
3/31/22	$11,556	$11,630	$10,941	$11,689
4/30/22	$11,308	$11,375	$10,533	$11,235
5/31/22	$11,355	$11,422	$10,591	$11,332
6/30/22	$10,759	$10,815	$10,380	$10,530
7/31/22	$11,280	$11,348	$10,641	$11,222
8/31/22	$11,065	$11,143	$10,364	$10,871
9/30/22	$10,795	$10,861	$9,917	$10,440
10/31/22	$11,101	$11,166	$9,809	$10,788
11/30/22	$11,245	$11,309	$10,174	$10,970
12/31/22	$11,205	$11,261	$10,140	$10,877
1/31/23	$11,541	$11,609	$10,454	$11,304
2/28/23	$11,445	$11,506	$10,197	$11,134
3/31/23	$11,544	$11,601	$10,437	$11,293
4/30/23	$11,634	$11,689	$10,500	$11,373
5/31/23	$11,539	$11,602	$10,392	$11,245
6/30/23	$11,731	$11,791	$10,375	$11,442
7/31/23	$11,848	$11,914	$10,386	$11,593
8/31/23	$11,910	$11,975	$10,323	$11,624
9/30/23	$11,850	$11,909	$10,077	$11,485
10/31/23	$11,724	$11,787	$9,925	$11,345
11/30/23	$12,132	$12,200	$10,372	$11,864
12/31/23	$12,512	$12,579	$10,766	$12,305
1/31/24	$12,501	$12,572	$10,740	$12,281
2/29/24	$12,580	$12,654	$10,611	$12,312
3/31/24	$12,683	$12,753	$10,715	$12,448
4/30/24	$12,594	$12,667	$10,465	$12,322
5/31/24	$12,714	$12,790	$10,638	$12,464
6/30/24	$12,823	$12,899	$10,736	$12,581
7/31/24	$13,055	$13,138	$10,979	$12,842
8/31/24	$13,250	$13,324	$11,141	$13,048
9/30/24	$13,474	$13,557	$11,292	$13,309
10/31/24	$13,442	$13,527	$11,036	$13,223
11/30/24	$13,587	$13,665	$11,152	$13,372
12/31/24	$13,563	$13,640	$10,984	$13,313
1/31/25	$13,742	$13,822	$11,050	$13,505
2/28/25	$13,825	$13,912	$11,278	$13,596
3/31/25	$13,681	$13,775	$11,276	$13,458
4/30/25	$13,701	$13,794	$11,315	$13,477
5/31/25	$13,918	$14,014	$11,258	$13,701
6/30/25	$14,134	$14,216	$11,433	$13,945
7/31/25	$14,183	$14,267	$11,417	$13,985
8/31/25	$14,342	$14,422	$11,554	$14,147

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 1/10/18
Xtrackers Short Duration High Yield Bond ETF - NAV	8.24%	5.84%	4.83%
Solactive USD High Yield Corporates Total Market 0-5 Year Index	8.24%	5.89%	4.90%
Bloomberg U.S. Universal Bond Index	3.72%	-0.17%	1.91%
Solactive USD High Yield Corporates Total Market Index	8.10%	4.74%	4.60%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	224,464,085
Number of Portfolio Holdings	793
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	293,239
Modified duration to worst	2.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Credit Quality

Credit Rating	% of Net Assets
BBB	5%
BB	63%
B	21%
CCC	10%

Sector Allocation

Sector	% of Net Assets
Communications	18%
Consumer, Cyclical	17%
Consumer, Non-cyclical	17%
Financial	15%
Energy	9%
Industrial	9%
Technology	5%
Basic Materials	5%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
United States	81%
Canada	6%
United Kingdom	2%
Luxembourg	2%
Japan	2%
Other	4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SHYL-TSRA

R-102632-2 (10/25) DBX006861 (10/26)

Xtrackers USD High Yield BB-B ex Financials ETF

BHYB: Cboe BZX Exchange, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BHYB	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers USD High Yield BB-B ex Financials ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (the Underlying Index). The Underlying Index is a subset of the ICE BofA US High Yield Index which is designed to track the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

The Fund returned 7.13% for the period ended August 31, 2025. The Fund's underlying index returned 7.21% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 3.72% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Communications and Consumer Non-Cyclical.

Fund Performance

ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index is a subset of the ICE BofA US High Yield Index which is designed to track the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a required broad-based index that represents the fund’s overall debt market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers USD High Yield BB-B ex Financials ETF - NAV	ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index
10/27/23	$10,000	$10,000	$10,000
10/31/23	$10,047	$10,052	$9,975
11/30/23	$10,507	$10,515	$10,424
12/31/23	$10,856	$10,862	$10,820
1/31/24	$10,867	$10,876	$10,794
2/29/24	$10,864	$10,877	$10,665
3/31/24	$10,991	$11,002	$10,769
4/30/24	$10,883	$10,897	$10,518
5/31/24	$11,001	$11,012	$10,692
6/30/24	$11,108	$11,119	$10,790
7/31/24	$11,287	$11,302	$11,035
8/31/24	$11,462	$11,474	$11,197
9/30/24	$11,582	$11,600	$11,353
10/31/24	$11,495	$11,513	$11,095
11/30/24	$11,614	$11,631	$11,212
12/31/24	$11,552	$11,569	$11,043
1/31/25	$11,709	$11,723	$11,109
2/28/25	$11,781	$11,802	$11,339
3/31/25	$11,676	$11,700	$11,336
4/30/25	$11,686	$11,711	$11,376
5/31/25	$11,878	$11,898	$11,318
6/30/25	$12,095	$12,122	$11,495
7/31/25	$12,127	$12,155	$11,478
8/31/25	$12,279	$12,302	$11,616
Fund/Index	1-Year	Since Inception 10/27/23
Xtrackers USD High Yield BB-B ex Financials ETF - NAV	7.13%	11.74%
ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index	7.21%	11.85%
Bloomberg U.S. Universal Bond Index	3.72%	8.46%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	1,138,324,192
Number of Portfolio Holdings	1,460
Portfolio Turnover Rate (%)	37
Total Net Advisory Fees Paid ($)	1,604,517
Modified duration to worst	3.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Credit Quality

Credit Rating	% of Net Assets
BBB	6%
BB	70%
B	24%

Sector Allocation

Sector	% of Net Assets
Consumer, Cyclical	22%
Consumer, Non-cyclical	17%
Communications	15%
Energy	13%
Industrial	12%
Basic Materials	7%
Financial	5%
Technology	4%
Utilities	4%
Diversified	0%

Geographical Diversification

Country	% of Net Assets
United States	83%
Canada	5%
United Kingdom	2%
Japan	2%
Other	5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

ICE Data Indices, LLC, is used with permission. “ICE®” is a trade mark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (“Index”) for use by DBX Advisors LLC ("Advisor") in connection with Xtrackers USD High Yield BB-B ex Financials ETF (the “Product”). Neither Advisor, DBX ETF Trust (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results. ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

BHYB-TSRA

R-102633-2 (10/25) DBX006862 (10/26)

Xtrackers USD High Yield Corporate Bond ETF

HYLB: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYLB	$5	0.05%

Gross expense ratio as of the latest prospectus: 0.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers USD High Yield Corporate Bond ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the Underlying Index). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds.

The Fund returned 8.17% for the period ended August 31, 2025. The Fund's underlying index returned 8.10% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 3.72% during the same period, while the Fund's additional, more narrowly based index, the iBoxx USD Liquid High Yield Index, returned 8.44%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Communications, Consumer Cyclical and Consumer Non-Cyclical.

Fund Performance

Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds.

Bloomberg U.S. Universal Bond Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The Bloomberg U.S. Universal Bond Index is a required broad-based index that represents the fund’s overall debt market.

The iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the USD high yield corporate bond universe.

The iBoxx USD Liquid High Yield Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers USD High Yield Corporate Bond ETF - NAV	Solactive USD High Yield Corporates Total Market Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	iBoxx USD Liquid High Yield Index
12/7/16	$10,000	$10,000	$10,000	$10,000
12/31/16	$10,121	$10,132	$10,005	$10,086
1/31/17	$10,216	$10,243	$10,040	$10,195
2/28/17	$10,371	$10,396	$10,118	$10,348
3/31/17	$10,347	$10,374	$10,103	$10,320
4/30/17	$10,451	$10,474	$10,198	$10,422
5/31/17	$10,541	$10,568	$10,277	$10,523
6/30/17	$10,550	$10,578	$10,281	$10,534
7/31/17	$10,656	$10,693	$10,319	$10,647
8/31/17	$10,644	$10,684	$10,408	$10,630
9/30/17	$10,726	$10,762	$10,371	$10,713
10/31/17	$10,751	$10,795	$10,384	$10,745
11/30/17	$10,705	$10,753	$10,368	$10,703
12/31/17	$10,725	$10,771	$10,414	$10,723
1/31/18	$10,770	$10,823	$10,314	$10,771
2/28/18	$10,672	$10,727	$10,216	$10,671
3/31/18	$10,608	$10,663	$10,268	$10,612
4/30/18	$10,678	$10,736	$10,199	$10,694
5/31/18	$10,691	$10,751	$10,255	$10,713
6/30/18	$10,736	$10,792	$10,240	$10,759
7/31/18	$10,861	$10,923	$10,261	$10,888
8/31/18	$10,942	$10,999	$10,312	$10,969
9/30/18	$11,000	$11,059	$10,268	$11,028
10/31/18	$10,821	$10,887	$10,182	$10,850
11/30/18	$10,759	$10,822	$10,228	$10,797
12/31/18	$10,520	$10,584	$10,388	$10,564
1/31/19	$11,013	$11,086	$10,531	$11,069
2/28/19	$11,193	$11,268	$10,542	$11,248
3/31/19	$11,301	$11,377	$10,733	$11,356
4/30/19	$11,440	$11,519	$10,748	$11,502
5/31/19	$11,294	$11,367	$10,912	$11,343
6/30/19	$11,583	$11,658	$11,067	$11,631
7/31/19	$11,635	$11,715	$11,100	$11,698
8/31/19	$11,692	$11,767	$11,351	$11,750
9/30/19	$11,710	$11,791	$11,302	$11,785
10/31/19	$11,748	$11,832	$11,338	$11,831
11/30/19	$11,770	$11,866	$11,336	$11,880
12/31/19	$11,999	$12,101	$11,353	$12,112
1/31/20	$11,969	$12,070	$11,556	$12,071
2/29/20	$11,767	$11,868	$11,729	$11,872
3/31/20	$10,616	$10,656	$11,500	$10,659
4/30/20	$10,966	$11,029	$11,731	$11,038
5/31/20	$11,400	$11,489	$11,840	$11,502
6/30/20	$11,407	$11,511	$11,939	$11,485
7/31/20	$11,952	$12,066	$12,149	$12,035
8/31/20	$12,028	$12,154	$12,079	$12,126
9/30/20	$11,891	$12,019	$12,057	$11,974
10/31/20	$11,925	$12,055	$12,014	$12,015
11/30/20	$12,366	$12,508	$12,171	$12,467
12/31/20	$12,584	$12,726	$12,213	$12,677
1/31/21	$12,595	$12,740	$12,136	$12,706
2/28/21	$12,605	$12,752	$11,979	$12,713
3/31/21	$12,645	$12,802	$11,840	$12,763
4/30/21	$12,765	$12,921	$11,939	$12,889
5/31/21	$12,788	$12,944	$11,985	$12,917
6/30/21	$12,932	$13,096	$12,072	$13,062
7/31/21	$12,963	$13,125	$12,194	$13,087
8/31/21	$13,027	$13,200	$12,185	$13,170
9/30/21	$13,018	$13,190	$12,081	$13,148
10/31/21	$12,979	$13,149	$12,072	$13,111
11/30/21	$12,841	$13,007	$12,086	$12,969
12/31/21	$13,102	$13,274	$12,078	$13,244
1/31/22	$12,729	$12,897	$11,813	$12,865
2/28/22	$12,624	$12,792	$11,652	$12,777
3/31/22	$12,525	$12,696	$11,340	$12,664
4/30/22	$12,041	$12,203	$10,917	$12,167
5/31/22	$12,143	$12,308	$10,977	$12,285
6/30/22	$11,286	$11,437	$10,757	$11,412
7/31/22	$12,023	$12,189	$11,028	$12,194
8/31/22	$11,636	$11,808	$10,741	$11,772
9/30/22	$11,184	$11,340	$10,278	$11,333
10/31/22	$11,552	$11,717	$10,166	$11,689
11/30/22	$11,739	$11,915	$10,545	$11,950
12/31/22	$11,649	$11,814	$10,509	$11,824
1/31/23	$12,090	$12,278	$10,835	$12,292
2/28/23	$11,903	$12,094	$10,569	$12,092
3/31/23	$12,071	$12,266	$10,816	$12,253
4/30/23	$12,154	$12,353	$10,883	$12,352
5/31/23	$12,011	$12,214	$10,770	$12,196
6/30/23	$12,223	$12,428	$10,753	$12,403
7/31/23	$12,376	$12,592	$10,764	$12,575
8/31/23	$12,410	$12,626	$10,699	$12,602
9/30/23	$12,261	$12,474	$10,444	$12,450
10/31/23	$12,105	$12,322	$10,287	$12,286
11/30/23	$12,656	$12,887	$10,750	$12,856
12/31/23	$13,132	$13,366	$11,157	$13,350
1/31/24	$13,099	$13,339	$11,131	$13,317
2/29/24	$13,132	$13,373	$10,997	$13,349
3/31/24	$13,282	$13,521	$11,105	$13,503
4/30/24	$13,146	$13,384	$10,846	$13,360
5/31/24	$13,299	$13,538	$11,026	$13,521
6/30/24	$13,428	$13,665	$11,126	$13,654
7/31/24	$13,699	$13,948	$11,379	$13,936
8/31/24	$13,931	$14,172	$11,546	$14,154
9/30/24	$14,161	$14,413	$11,738	$14,447
10/31/24	$14,068	$14,319	$11,471	$14,366
11/30/24	$14,238	$14,481	$11,592	$14,535
12/31/24	$14,170	$14,417	$11,417	$14,469
1/31/25	$14,373	$14,625	$11,486	$14,677
2/28/25	$14,469	$14,723	$11,723	$14,774
3/31/25	$14,315	$14,574	$11,721	$14,635
4/30/25	$14,337	$14,594	$11,762	$14,648
5/31/25	$14,580	$14,842	$11,702	$14,898
6/30/25	$14,845	$15,101	$11,885	$15,174
7/31/25	$14,886	$15,144	$11,868	$15,236
8/31/25	$15,069	$15,320	$12,010	$15,416

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 12/7/16
Xtrackers USD High Yield Corporate Bond ETF - NAV	8.17%	4.61%	4.81%
Solactive USD High Yield Corporates Total Market Index	8.10%	4.74%	5.00%
Bloomberg U.S. Universal Bond Index	3.72%	-0.17%	2.12%
iBoxx USD Liquid High Yield Index	8.44%	4.83%	5.08%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	3,939,732,648
Number of Portfolio Holdings	1,222
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	1,767,646
Modified duration to worst	3.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Credit Quality

Credit Rating	% of Net Assets
BBB	6%
BB	64%
B	22%
CCC	7%

Sector Allocation

Sector	% of Net Assets
Consumer, Non-cyclical	17%
Consumer, Cyclical	17%
Communications	16%
Financial	14%
Industrial	10%
Energy	10%
Basic Materials	5%
Technology	5%
Utilities	4%
Diversified	0%

Geographical Diversification

Country	% of Net Assets
United States	82%
Canada	5%
United Kingdom	2%
Luxembourg	2%
Other	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYLB-TSRA

R-102634-2 (10/25) DBX006863 (10/26)

Xtrackers S&P 500 Diversified Sector Weight ETF

SPXD: Nasdaq Stock Market

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXD	$1Footnote Reference(a)	0.09%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period July 24, 2025 (commencement of operations) through August 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers S&P 500 Diversified Sector Weight ETF (the "Fund") for the period July 24, 2025 (commencement of operations) to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500® Diversified Sector Weight Index (the Underlying Index). The Underlying Index is designed to track the performance of the constituent securities of the S&P 500® Index reweighted to mitigate concentration risk and address sector imbalances. The S&P 500® Diversified Sector Weight Index’s reweighting approach is intended to provide a return more representative of all the business opportunities inherent to the S&P 500®, rather than a return tied principally to the business opportunities represented by the S&P 500’s® largest constituent companies.

The Fund returned 0.88% for the period ended August 31, 2025. The Fund's underlying index returned 0.91% and the Fund's broad-based index the S&P 500® Index returned 1.73% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Consumer Discretionary and Energy. Information Technology, Consumer Staples and Materials sectors contributed negatively to performance.

Fund Performance

S&P 500® Diversified Sector Weight Index is designed to track the performance of the constituent securities of the S&P 500® Index reweighted to mitigate concentration risk and address sector imbalances. The S&P 500® Diversified Sector Weight Index’s reweighting approach is intended to provide a return more representative of all the business opportunities inherent to the S&P 500®, rather than a return tied principally to the business opportunities represented by the S&P 500®’s largest constituent companies.

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a required broad-based index that represents the Fund's overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers S&P 500 Diversified Sector Weight ETF - NAV	S&P 500® Diversified Sector Weight Index (the Underlying Index)	S&P 500® Index
7/24/25	$10,000	$10,000	$10,000
7/25	$9,784	$9,786	$9,971
8/25	$10,088	$10,091	$10,173
Fund/Index	Since Inception 7/24/25
Xtrackers S&P 500 Diversified Sector Weight ETF - NAV	0.88%
S&P 500® Diversified Sector Weight Index	0.91%
S&P 500® Index	1.73%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	6,053,031
Number of Portfolio Holdings	500
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	477

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	15.5% of Net Assets
Berkshire Hathaway, Inc.	3.8%
Abbott Laboratories	1.8%
Jabil, Inc.	1.5%
Microsoft Corp.	1.4%
Procter & Gamble Co.	1.4%
Costco Wholesale Corp.	1.2%
Walt Disney Co.	1.1%
Sysco Corp.	1.1%
Regeneron Pharmaceuticals, Inc.	1.1%
Apple, Inc.	1.1%

Sector Allocation

Sector	% of Net Assets
Information Technology	14%
Financials	13%
Health Care	12%
Industrials	12%
Consumer Staples	12%
Consumer Discretionary	11%
Communication Services	6%
Utilities	6%
Energy	6%
Real Estate	4%
Materials	4%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. The securities markets are volatile and the market prices of the fund's securities may decline. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. Performance of the fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. An investment in the fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SPXD-TSRA

R-107252-1 (10/25) DBX006876 (10/26)

Xtrackers S&P 500 Growth Scored & Screened ETF

SNPG: Cboe BZX Exchange, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPG	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers S&P 500 Growth Scored & Screened ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500® Growth Scored & Screened Index (the Underlying Index). The Underlying Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500® Growth Index.

The Fund returned 17.65% for the period ended August 31, 2025. The Fund's underlying index returned 17.83% and the Fund's broad-based index the S&P 500® Index returned 15.88% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Communication Services, Information Technology and Consumer Discretionary. Health Care, Consumer Staples and Energy sectors contributed negatively to performance.

Fund Performance

S&P 500® Growth Scored & Screened Index is a  market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500® Growth Index.

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a required broad-based index that represents the fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers S&P 500 Growth Scored & Screened ETF - NAV	S&P 500® Growth Scored & Screened Index (the Underlying Index)	S&P 500® Index
11/9/22	$10,000	$10,000	$10,000
11/30/22	$10,838	$10,840	$10,676
12/31/22	$9,962	$9,963	$10,061
1/31/23	$10,853	$10,856	$10,693
2/28/23	$10,616	$10,620	$10,432
3/31/23	$11,477	$11,486	$10,815
4/30/23	$11,694	$11,704	$10,984
5/31/23	$12,037	$12,050	$11,031
6/30/23	$12,766	$12,782	$11,760
7/31/23	$13,233	$13,251	$12,138
8/31/23	$13,221	$13,241	$11,945
9/30/23	$12,635	$12,655	$11,375
10/31/23	$12,322	$12,342	$11,136
11/30/23	$13,327	$13,352	$12,153
12/31/23	$13,787	$13,815	$12,705
1/31/24	$14,182	$14,213	$12,919
2/29/24	$15,206	$15,241	$13,609
3/31/24	$15,595	$15,635	$14,047
4/30/24	$15,144	$15,184	$13,473
5/31/24	$16,096	$16,141	$14,141
6/30/24	$17,044	$17,094	$14,648
7/31/24	$16,848	$16,901	$14,827
8/31/24	$17,349	$17,406	$15,186
9/30/24	$17,872	$17,934	$15,511
10/31/24	$17,617	$17,681	$15,370
11/30/24	$18,627	$18,696	$16,272
12/31/24	$18,481	$18,551	$15,884
1/31/25	$19,017	$19,093	$16,327
2/28/25	$18,615	$18,691	$16,114
3/31/25	$17,126	$17,198	$15,206
4/30/25	$17,229	$17,304	$15,103
5/31/25	$18,480	$18,564	$16,053
6/30/25	$19,500	$19,591	$16,870
7/31/25	$20,105	$20,201	$17,248
8/31/25	$20,411	$20,509	$17,598
Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P 500 Growth Scored & Screened ETF - NAV	17.65%	28.89%
S&P 500® Growth Scored & Screened Index	17.83%	29.08%
S&P 500® Index	15.88%	22.25%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	17,493,937
Number of Portfolio Holdings	128
Portfolio Turnover Rate (%)	50
Total Net Advisory Fees Paid ($)	23,567

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	61.2% of Net Assets
Alphabet, Inc.	9.7%
Apple, Inc.	9.4%
Meta Platforms, Inc.	9.1%
NVIDIA Corp.	9.1%
Microsoft Corp.	8.7%
Visa, Inc.	3.9%
Eli Lilly & Co.	3.7%
Mastercard, Inc.	3.1%
Costco Wholesale Corp.	2.7%
Walmart, Inc.	1.8%

Sector Allocation

Sector	% of Net Assets
Information Technology	35%
Communication Services	19%
Financials	13%
Industrials	10%
Health Care	7%
Consumer Discretionary	7%
Consumer Staples	5%
Real Estate	2%
Energy	1%
Materials	1%
Utilities	0%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective February 10, 2025, the Fund changed its name from Xtrackers S&P 500 Growth ESG ETF to Xtrackers S&P 500 Growth Scored & Screened ETF due to a change in the name of the Fund's Underlying Index from S&P 500 Growth ESG Index to S&P 500 Growth Scored & Screened Index. The change in the Underlying Index’s name did not involve any changes to its methodology or any changes in the Fund’s investment policies.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPG-TSRA

R-102665-2 (10/25) DBX006872 (10/26)

Xtrackers S&P 500 Scored & Screened ETF

SNPE: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPE	$11	0.10%

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers S&P 500 Scored & Screened ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500®  Scored & Screened Index (the Underlying Index). The Underlying Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500®  Index.

The Fund returned 13.56% for the period ended August 31, 2025. The Fund's underlying index returned 13.67% and the Fund's broad-based index the S&P 500® Index returned 15.88% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Communication Services and Financials. Health Care and Utilities sectors contributed negatively to performance.

Fund Performance

S&P 500® Scored & Screened Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500®  index.

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers S&P 500 Scored & Screened ETF - NAV	S&P 500® Scored & Screened Index (the Underlying Index)	S&P 500® Index
6/26/19	$10,000	$10,000	$10,000
8/31/19	$10,119	$10,122	$10,068
2/29/20	$10,401	$10,409	$10,262
8/31/20	$12,724	$12,744	$12,277
2/28/21	$13,728	$13,756	$13,473
8/31/21	$16,560	$16,601	$16,103
2/28/22	$16,493	$16,542	$15,681
8/31/22	$14,972	$15,024	$14,295
2/28/23	$15,163	$15,223	$14,475
8/31/23	$17,666	$17,746	$16,575
2/29/24	$19,969	$20,071	$18,883
8/31/24	$22,398	$22,532	$21,072
2/28/25	$23,330	$23,482	$22,359
8/31/25	$25,434	$25,613	$24,418

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 6/26/19
Xtrackers S&P 500 Scored & Screened ETF - NAV	13.56%	14.86%	16.30%
S&P 500® Scored & Screened Index	13.67%	14.98%	16.41%
S&P 500® Index	15.88%	14.74%	15.52%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	2,061,864,282
Number of Portfolio Holdings	322
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	1,677,638

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	47.5% of Net Assets
NVIDIA Corp.	11.3%
Microsoft Corp.	10.0%
Apple, Inc.	9.2%
Alphabet, Inc.	5.9%
Meta Platforms, Inc.	4.3%
Visa, Inc.	1.6%
Eli Lilly & Co.	1.5%
Exxon Mobil Corp.	1.3%
Mastercard, Inc.	1.3%
Walmart, Inc.	1.1%

Sector Allocation

Sector	% of Net Assets
Information Technology	38%
Financials	14%
Communication Services	12%
Health Care	10%
Industrials	7%
Consumer Discretionary	5%
Consumer Staples	5%
Energy	4%
Real Estate	2%
Materials	2%
Utilities	1%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective February 10, 2025, the Fund changed its name from Xtrackers S&P 500 ESG ETF to Xtrackers S&P 500 Scored & Screened ETF due to a change in the name of the Fund's Underlying Index from S&P 500 ESG Index to S&P 500 Scored & Screened Index. The change in the Underlying Index’s name did not involve any changes to its methodology or any changes in the Fund’s investment policies.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Stocks of medium-sized companies involve greater risk than securities of larger, more-established companies. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPE-TSRA

R-102664-2 (10/25) DBX006871 (10/26)

Xtrackers S&P 500 Value Scored & Screened ETF

SNPV: Cboe BZX Exchange, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPV	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers S&P 500 Value Scored & Screened ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500® Value Scored & Screened Index (the Underlying Index). The Underlying Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500® Value Index.

The Fund returned 9.69% for the period ended August 31, 2025. The Fund's underlying index returned 9.86% and the Fund's broad-based index the S&P 500® Index returned 15.88% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Information Technology and Communication Services. Health Care and Utilities sectors contributed negatively to performance.

Fund Performance

S&P 500® Value Scored & Screened Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500® value index.

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500® Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers S&P 500 Value Scored & Screened ETF - NAV	S&P 500® Value Scored & Screened Index (the Underlying Index)	S&P 500® Index
11/9/22	$10,000	$10,000	$10,000
11/30/22	$10,521	$10,523	$10,676
12/31/22	$10,105	$10,108	$10,061
1/31/23	$10,642	$10,646	$10,693
2/28/23	$10,288	$10,294	$10,432
3/31/23	$10,231	$10,238	$10,815
4/30/23	$10,302	$10,309	$10,984
5/31/23	$10,068	$10,076	$11,031
6/30/23	$10,746	$10,758	$11,760
7/31/23	$11,106	$11,120	$12,138
8/31/23	$10,790	$10,805	$11,945
9/30/23	$10,261	$10,275	$11,375
10/31/23	$10,119	$10,135	$11,136
11/30/23	$11,114	$11,134	$12,153
12/31/23	$11,720	$11,743	$12,705
1/31/24	$11,716	$11,740	$12,919
2/29/24	$12,096	$12,123	$13,609
3/31/24	$12,699	$12,730	$14,047
4/30/24	$12,081	$12,113	$13,473
5/31/24	$12,406	$12,442	$14,141
6/30/24	$12,321	$12,358	$14,648
7/31/24	$12,893	$12,933	$14,827
8/31/24	$13,212	$13,257	$15,186
9/30/24	$13,412	$13,459	$15,511
10/31/24	$13,236	$13,284	$15,370
11/30/24	$14,052	$14,107	$16,272
12/31/24	$13,135	$13,187	$15,884
1/31/25	$13,799	$13,857	$16,327
2/28/25	$13,917	$13,978	$16,114
3/31/25	$13,523	$13,583	$15,206
4/30/25	$12,879	$12,935	$15,103
5/31/25	$13,260	$13,320	$16,053
6/30/25	$13,862	$13,927	$16,870
7/31/25	$13,958	$14,025	$17,248
8/31/25	$14,492	$14,564	$17,598
Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P 500 Value Scored & Screened ETF - NAV	9.69%	14.11%
S&P 500® Value Scored & Screened Index	9.86%	14.30%
S&P 500® Index	15.88%	22.25%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	7,202,873
Number of Portfolio Holdings	257
Portfolio Turnover Rate (%)	50
Total Net Advisory Fees Paid ($)	10,997

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	32.2% of Net Assets
Apple, Inc.	9.4%
Microsoft Corp.	8.8%
Exxon Mobil Corp.	2.9%
Bank of America Corp.	1.9%
UnitedHealth Group, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Coca-Cola Co.	1.6%
Wells Fargo & Co.	1.6%
Advanced Micro Devices, Inc.	1.5%
Abbott Laboratories	1.3%

Sector Allocation

Sector	% of Net Assets
Information Technology	29%
Financials	18%
Health Care	15%
Energy	7%
Consumer Staples	7%
Industrials	6%
Consumer Discretionary	5%
Materials	4%
Communication Services	4%
Real Estate	3%
Utilities	2%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective February 10, 2025, the Fund changed its name from Xtrackers S&P 500 Value ESG ETF to Xtrackers S&P 500 Value Scored & Screened ETF due to a change in the name of the Fund's Underlying Index from S&P 500 Value ESG Index to S&P 500 Value Scored & Screened Index. The change in the Underlying Index’s name did not involve any changes to its methodology or any changes in the Fund’s investment policies.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPV-TSRA

R-102666-2 (10/25) DBX006873 (10/26)

Xtrackers S&P Dividend Aristocrats Screened ETF

SNPD: Cboe BZX Exchange, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPD	$15	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers S&P Dividend Aristocrats Screened ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P High Yield Dividend Aristocrats Screened® Index (the Underlying Index). The Underlying Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats® Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats® Index measures the performance of companies within the S&P Composite 1500® Index that have followed a policy of consistently increasing dividends every year for at least 20 years.

The Fund returned 0.67% for the period ended August 31, 2025. The Fund's underlying index returned 0.75% and the Fund's broad-based index the S&P Composite 1500® Index returned 15.06% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Utilities and Information Technology. Consumer Staples, Consumer Discretionary and Real Estate sectors contributed negatively to performance.

Fund Performance

S&P High Yield Dividend Aristocrats Screened® Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats® Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats® Index measures the performance of companies within the S&P Composite 1500® Index that have followed a policy of consistently increasing dividends every year for at least 20 years.

S&P Composite 1500® Index is a broad measure of the U.S. equity market which covers approximately 90% of the market capitalization of US stocks and includes all stocks in the S&P 500®, S&P 400® and S&P 600® Indices.

The S&P Composite 1500® Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers S&P Dividend Aristocrats Screened ETF - NAV	S&P High Yield Dividend Aristocrats Screened® Index (the Underlying Index)	S&P Composite 1500® Index
11/9/22	$10,000	$10,000	$10,000
11/30/22	$10,554	$10,556	$10,668
12/31/22	$10,204	$10,206	$10,052
1/31/23	$10,428	$10,432	$10,709
2/28/23	$10,093	$10,098	$10,456
3/31/23	$10,060	$10,063	$10,772
4/30/23	$10,192	$10,196	$10,914
5/31/23	$9,556	$9,560	$10,934
6/30/23	$10,219	$10,225	$11,676
7/31/23	$10,582	$10,591	$12,064
8/31/23	$10,201	$10,210	$11,855
9/30/23	$9,650	$9,659	$11,283
10/31/23	$9,300	$9,309	$11,015
11/30/23	$9,857	$9,869	$12,014
12/31/23	$10,457	$10,473	$12,612
1/31/24	$10,414	$10,430	$12,781
2/29/24	$10,640	$10,659	$13,461
3/31/24	$11,154	$11,176	$13,912
4/30/24	$10,745	$10,769	$13,324
5/31/24	$10,908	$10,934	$13,980
6/30/24	$10,718	$10,744	$14,422
7/31/24	$11,295	$11,325	$14,666
8/31/24	$11,644	$11,677	$14,987
9/30/24	$11,825	$11,858	$15,294
10/31/24	$11,384	$11,416	$15,150
11/30/24	$11,884	$11,920	$16,083
12/31/24	$11,048	$11,080	$15,633
1/31/25	$11,252	$11,286	$16,078
2/28/25	$11,502	$11,541	$15,824
3/31/25	$11,288	$11,328	$14,932
4/30/25	$10,835	$10,873	$14,805
5/31/25	$11,138	$11,178	$15,726
6/30/25	$11,289	$11,328	$16,510
7/31/25	$11,329	$11,368	$16,870
8/31/25	$11,722	$11,765	$17,243
Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P Dividend Aristocrats Screened ETF - NAV	0.67%	5.82%
S&P High Yield Dividend Aristocrats Screened® Index	0.75%	5.95%
S&P Composite 1500® Index	15.06%	21.37%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	6,268,114
Number of Portfolio Holdings	100
Portfolio Turnover Rate (%)	31
Total Net Advisory Fees Paid ($)	8,299

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	23.9% of Net Assets
Franklin Resources, Inc.	3.5%
Verizon Communications, Inc.	3.3%
Realty Income Corp.	2.6%
UGI Corp.	2.4%
Eversource Energy	2.4%
AbbVie, Inc.	2.2%
Amcor PLC	1.9%
Chevron Corp.	1.9%
Archer-Daniels-Midland Co.	1.9%
Best Buy Co., Inc.	1.8%

Sector Allocation

Sector	% of Net Assets
Utilities	17%
Industrials	17%
Consumer Staples	16%
Materials	10%
Financials	9%
Health Care	7%
Real Estate	7%
Information Technology	6%
Energy	4%
Consumer Discretionary	4%
Communication Services	3%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective February 10, 2025, the Fund changed its name from Xtrackers S&P ESG Dividend Aristocrats ETF to Xtrackers S&P Dividend Aristocrats Screened ETF due to a change in the name of the Fund's Underlying Index from S&P ESG High Yield Dividend Aristocrats Index to S&P High Yield Dividend Aristocrats Screened Index. The change in the Underlying Index’s name did not involve any changes to its methodology or any changes in the Fund’s investment policies.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPD-TSRA

R-102667-2 (10/25) DBX006874 (10/26)

Xtrackers S&P MidCap 400 Scored & Screened ETF

MIDE: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MIDE	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers S&P MidCap 400 Scored & Screened ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P MidCap 400® Scored & Screened Index (the Underlying Index). The Underlying Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400® Index.

The Fund returned 7.25% for the period ended August 31, 2025. The Fund's underlying index returned 7.46% and the Fund's broad-based index the S&P Composite 1500® Index returned 15.06% during the same period, while the Fund's additional, more narrowly based index, the S&P MidCap 400® Index, returned 6.86%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Information Technology.

Fund Performance

S&P MidCap 400® Scored & Screened Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400® Index.

S&P Composite 1500® Index is a broad measure of the U.S. equity market which covers approximately 90% of the market capitalization of U.S. stocks and includes all stocks in the S&P 500®, S&P 400® and S&P 600® Indices.

The S&P Composite 1500® Index is a required broad-based index that represents the Fund’s overall equity market. It replaces the S&P MidCap 400® Index as the Fund's broad-based index in compliance with updated regulatory requirements.

S&P MidCap 400® Index seeks to measure the mid-cap segment of the U.S. equity market. The index is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.

The S&P MidCap 400® Index is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers S&P MidCap 400 Scored & Screened ETF - NAV	S&P MidCap 400® Scored & Screened Index (the Underlying Index)	S&P Composite 1500® Index	S&P MidCap 400® Index
2/24/21	$10,000	$10,000	$10,000	$10,000
2/21	$9,864	$9,864	$9,708	$9,867
8/21	$10,992	$11,001	$10,295	$10,949
2/22	$10,754	$10,769	$9,734	$10,654
8/22	$9,932	$9,954	$9,597	$9,813
2/23	$10,852	$10,889	$9,763	$10,587
8/23	$10,944	$10,988	$9,827	$10,864
2/24	$11,839	$11,897	$10,532	$11,969
8/24	$12,771	$12,846	$10,218	$13,501
2/25	$12,828	$12,913	$15,949	$12,297
8/25	$13,698	$13,805	$17,380	$13,787
Fund/Index	1-Year	Since Inception 2/24/21
Xtrackers S&P MidCap 400 Scored & Screened ETF - NAV	7.25%	7.21%
S&P MidCap 400® Scored & Screened Index	7.46%	7.39%
S&P Composite 1500® Index	15.06%	13.01%
S&P MidCap 400® Index	6.86%	7.36%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	4,842,096
Number of Portfolio Holdings	278
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	9,635

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	10.0% of Net Assets
EMCOR Group, Inc.	1.3%
Comfort Systems USA, Inc.	1.2%
Pure Storage, Inc.	1.1%
iShares ESG Select Screened S&P Mid-Cap ETF	1.1%
RB Global, Inc.	1.0%
Flex Ltd.	1.0%
Burlington Stores, Inc.	0.9%
Guidewire Software, Inc.	0.8%
US Foods Holding Corp.	0.8%
Somnigroup International, Inc.	0.8%

Sector Allocation

Sector	% of Net Assets
Industrials	22%
Financials	19%
Consumer Discretionary	13%
Information Technology	12%
Health Care	9%
Real Estate	8%
Materials	5%
Energy	4%
Consumer Staples	3%
Utilities	2%
Communication Services	1%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective February 10, 2025, the Fund changed its name from Xtrackers S&P MidCap 400 ESG ETF to Xtrackers S&P MidCap 400 Scored & Screened ETF due to a change in the name of the Fund's Underlying Index from S&P MidCap 400 ESG Index to S&P MidCap 400 Scored & Screened Index. The change in the Underlying Index’s name did not involve any changes to its methodology or any changes in the Fund’s investment policies.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. Investing involves risk, including the possible loss of principal. Stocks may decline in value. Stocks of medium-sized companies involve greater risk than securities of larger, more-established companies. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

MIDE-TSRA

R-102669-2 (10/25) DBX006875 (10/26)

Xtrackers FTSE Developed ex US Multifactor ETF

DEEF: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEEF	$26	0.24%

Gross expense ratio as of the latest prospectus: 0.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers FTSE Developed ex US Multifactor ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the Underlying Index). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Net Tax (US RIC) Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States).

The Fund returned 16.76% for the period ended August 31, 2025. The Fund's underlying index returned 17.28% and the Fund's broad-based index the FTSE Developed ex US Net Tax (US RIC) Index returned 15.09% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Financials and Consumer Staples. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Japan, the United Kingdom and Israel while New Zealand, Ireland and Denmark contributed negatively to performance.

Fund Performance

FTSE Developed ex US Comprehensive Factor Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Net Tax (US RIC) Index.

The FTSE Developed ex US Net Tax (US RIC) Index is comprised of large- and mid-capitalization equity securities from developed markets (except the United States).

The FTSE Developed ex US Net Tax (US RIC) Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers FTSE Developed ex US Multifactor ETF - NAV	FTSE Developed ex US Comprehensive Factor Index (the Underlying Index)	FTSE Developed ex US Net Tax (US RIC) Index
11/24/15	$10,000	$10,000	$10,000
11/30/15	$9,992	$9,987	$9,987
12/31/15	$9,912	$9,940	$9,823
1/31/16	$9,360	$9,403	$9,144
2/29/16	$9,340	$9,370	$9,003
3/31/16	$10,017	$10,075	$9,651
4/30/16	$10,214	$10,270	$9,943
5/31/16	$10,150	$10,232	$9,831
6/30/16	$9,882	$9,979	$9,554
7/31/16	$10,390	$10,488	$10,033
8/31/16	$10,321	$10,398	$10,059
9/30/16	$10,480	$10,594	$10,186
10/31/16	$10,099	$10,218	$9,983
11/30/16	$9,814	$9,934	$9,812
12/31/16	$10,042	$10,165	$10,126
1/31/17	$10,342	$10,471	$10,443
2/28/17	$10,525	$10,669	$10,586
3/31/17	$10,725	$10,876	$10,866
4/30/17	$11,047	$11,204	$11,108
5/31/17	$11,429	$11,595	$11,507
6/30/17	$11,471	$11,636	$11,523
7/31/17	$11,792	$11,964	$11,866
8/31/17	$11,887	$12,061	$11,854
9/30/17	$12,136	$12,309	$12,161
10/31/17	$12,413	$12,603	$12,379
11/30/17	$12,560	$12,762	$12,515
12/31/17	$12,811	$13,010	$12,752
1/31/18	$13,318	$13,546	$13,337
2/28/18	$12,797	$13,026	$12,701
3/31/18	$12,616	$12,855	$12,494
4/30/18	$12,842	$13,094	$12,806
5/31/18	$12,746	$13,003	$12,550
6/30/18	$12,488	$12,742	$12,374
7/31/18	$12,652	$12,913	$12,651
8/31/18	$12,519	$12,780	$12,437
9/30/18	$12,561	$12,828	$12,535
10/31/18	$11,530	$11,777	$11,491
11/30/18	$11,530	$11,781	$11,502
12/31/18	$11,068	$11,307	$10,924
1/31/19	$11,891	$12,152	$11,713
2/28/19	$12,061	$12,328	$11,983
3/31/19	$12,138	$12,414	$12,030
4/30/19	$12,230	$12,508	$12,357
5/31/19	$11,787	$12,057	$11,749
6/30/19	$12,323	$12,605	$12,453
7/31/19	$12,192	$12,479	$12,285
8/31/19	$11,953	$12,239	$11,972
9/30/19	$12,242	$12,540	$12,338
10/31/19	$12,647	$12,957	$12,757
11/30/19	$12,760	$13,077	$12,899
12/31/19	$13,128	$13,457	$13,357
1/31/20	$12,945	$13,274	$13,068
2/29/20	$11,769	$12,066	$11,916
3/31/20	$10,032	$10,287	$10,268
4/30/20	$10,836	$11,116	$11,000
5/31/20	$11,409	$11,709	$11,488
6/30/20	$11,648	$11,950	$11,896
7/31/20	$12,089	$12,404	$12,228
8/31/20	$12,847	$13,185	$12,864
9/30/20	$12,648	$12,989	$12,553
10/31/20	$12,221	$12,551	$12,083
11/30/20	$13,595	$13,964	$13,953
12/31/20	$14,228	$14,616	$14,685
1/31/21	$14,131	$14,521	$14,557
2/28/21	$14,142	$14,533	$14,901
3/31/21	$14,686	$15,105	$15,277
4/30/21	$15,095	$15,531	$15,755
5/31/21	$15,543	$15,999	$16,329
6/30/21	$15,419	$15,873	$16,138
7/31/21	$15,582	$16,056	$16,186
8/31/21	$15,762	$16,243	$16,431
9/30/21	$15,264	$15,742	$15,939
10/31/21	$15,462	$15,947	$16,341
11/30/21	$14,767	$15,231	$15,571
12/31/21	$15,549	$16,048	$16,373
1/31/22	$14,729	$15,203	$15,602
2/28/22	$14,629	$15,109	$15,379
3/31/22	$14,718	$15,210	$15,538
4/30/22	$13,930	$14,405	$14,536
5/31/22	$13,860	$14,330	$14,654
6/30/22	$12,631	$13,062	$13,235
7/31/22	$13,191	$13,644	$13,891
8/31/22	$12,649	$13,089	$13,270
9/30/22	$11,280	$11,677	$11,975
10/31/22	$11,639	$12,050	$12,629
11/30/22	$12,795	$13,245	$14,005
12/31/22	$12,889	$13,349	$13,941
1/31/23	$13,714	$14,203	$15,083
2/28/23	$13,385	$13,869	$14,690
3/31/23	$13,692	$14,198	$15,018
4/30/23	$13,994	$14,509	$15,423
5/31/23	$13,434	$13,934	$14,841
6/30/23	$13,994	$14,514	$15,505
7/31/23	$14,527	$15,069	$16,039
8/31/23	$14,114	$14,649	$15,411
9/30/23	$13,703	$14,236	$14,888
10/31/23	$13,103	$13,614	$14,247
11/30/23	$14,297	$14,857	$15,627
12/31/23	$15,093	$15,688	$16,496
1/31/24	$15,041	$15,636	$16,471
2/29/24	$15,173	$15,775	$16,792
3/31/24	$15,626	$16,256	$17,364
4/30/24	$15,268	$15,892	$16,902
5/31/24	$15,689	$16,332	$17,485
6/30/24	$15,363	$15,998	$17,250
7/31/24	$16,119	$16,794	$17,808
8/31/24	$16,606	$17,302	$18,335
9/30/24	$16,956	$17,673	$18,534
10/31/24	$15,948	$16,634	$17,565
11/30/24	$16,091	$16,792	$17,565
12/31/24	$15,579	$16,266	$17,074
1/31/25	$16,123	$16,836	$17,914
2/28/25	$16,323	$17,046	$18,185
3/31/25	$16,486	$17,226	$18,105
4/30/25	$17,504	$18,297	$18,940
5/31/25	$18,175	$19,001	$19,854
6/30/25	$18,758	$19,619	$20,422
7/31/25	$18,635	$19,502	$20,261
8/31/25	$19,388	$20,292	$21,101

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 11/24/15
Xtrackers FTSE Developed ex US Multifactor ETF - NAV	16.76%	8.58%	7.01%
FTSE Developed ex US Comprehensive Factor Index	17.28%	9.01%	7.51%
FTSE Developed ex US Net Tax (US RIC) Index	15.09%	10.40%	7.94%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	52,243,980
Number of Portfolio Holdings	1,188
Portfolio Turnover Rate (%)	47
Total Net Advisory Fees Paid ($)	123,159

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	6.3% of Net Assets
Imperial Brands PLC (United Kingdom)	1.0%
Tesco PLC (United Kingdom)	0.7%
Fairfax Financial Holdings Ltd. (Canada)	0.7%
Bank Leumi Le-Israel BM (Israel)	0.7%
Koninklijke Ahold Delhaize NV (Netherlands)	0.6%
Brambles Ltd. (Australia)	0.6%
ENEOS Holdings, Inc. (Japan)	0.5%
Coles Group Ltd. (Australia)	0.5%
Bank Hapoalim BM (Israel)	0.5%
3i Group PLC (United Kingdom)	0.5%

Sector Allocation

Sector	% of Net Assets
Industrials	24%
Financials	14%
Consumer Staples	12%
Consumer Discretionary	10%
Materials	9%
Communication Services	7%
Utilities	6%
Information Technology	6%
Health Care	5%
Real Estate	4%
Energy	2%

Geographical Diversification

Country	% of Net Assets
Japan	30%
United Kingdom	11%
Australia	9%
Sweden	4%
Canada	4%
Switzerland	4%
Germany	4%
South Korea	4%
France	4%
Israel	4%
Singapore	3%
Other	15%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Because the Fund seeks to provide exposure to stocks based on the following multifactors – value, momentum, quality, low volatility and size – it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Fund’s prospectus. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DEEF-TSRA

R-102612-2 (10/25) DBX006854 (10/26)

Xtrackers MSCI Kokusai Equity ETF

KOKU: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KOKU	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Kokusai Equity ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index (the Underlying Index). The Underlying Index is designed to track the performance of equity markets in developed markets (excluding Japan). The Underlying Index is also known as the MSCI World ex Japan Index.

The Fund returned 16.13% for the period ended August 31, 2025. The Fund's underlying index returned 15.85% and the Fund's broad-based index the MSCI World Index returned 15.68% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Communication Services. Health Care was the only sector that contributed negatively to performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from the United States, Canada and Germany while Denmark and the Netherlands contributed negatively to performance.

Fund Performance

MSCI Kokusai Index is designed to track the performance of equity markets in developed markets (excluding Japan). The MSCI Kokusai Index is also known as the MSCI World ex Japan Index.

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI Kokusai Equity ETF - NAV	MSCI Kokusai Index (the Underlying Index)	MSCI World Index
4/8/20	$10,000	$10,000	$10,000
8/31/20	$13,166	$13,148	$13,043
2/28/21	$14,672	$14,634	$14,572
8/31/21	$17,231	$17,160	$16,925
2/28/22	$16,482	$16,395	$16,138
8/31/22	$14,723	$14,620	$14,374
2/28/23	$15,348	$15,215	$14,955
8/31/23	$17,082	$16,904	$16,616
2/29/24	$19,215	$18,992	$18,687
8/31/24	$21,364	$21,086	$20,677
2/28/25	$22,459	$22,144	$21,607
8/31/25	$24,809	$24,428	$23,918

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 4/8/20
Xtrackers MSCI Kokusai Equity ETF - NAV	16.13%	13.51%	18.33%
MSCI Kokusai Index	15.85%	13.19%	17.98%
MSCI World Index	15.68%	17.52%	17.52%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	667,303,684
Number of Portfolio Holdings	1,147
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	563,583

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	28.6% of Net Assets
NVIDIA Corp. (United States)	5.7%
Microsoft Corp. (United States)	4.8%
Apple, Inc. (United States)	4.7%
Alphabet, Inc. (United States)	3.1%
Amazon.com, Inc. (United States)	3.0%
Meta Platforms, Inc. (United States)	2.2%
Broadcom, Inc. (United States)	1.8%
Tesla, Inc. (United States)	1.3%
JPMorgan Chase & Co. (United States)	1.1%
Berkshire Hathaway, Inc. (United States)	0.9%

Sector Allocation

Sector	% of Net Assets
Information Technology	27%
Financials	17%
Industrials	11%
Consumer Discretionary	10%
Health Care	9%
Communication Services	8%
Consumer Staples	6%
Energy	4%
Materials	3%
Utilities	3%
Real Estate	2%

Geographical Diversification

Country	% of Net Assets
United States	75%
United Kingdom	4%
Canada	3%
Switzerland	3%
France	3%
Germany	3%
Australia	2%
Other	7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of a fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

KOKU-TSRA

R-102626-2 (10/25) DBX006855 (10/26)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

QARP: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QARP	$20	0.19%

Gross expense ratio as of the latest prospectus: 0.19%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000® 2Qual/Val 5% Capped Factor Index (the Underlying Index). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000® Index, which is comprised of large-cap equity securities from issuers in the United States.

The Fund returned 10.27% for the period ended August 31, 2025. The Fund's underlying index returned 10.42% and the Fund's broad-based index the Russell 1000® Index returned 16.24% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Communication Services, Consumer Discretionary and Information Technology. Health Care was the only sector that contributed negatively to performance.

Fund Performance

Russell 1000® 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Russell 1000® 2Qual/Val 5% Capped Factor Index are derived from its starting universe, the Russell 1000® Index.

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe, is a subset of the Russell 3000® Index and  represents approximately 93% of the US equity market.

The Russell 1000® Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Russell 1000 US QARP ETF - NAV	Russell 1000® 2Qual/Val 5% Capped Factor Index (the Underlying Index)	Russell 1000® Index
4/5/18	$10,000	$10,000	$10,000
4/30/18	$9,948	$9,950	$10,023
5/31/18	$10,184	$10,188	$10,279
6/30/18	$10,253	$10,259	$10,346
7/31/18	$10,620	$10,628	$10,703
8/31/18	$10,953	$10,965	$11,072
9/30/18	$11,023	$11,036	$11,114
10/31/18	$10,326	$10,339	$10,327
11/30/18	$10,481	$10,497	$10,537
12/31/18	$9,525	$9,539	$9,578
1/31/19	$10,273	$10,290	$10,380
2/28/19	$10,630	$10,650	$10,732
3/31/19	$10,776	$10,797	$10,919
4/30/19	$11,086	$11,109	$11,359
5/31/19	$10,312	$10,334	$10,636
6/30/19	$11,057	$11,083	$11,382
7/31/19	$11,294	$11,322	$11,559
8/31/19	$11,063	$11,097	$11,347
9/30/19	$11,296	$11,352	$11,544
10/31/19	$11,618	$11,674	$11,789
11/30/19	$12,085	$12,147	$12,234
12/31/19	$12,441	$12,506	$12,587
1/31/20	$12,209	$12,275	$12,601
2/29/20	$11,200	$11,261	$11,571
3/31/20	$9,680	$9,732	$10,042
4/30/20	$10,986	$11,047	$11,369
5/31/20	$11,655	$11,722	$11,969
6/30/20	$11,829	$11,899	$12,234
7/31/20	$12,252	$12,325	$12,950
8/31/20	$13,134	$13,216	$13,901
9/30/20	$12,626	$12,706	$13,393
10/31/20	$12,236	$12,314	$13,070
11/30/20	$13,746	$13,835	$14,609
12/31/20	$14,271	$14,365	$15,226
1/31/21	$14,135	$14,229	$15,101
2/28/21	$14,822	$14,926	$15,538
3/31/21	$15,663	$15,780	$16,126
4/30/21	$16,337	$16,462	$16,995
5/31/21	$16,547	$16,676	$17,075
6/30/21	$16,930	$17,064	$17,503
7/31/21	$17,310	$17,450	$17,867
8/31/21	$17,766	$17,914	$18,384
9/30/21	$16,863	$17,004	$17,539
10/31/21	$17,888	$18,040	$18,756
11/30/21	$17,806	$17,961	$18,505
12/31/21	$18,779	$18,946	$19,254
1/31/22	$17,859	$18,021	$18,169
2/28/22	$17,341	$17,502	$17,670
3/31/22	$17,989	$18,158	$18,266
4/30/22	$16,709	$16,874	$16,638
5/31/22	$16,676	$16,840	$16,613
6/30/22	$15,349	$15,504	$15,222
7/31/22	$16,630	$16,800	$16,639
8/31/22	$16,020	$16,184	$16,000
9/30/22	$14,601	$14,752	$14,520
10/31/22	$15,897	$16,064	$15,684
11/30/22	$16,962	$17,145	$16,533
12/31/22	$16,056	$16,231	$15,572
1/31/23	$16,984	$17,173	$16,616
2/28/23	$16,454	$16,639	$16,220
3/31/23	$17,192	$17,388	$16,733
4/30/23	$17,510	$17,712	$16,941
5/31/23	$17,313	$17,515	$17,020
6/30/23	$18,420	$18,640	$18,169
7/31/23	$19,083	$19,316	$18,794
8/31/23	$18,845	$19,078	$18,465
9/30/23	$18,231	$18,461	$17,597
10/31/23	$17,659	$17,884	$17,172
11/30/23	$18,862	$19,106	$18,776
12/31/23	$19,703	$19,962	$19,703
1/31/24	$19,897	$20,163	$19,977
2/29/24	$20,847	$21,129	$21,056
3/31/24	$21,597	$21,894	$21,731
4/30/24	$20,569	$20,854	$20,806
5/31/24	$21,393	$21,693	$21,786
6/30/24	$21,840	$22,149	$22,507
7/31/24	$22,372	$22,695	$22,835
8/31/24	$22,888	$23,222	$23,376
9/30/24	$23,283	$23,628	$23,876
10/31/24	$22,933	$23,276	$23,709
11/30/24	$24,339	$24,707	$25,235
12/31/24	$23,329	$23,683	$24,532
1/31/25	$24,364	$24,739	$25,313
2/28/25	$24,205	$24,583	$24,870
3/31/25	$23,203	$23,566	$23,431
4/30/25	$22,632	$22,981	$23,291
5/31/25	$23,432	$23,794	$24,778
6/30/25	$24,111	$24,486	$26,033
7/31/25	$24,376	$24,759	$26,611
8/31/25	$25,239	$25,643	$27,172

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 4/5/18
Xtrackers Russell 1000 US QARP ETF - NAV	10.27%	13.95%	13.31%
Russell 1000® 2Qual/Val 5% Capped Factor Index	10.42%	14.18%	13.54%
Russell 1000® Index	16.24%	14.34%	14.43%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	70,073,698
Number of Portfolio Holdings	352
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	122,611

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	40.6% of Net Assets
NVIDIA Corp.	5.7%
Alphabet, Inc.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc.	5.0%
Berkshire Hathaway, Inc.	4.8%
Walmart, Inc.	2.7%
Chevron Corp.	2.2%
Costco Wholesale Corp.	2.1%
Visa, Inc.	2.0%

Sector Allocation

Sector	% of Net Assets
Information Technology	19%
Consumer Discretionary	15%
Communication Services	13%
Financials	12%
Health Care	11%
Consumer Staples	11%
Industrials	9%
Energy	6%
Materials	2%
Real Estate	1%
Utilities	0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Because the Fund seeks to provide exposure to stocks based on the following factors – quality and value – it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Fund’s prospectus. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

QARP-TSRA

R-102627-2 (10/25) DBX006856 (10/26)

Xtrackers Russell US Multifactor ETF

DEUS: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEUS	$18	0.17%

Gross expense ratio as of the latest prospectus: 0.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Russell US Multifactor ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000® Comprehensive Factor Index (the Underlying Index). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000® Index, which is comprised of large-cap equity securities from issuers in the United States.

The Fund returned 8.87% for the period ended August 31, 2025. The Fund's underlying index returned 9.00% and the Fund's broad-based index the Russell 1000® Index returned 16.24% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Financials and Utilities. Materials was the only sector that contributed negatively to performance.

Fund Performance

Russell 1000® Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality, value, momentum, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000® Index.

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe, is a subset of the Russell 3000® Index and represents approximately 93% of the US equity market.

The Russell 1000® Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Russell US Multifactor ETF - NAV	Russell 1000® Comprehensive Factor Index (the Underlying Index)	Russell 1000® Index
11/24/15	$10,000	$10,000	$10,000
11/30/15	$10,004	$10,003	$9,983
12/31/15	$9,856	$9,862	$9,803
1/31/16	$9,448	$9,452	$9,275
2/29/16	$9,608	$9,613	$9,272
3/31/16	$10,273	$10,282	$9,918
4/30/16	$10,257	$10,269	$9,972
5/31/16	$10,438	$10,452	$10,147
6/30/16	$10,563	$10,579	$10,170
7/31/16	$10,878	$10,897	$10,557
8/31/16	$10,806	$10,826	$10,571
9/30/16	$10,734	$10,755	$10,579
10/31/16	$10,498	$10,525	$10,373
11/30/16	$10,953	$10,982	$10,782
12/31/16	$11,118	$11,151	$10,985
1/31/17	$11,344	$11,380	$11,205
2/28/17	$11,759	$11,801	$11,639
3/31/17	$11,756	$11,800	$11,647
4/30/17	$11,899	$11,945	$11,770
5/31/17	$11,983	$12,032	$11,920
6/30/17	$12,057	$12,109	$12,003
7/31/17	$12,223	$12,276	$12,241
8/31/17	$12,185	$12,240	$12,279
9/30/17	$12,526	$12,585	$12,541
10/31/17	$12,812	$12,874	$12,828
11/30/17	$13,307	$13,375	$13,219
12/31/17	$13,334	$13,405	$13,367
1/31/18	$13,871	$13,946	$14,101
2/28/18	$13,320	$13,393	$13,583
3/31/18	$13,274	$13,352	$13,275
4/30/18	$13,189	$13,267	$13,320
5/31/18	$13,413	$13,491	$13,660
6/30/18	$13,444	$13,525	$13,748
7/31/18	$13,883	$13,968	$14,223
8/31/18	$14,250	$14,340	$14,713
9/30/18	$14,162	$14,252	$14,768
10/31/18	$13,137	$13,222	$13,723
11/30/18	$13,445	$13,534	$14,003
12/31/18	$12,166	$12,241	$12,727
1/31/19	$13,185	$13,270	$13,794
2/28/19	$13,707	$13,798	$14,261
3/31/19	$13,831	$13,925	$14,509
4/30/19	$14,316	$14,415	$15,095
5/31/19	$13,553	$13,648	$14,133
6/30/19	$14,469	$14,573	$15,126
7/31/19	$14,657	$14,763	$15,360
8/31/19	$14,471	$14,578	$15,079
9/30/19	$14,794	$14,907	$15,340
10/31/19	$14,944	$15,060	$15,666
11/30/19	$15,384	$15,506	$16,258
12/31/19	$15,658	$15,782	$16,727
1/31/20	$15,464	$15,589	$16,745
2/29/20	$14,038	$14,149	$15,377
3/31/20	$11,454	$11,534	$13,345
4/30/20	$12,942	$13,034	$15,108
5/31/20	$13,810	$13,910	$15,905
6/30/20	$13,918	$14,019	$16,257
7/31/20	$14,733	$14,846	$17,209
8/31/20	$15,185	$15,299	$18,472
9/30/20	$14,830	$14,944	$17,797
10/31/20	$14,759	$14,875	$17,368
11/30/20	$16,339	$16,463	$19,413
12/31/20	$16,983	$17,114	$20,234
1/31/21	$16,828	$16,962	$20,067
2/28/21	$17,392	$17,531	$20,649
3/31/21	$18,451	$18,607	$21,430
4/30/21	$19,299	$19,466	$22,584
5/31/21	$19,541	$19,713	$22,691
6/30/21	$19,542	$19,716	$23,259
7/31/21	$19,891	$20,069	$23,742
8/31/21	$20,474	$20,659	$24,430
9/30/21	$19,518	$19,699	$23,307
10/31/21	$20,671	$20,865	$24,925
11/30/21	$20,263	$20,453	$24,590
12/31/21	$21,495	$21,702	$25,586
1/31/22	$20,159	$20,353	$24,144
2/28/22	$19,860	$20,055	$23,481
3/31/22	$20,373	$20,572	$24,274
4/30/22	$19,140	$19,335	$22,110
5/31/22	$19,417	$19,617	$22,076
6/30/22	$17,877	$18,063	$20,227
7/31/22	$19,242	$19,443	$22,111
8/31/22	$18,673	$18,873	$21,262
9/30/22	$17,074	$17,259	$19,295
10/31/22	$18,810	$19,018	$20,843
11/30/22	$20,040	$20,266	$21,970
12/31/22	$19,112	$19,333	$20,693
1/31/23	$20,209	$20,443	$22,080
2/28/23	$19,695	$19,926	$21,554
3/31/23	$19,646	$19,878	$22,236
4/30/23	$19,664	$19,899	$22,512
5/31/23	$18,895	$19,116	$22,617
6/30/23	$20,501	$20,747	$24,144
7/31/23	$21,017	$21,271	$24,974
8/31/23	$20,562	$20,812	$24,538
9/30/23	$19,739	$19,982	$23,384
10/31/23	$19,044	$19,279	$22,819
11/30/23	$20,660	$20,915	$24,950
12/31/23	$21,932	$22,209	$26,182
1/31/24	$21,968	$22,244	$26,547
2/29/24	$23,063	$23,356	$27,981
3/31/24	$24,071	$24,382	$28,878
4/30/24	$22,705	$22,998	$27,649
5/31/24	$23,378	$23,679	$28,951
6/30/24	$23,334	$23,634	$29,909
7/31/24	$24,486	$24,814	$30,344
8/31/24	$25,040	$25,379	$31,064
9/30/24	$25,476	$25,825	$31,728
10/31/24	$25,132	$25,477	$31,506
11/30/24	$26,980	$27,353	$33,535
12/31/24	$25,088	$25,431	$32,600
1/31/25	$25,964	$26,323	$33,637
2/28/25	$25,717	$26,081	$33,049
3/31/25	$25,122	$25,486	$31,136
4/30/25	$24,841	$25,201	$30,951
5/31/25	$25,785	$26,160	$32,927
6/30/25	$26,438	$26,822	$34,594
7/31/25	$26,544	$26,929	$35,363
8/31/25	$27,262	$27,663	$36,107

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 11/24/15
Xtrackers Russell US Multifactor ETF - NAV	8.87%	12.42%	10.81%
Russell 1000® Comprehensive Factor Index	9.00%	12.58%	10.97%
Russell 1000® Index	16.24%	14.34%	14.03%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	185,388,961
Number of Portfolio Holdings	860
Portfolio Turnover Rate (%)	35
Total Net Advisory Fees Paid ($)	288,828

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	7.9% of Net Assets
Cardinal Health, Inc.	1.2%
Cencora, Inc.	1.0%
Altria Group, Inc.	0.9%
McKesson Corp.	0.8%
Cognizant Technology Solutions Corp.	0.7%
Jabil, Inc.	0.7%
Flex Ltd.	0.7%
VeriSign, Inc.	0.7%
Leidos Holdings, Inc.	0.6%
Synchrony Financial	0.6%

Sector Allocation

Sector	% of Net Assets
Industrials	20%
Financials	16%
Information Technology	11%
Consumer Discretionary	11%
Health Care	10%
Utilities	8%
Consumer Staples	8%
Materials	5%
Real Estate	4%
Communication Services	4%
Energy	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Because the Fund seeks to provide exposure to stocks based on the following multifactors – value, momentum, quality, low volatility and size – it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the fund’s prospectus. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DEUS-TSRA

R-102628-2 (10/25) DBX006857 (10/26)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

EMCR: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCR	$17	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the Underlying Index). The Underlying Index is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement.

The Fund returned 20.43% for the period ended August 31, 2025. The Fund's underlying index returned 20.05% and the Fund's broad-based index the MSCI Emerging Markets Index returned 16.80% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Communication Services and Information Technology. Consumer Staples and Utilities sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Hong Kong, Taiwan and China while India, Indonesia and South Africa contributed negatively to performance.

Fund Performance

Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement.

MSCI Emerging Markets Index captures large and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI Emerging Markets Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF - NAV	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the Underlying Index)	MSCI Emerging Markets Index
12/6/18	$10,000	$10,000	$10,000
12/31/18	$9,478	$9,481	$9,546
1/31/19	$10,176	$10,179	$10,383
2/28/19	$10,363	$10,366	$10,406
3/31/19	$10,414	$10,413	$10,494
4/30/19	$10,708	$10,713	$10,715
5/31/19	$10,156	$10,164	$9,937
6/30/19	$10,754	$10,763	$10,557
7/31/19	$10,629	$10,640	$10,428
8/31/19	$10,344	$10,356	$9,920
9/30/19	$10,623	$10,633	$10,109
10/31/19	$11,039	$11,052	$10,535
11/30/19	$11,154	$11,172	$10,521
12/31/19	$11,614	$11,634	$11,306
1/31/20	$11,341	$11,368	$10,779
2/29/20	$10,494	$10,516	$10,210
3/31/20	$9,073	$9,087	$8,638
4/30/20	$9,779	$9,794	$9,429
5/31/20	$10,126	$10,142	$9,501
6/30/20	$10,636	$10,650	$10,200
7/31/20	$11,198	$11,215	$11,111
8/31/20	$11,663	$11,685	$11,357
9/30/20	$11,433	$11,450	$10,883
10/31/20	$11,214	$11,229	$10,649
11/30/20	$12,588	$12,602	$12,081
12/31/20	$13,166	$13,180	$12,734
1/31/21	$13,326	$13,344	$12,762
2/28/21	$13,457	$13,478	$13,015
3/31/21	$13,624	$13,646	$13,179
4/30/21	$13,996	$14,015	$13,567
5/31/21	$14,337	$14,359	$13,977
6/30/21	$14,326	$14,360	$13,901
7/31/21	$14,085	$14,123	$13,672
8/31/21	$14,794	$14,878	$13,755
9/30/21	$14,125	$14,223	$13,209
10/31/21	$14,280	$14,377	$13,339
11/30/21	$13,776	$13,871	$12,795
12/31/21	$14,000	$14,104	$13,035
1/31/22	$13,922	$14,022	$12,789
2/28/22	$13,479	$13,617	$12,406
3/31/22	$13,305	$13,400	$12,126
4/30/22	$12,527	$12,620	$11,452
5/31/22	$12,549	$12,647	$11,502
6/30/22	$11,713	$11,803	$10,738
7/31/22	$11,661	$11,750	$10,711
8/31/22	$11,709	$11,806	$10,756
9/30/22	$10,331	$10,417	$9,495
10/31/22	$9,987	$10,070	$9,200
11/30/22	$11,489	$11,590	$10,565
12/31/22	$11,313	$11,416	$10,416
1/31/23	$12,258	$12,369	$11,239
2/28/23	$11,487	$11,594	$10,510
3/31/23	$11,830	$11,941	$10,829
4/30/23	$11,640	$11,750	$10,706
5/31/23	$11,554	$11,669	$10,526
6/30/23	$12,000	$12,122	$10,926
7/31/23	$12,687	$12,822	$11,606
8/31/23	$11,946	$12,074	$10,891
9/30/23	$11,605	$11,734	$10,606
10/31/23	$11,163	$11,284	$10,194
11/30/23	$12,124	$12,270	$11,010
12/31/23	$12,526	$12,704	$11,440
1/31/24	$11,978	$12,158	$10,909
2/29/24	$12,537	$12,738	$11,428
3/31/24	$12,816	$13,022	$11,679
4/30/24	$12,851	$13,059	$11,764
5/31/24	$12,935	$13,143	$11,830
6/30/24	$13,463	$13,719	$12,297
7/31/24	$13,529	$13,804	$12,333
8/31/24	$13,724	$14,059	$12,532
9/30/24	$14,818	$15,205	$13,369
10/31/24	$14,274	$14,601	$12,775
11/30/24	$13,849	$14,130	$12,316
12/31/24	$13,825	$14,114	$12,299
1/31/25	$13,887	$14,299	$12,518
2/28/25	$14,222	$14,483	$12,579
3/31/25	$14,167	$14,431	$12,659
4/30/25	$14,309	$14,592	$12,825
5/31/25	$14,927	$15,238	$13,372
6/30/25	$15,806	$16,149	$14,176
7/31/25	$16,163	$16,506	$14,453
8/31/25	$16,528	$16,878	$14,638

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 12/6/18
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF - NAV	20.43%	7.22%	7.74%
Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR	20.05%	7.63%	8.07%
MSCI Emerging Markets Index	16.80%	5.21%	5.81%

Average Annual Total Returns

Prior to August 18, 2021, the Fund operated with a different investment strategy, including tracking a different underlying index. Performance may have been different if the Fund’s current investment strategy had been in effect. Index returns prior to August 18, 2021 reflect that of the prior underlying index.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	40,510,298
Number of Portfolio Holdings	1,347
Portfolio Turnover Rate (%)	17
Total Net Advisory Fees Paid ($)	79,409

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	27.7% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9.7%
Tencent Holdings Ltd. (China)	6.5%
Alibaba Group Holding Ltd. (Hong Kong)	3.4%
Samsung Electronics Co. Ltd. (South Korea)	2.0%
PDD Holdings, Inc. (Ireland)	1.3%
HDFC Bank Ltd. (India)	1.1%
Xiaomi Corp. (China)	1.0%
Infosys Ltd. (India)	0.9%
Naspers Ltd. (South Africa)	0.9%
SK Hynix, Inc. (South Korea)	0.9%

Sector Allocation

Sector	% of Net Assets
Information Technology	26%
Financials	24%
Communication Services	14%
Consumer Discretionary	13%
Health Care	6%
Industrials	6%
Consumer Staples	4%
Materials	4%
Real Estate	2%
Utilities	1%
Energy	0%

Geographical Diversification

Country	% of Net Assets
China	29%
Taiwan	20%
India	15%
South Korea	10%
Hong Kong	4%
Brazil	4%
South Africa	3%
Saudi Arabia	2%
United Arab Emirates	2%
Mexico	2%
Other	9%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Incorporation of ESG criteria in the Fund's investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Underlying Index's methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not follow a carbon reduction strategy. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Please read the applicable prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

EMCR-TSRA

R-102635-2 (10/25) DBX006864 (10/26)

Xtrackers MSCI EAFE Selection Equity ETF

EASG: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EASG	$14	0.14%

Gross expense ratio as of the latest prospectus: 0.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI EAFE Selection Equity ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE Selection Index (the Underlying Index). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States.

The Fund returned 6.97% for the period ended August 31, 2025. The Fund's underlying index returned 6.98% and the Fund's broad-based index the MSCI EAFE Index returned 13.87% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Industrials and Communication Services. Health Care, Information Technology and Materials sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Japan, the United Kingdom and Italy while Denmark, the Netherlands and Israel contributed negatively to performance.

Fund Performance

MSCI EAFE Selection Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States.

MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI EAFE Selection Equity ETF - NAV	MSCI EAFE Selection Index (the Underlying Index)	MSCI EAFE Index
9/6/18	$10,000	$10,000	$10,000
9/30/18	$10,245	$10,245	$10,287
10/31/18	$9,399	$9,396	$9,468
11/30/18	$9,461	$9,461	$9,457
12/31/18	$8,988	$8,984	$8,998
1/31/19	$9,532	$9,533	$9,589
2/28/19	$9,773	$9,776	$9,833
3/31/19	$9,817	$9,820	$9,895
4/30/19	$10,120	$10,113	$10,173
5/31/19	$9,691	$9,681	$9,685
6/30/19	$10,274	$10,265	$10,259
7/31/19	$10,121	$10,115	$10,129
8/31/19	$9,911	$9,905	$9,867
9/30/19	$10,256	$10,249	$10,149
10/31/19	$10,687	$10,681	$10,514
11/30/19	$10,797	$10,792	$10,633
12/31/19	$11,134	$11,130	$10,978
1/31/20	$10,964	$10,960	$10,749
2/29/20	$10,016	$10,014	$9,777
3/31/20	$8,799	$8,792	$8,472
4/30/20	$9,363	$9,355	$9,020
5/31/20	$9,802	$9,796	$9,412
6/30/20	$10,152	$10,146	$9,733
7/31/20	$10,413	$10,406	$9,960
8/31/20	$10,911	$10,903	$10,472
9/30/20	$10,687	$10,677	$10,200
10/31/20	$10,190	$10,183	$9,792
11/30/20	$11,774	$11,767	$11,310
12/31/20	$12,298	$12,293	$11,836
1/31/21	$12,174	$12,170	$11,710
2/28/21	$12,322	$12,316	$11,973
3/31/21	$12,620	$12,608	$12,248
4/30/21	$12,931	$12,917	$12,617
5/31/21	$13,371	$13,356	$13,069
6/30/21	$13,200	$13,195	$12,881
7/31/21	$13,331	$13,326	$12,978
8/31/21	$13,672	$13,669	$13,207
9/30/21	$13,262	$13,252	$12,824
10/31/21	$13,619	$13,610	$13,139
11/30/21	$12,987	$12,978	$12,528
12/31/21	$13,689	$13,681	$13,169
1/31/22	$12,913	$12,907	$12,533
2/28/22	$12,567	$12,566	$12,311
3/31/22	$12,654	$12,648	$12,391
4/30/22	$11,856	$11,846	$11,589
5/31/22	$11,849	$11,831	$11,676
6/30/22	$10,797	$10,781	$10,592
7/31/22	$11,372	$11,356	$11,120
8/31/22	$10,743	$10,731	$10,592
9/30/22	$9,683	$9,668	$9,601
10/31/22	$10,210	$10,194	$10,118
11/30/22	$11,376	$11,358	$11,257
12/31/22	$11,371	$11,356	$11,266
1/31/23	$12,332	$12,316	$12,178
2/28/23	$12,078	$12,063	$11,924
3/31/23	$12,409	$12,388	$12,220
4/30/23	$12,824	$12,803	$12,565
5/31/23	$12,310	$12,285	$12,033
6/30/23	$12,813	$12,784	$12,581
7/31/23	$13,184	$13,155	$12,988
8/31/23	$12,657	$12,629	$12,490
9/30/23	$12,183	$12,156	$12,064
10/31/23	$11,713	$11,686	$11,575
11/30/23	$12,814	$12,787	$12,649
12/31/23	$13,521	$13,494	$13,321
1/31/24	$13,642	$13,614	$13,398
2/29/24	$13,839	$13,812	$13,643
3/31/24	$14,219	$14,187	$14,076
4/30/24	$13,952	$13,917	$13,731
5/31/24	$14,527	$14,493	$14,262
6/30/24	$14,439	$14,407	$14,032
7/31/24	$14,752	$14,719	$14,444
8/31/24	$15,230	$15,199	$14,914
9/30/24	$15,310	$15,278	$15,051
10/31/24	$14,300	$14,272	$14,233
11/30/24	$14,235	$14,210	$14,152
12/31/24	$13,821	$13,797	$13,830
1/31/25	$14,425	$14,400	$14,557
2/28/25	$14,582	$14,557	$14,839
3/31/25	$14,395	$14,363	$14,779
4/30/25	$15,019	$14,982	$15,456
5/31/25	$15,642	$15,603	$16,164
6/30/25	$15,989	$15,952	$16,520
7/31/25	$15,695	$15,662	$16,288
8/31/25	$16,291	$16,260	$16,982

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 9/6/18
Xtrackers MSCI EAFE Selection Equity ETF - NAV	6.97%	8.35%	7.24%
MSCI EAFE Selection Index	6.98%	8.32%	7.20%
MSCI EAFE Index	13.87%	10.15%	7.87%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	61,124,411
Number of Portfolio Holdings	359
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	76,351

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	19.5% of Net Assets
ASML Holding NV (Netherlands)	3.0%
AstraZeneca PLC (United Kingdom)	2.5%
Novartis AG (Switzerland)	2.4%
HSBC Holdings PLC (United Kingdom)	2.3%
Novo Nordisk A/S (Denmark)	1.8%
Sony Group Corp. (Japan)	1.7%
Unilever PLC (United Kingdom)	1.6%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.5%
Schneider Electric SE (France)	1.4%
TotalEnergies SE (France)	1.3%

Sector Allocation

Sector	% of Net Assets
Financials	24%
Industrials	18%
Health Care	12%
Consumer Discretionary	10%
Consumer Staples	8%
Information Technology	7%
Materials	6%
Communication Services	6%
Utilities	4%
Energy	2%
Real Estate	2%

Geographical Diversification

Country	% of Net Assets
Japan	24%
United Kingdom	14%
France	13%
Switzerland	9%
Netherlands	7%
Australia	5%
Germany	5%
Sweden	5%
Denmark	3%
Italy	3%
Spain	3%
Other	5%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective February 3, 2025, the Fund changed its name from Xtrackers MSCI EAFE ESG Leaders Equity ETF to Xtrackers MSCI EAFE Selection Equity ETF due to a change in the name of the Fund's Underlying Index from MSCI EAFE ESG Leaders Index to MSCI EAFE Selection Index. The change in the Underlying Index’s name did not involve any changes to its methodology or any changes in the Fund’s investment policies.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

EASG-TSRA

R-102658-2 (10/25) DBX006865 (10/26)

Xtrackers MSCI Emerging Markets Climate Selection ETF

EMCS: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCS	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Climate Selection ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Global Climate 500 Emerging Markets Selection Index (the Underlying Index). The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries that meet certain environmental, social and governance ("ESG") criteria, as defined by the index provider.

The Fund returned 18.80% for the period ended August 31, 2025. The Fund's underlying index returned 18.99% and the Fund's broad-based index the MSCI Emerging Markets Index returned 16.80% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Communication Services. Energy, Utilities and Materials sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Hong Kong, Taiwan and South Korea while India, Indonesia and Turkey contributed negatively to performance.

Fund Performance

MSCI Global Climate 500 Emerging Markets Selection Index is comprised of large and mid-capitalization companies in emerging markets that meet certain environmental, social and governance (“ESG”) criteria as defined by the index provider.

MSCI Emerging Markets Index captures large and mid-cap representation across Emerging Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI Emerging Markets Index is a required broad-based index that represents the Fund’s overall equity market.

MSCI Emerging Markets ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across emerging markets countries, as deﬁned by the index provider.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI Emerging Markets Climate Selection ETF - NAV	MSCI Global Climate 500 Emerging Markets Selection Index (the Underlying Index)	MSCI Emerging Markets Index	MSCI Emerging Markets ESG Leaders Index
12/6/18	$10,000	$10,000	$10,000	$10,000
12/31/18	$9,543	$9,542	$9,546	$9,551
1/31/19	$10,391	$10,390	$10,383	$10,399
2/28/19	$10,386	$10,384	$10,406	$10,393
3/31/19	$10,487	$10,494	$10,494	$10,503
4/30/19	$10,756	$10,768	$10,715	$10,778
5/31/19	$9,945	$9,969	$9,937	$9,978
6/30/19	$10,501	$10,533	$10,557	$10,543
7/31/19	$10,452	$10,491	$10,428	$10,500
8/31/19	$9,983	$10,018	$9,920	$10,027
9/30/19	$10,070	$10,107	$10,109	$10,116
10/31/19	$10,522	$10,565	$10,535	$10,575
11/30/19	$10,608	$10,660	$10,521	$10,669
12/31/19	$11,367	$11,427	$11,306	$11,438
1/31/20	$10,827	$10,893	$10,779	$10,903
2/29/20	$10,343	$10,395	$10,210	$10,404
3/31/20	$8,797	$8,839	$8,638	$8,847
4/30/20	$9,664	$9,712	$9,429	$9,721
5/31/20	$9,726	$9,770	$9,501	$9,779
6/30/20	$10,546	$10,598	$10,200	$10,607
7/31/20	$11,695	$11,759	$11,111	$11,769
8/31/20	$12,009	$12,076	$11,357	$12,087
9/30/20	$11,851	$11,918	$11,174	$11,929
10/31/20	$12,296	$12,372	$11,405	$12,383
11/30/20	$12,999	$13,078	$12,459	$13,090
12/31/20	$13,629	$13,723	$13,375	$13,735
1/31/21	$14,457	$14,551	$13,785	$14,563
2/28/21	$14,386	$14,490	$13,891	$14,503
3/31/21	$14,195	$14,295	$13,681	$14,308
4/30/21	$14,586	$14,688	$14,022	$14,701
5/31/21	$14,576	$14,683	$14,183	$14,696
6/30/21	$14,889	$15,009	$14,372	$15,023
7/31/21	$13,847	$13,956	$13,404	$13,968
8/31/21	$14,230	$14,340	$13,755	$14,352
9/30/21	$13,586	$13,709	$13,209	$13,721
10/31/21	$13,827	$13,948	$13,339	$13,961
11/30/21	$13,152	$13,262	$12,795	$13,274
12/31/21	$13,321	$13,440	$13,035	$13,452
1/31/22	$13,180	$13,292	$12,789	$13,304
2/28/22	$12,508	$12,704	$12,406	$12,715
3/31/22	$12,353	$12,472	$12,126	$12,483
4/30/22	$11,523	$11,638	$11,452	$11,649
5/31/22	$11,558	$11,659	$11,502	$11,669
6/30/22	$10,764	$10,853	$10,738	$10,862
7/31/22	$10,607	$10,706	$10,711	$10,716
8/31/22	$10,595	$10,714	$10,756	$10,723
9/30/22	$9,263	$9,356	$9,495	$9,365
10/31/22	$8,871	$8,967	$9,200	$8,975
11/30/22	$10,359	$10,482	$10,565	$10,492
12/31/22	$10,260	$10,376	$10,416	$10,385
1/31/23	$11,198	$11,313	$11,239	$11,323
2/28/23	$10,413	$10,522	$10,510	$10,532
3/31/23	$10,777	$10,891	$10,829	$10,900
4/30/23	$10,481	$10,591	$10,706	$10,601
5/31/23	$10,273	$10,398	$10,526	$10,407
6/30/23	$10,652	$10,785	$10,926	$10,795
7/31/23	$11,283	$11,429	$11,606	$11,439
8/31/23	$10,539	$10,682	$10,891	$10,692
9/30/23	$10,194	$10,335	$10,606	$10,345
10/31/23	$9,814	$9,948	$10,194	$9,957
11/30/23	$10,530	$10,686	$11,010	$10,695
12/31/23	$10,838	$11,015	$11,440	$11,025
1/31/24	$10,374	$10,549	$10,909	$10,559
2/29/24	$10,804	$10,995	$11,428	$11,005
3/31/24	$11,043	$11,239	$11,679	$11,249
4/30/24	$11,140	$11,346	$11,764	$11,356
5/31/24	$11,257	$11,473	$11,830	$11,483
6/30/24	$11,752	$11,995	$12,297	$12,005
7/31/24	$11,767	$12,016	$12,333	$12,027
8/31/24	$12,093	$12,376	$12,532	$12,387
9/30/24	$13,076	$13,400	$14,453	$13,594
10/31/24	$12,516	$12,784	$14,176	$12,969
11/30/24	$11,967	$12,277	$13,372	$12,547
12/31/24	$12,032	$12,328	$12,825	$12,648
1/31/25	$12,158	$12,642	$12,659	$12,919
2/28/25	$12,679	$12,994	$12,579	$13,139
3/31/25	$12,679	$12,992	$12,518	$13,059
4/30/25	$12,703	$13,038	$12,299	$13,270
5/31/25	$13,278	$13,640	$12,316	$13,899
6/30/25	$14,121	$14,521	$12,775	$14,756
7/31/25	$14,325	$14,716	$13,369	$15,145
8/31/25	$14,366	$14,726	$14,638	$15,311

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 12/6/18
Xtrackers MSCI Emerging Markets Climate Selection ETF - NAV	18.80%	3.65%	5.52%
MSCI Global Climate 500 Emerging Markets Selection Index	18.99%	4.05%	5.92%
MSCI Emerging Markets Index	16.80%	5.21%	5.81%
MSCI Emerging Markets ESG Leaders Index	21.96%	4.56%	6.53%

Average Annual Total Returns

Prior to November 4, 2024, the Fund operated with a different investment strategy, including tracking a different underlying index. Performance may have been different if the Fund’s current investment strategy had been in effect. Index returns prior to November 4, 2024 reflect that of the prior underlying index..

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	480,740,720
Number of Portfolio Holdings	64
Portfolio Turnover Rate (%)	171
Total Net Advisory Fees Paid ($)	441,437

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	46.7% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	14.9%
Tencent Holdings Ltd. (China)	8.9%
Samsung Electronics Co. Ltd. (South Korea)	4.6%
Alibaba Group Holding Ltd. (Hong Kong)	4.6%
HDFC Bank Ltd. (India)	2.5%
Ping An Insurance Group Co. of China Ltd. (China)	2.4%
Xiaomi Corp. (China)	2.3%
China Construction Bank Corp. (China)	2.3%
SK Hynix, Inc. (South Korea)	2.1%
Reliance Industries Ltd. (India)	2.1%

Sector Allocation

Sector	% of Net Assets
Financials	38%
Information Technology	30%
Consumer Discretionary	14%
Communication Services	11%
Energy	3%
Consumer Staples	1%
Materials	1%
Utilities	1%
Industrials	0%

Geographical Diversification

Country	% of Net Assets
Taiwan	32%
China	24%
India	16%
South Korea	7%
Brazil	5%
Hong Kong	5%
South Africa	4%
Ireland	2%
Other	4%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective November 5, 2024:

i. the Fund's name changed from Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF to Xtrackers MSCI Emerging Markets Climate Selection ETF;

ii. the Fund’s investment objective changed from seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index to seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Global Climate 500 Emerging Markets Selection Index; and

iii. the Fund’s Underlying Index changed from the MSCI Emerging Markets ESG Leaders Index to the MSCI Global Climate 500 Emerging Markets Selection Index.

Effective November 5, 2024, the Fund began a contractual expense limitation that capped the fund’s operating expenses at 0.15%. Prior to November 5, 2024 the Fund did not have a contractual cap.

Effective November 12, 2024, the Fund’s unitary advisory fee was reduced from 0.20% to 0.15%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund's investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Underlying Index's methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not follow a carbon reduction strategy. Stocks may decline in value.  Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of a fund may diverge from that of an underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the applicable prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

EMCS-TSRA

R-102659-2 (10/25) DBX006866 (10/26)

Xtrackers MSCI USA Climate Action Equity ETF

USCA: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCA	$8	0.07%

Gross expense ratio as of the latest prospectus: 0.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI USA Climate Action Equity ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA Climate Action Index (the Underlying Index) which is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition.

The Fund returned 14.82% for the period ended August 31, 2025. The Fund's underlying index returned 14.93% and the Fund's broad-based index the MSCI USA Index returned 16.45% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Communication Services and Financials. Health Care, Consumer Staples and Energy sectors contributed negatively to performance.

Fund Performance

MSCI USA Climate Action Index is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition.

MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market. The index covers approximately 85% of the free float-adjusted market capitalization in the US.

The MSCI USA Index is a required broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI USA Climate Action Equity ETF - NAV	MSCI USA Climate Action Index (the Underlying Index)	MSCI USA Index
4/4/23	$10,000	$10,000	$10,000
4/30/23	$10,109	$10,109	$10,095
5/31/23	$10,319	$10,320	$10,161
6/30/23	$10,983	$10,985	$10,838
7/31/23	$11,409	$11,412	$11,211
8/31/23	$11,256	$11,260	$11,022
9/30/23	$10,737	$10,741	$10,505
10/31/23	$10,452	$10,456	$10,264
11/30/23	$11,437	$11,437	$11,231
12/31/23	$11,949	$11,950	$11,761
1/31/24	$12,202	$12,204	$11,944
2/29/24	$12,919	$12,922	$12,585
3/31/24	$13,308	$13,312	$12,985
4/30/24	$12,793	$12,798	$12,449
5/31/24	$13,392	$13,398	$13,044
6/30/24	$13,919	$13,926	$13,510
7/31/24	$14,048	$14,056	$13,680
8/31/24	$14,391	$14,400	$14,009
9/30/24	$14,736	$14,747	$14,311
10/31/24	$14,663	$14,674	$14,205
11/30/24	$15,572	$15,584	$15,094
12/31/24	$15,178	$15,192	$14,710
1/31/25	$15,738	$15,755	$15,158
2/28/25	$15,463	$15,482	$14,919
3/31/25	$14,537	$14,555	$14,046
4/30/25	$14,415	$14,434	$13,974
5/31/25	$15,248	$15,270	$14,876
6/30/25	$16,025	$16,049	$15,642
7/31/25	$16,369	$16,396	$16,000
8/31/25	$16,523	$16,550	$16,314
Fund/Index	1-Year	Since Inception 4/4/23
Xtrackers MSCI USA Climate Action Equity ETF - NAV	14.82%	23.16%
MSCI USA Climate Action Index	14.93%	23.21%
MSCI USA Index	16.45%	22.48%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	3,086,685,461
Number of Portfolio Holdings	274
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	1,883,226

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	37.7% of Net Assets
NVIDIA Corp.	7.3%
Microsoft Corp.	6.2%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc.	4.3%
Tesla, Inc.	2.6%
JPMorgan Chase & Co.	2.2%
Visa, Inc.	1.6%
Eli Lilly & Co.	1.6%
Netflix, Inc.	1.4%

Sector Allocation

Sector	% of Net Assets
Information Technology	27%
Financials	15%
Communication Services	14%
Consumer Discretionary	12%
Health Care	10%
Industrials	7%
Consumer Staples	5%
Energy	3%
Real Estate	2%
Utilities	2%
Materials	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not follow a carbon reduction strategy. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

USCA-TSRA

R-102662-2 (10/25) DBX006867 (10/26)

Xtrackers MSCI USA Selection Equity ETF

USSG: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USSG	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers MSCI USA Selection Equity ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA Selection Index (the Underlying Index). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market.

The Fund returned 14.70% for the period ended August 31, 2025. The Fund's underlying index returned 14.81% and the Fund's broad-based index the MSCI USA Index returned 16.45% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Consumer Discretionary and Financials. Health Care and Consumer Staples sectors contributed negatively to performance.

Fund Performance

MSCI USA Selection Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market.

MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market. The index covers approximately 85% of the free float-adjusted market capitalization in the US.

The MSCI USA Index is a required broad broad-based index that represents the Fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers MSCI USA Selection Equity ETF - NAV	MSCI USA Selection Index (the Underlying Index)	MSCI USA Index
3/7/19	$10,000	$10,000	$10,000
3/31/19	$10,228	$10,229	$10,319
4/30/19	$10,608	$10,610	$10,733
5/31/19	$9,984	$9,986	$10,054
6/30/19	$10,634	$10,638	$10,761
7/31/19	$10,834	$10,839	$10,927
8/31/19	$10,722	$10,728	$10,737
9/30/19	$10,908	$10,914	$10,928
10/31/19	$11,109	$11,116	$11,166
11/30/19	$11,514	$11,522	$11,585
12/31/19	$11,847	$11,856	$11,925
1/31/20	$11,947	$11,957	$11,948
2/29/20	$11,042	$11,052	$10,974
3/31/20	$9,662	$9,671	$9,582
4/30/20	$10,863	$10,874	$10,843
5/31/20	$11,436	$11,450	$11,407
6/30/20	$11,626	$11,641	$11,667
7/31/20	$12,105	$12,121	$12,360
8/31/20	$13,019	$13,037	$13,287
9/30/20	$12,569	$12,587	$12,792
10/31/20	$12,220	$12,239	$12,459
11/30/20	$13,559	$13,581	$13,900
12/31/20	$14,067	$14,091	$14,474
1/31/21	$13,950	$13,976	$14,339
2/28/21	$14,392	$14,416	$14,714
3/31/21	$15,048	$15,074	$15,267
4/30/21	$15,831	$15,859	$16,098
5/31/21	$15,958	$15,988	$16,176
6/30/21	$16,378	$16,412	$16,626
7/31/21	$16,860	$16,895	$17,019
8/31/21	$17,378	$17,416	$17,521
9/30/21	$16,524	$16,560	$16,694
10/31/21	$18,072	$18,114	$17,859
11/30/21	$17,768	$17,811	$17,679
12/31/21	$18,517	$18,562	$18,377
1/31/22	$17,372	$17,415	$17,337
2/28/22	$16,792	$16,835	$16,829
3/31/22	$17,424	$17,470	$17,421
4/30/22	$15,922	$15,965	$15,841
5/31/22	$15,814	$15,857	$15,807
6/30/22	$14,642	$14,683	$14,498
7/31/22	$15,852	$15,898	$15,851
8/31/22	$15,069	$15,114	$15,230
9/30/22	$13,718	$13,759	$13,817
10/31/22	$14,719	$14,763	$14,914
11/30/22	$15,704	$15,753	$15,726
12/31/22	$14,764	$14,811	$14,801
1/31/23	$15,724	$15,774	$15,775
2/28/23	$15,349	$15,400	$15,398
3/31/23	$15,969	$16,023	$15,945
4/30/23	$16,129	$16,184	$16,147
5/31/23	$16,287	$16,344	$16,253
6/30/23	$17,366	$17,430	$17,336
7/31/23	$17,966	$18,033	$17,933
8/31/23	$17,883	$17,953	$17,631
9/30/23	$16,983	$17,050	$16,672
10/31/23	$16,557	$16,624	$16,288
11/30/23	$18,252	$18,329	$17,824
12/31/23	$19,045	$19,126	$18,664
1/31/24	$19,472	$19,555	$18,955
2/29/24	$20,558	$20,648	$19,972
3/31/24	$21,312	$21,407	$20,607
4/30/24	$20,341	$20,433	$19,756
5/31/24	$21,326	$21,423	$20,700
6/30/24	$22,107	$22,211	$21,440
7/31/24	$22,182	$22,287	$21,709
8/31/24	$22,625	$22,734	$22,233
9/30/24	$23,147	$23,260	$22,711
10/31/24	$22,910	$23,022	$22,544
11/30/24	$24,280	$24,400	$23,955
12/31/24	$23,519	$23,638	$23,345
1/31/25	$23,930	$24,051	$24,056
2/28/25	$23,380	$23,498	$23,677
3/31/25	$21,979	$22,091	$22,292
4/30/25	$22,012	$22,129	$22,177
5/31/25	$23,800	$23,930	$23,609
6/30/25	$24,905	$25,042	$24,823
7/31/25	$25,582	$25,726	$25,391
8/31/25	$25,951	$26,100	$25,890

Yearly periods ended August 31

Fund/Index	1-Year	5-Year	Since Inception 3/7/19
Xtrackers MSCI USA Selection Equity ETF - NAV	14.70%	14.79%	15.83%
MSCI USA Selection Index	14.81%	14.89%	15.92%
MSCI USA Index	16.45%	14.45%	15.78%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	577,188,130
Number of Portfolio Holdings	275
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	642,642

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	47.4% of Net Assets
NVIDIA Corp.	14.4%
Microsoft Corp.	12.1%
Alphabet, Inc.	7.8%
Tesla, Inc.	3.3%
Visa, Inc.	2.0%
Eli Lilly & Co.	2.0%
Mastercard, Inc.	1.7%
Johnson & Johnson	1.4%
Home Depot, Inc.	1.4%
Procter & Gamble Co.	1.3%

Sector Allocation

Sector	% of Net Assets
Information Technology	37%
Financials	13%
Communication Services	10%
Consumer Discretionary	10%
Health Care	10%
Industrials	8%
Consumer Staples	5%
Materials	2%
Real Estate	2%
Energy	2%
Utilities	1%

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective February 3, 2025, the Fund changed its name from Xtrackers MSCI USA ESG Leaders Equity ETF to Xtrackers MSCI USA Selection Equity ETF due to a change in the name of the Fund's Underlying Index from MSCI USA ESG Leaders Index to MSCI USA Selection Index. The change in the Underlying Index’s name did not involve any changes to its methodology or any changes in the Fund’s investment policies.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

USSG-TSRA

R-102660-2 (10/25) DBX006868 (10/26)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

USNZ: NYSE Arca, Inc.

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USNZ	$11	0.10%

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS ESG United States Net Zero Pathway Enhanced Index (the Underlying Index), which is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ ESG “) criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change.

The Fund returned 12.71% for the period ended August 31, 2025. The Fund's underlying index returned 12.81% and the Fund's broad-based index the S&P 500® Index returned 15.88% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Communication Services and Financials. Health Care, Consumer Staples and Utilities sectors contributed negatively to performance.

Fund Performance

Solactive ISS ESG United States Net Zero Pathway Enhanced Index is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ESG“) criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change.

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P 500®Indexis a required broad-based index that represents the fund’s overall equity market.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers Net Zero Pathway Paris Aligned US Equity ETF - NAV	Solactive ISS ESG United States Net Zero Pathway Enhanced Index (the Underlying Index)	S&P 500® Index
6/28/22	$10,000	$10,000	$10,000
6/30/22	$9,687	$9,685	$9,709
7/31/22	$10,553	$10,552	$10,604
8/31/22	$10,085	$10,084	$10,171
9/30/22	$9,117	$9,116	$9,235
10/31/22	$9,824	$9,824	$9,982
11/30/22	$10,442	$10,444	$10,540
12/31/22	$9,853	$9,854	$9,933
1/31/23	$10,519	$10,522	$10,557
2/28/23	$10,299	$10,303	$10,299
3/31/23	$10,745	$10,751	$10,677
4/30/23	$10,917	$10,924	$10,844
5/31/23	$10,998	$11,006	$10,891
6/30/23	$11,670	$11,679	$11,611
7/31/23	$12,015	$12,026	$11,984
8/31/23	$11,758	$11,769	$11,793
9/30/23	$11,139	$11,151	$11,231
10/31/23	$10,872	$10,884	$10,995
11/30/23	$11,989	$12,000	$11,999
12/31/23	$12,598	$12,611	$12,544
1/31/24	$12,880	$12,895	$12,755
2/29/24	$13,498	$13,516	$13,436
3/31/24	$13,894	$13,914	$13,868
4/30/24	$13,239	$13,258	$13,301
5/31/24	$13,953	$13,975	$13,961
6/30/24	$14,520	$14,545	$14,462
7/31/24	$14,655	$14,681	$14,638
8/31/24	$15,042	$15,070	$14,993
9/30/24	$15,311	$15,339	$15,313
10/31/24	$15,099	$15,128	$15,174
11/30/24	$15,779	$15,811	$16,065
12/31/24	$15,363	$15,394	$15,682
1/31/25	$15,710	$15,743	$16,119
2/28/25	$15,577	$15,612	$15,909
3/31/25	$14,638	$14,671	$15,012
4/30/25	$14,541	$14,575	$14,910
5/31/25	$15,379	$15,417	$15,849
6/30/25	$16,246	$16,287	$16,655
7/31/25	$16,570	$16,614	$17,029
8/31/25	$16,954	$17,000	$17,374
Fund/Index	1-Year	Since Inception 6/28/22
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF - NAV	12.71%	18.07%
Solactive ISS ESG United States Net Zero Pathway Enhanced Index	12.81%	18.15%
S&P 500® Index	15.88%	18.97%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	265,275,245
Number of Portfolio Holdings	318
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	233,622

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	43.6% of Net Assets
Microsoft Corp.	8.8%
Apple, Inc.	8.1%
NVIDIA Corp.	8.0%
Alphabet, Inc.	4.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc.	3.1%
Broadcom, Inc.	2.6%
Tesla, Inc.	1.8%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.2%

Sector Allocation

Sector	% of Net Assets
Information Technology	39%
Financials	12%
Health Care	12%
Consumer Discretionary	11%
Communication Services	11%
Industrials	4%
Consumer Staples	4%
Real Estate	4%
Materials	2%
Utilities	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the Fund. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not follow a carbon reduction strategy. This Fund is non-diversified and can take larger portions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

USNZ-TSRA

R-102661-2 (10/25) DBX006869 (10/26)

Xtrackers RREEF Global Natural Resources ETF

NRES: Nasdaq Stock Market

Annual Shareholder Report — August 31, 2025

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NRES	$46	0.45%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This annual shareholder report contains important information about the Xtrackers RREEF Global Natural Resources ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

How did the fund perform last year and what affected its performance?

The Fund seeks total return from both capital appreciation and current income. The fund is an actively-managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specific index. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in securities of companies in the natural resources sector.

The Fund returned 3.23% for the period ended August 31, 2025. The Fund's broad-based index, the MSCI World Index, returned 15.68% for the same period, while the Fund's additional, more narrowly based index, S&P Global Natural Resources Net TR index returned 6.64%.

Metals & Mining and Chemicals were the only positive contributors to performance. Oil, Gas & Consumable Fuels, Paper & Forest Products and Containers & Packaging sectors contributed negatively to performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from South Africa, Canada and the United States while South Korea, Finland and France contributed negatively to performance.

Fund Performance

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a required broad-based index that represents the Fund’s overall equity market.

S&P Global Natural Resources Net TR Index includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across 3 primary commodity-related sectors: agribusiness, energy, and metals & mining.

The S&P Global Natural Resources Net TR Index is a more narrowly-based index that reflects the market sector in which he Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Xtrackers RREEF Global Natural Resources ETF - NAV	MSCI World Index	S&P Global Natural Resources Net TR index
2/27/24	$10,000	$10,000	$10,000
2/29/24	$9,993	$10,018	$10,046
3/31/24	$10,893	$10,337	$10,872
4/30/24	$10,919	$9,956	$10,865
5/31/24	$11,231	$10,401	$11,159
6/30/24	$10,721	$10,612	$10,664
7/31/24	$10,935	$10,799	$10,811
8/31/24	$10,875	$11,085	$10,794
9/30/24	$11,060	$11,309	$11,028
10/31/24	$10,678	$11,084	$10,534
11/30/24	$10,543	$11,593	$10,455
12/31/24	$9,755	$11,291	$9,716
1/31/25	$10,301	$11,689	$10,259
2/28/25	$10,289	$11,605	$10,238
3/31/25	$10,399	$11,089	$10,390
4/30/25	$9,971	$11,187	$10,072
5/31/25	$10,292	$11,849	$10,366
6/30/25	$10,626	$12,361	$10,729
7/31/25	$10,555	$12,520	$10,806
8/31/25	$11,227	$12,846	$11,511
Fund/Index	1-Year	Since Inception 2/27/24
Xtrackers RREEF Global Natural Resources ETF - NAV	3.23%	7.95%
MSCI World Index	15.68%	18.01%
S&P Global Natural Resources Net TR index	6.64%	9.75%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Key Fund Statistics

Net Assets ($)	31,616,471
Number of Portfolio Holdings	57
Portfolio Turnover Rate (%)	143
Total Net Advisory Fees Paid ($)	133,438

What did the Fund invest in?

Holdings-based data is subject to change.

Ten Largest Equity Holdings

Holdings	42.2% of Net Assets
Shell PLC (United Kingdom)	6.8%
Exxon Mobil Corp. (United States)	5.1%
Newmont Corp. (United States)	4.9%
Rio Tinto PLC (United Kingdom)	4.4%
Steel Dynamics, Inc. (United States)	4.1%
Gold Fields Ltd. (South Africa)	3.9%
Nutrien Ltd. (Canada)	3.8%
UPM-Kymmene OYJ (Finland)	3.4%
Smurfit WestRock PLC (Ireland)	3.1%
TotalEnergies SE (France)	2.7%

Sector Allocation

Industry	% of Net Assets
Metals & Mining	36%
Oil, Gas & Consumable Fuels	31%
Paper & Forest Products	9%
Chemicals	8%
Containers & Packaging	7%
Food Products	6%
Energy Equipment & Services	1%
Specialized REITs	1%

Geographical Diversification

Country	% of Net Assets
United States	35%
Canada	17%
United Kingdom	16%
Finland	5%
Switzerland	4%
South Africa	4%
Brazil	4%
Ireland	3%
France	3%
India	3%
Chile	2%
Other	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. There are special risks associated with natural resources investments, this means that the Fund is more vulnerable to the price movements that particularly affect one or more of the various industries and sub-industries within the natural resources sector. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

NRES-TSRA

R-102663-2 (10/25) DBX006870 (10/26)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $557,250 for 2025 and $517,481 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $270,088 for 2025 and $434,432 for 2024.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0for 2025 and $0 for 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024 except for items included in (a) through (d) above.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6. Investments.

(a)	Schedule of Investments is included under Item 7.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield BB-B ex Financials ETF (BHYB)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

Table of Contents

Page

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF	2

Xtrackers Low Beta High Yield Bond ETF	15

Xtrackers Risk Managed USD High Yield Strategy ETF	26

Xtrackers Short Duration High Yield Bond ETF	28

Xtrackers USD High Yield BB-B ex Financials ETF	43

Xtrackers USD High Yield Corporate Bond ETF	68

Statements of Assets and Liabilities	89

Statements of Operations	91

Statements of Changes in Net Assets	93

Financial Highlights	96

Notes to Financial Statements	102

Report of Independent Registered Public Accounting Firm	111

Board Considerations in Approval of Investment Advisory Contracts	113

Tax Information	116

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

August 31, 2025

	Principal Amount $	Value $

CORPORATE BONDS — 97.5%
Basic Materials — 6.5%
Chemicals — 3.0%
Celanese US Holdings LLC
6.50%, 4/15/30	14,000	14,138
7.05%, 11/15/30	30,000	31,215
6.879%, 7/15/32	35,000	36,178
6.75%, 4/15/33 (a)	31,000	31,242
7.20%, 11/15/33	34,000	35,399
Chemours Co.
5.375%, 5/15/27	26,000	25,923
144A,5.75%, 11/15/28	16,000	15,422
144A,4.625%, 11/15/29	16,000	14,304
Chemours (The) Co.,
144A,8.00%, 1/15/33	17,000	16,640
Consolidated Energy Finance SA
144A,5.625%, 10/15/28	19,000	16,032
144A,12.00%, 2/15/31	16,000	14,725
Huntsman International LLC
4.50%, 5/1/29	20,000	19,250
2.95%, 6/15/31	11,000	9,411
INEOS Finance PLC
144A,6.75%, 5/15/28	20,000	19,684
144A,7.50%, 4/15/29	15,000	15,054
Inversion Escrow Issuer LLC, 144A,6.75%, 8/1/32	33,000	32,707
Methanex US Operations, Inc., 144A,6.25%, 3/15/32	17,000	17,165
NOVA Chemicals Corp., 144A,9.00%, 2/15/30	21,000	22,583
Olin Corp.,144A,6.625%, 4/1/33	20,000	19,999
SCIH Salt Holdings, Inc.,144A,6.625%, 5/1/29	19,000	19,097
Tronox, Inc.,144A,4.625%, 3/15/29	36,000	26,611
WR Grace Holdings LLC
144A,5.625%, 8/15/29	38,000	35,593
144A,6.625%, 8/15/32	16,000	15,968

(Cost $508,056)		504,340

Forest Products & Paper — 0.5%
Domtar Corp.,144A,6.75%, 10/1/28	16,000	13,703
Glatfelter Corp.,144A,4.75%, 11/15/29	20,000	17,678
Magnera Corp.,144A,7.25%, 11/15/31	24,000	22,734
Mercer International, Inc.
144A,12.875%, 10/1/28	16,000	15,564
5.125%, 2/1/29	22,000	17,370

(Cost $93,627)		87,049

	Principal Amount $	Value $
Iron/Steel — 1.4%
Cleveland-Cliffs, Inc.
144A,6.875%, 11/1/29	34,000	34,556
144A,6.75%, 4/15/30	31,000	31,384
144A,7.50%, 9/15/31	25,000	25,368
144A,7.00%, 3/15/32 (a)	33,000	32,848
144A,7.375%, 5/1/33	21,000	20,937
Metinvest BV,144A,7.75%, 10/17/29	16,000	12,304
Mineral Resources Ltd.
144A,8.125%, 5/1/27	12,000	12,015
144A,8.00%, 11/1/27	28,000	28,526
144A,9.25%, 10/1/28	28,000	29,307
144A,8.50%, 5/1/30	17,000	17,660

(Cost $239,724)		244,905

Mining — 1.6%
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30	19,000	20,148
144A,11.50%, 10/1/31	14,000	15,587
First Quantum Minerals Ltd.
144A,9.375%, 3/1/29	40,000	42,574
144A,8.625%, 6/1/31 (a)	40,000	41,834
144A,8.00%, 3/1/33	32,000	33,273
144A,7.25%, 2/15/34	27,000	27,284
Vedanta Resources Finance II PLC
144A,10.875%, 9/17/29	38,000	39,108
144A,9.475%, 7/24/30	11,000	10,869
144A,11.25%, 12/3/31	24,000	25,237
144A,9.85%, 4/24/33	13,000	12,972

(Cost $264,139)		268,886

Communications — 23.5%
Advertising — 1.7%
Clear Channel Outdoor Holdings, Inc.
144A,7.75%, 4/15/28 (a)	26,000	25,313
144A,7.50%, 6/1/29 (a)	33,000	30,707
144A,7.875%, 4/1/30	24,000	25,018
144A,7.125%, 2/15/31	34,000	34,567
144A,7.50%, 3/15/33	27,000	27,500
Neptune Bidco US, Inc.,144A,9.29%, 4/15/29	80,000	79,610
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,4.25%, 1/15/29	20,000	19,238
144A,4.625%, 3/15/30	10,000	9,550
Stagwell Global LLC, 144A,5.625%, 8/15/29	31,000	29,925

(Cost $276,705)		281,428

Internet — 1.5%
Arches Buyer, Inc.,144A,6.125%, 12/1/28	19,000	18,443

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Cogent Communications Group LLC / Cogent Finance, Inc.	17,000	16,953
144A,7.00%, 6/15/27
144A,6.50%, 7/1/32	13,000	12,392
ION Trading Technologies SARL	14,000	13,591
144A,5.75%, 5/15/28
144A,9.50%, 5/30/29	18,000	18,839
Newfold Digital Holdings Group, Inc., 144A,11.75%, 10/15/28	14,000	9,275
Rakuten Group, Inc.,144A,9.75%, 4/15/29	60,000	66,999
Snap, Inc.
144A,6.875%, 3/1/33	45,000	45,515
144A,6.875%, 3/15/34	12,000	12,061
Wayfair LLC
144A,7.25%, 10/31/29	28,000	28,620
144A,7.75%, 9/15/30	19,000	19,677

(Cost $258,180)		262,365

Media — 14.0%
AMC Networks, Inc.
144A,10.25%, 1/15/29	25,000	26,040
144A,10.50%, 7/15/32	14,000	14,468
Cable One, Inc.,144A,4.00%, 11/15/30 (a)	18,000	14,905
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.00%, 2/1/28	67,000	66,496
144A,5.375%, 6/1/29	36,000	35,743
144A,6.375%, 9/1/29	48,000	48,763
144A,4.75%, 3/1/30	58,000	55,778
144A,4.50%, 8/15/30	75,000	71,043
144A,4.25%, 2/1/31	87,000	80,304
144A,7.375%, 3/1/31 (a)	26,000	26,918
144A,4.75%, 2/1/32	35,000	32,489
4.50%, 5/1/32	75,000	68,631
144A,4.50%, 6/1/33	48,000	42,853
144A,4.25%, 1/15/34 (a)	53,000	46,059
CSC Holdings LLC
144A,5.50%, 4/15/27	61,000	58,710
144A,5.375%, 2/1/28	22,000	20,210
144A,7.50%, 4/1/28	25,000	20,158
144A,11.25%, 5/15/28	20,000	20,006
144A,11.75%, 1/31/29	61,000	55,990
144A,6.50%, 2/1/29	51,000	40,243
144A,5.75%, 1/15/30	72,000	33,899
144A,4.125%, 12/1/30	33,000	21,647
144A,4.625%, 12/1/30	75,000	32,915
144A,3.375%, 2/15/31	31,000	19,851
144A,4.50%, 11/15/31	43,000	27,927
144A,5.00%, 11/15/31 (a)	12,000	5,249
Directv Financing LLC, 144A,8.875%, 2/1/30	25,000	24,835

	Principal Amount $	Value $
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
144A,5.875%, 8/15/27	95,000	94,598
144A,10.00%, 2/15/31	61,000	60,679
Discovery Communications LLC
3.95%, 3/20/28	33,000	31,921
4.125%, 5/15/29	20,000	18,959
3.625%, 5/15/30	23,000	20,764
5.00%, 9/20/37	12,000	8,868
6.35%, 6/1/40	12,000	9,399
DISH DBS Corp.
144A,5.75%, 12/1/28	66,000	62,167
5.125%, 6/1/29	45,000	37,188
DISH Network Corp.,144A,11.75%, 11/15/27	117,000	123,774
EW Scripps (The) Co.,144A,9.875%, 8/15/30	21,000	19,761
Gray Media, Inc.
144A,10.50%, 7/15/29 (a)	38,000	41,391
144A,4.75%, 10/15/30 (a)	29,000	21,839
144A,5.375%, 11/15/31	35,000	25,831
144A,9.625%, 7/15/32	24,000	24,141
144A,7.25%, 8/15/33	20,000	19,718
iHeartCommunications, Inc.
144A,9.125%, 5/1/29	19,000	16,350
144A,10.875%, 5/1/30	20,000	11,852
144A,7.75%, 8/15/30	21,000	16,741
LCPR Senior Secured Financing DAC
144A,6.75%, 10/15/27	38,000	23,731
144A,5.125%, 7/15/29	22,000	12,672
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	25,000	25,147
144A,8.00%, 8/1/29	25,000	25,525
144A,7.375%, 9/1/31	18,000	18,912
Nexstar Media, Inc.,144A,4.75%, 11/1/28 (a)	27,000	26,521
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30	15,000	12,413
144A,8.125%, 2/15/33	38,000	38,964
144A,9.75%, 2/15/33	21,000	23,074
Sirius XM Radio, Inc.
144A,5.50%, 7/1/29 (a)	34,000	33,973
144A,4.125%, 7/1/30	41,000	38,149
144A,3.875%, 9/1/31	51,000	45,898
TEGNA, Inc.
4.625%, 3/15/28	27,000	26,877
5.00%, 9/15/29	33,000	33,055
Univision Communications, Inc.
144A,8.00%, 8/15/28	44,000	45,703
144A,4.50%, 5/1/29	28,000	26,283
144A,7.375%, 6/30/30	23,000	23,144
144A,8.50%, 7/31/31	38,000	39,191

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
144A,9.375%, 8/1/32	50,000	52,686
Virgin Media Finance PLC, 144A,5.00%, 7/15/30	24,000	21,974
Virgin Media Secured Finance PLC
144A,5.50%, 5/15/29	46,000	45,324
144A,4.50%, 8/15/30	25,000	23,485
VTR Finance NV,144A,6.375%, 7/15/28	10,000	9,778
Ziggo Bond Co. BV,144A,5.125%, 2/28/30	13,000	11,488
Ziggo BV,144A,4.875%, 1/15/30	30,000	28,184

(Cost $2,409,304)		2,390,222

Telecommunications — 6.3%
Altice Financing SA 144A,
5.00%, 1/15/28	38,000	31,067
144A,5.75%, 8/15/29	57,000	45,238
C&W Senior Finance Ltd.,144A,9.00%, 1/15/33	22,000	23,126
CommScope LLC,144A,9.50%, 12/15/31	26,000	26,905
CommScope Technologies LLC,144A,5.00%, 3/15/27	25,000	24,763
Connect Finco SARL / Connect US Finco LLC,144A,9.00%, 9/15/29	60,000	62,585
CT Trust,144A,5.125%, 2/3/32	24,000	22,771
EchoStar Corp.,10.75%, 11/30/29	161,000	173,424
Fibercop SpA
144A,6.375%, 11/15/33	15,000	14,800
144A,6.00%, 9/30/34	22,000	20,929
144A,7.20%, 7/18/36	11,000	11,069
144A,7.721%, 6/4/38	13,000	13,239
Level 3 Financing, Inc.
144A,4.875%, 6/15/29	30,000	28,125
144A,4.50%, 4/1/30	30,000	27,075
144A,3.875%, 10/15/30	10,000	8,550
144A,4.00%, 4/15/31	12,000	10,110
144A,6.875%, 6/30/33	45,000	45,448
144A,7.00%, 3/31/34	59,000	59,453
Maya SAS/Paris France
144A,8.50%, 4/15/31	29,000	31,223
144A,7.00%, 4/15/32	26,000	26,773
Millicom International Cellular SA
144A,4.50%, 4/27/31	22,000	20,514
144A,7.375%, 4/2/32	14,000	14,459
Sable International Finance Ltd.,144A,7.125%, 10/15/32	28,000	28,500
Telefonica Moviles Chile SA,144A,3.537%, 11/18/31	16,000	9,580
Viasat, Inc.
144A,5.625%, 4/15/27	20,000	19,971
144A,6.50%, 7/15/28	8,000	7,795

	Principal Amount $	Value $
144A,7.50%, 5/30/31	22,000	20,680
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31	47,000	43,417
144A,4.75%, 7/15/31	35,000	32,751
144A,7.75%, 4/15/32	21,000	21,993
Windstream Services LLC / Windstream Escrow Finance Corp.,144A,8.25%, 10/1/31	67,000	69,750
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27	36,000	34,853
144A,6.125%, 3/1/28	40,000	37,192

(Cost $1,033,138)		1,068,128

Consumer, Cyclical — 16.1%
Airlines — 0.7%
American Airlines, Inc.
144A,7.25%, 2/15/28	23,000	23,611
144A,8.50%, 5/15/29 (a)	28,000	29,360
JetBlue Airways Corp. / JetBlue Loyalty LP,144A,9.875%, 9/20/31	62,000	61,657

(Cost $114,803)		114,628

Apparel — 0.3%
Under Armour, Inc.,144A,7.25%, 7/15/30	11,000	11,011
VF Corp.
2.80%, 4/23/27	13,000	12,561
2.95%, 4/23/30	27,000	23,575

(Cost $47,112)		47,147

Auto Manufacturers — 1.1%
Aston Martin Capital Holdings Ltd.,144A,10.00%, 3/31/29	29,000	28,235
Nissan Motor Co. Ltd.
144A,7.50%, 7/17/30	26,000	27,183
144A,4.81%, 9/17/30	77,000	71,990
144A,7.75%, 7/17/32	20,000	20,963
144A,8.125%, 7/17/35	42,000	44,525

(Cost $190,478)		192,896

Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd.
144A,8.25%, 4/15/31 (a)	12,000	12,645
144A,7.50%, 2/15/33	24,000	25,007
American Axle & Manufacturing, Inc.
6.875%, 7/1/28	5,000	5,005
5.00%, 10/1/29	22,000	20,785
Clarios Global LP / Clarios US Finance Co.,
144A,6.75%, 2/15/30	28,000	29,032
Dornoch Debt Merger Sub, Inc., 144A,6.625%, 10/15/29	20,000	17,383
Forvia SE,144A,8.00%, 6/15/30 (a)	12,000	12,669

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Goodyear Tire & Rubber Co.
5.25%, 4/30/31	15,000	14,247
5.25%, 7/15/31	17,000	16,154
5.625%, 4/30/33 (a)	17,000	15,989
Tenneco, Inc.,144A,8.00%, 11/17/28	57,000	57,038
ZF North America Capital, Inc.
144A,6.875%, 4/14/28	17,000	17,232
144A,7.125%, 4/14/30	17,000	16,938
144A,6.75%, 4/23/30	30,000	29,280
144A,6.875%, 4/23/32	19,000	18,233

(Cost $299,439)		307,637

Entertainment — 3.2%
Allwyn Entertainment Financing UK PLC,144A,7.875%, 4/30/29	18,000	18,759
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29	44,000	41,988
144A,6.00%, 10/15/32 (a)	27,000	26,490
Cinemark USA, Inc.
144A,5.25%, 7/15/28	25,000	24,863
144A,7.00%, 8/1/32	10,000	10,368
Great Canadian Gaming Corp./ Raptor LLC,144A,8.75%, 11/15/29	13,000	12,417
Light & Wonder International, Inc.
144A,7.25%, 11/15/29	23,000	23,610
144A,7.50%, 9/1/31	11,000	11,490
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC
144A,8.25%, 4/15/30	23,000	23,784
144A,11.875%, 4/15/31	21,000	22,139
Motion Bondco DAC,144A,6.625%, 11/15/27	13,000	12,262
Motion Finco Sarl,144A,8.375%, 2/15/32	11,000	9,496
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.,144A,8.00%, 8/1/30	11,000	11,089
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A,5.625%, 9/1/29	20,000	11,675
144A,5.875%, 9/1/31	25,000	14,531
Six Flags Entertainment Corp.,144A,7.25%, 5/15/31	24,000	24,133
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.,5.25%, 7/15/29	10,000	9,689
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co.,144A,6.625%, 5/1/32	29,000	29,489

	Principal Amount $	Value $
Voyager Parent LLC,144A,9.25%, 7/1/32	55,000	58,080
Warnermedia Holdings, Inc.
4.054%, 3/15/29	47,000	44,687
4.279%, 3/15/32	86,000	74,272
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,144A,7.125%, 2/15/31	30,000	32,311

(Cost $552,455)		547,622

Food Service — 0.2%
TKC Holdings, Inc.
144A,6.875%, 5/15/28	14,000	14,085
144A,10.50%, 5/15/29	15,000	15,334

(Cost $28,507)		29,419

Home Builders — 0.4%
Ashton Woods USA LLC / Ashton Woods Finance Co.,144A,6.875%, 8/1/33	10,000	10,027
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	16,000	15,950
144A,4.875%, 2/15/30	20,000	18,362
LGI Homes, Inc.
144A,8.75%, 12/15/28	12,000	12,577
144A,7.00%, 11/15/32	14,000	13,670

(Cost $70,986)		70,586

Home Furnishings — 0.1%
Whirlpool Corp.,6.50%, 6/15/33

(Cost $17,087)	17,000	17,135

Housewares — 0.9%
Cd&r Smokey Buyer, Inc. / Radio Systems Corp.,144A,9.50%, 10/15/29	23,000	17,551
Newell Brands, Inc.
6.375%, 9/15/27	16,000	16,227
144A,8.50%, 6/1/28	41,000	43,387
6.625%, 9/15/29	22,000	22,148
6.375%, 5/15/30	17,000	16,808
6.625%, 5/15/32	12,000	11,744
Scotts Miracle-Gro Co.
4.00%, 4/1/31	20,000	18,420
4.375%, 2/1/32	9,000	8,316

(Cost $156,603)		154,601

Leisure Time — 1.0%
Lindblad Expeditions LLC,144A,7.00%, 9/15/30	20,000	20,497
NCL Corp. Ltd.
144A,7.75%, 2/15/29	22,000	23,515
144A,6.75%, 2/1/32	54,000	55,724

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Sabre GLBL, Inc.
144A,10.75%, 11/15/29	26,000	25,233
144A,11.125%, 7/15/30	39,000	38,273

(Cost $165,200)		163,242

Lodging — 1.9%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A,4.875%, 7/1/31	16,000	14,908
144A,6.625%, 1/15/32	27,000	27,568
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 144A,5.00%, 6/1/29	29,000	28,066
Marriott Ownership Resorts, Inc.,144A,4.50%, 6/15/29	14,000	13,539
Melco Resorts Finance Ltd.
144A,5.625%, 7/17/27	12,000	12,009
144A,5.75%, 7/21/28	24,000	23,813
144A,5.375%, 12/4/29	33,000	31,917
144A,7.625%, 4/17/32	30,000	31,257
MGM Resorts International,6.50%, 4/15/32	19,000	19,511
Station Casinos LLC
144A,4.625%, 12/1/31	18,000	17,045
144A,6.625%, 3/15/32	15,000	15,438
Studio City Finance Ltd.
144A,6.50%, 1/15/28	20,000	19,952
144A,5.00%, 1/15/29	29,000	27,506
Travel + Leisure Co.
144A,4.50%, 12/1/29	18,000	17,448
144A,6.125%, 9/1/33	15,000	15,065

(Cost $306,584)		315,042

Retail — 4.5%
Advance Auto Parts, Inc.
3.90%, 4/15/30	16,000	14,770
144A,7.00%, 8/1/30	29,000	29,778
144A,7.375%, 8/1/33	29,000	29,748
Asbury Automotive Group, Inc.,144A,5.00%, 2/15/32	16,000	15,392
Bath & Body Works, Inc.
7.50%, 6/15/29	14,000	14,430
144A,6.625%, 10/1/30	25,000	25,690
EG Global Finance PLC,144A,12.00%, 11/30/28	30,000	33,167
Ferrellgas LP / Ferrellgas Finance Corp.,144A,5.875%, 4/1/29	20,000	18,529
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A,4.625%, 1/15/29	30,000	28,698
144A,6.75%, 1/15/30	34,000	32,004

	Principal Amount $	Value $
FirstCash, Inc.,144A,6.875%, 3/1/32	15,000	15,584
Gap, Inc.
144A,3.625%, 10/1/29	25,000	23,468
144A,3.875%, 10/1/31	23,000	20,845
Global Auto Holdings Ltd. / AAG FH UK Ltd.
144A,8.375%, 1/15/29	16,000	14,876
144A,8.75%, 1/15/32	15,000	13,252
Kohl’s Corp.,5.125%, 5/1/31	14,000	11,085
LBM Acquisition LLC
144A,6.25%, 1/15/29	22,000	20,206
144A,9.50%, 6/15/31	28,000	29,380
LCM Investments Holdings II LLC,144A,8.25%, 8/1/31	23,000	24,402
Macy’s Retail Holdings LLC
144A,6.125%, 3/15/32 (a)	14,000	13,680
144A,7.375%, 8/1/33	13,000	13,364
Michaels Cos., Inc.
144A,5.25%, 5/1/28	18,000	14,296
144A,7.875%, 5/1/29	34,000	23,220
Nordstrom, Inc.
4.375%, 4/1/30	18,000	16,667
4.25%, 8/1/31 (a)	10,000	8,859
Patrick Industries, Inc.,144A,6.375%, 11/1/32	11,000	11,167
PetSmart LLC / PetSmart Finance Corp.
144A,7.50%, 9/15/32	58,000	57,543
144A,10.00%, 9/15/33	22,000	21,605
QVC, Inc.,144A,6.875%, 4/15/29	18,000	8,746
Sonic Automotive, Inc.
144A,4.625%, 11/15/29 (a)	19,000	18,483
144A,4.875%, 11/15/31	10,000	9,563
Staples, Inc.
144A,10.75%, 9/1/29	75,000	72,187
144A,12.75%, 1/15/30	21,146	15,158
Suburban Propane Partners LP/ Suburban Energy Finance Corp.,144A,5.00%, 6/1/31	20,000	18,936
Victra Holdings LLC / Victra Finance Corp.,144A,8.75%, 9/15/29 (a)	15,000	15,729
White Cap Buyer LLC,144A,6.875%, 10/15/28 (a)	18,000	17,998

(Cost $774,351)		772,505

Consumer, Non-cyclical — 13.6%
Beverages — 0.1%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.,144A,6.25%, 4/1/29

(Cost $17,990)	18,000	18,141

See Notes to Financial Statements.

6 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Commercial Services — 4.5%
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 144A,7.00%, 5/21/30	40,000	41,376
Allied Universal Holdco LLC,144A,7.875%, 2/15/31	76,000	79,926
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A,6.00%, 6/1/29	23,000	22,763
144A,6.875%, 6/15/30	29,000	29,888
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	41,000	40,044
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,4.75%, 4/1/28	10,000	9,696
144A,5.375%, 3/1/29	15,000	14,565
144A,8.25%, 1/15/30 (a)	33,000	34,189
144A,8.00%, 2/15/31	14,000	14,458
144A,8.375%, 6/15/32	18,000	18,800
Brink’s Co.,144A,6.75%, 6/15/32	13,000	13,477
Clarivate Science Holdings Corp.,144A,4.875%, 7/1/29	32,000	30,259
EquipmentShare.com, Inc.
144A,8.625%, 5/15/32	13,000	14,019
144A,8.00%, 3/15/33	15,000	15,949
Garda World Security Corp.
144A,6.00%, 6/1/29	15,000	14,889
144A,8.25%, 8/1/32	18,000	18,732
144A,8.375%, 11/15/32	27,000	28,185
GEO Group, Inc.
8.625%, 4/15/29	20,000	21,165
10.25%, 4/15/31	17,000	18,752
Herc Holdings, Inc.,144A,7.25%, 6/15/33	38,000	39,890
Hertz Corp.
144A,4.625%, 12/1/26	19,000	17,629
144A,12.625%, 7/15/29 (a)	38,000	39,520
144A,5.00%, 12/1/29	25,000	18,025
Raven Acquisition Holdings LLC,144A,6.875%, 11/15/31	36,000	36,764
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29	32,000	32,495
144A,10.875%, 8/1/29	15,000	14,481
Sotheby’s,144A,7.375%, 10/15/27	21,000	20,874
Veritiv Operating Co.,144A,10.50%, 11/30/30	29,000	31,428
Wand NewCo 3, Inc.,144A,7.625%, 1/30/32	39,000	41,364

(Cost $764,343)		773,602

	Principal Amount $	Value $
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.,144A,4.125%, 4/1/29

(Cost $9,982)	10,000	9,527

Food — 1.5%
B&G Foods, Inc.
5.25%, 9/15/27 (a)	19,000	18,190
144A,8.00%, 9/15/28	21,000	20,667
Fiesta Purchaser, Inc.
144A,7.875%, 3/1/31	20,000	21,247
144A,9.625%, 9/15/32	12,000	12,923
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.,144A,9.00%, 2/15/29	30,000	31,619
Post Holdings, Inc.
144A,5.50%, 12/15/29	33,000	32,921
144A,4.625%, 4/15/30	34,000	32,819
144A,4.50%, 9/15/31	40,000	37,338
144A,6.375%, 3/1/33	37,000	37,468
144A,6.25%, 10/15/34	18,000	18,152

(Cost $263,715)		263,344

Healthcare-Products — 0.3%
Bausch + Lomb Corp.,144A,8.375%, 10/1/28

(Cost $43,691)	43,000	44,845

Healthcare-Services — 3.7%
Acadia Healthcare Co., Inc.,144A,7.375%, 3/15/33 (a)	15,000	15,640
CHS/Community Health Systems, Inc.
144A,6.00%, 1/15/29	15,000	14,476
144A,6.875%, 4/15/29 (a)	46,000	36,615
144A,6.125%, 4/1/30	40,000	28,785
144A,5.25%, 5/15/30	52,000	46,658
144A,4.75%, 2/15/31	40,000	34,133
144A,10.875%, 1/15/32	70,000	74,164
144A,9.75%, 1/15/34	55,000	55,772
DaVita, Inc.,144A,6.875%, 9/1/32	27,000	27,953
LifePoint Health, Inc.
144A,5.375%, 1/15/29	10,000	9,511
144A,9.875%, 8/15/30	22,000	23,848
144A,11.00%, 10/15/30	38,000	41,938
144A,8.375%, 2/15/32	21,000	22,271
144A,10.00%, 6/1/32	26,000	26,810
MPH Acquisition Holdings LLC,144A,5.75%, 12/31/30	23,000	20,138
Prime Healthcare Services, Inc.,144A,9.375%, 9/1/29	45,000	46,477

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Radiology Partners, Inc.,144A,8.50%, 7/15/32	24,000	24,531
Star Parent, Inc.,144A,9.00%, 10/1/30	28,000	29,677
Team Health Holdings, Inc.,144A,8.375%, 6/30/28	13,000	13,170
US Acute Care Solutions LLC,144A,9.75%, 5/15/29	34,000	34,934

(Cost $625,414)		627,501

Household Products/Wares — 0.2%
Central Garden & Pet Co.,144A,4.125%, 4/30/31	9,000	8,395
Kronos Acquisition Holdings, Inc.
144A,8.25%, 6/30/31	19,000	14,202
144A,10.75%, 6/30/32 (a)	12,000	6,074

(Cost $34,975)		28,671

Pharmaceuticals — 3.2%
1261229 BC Ltd.,144A,10.00%, 4/15/32	135,000	140,285
AdaptHealth LLC
144A,4.625%, 8/1/29	16,000	15,142
144A,5.125%, 3/1/30	13,000	12,411
Bausch Health Americas, Inc.,144A,8.50%, 1/31/27	20,000	19,969
Bausch Health Cos., Inc.
144A,5.00%, 1/30/28	8,000	6,978
144A,4.875%, 6/1/28	44,000	39,753
144A,11.00%, 9/30/28	53,000	55,633
144A,5.00%, 2/15/29	12,000	9,213
144A,6.25%, 2/15/29	25,000	19,687
144A,5.25%, 1/30/30	23,000	16,768
144A,5.25%, 2/15/31	13,000	8,787
Endo Finance Holdings, Inc.,144A,8.50%, 4/15/31 (a)	28,000	29,844
Grifols SA,144A,4.75%, 10/15/28	25,000	24,247
HLF Financing Sarl LLC / Herbalife International, Inc.
144A,12.25%, 4/15/29	22,000	23,981
144A,4.875%, 6/1/29	17,000	14,970
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,5.125%, 4/30/31	48,000	41,167
144A,6.75%, 5/15/34	12,000	11,376
144A,7.875%, 5/15/34	22,000	19,860
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)	20,000	17,006
144A,6.625%, 4/1/30 (a)	15,000	13,025

(Cost $524,557)		540,102

	Principal Amount $	Value $
Diversified — 0.2%
Holding Companies-Diversified — 0.2%
Stena International SA
144A,7.25%, 1/15/31	18,000	18,375
144A,7.625%, 2/15/31	15,000	15,487

(Cost $34,074)		33,862

Energy — 11.7%
Oil & Gas — 6.0%
Aethon United BR LP / Aethon United Finance Corp.,144A,7.50%, 10/1/29	30,000	31,313
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,144A,6.625%, 7/15/33	14,000	14,222
Baytex Energy Corp.
144A,8.50%, 4/30/30	26,000	26,562
144A,7.375%, 3/15/32	19,000	18,578
California Resources Corp.,144A,8.25%, 6/15/29	24,000	24,817
Civitas Resources, Inc.
144A,8.375%, 7/1/28	41,000	42,630
144A,8.625%, 11/1/30	28,000	29,168
144A,8.75%, 7/1/31	37,000	38,109
144A,9.625%, 6/15/33	26,000	27,536
Comstock Resources, Inc.
144A,6.75%, 3/1/29	44,000	43,414
144A,6.75%, 3/1/29	8,000	7,881
144A,5.875%, 1/15/30	27,000	25,360
Crescent Energy Finance LLC
144A,7.625%, 4/1/32	45,000	44,847
144A,7.375%, 1/15/33	29,000	28,353
144A,8.375%, 1/15/34	10,000	10,155
CVR Energy, Inc.
144A,5.75%, 2/15/28	14,000	13,654
144A,8.50%, 1/15/29	14,000	14,161
Energean PLC,144A,6.50%, 4/30/27	13,000	12,885
Hilcorp Energy I LP / Hilcorp Finance Co.
144A,6.25%, 11/1/28	20,000	20,118
144A,5.75%, 2/1/29	15,000	14,817
144A,6.00%, 4/15/30	11,000	10,893
144A,6.00%, 2/1/31	25,000	24,150
144A,6.25%, 4/15/32	10,000	9,581
144A,8.375%, 11/1/33	22,000	22,990
144A,7.25%, 2/15/35	29,000	28,316
Ithaca Energy North Sea PLC,144A,8.125%, 10/15/29	21,000	21,908
Kosmos Energy Ltd.
144A,7.50%, 3/1/28	11,000	9,250
144A,8.75%, 10/1/31 (a)	15,000	11,235

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Medco Maple Tree Pte Ltd.,144A,8.96%, 4/27/29	12,000	12,577
Noble Finance II LLC,144A,8.00%, 4/15/30	39,000	40,413
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28	21,000	21,172
144A,8.75%, 6/15/31	15,000	15,429
Parkland Corp.
144A,4.625%, 5/1/30	20,000	19,371
144A,6.625%, 8/15/32	16,000	16,490
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/28	27,000	26,544
144A,9.875%, 3/15/30	27,000	27,898
144A,7.875%, 9/15/30	13,000	12,597
Puma International Financing SA,144A,7.75%, 4/25/29	16,000	16,591
SM Energy Co.,144A,7.00%, 8/1/32 (a)	21,000	21,165
Sunoco LP,144A,7.25%, 5/1/32	19,000	20,112
Talos Production, Inc.
144A,9.00%, 2/1/29	17,000	17,513
144A,9.375%, 2/1/31	18,000	18,667
Transocean, Inc.
144A,8.00%, 2/1/27	25,000	24,976
144A,8.25%, 5/15/29	27,000	26,144
144A,8.50%, 5/15/31	25,000	23,510
Vital Energy, Inc.,144A,7.875%, 4/15/32	30,000	29,578

(Cost $1,001,847)		1,017,650

Oil & Gas Services — 0.8%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.25%, 4/1/28	21,000	21,083
144A,6.625%, 9/1/32	19,000	19,490
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	32,000	32,027
144A,7.125%, 3/15/29	23,000	23,592
Weatherford International Ltd.,144A,8.625%, 4/30/30	46,000	47,175

(Cost $141,909)		143,367

Pipelines — 4.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,144A,6.625%, 2/1/32	18,000	18,627
Blue Racer Midstream LLC / Blue Racer Finance Corp.
144A,7.00%, 7/15/29	15,000	15,659
144A,7.25%, 7/15/32	12,000	12,743
Buckeye Partners LP,144A,6.875%, 7/1/29	18,000	18,666

	Principal Amount $	Value $
CQP Holdco LP / BIP-V Chinook Holdco LLC
144A,5.50%, 6/15/31	38,000	37,501
144A,7.50%, 12/15/33	15,000	16,098
Delek Logistics Partners LP / Delek Logistics Finance Corp.
144A,8.625%, 3/15/29	29,000	30,336
144A,7.375%, 6/30/33	28,000	28,039
Genesis Energy LP / Genesis Energy Finance Corp.
8.25%, 1/15/29	12,000	12,537
8.875%, 4/15/30	28,000	29,653
7.875%, 5/15/32	19,000	19,734
8.00%, 5/15/33	15,000	15,678
Global Partners LP / GLP Finance Corp.
144A,8.25%, 1/15/32	16,000	16,831
144A,7.125%, 7/1/33	14,000	14,340
Harvest Midstream I LP
144A,7.50%, 9/1/28	22,000	22,250
144A,7.50%, 5/15/32	14,000	14,426
ITT Holdings LLC,144A,6.50%, 8/1/29	32,000	31,399
New Fortress Energy, Inc.,144A,6.50%, 9/30/26 (a)	14,000	4,912
NFE Financing LLC,144A,12.00%, 11/15/29	81,000	29,836
NGL Energy Operating LLC / NGL Energy Finance Corp.
144A,8.125%, 2/15/29	24,000	24,501
144A,8.375%, 2/15/32	45,000	45,802
Rockies Express Pipeline LLC, 144A,6.75%, 3/15/33	14,000	14,642
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,5.50%, 1/15/28	26,000	25,972
144A,7.375%, 2/15/29	17,000	17,527
144A,6.00%, 12/31/30	15,000	14,787
144A,6.00%, 9/1/31	22,000	21,628
Venture Global LNG, Inc.
144A,8.375%, 6/1/31	63,000	66,138
144A,9.875%, 2/1/32	68,000	74,086
Venture Global Plaquemines LNG LLC
144A,6.50%, 1/15/34	63,000	65,809
144A,6.75%, 1/15/36	63,000	66,155

(Cost $848,398)		826,312

Financial — 13.0%
Banks — 0.2%
Freedom Mortgage Corp.
144A,6.625%, 1/15/27	16,000	16,052
144A,12.25%, 10/1/30	15,000	16,646

(Cost $30,806)		32,698

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Diversified Financial Services — 5.4%
Aretec Group, Inc.
144A,7.50%, 4/1/29	9,000	9,040
144A,10.00%, 8/15/30	23,000	25,134
Azorra Finance Ltd.
144A,7.75%, 4/15/30	13,000	13,658
144A,7.25%, 1/15/31	22,000	22,777
Bread Financial Holdings, Inc.,144A,9.75%, 3/15/29	21,000	22,456
Burford Capital Global Finance LLC
144A,9.25%, 7/1/31	18,000	19,184
144A,7.50%, 7/15/33	13,000	13,302
Credit Acceptance Corp.
144A,9.25%, 12/15/28	18,000	19,025
144A,6.625%, 3/15/30	10,000	10,148
Encore Capital Group, Inc.
144A,9.25%, 4/1/29	10,000	10,571
144A,8.50%, 5/15/30	25,000	26,438
Enova International, Inc.
144A,11.25%, 12/15/28	11,000	11,736
144A,9.125%, 8/1/29	14,000	14,774
Focus Financial Partners LLC,144A,6.75%, 9/15/31	35,000	36,197
Freedom Mortgage Holdings LLC
144A,9.25%, 2/1/29	30,000	31,376
144A,9.125%, 5/15/31	25,000	26,329
144A,8.375%, 4/1/32	20,000	20,641
144A,7.875%, 4/1/33	10,000	10,175
goeasy Ltd.
144A,9.25%, 12/1/28	20,000	21,062
144A,7.625%, 7/1/29	22,000	22,798
144A,6.875%, 5/15/30	12,000	12,193
144A,7.375%, 10/1/30	7,000	7,219
144A,6.875%, 2/15/31	13,000	13,009
Jefferies Finance LLC / JFIN Co.- Issuer Corp.
144A,5.00%, 8/15/28	27,000	26,220
144A,6.625%, 10/15/31	14,000	14,051
LD Holdings Group LLC,144A,6.125%, 4/1/28	15,000	13,221
Midcap Financial Issuer Trust
144A,6.50%, 5/1/28	28,000	27,938
144A,5.625%, 1/15/30	11,000	10,474
Navient Corp.
5.50%, 3/15/29 (a)	26,000	25,724
9.375%, 7/25/30	13,000	14,370
11.50%, 3/15/31	13,000	14,683
7.875%, 6/15/32 (a)	15,000	15,842
OneMain Finance Corp.
7.875%, 3/15/30	19,000	20,115

	Principal Amount $	Value $
4.00%, 9/15/30	20,000	18,500
7.50%, 5/15/31	35,000	36,712
7.125%, 11/15/31	19,000	19,749
6.75%, 3/15/32	19,000	19,475
7.125%, 9/15/32	22,000	22,935
Osaic Holdings, Inc.
144A,6.75%, 8/1/32	10,000	10,197
144A,8.00%, 8/1/33	12,000	12,168
PennyMac Financial Services, Inc.
144A,7.125%, 11/15/30	13,000	13,475
144A,5.75%, 9/15/31	21,000	20,619
144A,6.875%, 5/15/32	29,000	29,709
144A,6.875%, 2/15/33	22,000	22,493
144A,6.75%, 2/15/34	19,000	19,144
PRA Group, Inc.,144A,8.875%, 1/31/30	17,000	17,877
Stonex Escrow Issuer LLC,144A,6.875%, 7/15/32	17,000	17,486
Synchrony Financial,7.25%, 2/2/33	22,000	23,195
UWM Holdings LLC,144A,6.625%, 2/1/30	19,000	19,314

(Cost $904,825)		924,928

Insurance — 2.3%
Acrisure LLC / Acrisure Finance, Inc.
144A,8.25%, 2/1/29	39,000	40,584
144A,8.50%, 6/15/29	10,000	10,522
144A,6.00%, 8/1/29	19,000	18,639
144A,7.50%, 11/6/30	26,000	26,962
144A,6.75%, 7/1/32	8,000	8,214
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
144A,5.875%, 11/1/29	9,000	8,900
144A,7.375%, 10/1/32	28,000	28,882
Ardonagh Finco Ltd.,144A,7.75%, 2/15/31	36,000	37,700
Ardonagh Group Finance Ltd.,144A,8.875%, 2/15/32	49,000	51,912
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
144A,7.25%, 2/15/31	28,000	28,941
144A,8.125%, 2/15/32	14,000	14,586
Jones Deslauriers Insurance Management, Inc.,144A,10.50%, 12/15/30	15,000	15,939
Panther Escrow Issuer LLC,144A,7.125%, 6/1/31	91,000	94,496

(Cost $378,710)		386,277

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Real Estate — 0.8%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30	24,200	23,845
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29	22,000	20,466
144A,5.25%, 4/15/30	14,000	12,282
144A,9.75%, 4/15/30	8,000	8,505
Hunt Cos., Inc.,144A,5.25%, 4/15/29	23,000	22,537
Kennedy-Wilson, Inc.
4.75%, 3/1/29	22,000	20,969
4.75%, 2/1/30	15,000	14,073
5.00%, 3/1/31 (a)	15,000	14,015

(Cost $134,110)		136,692

Real Estate Investment Trusts — 3.5%
Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29	15,000	14,433
Arbor Realty SR, Inc.,144A,7.875%, 7/15/30	15,000	15,623
Blackstone Mortgage Trust, Inc.,144A,7.75%, 12/1/29	12,000	12,805
Brandywine Operating Partnership LP,8.875%, 4/12/29	13,000	14,144
Diversified Healthcare Trust
4.75%, 2/15/28	10,000	9,429
4.375%, 3/1/31	23,000	19,550
Hudson Pacific Properties LP
3.95%, 11/1/27	13,000	12,438
4.65%, 4/1/29 (a)	12,000	11,041
3.25%, 1/15/30	13,000	11,010
Millrose Properties, Inc.,144A,6.375%, 8/1/30	33,000	33,319
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27 (a)	35,000	33,179
4.625%, 8/1/29 (a)	26,000	20,519
3.50%, 3/15/31	36,000	25,368
144A,8.50%, 2/15/32	55,000	57,707
Office Properties Income Trust,144A,9.00%, 9/30/29	17,000	11,698
RHP Hotel Properties LP / RHP Finance Corp.
144A,6.50%, 4/1/32	27,000	27,768
144A,6.50%, 6/15/33	17,000	17,571
Rithm Capital Corp.
144A,8.00%, 4/1/29	21,000	21,517
144A,8.00%, 7/15/30	14,000	14,304
Service Properties Trust
4.75%, 10/1/26	14,000	13,881
4.95%, 2/15/27	13,000	12,634

	Principal Amount $	Value $
5.50%, 12/15/27	14,000	13,827
3.95%, 1/15/28	10,000	9,300
8.375%, 6/15/29	17,000	17,555
4.95%, 10/1/29 (a)	11,000	9,742
4.375%, 2/15/30	8,000	6,813
144A,8.625%, 11/15/31	36,000	38,394
8.875%, 6/15/32	19,000	19,620
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital L LC,144A,6.00%, 1/15/30	21,000	19,324
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC,144A,8.625%, 6/15/32 (a)	17,000	16,731
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC,144A,6.50%, 2/15/29 (a)	33,000	31,460

(Cost $584,917)		592,704

Venture Capital — 0.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.25%, 5/15/27	47,000	45,882
9.75%, 1/15/29	19,000	18,912
4.375%, 2/1/29	17,000	14,323
144A,10.00%, 11/15/29	27,000	26,760
9.00%, 6/15/30	28,000	26,699

(Cost $130,904)		132,576

Industrial — 5.5%
Building Materials — 1.6%
Builders FirstSource, Inc.
144A,6.375%, 3/1/34	28,000	28,873
144A,6.75%, 5/15/35	23,000	24,014
Camelot Return Merger Sub, Inc.,144A,8.75%, 8/1/28	22,000	21,189
Cornerstone Building Brands, Inc.,144A,9.50%, 8/15/29	14,000	13,487
Emerald Debt Merger Sub LLC,144A,6.625%, 12/15/30	71,000	73,008
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.,144A,6.75%, 7/15/31	29,000	30,025
MIWD Holdco II LLC / MIWD Finance Corp.,144A,5.50%, 2/1/30	13,000	12,812
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28	39,000	39,114
144A,8.875%, 11/15/31	29,000	30,956

(Cost $267,792)		273,478

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28	12,000	11,813
144A,4.375%, 3/31/29	25,000	23,959

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
WESCO Distribution, Inc.,144A,6.375%, 3/15/33	19,000	19,719

(Cost $54,542)		55,491

Engineering & Construction — 0.7%
Brand Industrial Services, Inc.,144A,10.375%, 8/1/30	43,000	42,271
HTA Group Ltd./ Mauritius,144A,7.50%, 6/4/29	26,000	27,015
IHS Holding Ltd.
144A,6.25%, 11/29/28	24,000	23,808
144A,7.875%, 5/29/30	11,000	11,249
144A,8.25%, 11/29/31	15,000	15,540

(Cost $115,595)		119,883

Environmental Control — 0.4%
Madison IAQ LLC,144A,5.875%, 6/30/29	29,000	28,734
Reworld Holding Corp.,5.00%, 9/1/30	13,000	12,574
Waste Pro USA, Inc.,144A,7.00%, 2/1/33	25,000	26,203

(Cost $65,505)		67,511

Machinery-Construction & Mining — 0.1%
Terex Corp.,144A,6.25%, 10/15/32

(Cost $25,973)	26,000	26,337

Machinery-Diversified — 0.4%
Husky Injection Molding Systems Ltd. / Titan Co.- Borrower LLC,144A,9.00%, 2/15/29	33,000	34,670
Maxim Crane Works Holdings Capital LLC,144A,11.50%, 9/1/28	13,000	13,753
SPX FLOW, Inc.,144A,8.75%, 4/1/30	14,000	14,558

(Cost $59,781)		62,981

Packaging & Containers — 1.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC,144A,4.00%, 9/1/29	27,000	24,798
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,5.25%, 8/15/27	28,000	12,363
144A,5.25%, 8/15/27	26,000	11,480
LABL, Inc.
144A,5.875%, 11/1/28	12,000	9,540
144A,8.25%, 11/1/29 (a)	17,000	11,063
144A,8.625%, 10/1/31	28,000	20,696
Mauser Packaging Solutions Holding Co.
144A,7.875%, 4/15/27	86,000	87,131

	Principal Amount $	Value $
144A,9.25%, 4/15/27	36,000	35,870
OI European Group BV,144A,4.75%, 2/15/30	17,000	16,093
Owens-Brockway Glass Container, Inc.,144A,7.25%, 5/15/31 (a)	18,000	18,337
Trivium Packaging Finance BV
144A,8.25%, 7/15/30	17,000	18,072
144A,12.25%, 1/15/31	17,000	18,245

(Cost $308,665)		283,688

Transportation — 0.3%
Brightline East LLC,144A,11.00%, 1/31/30 (a)	35,000	20,142
Seaspan Corp.,144A,5.50%, 8/1/29	19,000	18,031
XPO, Inc.,144A,7.125%, 2/1/32	16,000	16,793

(Cost $63,232)		54,966

Technology — 4.6%
Computers — 0.7%
Amentum Holdings, Inc.,144A,7.25%, 8/1/32	28,000	29,220
CA Magnum Holdings,144A,5.375%, 10/31/26	29,000	28,891
McAfee Corp.,144A,7.375%, 2/15/30	57,000	52,704

(Cost $111,916)		110,815

Office/Business Equipment — 0.3%
Xerox Corp.
144A,10.25%, 10/15/30	9,000	9,350
144A,13.50%, 4/15/31	14,000	14,061
Xerox Holdings Corp.
144A,5.50%, 8/15/28	25,000	16,285
144A,8.875%, 11/30/29 (a)	14,000	8,579

(Cost $54,806)		48,275

Semiconductors — 0.5%
ams-OSRAM AG,144A,12.25%, 3/30/29	22,000	23,934
Kioxia Holdings Corp.
144A,6.25%, 7/24/30	29,000	29,048
144A,6.625%, 7/24/33	39,000	38,812

(Cost $91,501)		91,794

Software — 3.1%
AthenaHealth Group, Inc.,144A,6.50%, 2/15/30	73,000	71,676
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.,144A,8.00%, 6/15/29	19,000	16,536
Central Parent, Inc. / CDK Global, Inc.,144A,7.25%, 6/15/29	24,000	20,303
Cloud Software Group, Inc. 144A,6.50%, 3/31/29	114,000	115,344

See Notes to Financial Statements.

12 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
144A,9.00%, 9/30/29	119,000	124,178
144A,6.625%, 8/15/33	30,000	30,440
CoreWeave, Inc.
144A,9.25%, 6/1/30	55,000	55,255
144A,9.00%, 2/1/31	52,000	51,545
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL,144A,8.75%, 5/1/29	26,000	26,705
Rocket Software, Inc.,144A,6.50%, 2/15/29	21,000	20,223
West Technology Group LLC,144A,8.50%, 4/10/27	11,000	825

(Cost $523,861)		533,030

Utilities — 2.8%
Electric — 2.1%
Alpha Generation LLC,144A,6.75%, 10/15/32	34,000	35,078
Continuum Energy Aura Pte Ltd.,144A,9.50%, 2/24/27	9,000	9,294
ContourGlobal Power Holdings SA,144A,6.75%, 2/28/30	12,000	12,405
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA,144A,5.375%, 12/30/30	24,000	22,193
Lightning Power LLC,144A,7.25%, 8/15/32	49,000	52,012
NRG Energy, Inc.
144A,6.00%, 2/1/33	29,000	29,409
144A,6.25%, 11/1/34	25,000	25,647
PG&E Corp.,5.25%, 7/1/30	27,000	26,330
Pike Corp.,144A,8.625%, 1/31/31	8,000	8,571
Saavi Energia Sarl,144A,8.875%, 2/10/35	32,000	33,960
XPLR Infrastructure Operating Partners LP
144A,3.875%, 10/15/26	14,000	13,727
144A,4.50%, 9/15/27	15,000	14,722
144A,7.25%, 1/15/29 (a)	21,000	21,463
144A,8.375%, 1/15/31 (a)	21,000	21,975
144A,8.625%, 3/15/33	30,000	31,659

(Cost $348,939)		358,445

Gas — 0.7%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 5/20/27	22,000	21,969
144A,9.375%, 6/1/28	10,000	10,328
144A,9.50%, 6/1/30	15,000	15,724
Venture Global Plaquemines LNG LLC 144A,7.50%, 5/1/33	33,000	36,217

	Principal Amount $	Value $
144A,7.75%, 5/1/35	34,000	37,879

(Cost $116,643)		122,117

TOTAL CORPORATE BONDS

(Cost $16,490,396)		16,581,393

	Number of Shares
SECURITIES LENDING COLLATERAL — 5.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (b)(c)

(Cost $970,915)	970,915	970,915

CASH EQUIVALENTS — 1.8%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)

(Cost $304,525)	304,525	304,525

TOTAL INVESTMENTS — 105.0%

(Cost $17,765,836)		17,856,833

Other assets and liabilities, net — (5.0%)		(846,324)

NET ASSETS — 100.0%		17,010,509

See Notes to Financial Statements.

DBX ETF Trust | 13

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2025

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
SECURITIES LENDING COLLATERAL — 5.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (b)(c)
1,027,697	—	(56,782	) (d)	—	—	11,315	—	970,915	970,915
CASH EQUIVALENTS — 1.8%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)
127,410	1,858,377	(1,681,262)		—	—	4,903	—	304,525	304,525

1,155,107	1,858,377	(1,738,044)		—	—	16,218	—	1,275,440	1,275,440

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $949,389, which is 5.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$16,581,393	$—	$16,581,393
Short-Term Investments (a)	1,275,440	—	—	1,275,440
TOTAL	$1,275,440	$16,581,393	$—	$17,856,833

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

14 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

August 31, 2025

	Principal Amount $	Value $

CORPORATE BONDS — 96.7%
Basic Materials — 4.2%
Chemicals — 2.5%
Ashland, Inc.,144A,3.375%, 9/1/31	128,000	114,286
Avient Corp.
144A,7.125%, 8/1/30	193,000	199,543
144A,6.25%, 11/1/31	185,000	188,569
Axalta Coating Systems Dutch Holding B BV,144A,7.25%, 2/15/31	152,000	160,156
Axalta Coating Systems LLC,144A,3.375%, 2/15/29	199,000	188,152
Celanese US Holdings LLC
6.665%, 7/15/27	432,000	444,819
6.85%, 11/15/28	294,000	306,610
6.83%, 7/15/29	213,000	221,898
Methanex Corp.
5.125%, 10/15/27	199,000	198,240
5.25%, 12/15/29	199,000	197,831
NOVA Chemicals Corp.
144A,5.25%, 6/1/27	298,000	298,938
144A,8.50%, 11/15/28	100,000	104,879
144A,4.25%, 5/15/29	163,000	156,615
144A,7.00%, 12/1/31	124,000	130,531
Olin Corp.
5.625%, 8/1/29	200,000	199,691
5.00%, 2/1/30 (a)	149,000	144,731
SCIH Salt Holdings, Inc.,144A,4.875%, 5/1/28	322,000	314,899
WR Grace Holdings LLC,144A,4.875%, 6/15/27	140,000	139,049

(Cost $3,727,039)		3,709,437

Iron/Steel — 0.2%
Cleveland-Cliffs, Inc.,5.875%, 6/1/27	153,000	152,922
United States Steel Corp.,6.875%, 3/1/29	135,000	136,112

(Cost $291,199)		289,034

Mining — 1.5%
Alcoa Nederland Holding BV
144A,4.125%, 3/31/29	142,000	136,856
144A,7.125%, 3/15/31	213,000	224,811
Alumina Pty Ltd.
144A,6.125%, 3/15/30	142,000	144,402
144A,6.375%, 9/15/32	142,000	144,924
Fortescue Treasury Pty Ltd.
144A,4.50%, 9/15/27	167,000	165,600
144A,5.875%, 4/15/30	199,000	203,376
144A,4.375%, 4/1/31	446,000	424,376
144A,6.125%, 4/15/32	227,000	233,120

	Principal Amount $	Value $
Hudbay Minerals, Inc.,144A,6.125%, 4/1/29	164,000	165,919
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28	162,000	159,363
144A,4.50%, 6/1/31	156,000	146,473

(Cost $2,140,899)		2,149,220

Communications — 6.4%
Advertising — 0.6%
Lamar Media Corp.
3.75%, 2/15/28	169,000	164,445
4.00%, 2/15/30	166,000	157,930
3.625%, 1/15/31	156,000	144,557
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27	184,000	182,636
144A,7.375%, 2/15/31	138,000	145,714

(Cost $818,031)		795,282

Internet — 1.8%
Arches Buyer, Inc.,144A,4.25%, 6/1/28	270,000	262,774
Gen Digital, Inc.
144A,6.75%, 9/30/27	256,000	260,759
144A,7.125%, 9/30/30	167,000	173,004
144A,6.25%, 4/1/33	280,000	288,625
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	170,000	169,473
144A,3.50%, 3/1/29	227,000	215,244
Match Group Holdings II LLC
144A,5.00%, 12/15/27	128,000	127,403
144A,4.625%, 6/1/28	152,000	149,804
144A,4.125%, 8/1/30	142,000	133,812
144A,3.625%, 10/1/31	142,000	128,259
144A,6.125%, 9/15/33	200,000	202,333
Rakuten Group, Inc.,144A,11.25%, 2/15/27	504,000	545,401

(Cost $2,682,588)		2,656,891

Media — 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp.,144A,5.125%, 5/1/27	943,000	938,837
Nexstar Media, Inc.,144A,5.625%, 7/15/27	487,000	486,776
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	284,000	282,422
144A,5.00%, 8/1/27	436,000	434,305
144A,4.00%, 7/15/28	573,000	553,377

(Cost $2,725,503)		2,695,717

Telecommunications — 2.2%
CommScope LLC
144A,8.25%, 3/1/27	27,000	27,341
144A,7.125%, 7/1/28	19,000	19,076

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
144A,4.75%, 9/1/29	270,000	267,098
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	327,000	327,131
144A,5.00%, 5/1/28	470,000	469,094
144A,6.75%, 5/1/29	284,000	286,958
5.875%, 11/1/29	213,000	215,000
144A,6.00%, 1/15/30	284,000	287,343
144A,8.75%, 5/15/30	281,000	293,906
144A,8.625%, 3/15/31	223,000	236,871
Lumen Technologies, Inc.
144A,4.125%, 4/15/30	55,000	54,175
144A,10.00%, 10/15/32	8,400	8,519
Maya SAS/Paris France,144A,7.00%, 10/15/28	243,000	247,459
Millicom International Cellular SA
144A,5.125%, 1/15/28	111,600	110,681
144A,6.25%, 3/25/29	172,800	173,328
Zegona Finance PLC,144A,8.625%, 7/15/29	236,000	251,408

(Cost $3,274,934)		3,275,388

Consumer, Cyclical — 17.2%

Apparel — 0.1%
Levi Strauss & Co.,144A,3.50%, 3/1/31

(Cost $139,818)	152,000	140,368

Auto Manufacturers — 1.2%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	114,000	113,097
144A,5.875%, 6/1/29	142,000	143,197
144A,3.75%, 1/30/31	294,000	271,526
Nissan Motor Acceptance Co. LLC
144A,5.30%, 9/13/27	114,000	113,506
144A,2.75%, 3/9/28	170,000	158,514
144A,7.05%, 9/15/28	199,000	206,040
Nissan Motor Co. Ltd.,144A,4.345%, 9/17/27	730,000	714,125

(Cost $1,742,158)		1,720,005

Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.,144A,7.00%, 4/15/28	142,000	146,408
American Axle & Manufacturing, Inc.,6.50%, 4/1/27	19,000	19,139
Clarios Global LP / Clarios US Finance Co.
144A,8.50%, 5/15/27	451,000	453,743
144A,6.75%, 5/15/28	223,000	228,117
Dana, Inc.
5.375%, 11/15/27	124,000	123,887

	Principal Amount $	Value $
5.625%, 6/15/28	114,000	114,014
4.25%, 9/1/30	114,000	112,782
Goodyear Tire & Rubber Co.
4.875%, 3/15/27	199,000	197,721
5.00%, 7/15/29	240,000	232,872
6.625%, 7/15/30	142,000	144,573
Qnity Electronics, Inc.
144A,5.75%, 8/15/32	285,000	290,081
144A,6.25%, 8/15/33	216,000	223,554

(Cost $2,283,591)		2,286,891

Distribution/Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc.
144A,4.00%, 1/15/28	199,000	194,822
144A,3.875%, 11/15/29	114,000	108,212
RB Global Holdings, Inc.
144A,6.75%, 3/15/28	166,000	170,113
144A,7.75%, 3/15/31	237,000	249,003

(Cost $725,742)		722,150

Entertainment — 3.0%
Brightstar Lottery PLC
144A,6.25%, 1/15/27	223,000	225,377
144A,5.25%, 1/15/29	213,000	211,959
Caesars Entertainment, Inc.
144A,7.00%, 2/15/30	568,000	587,734
144A,6.50%, 2/15/32	446,000	457,511
Churchill Downs, Inc.
144A,5.50%, 4/1/27	170,000	170,021
144A,4.75%, 1/15/28	199,000	196,984
144A,5.75%, 4/1/30	351,000	351,275
144A,6.75%, 5/1/31	180,000	185,224
Light & Wonder International, Inc.,144A,7.00%, 5/15/28	209,000	209,836
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27	341,000	344,790
144A,4.75%, 10/15/27	270,000	267,921
144A,3.75%, 1/15/28	162,000	157,970
Six Flags Entertainment Corp.,144A,5.50%, 4/15/27	152,000	151,691
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.,5.375%, 4/15/27	152,000	151,367
Vail Resorts, Inc.
144A,5.625%, 7/15/30	142,000	143,982
144A,6.50%, 5/15/32	170,000	176,191
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29	213,000	212,726
144A,6.25%, 3/15/33	227,000	229,938

(Cost $4,431,322)		4,432,497

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Food Service — 0.2%
Aramark Services, Inc.,144A,5.00%, 2/1/28
(Cost $324,655)	327,000	324,895

Home Builders — 0.7%
Ashton Woods USA LLC / Ashton Woods Finance Co.,144A,4.625%, 4/1/30	114,000	107,651
Century Communities, Inc.,144A,3.875%, 8/15/29	142,000	132,382
Mattamy Group Corp.
144A,5.25%, 12/15/27	142,000	141,618
144A,4.625%, 3/1/30	180,000	172,552
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	142,000	143,382
144A,5.75%, 1/15/28	128,000	129,701
144A,5.125%, 8/1/30	142,000	141,689

(Cost $968,836)		968,975

Home Furnishings — 0.5%
Somnigroup International, Inc.
144A,4.00%, 4/15/29	227,000	218,419
144A,3.875%, 10/15/31	227,000	207,831
Whirlpool Corp.
4.75%, 2/26/29	199,000	196,619
6.125%, 6/15/30	170,000	172,023

(Cost $783,740)		794,892

Housewares — 0.1%
Scotts Miracle-Gro Co.,4.50%, 10/15/29

(Cost $111,670)	117,000	113,142

Leisure Time — 2.3%
Carnival Corp.
144A,6.00%, 5/1/29	568,000	575,720
144A,5.75%, 3/15/30	284,000	291,335
144A,5.875%, 6/15/31	284,000	291,319
144A,5.75%, 8/1/32	862,000	877,300
144A,6.125%, 2/15/33	593,000	609,325
Life Time, Inc.,144A,6.00%, 11/15/31	142,000	143,599
NCL Corp. Ltd.
144A,5.875%, 2/15/27	284,000	284,774
144A,8.125%, 1/15/29	224,000	235,698

(Cost $3,272,299)		3,309,070

Lodging — 2.7%
Boyd Gaming Corp.
4.75%, 12/1/27	284,000	281,952
144A,4.75%, 6/15/31	256,000	246,554

	Principal Amount $	Value $
Hilton Domestic Operating Co., Inc.
144A,5.75%, 5/1/28	61,000	61,150
144A,5.875%, 4/1/29	166,000	169,147
144A,3.75%, 5/1/29	237,000	227,441
4.875%, 1/15/30	284,000	283,395
144A,4.00%, 5/1/31	312,000	294,111
144A,3.625%, 2/15/32	436,000	398,239
144A,6.125%, 4/1/32	128,000	131,543
144A,5.875%, 3/15/33	284,000	290,009
144A,5.75%, 9/15/33	279,000	281,476
MGM Resorts International
4.625%, 9/1/26	124,000	123,262
5.50%, 4/15/27	192,000	193,214
4.75%, 10/15/28	213,000	212,147
6.125%, 9/15/29	241,000	246,298
Station Casinos LLC,144A,4.50%, 2/15/28	196,000	193,312
Travel + Leisure Co.,6.00%, 4/1/27	114,000	115,563
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,144A,5.25%, 5/15/27	266,000	266,344

(Cost $4,058,138)		4,015,157

Retail — 4.3%
1011778 BC ULC / New Red Finance, Inc.
144A,3.875%, 1/15/28	440,000	428,659
144A,4.375%, 1/15/28	223,000	219,527
144A,3.50%, 2/15/29	213,000	202,845
144A,6.125%, 6/15/29	351,000	359,864
144A,5.625%, 9/15/29	142,000	143,867
144A,4.00%, 10/15/30	843,000	788,988
Asbury Automotive Group, Inc.
4.50%, 3/1/28	115,000	113,726
144A,4.625%, 11/15/29	227,000	220,983
4.75%, 3/1/30	126,000	123,147
Bath & Body Works, Inc.,5.25%, 2/1/28	126,000	126,752
FirstCash, Inc.
144A,4.625%, 9/1/28	152,000	149,357
144A,5.625%, 1/1/30	166,000	165,842
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28	213,000	206,823
144A,6.375%, 1/15/30	162,000	166,292
LCM Investments Holdings II LLC,144A,4.875%, 5/1/29	304,000	298,723
Lithia Motors, Inc.
144A,4.625%, 12/15/27	115,000	114,029
144A,3.875%, 6/1/29	227,000	217,809
144A,4.375%, 1/15/31	156,000	148,365
Murphy Oil USA, Inc. 4.75%, 9/15/29	142,000	139,778

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
144A,3.75%, 2/15/31	142,000	131,599
Penske Automotive Group, Inc.,3.75%, 6/15/29	142,000	135,502
QXO Building Products, Inc.,144A,6.75%, 4/30/32	649,000	671,913
Yum! Brands, Inc.
144A,4.75%, 1/15/30	237,000	235,255
3.625%, 3/15/31	298,000	277,383
4.625%, 1/31/32	312,000	301,806
5.375%, 4/1/32	294,000	296,011

(Cost $6,466,599)		6,384,845

Consumer, Non-cyclical — 21.5%
Agriculture — 0.3%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27	131,000	130,799
144A,6.00%, 6/15/30	284,000	287,317

(Cost $419,633)		418,116

Beverages — 0.1%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.,144A,4.375%, 4/30/29

(Cost $204,466)	212,000	205,194

Commercial Services — 6.7%
ADT Security Corp.,144A,4.125%, 8/1/29	284,000	274,783
Belron UK Finance PLC,144A,5.75%, 10/15/29	317,000	321,255
Block, Inc.
144A,5.625%, 8/15/30	346,000	353,898
3.50%, 6/1/31	284,000	262,538
6.50%, 5/15/32	568,000	588,876
144A,6.00%, 8/15/33	288,000	295,855
Boost Newco Borrower LLC,144A,7.50%, 1/15/31	618,000	656,046
Brink’s Co.
144A,4.625%, 10/15/27	170,000	168,659
144A,6.50%, 6/15/29	114,000	117,318
Clarivate Science Holdings Corp.,144A,3.875%, 7/1/28	272,000	262,601
EquipmentShare.com, Inc.,144A,9.00%, 5/15/28	293,000	310,681
Garda World Security Corp.
144A,4.625%, 2/15/27	162,000	160,957
144A,7.75%, 2/15/28	114,000	117,684
Herc Holdings, Inc.
144A,5.50%, 7/15/27	351,000	350,839
144A,6.625%, 6/15/29	227,000	233,970
144A,7.00%, 6/15/30	469,000	488,426

	Principal Amount $	Value $
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,3.375%, 8/31/27	314,000	304,473
144A,6.25%, 1/15/28	369,000	369,229
Service Corp. International
4.625%, 12/15/27	156,000	155,312
5.125%, 6/1/29	213,000	211,931
3.375%, 8/15/30	251,000	232,088
4.00%, 5/15/31	237,000	222,967
5.75%, 10/15/32	227,000	229,539
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.,144A,6.75%, 8/15/32	479,000	496,958
United Rentals North America, Inc.
5.50%, 5/15/27	129,000	128,986
3.875%, 11/15/27	233,000	229,186
4.875%, 1/15/28	474,000	471,681
5.25%, 1/15/30	233,000	233,852
4.00%, 7/15/30	213,000	203,581
3.875%, 2/15/31	312,000	293,771
3.75%, 1/15/32	223,000	205,661
144A,6.125%, 3/15/34	312,000	323,553
Williams Scotsman, Inc.
144A,4.625%, 8/15/28	142,000	139,828
144A,6.625%, 6/15/29	142,000	145,584
144A,6.625%, 4/15/30	142,000	147,091
144A,7.375%, 10/1/31	162,000	169,550

(Cost $9,991,639)		9,879,207

Cosmetics/Personal Care — 0.9%
Edgewell Personal Care Co.,144A,5.50%, 6/1/28	213,000	212,137
Opal Bidco SAS,144A,6.50%, 3/31/32	322,000	327,876
Perrigo Finance Unlimited Co.
4.90%, 6/15/30	213,000	208,586
6.125%, 9/30/32	213,000	214,519
Prestige Brands, Inc.
144A,5.125%, 1/15/28	124,000	123,294
144A,3.75%, 4/1/31	170,000	156,778

(Cost $1,255,159)		1,243,190

Food — 3.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,4.625%, 1/15/27	383,000	380,981
144A,5.875%, 2/15/28	213,000	213,109
144A,6.50%, 2/15/28	223,000	227,451
144A,3.50%, 3/15/29	393,000	374,018
144A,4.875%, 2/15/30	294,000	289,802
144A,6.25%, 3/15/33	170,000	174,081

See Notes to Financial Statements.

18 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28	142,000	141,543
144A,4.125%, 1/31/30	285,000	273,448
144A,4.375%, 1/31/32	199,000	187,325
Performance Food Group, Inc.
144A,5.50%, 10/15/27	301,000	300,780
144A,4.25%, 8/1/29	284,000	275,227
144A,6.125%, 9/15/32	294,000	301,281
Pilgrim’s Pride Corp.
3.50%, 3/1/32	273,000	246,857
6.25%, 7/1/33	262,000	276,447
6.875%, 5/15/34	142,000	155,662
Post Holdings, Inc.,144A,6.25%, 2/15/32	284,000	292,099
US Foods, Inc.
144A,6.875%, 9/15/28	142,000	146,481
144A,4.75%, 2/15/29	266,000	262,192
144A,4.625%, 6/1/30	142,000	138,903
144A,7.25%, 1/15/32	152,000	159,790
144A,5.75%, 4/15/33	142,000	142,819

(Cost $4,982,823)		4,960,296

Healthcare-Products — 2.5%
Avantor Funding, Inc.
144A,4.625%, 7/15/28	470,000	462,862
144A,3.875%, 11/1/29	227,000	215,826
Hologic, Inc.
144A,4.625%, 2/1/28	124,000	122,885
144A,3.25%, 2/15/29	262,000	250,480
Medline Borrower LP
144A,3.875%, 4/1/29	1,278,000	1,227,994
144A,5.25%, 10/1/29	730,000	723,388
Medline Borrower LP/Medline Co.-Issuer, Inc.,144A,6.25%, 4/1/29	426,000	438,160
Teleflex, Inc.
4.625%, 11/15/27	142,000	140,565
144A,4.25%, 6/1/28	142,000	139,220

(Cost $3,741,347)		3,721,380

Healthcare-Services — 6.0%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28	131,000	130,440
144A,5.00%, 4/15/29	145,000	141,844
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	152,000	148,557
144A,3.75%, 3/15/29	152,000	144,219
144A,4.00%, 3/15/31	142,000	131,460
Concentra Health Services, Inc.,144A,6.875%, 7/15/32	185,000	192,012
DaVita, Inc.
144A,4.625%, 6/1/30	811,000	781,378
144A,3.75%, 2/15/31	426,000	388,993

	Principal Amount $	Value $
144A,6.75%, 7/15/33	284,000	294,566
Encompass Health Corp.
4.50%, 2/1/28	237,000	234,877
4.75%, 2/1/30	227,000	223,928
4.625%, 4/1/31	114,000	110,603
IQVIA, Inc.
144A,5.00%, 10/15/26	298,000	297,920
144A,5.00%, 5/15/27	312,000	310,936
144A,6.50%, 5/15/30	142,000	147,354
144A,6.25%, 6/1/32	568,000	586,214
Molina Healthcare, Inc.
144A,4.375%, 6/15/28	237,000	231,133
144A,3.875%, 11/15/30	185,000	170,060
144A,3.875%, 5/15/32	213,000	190,582
144A,6.25%, 1/15/33	213,000	214,658
Select Medical Corp.,144A,6.25%, 12/1/32 (a)	156,000	157,040
Tenet Healthcare Corp.
6.25%, 2/1/27	426,000	426,545
5.125%, 11/1/27	426,000	425,040
4.625%, 6/15/28	170,000	168,205
6.125%, 10/1/28	710,000	710,956
4.25%, 6/1/29	408,000	397,487
4.375%, 1/15/30	422,000	410,077
6.125%, 6/15/30	568,000	577,404
6.75%, 5/15/31	383,000	398,335

(Cost $8,805,848)		8,742,823

Household Products/Wares — 0.1%
Central Garden & Pet Co.,4.125%, 10/15/30

(Cost $131,978)	142,000	134,432

Pharmaceuticals — 1.5%
Jazz Securities DAC,144A,4.375%, 1/15/29	426,000	417,299
Organon & Co. / Organon Foreign Debt Co.-Issuer BV,144A,4.125%, 4/30/28	596,000	571,195
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	521,000	511,022
6.75%, 3/1/28	355,000	368,667
6.00%, 12/1/32	142,000	146,125
Teva Pharmaceutical Finance Netherlands IV BV,5.75%, 12/1/30	219,000	223,806

(Cost $2,257,549)		2,238,114

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Energy — 8.4%
Oil & Gas — 3.9%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,5.875%, 6/30/29	114,000	113,809
144A,6.625%, 10/15/32	170,000	173,190
Civitas Resources, Inc.,144A,5.00%, 10/15/26	124,000	123,741
CNX Resources Corp.
144A,6.00%, 1/15/29	152,000	152,430
144A,7.375%, 1/15/31	142,000	147,363
144A,7.25%, 3/1/32	170,000	176,509
Crescent Energy Finance LLC,144A,9.25%, 2/15/28	142,000	147,855
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27	180,939	180,849
144A,REGS, 6.75%, 6/30/30	156,361	155,442
Matador Resources Co.
144A,6.875%, 4/15/28	142,000	145,385
144A,6.50%, 4/15/32	266,000	270,044
144A,6.25%, 4/15/33	213,000	215,107
Murphy Oil Corp.,6.00%, 10/1/32	170,000	165,661
Parkland Corp.
144A,5.875%, 7/15/27	152,000	151,999
144A,4.50%, 10/1/29	227,000	220,588
Permian Resources Operating LLC
144A,5.875%, 7/1/29	199,000	199,184
144A,7.00%, 1/15/32	284,000	294,632
144A,6.25%, 2/1/33	294,000	299,667
Range Resources Corp.
8.25%, 1/15/29	175,000	179,704
144A,4.75%, 2/15/30	142,000	138,613
SM Energy Co.
6.75%, 9/15/26	119,000	118,860
6.625%, 1/15/27	118,000	118,161
6.50%, 7/15/28	114,000	115,159
144A,6.75%, 8/1/29	213,000	215,259
Sunoco LP
144A,7.00%, 5/1/29	213,000	221,331
144A,6.25%, 7/1/33	284,000	290,433
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	170,000	170,243
144A,7.00%, 9/15/28	142,000	146,794
4.50%, 5/15/29	227,000	221,409
4.50%, 4/30/30	237,000	229,178
TGNR Intermediate Holdings LLC,144A,5.50%, 10/15/29	199,000	194,410

(Cost $5,648,752)		5,693,009

	Principal Amount $	Value $
Pipelines — 4.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,5.75%, 3/1/27	185,000	185,071
144A,5.75%, 1/15/28	185,000	185,626
144A,5.375%, 6/15/29	223,000	221,809
Buckeye Partners LP
3.95%, 12/1/26	170,000	168,064
4.125%, 12/1/27	114,000	112,215
144A,4.50%, 3/1/28	142,000	139,858
144A,6.75%, 2/1/30	142,000	147,581
Genesis Energy LP / Genesis Energy Finance Corp.,7.75%, 2/1/28	218,000	220,531
Hess Midstream Operations LP
144A,5.875%, 3/1/28	237,000	241,121
144A,5.125%, 6/15/28	156,000	155,752
144A,6.50%, 6/1/29	170,000	175,884
144A,4.25%, 2/15/30	223,000	216,680
144A,5.50%, 10/15/30	114,000	114,694
Howard Midstream Energy Partners LLC
144A,7.375%, 7/15/32	170,000	177,395
144A,6.625%, 1/15/34	216,000	219,664
NuStar Logistics LP
5.625%, 4/28/27	156,000	156,931
6.375%, 10/1/30	180,000	186,484
Rockies Express Pipeline LLC,144A,4.95%, 7/15/29	166,000	163,443
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,144A,6.00%, 3/1/27	122,000	121,927
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	355,000	340,557
144A,6.25%, 1/15/30	304,000	316,764
144A,4.125%, 8/15/31	365,000	342,935
144A,3.875%, 11/1/33	355,000	316,458
Venture Global LNG, Inc.
144A,8.125%, 6/1/28	649,000	672,901
144A,9.50%, 2/1/29	852,000	937,233
144A,7.00%, 1/15/30 (a)	436,000	449,567

(Cost $6,753,590)		6,687,145

Financial — 14.8%
Banks — 0.1%
Banco Votorantim SA,144A,5.875%, 4/8/28	186,000	189,804
Freedom Mortgage Corp.,144A,12.00%, 10/1/28	17,000	18,191

(Cost $206,841)		207,995

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Diversified Financial Services — 6.2%
Ally Financial, Inc.,6.70%, 2/14/33	142,000	147,552
Coinbase Global, Inc.
144A,3.375%, 10/1/28	308,000	292,449
144A,3.625%, 10/1/31	209,000	187,211
GGAM Finance Ltd.
144A,8.00%, 2/15/27	209,000	214,536
144A,8.00%, 6/15/28	170,000	180,493
144A,6.875%, 4/15/29	116,000	120,350
144A,5.875%, 3/15/30	114,000	115,421
Jane Street Group / JSG Finance, Inc.
144A,4.50%, 11/15/29	170,000	164,305
144A,7.125%, 4/30/31	398,000	416,080
144A,6.125%, 11/1/32	484,000	486,586
144A,6.75%, 5/1/33	383,000	396,017
Nationstar Mortgage Holdings, Inc.
144A,6.00%, 1/15/27	90,000	89,891
144A,5.50%, 8/15/28	181,000	180,749
144A,6.50%, 8/1/29	237,000	243,372
144A,5.125%, 12/15/30	205,000	208,050
144A,5.75%, 11/15/31	190,000	192,396
144A,7.125%, 2/1/32	316,000	329,629
Navient Corp.
5.00%, 3/15/27	199,000	197,681
4.875%, 3/15/28	142,000	139,365
OneMain Finance Corp.
3.50%, 1/15/27	223,000	218,380
6.625%, 1/15/28	223,000	228,776
3.875%, 9/15/28	180,000	172,682
6.625%, 5/15/29	256,000	263,561
5.375%, 11/15/29	210,000	207,772
6.125%, 5/15/30	210,000	213,406
PennyMac Financial Services, Inc.
144A,4.25%, 2/15/29	185,000	178,569
144A,7.875%, 12/15/29	213,000	226,529
Rocket Cos., Inc.
144A,6.125%, 8/1/30	568,000	584,827
144A,6.375%, 8/1/33	588,000	610,917
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26	327,000	320,291
144A,3.625%, 3/1/29	213,000	203,199
144A,3.875%, 3/1/31	365,000	341,309
144A,4.00%, 10/15/33	241,000	217,433
SLM Corp.
3.125%, 11/2/26	142,000	139,314
6.50%, 1/31/30	142,000	148,725

	Principal Amount $	Value $
StoneX Group, Inc.,144A,7.875%, 3/1/31	166,000	175,593
United Wholesale Mortgage LLC
144A,5.75%, 6/15/27	142,000	141,940
144A,5.50%, 4/15/29	199,000	196,134

(Cost $9,068,132)		9,091,490

Insurance — 2.8%
Acrisure LLC / Acrisure Finance, Inc.,144A,4.25%, 2/15/29	209,000	201,840
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
144A,4.25%, 10/15/27	213,000	210,111
144A,6.75%, 4/15/28	355,000	362,394
144A,7.00%, 1/15/31	432,000	447,147
144A,6.50%, 10/1/31	284,000	290,667
AmWINS Group, Inc., 144A,6.375%, 2/15/29	233,000	238,944
HUB International Ltd.
144A,5.625%, 12/1/29	156,000	156,643
144A,7.25%, 6/15/30	940,000	983,831
144A,7.375%, 1/31/32	540,000	568,326
Jones Deslauriers Insurance Management, Inc., 144A,8.50%, 3/15/30	206,000	218,034
Ryan Specialty LLC
144A,4.375%, 2/1/30	124,000	120,001
144A,5.875%, 8/1/32	341,000	343,551

(Cost $4,118,580)		4,141,489

Real Estate — 0.6%
Cushman & Wakefield US Borrower LLC
144A,6.75%, 5/15/28	185,000	186,941
144A,8.875%, 9/1/31	107,000	114,812
Howard Hughes Corp.
144A,5.375%, 8/1/28	213,000	212,945
144A,4.125%, 2/1/29	185,000	177,101
144A,4.375%, 2/1/31	185,000	172,437

(Cost $877,439)		864,236

Real Estate Investment Trusts — 5.1%
Brandywine Operating Partnership LP,3.95%, 11/15/27	138,000	134,465
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL,144A,4.50%, 4/1/27	141,000	138,671
Global Net Lease, Inc.,144A,4.50%, 9/30/28	142,000	138,130
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,144A,3.75%, 12/15/27	152,000	147,538

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Iron Mountain, Inc.
144A,4.875%, 9/15/27	304,000	302,248
144A,5.25%, 3/15/28	244,000	243,574
144A,5.00%, 7/15/28	142,000	141,029
144A,7.00%, 2/15/29	294,000	303,027
144A,4.875%, 9/15/29	294,000	289,171
144A,5.25%, 7/15/30	379,000	375,311
144A,4.50%, 2/15/31	312,000	297,012
144A,5.625%, 7/15/32	170,000	168,830
144A,6.25%, 1/15/33	341,000	349,155
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,4.25%, 2/1/27	170,000	167,322
144A,4.75%, 6/15/29	180,000	176,139
5.50%, 8/1/30	152,000	154,975
144A,7.00%, 7/15/31	142,000	149,405
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,5.875%, 10/1/28	206,000	205,949
144A,4.875%, 5/15/29	213,000	207,459
144A,7.00%, 2/1/30	156,000	161,200
Pebblebrook Hotel LP / PEB Finance Corp., 144A,6.375%, 10/15/29	114,000	115,577
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	209,000	208,612
144A,7.25%, 7/15/28	111,000	114,323
144A,4.50%, 2/15/29	170,000	166,254
RLJ Lodging Trust LP,144A,4.00%, 9/15/29	142,000	133,355
SBA Communications Corp.
3.875%, 2/15/27	435,000	427,876
3.125%, 2/1/29	436,000	410,073
Starwood Property Trust, Inc.
144A,4.375%, 1/15/27	144,000	142,456
144A,7.25%, 4/1/29	190,000	199,349
144A,6.00%, 4/15/30	114,000	116,193
144A,6.50%, 7/1/30	142,000	147,477
144A,6.50%, 10/15/30	142,000	146,940
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	656,000	690,696
144A,4.75%, 4/15/28	162,000	158,198

(Cost $7,426,528)		7,427,989

Industrial — 15.1%
Aerospace/Defense — 4.5%
ATI, Inc.,7.25%, 8/15/30	121,000	127,554
Bombardier, Inc.
144A,6.00%, 2/15/28	213,000	213,381

	Principal Amount $	Value $
144A,7.50%, 2/1/29	223,000	232,864
144A,8.75%, 11/15/30	223,000	240,603
144A,7.25%, 7/1/31	213,000	224,829
144A,7.00%, 6/1/32	213,000	222,675
144A,6.75%, 6/15/33	142,000	147,838
Spirit AeroSystems, Inc.
4.60%, 6/15/28	199,000	198,623
144A,9.375%, 11/30/29	256,000	271,070
144A,9.75%, 11/15/30	351,000	387,002
TransDigm, Inc.
144A,6.75%, 8/15/28	557,000	573,313
4.625%, 1/15/29	329,000	322,182
144A,6.375%, 3/1/29	730,000	748,311
4.875%, 5/1/29	199,000	195,541
144A,6.875%, 12/15/30	395,000	409,894
144A,7.125%, 12/1/31	275,000	286,993
144A,6.625%, 3/1/32	594,000	612,381
144A,6.00%, 1/15/33	428,000	433,111
144A,6.375%, 5/31/33	704,000	715,115

(Cost $6,521,463)		6,563,280

Building Materials — 2.9%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30	156,000	154,391
144A,4.25%, 2/1/32	369,000	347,061
144A,6.375%, 6/15/32	219,000	225,986
James Hardie International Finance DAC, 144A,5.00%, 1/15/28	114,000	112,658
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 144A,6.75%, 4/1/32	199,000	205,266
Quikrete Holdings, Inc.
144A,6.375%, 3/1/32	1,132,000	1,168,197
144A,6.75%, 3/1/33	436,000	452,261
Standard Building Solutions, Inc.
144A,6.50%, 8/15/32	284,000	293,320
144A,6.25%, 8/1/33	301,000	307,427
Standard Industries, Inc.
144A,4.75%, 1/15/28	284,000	281,532
144A,4.375%, 7/15/30	484,000	464,113
144A,3.375%, 1/15/31	312,000	283,385

(Cost $3,975,097)		4,295,597

Electrical Components & Equipment — 0.6%
WESCO Distribution, Inc.
144A,7.25%, 6/15/28	376,000	382,054
144A,6.375%, 3/15/29	256,000	263,892
144A,6.625%, 3/15/32	241,000	250,188

(Cost $904,560)		896,134

Electronics — 1.0%
Imola Merger Corp.,144A,4.75%, 5/15/29	568,000	554,109

See Notes to Financial Statements.

22 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Sensata Technologies BV
144A,4.00%, 4/15/29	284,000	272,290
144A,5.875%, 9/1/30	152,000	153,456
Sensata Technologies, Inc.
144A,4.375%, 2/15/30	128,000	123,343
144A,3.75%, 2/15/31	213,000	195,947
144A,6.625%, 7/15/32 (a)	152,000	157,125

(Cost $1,487,136)		1,456,270

Engineering & Construction — 0.5%
AECOM,144A,6.00%, 8/1/33	341,000	348,281
Arcosa, Inc.
144A,4.375%, 4/15/29	114,000	110,773
144A,6.875%, 8/15/32	180,000	187,913
Fluor Corp.,4.25%, 9/15/28	139,000	136,862

(Cost $777,265)		783,829

Environmental Control — 1.0%
Clean Harbors, Inc.,144A,6.375%, 2/1/31	142,000	145,617
GFL Environmental, Inc.
144A,4.00%, 8/1/28	223,000	217,560
144A,4.75%, 6/15/29	213,000	209,732
144A,4.375%, 8/15/29	156,000	151,852
144A,6.75%, 1/15/31	294,000	307,284
Madison IAQ LLC,144A,4.125%, 6/30/28	199,000	193,627
Wrangler Holdco Corp.,144A,6.625%, 4/1/32	152,000	158,557

(Cost $1,374,685)		1,384,229

Machinery-Construction & Mining — 0.1%
Terex Corp.,144A,5.00%, 5/15/29

(Cost $164,749)	170,000	167,344

Machinery-Diversified — 0.3%
TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27

(Cost $450,186)	453,000	452,023

Miscellaneous Manufacturing — 0.5%
Axon Enterprise, Inc.
144A,6.125%, 3/15/30	284,000	292,497
144A,6.25%, 3/15/33	223,000	231,075
Trinity Industries, Inc.,144A,7.75%, 7/15/28	180,000	186,248

(Cost $704,013)		709,820

	Principal Amount $	Value $
Packaging & Containers — 2.9%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	170,000	170,141
144A,3.25%, 9/1/28	170,000	160,804
Ball Corp.
6.875%, 3/15/28	213,000	217,572
6.00%, 6/15/29	294,000	301,958
2.875%, 8/15/30	369,000	334,072
3.125%, 9/15/31	241,000	217,383
5.50%, 9/15/33	216,000	218,743
Canpack SA / Canpack US LLC,144A,3.875%, 11/15/29	227,000	214,004
Clydesdale Acquisition Holdings, Inc.
144A,6.875%, 1/15/30	142,000	146,168
144A,6.75%, 4/15/32	412,000	423,598
Crown Americas LLC
5.25%, 4/1/30	152,000	154,112
144A,5.875%, 6/1/33	199,000	201,472
Graphic Packaging International LLC
144A,3.50%, 3/15/28	128,000	123,318
144A,3.75%, 2/1/30	114,000	107,125
144A,6.375%, 7/15/32	152,000	154,629
Owens-Brockway Glass Container, Inc.,144A,6.625%, 5/13/27	174,000	174,001
Sealed Air Corp.
144A,4.00%, 12/1/27	121,000	118,545
144A,6.125%, 2/1/28	220,000	223,313
144A,5.00%, 4/15/29	121,000	120,110
144A,7.25%, 2/15/31	121,000	127,540
144A,6.50%, 7/15/32	114,000	118,008
Silgan Holdings, Inc.,4.125%, 2/1/28	182,000	177,246

(Cost $4,262,247)		4,203,862

Transportation — 0.1%
XPO, Inc.,144A,7.125%, 6/1/31

(Cost $145,277)	140,000	145,829

Trucking & Leasing — 0.7%
FTAI Aviation Investors LLC
144A,5.50%, 5/1/28	294,000	294,080
144A,7.875%, 12/1/30	152,000	161,679
144A,7.00%, 5/1/31	209,000	218,735
144A,7.00%, 6/15/32	227,000	237,054
144A,5.875%, 4/15/33	142,000	142,392

(Cost $1,041,817)		1,053,940

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Technology — 5.1%
Computers — 1.2%
CACI International, Inc.,144A,6.375%, 6/15/33	284,000	293,285
NCR Atleos Corp.,144A,9.50%, 4/1/29	393,000	426,390
NCR Voyix Corp.
144A,5.00%, 10/1/28	195,000	192,424
144A,5.125%, 4/15/29	124,000	122,564
Seagate Data Storage Technology Pte Ltd.
144A,4.091%, 6/1/29	122,000	116,106
144A,8.25%, 12/15/29	150,000	159,704
144A,5.875%, 7/15/30	114,000	115,653
144A,8.50%, 7/15/31	144,000	153,171
144A,9.625%, 12/1/32	207,094	235,314

(Cost $1,822,236)		1,814,611

Semiconductors — 0.8%
Entegris, Inc.
144A,4.375%, 4/15/28	114,000	110,951
144A,4.75%, 4/15/29	474,000	467,588
144A,3.625%, 5/1/29	114,000	107,574
144A,5.95%, 6/15/30	254,000	257,482
ON Semiconductor Corp.,144A,3.875%, 9/1/28	199,000	193,559

(Cost $1,140,068)		1,137,154

Software — 3.1%
Cloud Software Group, Inc.,144A,8.25%, 6/30/32	511,000	546,713
Fair Isaac Corp.
144A,4.00%, 6/15/28	286,000	278,858
144A,6.00%, 5/15/33	426,000	432,781
Open Text Corp.
144A,3.875%, 2/15/28	256,000	249,016
144A,3.875%, 12/1/29	241,000	227,361
Open Text Holdings, Inc.
144A,4.125%, 2/15/30	262,000	247,551
144A,4.125%, 12/1/31	189,000	174,061
ROBLOX Corp.,144A,3.875%, 5/1/30	295,000	280,710
Rocket Software, Inc.,144A,9.00%, 11/28/28	227,000	233,918
SS&C Technologies, Inc.
144A,5.50%, 9/30/27	568,000	568,576
144A,6.50%, 6/1/32	223,000	231,575
Twilio, Inc.
3.625%, 3/15/29	142,000	135,677
3.875%, 3/15/31	142,000	132,769
UKG, Inc.,144A,6.875%, 2/1/31	715,000	739,832

(Cost $4,488,027)		4,479,398

	Principal Amount $	Value $
Utilities — 4.0%
Electric — 4.0%
Calpine Corp.
144A,4.50%, 2/15/28	355,000	351,818
144A,5.125%, 3/15/28	398,000	397,957
144A,4.625%, 2/1/29	195,000	192,799
144A,5.00%, 2/1/31	251,000	249,109
144A,3.75%, 3/1/31	256,000	243,398
Clearway Energy Operating LLC
144A,4.75%, 3/15/28	241,000	238,465
144A,3.75%, 2/15/31	273,000	251,278
NRG Energy, Inc.
5.75%, 1/15/28	243,000	243,922
144A,3.375%, 2/15/29	152,000	144,118
144A,5.25%, 6/15/29	218,000	217,492
144A,5.75%, 7/15/29	227,000	228,047
144A,3.625%, 2/15/31	292,000	269,526
PG&E Corp.,5.00%, 7/1/28	279,000	275,997
Pike Corp.,144A,5.50%, 9/1/28	206,000	206,213
Talen Energy Supply LLC,144A,8.625%, 6/1/30	341,000	364,370
TransAlta Corp.,7.75%, 11/15/29	114,000	118,598
Vistra Operations Co. LLC 144A,5.625%, 2/15/27	369,000	369,380
144A,5.00%, 7/31/27	379,000	378,213
144A,4.375%, 5/1/29	355,000	347,201
144A,7.75%, 10/15/31	412,000	438,000
144A,6.875%, 4/15/32	284,000	298,237

(Cost $5,821,452)		5,824,138

TOTAL CORPORATE BONDS

(Cost $141,939,343)		141,807,419

	Number of Shares

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (b)(c)

(Cost $721,426)	721,426	721,426

CASH EQUIVALENTS — 2.2%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)

(Cost $3,249,259)	3,249,259	3,249,259

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2025

	Number of Shares	Value $

TOTAL INVESTMENTS — 99.4%

(Cost $145,910,028)		145,778,104

Other assets and liabilities, net — 0.6%		896,341

NET ASSETS — 100.0%		146,674,445

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (b)(c)
4,418,701	—	(3,697,275	) (d)	—	—	4,970	—	721,426	721,426
CASH EQUIVALENTS — 2.2%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)
3,352,412	34,026,061	(34,129,214)		—	—	136,003	—	3,249,259	3,249,259
7,771,113	34,026,061	(37,826,489)		—	—	140,973	—	3,970,685	3,970,685

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $703,801, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$141,807,419	$—	$141,807,419
Short-Term Investments (a)	3,970,685	—	—	3,970,685

TOTAL	$3,970,685	$141,807,419	$—	$145,778,104

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 25

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF

August 31, 2025

	Number of Shares	Value $
EXCHANGE-TRADED FUNDS — 99.4%
Xtrackers High Beta High Yield Bond ETF(a)(b)	30,756	1,310,661
Xtrackers USD High Yield Corporate Bond ETF(a)(b)	1,245,632	46,088,384

(Cost $46,273,833)		47,399,045

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (c)(d)

(Cost $74,375)	74,375	74,375

	Number of Shares	Value $
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 4.25% (c)

(Cost $310,618)	310,618	310,618

TOTAL INVESTMENTS — 100.2%

(Cost $46,658,826)		47,784,038

Other assets and liabilities, net — (0.2%)		(82,738)

NET ASSETS — 100.0%		47,701,300

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
EXCHANGE-TRADED FUNDS — 99.4%
Xtrackers High Beta High Yield Bond ETF (b)
935,948	1,360,396		(981,153)	(113,113)	108,583	81,457	—	30,756	1,310,661
Xtrackers USD High Yield Corporate Bond ETF (b)
41,533,720	48,988,493		(43,979,509)	(3,035,444)	2,581,124	2,756,470	—	1,245,632	46,088,384
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (c)(d)
—	74,375	(e)	—	—	—	3,790	—	74,375	74,375
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 4.25% (c)
260,490	45,410,096		(45,359,968)	—	—	91,205	—	310,618	310,618
42,730,158	95,833,360		(90,320,630)	(3,148,557)	2,689,707	2,932,922	—	1,661,381	47,784,038

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $72,445, which is 0.2% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

See Notes to Financial Statements.

26 | DBX ETF Trust

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF (Continued)

August 31, 2025

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$47,399,045	$—	$—	$47,399,045
Short-Term Investments (a)	384,993	—	—	384,993
TOTAL	$47,784,038	$—	$—	$47,784,038

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 27

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

August 31, 2025

	Principal Amount $	Value $

CORPORATE BONDS — 97.6%
Basic Materials — 5.1%
Chemicals — 2.8%
Avient Corp.,144A,7.125%, 8/1/30	238,000	246,069
Axalta Coating Systems LLC,144A,3.375%, 2/15/29	227,000	214,625
Celanese US Holdings LLC
1.40%, 8/5/26	130,000	125,128
6.665%, 7/15/27	463,000	476,739
6.85%, 11/15/28	340,000	354,583
6.83%, 7/15/29	228,000	237,525
6.50%, 4/15/30	245,000	247,411
Chemours Co.
5.375%, 5/15/27	166,000	165,510
144A,5.75%, 11/15/28	232,000	223,623
144A,4.625%, 11/15/29	217,000	193,998
Consolidated Energy Finance SA, 144A,5.625%, 10/15/28	169,000	142,601
Huntsman International LLC, 4.50%, 5/1/29	260,000	250,250
INEOS Finance PLC
144A,6.75%, 5/15/28	149,000	146,649
144A,7.50%, 4/15/29	235,000	235,837
Methanex Corp.
5.125%, 10/15/27	172,000	171,343
5.25%, 12/15/29 (a)	239,000	237,596
NOVA Chemicals Corp.
144A,5.25%, 6/1/27	272,000	272,857
144A,8.50%, 11/15/28	150,000	157,319
144A,4.25%, 5/15/29	210,000	201,774
144A,9.00%, 2/15/30	270,000	290,351
Olin Corp.
5.625%, 8/1/29	225,000	224,652
5.00%, 2/1/30 (a)	185,000	179,700
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28	335,000	327,612
144A,6.625%, 5/1/29	207,000	208,056
Tronox, Inc.,144A,4.625%, 3/15/29 (a)	355,000	262,415
WR Grace Holdings LLC
144A,4.875%, 6/15/27	183,000	181,756
144A,5.625%, 8/15/29	380,000	355,931

(Cost $6,312,530)		6,331,910

Forest Products & Paper — 0.3%
Domtar Corp.,144A,6.75%, 10/1/28	214,000	183,273
Glatfelter Corp.,144A,4.75%, 11/15/29	170,000	150,260
Mercer International, Inc. 144A,12.875%, 10/1/28	124,000	120,620

	Principal Amount $	Value $
5.125%, 2/1/29	286,000	225,813

(Cost $727,722)		679,966

Iron/Steel — 0.9%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	168,000	167,915
144A,6.875%, 11/1/29	279,000	283,561
144A,6.75%, 4/15/30	287,000	290,557
Metinvest BV
144A,8.50%, 4/23/26	172,000	154,308
144A,7.75%, 10/17/29	153,000	117,652
Mineral Resources Ltd.
144A,8.125%, 5/1/27	241,000	241,306
144A,8.00%, 11/1/27	178,000	181,347
144A,9.25%, 10/1/28	335,000	350,633
144A,8.50%, 5/1/30	225,000	233,736
United States Steel Corp.,6.875%, 3/1/29	122,000	123,005

(Cost $2,123,249)		2,144,020

Mining — 1.1%
Alcoa Nederland Holding BV,144A,4.125%, 3/31/29	145,000	139,747
Alumina Pty Ltd.,144A,6.125%, 3/15/30	180,000	183,044
First Quantum Minerals Ltd.,144A,9.375%, 3/1/29	506,000	538,555
Fortescue Treasury Pty Ltd.
144A,4.50%, 9/15/27	203,000	201,299
144A,5.875%, 4/15/30	215,000	219,728
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26	197,000	195,807
144A,6.125%, 4/1/29	150,000	151,755
Kaiser Aluminum Corp.,
144A,4.625%, 3/1/28	186,000	182,973
Vedanta Resources Finance II PLC
144A,10.875%, 9/17/29	419,000	431,221
144A,9.475%, 7/24/30	160,000	158,097

(Cost $2,364,574)		2,402,226

Communications — 17.6%
Advertising — 1.4%
Clear Channel Outdoor Holdings, Inc.
144A,7.75%, 4/15/28 (a)	324,000	315,433
144A,7.50%, 6/1/29 (a)	361,000	335,912
144A,7.875%, 4/1/30	236,000	246,011
Lamar Media Corp.
3.75%, 2/15/28	155,000	150,822
4.00%, 2/15/30	200,000	190,277
Neptune Bidco US, Inc.,144A,9.29%, 4/15/29	863,000	858,797
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27	282,000	279,910

See Notes to Financial Statements.

28 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
144A,4.25%, 1/15/29	182,000	175,061
144A,4.625%, 3/15/30	136,000	129,885
Stagwell Global LLC, 144A,5.625%, 8/15/29	375,000	361,998

(Cost $2,936,567)		3,044,106

Internet — 1.8%
Arches Buyer, Inc.
144A,4.25%, 6/1/28	343,000	333,820
144A,6.125%, 12/1/28	156,000	151,426
Cogent Communications Group LLC / Cogent Finance, Inc., 144A,7.00%, 6/15/27	160,000	159,557
Gen Digital, Inc.,144A,6.75%, 9/30/27	246,000	250,573
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	162,000	161,498
144A,3.50%, 3/1/29	272,000	257,913
ION Trading Technologies SARL
144A,5.75%, 5/15/28	175,000	169,893
144A,9.50%, 5/30/29	230,000	240,721
Match Group Holdings II LLC
144A,5.00%, 12/15/27	179,000	178,165
144A,4.625%, 6/1/28	194,000	191,197
144A,4.125%, 8/1/30	150,000	141,351
Newfold Digital Holdings Group, Inc.,144A,11.75%, 10/15/28	170,000	112,625
Rakuten Group, Inc.
144A,11.25%, 2/15/27	596,000	644,959
144A,9.75%, 4/15/29	659,000	735,868
Wayfair LLC,144A,7.25%, 10/31/29	258,000	263,709

(Cost $3,929,573)		3,993,275

Media — 9.9%
AMC Networks, Inc.,144A,10.25%, 1/15/29	289,000	301,022
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.50%, 5/1/26	217,000	217,358
144A,5.125%, 5/1/27	1,084,000	1,079,214
144A,5.00%, 2/1/28	803,000	796,962
144A,5.375%, 6/1/29	459,000	455,722
144A,6.375%, 9/1/29	448,000	455,124
144A,4.75%, 3/1/30	1,099,000	1,056,901
144A,4.50%, 8/15/30	860,000	814,631
CSC Holdings LLC
144A,5.50%, 4/15/27	428,000	411,931
144A,5.375%, 2/1/28	309,000	283,865
144A,7.50%, 4/1/28	347,000	279,798
144A,11.25%, 5/15/28	351,000	351,113
144A,11.75%, 1/31/29	679,000	623,229
144A,6.50%, 2/1/29	579,000	456,870
144A,5.75%, 1/15/30	730,000	343,702

	Principal Amount $	Value $
Directv Financing LLC,144A,8.875%, 2/1/30	236,000	234,444
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.,144A,5.875%, 8/15/27	1,166,000	1,161,067
Discovery Communications LLC
3.95%, 3/20/28	380,000	367,578
4.125%, 5/15/29	250,000	236,985
3.625%, 5/15/30	290,000	261,803
DISH DBS Corp.
144A,5.25%, 12/1/26	845,000	820,379
144A,5.75%, 12/1/28	785,000	739,406
5.125%, 6/1/29	515,000	425,599
DISH Network Corp.,144A,11.75%, 11/15/27	1,215,000	1,285,341
EW Scripps (The) Co.,144A,9.875%, 8/15/30	247,000	232,429
Gray Media, Inc.,144A,10.50%, 7/15/29 (a)	388,000	422,624
iHeartCommunications, Inc.
144A,9.125%, 5/1/29	220,000	189,318
144A,10.875%, 5/1/30	238,000	141,035
144A,7.75%, 8/15/30	210,000	167,413
LCPR Senior Secured Financing DAC
144A,6.75%, 10/15/27	371,000	231,690
144A,5.125%, 7/15/29	282,000	162,426
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	264,000	265,551
144A,8.00%, 8/1/29	215,000	219,515
Nexstar Media, Inc.
144A,5.625%, 7/15/27	542,000	541,751
144A,4.75%, 11/1/28 (a)	380,000	373,253
Sinclair Television Group, Inc.,144A,5.50%, 3/1/30 (a)	167,000	138,192
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	341,000	339,106
144A,5.00%, 8/1/27	446,000	444,266
144A,4.00%, 7/15/28	642,000	620,014
144A,5.50%, 7/1/29 (a)	401,000	400,678
144A,4.125%, 7/1/30	505,000	469,883
TEGNA, Inc.
4.625%, 3/15/28	341,000	339,453
5.00%, 9/15/29	335,000	335,557
Univision Communications, Inc.
144A,8.00%, 8/15/28	562,000	583,748
144A,4.50%, 5/1/29	323,000	303,199
144A,7.375%, 6/30/30	260,000	261,626
Virgin Media Finance PLC,144A,5.00%, 7/15/30	328,000	300,308
Virgin Media Secured Finance PLC
144A,5.50%, 5/15/29	442,000	435,508
144A,4.50%, 8/15/30	285,000	267,734

See Notes to Financial Statements.

DBX ETF Trust | 29

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
VTR Finance NV,144A,6.375%, 7/15/28	132,000	129,063
Ziggo Bond Co. BV,144A,5.125%, 2/28/30	156,000	137,855
Ziggo BV,144A,4.875%, 1/15/30	354,000	332,571

(Cost $22,079,422)		22,245,810

Telecommunications — 4.5%
Altice Financing SA
144A,5.00%, 1/15/28	405,000	331,112
144A,5.75%, 8/15/29	672,000	533,333
CommScope LLC
144A,8.25%, 3/1/27 (a)	308,000	311,887
144A,7.125%, 7/1/28	199,000	199,796
144A,4.75%, 9/1/29	303,000	299,743
CommScope Technologies LLC,144A,5.00%, 3/15/27	293,000	290,226
Connect Finco SARL / Connect US Finco LLC,144A,9.00%, 9/15/29	590,000	615,417
EchoStar Corp.,10.75%, 11/30/29	1,789,000	1,927,048
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	377,000	377,151
144A,5.00%, 5/1/28	562,000	560,917
144A,6.75%, 5/1/29	356,000	359,708
5.875%, 11/1/29	220,000	222,066
144A,6.00%, 1/15/30 (a)	302,000	305,555
144A,8.75%, 5/15/30	395,000	413,142
Hughes Satellite Systems Corp.
5.25%, 8/1/26	300,000	290,995
6.625%, 8/1/26	261,000	241,821
Level 3 Financing, Inc.
144A,4.875%, 6/15/29	196,000	183,750
144A,4.50%, 4/1/30	240,000	216,600
Lumen Technologies, Inc., 144A,4.125%, 4/15/30	252,000	248,220
Maya SAS/Paris France,144A,7.00%, 10/15/28	316,000	321,799
Millicom International Cellular SA
144A,5.125%, 1/15/28	100,800	99,969
144A,6.25%, 3/25/29	228,600	229,298
Viasat, Inc.
144A,5.625%, 4/15/27	247,000	246,641
144A,6.50%, 7/15/28	185,000	180,249
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27	505,000	488,910
144A,6.125%, 3/1/28	356,000	331,009
Zegona Finance PLC,144A,8.625%, 7/15/29	279,000	297,216

(Cost $9,737,724)		10,123,578

	Principal Amount $	Value $

Consumer, Cyclical — 17.1%
Airlines — 0.4%
Air Canada,144A,3.875%, 8/15/26	382,000	377,632
American Airlines, Inc.
144A,7.25%, 2/15/28	214,000	219,684
144A,8.50%, 5/15/29 (a)	365,000	382,729

(Cost $971,839)		980,045

Apparel — 0.4%
Under Armour, Inc.
3.25%, 6/15/26	258,000	254,818
144A,7.25%, 7/15/30	133,000	133,126
VF Corp.
2.80%, 4/23/27	175,000	169,092
2.95%, 4/23/30	237,000	206,937

(Cost $757,884)		763,973

Auto Manufacturers — 1.5%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	171,000	169,646
144A,5.875%, 6/1/29	153,000	154,290
Aston Martin Capital Holdings Ltd.,144A,10.00%, 3/31/29	343,000	333,952
Nissan Motor Acceptance Co. LLC
144A,2.00%, 3/9/26	259,000	254,124
144A,1.85%, 9/16/26	244,000	234,813
144A,5.30%, 9/13/27	173,000	172,250
144A,2.75%, 3/9/28	200,000	186,487
144A,7.05%, 9/15/28	225,000	232,960
Nissan Motor Co. Ltd.
144A,3.522%, 9/17/25	520,000	520,432
144A,4.345%, 9/17/27	824,000	806,080
144A,7.50%, 7/17/30	327,000	341,876

(Cost $3,403,295)		3,406,910

Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd.,144A,7.00%, 4/15/28	163,000	168,060
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	183,000	184,342
6.875%, 7/1/28 (a)	121,000	121,129
5.00%, 10/1/29	184,000	173,842
Clarios Global LP / Clarios US Finance Co.
144A,8.50%, 5/15/27	321,000	322,952
144A,6.75%, 5/15/28	324,000	331,434
144A,6.75%, 2/15/30	283,000	293,427
Dana, Inc.
5.375%, 11/15/27	139,000	138,873
5.625%, 6/15/28	171,000	171,021
Dornoch Debt Merger Sub, Inc.,144A,6.625%, 10/15/29	221,000	192,077

See Notes to Financial Statements.

30 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Forvia SE,144A,8.00%, 6/15/30 (a)	152,000	160,479
Goodyear Tire & Rubber Co.
4.875%, 3/15/27	245,000	243,425
5.00%, 7/15/29	292,000	283,328
6.625%, 7/15/30	120,000	122,174
Tenneco, Inc.,144A,8.00%, 11/17/28	651,000	651,432
ZF North America Capital, Inc.
144A,6.875%, 4/14/28	195,000	197,659
144A,7.125%, 4/14/30	190,000	189,310
144A,6.75%, 4/23/30	282,000	275,233

(Cost $4,110,735)		4,220,197

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.
144A,4.00%, 1/15/28	198,000	193,842
144A,3.875%, 11/15/29	166,000	157,572
RB Global Holdings, Inc., 144A,6.75%, 3/15/28	178,000	182,411

(Cost $527,592)		533,825

Entertainment — 3.0%
Allwyn Entertainment Financing UK PLC,144A,7.875%, 4/30/29	217,000	226,153
Brightstar Lottery PLC
144A,6.25%, 1/15/27	234,000	236,494
144A,5.25%, 1/15/29	268,000	266,690
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29 (a)	404,000	385,524
144A,7.00%, 2/15/30	610,000	631,193
Churchill Downs, Inc.
144A,5.50%, 4/1/27	237,000	237,030
144A,4.75%, 1/15/28	230,000	227,670
144A,5.75%, 4/1/30	372,000	372,291
Cinemark USA, Inc.,144A,5.25%, 7/15/28	241,000	239,681
Great Canadian Gaming Corp./ Raptor LLC,144A,8.75%, 11/15/29	180,000	171,934
Light & Wonder International, Inc.
144A,7.00%, 5/15/28	186,000	186,744
144A,7.25%, 11/15/29	159,000	163,218
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27	379,000	383,212
144A,4.75%, 10/15/27	298,000	295,705
144A,3.75%, 1/15/28	157,000	153,094
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC,144A,8.25%, 4/15/30	253,000	261,626
Motion Bondco DAC,144A,6.625%, 11/15/27	153,000	144,309

	Principal Amount $	Value $
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.,144A,8.00%, 8/1/30	132,000	133,061
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.,144A,5.625%, 9/1/29 (a)	245,000	143,019
Six Flags Entertainment Corp., 144A,5.50%, 4/15/27	216,000	215,561
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.
5.375%, 4/15/27	156,000	155,351
5.25%, 7/15/29	150,000	145,336
Vail Resorts, Inc.,144A,5.625%, 7/15/30	164,000	166,289
Warnermedia Holdings, Inc.
3.755%, 3/15/27	380,000	374,556
4.054%, 3/15/29	452,000	429,755
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,144A,5.125%, 10/1/29	256,000	255,671

(Cost $6,581,233)		6,601,167

Food Service — 0.3%
Aramark Services, Inc.,144A,5.00%, 2/1/28	352,000	349,734
TKC Holdings, Inc.
144A,6.875%, 5/15/28	173,000	174,047
144A,10.50%, 5/15/29	207,000	211,619

(Cost $722,422)		735,400

Home Builders — 0.8%
Ashton Woods USA LLC / Ashton Woods Finance Co.,144A,4.625%, 4/1/30	159,000	150,145
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	192,000	191,394
144A,4.875%, 2/15/30	154,000	141,390
Century Communities, Inc.
6.75%, 6/1/27	233,000	233,635
144A,3.875%, 8/15/29	145,000	135,179
LGI Homes, Inc.,144A,8.75%, 12/15/28	153,000	160,360
Mattamy Group Corp.
144A,5.25%, 12/15/27	150,000	149,597
144A,4.625%, 3/1/30	195,000	186,931
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	137,000	138,333
144A,5.75%, 1/15/28	135,000	136,794
144A,5.125%, 8/1/30	180,000	179,605

(Cost $1,780,845)		1,803,363

See Notes to Financial Statements.

DBX ETF Trust | 31

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $

Home Furnishings — 0.3%
Somnigroup International, Inc.,144A,4.00%, 4/15/29	248,000	238,625
Whirlpool Corp.
4.75%, 2/26/29	217,000	214,404
6.125%, 6/15/30	216,000	218,571

(Cost $660,466)		671,600

Housewares — 0.6%
Cd&r Smokey Buyer, Inc. / Radio Systems Corp.,144A,9.50%, 10/15/29	256,000	195,346
Newell Brands, Inc.
6.375%, 9/15/27	185,000	187,623
144A,8.50%, 6/1/28	400,000	423,290
6.625%, 9/15/29	206,000	207,387
6.375%, 5/15/30	210,000	207,633
Scotts Miracle-Gro Co.,4.50%, 10/15/29	130,000	125,714

(Cost $1,369,356)		1,346,993

Leisure Time — 1.1%
Carnival Corp.
144A,6.00%, 5/1/29	661,000	669,984
144A,5.75%, 3/15/30	334,000	342,626
NCL Corp. Ltd.
144A,5.875%, 2/15/27	323,000	323,881
144A,8.125%, 1/15/29	270,000	284,100
144A,7.75%, 2/15/29	192,000	205,224
Sabre GLBL, Inc.
144A,10.75%, 11/15/29	276,000	267,856
144A,11.125%, 7/15/30	435,000	426,887

(Cost $2,537,549)		2,520,558

Lodging — 2.3%
Boyd Gaming Corp.,4.75%, 12/1/27	309,000	306,772
Hilton Domestic Operating Co., Inc.
144A,5.75%, 5/1/28	196,000	196,482
144A,5.875%, 4/1/29	178,000	181,375
144A,3.75%, 5/1/29	267,000	256,231
4.875%, 1/15/30	317,000	316,325
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 144A,5.00%, 6/1/29	273,000	264,211
Marriott Ownership Resorts, Inc.,144A,4.50%, 6/15/29 (a)	165,000	159,568
Melco Resorts Finance Ltd.
144A,5.25%, 4/26/26	135,000	134,986
144A,5.625%, 7/17/27	192,000	192,137
144A,5.75%, 7/21/28	358,000	355,210
144A,5.375%, 12/4/29	383,000	370,435
MGM Resorts International
4.625%, 9/1/26	193,000	191,851

	Principal Amount $	Value $
5.50%, 4/15/27	250,000	251,580
4.75%, 10/15/28	239,000	238,043
6.125%, 9/15/29	239,000	244,254
Station Casinos LLC,144A,4.50%, 2/15/28	264,000	260,379
Studio City Finance Ltd.
144A,6.50%, 1/15/28	237,000	236,433
144A,5.00%, 1/15/29	295,000	279,805
Travel + Leisure Co.
144A,6.625%, 7/31/26	200,000	201,797
6.00%, 4/1/27	132,000	133,810
144A,4.50%, 12/1/29	221,000	214,227
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,144A,5.25%, 5/15/27	250,000	250,323

(Cost $5,118,373)		5,236,234

Retail — 4.3%
1011778 BC ULC / New Red Finance, Inc.
144A,3.875%, 1/15/28	513,000	499,777
144A,4.375%, 1/15/28	285,000	280,561
144A,3.50%, 2/15/29	236,000	224,749
144A,6.125%, 6/15/29	427,000	437,784
144A,5.625%, 9/15/29	114,000	115,499
Advance Auto Parts, Inc.
3.90%, 4/15/30	182,000	168,008
144A,7.00%, 8/1/30	300,000	308,048
Asbury Automotive Group, Inc.
4.50%, 3/1/28	129,000	127,571
144A,4.625%, 11/15/29	283,000	275,498
4.75%, 3/1/30	140,000	136,830
Bath & Body Works, Inc.
5.25%, 2/1/28	149,000	149,890
7.50%, 6/15/29	150,000	154,606
EG Global Finance PLC,144A,12.00%, 11/30/28	391,000	432,274
Ferrellgas LP / Ferrellgas Finance Corp.
144A,5.375%, 4/1/26	240,000	237,005
144A,5.875%, 4/1/29	277,000	256,629
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A,4.625%, 1/15/29	310,000	296,548
144A,6.75%, 1/15/30	417,000	392,514
FirstCash, Inc.
144A,4.625%, 9/1/28	174,000	170,974
144A,5.625%, 1/1/30	207,000	206,803
Gap, Inc.,144A,3.625%, 10/1/29	264,000	247,824
Global Auto Holdings Ltd. / AAG FH UK Ltd.,144A,8.375%, 1/15/29	171,000	158,982

See Notes to Financial Statements.

32 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28	226,000	219,446
144A,6.375%, 1/15/30	164,000	168,345
LBM Acquisition LLC, 144A,6.25%, 1/15/29	239,000	219,505
LCM Investments Holdings II LLC, 144A,4.875%, 5/1/29	338,000	332,133
Lithia Motors, Inc.
144A,4.625%, 12/15/27	120,000	118,987
144A,3.875%, 6/1/29	256,000	245,635
Michaels Cos., Inc.
144A,5.25%, 5/1/28	262,000	208,086
144A,7.875%, 5/1/29	331,000	226,054
Murphy Oil USA, Inc.,4.75%, 9/15/29	164,000	161,433
Nordstrom, Inc.,4.375%, 4/1/30	157,000	145,372
Penske Automotive Group, Inc.
3.50%, 9/1/25	212,000	212,000
3.75%, 6/15/29	156,000	148,861
QVC, Inc.,144A,6.875%, 4/15/29	201,000	97,665
Sonic Automotive, Inc.,144A,4.625%, 11/15/29 (a)	210,000	204,285
Staples, Inc.
144A,10.75%, 9/1/29	755,000	726,687
144A,12.75%, 1/15/30	305,000	218,625
Victra Holdings LLC / Victra Finance Corp., 144A,8.75%, 9/15/29 (a)	124,000	130,025
White Cap Buyer LLC,144A,6.875%, 10/15/28 (a)	245,000	244,973
Yum! Brands, Inc.,144A,4.75%, 1/15/30	279,000	276,946

(Cost $9,537,412)		9,583,437

Consumer, Non-cyclical — 17.0%
Agriculture — 0.2%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27	169,000	168,741
144A,6.00%, 6/15/30	310,000	313,620

(Cost $481,746)		482,361

Beverages — 0.2%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
144A,6.25%, 4/1/29	223,000	224,752
144A,4.375%, 4/30/29	253,000	244,878

(Cost $462,573)		469,630

Commercial Services — 5.2%
ADT Security Corp.,144A,4.125%, 8/1/29	333,000	322,193
Albion Financing 1 Sarl / Aggreko Holdings, Inc.,144A,7.00%, 5/21/30	465,000	480,997

	Principal Amount $	Value $
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A,6.00%, 6/1/29 (a)	331,000	327,587
144A,6.875%, 6/15/30	380,000	391,638
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	309,000	301,797
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,4.75%, 4/1/28 (a)	156,000	151,261
144A,5.375%, 3/1/29	216,000	209,736
144A,8.25%, 1/15/30 (a)	195,000	202,029
Belron UK Finance PLC, 144A,5.75%, 10/15/29	384,000	389,155
Block, Inc.
2.75%, 6/1/26	332,000	326,587
144A,5.625%, 8/15/30	395,000	404,016
Brink’s Co.
144A,4.625%, 10/15/27	190,000	188,501
144A,6.50%, 6/15/29	124,000	127,609
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28	274,000	264,531
144A,4.875%, 7/1/29	306,000	289,348
EquipmentShare.com, Inc.,144A,9.00%, 5/15/28	329,000	348,854
Garda World Security Corp.
144A,4.625%, 2/15/27	162,000	160,957
144A,7.75%, 2/15/28	169,000	174,462
144A,6.00%, 6/1/29	160,000	158,820
GEO Group, Inc.,8.625%, 4/15/29	203,000	214,821
Herc Holdings, Inc.
144A,5.50%, 7/15/27	409,000	408,812
144A,6.625%, 6/15/29	249,000	256,645
144A,7.00%, 6/15/30	552,000	574,863
Hertz Corp. 144A,4.625%, 12/1/26	175,000	162,377
144A,12.625%, 7/15/29 (a)	418,000	434,722
144A,5.00%, 12/1/29 (a)	324,000	233,610
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,3.375%, 8/31/27	332,000	321,926
144A,6.25%, 1/15/28	398,000	398,247
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29	323,000	327,995
144A,10.875%, 8/1/29	166,000	160,256
Service Corp. International
4.625%, 12/15/27	190,000	189,162
5.125%, 6/1/29	259,000	257,700
3.375%, 8/15/30	270,000	249,657
Sotheby’s,144A,7.375%, 10/15/27	247,000	245,516

See Notes to Financial Statements.

DBX ETF Trust | 33

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
United Rentals North America, Inc.
5.50%, 5/15/27	179,000	178,980
3.875%, 11/15/27	251,000	246,891
4.875%, 1/15/28	522,000	519,447
5.25%, 1/15/30	254,000	254,929
4.00%, 7/15/30	250,000	238,945
Williams Scotsman, Inc.
144A,4.625%, 8/15/28	134,000	131,950
144A,6.625%, 6/15/29	166,000	170,190
144A,6.625%, 4/15/30	182,000	188,525

(Cost $11,430,806)		11,586,244

Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co.
144A,5.50%, 6/1/28	178,000	177,279
144A,4.125%, 4/1/29	198,000	188,632
Perrigo Finance Unlimited Co.,4.90%, 6/15/30	255,000	249,715
Prestige Brands, Inc.,144A,5.125%, 1/15/28	153,000	152,129

(Cost $760,734)		767,755

Food — 2.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.25%, 3/15/26	243,000	241,426
144A,4.625%, 1/15/27	459,000	456,580
144A,5.875%, 2/15/28	233,000	233,119
144A,6.50%, 2/15/28	236,000	240,710
144A,3.50%, 3/15/29	473,000	450,154
144A,4.875%, 2/15/30	310,000	305,574
B&G Foods, Inc.
5.25%, 9/15/27 (a)	173,000	165,624
144A,8.00%, 9/15/28	275,000	270,633
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.,144A,9.00%, 2/15/29	317,000	334,108
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28	193,000	192,378
144A,4.125%, 1/31/30	310,000	297,435
Performance Food Group, Inc.
144A,5.50%, 10/15/27	336,000	335,755
144A,4.25%, 8/1/29	330,000	319,806
Post Holdings, Inc.
144A,5.50%, 12/15/29	325,000	324,222
144A,4.625%, 4/15/30	471,000	454,641
US Foods, Inc.
144A,6.875%, 9/15/28	203,000	209,406
144A,4.75%, 2/15/29	312,000	307,534

	Principal Amount $	Value $
144A,4.625%, 6/1/30	137,000	134,012

(Cost $5,204,485)		5,273,117

Healthcare-Products — 2.1%
Avantor Funding, Inc.
144A,4.625%, 7/15/28	536,000	527,859
144A,3.875%, 11/1/29	259,000	246,251
Bausch + Lomb Corp.,144A,8.375%, 10/1/28	447,000	466,176
Hologic, Inc.
144A,4.625%, 2/1/28	117,000	115,948
144A,3.25%, 2/15/29	323,000	308,798
Medline Borrower LP
144A,3.875%, 4/1/29	1,470,000	1,412,482
144A,5.25%, 10/1/29	890,000	881,939
Medline Borrower LP/Medline Co.-Issuer, Inc.,144A,6.25%, 4/1/29	406,000	417,589
Teleflex, Inc.
4.625%, 11/15/27	168,000	166,302
144A,4.25%, 6/1/28	159,000	155,887

(Cost $4,609,295)		4,699,231

Healthcare-Services — 4.2%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28	193,000	192,175
144A,5.00%, 4/15/29	145,000	141,844
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	163,000	159,308
144A,3.75%, 3/15/29	163,000	154,656
CHS/Community Health Systems, Inc.
144A,6.00%, 1/15/29	258,000	248,987
144A,6.875%, 4/15/29 (a)	365,000	290,530
144A,6.125%, 4/1/30	406,000	292,165
144A,5.25%, 5/15/30	550,000	493,499
DaVita, Inc.,144A,4.625%, 6/1/30	906,000	872,908
Encompass Health Corp.
4.50%, 2/1/28	250,000	247,761
4.75%, 2/1/30	252,000	248,589
IQVIA, Inc.
144A,5.00%, 10/15/26	375,000	374,899
144A,5.00%, 5/15/27	316,000	314,923
144A,6.50%, 5/15/30	156,000	161,882
LifePoint Health, Inc.
144A,5.375%, 1/15/29 (a)	149,000	141,720
144A,9.875%, 8/15/30	300,000	325,206
Molina Healthcare, Inc.,144A,4.375%, 6/15/28	255,000	248,687
Prime Healthcare Services, Inc.,144A,9.375%, 9/1/29	493,000	509,185
Team Health Holdings, Inc.,144A,8.375%, 6/30/28	141,000	142,849

See Notes to Financial Statements.

34 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Tenet Healthcare Corp.
6.25%, 2/1/27	394,000	394,504
5.125%, 11/1/27	489,000	487,898
4.625%, 6/15/28	211,000	208,772
6.125%, 10/1/28	913,000	914,230
4.25%, 6/1/29	436,000	424,766
4.375%, 1/15/30	498,000	483,929
6.125%, 6/15/30	654,000	664,828
US Acute Care Solutions LLC,144A,9.75%, 5/15/29	335,000	344,204

(Cost $9,374,491)		9,484,904

Pharmaceuticals — 2.4%
AdaptHealth LLC
144A,4.625%, 8/1/29	171,000	161,829
144A,5.125%, 3/1/30	195,000	186,165
Bausch Health Americas, Inc.,144A,8.50%, 1/31/27	237,000	236,630
Bausch Health Cos., Inc.
144A,5.00%, 1/30/28	102,000	88,971
144A,4.875%, 6/1/28	514,000	464,391
144A,11.00%, 9/30/28	663,000	695,941
144A,5.00%, 2/15/29	150,000	115,159
144A,6.25%, 2/15/29 (a)	293,000	230,737
144A,5.25%, 1/30/30	210,000	153,102
Grifols SA,144A,4.75%, 10/15/28	227,000	220,166
HLF Financing Sarl LLC / Herbalife International, Inc.
144A,12.25%, 4/15/29	246,000	268,147
144A,4.875%, 6/1/29	203,000	178,758
Jazz Securities DAC,144A,4.375%, 1/15/29	482,000	472,156
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144A,4.125%, 4/30/28	713,000	683,326
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)	162,000	137,748
144A,6.625%, 4/1/30 (a)	176,000	152,823
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	535,000	524,754
6.75%, 3/1/28	422,000	438,246

(Cost $5,013,523)		5,409,049

Energy — 9.3%
Oil & Gas — 4.6%
Aethon United BR LP / Aethon United Finance Corp.,144A,7.50%, 10/1/29	302,000	315,219
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,144A,5.875%, 6/30/29	165,000	164,723
Baytex Energy Corp.,144A,8.50%, 4/30/30	250,000	255,408
California Resources Corp., 144A,8.25%, 6/15/29	288,000	297,800

	Principal Amount $	Value $
Civitas Resources, Inc.
144A,5.00%, 10/15/26	131,000	130,726
144A,8.375%, 7/1/28	419,000	435,662
CNX Resources Corp.,144A,6.00%, 1/15/29	135,000	135,382
Comstock Resources, Inc.
144A,6.75%, 3/1/29	389,000	383,817
144A,6.75%, 3/1/29	145,000	142,848
144A,5.875%, 1/15/30	324,000	304,319
Crescent Energy Finance LLC, 144A,9.25%, 2/15/28	154,000	160,350
CVR Energy, Inc.
144A,5.75%, 2/15/28	103,000	100,457
144A,8.50%, 1/15/29	205,000	207,362
Energean PLC,144A,6.50%, 4/30/27	150,000	148,673
Hilcorp Energy I LP / Hilcorp Finance Co.
144A,6.25%, 11/1/28	152,000	152,894
144A,5.75%, 2/1/29	199,000	196,566
144A,6.00%, 4/15/30	185,000	183,202
Ithaca Energy North Sea PLC,144A,8.125%, 10/15/29	233,000	243,079
Kosmos Energy Ltd.,144A,7.50%, 3/1/28	134,000	112,685
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27	225,000	224,888
144A,REGS, 6.75%, 6/30/30	170,708	169,705
Matador Resources Co.,144A,6.875%, 4/15/28	153,000	156,647
Medco Maple Tree Pte Ltd.,144A,8.96%, 4/27/29	168,000	176,075
Noble Finance II LLC,144A,8.00%, 4/15/30	465,000	481,844
Northern Oil & Gas, Inc.,144A,8.125%, 3/1/28	294,000	296,411
Parkland Corp.
144A,5.875%, 7/15/27	167,000	166,999
144A,4.50%, 10/1/29	285,000	276,949
144A,4.625%, 5/1/30	255,000	246,985
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/28	272,000	267,411
144A,9.875%, 3/15/30	267,000	275,879
Permian Resources Operating LLC,144A,5.875%, 7/1/29	227,000	227,210
Puma International Financing SA,144A,7.75%, 4/25/29	196,000	203,239
Range Resources Corp.
8.25%, 1/15/29	185,000	189,973
144A,4.75%, 2/15/30	197,000	192,302
SM Energy Co.
6.75%, 9/15/26	165,000	164,806
6.625%, 1/15/27	104,000	104,142
6.50%, 7/15/28	163,000	164,657

See Notes to Financial Statements.

DBX ETF Trust | 35

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
144A,6.75%, 8/1/29	246,000	248,609
Sunoco LP,144A,7.00%, 5/1/29	188,000	195,353
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	167,000	167,239
144A,7.00%, 9/15/28	206,000	212,955
4.50%, 5/15/29	268,000	261,399
4.50%, 4/30/30	270,000	261,089
Talos Production, Inc.,144A,9.00%, 2/1/29	205,000	211,191
TGNR Intermediate Holdings LLC,144A,5.50%, 10/15/29	207,000	202,226
Transocean, Inc.
144A,8.00%, 2/1/27	286,000	285,728
144A,8.25%, 5/15/29	290,000	280,801

(Cost $10,213,643)		10,383,884

Oil & Gas Services — 0.6%
Archrock Partners LP / Archrock Partners Finance Corp.,144A,6.25%, 4/1/28	252,000	253,001
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	249,000	249,209
144A,7.125%, 3/15/29	296,000	303,625
Weatherford International Ltd.,144A,8.625%, 4/30/30	470,000	482,001

(Cost $1,267,558)		1,287,836

Pipelines — 4.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,5.75%, 3/1/27	233,000	233,089
144A,5.75%, 1/15/28	156,000	156,527
144A,5.375%, 6/15/29	264,000	262,590
Blue Racer Midstream LLC / Blue Racer Finance Corp.,144A,7.00%, 7/15/29	136,000	141,974
Buckeye Partners LP
3.95%, 12/1/26	157,000	155,212
4.125%, 12/1/27	136,000	133,871
144A,4.50%, 3/1/28	164,000	161,526
144A,6.875%, 7/1/29	232,000	240,590
144A,6.75%, 2/1/30	136,000	141,345
Delek Logistics Partners LP / Delek Logistics Finance Corp.,144A,8.625%, 3/15/29	336,000	351,475
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 2/1/28	157,000	158,823
8.25%, 1/15/29	220,000	229,838
8.875%, 4/15/30	180,000	190,624
Harvest Midstream I LP,144A,7.50%, 9/1/28	216,000	218,455

	Principal Amount $	Value $
Hess Midstream Operations LP
144A,5.875%, 3/1/28	250,000	254,347
144A,5.125%, 6/15/28	167,000	166,735
144A,6.50%, 6/1/29	224,000	231,753
144A,4.25%, 2/15/30	236,000	229,312
ITT Holdings LLC,144A,6.50%, 8/1/29	417,000	409,170
New Fortress Energy, Inc.,144A,6.50%, 9/30/26 (a)	159,000	55,787
NFE Financing LLC,144A,12.00%, 11/15/29	901,000	331,879
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A,8.125%, 2/15/29	284,000	289,935
NuStar Logistics LP
6.00%, 6/1/26	247,000	248,429
5.625%, 4/28/27	206,000	207,230
Rockies Express Pipeline LLC,144A,4.95%, 7/15/29	194,000	191,012
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,6.00%, 3/1/27	136,000	135,919
144A,5.50%, 1/15/28	308,000	307,675
144A,7.375%, 2/15/29	233,000	240,217
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	350,000	335,760
144A,6.25%, 1/15/30	312,000	325,100
Venture Global LNG, Inc.
144A,8.125%, 6/1/28	794,000	823,241
144A,9.50%, 2/1/29	937,000	1,030,736
144A,7.00%, 1/15/30 (a)	589,000	607,327

(Cost $9,543,755)		9,197,503

Financial — 14.6%
Banks — 0.2%
Banco Votorantim SA,144A,5.875%, 4/8/28	207,000	211,233
Freedom Mortgage Corp.
144A,6.625%, 1/15/27	144,000	144,467
144A,12.00%, 10/1/28	196,000	209,733

(Cost $551,410)		565,433

Diversified Financial Services — 5.6%
AG Issuer LLC,144A,6.25%, 3/1/28	167,000	167,452
Ally Financial, Inc.,5.75%, 11/20/25	353,000	353,565
Aretec Group, Inc.
144A,7.50%, 4/1/29 (a)	153,000	153,672
144A,10.00%, 8/15/30	230,000	251,337
Azorra Finance Ltd.,144A,7.75%, 4/15/30	169,000	177,547

See Notes to Financial Statements.

36 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Bread Financial Holdings, Inc.,144A,9.75%, 3/15/29	242,000	258,777
Coinbase Global, Inc., 144A,3.375%, 10/1/28	359,000	340,874
Credit Acceptance Corp.
144A,9.25%, 12/15/28	227,000	239,924
144A,6.625%, 3/15/30	179,000	181,651
Encore Capital Group, Inc.
144A,9.25%, 4/1/29	158,000	167,028
144A,8.50%, 5/15/30	163,000	172,373
Enova International, Inc.
144A,11.25%, 12/15/28	141,000	150,438
144A,9.125%, 8/1/29	184,000	194,166
Freedom Mortgage Holdings LLC,144A,9.25%, 2/1/29	362,000	378,602
GGAM Finance Ltd.
144A,7.75%, 5/15/26	132,000	132,557
144A,8.00%, 2/15/27	280,000	287,417
144A,8.00%, 6/15/28	209,000	221,900
144A,6.875%, 4/15/29	150,000	155,626
144A,5.875%, 3/15/30	124,000	125,545
goeasy Ltd.
144A,9.25%, 12/1/28	238,000	250,635
144A,7.625%, 7/1/29	180,000	186,529
144A,6.875%, 5/15/30	146,000	148,350
Jane Street Group / JSG Finance, Inc.,144A,4.50%, 11/15/29	170,000	164,306
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,144A,5.00%, 8/15/28	301,000	292,308
LD Holdings Group LLC,144A,6.125%, 4/1/28 (a)	155,000	136,619
Midcap Financial Issuer Trust
144A,6.50%, 5/1/28	300,000	299,336
144A,5.625%, 1/15/30	140,000	133,302
Nationstar Mortgage Holdings, Inc.
144A,5.00%, 2/1/26	169,000	168,742
144A,6.00%, 1/15/27	224,000	223,729
144A,5.50%, 8/15/28	333,000	332,538
144A,6.50%, 8/1/29	225,000	231,050
Navient Corp.
6.75%, 6/15/26	144,000	145,665
5.00%, 3/15/27	244,000	242,383
4.875%, 3/15/28	152,000	149,180
5.50%, 3/15/29 (a)	277,000	274,061
9.375%, 7/25/30	150,000	165,804
OneMain Finance Corp.
7.125%, 3/15/26	155,000	156,805
3.50%, 1/15/27	224,000	219,360
6.625%, 1/15/28	209,000	214,413
3.875%, 9/15/28	209,000	200,503

	Principal Amount $	Value $
6.625%, 5/15/29	289,000	297,536
5.375%, 11/15/29	265,000	262,189
7.875%, 3/15/30	257,000	272,088
6.125%, 5/15/30	235,000	238,812
PennyMac Financial Services, Inc.
144A,4.25%, 2/15/29	245,000	236,483
144A,7.875%, 12/15/29	228,000	242,482
PRA Group, Inc.,144A,8.875%, 1/31/30	169,000	177,722
Rocket Cos., Inc.,144A,6.125%, 8/1/30	658,000	677,493
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26	357,000	349,675
144A,3.625%, 3/1/29	234,000	223,232
SLM Corp.
3.125%, 11/2/26	129,000	126,560
6.50%, 1/31/30	161,000	168,625
United Wholesale Mortgage LLC
144A,5.50%, 11/15/25	252,000	252,268
144A,5.75%, 6/15/27	192,000	191,919
144A,5.50%, 4/15/29	205,000	202,047
UWM Holdings LLC,144A,6.625%, 2/1/30	250,000	254,132

(Cost $12,422,639)		12,619,332

Insurance — 1.8%
Acrisure LLC / Acrisure Finance, Inc.
144A,8.25%, 2/1/29	310,000	322,594
144A,4.25%, 2/15/29	257,000	248,196
144A,8.50%, 6/15/29	204,000	214,656
144A,6.00%, 8/1/29	130,000	127,533
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
144A,4.25%, 10/15/27	211,000	208,138
144A,6.75%, 10/15/27	323,000	323,977
144A,6.75%, 4/15/28	415,000	423,644
144A,5.875%, 11/1/29	203,000	200,736
AmWINS Group, Inc.,144A,6.375%, 2/15/29	204,000	209,204
HUB International Ltd.
144A,5.625%, 12/1/29	200,000	200,824
144A,7.25%, 6/15/30	1,039,000	1,087,448
Jones Deslauriers Insurance Management, Inc.,144A,8.50%, 3/15/30	233,000	246,610
Ryan Specialty LLC,144A,4.375%, 2/1/30	143,000	138,389

(Cost $3,899,910)		3,951,949

See Notes to Financial Statements.

DBX ETF Trust | 37

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Real Estate — 0.9%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30	215,000	211,849
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29	206,000	191,635
144A,5.25%, 4/15/30	144,000	126,323
144A,9.75%, 4/15/30	145,000	154,154
Cushman & Wakefield US Borrower LLC,144A,6.75%, 5/15/28	220,000	222,308
Howard Hughes Corp.
144A,5.375%, 8/1/28	208,000	207,947
144A,4.125%, 2/1/29	220,000	210,606
Hunt Cos., Inc.,144A,5.25%, 4/15/29	228,000	223,410
Kennedy-Wilson, Inc.
4.75%, 3/1/29	240,000	228,751
4.75%, 2/1/30	166,000	155,738

(Cost $1,844,979)		1,932,721

Real Estate Investment Trusts — 5.3%
Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29	186,000	178,968
Arbor Realty SR, Inc.,144A,7.875%, 7/15/30	164,000	170,814
Blackstone Mortgage Trust, Inc.,144A,7.75%, 12/1/29	162,000	172,869
Brandywine Operating Partnership LP
3.95%, 11/15/27	177,000	172,465
8.875%, 4/12/29	178,000	193,659
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26	273,000	272,988
144A,4.50%, 4/1/27	126,000	123,918
Diversified Healthcare Trust,4.75%, 2/15/28	167,000	157,466
Global Net Lease, Inc.,144A,4.50%, 9/30/28	146,000	142,021
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,144A,3.75%, 12/15/27	178,000	172,774
Hudson Pacific Properties LP
3.95%, 11/1/27	126,000	120,551
4.65%, 4/1/29 (a)	167,000	153,652
3.25%, 1/15/30	133,000	112,641
Iron Mountain, Inc.
144A,4.875%, 9/15/27	376,000	373,834
144A,5.25%, 3/15/28	285,000	284,503
144A,5.00%, 7/15/28	206,000	204,591

	Principal Amount $	Value $
144A,7.00%, 2/15/29	302,000	311,273
144A,4.875%, 9/15/29	342,000	336,383
144A,5.25%, 7/15/30	360,000	356,496
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,4.25%, 2/1/27	139,000	136,810
144A,4.75%, 6/15/29	237,000	231,917
5.50%, 8/1/30	164,000	167,209
Millrose Properties, Inc.,144A,6.375%, 8/1/30	411,000	414,976
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27 (a)	455,000	431,323
4.625%, 8/1/29 (a)	294,000	232,018
Office Properties Income Trust,144A,9.00%, 9/30/29	186,000	127,988
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,5.875%, 10/1/28	299,000	298,926
144A,4.875%, 5/15/29	263,000	256,158
144A,7.00%, 2/1/30	128,000	132,266
Pebblebrook Hotel LP / PEB Finance Corp.,144A,6.375%, 10/15/29	113,000	114,564
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	162,000	161,700
144A,7.25%, 7/15/28	191,000	196,718
144A,4.50%, 2/15/29	150,000	146,695
Rithm Capital Corp.
144A,8.00%, 4/1/29	280,000	286,892
144A,8.00%, 7/15/30	154,000	157,347
RLJ Lodging Trust LP
144A,3.75%, 7/1/26	169,000	166,976
144A,4.00%, 9/15/29	171,000	160,590
SBA Communications Corp.
3.875%, 2/15/27	464,000	456,401
3.125%, 2/1/29	502,000	472,149
Service Properties Trust
4.75%, 10/1/26	173,000	171,532
4.95%, 2/15/27 (a)	126,000	122,457
5.50%, 12/15/27	193,000	190,621
3.95%, 1/15/28 (a)	142,000	132,056
8.375%, 6/15/29	229,000	236,472
4.95%, 10/1/29 (a)	117,000	103,621
4.375%, 2/15/30	136,000	115,826
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26	136,000	134,026
144A,4.375%, 1/15/27	102,000	100,906
144A,7.25%, 4/1/29	210,000	220,333
144A,6.50%, 7/1/30	145,000	150,593

See Notes to Financial Statements.

38 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,144A,6.00%, 1/15/30	228,000	209,798
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	744,000	783,350
144A,4.75%, 4/15/28	177,000	172,846
144A,6.50%, 2/15/29 (a)	366,000	348,924

(Cost $11,717,987)		11,954,850

REITS — 0.1%
Starwood Property Trust, Inc.,144A,6.00%, 4/15/30

(Cost $150,620)	151,000	153,905

Venture Capital — 0.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/26	243,000	243,156
5.25%, 5/15/27	470,000	458,816
9.75%, 1/15/29	206,000	205,042
4.375%, 2/1/29	233,000	196,315
144A,10.00%, 11/15/29	336,000	333,021
9.00%, 6/15/30	260,000	247,919

(Cost $1,696,145)		1,684,269

Industrial — 8.5%
Aerospace/Defense — 1.6%
ATI, Inc.,7.25%, 8/15/30	140,000	147,584
Bombardier, Inc.
144A,6.00%, 2/15/28	241,000	241,431
144A,7.50%, 2/1/29	242,000	252,705
Spirit AeroSystems, Inc.
4.60%, 6/15/28	222,000	221,580
144A,9.375%, 11/30/29	302,000	319,778
TransDigm, Inc.
144A,6.75%, 8/15/28	714,000	734,911
4.625%, 1/15/29	379,000	371,145
144A,6.375%, 3/1/29	896,000	918,474
4.875%, 5/1/29	283,000	278,081

(Cost $3,421,655)		3,485,689

Building Materials — 0.9%
Builders FirstSource, Inc.,144A,5.00%, 3/1/30	171,000	169,237
Camelot Return Merger Sub, Inc.,144A,8.75%, 8/1/28	228,000	219,594
Cornerstone Building Brands, Inc.,144A,9.50%, 8/15/29	175,000	168,591
James Hardie International Finance DAC,144A,5.00%, 1/15/28	101,000	99,811
MIWD Holdco II LLC / MIWD Finance Corp.,144A,5.50%, 2/1/30	165,000	162,614

	Principal Amount $	Value $
Smyrna Ready Mix Concrete LLC,144A,6.00%, 11/1/28	364,000	365,066
Standard Industries, Inc.
144A,4.75%, 1/15/28	310,000	307,306
144A,4.375%, 7/15/30	522,000	500,551

(Cost $1,969,045)		1,992,770

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28	171,000	168,342
144A,4.375%, 3/31/29	249,000	238,629
WESCO Distribution, Inc.
144A,7.25%, 6/15/28	335,000	340,394
144A,6.375%, 3/15/29	289,000	297,909

(Cost $1,026,639)		1,045,274

Electronics — 0.5%
Imola Merger Corp.,144A,4.75%, 5/15/29	634,000	618,495
Sensata Technologies BV,144A,4.00%, 4/15/29	319,000	305,847
Sensata Technologies, Inc.,144A,4.375%, 2/15/30	160,000	154,179

(Cost $1,063,333)		1,078,521

Engineering & Construction — 0.6%
Arcosa, Inc.,144A,4.375%, 4/15/29	140,000	136,037
Brand Industrial Services, Inc.,144A,10.375%, 8/1/30	472,000	463,993
Fluor Corp.,4.25%, 9/15/28	169,000	166,400
HTA Group Ltd./ Mauritius,144A,7.50%, 6/4/29	251,000	260,800
IHS Holding Ltd.
144A,6.25%, 11/29/28	175,000	173,601
144A,7.875%, 5/29/30	181,000	185,096

(Cost $1,361,962)		1,385,927

Environmental Control — 0.6%
GFL Environmental, Inc.
144A,4.00%, 8/1/28	296,000	288,779
144A,4.75%, 6/15/29	225,000	221,548
144A,4.375%, 8/15/29	176,000	171,320
Madison IAQ LLC
144A,4.125%, 6/30/28	214,000	208,222
144A,5.875%, 6/30/29	365,000	361,649

(Cost $1,223,985)		1,251,518

Machinery-Construction & Mining — 0.1%
Terex Corp.,144A,5.00%, 5/15/29

(Cost $202,545)	209,000	205,735

See Notes to Financial Statements.

DBX ETF Trust | 39

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Machinery-Diversified — 0.5%
Husky Injection Molding Systems Ltd. / Titan Co.- Borrower LLC,144A,9.00%, 2/15/29	321,000	337,239
Maxim Crane Works Holdings Capital LLC,144A,11.50%, 9/1/28	169,000	178,794
SPX FLOW, Inc.,144A,8.75%, 4/1/30	200,000	207,976
TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	516,000	514,887

(Cost $1,218,262)		1,238,896

Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.,144A,6.125%, 3/15/30	322,000	331,634
Trinity Industries, Inc.,144A,7.75%, 7/15/28	215,000	222,463

(Cost $547,899)		554,097

Packaging & Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	527,000	527,437
144A,3.25%, 9/1/28	231,000	218,504
144A,4.00%, 9/1/29	396,000	363,702
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,5.25%, 8/15/27	310,000	136,880
144A,5.25%, 8/15/27	265,000	117,011
Ball Corp.
6.875%, 3/15/28	250,000	255,366
6.00%, 6/15/29	316,000	324,553
2.875%, 8/15/30	427,000	386,583
Canpack SA / Canpack US LLC,144A,3.875%, 11/15/29	246,000	231,916
Clydesdale Acquisition Holdings, Inc., 144A,6.875%, 1/15/30	155,000	159,549
Crown Americas LLC,5.25%, 4/1/30	162,000	164,251
Graphic Packaging International LLC
144A,3.50%, 3/15/28	191,000	184,014
144A,3.75%, 2/1/30	128,000	120,281
LABL, Inc.
144A,5.875%, 11/1/28	155,000	123,218
144A,8.25%, 11/1/29 (a)	158,000	102,816
Mauser Packaging Solutions Holding Co.
144A,7.875%, 4/15/27	871,000	882,456
144A,9.25%, 4/15/27	472,000	470,296
OI European Group BV, 144A,4.75%, 2/15/30	153,000	144,834

	Principal Amount $	Value $
Owens-Brockway Glass Container, Inc.,144A,6.625%, 5/13/27	232,000	232,001
Sealed Air Corp.
144A,4.00%, 12/1/27	115,000	112,666
144A,6.125%, 2/1/28	310,000	314,668
144A,5.00%, 4/15/29	105,000	104,228
Silgan Holdings, Inc.,4.125%, 2/1/28	219,000	213,280
Trivium Packaging Finance BV,144A,8.25%, 7/15/30	180,000	191,354

(Cost $6,228,333)		6,081,864

Transportation — 0.2%
Brightline East LLC,144A,11.00%, 1/31/30 (a)	369,000	212,358
Seaspan Corp.,144A,5.50%, 8/1/29	244,000	231,558

(Cost $556,891)		443,916

Trucking & Leasing — 0.1%
FTAI Aviation Investors LLC,144A,5.50%, 5/1/28

(Cost $302,759)	312,000	312,084

Technology — 5.4%
Computers — 1.1%
CA Magnum Holdings,144A,5.375%, 10/31/26	384,000	382,555
McAfee Corp.,144A,7.375%, 2/15/30 (a)	659,000	609,328
NCR Atleos Corp.,144A,9.50%, 4/1/29	443,000	480,638
NCR Voyix Corp.
144A,5.00%, 10/1/28	175,000	172,688
144A,5.125%, 4/15/29	167,000	165,066
Seagate Data Storage Technology Pte Ltd.
144A,4.091%, 6/1/29	162,000	154,174
144A,8.25%, 12/15/29	188,000	200,162
144A,5.875%, 7/15/30	100,000	101,450
Western Digital Corp.,4.75%, 2/15/26	174,000	173,828

(Cost $2,444,475)		2,439,889

Office/Business Equipment — 0.1%
Xerox Holdings Corp.
144A,5.50%, 8/15/28	246,000	160,240
144A,8.875%, 11/30/29 (a)	166,000	101,727

(Cost $344,954)		261,967

Semiconductors — 0.9%
ams-OSRAM AG,144A,12.25%, 3/30/29	247,000	268,718
Entegris, Inc.
144A,4.375%, 4/15/28	154,000	149,882

See Notes to Financial Statements.

40 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
144A,4.75%, 4/15/29	435,000	429,115
144A,3.625%, 5/1/29	193,000	182,122
144A,5.95%, 6/15/30	292,000	296,003
Kioxia Holdings Corp.,144A,6.25%, 7/24/30	368,000	368,612
ON Semiconductor Corp.,144A,3.875%, 9/1/28	257,000	249,973

(Cost $1,914,480)		1,944,425

Software — 3.3%
AthenaHealth Group, Inc.,144A,6.50%, 2/15/30	776,000	761,921
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.,144A,8.00%, 6/15/29	253,000	220,190
Central Parent, Inc. / CDK Global, Inc.,144A,7.25%, 6/15/29	244,000	206,416
Cloud Software Group, Inc.
144A,6.50%, 3/31/29	1,253,000	1,267,775
144A,9.00%, 9/30/29	1,326,000	1,383,694
CoreWeave, Inc.,144A,9.25%, 6/1/30	662,000	665,072
Fair Isaac Corp.
144A,5.25%, 5/15/26	130,000	130,243
144A,4.00%, 6/15/28	313,000	305,183
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL, 144A,8.75%, 5/1/29	232,000	238,292
Open Text Corp.
144A,3.875%, 2/15/28	241,000	234,425
144A,3.875%, 12/1/29	312,000	294,343
Open Text Holdings, Inc.,144A,4.125%, 2/15/30	262,000	247,551
ROBLOX Corp.,144A,3.875%, 5/1/30	316,000	300,693
Rocket Software, Inc.
144A,9.00%, 11/28/28	280,000	288,533
144A,6.50%, 2/15/29	183,000	176,229
SS&C Technologies, Inc.,144A,5.50%, 9/30/27	594,000	594,603
Twilio, Inc.,3.625%, 3/15/29	149,000	142,366

(Cost $7,392,977)		7,457,529

Utilities — 3.0%
Electric — 2.7%
Calpine Corp.
144A,4.50%, 2/15/28	444,000	440,020
144A,5.125%, 3/15/28	441,000	440,952
144A,4.625%, 2/1/29	211,000	208,619
Clearway Energy Operating LLC,144A,4.75%, 3/15/28	326,000	322,571
Continuum Energy Aura Pte Ltd.,144A,9.50%, 2/24/27	151,000	155,938
ContourGlobal Power Holdings SA,144A,6.75%, 2/28/30	159,000	164,366

	Principal Amount $	Value $
NRG Energy, Inc.
5.75%, 1/15/28	310,000	311,176
144A,3.375%, 2/15/29	146,000	138,429
144A,5.25%, 6/15/29	280,000	279,347
144A,5.75%, 7/15/29	215,000	215,992
PG&E Corp.
5.00%, 7/1/28	292,000	288,857
5.25%, 7/1/30	355,000	346,194
Pike Corp.,144A,5.50%, 9/1/28	224,000	224,232
Talen Energy Supply LLC,144A,8.625%, 6/1/30	372,000	397,495
TransAlta Corp.,7.75%, 11/15/29	132,000	137,323
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	224,000	223,813
144A,5.625%, 2/15/27	448,000	448,461
144A,5.00%, 7/31/27	411,000	410,147
144A,4.375%, 5/1/29	400,000	391,213
XPLR Infrastructure Operating Partners LP
144A,3.875%, 10/15/26	174,000	170,608
144A,4.50%, 9/15/27	148,000	145,255
144A,7.25%, 1/15/29 (a)	256,000	261,640

(Cost $6,036,094)		6,122,648

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 5/20/27	253,000	252,644
144A,9.375%, 6/1/28	138,000	142,529
144A,9.50%, 6/1/30	165,000	172,958

(Cost $560,072)		568,131

TOTAL CORPORATE BONDS

(Cost $216,753,021)		219,143,446

	Number of Shares
SECURITIES LENDING COLLATERAL — 3.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (b)(c)

(Cost $8,751,783)	8,751,783	8,751,783

CASH EQUIVALENTS — 2.6%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)

(Cost $5,758,661)	5,758,661	5,758,661

See Notes to Financial Statements.

DBX ETF Trust | 41

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2025

	Number of Shares	Value $
TOTAL INVESTMENTS — 104.1%
(Cost $231,263,465)		233,653,890
Other assets and liabilities, net — (4.1%)		(9,189,805)

NET ASSETS — 100.0%		224,464,085

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
SECURITIES LENDING COLLATERAL — 3.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (b)(c)
4,160,683	4,591,100	(d)	—	—	—	107,801	—	8,751,783	8,751,783
CASH EQUIVALENTS — 2.6%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)
1,306,482	34,031,607		(29,579,428)	—	—	87,323	—	5,758,661	5,758,661
5,467,165	38,622,707		(29,579,428)	—	—	195,124	—	14,510,444	14,510,444

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $8,563,167, which is 3.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$219,143,446	$—	$219,143,446
Short-Term Investments (a)	14,510,444	—	—	14,510,444

TOTAL	$14,510,444	$219,143,446	$—	$233,653,890

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

42 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF

August 31, 2025

	Principal Amount $	Value $

CORPORATE BONDS — 97.8%
Basic Materials — 6.7%
Aerospace/Defense — 0.1%
ATI, Inc.
5.875%, 12/1/27	264,000	263,619
4.875%, 10/1/29	320,000	313,487
5.125%, 10/1/31	345,000	336,726

(Cost $880,802)		913,832

Chemicals — 3.6%
Ashland, Inc.
144A,3.375%, 9/1/31	443,000	395,142
6.875%, 5/15/43	277,000	290,674
Avient Corp.
144A,7.125%, 8/1/30	714,000	737,653
144A,6.25%, 11/1/31	730,000	743,515
Axalta Coating Systems Dutch Holding B BV,144A,7.25%, 2/15/31	492,000	517,784
Axalta Coating Systems LLC,144A,3.375%, 2/15/29	829,000	783,140
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV,144A,4.75%, 6/15/27	492,000	489,761
Celanese US Holdings LLC
6.665%, 7/15/27	1,477,000	1,519,815
6.85%, 11/15/28	1,014,000	1,056,777
6.83%, 7/15/29	738,000	768,331
6.50%, 4/15/30 (a)	709,000	715,394
7.05%, 11/15/30	1,004,000	1,043,906
6.879%, 7/15/32	1,034,000	1,068,088
6.75%, 4/15/33 (a)	1,083,000	1,090,488
7.20%, 11/15/33	1,034,000	1,075,891
Cerdia Finanz GMBH,144A,9.375%, 10/3/31	886,000	937,636
Chemours Co.
5.375%, 5/15/27	667,000	664,539
144A,5.75%, 11/15/28	800,000	770,330
144A,4.625%, 11/15/29	631,000	563,449
Chemours (The) Co., 144A,8.00%, 1/15/33	591,000	578,126
Consolidated Energy Finance SA
144A,5.625%, 10/15/28	517,000	433,657
144A,12.00%, 2/15/31	600,000	551,450
CVR Partners LP / CVR Nitrogen Finance Corp.,144A,6.125%, 6/15/28	521,000	520,281
Element Solutions, Inc.,144A,3.875%, 9/1/28	787,000	762,876
FMC Corp.,8.45%, 11/1/55	738,000	771,051
HB Fuller Co.
4.00%, 2/15/27	295,000	291,023

	Principal Amount $	Value $
4.25%, 10/15/28	295,000	286,507
Herens Holdco SARL,144A,4.75%, 5/15/28	370,000	318,274
Huntsman International LLC
4.50%, 5/1/29	758,000	729,282
2.95%, 6/15/31	414,000	353,969
5.70%, 10/15/34	345,000	319,418
INEOS Finance PLC
144A,6.75%, 5/15/28	418,000	410,699
144A,7.50%, 4/15/29 (a)	734,000	735,697
INEOS Quattro Finance 2 PLC,144A,9.625%, 3/15/29 (a)	434,000	435,008
Ingevity Corp.,144A,3.875%, 11/1/28	541,000	518,281
Inversion Escrow Issuer LLC,144A,6.75%, 8/1/32	1,100,000	1,089,257
Methanex Corp.
5.125%, 10/15/27	689,000	685,937
5.25%, 12/15/29 (a)	719,000	714,328
5.65%, 12/1/44	315,000	262,201
Methanex US Operations, Inc.,144A,6.25%, 3/15/32	611,000	616,541
Minerals Technologies, Inc.,144A,5.00%, 7/1/28	384,000	378,240
NOVA Chemicals Corp.
144A,5.25%, 6/1/27	1,044,000	1,046,635
144A,8.50%, 11/15/28	394,000	412,731
144A,4.25%, 5/15/29	566,000	543,370
144A,9.00%, 2/15/30	640,000	687,440
144A,7.00%, 12/1/31	464,000	487,378
Nufarm Australia Ltd. / Nufarm Americas, Inc.,144A,5.00%, 1/27/30	315,000	290,041
Olin Corp.
5.625%, 8/1/29	679,000	677,475
5.00%, 2/1/30	520,000	504,731
144A,6.625%, 4/1/33	591,000	590,234
Olympus Water US Holding Corp.
144A,7.125%, 10/1/27	312,000	317,633
144A,4.25%, 10/1/28	802,000	768,616
144A,9.75%, 11/15/28	1,673,000	1,753,895
144A,7.25%, 6/15/31	787,000	803,598
Rain Carbon, Inc.,144A,12.25%, 9/1/29 (a)	443,000	475,609
SCIH Salt Holdings, Inc.,144A,4.875%, 5/1/28	1,083,000	1,058,234
SCIL IV LLC / SCIL USA Holdings LLC,144A,5.375%, 11/1/26	865,000	859,160
SK Invictus Intermediate II SARL,144A,5.00%, 10/30/29	664,000	650,630
SNF Group SACA
144A,3.125%, 3/15/27	355,000	344,723
144A,3.375%, 3/15/30	405,000	373,553

See Notes to Financial Statements.

DBX ETF Trust | 43

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
WR Grace Holdings LLC
144A,4.875%, 6/15/27	573,000	568,390
144A,7.375%, 3/1/31	266,000	270,750
144A,6.625%, 8/15/32	750,000	747,900

(Cost $40,625,514)		41,227,142

Forest Products & Paper — 0.2%
Ahlstrom Holding 3 Oy,144A,4.875%, 2/4/28	300,000	288,150
Domtar Corp.,144A,6.75%, 10/1/28	672,000	574,866
Glatfelter Corp.,144A,4.75%, 11/15/29	492,000	434,388
Magnera Corp.,144A,7.25%, 11/15/31	827,000	782,681
Mercer International, Inc.,5.125%, 2/1/29	908,000	716,004

(Cost $2,920,480)		2,796,089

Iron/Steel — 1.2%
Big River Steel LLC / BRS Finance Corp.,144A,6.625%, 1/31/29	709,000	710,145
Carpenter Technology Corp.
6.375%, 7/15/28	315,000	315,937
7.625%, 3/15/30	394,000	405,680
Champion Iron Canada, Inc.,144A,7.875%, 7/15/32	492,000	513,469
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	546,000	545,338
144A,4.625%, 3/1/29	363,000	343,883
144A,6.875%, 11/1/29	911,000	925,247
144A,6.75%, 4/15/30	1,007,000	1,018,223
144A,4.875%, 3/1/31	320,000	292,576
144A,7.50%, 9/15/31	837,000	848,499
144A,7.00%, 3/15/32 (a)	1,403,000	1,394,788
144A,7.375%, 5/1/33	886,000	882,778
Commercial Metals Co.
4.125%, 1/15/30	304,000	290,668
3.875%, 2/15/31	295,000	273,833
4.375%, 3/15/32	295,000	276,343
Mineral Resources Ltd.
144A,8.125%, 5/1/27	689,000	689,391
144A,8.00%, 11/1/27	615,000	625,964
144A,9.25%, 10/1/28	1,108,000	1,158,322
144A,8.50%, 5/1/30 (a)	654,000	678,806
TMS International Corp.,144A,6.25%, 4/15/29	345,000	333,441
United States Steel Corp.
6.875%, 3/1/29	468,000	471,515
6.65%, 6/1/37	300,000	311,828

(Cost $13,163,968)		13,306,674

	Principal Amount $	Value $
Mining — 1.6%
Alcoa Nederland Holding BV
144A,4.125%, 3/31/29	582,000	560,457
144A,7.125%, 3/15/31	738,000	778,385
Alumina Pty Ltd.
144A,6.125%, 3/15/30	492,000	499,935
144A,6.375%, 9/15/32	492,000	501,744
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30	689,000	729,779
144A,11.50%, 10/1/31	502,000	558,291
Century Aluminum Co.,144A,6.875%, 8/1/32	394,000	402,700
Coeur Mining, Inc.,144A,5.125%, 2/15/29	289,000	281,495
Compass Minerals International, Inc.,144A,8.00%, 7/1/30	710,000	742,649
Constellium SE
144A,5.625%, 6/15/28	320,000	318,168
144A,3.75%, 4/15/29	492,000	466,379
144A,6.375%, 8/15/32	425,000	433,841
Eldorado Gold Corp.,144A,6.25%, 9/1/29	492,000	493,193
Fortescue Treasury Pty Ltd.
144A,4.50%, 9/15/27	641,000	635,141
144A,5.875%, 4/15/30	690,000	704,670
144A,4.375%, 4/1/31	1,477,000	1,404,437
144A,6.125%, 4/15/32	787,000	807,726
Hecla Mining Co.,7.25%, 2/15/28	199,000	200,976
Hudbay Minerals, Inc.,144A,6.125%, 4/1/29	564,000	570,167
IAMGOLD Corp.,144A,5.75%, 10/15/28	460,000	456,829
Jw Aluminum Continuous Cast Co.,144A,10.25%, 4/1/30	345,000	356,731
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28	492,000	483,598
144A,4.50%, 6/1/31	541,000	507,517
New Gold, Inc.,144A,6.875%, 4/1/32	394,000	410,693
Novelis Corp.
144A,4.75%, 1/30/30	1,635,000	1,572,321
144A,6.875%, 1/30/30	738,000	765,758
144A,3.875%, 8/15/31	738,000	669,290
144A,6.375%, 8/15/33	750,000	757,704
Perenti Finance Pty Ltd.,144A,7.50%, 4/26/29	345,000	360,094
Taseko Mines Ltd.,144A,8.25%, 5/1/30	492,000	517,277

(Cost $17,568,547)		17,947,945

Communications — 14.5%
Advertising — 1.0%
Advantage Sales & Marketing, Inc.,144A,6.50%, 11/15/28	600,000	498,041

See Notes to Financial Statements.

44 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Clear Channel Outdoor Holdings, Inc.
144A,7.875%, 4/1/30	851,000	886,461
144A,7.125%, 2/15/31	1,132,000	1,149,861
144A,7.50%, 3/15/33	976,000	993,424
Dotdash Meredith, Inc.,144A,7.625%, 6/15/32	394,000	386,002
Lamar Media Corp.
3.75%, 2/15/28	586,000	569,766
4.875%, 1/15/29	393,000	387,703
4.00%, 2/15/30	541,000	514,297
3.625%, 1/15/31	551,000	510,238
Neptune Bidco US, Inc.,144A,9.29%, 4/15/29	2,629,000	2,614,514
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27	669,000	663,566
144A,4.25%, 1/15/29	512,000	492,078
144A,4.625%, 3/15/30 (a)	472,000	450,401
144A,7.375%, 2/15/31	443,000	467,465
Stagwell Global LLC,144A,5.625%, 8/15/29	1,083,000	1,044,568

(Cost $11,331,970)		11,628,385

Internet — 2.0%
ANGI Group LLC,144A,3.875%, 8/15/28	492,000	463,309
Arches Buyer, Inc.,144A,4.25%, 6/1/28	935,000	909,345
Cablevision Lightpath LLC,144A,3.875%, 9/15/27	443,000	437,051
Cars.com, Inc.,144A,6.375%, 11/1/28	394,000	393,707
Cogent Communications Group LLC / Cogent Finance, Inc.
144A,7.00%, 6/15/27	443,000	441,368
144A,7.00%, 6/15/27	295,000	293,675
144A,6.50%, 7/1/32	591,000	562,602
Gen Digital, Inc.
144A,6.75%, 9/30/27	956,000	973,023
144A,7.125%, 9/30/30	591,000	611,391
144A,6.25%, 4/1/33	935,000	961,462
Getty Images, Inc.,144A,11.25%, 2/21/30	551,000	504,126
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	591,000	588,645
144A,3.50%, 3/1/29	787,000	745,600
GrubHub Holdings, Inc.,144A,5.50%, 7/1/27 (a)	622,000	619,859
ION Trading Technologies SARL
144A,5.75%, 5/15/28	443,000	429,518
144A,9.50%, 5/30/29	763,000	794,751
Match Group Holdings II LLC
144A,5.00%, 12/15/27	443,000	440,622

	Principal Amount $	Value $
144A,4.625%, 6/1/28	542,000	533,774
144A,5.625%, 2/15/29	345,000	345,309
144A,4.125%, 8/1/30	492,000	463,268
144A,3.625%, 10/1/31	492,000	444,081
144A,6.125%, 9/15/33	750,000	758,248
Rakuten Group, Inc.
144A,6.25%, Perpetual	1,054,000	991,979
144A,8.125%, Perpetual	581,000	597,137
144A,11.25%, 2/15/27	1,824,000	1,972,191
144A,9.75%, 4/15/29	1,975,000	2,194,113
Snap, Inc.
144A,6.875%, 3/1/33	1,477,000	1,492,352
144A,6.875%, 3/15/34	575,000	576,502
Wayfair LLC
144A,7.25%, 10/31/29	787,000	802,448
144A,7.75%, 9/15/30	689,000	711,843
Ziff Davis, Inc.,144A,4.625%, 10/15/30	523,000	492,980

(Cost $21,870,293)		22,546,279

Media — 6.4%
AMC Networks, Inc.
144A,10.25%, 1/15/29	951,000	989,896
144A,10.50%, 7/15/32	394,000	406,919
Block Communications, Inc.,144A,4.875%, 3/1/28	295,000	277,734
Cable One, Inc.,144A,4.00%, 11/15/30 (a)	623,000	515,415
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.125%, 5/1/27	2,893,000	2,878,420
144A,5.00%, 2/1/28	2,163,000	2,145,383
144A,5.375%, 6/1/29	1,338,000	1,327,609
144A,6.375%, 9/1/29	1,418,000	1,439,605
144A,4.75%, 3/1/30	2,719,000	2,613,144
144A,4.50%, 8/15/30	2,379,000	2,251,868
144A,4.25%, 2/1/31	2,676,000	2,468,381
144A,7.375%, 3/1/31	952,000	985,031
144A,4.75%, 2/1/32	1,089,000	1,010,187
4.50%, 5/1/32	2,554,000	2,335,520
144A,4.50%, 6/1/33	1,564,000	1,395,025
144A,4.25%, 1/15/34	1,781,000	1,546,402
Directv Financing LLC,144A,8.875%, 2/1/30	778,000	772,318
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
144A,5.875%, 8/15/27	3,349,000	3,332,252
144A,10.00%, 2/15/31	2,092,000	2,079,697
Discovery Communications LLC
3.95%, 3/20/28	1,229,000	1,187,976
4.125%, 5/15/29	652,000	617,529
3.625%, 5/15/30	903,000	814,569
5.00%, 9/20/37	478,000	352,821
6.35%, 6/1/40	437,000	340,104

See Notes to Financial Statements.

DBX ETF Trust | 45

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
DISH Network Corp.,144A,11.75%, 11/15/27	3,445,000	3,642,290
Gray Media, Inc.
144A,10.50%, 7/15/29	1,230,000	1,338,795
144A,7.25%, 8/15/33	763,000	751,681
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	815,000	819,242
144A,7.375%, 9/1/31	640,000	671,868
Midcontinent Communications,144A,8.00%, 8/15/32	640,000	666,751
Nexstar Media, Inc.
144A,5.625%, 7/15/27	1,737,000	1,735,117
144A,4.75%, 11/1/28 (a)	984,000	965,908
Paramount Global
6.25%, 2/28/57	640,000	623,005
6.375%, 3/30/62	984,000	985,641
Scripps Escrow II, Inc.,144A,3.875%, 1/15/29 (a)	515,000	456,158
Sinclair Television Group, Inc.,144A,8.125%, 2/15/33	1,458,000	1,493,721
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	1,024,000	1,017,672
144A,5.00%, 8/1/27	1,477,000	1,470,334
144A,4.00%, 7/15/28	1,969,000	1,900,249
144A,5.50%, 7/1/29	1,470,000	1,467,902
144A,4.125%, 7/1/30	1,477,000	1,373,323
144A,3.875%, 9/1/31 (a)	1,517,000	1,364,284
Sunrise FinCo I BV,144A,4.875%, 7/15/31	1,231,000	1,176,171
TEGNA, Inc.
4.625%, 3/15/28	1,004,000	995,679
5.00%, 9/15/29	1,103,000	1,104,145
Univision Communications, Inc.
144A,8.00%, 8/15/28	1,558,000	1,617,090
144A,4.50%, 5/1/29	1,034,000	969,831
144A,7.375%, 6/30/30	885,000	889,832
144A,8.50%, 7/31/31	1,235,000	1,272,619
144A,9.375%, 8/1/32	1,567,000	1,650,195
Virgin Media Finance PLC,144A,5.00%, 7/15/30	961,000	878,971
Virgin Media Secured Finance PLC
144A,5.50%, 5/15/29	1,433,000	1,410,994
144A,4.50%, 8/15/30	901,000	845,853
Virgin Media Vendor Financing Notes IV DAC,144A,5.00%, 7/15/28	632,000	618,716
VZ Secured Financing BV,144A,5.00%, 1/15/32	1,561,000	1,386,166
Ziggo Bond Co. BV,144A,5.125%, 2/28/30	522,000	460,739
Ziggo BV,144A,4.875%, 1/15/30	995,000	933,769

(Cost $70,911,896)		73,038,516

	Principal Amount $	Value $
Telecommunications — 5.1%
Africell Holding Ltd.,144A,10.50%, 10/23/29	295,000	289,173
Bell Telephone Co. of Canada Or Bell Canada
6.875%, 9/15/55	984,000	1,004,970
7.00%, 9/15/55	1,270,000	1,298,937
British Telecommunications PLC
144A,4.25%, 11/23/81	492,000	486,079
144A,4.875%, 11/23/81 (a)	491,000	460,889
Ciena Corp.,144A,4.00%, 1/31/30	394,000	374,014
CommScope LLC
144A,4.75%, 9/1/29	936,000	924,768
144A,9.50%, 12/15/31	1,094,000	1,131,406
Connect Finco SARL / Connect US Finco LLC,144A,9.00%, 9/15/29	1,944,000	2,025,316
EchoStar Corp.
10.75%, 11/30/29	5,569,000	5,993,636
6.75% Cash or PIK, 11/30/30	2,334,968	2,303,609
Fibercop SpA
144A,6.375%, 11/15/33	492,000	482,997
144A,6.00%, 9/30/34	492,000	465,582
144A,7.20%, 7/18/36	492,000	492,605
144A,7.721%, 6/4/38	567,000	576,410
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	1,092,000	1,091,688
144A,5.00%, 5/1/28	1,566,000	1,561,932
144A,6.75%, 5/1/29	1,014,000	1,023,858
5.875%, 11/1/29	738,000	744,432
144A,6.00%, 1/15/30	1,004,000	1,015,075
144A,8.75%, 5/15/30	1,181,000	1,234,304
144A,8.625%, 3/15/31	768,000	815,276
Frontier Florida LLC, Series E, 6.86%, 2/1/28	295,000	305,694
GCI LLC,144A,4.75%, 10/15/28	611,000	595,044
GoTo Group, Inc.,144A,5.50%, 5/1/28	354,000	294,355
Level 3 Financing, Inc.
144A,10.75%, 12/15/30	428,420	483,570
144A,6.875%, 6/30/33	2,028,000	2,046,201
144A,7.00%, 3/31/34	1,910,000	1,922,973
Lumen Technologies, Inc.
144A,4.125%, 4/15/29	675,000	661,500
144A,4.125%, 4/15/30	327,000	320,460
144A,10.00%, 10/15/32	385,000	389,966
Maya SAS/Paris France
144A,7.00%, 10/15/28	841,000	855,832
144A,8.50%, 4/15/31	1,025,000	1,102,767
144A,7.00%, 4/15/32	837,000	860,845

See Notes to Financial Statements.

46 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Millicom International Cellular SA
144A,5.125%, 1/15/28	412,200	408,493
144A,6.25%, 3/25/29	655,200	656,701
144A,4.50%, 4/27/31 (a)	763,000	710,989
144A,7.375%, 4/2/32	472,000	487,107
Rogers Communications, Inc.
7.00%, 4/15/55	1,083,000	1,110,920
7.125%, 4/15/55	1,024,000	1,062,991
144A,5.25%, 3/15/82 (a)	738,000	731,476
Sunrise HoldCo IV BV,144A,5.50%, 1/15/28	389,000	387,428
Telecom Italia Capital SA
6.375%, 11/15/33	491,000	508,807
6.00%, 9/30/34 (a)	492,000	490,077
7.20%, 7/18/36	492,000	520,783
7.721%, 6/4/38	522,000	569,608
TELUS Corp.
6.625%, 10/15/55	689,000	700,944
7.00%, 10/15/55	817,000	838,390
Viasat, Inc.,144A,5.625%, 4/15/27	591,000	589,673
Viavi Solutions, Inc.,144A,3.75%, 10/1/29	345,000	321,492
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31	1,329,000	1,226,717
144A,4.75%, 7/15/31	1,438,000	1,344,553
144A,7.75%, 4/15/32	738,000	771,990
Vodafone Group PLC
7.00%, 4/4/79	1,969,000	2,077,642
3.25%, 6/4/81	666,000	650,906
4.125%, 6/4/81	1,044,000	966,483
5.125%, 6/4/81	975,000	756,075
Windstream Services LLC / Windstream Escrow Finance Corp.,144A,8.25%, 10/1/31	2,266,000	2,357,041
Zayo Group Holdings, Inc.,144A,4.00%, 3/1/27	1,454,000	1,406,532
Zegona Finance PLC,144A,8.625%, 7/15/29	886,000	942,376

(Cost $56,588,980)		58,232,357

Consumer, Cyclical — 21.7%
Airlines — 0.9%
Allegiant Travel Co.,144A,7.25%, 8/15/27	671,000	682,602
American Airlines, Inc.
144A,7.25%, 2/15/28 (a)	738,000	757,138
144A,8.50%, 5/15/29	984,000	1,031,179
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.,144A,5.75%, 4/20/29	3,033,000	3,049,739
JetBlue Airways Corp. / JetBlue Loyalty LP,144A,9.875%, 9/20/31	2,039,000	2,026,142

	Principal Amount $	Value $
OneSky Flight LLC,144A,8.875%, 12/15/29	541,000	568,368
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
144A,7.875%, 5/1/27	492,000	497,276
144A,9.50%, 6/1/28 (a)	492,000	511,668
144A,6.375%, 2/1/30 (a)	984,000	947,159

(Cost $9,770,406)		10,071,271

Apparel — 0.7%
Beach Acquisition Bidco LLC,144A,10.00% Cash or 10.75% PIK, 7/15/33	2,256,000	2,394,642
Champ Acquisition Corp.,144A,8.375%, 12/1/31	492,000	523,008
Crocs, Inc.
144A,4.25%, 3/15/29	345,000	328,074
144A,4.125%, 8/15/31	345,000	309,699
Hanesbrands, Inc.,144A,9.00%, 2/15/31 (a)	591,000	628,291
Kontoor Brands, Inc.,144A,4.125%, 11/15/29	394,000	371,376
Levi Strauss & Co.,144A,3.50%, 3/1/31	492,000	453,935
S&s Holdings LLC,144A,8.375%, 10/1/31	631,000	592,637
Under Armour, Inc.,144A,7.25%, 7/15/30	394,000	393,388
VF Corp.
2.80%, 4/23/27	492,000	474,983
2.95%, 4/23/30	828,000	722,368
6.00%, 10/15/33	272,000	258,064
6.45%, 11/1/37	282,000	259,309
William Carter Co.,144A,5.625%, 3/15/27	492,000	491,009

(Cost $8,166,039)		8,200,783

Auto Manufacturers — 1.6%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	394,000	390,612
144A,5.875%, 6/1/29	492,000	495,834
144A,3.75%, 1/30/31	984,000	908,167
Aston Martin Capital Holdings Ltd.,144A,10.00%, 3/31/29 (a)	1,034,000	1,005,872
Jaguar Land Rover Automotive PLC
144A,4.50%, 10/1/27	492,000	487,040
144A,5.875%, 1/15/28 (a)	664,000	664,819
144A,5.50%, 7/15/29 (a)	428,000	427,563
JB Poindexter & Co., Inc.,144A,8.75%, 12/15/31	851,000	878,905
New Flyer Holdings, Inc.,144A,9.25%, 7/1/30	651,000	698,325
Nissan Motor Acceptance Co. LLC 144A,6.95%, 9/15/26	300,000	302,022

See Notes to Financial Statements.

DBX ETF Trust | 47

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
144A,1.85%, 9/16/26	985,000	947,292
144A,5.30%, 9/13/27	394,000	392,010
144A,2.75%, 3/9/28	591,000	550,625
144A,2.45%, 9/15/28	365,000	331,613
144A,7.05%, 9/15/28	689,000	712,854
144A,5.55%, 9/13/29	295,000	291,086
Nissan Motor Co. Ltd.
144A,4.345%, 9/17/27	2,461,000	2,405,942
144A,7.50%, 7/17/30	1,044,000	1,090,764
144A,4.81%, 9/17/30	2,461,000	2,299,016
144A,7.75%, 7/17/32	798,000	835,923
144A,8.125%, 7/17/35	1,230,000	1,303,192
Wabash National Corp.,144A,4.50%, 10/15/28	394,000	361,605

(Cost $17,803,503)		17,781,081

Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd.
144A,7.00%, 4/15/28	522,000	536,856
144A,8.25%, 4/15/31	492,000	518,099
144A,7.50%, 2/15/33	853,000	888,264
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	376,000	377,756
6.875%, 7/1/28	644,000	644,258
5.00%, 10/1/29 (a)	591,000	557,870
Aptiv Swiss Holdings Ltd.,6.875%, 12/15/54	492,000	497,268
Clarios Global LP / Clarios US Finance Co.
144A,8.50%, 5/15/27	780,000	783,281
144A,6.75%, 5/15/28	758,000	774,919
144A,6.75%, 2/15/30	984,000	1,019,640
Cooper-Standard Automotive, Inc.,144A,13.50%, 3/31/27 (a)	500,000	523,695
Dana, Inc.
5.375%, 11/15/27	526,000	525,164
5.625%, 6/15/28	434,000	433,756
4.25%, 9/1/30	414,000	409,317
4.50%, 2/15/32	345,000	338,435
Forvia SE,144A,8.00%, 6/15/30 (a)	492,000	518,829
Garrett Motion Holdings, Inc. / Garrett LX I SARL,144A,7.75%, 5/31/32	877,000	917,045
Goodyear Tire & Rubber Co.
4.875%, 3/15/27	1,010,000	1,002,810
5.00%, 7/15/29	851,000	825,114
6.625%, 7/15/30	492,000	500,531
5.25%, 4/30/31 (a)	561,000	532,472
5.25%, 7/15/31	670,000	636,256
5.625%, 4/30/33 (a)	404,000	379,681

	Principal Amount $	Value $
IHO Verwaltungs GmbH
144A,6.3750% Cash or 7.125% PIK, 5/15/29	393,000	395,090
144A,7.750% Cash or 8.5% PIK, 11/15/30	612,000	636,361
144A,8.000% Cash or 8.750% PIK, 11/15/32	442,000	461,482
Phinia, Inc.
144A,6.75%, 4/15/29	517,000	533,674
144A,6.625%, 10/15/32	443,000	454,973
Qnity Electronics, Inc.
144A,5.75%, 8/15/32	1,000,000	1,016,579
144A,6.25%, 8/15/33	750,000	775,292
Tenneco, Inc.,144A,8.00%, 11/17/28	1,870,000	1,869,960
Titan International, Inc.,7.00%, 4/30/28	393,000	393,783
ZF North America Capital, Inc.
144A,6.875%, 4/14/28	592,000	599,640
144A,7.125%, 4/14/30	611,000	608,276
144A,6.75%, 4/23/30	807,000	786,906
144A,6.875%, 4/23/32	709,000	679,900

(Cost $22,884,832)		23,353,232

Distribution/Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc.
144A,4.00%, 1/15/28	689,000	674,043
144A,3.875%, 11/15/29	394,000	373,711
Gates Corp.,144A,6.875%, 7/1/29	492,000	511,553
RB Global Holdings, Inc.
144A,6.75%, 3/15/28	541,000	553,729
144A,7.75%, 3/15/31	787,000	825,873
Resideo Funding, Inc.
144A,4.00%, 9/1/29	295,000	282,889
144A,6.50%, 7/15/32	661,000	674,935
Velocity Vehicle Group LLC,144A,8.00%, 6/1/29	492,000	498,659
Windsor Holdings III LLC,144A,8.50%, 6/15/30	787,000	836,328

(Cost $5,150,208)		5,231,720

Entertainment — 4.0%
Banijay Entertainment SAS,144A,8.125%, 5/1/29	394,000	409,879
Boyne USA, Inc.,144A,4.75%, 5/15/29	679,000	666,604
Brightstar Lottery PLC
144A,6.25%, 1/15/27	738,000	745,404
144A,5.25%, 1/15/29	738,000	733,933
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29	1,221,000	1,164,275
144A,7.00%, 2/15/30	1,969,000	2,036,178
144A,6.50%, 2/15/32	1,532,000	1,570,582
144A,6.00%, 10/15/32 (a)	1,113,000	1,091,244

See Notes to Financial Statements.

48 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Churchill Downs, Inc.
144A,5.50%, 4/1/27	831,000	829,031
144A,4.75%, 1/15/28	689,000	681,560
144A,5.75%, 4/1/30	1,201,000	1,201,190
144A,6.75%, 5/1/31	611,000	627,971
Cinemark USA, Inc.
144A,5.25%, 7/15/28	853,000	847,777
144A,7.00%, 8/1/32	502,000	520,116
Empire Resorts, Inc.,144A,7.75%, 11/1/26	294,000	293,783
Great Canadian Gaming Corp./ Raptor LLC,144A,8.75%, 11/15/29	532,000	507,734
Jacobs Entertainment, Inc.,144A,6.75%, 2/15/29	502,000	486,775
Light & Wonder International, Inc.
144A,7.00%, 5/15/28	689,000	690,635
144A,7.25%, 11/15/29	592,000	607,333
144A,7.50%, 9/1/31	541,000	564,733
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27	1,231,000	1,243,912
144A,4.75%, 10/15/27	935,000	927,215
144A,3.75%, 1/15/28	492,000	478,529
Merlin Entertainments Group US Holdings, Inc.,144A,7.375%, 2/15/31	522,000	446,272
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.,144A,4.875%, 5/1/29	738,000	713,954
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC
144A,8.25%, 4/15/30	738,000	762,653
144A,11.875%, 4/15/31	689,000	725,822
Motion Finco Sarl,144A,8.375%, 2/15/32	404,000	348,481
Odeon Finco PLC,144A,12.75%, 11/1/27	419,000	434,309
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.,144A,8.00%, 8/1/30	394,000	396,856
Penn Entertainment, Inc.
144A,5.625%, 1/15/27	405,000	404,594
144A,4.125%, 7/1/29 (a)	394,000	367,203
Resorts World Las Vegas LLC / RWLV Capital, Inc.
144A,4.625%, 4/16/29	960,000	863,181
144A,8.45%, 7/27/30	390,000	392,121
144A,4.625%, 4/6/31	390,000	328,871
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.,144A,6.625%, 2/1/33	661,000	668,390
Scientific Games Holdings LP/ Scientific Games US FinCo, Inc.,144A,6.625%, 3/1/30	832,000	798,474

	Principal Amount $	Value $
SeaWorld Parks & Entertainment, Inc.,144A,5.25%, 8/15/29	714,000	700,806
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27	572,000	570,478
144A,7.25%, 5/15/31 (a)	877,000	881,202
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.
5.375%, 4/15/27	492,000	489,630
6.50%, 10/1/28	295,000	296,745
5.25%, 7/15/29	492,000	476,367
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co.,144A,6.625%, 5/1/32	837,000	850,602
Speedway Motorsports LLC / Speedway Funding II, Inc.,144A,4.875%, 11/1/27	345,000	341,576
Universal Entertainment Corp.,144A,9.875%, 8/1/29 (a)	315,000	309,499
Vail Resorts, Inc.
144A,5.625%, 7/15/30	492,000	498,519
144A,6.50%, 5/15/32	591,000	612,152
Voyager Parent LLC,144A,9.25%, 7/1/32	1,881,000	1,985,155
Warnermedia Holdings, Inc.
3.755%, 3/15/27	1,520,000	1,497,200
4.054%, 3/15/29	1,337,000	1,270,150
4.279%, 3/15/32	2,819,000	2,432,797
4.279%, 3/15/32	230,000	181,516
5.05%, 3/15/42	4,146,000	2,793,367
5.141%, 3/15/52	979,000	609,241
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29	738,000	736,590
144A,7.125%, 2/15/31	983,000	1,058,118
144A,6.25%, 3/15/33	787,000	796,682

(Cost $45,453,245)		45,965,966

Food Service — 0.1%
Aramark Services, Inc.,144A,5.00%, 2/1/28	1,132,000	1,123,684
TKC Holdings, Inc.,144A,6.875%, 5/15/28	418,000	419,892

(Cost $1,506,691)		1,543,576

Home Builders — 1.4%
Adams Homes, Inc.,144A,9.25%, 10/15/28	394,000	409,070
Ashton Woods USA LLC / Ashton Woods Finance Co.
144A,4.625%, 8/1/29	345,000	330,742
144A,4.625%, 4/1/30	394,000	371,753
144A,6.875%, 8/1/33	443,000	443,870

See Notes to Financial Statements.

DBX ETF Trust | 49

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Beazer Homes USA, Inc.
5.875%, 10/15/27	352,000	351,323
7.25%, 10/15/29	343,000	346,551
144A,7.50%, 3/15/31	246,000	250,022
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	681,000	678,352
144A,5.00%, 6/15/29	375,000	351,475
144A,4.875%, 2/15/30	522,000	478,707
Century Communities, Inc.
6.75%, 6/1/27	487,000	487,986
144A,3.875%, 8/15/29	582,000	542,134
Dream Finders Homes, Inc.,144A,8.25%, 8/15/28	295,000	305,818
Empire Communities Corp.,144A,9.75%, 5/1/29	468,000	477,360
Forestar Group, Inc.
144A,5.00%, 3/1/28	295,000	292,778
144A,6.50%, 3/15/33	492,000	500,944
Installed Building Products, Inc.,144A,5.75%, 2/1/28	394,000	393,293
K Hovnanian Enterprises, Inc.,144A,11.75%, 9/30/29	423,000	457,356
KB Home
6.875%, 6/15/27	295,000	301,182
4.80%, 11/15/29	295,000	289,662
7.25%, 7/15/30	345,000	354,980
4.00%, 6/15/31	384,000	357,269
LGI Homes, Inc.
144A,8.75%, 12/15/28	394,000	412,706
144A,4.00%, 7/15/29	325,000	297,072
144A,7.00%, 11/15/32	404,000	394,003
M/I Homes, Inc.
4.95%, 2/1/28	463,000	458,145
3.95%, 2/15/30	295,000	277,471
Mattamy Group Corp.
144A,5.25%, 12/15/27	522,000	520,233
144A,4.625%, 3/1/30	591,000	566,129
New Home Co., Inc.,144A,9.25%, 10/1/29	369,000	389,679
New Home Co., (The), Inc.,144A,8.50%, 11/1/30	295,000	305,964
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/28	442,000	436,046
4.75%, 4/1/29	298,000	289,878
STL Holding Co. LLC,144A,8.75%, 2/15/29	271,000	283,862
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	492,000	495,369
144A,5.75%, 1/15/28	443,000	448,584
144A,5.125%, 8/1/30	492,000	490,572

	Principal Amount $	Value $
Thor Industries, Inc.,144A,4.00%, 10/15/29	492,000	464,589
Tri Pointe Homes, Inc.
5.25%, 6/1/27	295,000	294,865
5.70%, 6/15/28	345,000	350,583

(Cost $15,674,908)		15,948,377

Home Furnishings — 0.5%
Somnigroup International, Inc.
144A,4.00%, 4/15/29	788,000	757,443
144A,3.875%, 10/15/31	787,000	719,983
Whirlpool Corp.
4.75%, 2/26/29	902,000	890,578
6.125%, 6/15/30	591,000	597,570
2.40%, 5/15/31	295,000	247,838
4.70%, 5/14/32	295,000	274,025
5.50%, 3/1/33	295,000	284,270
6.50%, 6/15/33	591,000	595,130
5.75%, 3/1/34	295,000	286,107
5.15%, 3/1/43	260,000	219,716
4.50%, 6/1/46	492,000	370,530
4.60%, 5/15/50	492,000	365,953

(Cost $5,513,333)		5,609,143

Housewares — 0.5%
Newell Brands, Inc.
6.375%, 9/15/27	492,000	497,440
144A,8.50%, 6/1/28	1,230,000	1,298,542
6.625%, 9/15/29	492,000	494,391
6.375%, 5/15/30	738,000	727,837
6.625%, 5/15/32 (a)	492,000	480,260
6.875%, 4/1/36	413,000	403,572
7.00%, 4/1/46	686,000	596,121
Scotts Miracle-Gro Co.
5.25%, 12/15/26	246,000	245,613
4.50%, 10/15/29	405,000	391,188
4.00%, 4/1/31	468,000	430,587
4.375%, 2/1/32	394,000	363,661

(Cost $5,802,069)		5,929,212

Leisure Time — 1.9%
Acushnet Co.,144A,7.375%, 10/15/28	254,000	265,487
Amer Sports Co.,144A,6.75%, 2/16/31	787,000	820,348
Carnival Corp.
144A,6.00%, 5/1/29	2,009,000	2,035,051
144A,5.75%, 3/15/30	1,009,000	1,034,429
144A,5.875%, 6/15/31	984,000	1,008,743
144A,5.75%, 8/1/32	3,043,000	3,093,210
144A,6.125%, 2/15/33	2,039,000	2,093,857
Life Time, Inc.,144A,6.00%, 11/15/31	492,000	497,233
Lindblad Expeditions LLC,144A,7.00%, 9/15/30	675,000	691,268

See Notes to Financial Statements.

50 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
NCL Corp. Ltd.
144A,5.875%, 2/15/27	1,044,000	1,046,194
144A,8.125%, 1/15/29	778,000	818,144
144A,7.75%, 2/15/29	591,000	631,302
144A,6.25%, 3/1/30	310,000	314,588
144A,6.75%, 2/1/32	1,822,000	1,879,052
NCL Finance Ltd.,144A,6.125%, 3/15/28	517,000	524,326
Sabre GLBL, Inc.
144A,8.625%, 6/1/27	327,000	330,970
144A,10.75%, 11/15/29	842,000	813,997
144A,11.125%, 7/15/30	1,324,000	1,297,652
Viking Cruises Ltd.
144A,5.875%, 9/15/27	812,000	810,921
144A,7.00%, 2/15/29	503,000	506,430
144A,9.125%, 7/15/31	709,000	763,882
Viking Ocean Cruises Ship VII Ltd.,144A,5.625%, 2/15/29	345,000	344,768
VOC Escrow Ltd.,144A,5.00%, 2/15/28	664,000	660,163

(Cost $22,048,426)		22,282,015

Lodging — 2.0%
Boyd Gaming Corp.
4.75%, 12/1/27	984,000	975,059
144A,4.75%, 6/15/31	976,000	939,378
Genting New York LLC / Genny Capital, Inc.,144A,7.25%, 10/1/29	615,000	638,657
Hilton Domestic Operating Co., Inc.
144A,5.75%, 5/1/28	492,000	492,903
144A,5.875%, 4/1/29	551,000	561,086
144A,3.75%, 5/1/29	787,000	754,765
4.875%, 1/15/30	984,000	981,289
144A,4.00%, 5/1/31	1,103,000	1,039,068
144A,3.625%, 2/15/32	1,517,000	1,384,668
144A,6.125%, 4/1/32	443,000	454,984
144A,5.875%, 3/15/33	984,000	1,004,204
144A,5.75%, 9/15/33	1,014,000	1,022,366
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A,4.875%, 7/1/31	492,000	458,108
144A,6.625%, 1/15/32	886,000	904,072
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.,144A,5.00%, 6/1/29	837,000	809,530
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.,4.875%, 4/1/27	591,000	589,430
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28	385,000	377,701
144A,4.50%, 6/15/29 (a)	572,000	552,751

	Principal Amount $	Value $
MGM Resorts International
4.625%, 9/1/26	394,000	391,401
5.50%, 4/15/27	664,000	667,782
4.75%, 10/15/28	738,000	733,514
6.125%, 9/15/29	837,000	854,878
6.50%, 4/15/32 (a)	738,000	757,373
Station Casinos LLC
144A,4.50%, 2/15/28	680,000	670,229
144A,4.625%, 12/1/31	492,000	465,567
144A,6.625%, 3/15/32	562,000	578,033
Travel + Leisure Co.
6.00%, 4/1/27	396,000	401,182
144A,4.50%, 12/1/29	690,000	668,422
144A,4.625%, 3/1/30	345,000	332,351
144A,6.125%, 9/1/33	480,000	481,751
Wyndham Hotels & Resorts, Inc.,144A,4.375%, 8/15/28	532,000	519,398
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,144A,5.25%, 5/15/27	886,000	886,591

(Cost $21,883,055)		22,348,491

Office Furnishings — 0.1%
Interface, Inc.,144A,5.50%, 12/1/28	295,000	293,676
Steelcase, Inc.,5.125%, 1/18/29	553,000	550,594

(Cost $819,547)		844,270

Retail — 5.5%
1011778 BC ULC / New Red Finance, Inc.
144A,3.875%, 1/15/28	1,566,000	1,524,296
144A,4.375%, 1/15/28	938,000	922,504
144A,3.50%, 2/15/29	738,000	702,153
144A,6.125%, 6/15/29	1,181,000	1,209,651
144A,5.625%, 9/15/29	492,000	497,855
144A,4.00%, 10/15/30	3,010,000	2,814,406
Academy Ltd.,144A,6.00%, 11/15/27	385,000	385,404
Advance Auto Parts, Inc.
1.75%, 10/1/27	345,000	321,777
5.95%, 3/9/28	315,000	320,760
3.90%, 4/15/30	522,000	481,505
144A,7.00%, 8/1/30	975,000	1,000,475
3.50%, 3/15/32	365,000	318,528
144A,7.375%, 8/1/33	975,000	999,375
Asbury Automotive Group, Inc.
4.50%, 3/1/28	399,000	394,294
144A,4.625%, 11/15/29	787,000	764,325
4.75%, 3/1/30	448,000	437,550
144A,5.00%, 2/15/32	591,000	568,182
Bath & Body Works, Inc.
6.694%, 1/15/27	279,000	285,175
5.25%, 2/1/28	438,000	440,169

See Notes to Financial Statements.

DBX ETF Trust | 51

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
7.50%, 6/15/29	475,000	487,805
144A,6.625%, 10/1/30	831,000	853,097
6.95%, 3/1/33	280,000	289,820
6.875%, 11/1/35	868,000	904,031
6.75%, 7/1/36	566,000	575,809
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc.,144A,9.50%, 7/1/32	500,000	518,542
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC,144A,5.125%, 4/15/29	335,000	291,150
BlueLinx Holdings, Inc.,144A,6.00%, 11/15/29	295,000	288,899
Brinker International, Inc.,144A,8.25%, 7/15/30	345,000	366,848
Carvana Co.
144A,9.00%, 12/1/28	550,000	562,523
144A,9.00%, 6/1/30	1,633,000	1,708,190
144A,9.00%, 6/1/31	2,305,500	2,615,793
Cougar JV Subsidiary LLC,144A,8.00%, 5/15/32	664,000	703,722
EG Global Finance PLC,144A,12.00%, 11/30/28	1,083,000	1,196,256
Evergreen Acqco 1 LP / TVI, Inc.,144A,9.75%, 4/26/28	395,000	411,511
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,144A,4.625%, 1/15/29	1,064,000	1,017,131
Foot Locker, Inc.,144A,4.00%, 10/1/29	394,000	377,129
Gap, Inc.
144A,3.625%, 10/1/29	828,000	776,544
144A,3.875%, 10/1/31	738,000	665,173
Global Auto Holdings Ltd. / AAG FH UK Ltd.
144A,8.375%, 1/15/29	567,000	526,670
144A,8.75%, 1/15/32	517,000	456,408
Global Auto Holdings Ltd./ Aag Fh UK Ltd.,144A,11.50%, 8/15/29	532,000	527,387
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28	738,000	716,088
144A,6.375%, 1/15/30	492,000	504,112
GYP Holdings III Corp.,144A,4.625%, 5/1/29	287,000	289,956
Ken Garff Automotive LLC,144A,4.875%, 9/15/28	454,000	445,145
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,144A,4.75%, 6/1/27	738,000	736,777
Kohl’s Corp.
144A,10.00%, 6/1/30	354,000	380,184
5.125%, 5/1/31	492,000	387,108
5.55%, 7/17/45	460,000	282,121

	Principal Amount $	Value $
LBM Acquisition LLC,144A,9.50%, 6/15/31	950,000	995,619
LCM Investments Holdings II LLC
144A,4.875%, 5/1/29	984,000	966,304
144A,8.25%, 8/1/31	987,000	1,046,549
Lithia Motors, Inc.
144A,4.625%, 12/15/27	394,000	390,405
144A,3.875%, 6/1/29	757,000	725,878
144A,4.375%, 1/15/31	591,000	561,707
Macy’s Retail Holdings LLC
144A,6.125%, 3/15/32 (a)	418,000	407,987
144A,7.375%, 8/1/33	492,000	505,176
4.50%, 12/15/34	361,000	300,637
5.125%, 1/15/42	246,000	179,126
4.30%, 2/15/43	246,000	165,484
Murphy Oil USA, Inc.
5.625%, 5/1/27	295,000	294,749
4.75%, 9/15/29	492,000	483,798
144A,3.75%, 2/15/31	492,000	455,489
Nordstrom, Inc.
4.00%, 3/15/27	345,000	335,041
6.95%, 3/15/28	304,000	312,175
4.375%, 4/1/30	492,000	453,099
4.25%, 8/1/31	418,000	368,216
5.00%, 1/15/44	980,000	665,944
Papa John’s International, Inc.,144A,3.875%, 9/15/29	394,000	378,235
Patrick Industries, Inc.
144A,4.75%, 5/1/29	351,000	344,301
144A,6.375%, 11/1/32	492,000	499,086
Penske Automotive Group, Inc.,3.75%, 6/15/29	492,000	469,117
PetSmart LLC / PetSmart Finance Corp.,144A,7.50%, 9/15/32	1,950,000	1,929,759
QXO Building Products, Inc.,144A,6.75%, 4/30/32	2,275,000	2,349,631
Raising Cane’s Restaurants LLC,144A,9.375%, 5/1/29	492,000	518,623
Sally Holdings LLC / Sally Capital, Inc.,6.75%, 3/1/32 (a)	701,000	727,283
Sonic Automotive, Inc.
144A,4.625%, 11/15/29	640,000	622,153
144A,4.875%, 11/15/31	462,000	441,209
Specialty Building Products Holdings LLC / Sbp Finance Corp.,144A,7.75%, 10/15/29	502,000	503,771
Staples, Inc.,144A,10.75%, 9/1/29	2,507,000	2,400,452
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
5.875%, 3/1/27	345,000	343,240
144A,5.00%, 6/1/31	660,000	624,463

See Notes to Financial Statements.

52 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Superior Plus LP / Superior General Partner, Inc.,144A,4.50%, 3/15/29	591,000	567,850
Victoria’s Secret & Co.,144A,4.625%, 7/15/29 (a)	591,000	560,748
Victra Holdings LLC / Victra Finance Corp.,144A,8.75%, 9/15/29 (a)	443,000	463,274
Vivo Energy Investments BV,144A,5.125%, 9/24/27	345,000	342,287
Yum! Brands, Inc.
144A,4.75%, 1/15/30	787,000	780,589
3.625%, 3/15/31	1,054,000	980,335
4.625%, 1/31/32	1,103,000	1,066,188
5.375%, 4/1/32	984,000	989,890
6.875%, 11/15/37 (a)	320,000	348,098
5.35%, 11/1/43	271,000	259,115

(Cost $61,036,502)		62,373,393

Consumer, Non-cyclical — 16.8%
Agriculture — 0.2%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27	526,000	524,785
144A,6.00%, 6/15/30	1,004,000	1,014,886
Turning Point Brands, Inc.,144A,7.625%, 3/15/32	295,000	308,396

(Cost $1,824,830)		1,848,067

Beverages — 0.1%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
144A,6.25%, 4/1/29	702,000	705,696
144A,4.375%, 4/30/29	735,000	710,599

(Cost $1,396,341)		1,416,295

Commercial Services — 5.2%
ADT Security Corp.
144A,4.125%, 8/1/29	984,000	951,191
144A,4.875%, 7/15/32	717,000	689,939
Adtalem Global Education, Inc.,144A,5.50%, 3/1/28	399,000	397,325
Albion Financing 1 Sarl / Aggreko Holdings, Inc.,144A,7.00%, 5/21/30	1,378,000	1,421,962
Allied Universal Holdco LLC,144A,7.875%, 2/15/31	2,403,000	2,525,253
Allied Universal Holdco LLC / Allied Universal Finance Corp.,144A,6.875%, 6/15/30	1,154,000	1,188,478
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL
144A,4.625%, 6/1/28	1,207,000	1,177,977
144A,4.625%, 6/1/28	762,000	744,877
Alta Equipment Group, Inc.,144A,9.00%, 6/1/29	522,000	496,640

	Principal Amount $	Value $
AMN Healthcare, Inc.
144A,4.625%, 10/1/27	482,000	474,216
144A,4.00%, 4/15/29	345,000	321,772
APi Group DE, Inc.
144A,4.125%, 7/15/29	332,000	318,686
144A,4.75%, 10/15/29	273,000	268,347
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,5.75%, 7/15/27	341,000	339,581
144A,5.75%, 7/15/27	310,000	308,330
144A,4.75%, 4/1/28	492,000	476,635
144A,5.375%, 3/1/29	641,000	621,910
144A,8.25%, 1/15/30 (a)	689,000	713,202
144A,8.00%, 2/15/31	497,000	512,800
144A,8.375%, 6/15/32	631,000	658,624
Belron UK Finance PLC,144A,5.75%, 10/15/29	1,098,000	1,112,009
Brink’s Co.
144A,4.625%, 10/15/27	591,000	585,913
144A,6.50%, 6/15/29	394,000	405,187
144A,6.75%, 6/15/32	394,000	408,192
Carriage Services, Inc.,144A,4.25%, 5/15/29	419,000	395,181
Cimpress PLC,144A,7.375%, 9/15/32	557,000	558,895
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28	907,000	875,058
144A,4.875%, 7/1/29	907,000	856,971
CoreCivic, Inc.,8.25%, 4/15/29	492,000	520,717
Deluxe Corp.,144A,8.125%, 9/15/29	468,000	487,545
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28	1,014,000	1,073,923
144A,8.625%, 5/15/32	591,000	636,571
144A,8.00%, 3/15/33	492,000	522,706
Garda World Security Corp.
144A,4.625%, 2/15/27	561,000	556,987
144A,7.75%, 2/15/28	395,000	406,356
GEO Group, Inc.
8.625%, 4/15/29	640,000	676,826
10.25%, 4/15/31	635,000	700,007
Grand Canyon University,5.125%, 10/1/28	319,000	313,398
Herc Holdings, Inc.
144A,5.50%, 7/15/27	1,331,000	1,329,557
144A,6.625%, 6/15/29	787,000	810,671
144A,7.00%, 6/15/30	1,624,000	1,690,185
144A,7.25%, 6/15/33	1,083,000	1,136,052
Hertz Corp.,144A,12.625%, 7/15/29 (a)	1,270,000	1,319,789
Korn Ferry,144A,4.625%, 12/15/27	394,000	387,476
Matthews International Corp.,144A,8.625%, 10/1/27	295,000	305,071

See Notes to Financial Statements.

DBX ETF Trust | 53

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
NESCO Holdings II, Inc.,144A,5.50%, 4/15/29	981,000	957,028
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,3.375%, 8/31/27	984,000	953,253
144A,6.25%, 1/15/28	1,280,000	1,279,609
Raven Acquisition Holdings LLC,144A,6.875%, 11/15/31	1,280,000	1,303,955
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29	1,084,000	1,099,800
144A,10.875%, 8/1/29	478,000	461,014
Service Corp. International
4.625%, 12/15/27	566,000	563,085
5.125%, 6/1/29	738,000	732,450
3.375%, 8/15/30	857,000	791,881
4.00%, 5/15/31	787,000	739,909
5.75%, 10/15/32	787,000	794,820
Sotheby’s,144A,7.375%, 10/15/27	753,000	744,712
Sotheby’s/Bidfair Holdings, Inc.,144A,5.875%, 6/1/29	295,000	268,621
StoneMor, Inc.,144A,8.50%, 5/15/29	394,000	380,103
TriNet Group, Inc.
144A,3.50%, 3/1/29	492,000	460,670
144A,7.125%, 8/15/31	504,000	524,098
United Rentals North America, Inc.
5.50%, 5/15/27	492,000	491,639
3.875%, 11/15/27	738,000	725,458
4.875%, 1/15/28	1,668,000	1,658,799
5.25%, 1/15/30	748,000	750,268
4.00%, 7/15/30	738,000	704,904
3.875%, 2/15/31	1,083,000	1,019,046
3.75%, 1/15/32	738,000	680,156
144A,6.125%, 3/15/34	1,133,000	1,173,539
Upbound Group, Inc.,144A,6.375%, 2/15/29	443,000	434,185
Valvoline, Inc.,144A,3.625%, 6/15/31	527,000	480,698
Veritiv Operating Co.,144A,10.50%, 11/30/30	1,034,000	1,119,272
VM Consolidated, Inc.,144A,5.50%, 4/15/29	345,000	341,444
VT Topco, Inc.,144A,8.50%, 8/15/30	492,000	525,035
Wand NewCo 3, Inc.,144A,7.625%, 1/30/32	1,230,000	1,301,357
Williams Scotsman, Inc.
144A,4.625%, 8/15/28	492,000	484,088
144A,6.625%, 6/15/29	492,000	504,035
144A,6.625%, 4/15/30	492,000	509,257
144A,7.375%, 10/1/31	602,000	629,681

	Principal Amount $	Value $
ZipRecruiter, Inc.,144A,5.00%, 1/15/30	571,000	462,578

(Cost $57,579,506)		58,729,435

Cosmetics/Personal Care — 0.5%
Edgewell Personal Care Co.
144A,5.50%, 6/1/28	738,000	734,384
144A,4.125%, 4/1/29	492,000	468,170
Opal Bidco SAS,144A,6.50%, 3/31/32	1,153,000	1,173,251
Perrigo Finance Unlimited Co.
4.90%, 6/15/30	818,000	800,536
6.125%, 9/30/32	704,000	708,391
4.90%, 12/15/44	299,000	238,284
Prestige Brands, Inc.
144A,5.125%, 1/15/28	394,000	391,466
144A,3.75%, 4/1/31	671,000	618,367

(Cost $5,041,523)		5,132,849

Food — 2.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,4.625%, 1/15/27	1,359,000	1,350,727
144A,5.875%, 2/15/28 (a)	758,000	757,767
144A,6.50%, 2/15/28	738,000	752,063
144A,3.50%, 3/15/29	1,328,000	1,262,615
144A,4.875%, 2/15/30	984,000	969,084
144A,6.25%, 3/15/33	591,000	604,529
Aragvi Finance International Dac,144A,11.125%, 11/20/29	640,000	646,308
B&G Foods, Inc.,144A,8.00%, 9/15/28	787,000	773,518
Chobani LLC / Chobani Finance Corp., Inc.,144A,4.625%, 11/15/28	418,000	411,685
Fiesta Purchaser, Inc.,144A,7.875%, 3/1/31	492,000	522,137
Froneri Lux FinCo SARL,144A,6.00%, 8/1/32	571,000	574,118
Ingles Markets, Inc.,144A,4.00%, 6/15/31	344,000	322,346
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.,144A,9.00%, 2/15/29	984,000	1,035,875
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28	492,000	488,961
144A,4.125%, 1/31/30	955,000	915,608
144A,4.375%, 1/31/32	769,000	723,403
Performance Food Group, Inc.
144A,5.50%, 10/15/27	1,043,000	1,041,582
144A,4.25%, 8/1/29	1,004,000	972,248
144A,6.125%, 9/15/32	1,034,000	1,058,316

See Notes to Financial Statements.

54 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Pilgrim’s Pride Corp.
4.25%, 4/15/31	802,000	772,407
3.50%, 3/1/32	896,000	809,638
6.25%, 7/1/33	998,000	1,051,784
6.875%, 5/15/34	502,000	549,672
Post Holdings, Inc.
144A,5.50%, 12/15/29	1,215,000	1,211,228
144A,4.625%, 4/15/30	1,408,000	1,357,852
144A,4.50%, 9/15/31	1,035,000	965,477
144A,6.25%, 2/15/32	984,000	1,010,830
144A,6.375%, 3/1/33	1,181,000	1,192,992
144A,6.25%, 10/15/34	591,000	594,500
Safeway, Inc.,7.25%, 2/1/31	307,000	330,336
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed,144A,4.625%, 3/1/29	837,000	803,758
US Foods, Inc.
144A,6.875%, 9/15/28	492,000	506,911
144A,4.75%, 2/15/29	886,000	872,701
144A,4.625%, 6/1/30	492,000	479,825
144A,7.25%, 1/15/32	492,000	516,598
144A,5.75%, 4/15/33	492,000	493,606
Viking Baked Goods Acquisition Corp.,144A,8.625%, 11/1/31	926,000	917,092

(Cost $29,082,999)		29,620,097

Healthcare-Products — 1.5%
Avantor Funding, Inc.
144A,4.625%, 7/15/28	1,526,000	1,501,869
144A,3.875%, 11/1/29	897,000	852,285
Bausch + Lomb Corp.,144A,8.375%, 10/1/28	1,378,000	1,435,394
DENTSPLY SIRONA, Inc.,8.375%, 9/12/55	541,000	550,682
Embecta Corp.,144A,5.00%, 2/15/30 (a)	552,000	517,272
Garden Spinco Corp.,144A,8.625%, 7/20/30	345,000	361,368
Hologic, Inc.
144A,4.625%, 2/1/28	394,000	390,160
144A,3.25%, 2/15/29	935,000	893,267
Insulet Corp.,144A,6.50%, 4/1/33	443,000	459,280
Medline Borrower LP
144A,3.875%, 4/1/29	4,550,000	4,369,123
144A,5.25%, 10/1/29	2,461,000	2,437,074
Medline Borrower LP/Medline Co.-Issuer, Inc.,144A,6.25%, 4/1/29	1,477,000	1,517,315
Sotera Health Holdings LLC,144A,7.375%, 6/1/31	738,000	775,743
Teleflex, Inc.
4.625%, 11/15/27	492,000	486,660
144A,4.25%, 6/1/28	496,000	485,915

	Principal Amount $	Value $
Varex Imaging Corp.,144A,7.875%, 10/15/27	362,000	369,120

(Cost $17,046,290)		17,402,527

Healthcare-Services — 4.6%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28	503,000	500,464
144A,5.00%, 4/15/29	468,000	457,427
144A,7.375%, 3/15/33 (a)	561,000	584,216
AHP Health Partners, Inc.,144A,5.75%, 7/15/29	295,000	292,917
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	492,000	480,478
144A,3.75%, 3/15/29	492,000	466,436
144A,4.00%, 3/15/31	492,000	455,151
CHS/Community Health Systems, Inc.
144A,6.00%, 1/15/29	761,000	733,641
144A,5.25%, 5/15/30	1,645,000	1,474,455
144A,4.75%, 2/15/31	1,041,000	887,342
144A,10.875%, 1/15/32	2,245,000	2,375,729
144A,9.75%, 1/15/34	1,720,000	1,741,995
Concentra Health Services, Inc.,144A,6.875%, 7/15/32	640,000	663,459
DaVita, Inc.
144A,4.625%, 6/1/30	2,787,000	2,683,113
144A,3.75%, 2/15/31	1,507,000	1,375,143
144A,6.875%, 9/1/32	1,004,000	1,038,670
144A,6.75%, 7/15/33	1,004,000	1,040,574
Encompass Health Corp.
4.50%, 2/1/28	787,000	779,459
4.75%, 2/1/30	787,000	775,856
4.625%, 4/1/31	394,000	382,000
Fortrea Holdings, Inc.,144A,7.50%, 7/1/30	561,000	534,479
Global Medical Response, Inc.,144A,10.00% PIK, 10/31/28	575,497	575,497
Hah Group Holding Co. LLC,144A,9.75%, 10/1/31	684,000	632,423
HealthEquity, Inc.,144A,4.50%, 10/1/29	701,000	677,649
IQVIA, Inc.
144A,5.00%, 10/15/26	1,053,000	1,052,033
144A,5.00%, 5/15/27	1,083,000	1,078,631
144A,6.50%, 5/15/30	492,000	510,179
144A,6.25%, 6/1/32	1,969,000	2,029,679
Kedrion SpA,144A,6.50%, 9/1/29	858,000	842,288
LifePoint Health, Inc.
144A,9.875%, 8/15/30	787,000	852,141
144A,11.00%, 10/15/30	1,083,000	1,193,872
144A,8.375%, 2/15/32	689,000	730,078

See Notes to Financial Statements.

DBX ETF Trust | 55

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Molina Healthcare, Inc.
144A,4.375%, 6/15/28	787,000	767,025
144A,3.875%, 11/15/30	640,000	587,875
144A,3.875%, 5/15/32	798,000	713,512
144A,6.25%, 1/15/33	738,000	743,249
Pediatrix Medical Group, Inc.,144A,5.375%, 2/15/30	529,000	523,300
Prime Healthcare Services, Inc.,144A,9.375%, 9/1/29	1,497,000	1,544,769
Radiology Partners, Inc.,144A,8.50%, 7/15/32	926,000	945,316
Select Medical Corp.,144A,6.25%, 12/1/32 (a)	581,000	584,359
Star Parent, Inc.,144A,9.00%, 10/1/30	1,104,000	1,168,744
Team Health Holdings, Inc.,144A,8.375%, 6/30/28	423,000	428,190
Tenet Healthcare Corp.
6.25%, 2/1/27	1,497,000	1,497,876
5.125%, 11/1/27	1,507,000	1,502,622
4.625%, 6/15/28	591,000	584,293
6.125%, 10/1/28	2,461,000	2,462,777
4.25%, 6/1/29	1,418,000	1,380,456
4.375%, 1/15/30	1,590,000	1,544,001
6.125%, 6/15/30	1,969,000	1,999,140
6.75%, 5/15/31	1,329,000	1,381,308
6.875%, 11/15/31	356,000	382,284
Toledo Hospital
Series B, 5.325%, 11/15/28	330,000	332,736
4.982%, 11/15/45	269,000	219,184
6.015%, 11/15/48	394,000	365,435
US Acute Care Solutions LLC,144A,9.75%, 5/15/29	984,000	1,009,805

(Cost $51,453,468)		52,565,730

Household Products/Wares — 0.1%
ACCO Brands Corp.,144A,4.25%, 3/15/29	542,000	486,180
Central Garden & Pet Co.
5.125%, 2/1/28	295,000	293,677
4.125%, 10/15/30	592,000	559,939
144A,4.125%, 4/30/31	394,000	367,158

(Cost $1,678,331)		1,706,954

Pharmaceuticals — 2.0%
1261229 BC Ltd.,144A,10.00%, 4/15/32	4,406,000	4,574,975
180 Medical, Inc.,144A,3.875%, 10/15/29	492,000	471,898
AdaptHealth LLC
144A,6.125%, 8/1/28	535,000	532,820
144A,4.625%, 8/1/29	492,000	465,184
144A,5.125%, 3/1/30	591,000	563,705
Amneal Pharmaceuticals LLC,144A,6.875%, 8/1/32	661,000	680,113

	Principal Amount $	Value $
BellRing Brands, Inc.,144A,7.00%, 3/15/30	827,000	855,342
CVS Health Corp.
6.75%, 12/10/54	738,000	748,117
7.00%, 3/10/55	2,295,000	2,389,343
Elanco Animal Health, Inc.,6.65%, 8/28/28	720,000	749,598
Endo Finance Holdings, Inc.,144A,8.50%, 4/15/31	984,000	1,047,573
Grifols SA,144A,4.75%, 10/15/28	694,000	672,498
HLF Financing Sarl LLC / Herbalife International, Inc.
144A,12.25%, 4/15/29	787,000	853,918
144A,4.875%, 6/1/29	591,000	517,468
Jazz Securities DAC,144A,4.375%, 1/15/29	1,477,000	1,445,904
Option Care Health, Inc.,144A,4.375%, 10/31/29	592,000	570,861
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28	2,067,000	1,979,454
144A,5.125%, 4/30/31	1,781,000	1,526,110
144A,6.75%, 5/15/34	522,000	494,188
144A,7.875%, 5/15/34	492,000	443,540
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)	471,000	400,032
144A,6.625%, 4/1/30 (a)	594,000	515,255
Paradigm Parent LLC And Paradigm Parent Co.-Issuer, Inc.,144A,8.75%, 4/17/32	492,000	469,973

(Cost $22,449,229)		22,967,869

Diversified — 0.2%
Holding Companies-Diversified — 0.2%
Clue Opco LLC,144A,9.50%, 10/15/31 (a)	714,000	760,128
Stena International SA
144A,7.25%, 1/15/31	847,000	863,830
144A,7.625%, 2/15/31	394,000	406,444

(Cost $1,971,280)		2,030,402

Energy — 12.8%
Coal — 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.,144A,8.625%, 6/15/29	394,000	416,369
SunCoke Energy, Inc.,144A,4.875%, 6/30/29	492,000	449,140

(Cost $857,541)		865,509

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC
144A,5.00%, 1/31/28	729,000	722,784
144A,4.75%, 1/15/30	689,000	664,835

See Notes to Financial Statements.

56 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Topaz Solar Farms LLC,144A,5.75%, 9/30/39	489,173	493,527

(Cost $1,837,955)		1,881,146

Oil & Gas — 6.1%
Aethon United BR LP / Aethon United Finance Corp.,144A,7.50%, 10/1/29	984,000	1,026,354
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,9.00%, 11/1/27	213,000	257,464
144A,5.875%, 6/30/29	409,000	408,014
144A,6.625%, 10/15/32	590,000	600,624
144A,6.625%, 7/15/33	492,000	499,432
Baytex Energy Corp.
144A,8.50%, 4/30/30	748,000	763,495
144A,7.375%, 3/15/32 (a)	586,000	572,580
Borr IHC Ltd / Borr Finance LLC
144A,10.00%, 11/15/28	1,209,841	1,228,097
144A,10.375%, 11/15/30	633,267	639,970
California Resources Corp.,144A,8.25%, 6/15/29	886,000	915,394
Caturus Energy LLC,144A,8.50%, 2/15/30	492,000	510,451
Chord Energy Corp.,144A,6.75%, 3/15/33	738,000	756,905
CITGO Petroleum Corp.,144A,8.375%, 1/15/29	1,083,000	1,129,476
Civitas Resources, Inc.
144A,5.00%, 10/15/26	394,000	392,913
144A,8.375%, 7/1/28	1,329,000	1,380,189
144A,8.625%, 11/1/30	1,014,000	1,055,618
144A,8.75%, 7/1/31	1,429,000	1,470,044
144A,9.625%, 6/15/33	738,000	781,130
CNX Resources Corp.
144A,6.00%, 1/15/29	602,000	603,296
144A,7.375%, 1/15/31	492,000	510,262
144A,7.25%, 3/1/32	591,000	613,249
Comstock Resources, Inc.
144A,6.75%, 3/1/29	1,205,000	1,187,944
144A,6.75%, 3/1/29	384,000	377,974
144A,5.875%, 1/15/30	980,000	919,750
Crescent Energy Finance LLC
144A,9.25%, 2/15/28	467,000	485,950
144A,7.625%, 4/1/32	1,113,000	1,108,474
144A,7.375%, 1/15/33	994,000	971,206
144A,8.375%, 1/15/34	621,000	630,182
CVR Energy, Inc.
144A,5.75%, 2/15/28	394,000	383,937
144A,8.50%, 1/15/29	591,000	597,367
Diamond Foreign Asset Co. / Diamond Finance LLC,144A,8.50%, 10/1/30	541,000	573,830

	Principal Amount $	Value $
Energean PLC,144A,6.50%, 4/30/27 (a)	443,000	438,094
EnQuest PLC,144A,11.625%, 11/1/27	458,000	473,630
Gulfport Energy Operating Corp.,144A,6.75%, 9/1/29	680,000	695,686
Hilcorp Energy I LP / Hilcorp Finance Co.
144A,6.25%, 11/1/28	591,000	594,106
144A,5.75%, 2/1/29	591,000	583,360
144A,6.00%, 4/15/30	492,000	486,905
144A,6.00%, 2/1/31	591,000	568,685
144A,6.25%, 4/15/32	517,000	494,931
144A,8.375%, 11/1/33	591,000	617,120
144A,6.875%, 5/15/34	572,000	549,042
144A,7.25%, 2/15/35	984,000	960,109
Ithaca Energy North Sea PLC,144A,8.125%, 10/15/29	738,000	768,079
Karoon USA Finance, Inc.,144A,10.50%, 5/14/29	345,000	358,059
Kraken Oil & Gas Partners LLC,144A,7.625%, 8/15/29	492,000	489,612
Long Ridge Energy LLC,144A,8.75%, 2/15/32	631,000	653,578
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.,144A,6.875%, 12/1/32	394,000	404,789
Matador Resources Co.
144A,6.875%, 4/15/28	492,000	503,401
144A,6.50%, 4/15/32	906,000	919,209
144A,6.25%, 4/15/33	738,000	743,455
MEG Energy Corp.,144A,5.875%, 2/1/29	591,000	594,699
Moss Creek Resources Holdings, Inc.,144A,8.25%, 9/1/31	778,000	769,420
Murphy Oil Corp.
6.00%, 10/1/32	671,000	653,411
5.875%, 12/1/42	334,000	280,257
Nabors Industries, Inc.
144A,7.375%, 5/15/27	675,000	686,250
144A,9.125%, 1/31/30	670,000	686,569
Noble Finance II LLC,144A,8.00%, 4/15/30	1,428,000	1,478,400
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28	694,000	699,234
144A,8.75%, 6/15/31	542,000	556,814
Parkland Corp.
144A,5.875%, 7/15/27	562,000	561,645
144A,4.50%, 10/1/29	787,000	764,277
144A,4.625%, 5/1/30	787,000	761,772
144A,6.625%, 8/15/32	492,000	506,724
PBF Holding Co. LLC / PBF Finance Corp. 6.00%, 2/15/28	944,000	927,242

See Notes to Financial Statements.

DBX ETF Trust | 57

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
144A,9.875%, 3/15/30	787,000	812,530
144A,7.875%, 9/15/30	492,000	476,398
Permian Resources Operating LLC
144A,8.00%, 4/15/27	551,000	561,292
144A,5.875%, 7/1/29	689,000	689,149
144A,9.875%, 7/15/31	320,000	347,375
144A,7.00%, 1/15/32	984,000	1,020,221
144A,6.25%, 2/1/33	1,054,000	1,073,609
Precision Drilling Corp.,144A,6.875%, 1/15/29	394,000	397,345
Range Resources Corp.
8.25%, 1/15/29	787,000	807,661
144A,4.75%, 2/15/30	492,000	479,941
Saturn Oil & Gas, Inc.,144A,9.625%, 6/15/29	560,000	571,715
Seadrill Finance Ltd.,144A,8.375%, 8/1/30	606,000	629,342
SM Energy Co.
6.75%, 9/15/26	413,000	412,255
6.625%, 1/15/27	465,000	465,341
6.50%, 7/15/28	394,000	397,739
144A,6.75%, 8/1/29	738,000	745,365
144A,7.00%, 8/1/32	758,000	763,451
Sunoco LP
144A,7.00%, 5/1/29	738,000	766,404
144A,7.25%, 5/1/32	738,000	780,715
144A,6.25%, 7/1/33	1,004,000	1,026,113
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	491,000	491,395
5.875%, 3/15/28	393,000	394,377
144A,7.00%, 9/15/28	492,000	508,293
4.50%, 5/15/29	787,000	767,123
4.50%, 4/30/30	967,000	934,479
Talos Production, Inc.
144A,9.00%, 2/1/29	655,000	674,256
144A,9.375%, 2/1/31	635,000	658,038
Teine Energy Ltd.,144A,6.875%, 4/15/29	394,000	387,745
TGNR Intermediate Holdings LLC,144A,5.50%, 10/15/29	689,000	672,633
Transocean Aquila Ltd.,144A,8.00%, 9/30/28	313,108	321,497
Transocean Titan Financing Ltd.,144A,8.375%, 2/1/28	613,619	629,808
Transocean, Inc.,144A,8.75%, 2/15/30	867,750	918,675
Valaris Ltd.,144A,8.375%, 4/30/30	1,083,000	1,127,496
Vermilion Energy, Inc.
144A,6.875%, 5/1/30	394,000	380,370
144A,7.25%, 2/15/33 (a)	384,000	360,908

	Principal Amount $	Value $
Vital Energy, Inc.
144A,7.75%, 7/31/29	294,000	293,969
9.75%, 10/15/30	378,000	393,413
144A,7.875%, 4/15/32 (a)	984,000	969,525
W&T Offshore, Inc.,144A,10.75%, 2/1/29	350,000	328,146
Wildfire Intermediate Holdings LLC,144A,7.50%, 10/15/29	591,000	599,307

(Cost $68,415,149)		69,615,549

Oil & Gas Services — 0.9%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.875%, 4/1/27	295,000	295,269
144A,6.25%, 4/1/28	787,000	789,636
144A,6.625%, 9/1/32	689,000	706,285
Aris Water Holdings LLC,144A,7.25%, 4/1/30	492,000	519,121
Bristow Group, Inc.,144A,6.875%, 3/1/28	394,000	394,606
CHC Group LLC,144A,11.75%, 9/1/30	550,000	547,501
Enerflex Ltd.,144A,9.00%, 10/15/27	554,000	568,646
Helix Energy Solutions Group, Inc.,144A,9.75%, 3/1/29	295,000	307,049
Kodiak Gas Services LLC,144A,7.25%, 2/15/29	788,000	815,076
Oceaneering International, Inc.,6.00%, 2/1/28	295,000	298,055
Star Holding LLC,144A,8.75%, 8/1/31	345,000	343,733
Tgs ASA,144A,8.50%, 1/15/30	541,000	552,160
Tidewater, Inc.,144A,9.125%, 7/15/30	700,000	746,892
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	738,000	738,157
144A,7.125%, 3/15/29	984,000	1,008,675
Viridien,144A,10.00%, 10/15/30	443,000	442,703
Weatherford International Ltd.,144A,8.625%, 4/30/30	1,512,000	1,549,661

(Cost $10,526,645)		10,623,225

Pipelines — 5.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,5.75%, 3/1/27	640,000	639,844
144A,5.75%, 1/15/28	670,000	671,847
144A,5.375%, 6/15/29	738,000	733,598
144A,6.625%, 2/1/32	591,000	611,212
Blue Racer Midstream LLC / Blue Racer Finance Corp.
144A,7.00%, 7/15/29	492,000	511,860
144A,7.25%, 7/15/32	492,000	522,126

See Notes to Financial Statements.

58 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Buckeye Partners LP
3.95%, 12/1/26	601,000	593,758
4.125%, 12/1/27	394,000	387,573
144A,4.50%, 3/1/28	492,000	484,250
144A,6.875%, 7/1/29	591,000	612,482
144A,6.75%, 2/1/30	492,000	511,013
5.85%, 11/15/43	414,000	370,857
5.60%, 10/15/44	295,000	255,586
CNX Midstream Partners LP,144A,4.75%, 4/15/30	394,000	373,741
CQP Holdco LP / BIP-V Chinook Holdco LLC
144A,5.50%, 6/15/31	1,428,000	1,408,374
144A,7.50%, 12/15/33	492,000	527,636
Delek Logistics Partners LP / Delek Logistics Finance Corp.
144A,7.125%, 6/1/28	394,000	395,515
144A,8.625%, 3/15/29	1,034,000	1,080,847
144A,7.375%, 6/30/33	749,000	749,486
Energy Transfer LP
8.00%, 5/15/54	787,000	838,478
7.125%, 10/1/54	394,000	407,037
6.50%, 2/15/56	1,200,000	1,192,178
6.75%, 2/15/56	800,000	796,079
Excelerate Energy LP,144A,8.00%, 5/15/30	787,000	838,066
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 2/1/28	869,000	878,546
8.25%, 1/15/29	591,000	617,029
8.875%, 4/15/30	492,000	520,718
7.875%, 5/15/32	689,000	715,147
8.00%, 5/15/33	591,000	617,330
Global Partners LP / GLP Finance Corp.
6.875%, 1/15/29	345,000	349,625
144A,8.25%, 1/15/32	443,000	465,704
144A,7.125%, 7/1/33	443,000	453,409
Harvest Midstream I LP
144A,7.50%, 9/1/28	802,000	810,614
144A,7.50%, 5/15/32	562,000	578,642
Hess Midstream Operations LP
144A,5.875%, 3/1/28	787,000	800,192
144A,5.125%, 6/15/28	561,000	559,753
144A,6.50%, 6/1/29	601,000	621,410
144A,4.25%, 2/15/30	738,000	716,624
144A,5.50%, 10/15/30	394,000	396,142
Howard Midstream Energy Partners LLC
144A,7.375%, 7/15/32	591,000	616,306
144A,6.625%, 1/15/34	750,000	762,254
ITT Holdings LLC,144A,6.50%, 8/1/29	1,201,000	1,177,339

	Principal Amount $	Value $
Kinetik Holdings LP
144A,6.625%, 12/15/28	1,034,000	1,063,797
144A,5.875%, 6/15/30	984,000	992,428
Martin Midstream Partners LP / Martin Midstream Finance Corp.,144A,11.50%, 2/15/28	394,000	416,107
NGL Energy Operating LLC / NGL Energy Finance Corp.
144A,8.125%, 2/15/29	886,000	903,770
144A,8.375%, 2/15/32	1,311,000	1,331,799
Northriver Midstream Finance LP,144A,6.75%, 7/15/32	600,000	616,181
NuStar Logistics LP
5.625%, 4/28/27	571,000	574,053
6.375%, 10/1/30	591,000	611,917
Prairie Acquiror LP,144A,9.00%, 8/1/29	394,000	410,790
Rockies Express Pipeline LLC
144A,4.95%, 7/15/29	541,000	532,304
144A,4.80%, 5/15/30	345,000	335,927
144A,6.75%, 3/15/33	492,000	513,932
144A,7.50%, 7/15/38	276,000	284,807
144A,6.875%, 4/15/40	492,000	495,340
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 3/1/55	635,000	663,697
7.625%, 3/1/55	530,000	551,516
Summit Midstream Holdings LLC,144A,8.625%, 10/31/29	862,000	859,579
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,6.00%, 3/1/27	403,000	402,493
144A,5.50%, 1/15/28	738,000	736,759
144A,7.375%, 2/15/29	787,000	810,881
144A,6.00%, 12/31/30	714,000	703,431
144A,6.00%, 9/1/31	529,000	519,725
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	1,230,000	1,179,190
144A,6.25%, 1/15/30	984,000	1,024,699
144A,4.125%, 8/15/31	1,270,000	1,192,401
144A,3.875%, 11/1/33	1,230,000	1,095,692
Venture Global LNG, Inc. 144A,8.125%, 6/1/28	2,275,000	2,357,362
144A,9.50%, 2/1/29	2,953,000	3,246,570
144A,7.00%, 1/15/30 (a)	1,477,000	1,521,969
144A,8.375%, 6/1/31	2,375,000	2,491,798
144A,9.875%, 2/1/32	2,159,000	2,350,890
Venture Global Plaquemines LNG LLC
144A,6.50%, 1/15/34	1,994,000	2,081,670
144A,6.75%, 1/15/36	1,999,000	2,097,851

(Cost $60,656,895)		62,141,552

See Notes to Financial Statements.

DBX ETF Trust | 59

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Financial — 4.6%
Real Estate — 0.8%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30 (a)	659,000	648,771
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.,144A,9.75%, 4/15/30	522,000	554,500
CoreLogic, Inc.,144A,4.50%, 5/1/28	738,000	708,120
Cushman & Wakefield US Borrower LLC
144A,6.75%, 5/15/28	640,000	646,308
144A,8.875%, 9/1/31	394,000	422,498
Five Point Operating Co. LP / Five Point Capital Corp.,144A,10.50%, 1/15/28 (b)	514,561	518,132
Greystar Real Estate Partners LLC,144A,7.75%, 9/1/30	394,000	417,205
Howard Hughes Corp.
144A,5.375%, 8/1/28	738,000	737,350
144A,4.125%, 2/1/29	640,000	612,205
144A,4.375%, 2/1/31	700,000	651,969
Hunt Cos., Inc.,144A,5.25%, 4/15/29	625,000	611,947
Kennedy-Wilson, Inc.
4.75%, 3/1/29	591,000	562,814
4.75%, 2/1/30	641,000	600,861
5.00%, 3/1/31 (a)	591,000	551,743
Newmark Group, Inc.,7.50%, 1/12/29	467,000	499,331

(Cost $8,407,933)		8,743,754

Real Estate Investment Trusts — 3.8%
Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29 (a)	592,000	569,140
Arbor Realty SR, Inc.,144A,7.875%, 7/15/30	492,000	512,174
Blackstone Mortgage Trust, Inc.
144A,3.75%, 1/15/27	330,000	322,652
144A,7.75%, 12/1/29	443,000	472,376
Brandywine Operating Partnership LP
3.95%, 11/15/27	443,000	431,329
8.30%, 3/15/28	345,000	366,875
8.875%, 4/12/29	631,000	686,007
4.55%, 10/1/29	345,000	330,833
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL,144A,4.50%, 4/1/27	490,000	481,528
Diversified Healthcare Trust,4.375%, 3/1/31	500,000	424,594

	Principal Amount $	Value $
Global Net Lease, Inc.,144A,4.50%, 9/30/28	492,000	478,238
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,144A,3.75%, 12/15/27	492,000	477,209
Hudson Pacific Properties LP
3.95%, 11/1/27	474,000	453,137
5.95%, 2/15/28	395,000	386,409
4.65%, 4/1/29	492,000	452,189
3.25%, 1/15/30	394,000	333,317
Iron Mountain Information Management Services, Inc.,144A,5.00%, 7/15/32	738,000	709,367
Iron Mountain, Inc.
144A,4.875%, 9/15/27	1,004,000	997,588
144A,5.25%, 3/15/28	832,000	830,029
144A,5.00%, 7/15/28	492,000	488,287
144A,7.00%, 2/15/29	994,000	1,023,879
144A,4.875%, 9/15/29	1,094,000	1,075,347
144A,5.25%, 7/15/30	1,280,000	1,266,614
144A,4.50%, 2/15/31	1,083,000	1,030,296
144A,5.625%, 7/15/32	671,000	665,085
144A,6.25%, 1/15/33	1,181,000	1,208,507
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,4.25%, 2/1/27	590,000	580,331
144A,4.75%, 6/15/29	624,000	610,176
5.50%, 8/1/30	492,000	501,264
144A,7.00%, 7/15/31	492,000	517,308
Millrose Properties, Inc.,144A,6.375%, 8/1/30	1,250,000	1,261,250
MPT Operating Partnership LP / MPT Finance Corp.,144A,8.50%, 2/15/32	1,497,000	1,569,498
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,5.875%, 10/1/28	884,000	883,100
144A,4.875%, 5/15/29	738,000	718,340
144A,7.00%, 2/1/30	541,000	558,626
Pebblebrook Hotel LP / PEB Finance Corp.,144A,6.375%, 10/15/29	394,000	398,142
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	739,000	737,116
144A,7.25%, 7/15/28	445,000	458,013
144A,4.50%, 2/15/29	591,000	577,542
144A,6.50%, 4/1/32	1,014,000	1,042,193
144A,6.50%, 6/15/33	615,000	635,214
Rithm Capital Corp.
144A,8.00%, 4/1/29	853,000	873,203
144A,8.00%, 7/15/30	492,000	502,317

See Notes to Financial Statements.

60 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
RLJ Lodging Trust LP,144A,4.00%, 9/15/29	492,000	461,673
SBA Communications Corp.
3.875%, 2/15/27	1,492,000	1,466,634
3.125%, 2/1/29	1,476,000	1,387,101
Service Properties Trust
4.75%, 10/1/26	443,000	438,913
4.95%, 2/15/27	394,000	381,997
5.50%, 12/15/27	443,000	437,210
3.95%, 1/15/28	394,000	366,029
8.375%, 6/15/29	689,000	710,982
4.95%, 10/1/29	418,000	369,817
4.375%, 2/15/30 (a)	464,000	394,716
144A,8.625%, 11/15/31	984,000	1,048,820
8.875%, 6/15/32	492,000	507,757
Starwood Property Trust, Inc.
144A,4.375%, 1/15/27	502,000	496,251
144A,7.25%, 4/1/29	591,000	619,341
144A,6.50%, 7/1/30	492,000	510,639
144A,6.50%, 10/15/30	492,000	507,885
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	2,239,000	2,355,943
144A,4.75%, 4/15/28	561,000	547,308
Vornado Realty LP,3.40%, 6/1/31	345,000	307,627
XHR LP
144A,4.875%, 6/1/29	492,000	478,730
144A,6.625%, 5/15/30	394,000	404,411

(Cost $42,003,512)		43,096,423

REITS — 0.0%
Starwood Property Trust, Inc.,144A,6.00%, 4/15/30

(Cost $390,183)	394,000	400,325

Industrial — 12.0%
Aerospace/Defense — 2.6%
AAR Escrow Issuer LLC,144A,6.75%, 3/15/29	681,000	700,761
ATI, Inc.,7.25%, 8/15/30	443,000	466,657
Bombardier, Inc.
144A,6.00%, 2/15/28	748,000	748,867
144A,7.50%, 2/1/29	738,000	770,173
144A,8.75%, 11/15/30	764,000	823,353
144A,7.25%, 7/1/31	788,000	830,778
144A,7.00%, 6/1/32	738,000	770,600
144A,6.75%, 6/15/33	492,000	511,612
144A,7.45%, 5/1/34	542,000	590,746
Efesto Bidco S.p.A Efesto US LLC,144A, Series XR, 7.50%, 2/15/32	872,000	890,687
Goat Holdco LLC,144A,6.75%, 2/1/32	738,000	750,804

	Principal Amount $	Value $
Moog, Inc.,144A,4.25%, 12/15/27	492,000	484,308
Spirit AeroSystems, Inc.
144A,9.375%, 11/30/29	886,000	937,050
144A,9.75%, 11/15/30	1,201,000	1,322,685
TransDigm, Inc.
144A,6.75%, 8/15/28	2,066,000	2,123,925
4.625%, 1/15/29	1,206,000	1,180,089
144A,6.375%, 3/1/29	2,706,000	2,770,492
4.875%, 5/1/29	818,000	803,099
144A,6.875%, 12/15/30	1,607,000	1,666,451
144A,7.125%, 12/1/31	1,124,000	1,171,613
144A,6.625%, 3/1/32	2,165,000	2,229,287
144A,6.00%, 1/15/33	1,517,000	1,534,031
144A,6.375%, 5/31/33	2,608,000	2,642,658
144A,6.25%, 1/31/34	500,000	513,026
144A,6.75%, 1/31/34	2,000,000	2,064,523

(Cost $28,853,314)		29,298,275

Building Materials — 2.6%
AmeriTex HoldCo Intermediate LLC,144A,7.625%, 8/15/33	758,000	782,114
Boise Cascade Co.,144A,4.875%, 7/1/30 (a)	394,000	385,263
Builders FirstSource, Inc.
144A,5.00%, 3/1/30	541,000	535,045
144A,4.25%, 2/1/32	1,310,000	1,231,295
144A,6.375%, 6/15/32	699,000	720,820
144A,6.375%, 3/1/34	1,064,000	1,095,847
144A,6.75%, 5/15/35	738,000	769,626
Camelot Return Merger Sub, Inc.,144A,8.75%, 8/1/28	699,000	672,594
Cornerstone Building Brands, Inc.,144A,9.50%, 8/15/29	512,000	492,784
CP Atlas Buyer, Inc.,144A,9.75%, 7/15/30	500,000	515,900
Emerald Debt Merger Sub LLC,144A,6.625%, 12/15/30	2,732,000	2,805,835
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.,144A,6.75%, 7/15/31	492,000	508,900
Griffon Corp.,5.75%, 3/1/28	959,000	957,616
James Hardie International Finance DAC,144A,5.00%, 1/15/28	394,000	389,085
JELD-WEN, Inc.
144A,4.875%, 12/15/27 (a)	464,000	456,510
144A,7.00%, 9/1/32	365,000	315,350
Knife River Corp.,144A,7.75%, 5/1/31	418,000	438,402
Louisiana-Pacific Corp.,144A,3.625%, 3/15/29	345,000	331,768
Masterbrand, Inc.,144A,7.00%, 7/15/32	689,000	713,737
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC,144A,6.75%, 4/1/32	759,000	782,425

See Notes to Financial Statements.

DBX ETF Trust | 61

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
MIWD Holdco II LLC / MIWD Finance Corp.,144A,5.50%, 2/1/30	492,000	483,655
New Enterprise Stone & Lime Co., Inc.,144A,5.25%, 7/15/28	716,000	707,747
Quikrete Holdings, Inc.
144A,6.375%, 3/1/32	3,888,000	4,009,893
144A,6.75%, 3/1/33	1,577,000	1,634,611
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28	1,133,000	1,135,576
144A,8.875%, 11/15/31	1,083,000	1,155,303
Standard Building Solutions, Inc.
144A,6.50%, 8/15/32	984,000	1,015,598
144A,6.25%, 8/1/33	1,100,000	1,122,672
Standard Industries, Inc.
144A,4.75%, 1/15/28	1,014,000	1,004,555
144A,4.375%, 7/15/30	1,543,000	1,478,626
144A,3.375%, 1/15/31	1,173,000	1,064,532

(Cost $29,206,338)		29,713,684

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.
144A,6.50%, 12/31/27	304,000	306,654
144A,4.75%, 6/15/28	605,000	594,913
144A,4.375%, 3/31/29	799,000	764,921
EnerSys
144A,4.375%, 12/15/27	299,000	293,801
144A,6.625%, 1/15/32	295,000	303,857
WESCO Distribution, Inc.
144A,7.25%, 6/15/28	1,304,000	1,324,182
144A,6.375%, 3/15/29	886,000	912,205
144A,6.625%, 3/15/32	837,000	867,865
144A,6.375%, 3/15/33	807,000	837,033

(Cost $6,107,264)		6,205,431

Electronics — 0.6%
Atkore, Inc.,144A,4.25%, 6/1/31	394,000	365,919
Coherent Corp.,144A,5.00%, 12/15/29	1,074,000	1,055,478
Imola Merger Corp.,144A,4.75%, 5/15/29	1,969,000	1,919,587
Sensata Technologies BV
144A,4.00%, 4/15/29	984,000	942,501
144A,5.875%, 9/1/30	532,000	536,618
Sensata Technologies, Inc.
144A,4.375%, 2/15/30	443,000	426,481
144A,3.75%, 2/15/31	738,000	678,318
144A,6.625%, 7/15/32	492,000	508,158
TTM Technologies, Inc.,144A,4.00%, 3/1/29	492,000	470,671

(Cost $6,747,138)		6,903,731

	Principal Amount $	Value $
Engineering & Construction — 0.7%
AECOM,144A,6.00%, 8/1/33	1,181,000	1,205,394
Arcosa, Inc.
144A,4.375%, 4/15/29	394,000	382,553
144A,6.875%, 8/15/32	681,000	710,428
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C,144A,7.875%, 2/3/30	492,000	500,798
Brundage-Bone Concrete Pumping Holdings, Inc.,144A,7.50%, 2/1/32	418,000	417,061
Dycom Industries, Inc.,144A,4.50%, 4/15/29	496,000	483,846
Fluor Corp.,4.25%, 9/15/28	499,000	490,955
Global Infrastructure Solutions, Inc.
144A,5.625%, 6/1/29	394,000	395,119
144A,7.50%, 4/15/32	295,000	307,085
HTA Group Ltd./ Mauritius,144A,7.50%, 6/4/29	837,000	867,420
Railworks Holdings LP / Railworks Rally, Inc.,144A,8.25%, 11/15/28	320,000	327,165
TopBuild Corp.
144A,3.625%, 3/15/29	394,000	376,277
144A,4.125%, 2/15/32	492,000	458,547
Tutor Perini Corp.,144A,11.875%, 4/30/29	394,000	442,345
Weekley Homes LLC / Weekley Finance Corp.,144A,4.875%, 9/15/28	394,000	383,600

(Cost $7,565,357)		7,748,593

Environmental Control — 0.8%
Clean Harbors, Inc.
144A,4.875%, 7/15/27	537,000	534,474
144A,5.125%, 7/15/29	335,000	331,935
144A,6.375%, 2/1/31	492,000	504,177
Enviri Corp.,144A,5.75%, 7/31/27	468,000	462,739
GFL Environmental, Inc.
144A,4.00%, 8/1/28	748,000	729,285
144A,4.75%, 6/15/29	738,000	726,198
144A,4.375%, 8/15/29	591,000	574,842
144A,6.75%, 1/15/31	1,004,000	1,048,108
Luna 1.5 Sarl,144A,12.00%, 7/1/32	450,000	458,915
Madison IAQ LLC,144A,4.125%, 6/30/28	689,000	669,826
Reworld Holding Corp.
144A,4.875%, 12/1/29	753,000	728,100
5.00%, 9/1/30	424,000	409,190
Waste Pro USA, Inc.,144A,7.00%, 2/1/33	837,000	875,193

See Notes to Financial Statements.

62 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Wrangler Holdco Corp.,144A,6.625%, 4/1/32	492,000	512,887

(Cost $8,355,340)		8,565,869

Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc.
144A,4.125%, 6/30/28	394,000	384,901
144A,4.125%, 4/15/29	394,000	379,184
Manitowoc Co., (The), Inc.,144A,9.25%, 10/1/31	345,000	363,117
Terex Corp.
144A,5.00%, 5/15/29	641,000	630,505
144A,6.25%, 10/15/32	718,000	726,826

(Cost $2,432,382)		2,484,533

Machinery-Diversified — 0.6%
ATS Corp.,144A,4.125%, 12/15/28	375,000	358,731
Chart Industries, Inc.
144A,7.50%, 1/1/30	1,634,000	1,712,577
144A,9.50%, 1/1/31	422,000	451,946
Esab Corp.,144A,6.25%, 4/15/29	689,000	708,440
Husky Injection Molding Systems Ltd. / Titan Co.- Borrower LLC,144A,9.00%, 2/15/29	1,034,000	1,085,016
Mueller Water Products, Inc.,144A,4.00%, 6/15/29	443,000	425,943
TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	1,555,000	1,550,588

(Cost $6,184,892)		6,293,241

Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.
144A,5.00%, 9/30/27	345,000	342,548
144A,6.375%, 6/15/30	306,000	312,090
Park-Ohio Industries, Inc.,144A,8.50%, 8/1/30	345,000	350,837
Roller Bearing Co. of America, Inc.,144A,4.375%, 10/15/29	492,000	478,612
Vallourec SACA,144A,7.50%, 4/15/32	827,000	878,261

(Cost $2,291,768)		2,362,348

Miscellaneous Manufacturing — 0.5%
Amsted Industries, Inc.
144A,4.625%, 5/15/30	394,000	379,374
144A,6.375%, 3/15/33	572,000	585,891
Axon Enterprise, Inc.
144A,6.125%, 3/15/30	984,000	1,010,982
144A,6.25%, 3/15/33	738,000	762,878
Calderys Financing LLC,144A,11.25%, 6/1/28	541,000	572,570
Enpro, Inc.,144A,6.125%, 6/1/33	443,000	452,044

	Principal Amount $	Value $
Hillenbrand, Inc.
6.25%, 2/15/29	493,000	503,621
3.75%, 3/1/31	315,000	289,620
LSB Industries, Inc.,144A,6.25%, 10/15/28	439,000	435,550
Maxam Prill Sarl,144A,7.75%, 7/15/30	492,000	479,906
Trinity Industries, Inc.,144A,7.75%, 7/15/28	611,000	631,826

(Cost $6,001,527)		6,104,262

Packaging & Containers — 2.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	591,000	590,999
144A,3.25%, 9/1/28 (a)	591,000	558,532
Ball Corp.
6.875%, 3/15/28	688,000	702,330
6.00%, 6/15/29	984,000	1,009,404
2.875%, 8/15/30	1,280,000	1,157,883
3.125%, 9/15/31	837,000	754,454
5.50%, 9/15/33	800,000	809,661
Cascades, Inc./Cascades USA, Inc.
144A,5.375%, 1/15/28	568,000	559,612
144A,6.75%, 7/15/30	394,000	400,269
Clearwater Paper Corp.,144A,4.75%, 8/15/28	271,000	256,510
Clydesdale Acquisition Holdings, Inc.
144A,6.625%, 4/15/29	492,000	499,048
144A,6.875%, 1/15/30	492,000	505,825
144A,8.75%, 4/15/30	1,093,000	1,126,363
144A,6.75%, 4/15/32	1,393,000	1,431,259
Crown Americas LLC
5.25%, 4/1/30	492,000	498,476
144A,5.875%, 6/1/33	689,000	696,927
Crown Americas LLC / Crown Americas Capital Corp. V,4.25%, 9/30/26	394,000	392,183
Crown Cork & Seal Co., Inc.,7.375%, 12/15/26	345,000	355,111
Graphic Packaging International LLC
144A,4.75%, 7/15/27	295,000	291,533
144A,3.50%, 3/15/28	443,000	426,207
144A,3.50%, 3/1/29	345,000	326,288
144A,3.75%, 2/1/30	401,000	376,506
144A,6.375%, 7/15/32	492,000	499,895
Mauser Packaging Solutions Holding Co.,144A,7.875%, 4/15/27	2,654,000	2,685,591
OI European Group BV,144A,4.75%, 2/15/30	474,000	448,264

See Notes to Financial Statements.

DBX ETF Trust | 63

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Owens-Brockway Glass Container, Inc.
144A,6.625%, 5/13/27	602,000	601,529
144A,7.25%, 5/15/31 (a)	679,000	690,878
144A,7.375%, 6/1/32	325,000	327,635
Sealed Air Corp.
144A,4.00%, 12/1/27	418,000	409,208
144A,6.125%, 2/1/28	963,000	976,870
144A,5.00%, 4/15/29	418,000	414,593
144A,7.25%, 2/15/31	419,000	441,124
144A,6.50%, 7/15/32	494,000	510,998
144A,6.875%, 7/15/33	443,000	478,564
Silgan Holdings, Inc.,4.125%, 2/1/28	561,000	545,909
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC,144A,9.50%, 5/15/30	990,000	989,307
TriMas Corp.,144A,4.125%, 4/15/29	419,000	403,215
Trivium Packaging Finance BV,144A,8.25%, 7/15/30	591,000	627,731

(Cost $24,479,658)		24,776,691

Transportation — 0.5%
Beacon Mobility Corp.,144A,7.25%, 8/1/30	541,000	560,631
Danaos Corp.,144A,8.50%, 3/1/28	333,000	338,039
First Student Bidco, Inc. / First Transit Parent, Inc.,144A,4.00%, 7/31/29	615,000	583,048
Genesee & Wyoming, Inc.,144A,6.25%, 4/15/32	689,000	700,576
Rand Parent LLC,144A,8.50%, 2/15/30 (a)	837,000	867,426
RXO, Inc.,144A,7.50%, 11/15/27	349,000	355,806
Stonepeak Nile Parent LLC,144A,7.25%, 3/15/32	572,000	600,512
Watco Cos. LLC / Watco Finance Corp.,144A,7.125%, 8/1/32	689,000	720,375
XPO CNW, Inc.,6.70%, 5/1/34	295,000	308,550
XPO, Inc.
144A,7.125%, 6/1/31	443,000	461,130
144A,7.125%, 2/1/32	576,000	604,141

(Cost $5,972,995)		6,100,234

Technology — 4.3%
Computers — 0.9%
Amentum Holdings, Inc.,144A,7.25%, 8/1/32	1,084,000	1,130,561
ASGN, Inc.,144A,4.625%, 5/15/28	541,000	529,477
CACI International, Inc.,144A,6.375%, 6/15/33	984,000	1,014,939
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.,144A,6.00%, 11/1/29	572,000	547,306

	Principal Amount $	Value $
Crane NXT Co.,4.20%, 3/15/48	345,000	209,227
Crowdstrike Holdings, Inc.,3.00%, 2/15/29	738,000	695,518
Fortress Intermediate 3, Inc.,144A,7.50%, 6/1/31	738,000	776,176
Insight Enterprises, Inc.,144A,6.625%, 5/15/32	492,000	506,546
KBR, Inc.,144A,4.75%, 9/30/28	246,000	237,075
NCR Voyix Corp.
144A,5.00%, 10/1/28	650,000	640,792
144A,5.125%, 4/15/29	527,000	520,377
Science Applications International Corp.,144A,4.875%, 4/1/28	394,000	388,692
Seagate Data Storage Technology Pte Ltd.
144A,4.091%, 6/1/29	426,000	404,355
144A,8.25%, 12/15/29	484,000	514,102
144A,5.875%, 7/15/30	450,000	455,400
144A,8.50%, 7/15/31	463,000	491,330
144A,9.625%, 12/1/32	719,000	816,300
144A,5.75%, 12/1/34	362,000	351,535
Unisys Corp.,144A,10.625%, 1/15/31	699,000	727,771

(Cost $10,859,089)		10,957,479

Office/Business Equipment — 0.2%
Pitney Bowes, Inc.
144A,6.875%, 3/15/27	362,000	363,097
144A,7.25%, 3/15/29	321,000	322,550
Xerox Corp.
144A,10.25%, 10/15/30	395,000	409,885
144A,13.50%, 4/15/31	522,000	523,707
Zebra Technologies Corp.,144A,6.50%, 6/1/32	492,000	505,226

(Cost $2,068,043)		2,124,465

Semiconductors — 0.7%
Amkor Technology, Inc.,144A,6.625%, 9/15/27	394,000	393,631
ams-OSRAM AG,144A,12.25%, 3/30/29	738,000	799,199
Entegris, Inc.
144A,4.375%, 4/15/28	394,000	383,091
144A,4.75%, 4/15/29	1,575,000	1,552,363
144A,3.625%, 5/1/29	394,000	371,377
144A,5.95%, 6/15/30	931,000	942,966
Kioxia Holdings Corp.
144A,6.25%, 7/24/30	1,083,000	1,083,725
144A,6.625%, 7/24/33	1,113,000	1,105,949
ON Semiconductor Corp.,144A,3.875%, 9/1/28	689,000	669,513
Synaptics, Inc.,144A,4.00%, 6/15/29	394,000	376,066

(Cost $7,579,408)		7,677,880

See Notes to Financial Statements.

64 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Software — 2.5%
Capstone Borrower, Inc.,144A,8.00%, 6/15/30	812,000	850,223
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.,144A,8.00%, 6/15/29	763,000	663,181
Central Parent, Inc. / CDK Global, Inc.,144A,7.25%, 6/15/29	758,000	638,400
Cloud Software Group, Inc.
144A,6.50%, 3/31/29	3,987,000	4,030,845
144A,8.25%, 6/30/32	1,932,000	2,065,555
144A,6.625%, 8/15/33	1,000,000	1,013,823
Consensus Cloud Solutions, Inc.,144A,6.50%, 10/15/28	343,000	344,305
CoreWeave, Inc.
144A,9.25%, 6/1/30	1,969,000	1,976,059
144A,9.00%, 2/1/31	1,783,000	1,765,164
Dye & Durham Ltd.,144A,8.625%, 4/15/29	546,000	570,645
Elastic NV,144A,4.125%, 7/15/29	566,000	543,905
Ellucian Holdings, Inc.,144A,6.50%, 12/1/29	689,000	700,911
Fair Isaac Corp.
144A,4.00%, 6/15/28	906,000	882,708
144A,6.00%, 5/15/33	1,477,000	1,496,818
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL
144A,4.625%, 5/1/28	345,000	326,089
144A,8.75%, 5/1/29	759,000	778,673
Open Text Corp.
144A,3.875%, 2/15/28	886,000	861,192
144A,3.875%, 12/1/29	837,000	788,988
Open Text Holdings, Inc.
144A,4.125%, 2/15/30	926,000	874,190
144A,4.125%, 12/1/31	640,000	588,819
PTC, Inc.,144A,4.00%, 2/15/28	492,000	482,165
RingCentral, Inc.,144A,8.50%, 8/15/30	345,000	368,165
ROBLOX Corp.,144A,3.875%, 5/1/30	987,000	938,399
Rocket Software, Inc.,144A,9.00%, 11/28/28	787,000	810,260
Twilio, Inc.
3.625%, 3/15/29	492,000	469,616
3.875%, 3/15/31 (a)	492,000	459,534
UKG, Inc.,144A,6.875%, 2/1/31	2,621,000	2,710,271
ZoomInfo Technologies LLC / ZoomInfo Finance Corp.,144A,3.875%, 2/1/29	640,000	600,771

(Cost $28,201,389)		28,599,674

	Principal Amount $	Value $
Utilities — 4.2%
Electric — 3.7%
AES Corp.
7.60%, 1/15/55	935,000	960,737
6.95%, 7/15/55	492,000	476,002
Algonquin Power & Utilities Corp.,4.75%, 1/18/82	738,000	717,663
Alpha Generation LLC,144A,6.75%, 10/15/32	1,034,000	1,066,029
Atlantica Sustainable Infrastructure Ltd.,144A,4.125%, 6/15/28	394,000	381,578
Calpine Corp.
144A,4.50%, 2/15/28	1,230,000	1,218,206
144A,5.125%, 3/15/28	1,398,000	1,396,975
144A,4.625%, 2/1/29	660,000	652,093
144A,5.00%, 2/1/31	862,000	854,965
144A,3.75%, 3/1/31	906,000	860,835
Clearway Energy Operating LLC
144A,4.75%, 3/15/28	837,000	827,674
144A,3.75%, 2/15/31	961,000	883,934
144A,3.75%, 1/15/32	385,000	346,586
ContourGlobal Power Holdings SA,144A,6.75%, 2/28/30	502,000	518,315
DPL, Inc.,4.35%, 4/15/29	393,000	388,964
Edison International
8.125%, 6/15/53 (a)	492,000	492,175
7.875%, 6/15/54	443,000	437,934
Electricite de France SA,144A,9.125%, Perpetual	1,526,000	1,758,741
EUSHI Finance, Inc.,7.625%, 12/15/54	492,000	514,041
Leeward Renewable Energy Operations LLC,144A,4.25%, 7/1/29	369,000	347,174
Lightning Power LLC,144A,7.25%, 8/15/32	1,567,000	1,662,355
NRG Energy, Inc.
5.75%, 1/15/28	758,000	760,401
144A,3.375%, 2/15/29	502,000	475,621
144A,5.25%, 6/15/29	732,000	729,828
144A,5.75%, 7/15/29	786,000	785,695
144A,3.625%, 2/15/31	1,154,000	1,064,462
144A,3.875%, 2/15/32	472,000	433,536
144A,6.00%, 2/1/33	911,000	923,265
144A,6.25%, 11/1/34	935,000	958,606
Pacificorp,7.375%, 9/15/55	850,000	882,012
Pattern Energy Operations LP / Pattern Energy Operations, Inc.,144A,4.50%, 8/15/28	749,000	729,952
PG&E Corp.
5.00%, 7/1/28	1,159,000	1,145,800
5.25%, 7/1/30	984,000	958,976
7.375%, 3/15/55	1,477,000	1,465,752

See Notes to Financial Statements.

DBX ETF Trust | 65

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Pike Corp.
144A,5.50%, 9/1/28	714,000	714,207
144A,8.625%, 1/31/31	394,000	421,626
Talen Energy Supply LLC,144A,8.625%, 6/1/30	1,181,000	1,261,118
TransAlta Corp.
7.75%, 11/15/29	424,000	440,169
6.50%, 3/15/40	295,000	290,103
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	1,080,000	1,078,422
144A,5.625%, 2/15/27	1,280,000	1,280,518
144A,5.00%, 7/31/27	1,330,000	1,326,409
144A,4.375%, 5/1/29	1,230,000	1,202,211
144A,7.75%, 10/15/31	1,427,000	1,516,160
144A,6.875%, 4/15/32	1,009,000	1,058,952
XPLR Infrastructure Operating Partners LP
144A,3.875%, 10/15/26	492,000	482,088
144A,4.50%, 9/15/27	541,000	530,607
144A,7.25%, 1/15/29 (a)	738,000	753,745
144A,8.375%, 1/15/31 (a)	812,000	849,135
144A,8.625%, 3/15/33 (a)	961,000	1,013,507

(Cost $41,445,813)		42,295,859

Gas — 0.5%
Altagas Ltd.,144A,7.20%, 10/15/54	886,000	897,801
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 5/20/27	734,000	732,456
144A,9.375%, 6/1/28	485,000	500,511
144A,9.50%, 6/1/30	541,000	566,715
Venture Global Plaquemines LNG LLC
144A,7.50%, 5/1/33	1,230,000	1,349,154
144A,7.75%, 5/1/35	1,310,000	1,458,612

(Cost $5,325,531)		5,505,249

TOTAL CORPORATE BONDS

(Cost $1,091,672,070)		1,113,624,955

	Number of Shares
SECURITIES LENDING COLLATERAL — 2.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (c)(d)

(Cost $29,466,868)	29,466,868	29,466,868

	Number of Shares	Value $
CASH EQUIVALENTS — 1.9%
DWS Government Money Market Series “Institutional Shares”, 4.25% (c)

(Cost $21,105,991)	21,105,991	21,105,991

TOTAL INVESTMENTS — 102.3%
(Cost $1,142,244,929)		1,164,197,814

Other assets and liabilities, net — (2.3%)		(25,873,622)

NET ASSETS — 100.0%		1,138,324,192

See Notes to Financial Statements.

66 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

August 31, 2025

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
SECURITIES LENDING COLLATERAL — 2.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (c)(d)
16,776,173	12,690,695	(e)	—	—	—	351,918	—	29,466,868	29,466,868
CASH EQUIVALENTS — 1.9%
DWS Government Money Market Series “Institutional Shares”, 4.25% (c)
9,081,613	120,656,253		(108,631,875)	—	—	304,721	—	21,105,991	21,105,991
25,857,786	133,346,948		(108,631,875)	—	—	656,639	—	50,572,859	50,572,859

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $28,346,019, which is 2.5% of net assets.

(b)

Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

Perpetual: Callable security with no stated maturity date.

PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$1,113,624,955	$—	$1,113,624,955
Short-Term Investments (a)	50,572,859	—	—	50,572,859
TOTAL	$50,572,859	$1,113,624,955	$—	$1,164,197,814

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 67

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

August 31, 2025

	Principal Amount $	Value $
CORPORATE BONDS — 97.8%
Basic Materials — 5.4%
Chemicals — 2.7%
Ashland, Inc.,144A,3.375%, 9/1/31	1,641,000	1,465,180
Avient Corp.
144A,7.125%, 8/1/30	2,622,000	2,710,894
144A,6.25%, 11/1/31	2,350,000	2,395,339
Axalta Coating Systems Dutch Holding B BV,144A,7.25%, 2/15/31	1,822,000	1,919,761
Axalta Coating Systems LLC,144A,3.375%, 2/15/29	2,541,000	2,402,477
Celanese US Holdings LLC 6.665%, 7/15/27	5,445,000	5,606,570
6.85%, 11/15/28	3,489,000	3,638,647
6.83%, 7/15/29	2,712,000	2,825,291
6.50%, 4/15/30	2,531,000	2,555,903
7.05%, 11/15/30	3,759,000	3,911,285
6.879%, 7/15/32	3,739,000	3,864,787
6.75%, 4/15/33 (a)	3,977,000	4,007,997
7.20%, 11/15/33	3,616,000	3,764,813
Chemours Co.
5.375%, 5/15/27	1,836,000	1,830,575
144A,5.75%, 11/15/28	2,900,000	2,795,289
144A,4.625%, 11/15/29	2,213,000	1,978,424
Chemours (The) Co.,144A,8.00%, 1/15/33	2,162,000	2,116,256
Consolidated Energy Finance SA
144A,5.625%, 10/15/28 (a)	1,915,000	1,615,867
144A,12.00%, 2/15/31 (a)	2,206,000	2,030,256
Huntsman International LLC
4.50%, 5/1/29	2,600,000	2,502,504
2.95%, 6/15/31	1,452,000	1,242,304
INEOS Finance PLC
144A,6.75%, 5/15/28	1,550,000	1,525,540
144A,7.50%, 4/15/29	2,622,000	2,631,340
Inversion Escrow Issuer LLC,144A,6.75%, 8/1/32	4,000,000	3,964,415
Methanex Corp.
5.125%, 10/15/27	2,531,000	2,521,332
5.25%, 12/15/29 (a)	2,531,000	2,516,135
Methanex US Operations, Inc.,144A,6.25%, 3/15/32 (a)	2,188,000	2,209,210
NOVA Chemicals Corp.
144A,5.25%, 6/1/27	3,797,000	3,808,957
144A,8.50%, 11/15/28	1,427,000	1,496,625
144A,4.25%, 5/15/29	2,097,000	2,014,856
144A,9.00%, 2/15/30	2,350,000	2,527,131
144A,7.00%, 12/1/31	1,446,000	1,522,159
Olin Corp.
5.625%, 8/1/29 (a)	2,441,000	2,437,227

	Principal Amount $	Value $
5.00%, 2/1/30 (a)	1,879,000	1,825,171
144A,6.625%, 4/1/33	2,133,000	2,132,901
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28	4,011,000	3,922,545
144A,6.625%, 5/1/29	2,478,000	2,490,638
Tronox, Inc.,144A,4.625%, 3/15/29 (a)	3,887,000	2,873,260
WR Grace Holdings LLC
144A,4.875%, 6/15/27	1,766,000	1,753,998
144A,5.625%, 8/15/29	4,188,000	3,922,735
144A,6.625%, 8/15/32	2,723,000	2,717,459

(Cost $109,993,498)		107,994,053

Forest Products & Paper — 0.3%
Domtar Corp.,144A,6.75%, 10/1/28	2,322,000	1,988,598
Glatfelter Corp.,144A,4.75%, 11/15/29	1,808,000	1,598,058
Magnera Corp.,144A,7.25%, 11/15/31	2,893,000	2,740,467
Mercer International, Inc.
144A,12.875%, 10/1/28	1,446,000	1,406,588
5.125%, 2/1/29	3,160,000	2,494,995

(Cost $11,303,305)		10,228,706

Iron/Steel — 0.9%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	2,073,000	2,071,949
144A,6.875%, 11/1/29	3,254,000	3,307,200
144A,6.75%, 4/15/30	2,811,000	2,845,842
144A,7.50%, 9/15/31	3,073,000	3,118,259
144A,7.00%, 3/15/32 (a)	5,208,000	5,184,027
144A,7.375%, 5/1/33	3,254,000	3,244,200
Metinvest BV,144A,7.75%, 10/17/29	1,823,000	1,401,829
Mineral Resources Ltd.
144A,8.125%, 5/1/27	2,531,000	2,534,209
144A,8.00%, 11/1/27	2,279,000	2,321,850
144A,9.25%, 10/1/28 (a)	3,977,000	4,162,595
144A,8.50%, 5/1/30 (a)	2,256,000	2,343,589
United States Steel Corp.,6.875%, 3/1/29	1,732,000	1,746,265

(Cost $34,188,447)		34,281,814

Mining — 1.5%
Alcoa Nederland Holding BV
144A,4.125%, 3/31/29	1,814,000	1,748,279
144A,7.125%, 3/15/31	2,711,000	2,861,330
Alumina Pty Ltd.
144A,6.125%, 3/15/30	1,823,000	1,853,834
144A,6.375%, 9/15/32	1,823,000	1,860,536
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30	2,531,000	2,683,964
144A,11.50%, 10/1/31	1,638,000	1,823,723

See Notes to Financial Statements.

68 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
First Quantum Minerals Ltd.
144A,9.375%, 3/1/29	4,882,000	5,196,101
144A,8.625%, 6/1/31 (a)	4,701,000	4,916,564
144A,8.00%, 3/1/33	3,578,000	3,720,340
144A,7.25%, 2/15/34	3,700,000	3,738,872
Fortescue Treasury Pty Ltd.
144A,4.50%, 9/15/27	2,187,000	2,168,671
144A,5.875%, 4/15/30	2,543,000	2,598,923
144A,4.375%, 4/1/31	5,424,000	5,161,024
144A,6.125%, 4/15/32 (a)	2,892,000	2,969,968
Hudbay Minerals, Inc.,144A,6.125%, 4/1/29	1,978,000	2,001,141
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28	1,823,000	1,793,328
144A,4.50%, 6/1/31	2,006,000	1,883,492
Vedanta Resources Finance II PLC
144A,10.875%, 9/17/29	4,356,000	4,483,056
144A,9.475%, 7/24/30	1,993,000	1,969,298
144A,11.25%, 12/3/31	1,808,000	1,901,177
144A,9.85%, 4/24/33	2,006,000	2,001,614

(Cost $59,272,545)		59,335,235

Communications — 15.9%
Advertising — 1.1%
Clear Channel Outdoor Holdings, Inc.
144A,7.75%, 4/15/28 (a)	3,616,000	3,520,390
144A,7.50%, 6/1/29 (a)	3,797,000	3,533,119
144A,7.875%, 4/1/30	3,128,000	3,260,690
144A,7.125%, 2/15/31	4,150,000	4,219,215
144A,7.50%, 3/15/33	3,300,000	3,361,123
Lamar Media Corp.
3.75%, 2/15/28	2,170,000	2,111,511
4.00%, 2/15/30	2,006,000	1,908,481
3.625%, 1/15/31	2,006,000	1,858,852
Neptune Bidco US, Inc.,144A,9.29%, 4/15/29	9,436,000	9,390,047
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27	2,369,000	2,351,438
144A,4.25%, 1/15/29	1,931,000	1,857,380
144A,4.625%, 3/15/30	1,815,000	1,733,387
144A,7.375%, 2/15/31	1,641,000	1,732,732
Stagwell Global LLC,144A,5.625%, 8/15/29	3,977,000	3,839,111

(Cost $45,052,172)		44,677,476

Internet — 1.7%
Arches Buyer, Inc.
144A,4.25%, 6/1/28	3,455,000	3,362,531
144A,6.125%, 12/1/28	1,823,000	1,769,544
Cogent Communications Group LLC / Cogent Finance, Inc.
144A,7.00%, 6/15/27	1,641,000	1,636,457

	Principal Amount $	Value $
144A,6.50%, 7/1/32	2,188,000	2,085,602
Gen Digital, Inc.
144A,6.75%, 9/30/27	3,254,000	3,314,495
144A,7.125%, 9/30/30	2,188,000	2,266,665
144A,6.25%, 4/1/33	3,435,000	3,540,805
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	2,188,000	2,181,219
144A,3.50%, 3/1/29	2,893,000	2,743,174
ION Trading Technologies SARL
144A,5.75%, 5/15/28	1,641,000	1,593,108
144A,9.50%, 5/30/29	2,802,000	2,932,610
Match Group Holdings II LLC
144A,5.00%, 12/15/27	1,697,000	1,689,086
144A,4.625%, 6/1/28	1,855,000	1,828,199
144A,4.125%, 8/1/30	1,658,000	1,562,394
144A,3.625%, 10/1/31	1,808,000	1,633,039
144A,6.125%, 9/15/33	2,675,000	2,706,209
Newfold Digital Holdings Group, Inc.,144A,11.75%, 10/15/28	1,862,000	1,233,575
Rakuten Group, Inc.
144A,11.25%, 2/15/27	6,516,000	7,051,257
144A,9.75%, 4/15/29	7,457,000	8,326,809
Snap, Inc.
144A,6.875%, 3/1/33	5,424,000	5,486,127
144A,6.875%, 3/15/34	2,000,000	2,010,226
Wayfair LLC
144A,7.25%, 10/31/29	2,893,000	2,957,019
144A,7.75%, 9/15/30	2,531,000	2,621,240

(Cost $66,257,891)		66,531,390

Media — 8.5%
AMC Networks, Inc.
144A,10.25%, 1/15/29	3,164,000	3,295,622
144A,10.50%, 7/15/32	1,446,000	1,494,383
Cable One, Inc.,144A,4.00%, 11/15/30 (a)	2,279,000	1,887,127
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.125%, 5/1/27	11,752,000	11,700,118
144A,5.00%, 2/1/28	9,040,000	8,972,024
144A,5.375%, 6/1/29	5,424,000	5,385,267
144A,6.375%, 9/1/29	5,424,000	5,510,247
144A,4.75%, 3/1/30	11,027,000	10,604,589
144A,4.50%, 8/15/30	9,941,000	9,416,570
144A,4.25%, 2/1/31	10,848,000	10,013,134
144A,7.375%, 3/1/31 (a)	3,977,000	4,117,473
144A,4.75%, 2/1/32	4,340,000	4,028,617
4.50%, 5/1/32	10,505,000	9,612,923
144A,4.50%, 6/1/33	6,527,000	5,827,044
144A,4.25%, 1/15/34 (a)	7,232,000	6,284,878
CSC Holdings LLC 144A,5.50%, 4/15/27	4,737,000	4,559,154

See Notes to Financial Statements.

DBX ETF Trust | 69

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
144A,5.375%, 2/1/28 (a)	3,616,000	3,321,859
144A,7.50%, 4/1/28	3,782,000	3,049,557
144A,11.25%, 5/15/28	3,616,000	3,617,161
144A,11.75%, 1/31/29	7,413,000	6,804,121
144A,6.50%, 2/1/29	6,408,000	5,056,349
144A,5.75%, 1/15/30	8,168,000	3,845,697
144A,4.125%, 12/1/30	4,015,000	2,633,750
144A,4.625%, 12/1/30	8,451,000	3,708,828
144A,3.375%, 2/15/31	3,616,000	2,315,501
144A,4.50%, 11/15/31	5,424,000	3,522,701
144A,5.00%, 11/15/31 (a)	1,823,000	797,402
Directv Financing LLC,144A,8.875%, 2/1/30	2,723,000	2,705,047
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
144A,5.875%, 8/15/27	11,972,000	11,921,349
144A,10.00%, 2/15/31	7,499,000	7,459,585
Discovery Communications LLC
3.95%, 3/20/28	4,541,000	4,392,555
4.125%, 5/15/29	2,425,000	2,298,755
3.625%, 5/15/30	3,479,000	3,140,737
5.00%, 9/20/37	1,651,000	1,220,106
6.35%, 6/1/40	1,600,000	1,253,232
DISH DBS Corp.
144A,5.75%, 12/1/28	9,040,000	8,514,948
5.125%, 6/1/29	5,423,000	4,481,598
DISH Network Corp.,144A,11.75%, 11/15/27	12,656,000	13,388,701
EW Scripps (The) Co.,144A,9.875%, 8/15/30	2,723,000	2,562,365
Gray Media, Inc.
144A,10.50%, 7/15/29 (a)	4,794,000	5,221,797
144A,4.75%, 10/15/30 (a)	2,857,000	2,151,492
144A,5.375%, 11/15/31 (a)	4,447,000	3,281,991
144A,9.625%, 7/15/32	3,282,000	3,301,340
144A,7.25%, 8/15/33	2,750,000	2,711,183
iHeartCommunications, Inc.
144A,9.125%, 5/1/29 (a)	2,555,439	2,199,049
144A,10.875%, 5/1/30	2,478,399	1,468,658
144A,7.75%, 8/15/30	2,405,000	1,917,279
LCPR Senior Secured Financing DAC
144A,6.75%, 10/15/27	4,248,000	2,652,885
144A,5.125%, 7/15/29	2,965,000	1,707,774
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	3,021,000	3,038,748
144A,8.00%, 8/1/29	2,116,000	2,160,436
144A,7.375%, 9/1/31	2,370,000	2,490,095
Nexstar Media, Inc.
144A,5.625%, 7/15/27	6,222,000	6,219,143
144A,4.75%, 11/1/28 (a)	3,647,000	3,582,245
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30	1,770,000	1,464,675

	Principal Amount $	Value $
144A,8.125%, 2/15/33	5,171,000	5,302,214
144A,9.75%, 2/15/33 (a)	1,575,000	1,730,531
Sirius XM Radio LLC
144A,3.125%, 9/1/26	3,489,000	3,469,619
144A,5.00%, 8/1/27	5,474,000	5,452,714
144A,4.00%, 7/15/28	7,432,000	7,177,480
144A,5.50%, 7/1/29 (a)	4,520,000	4,516,373
144A,4.125%, 7/1/30	5,424,000	5,046,818
144A,3.875%, 9/1/31 (a)	5,424,000	4,881,356
TEGNA, Inc.
4.625%, 3/15/28	3,646,000	3,629,456
5.00%, 9/15/29	3,977,000	3,983,614
Univision Communications, Inc.
144A,8.00%, 8/15/28	5,253,000	5,456,275
144A,4.50%, 5/1/29	3,991,000	3,746,335
144A,7.375%, 6/30/30	3,280,000	3,300,517
144A,8.50%, 7/31/31	4,577,000	4,720,494
144A,9.375%, 8/1/32	5,341,000	5,627,903
Virgin Media Finance PLC,144A,5.00%, 7/15/30	3,456,000	3,164,216
Virgin Media Secured Finance PLC
144A,5.50%, 5/15/29	5,153,000	5,077,319
144A,4.50%, 8/15/30	3,309,000	3,108,534
VTR Finance NV,144A,6.375%, 7/15/28	1,754,000	1,714,974
Ziggo Bond Co. BV,144A,5.125%, 2/28/30	1,808,000	1,597,707
Ziggo BV,144A,4.875%, 1/15/30	3,583,000	3,366,107

(Cost $359,099,351)		336,360,420

Telecommunications — 4.6%
Altice Financing SA
144A,5.00%, 1/15/28	4,334,000	3,543,305
144A,5.75%, 8/15/29	7,413,000	5,883,327
C&W Senior Finance Ltd.,144A,9.00%, 1/15/33	2,831,000	2,975,899
CommScope LLC
144A,8.25%, 3/1/27 (a)	3,256,000	3,297,094
144A,7.125%, 7/1/28	2,320,000	2,329,280
144A,4.75%, 9/1/29	3,380,000	3,343,665
144A,9.50%, 12/15/31 (a)	3,616,000	3,741,898
CommScope Technologies LLC,144A,5.00%, 3/15/27	2,712,000	2,686,325
Connect Finco SARL / Connect US Finco LLC,144A,9.00%, 9/15/29 (a)	7,304,000	7,618,649
CT Trust,144A,5.125%, 2/3/32	2,690,000	2,552,245
EchoStar Corp.,10.75%, 11/30/29	20,009,000	21,552,994
Fibercop SpA
144A,6.375%, 11/15/33	1,823,000	1,798,756
144A,6.00%, 9/30/34	1,908,000	1,815,088
144A,7.20%, 7/18/36	1,808,000	1,819,264
144A,7.721%, 6/4/38	1,781,000	1,813,729

See Notes to Financial Statements.

70 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	4,194,000	4,195,675
144A,5.00%, 5/1/28	5,653,000	5,642,103
144A,6.75%, 5/1/29	3,647,000	3,684,991
5.875%, 11/1/29	2,735,656	2,761,344
144A,6.00%, 1/15/30 (a)	3,647,000	3,689,929
144A,8.75%, 5/15/30	4,006,000	4,189,996
144A,8.625%, 3/15/31	2,775,000	2,947,613
Level 3 Financing, Inc.
144A,4.875%, 6/15/29	2,470,000	2,315,625
144A,4.50%, 4/1/30	2,748,000	2,480,070
144A,3.875%, 10/15/30	1,657,000	1,416,735
144A,4.00%, 4/15/31	1,636,526	1,378,773
144A,6.875%, 6/30/33	7,260,000	7,332,273
144A,7.00%, 3/31/34	7,112,000	7,166,563
Lumen Technologies, Inc.
144A,4.125%, 4/15/30	1,726,000	1,700,110
144A,10.00%, 10/15/32	1,686,000	1,709,854
Maya SAS/Paris France
144A,7.00%, 10/15/28	3,089,000	3,145,686
144A,8.50%, 4/15/31	3,435,000	3,698,276
144A,7.00%, 4/15/32	3,093,000	3,184,983
Millicom International Cellular SA
144A,5.125%, 1/15/28	1,201,500	1,191,601
144A,6.25%, 3/25/29	2,375,100	2,382,358
144A,4.50%, 4/27/31	2,784,000	2,595,964
144A,7.375%, 4/2/32	1,782,000	1,840,407
Sable International Finance Ltd.,144A,7.125%, 10/15/32	3,616,000	3,680,629
Telefonica Moviles Chile SA,144A,3.537%, 11/18/31	1,808,000	1,082,540
Viasat, Inc.
144A,5.625%, 4/15/27	2,188,000	2,184,818
144A,6.50%, 7/15/28	1,459,000	1,421,532
144A,7.50%, 5/30/31 (a)	2,652,000	2,492,836
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31	4,881,000	4,508,934
144A,4.75%, 7/15/31	5,062,000	4,736,697
144A,7.75%, 4/15/32	2,812,000	2,945,027
Windstream Services LLC / Windstream Escrow Finance Corp.,144A,8.25%, 10/1/31	7,955,000	8,281,529
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27	5,342,000	5,171,797
144A,6.125%, 3/1/28 (a)	3,905,000	3,630,872
Zegona Finance PLC,144A,8.625%, 7/15/29	2,941,000	3,133,018

(Cost $179,526,534)		180,692,676

	Principal Amount $	Value $
Consumer, Cyclical — 16.6%
Airlines — 0.4%
American Airlines, Inc.
144A,7.25%, 2/15/28	2,712,000	2,784,036
144A,8.50%, 5/15/29 (a)	3,616,000	3,791,633
JetBlue Airways Corp. / JetBlue Loyalty LP,144A,9.875%, 9/20/31 (a)	7,261,000	7,220,804

(Cost $14,069,685)		13,796,473

Apparel — 0.2%
Levi Strauss & Co.,144A,3.50%, 3/1/31	1,823,000	1,683,488
Under Armour, Inc.,144A,7.25%, 7/15/30	1,446,000	1,447,369
VF Corp.
2.80%, 4/23/27	1,823,000	1,761,459
2.95%, 4/23/30	2,735,000	2,388,067

(Cost $7,338,046)		7,280,383

Auto Manufacturers — 1.1%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	1,459,000	1,447,446
144A,5.875%, 6/1/29	1,823,000	1,838,373
144A,3.75%, 1/30/31	3,616,000	3,339,591
Aston Martin Capital Holdings Ltd.,144A,10.00%, 3/31/29	3,797,000	3,696,841
Nissan Motor Acceptance Co. LLC
144A,5.30%, 9/13/27	1,446,000	1,439,731
144A,2.75%, 3/9/28	2,169,000	2,022,450
144A,7.05%, 9/15/28	2,532,000	2,621,572
Nissan Motor Co. Ltd.
144A,4.345%, 9/17/27	9,040,000	8,843,406
144A,7.50%, 7/17/30	3,776,000	3,947,781
144A,4.81%, 9/17/30	9,041,000	8,452,698
144A,7.75%, 7/17/32	2,712,000	2,842,575
144A,8.125%, 7/17/35	4,520,000	4,791,791

(Cost $45,846,216)		45,284,255

Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd.
144A,7.00%, 4/15/28	1,823,000	1,879,593
144A,8.25%, 4/15/31 (a)	1,823,000	1,920,926
144A,7.50%, 2/15/33	2,875,000	2,995,652
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	1,749,000	1,761,829
6.875%, 7/1/28 (a)	1,459,000	1,460,555
5.00%, 10/1/29 (a)	2,170,000	2,050,200
Clarios Global LP / Clarios US Finance Co.
144A,8.50%, 5/15/27	5,701,000	5,735,674
144A,6.75%, 5/15/28	2,742,000	2,804,915
144A,6.75%, 2/15/30	3,630,000	3,763,747

See Notes to Financial Statements.

DBX ETF Trust | 71

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Dana, Inc.
5.375%, 11/15/27	1,459,000	1,457,665
5.625%, 6/15/28	1,446,000	1,446,178
4.25%, 9/1/30	1,446,000	1,430,547
Dornoch Debt Merger Sub, Inc.,144A,6.625%, 10/15/29 (a)	2,358,000	2,049,400
Forvia SE,144A,8.00%, 6/15/30 (a)	1,823,000	1,924,689
Goodyear Tire & Rubber Co.
4.875%, 3/15/27	2,531,000	2,514,728
5.00%, 7/15/29	3,066,000	2,974,943
6.625%, 7/15/30 (a)	1,800,000	1,832,614
5.25%, 4/30/31 (a)	2,006,000	1,905,243
5.25%, 7/15/31	2,188,000	2,079,172
5.625%, 4/30/33 (a)	1,641,000	1,543,384
Qnity Electronics, Inc.
144A,5.75%, 8/15/32	3,630,000	3,694,721
144A,6.25%, 8/15/33	2,700,000	2,794,427
Tenneco, Inc.,144A,8.00%, 11/17/28	6,870,000	6,874,558
ZF North America Capital, Inc.
144A,6.875%, 4/14/28	2,192,000	2,221,888
144A,7.125%, 4/14/30	2,188,000	2,180,051
144A,6.75%, 4/23/30	2,904,000	2,834,318
144A,6.875%, 4/23/32	2,551,000	2,448,020

(Cost $68,813,907)		68,579,637

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.
144A,4.00%, 1/15/28	2,553,000	2,499,393
144A,3.875%, 11/15/29	1,414,000	1,342,212
RB Global Holdings, Inc.
144A,6.75%, 3/15/28	1,989,000	2,038,285
144A,7.75%, 3/15/31	2,893,000	3,039,513

(Cost $8,997,843)		8,919,403

Entertainment — 3.1%
Allwyn Entertainment Financing UK PLC,144A,7.875%, 4/30/29	2,287,000	2,383,469
Brightstar Lottery PLC
144A,6.25%, 1/15/27	2,688,000	2,716,649
144A,5.25%, 1/15/29	2,735,000	2,721,636
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29 (a)	4,339,000	4,140,567
144A,7.00%, 2/15/30	7,294,000	7,547,415
144A,6.50%, 2/15/32	5,470,000	5,611,175
144A,6.00%, 10/15/32 (a)	4,126,000	4,048,011
Churchill Downs, Inc.
144A,5.50%, 4/1/27	1,999,000	1,999,250
144A,4.75%, 1/15/28	2,541,000	2,515,263
144A,5.75%, 4/1/30	4,376,000	4,379,426
144A,6.75%, 5/1/31	2,188,000	2,251,507

	Principal Amount $	Value $
Cinemark USA, Inc.
144A,5.25%, 7/15/28	2,766,000	2,750,860
144A,7.00%, 8/1/32	1,823,000	1,890,145
Great Canadian Gaming Corp./ Raptor LLC,144A,8.75%, 11/15/29	1,969,000	1,880,762
Light & Wonder International, Inc.
144A,7.00%, 5/15/28	2,531,000	2,541,119
144A,7.25%, 11/15/29	1,823,000	1,871,357
144A,7.50%, 9/1/31	2,006,000	2,095,313
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27	4,356,000	4,404,413
144A,4.75%, 10/15/27	3,455,000	3,428,393
144A,3.75%, 1/15/28	1,823,000	1,777,644
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC
144A,8.25%, 4/15/30	2,712,000	2,804,466
144A,11.875%, 4/15/31	2,531,000	2,668,261
Motion Bondco DAC,144A,6.625%, 11/15/27	1,495,000	1,410,078
Motion Finco Sarl,144A,8.375%, 2/15/32	1,483,000	1,280,290
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.,144A,8.00%, 8/1/30	1,446,000	1,457,626
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A,5.625%, 9/1/29 (a)	2,717,000	1,586,049
144A,5.875%, 9/1/31 (a)	2,678,000	1,556,587
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27	1,815,000	1,811,313
144A,7.25%, 5/15/31 (a)	2,893,000	2,909,059
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.
5.375%, 4/15/27	1,823,000	1,815,414
5.25%, 7/15/29	1,808,000	1,751,780
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co.,144A,6.625%, 5/1/32	3,073,000	3,124,860
Vail Resorts, Inc.
144A,5.625%, 7/15/30	1,823,000	1,848,440
144A,6.50%, 5/15/32	2,188,000	2,267,677
Voyager Parent LLC,144A,9.25%, 7/1/32	6,689,000	7,063,564
Warnermedia Holdings, Inc.
4.054%, 3/15/29	4,952,000	4,708,287
4.279%, 3/15/32 (a)	9,769,000	8,436,753
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29	2,712,000	2,708,513

See Notes to Financial Statements.

72 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
144A,7.125%, 2/15/31	3,611,000	3,889,199
144A,6.25%, 3/15/33	2,893,000	2,930,444

(Cost $122,800,822)		120,983,034

Food Service — 0.2%
Aramark Services, Inc.,144A,5.00%, 2/1/28	4,158,000	4,131,236
TKC Holdings, Inc.
144A,6.875%, 5/15/28	1,550,000	1,559,380
144A,10.50%, 5/15/29	2,391,000	2,444,355

(Cost $8,253,088)		8,134,971

Home Builders — 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co.
144A,4.625%, 4/1/30	1,446,000	1,365,464
144A,6.875%, 8/1/33	1,600,000	1,604,365
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	2,188,000	2,181,089
144A,4.875%, 2/15/30	1,815,000	1,666,386
Century Communities, Inc.
6.75%, 6/1/27	1,636,000	1,640,458
144A,3.875%, 8/15/29	1,808,000	1,685,546
LGI Homes, Inc.
144A,8.75%, 12/15/28	1,446,000	1,515,557
144A,7.00%, 11/15/32	1,459,000	1,424,582
Mattamy Group Corp.
144A,5.25%, 12/15/27	1,823,000	1,818,095
144A,4.625%, 3/1/30	2,188,000	2,097,466
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	1,823,000	1,840,742
144A,5.75%, 1/15/28	1,641,000	1,662,809
144A,5.125%, 8/1/30	1,823,000	1,819,002

(Cost $22,829,321)		22,321,561

Home Furnishings — 0.3%
Somnigroup International, Inc.
144A,4.00%, 4/15/29	2,893,000	2,783,636
144A,3.875%, 10/15/31	2,849,000	2,608,417
Whirlpool Corp.
4.75%, 2/26/29 (a)	2,531,000	2,500,722
6.125%, 6/15/30	2,334,000	2,361,777
6.50%, 6/15/33	2,170,000	2,187,184

(Cost $12,621,531)		12,441,736

Housewares — 0.5%
Cd&r Smokey Buyer, Inc. / Radio Systems Corp.,144A,9.50%, 10/15/29	2,806,000	2,141,174
Newell Brands, Inc.
6.375%, 9/15/27	1,808,000	1,833,639
144A,8.50%, 6/1/28	4,538,000	4,802,225
6.625%, 9/15/29	1,808,000	1,820,177

	Principal Amount $	Value $
6.375%, 5/15/30	2,712,000	2,681,433
6.625%, 5/15/32 (a)	1,808,000	1,769,380
Scotts Miracle-Gro Co.
4.50%, 10/15/29	1,488,000	1,438,937
4.00%, 4/1/31	1,732,000	1,595,193
4.375%, 2/1/32	1,446,000	1,336,073

(Cost $20,243,578)		19,418,231

Leisure Time — 1.5%
Carnival Corp.
144A,6.00%, 5/1/29	7,232,000	7,330,297
144A,5.75%, 3/15/30 (a)	3,616,000	3,709,390
144A,5.875%, 6/15/31	3,630,000	3,723,545
144A,5.75%, 8/1/32	10,878,000	11,071,085
144A,6.125%, 2/15/33	7,232,000	7,431,090
Life Time, Inc.,144A,6.00%, 11/15/31	1,823,000	1,843,530
Lindblad Expeditions LLC,144A,7.00%, 9/15/30	2,450,000	2,510,860
NCL Corp. Ltd.
144A,5.875%, 2/15/27	3,616,000	3,625,857
144A,8.125%, 1/15/29	2,681,000	2,821,013
144A,7.75%, 2/15/29	2,188,000	2,338,694
144A,6.75%, 2/1/32	6,529,000	6,737,523
Sabre GLBL, Inc.
144A,10.75%, 11/15/29	2,982,000	2,894,008
144A,11.125%, 7/15/30	4,791,000	4,701,648

(Cost $60,454,638)		60,738,540

Lodging — 2.3%
Boyd Gaming Corp.
4.75%, 12/1/27	3,505,000	3,479,723
144A,4.75%, 6/15/31	3,282,000	3,160,901
Hilton Domestic Operating Co., Inc.
144A,5.75%, 5/1/28	1,638,000	1,642,031
144A,5.875%, 4/1/29	2,006,000	2,044,034
144A,3.75%, 5/1/29	2,893,000	2,776,314
4.875%, 1/15/30	3,630,000	3,622,267
144A,4.00%, 5/1/31	3,977,000	3,748,971
144A,3.625%, 2/15/32	5,424,000	4,954,240
144A,6.125%, 4/1/32	1,800,000	1,849,819
144A,5.875%, 3/15/33	3,616,000	3,692,507
144A,5.75%, 9/15/33	3,582,000	3,613,790
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
144A,5.00%, 6/1/29	3,073,000	2,974,067
144A,4.875%, 7/1/31	1,823,000	1,698,604
144A,6.625%, 1/15/32	3,254,000	3,322,406
Marriott Ownership Resorts, Inc.,144A,4.50%, 6/15/29 (a)	1,823,000	1,762,983
Melco Resorts Finance Ltd. 144A,5.625%, 7/17/27	2,374,000	2,375,697

See Notes to Financial Statements.

DBX ETF Trust | 73

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
144A,5.75%, 7/21/28	3,100,000	3,075,837
144A,5.375%, 12/4/29	4,116,000	3,980,972
144A,7.625%, 4/17/32	2,735,000	2,849,554
MGM Resorts International
4.625%, 9/1/26	1,452,000	1,443,359
5.50%, 4/15/27	2,441,000	2,456,429
4.75%, 10/15/28	2,723,000	2,712,099
6.125%, 9/15/29	3,073,000	3,140,557
6.50%, 4/15/32 (a)	2,712,000	2,784,888
Station Casinos LLC
144A,4.50%, 2/15/28	2,583,000	2,547,576
144A,4.625%, 12/1/31	1,869,000	1,769,801
144A,6.625%, 3/15/32	1,719,000	1,769,176
Studio City Finance Ltd.
144A,6.50%, 1/15/28	1,795,000	1,790,703
144A,5.00%, 1/15/29	3,977,000	3,772,148
Travel + Leisure Co.
6.00%, 4/1/27	1,459,000	1,479,002
144A,4.50%, 12/1/29	2,350,000	2,277,979
144A,6.125%, 9/1/33	1,807,000	1,814,849
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,144A,5.25%, 5/15/27	3,256,000	3,260,207

(Cost $90,748,860)		89,643,490

Retail — 4.5%
1011778 BC ULC / New Red Finance, Inc.
144A,3.875%, 1/15/28	5,605,000	5,460,527
144A,4.375%, 1/15/28	2,709,000	2,666,808
144A,3.50%, 2/15/29	2,712,000	2,582,709
144A,6.125%, 6/15/29	4,339,000	4,448,581
144A,5.625%, 9/15/29	1,823,000	1,846,974
144A,4.00%, 10/15/30	10,528,000	9,853,456
Advance Auto Parts, Inc.
3.90%, 4/15/30	1,823,000	1,682,845
144A,7.00%, 8/1/30	3,450,000	3,542,556
144A,7.375%, 8/1/33	3,540,000	3,631,350
Asbury Automotive Group, Inc.
4.50%, 3/1/28	1,477,000	1,460,644
144A,4.625%, 11/15/29	2,893,000	2,816,314
4.75%, 3/1/30	1,623,000	1,586,246
144A,5.00%, 2/15/32	2,174,000	2,091,421
Bath & Body Works, Inc.
5.25%, 2/1/28	1,607,000	1,616,595
7.50%, 6/15/29	1,759,000	1,813,014
144A,6.625%, 10/1/30	3,052,000	3,136,238
EG Global Finance PLC,144A,12.00%, 11/30/28	3,977,000	4,396,816
Ferrellgas LP / Ferrellgas Finance Corp.,144A,5.875%, 4/1/29	2,983,000	2,763,627

	Principal Amount $	Value $
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A,4.625%, 1/15/29	3,451,000	3,301,246
144A,6.75%, 1/15/30	4,645,000	4,372,245
FirstCash, Inc.
144A,4.625%, 9/1/28	1,808,000	1,776,559
144A,5.625%, 1/1/30	1,989,000	1,987,104
144A,6.875%, 3/1/32	1,823,000	1,893,979
Gap, Inc.
144A,3.625%, 10/1/29	2,735,000	2,567,414
144A,3.875%, 10/1/31	2,765,000	2,505,972
Global Auto Holdings Ltd. / AAG FH UK Ltd.
144A,8.375%, 1/15/29	1,915,000	1,780,416
144A,8.75%, 1/15/32	1,865,000	1,647,727
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28	2,735,000	2,655,684
144A,6.375%, 1/15/30	1,823,000	1,871,295
Kohl’s Corp.,5.125%, 5/1/31	1,789,000	1,416,541
LBM Acquisition LLC
144A,6.25%, 1/15/29	1,500,000	1,377,649
144A,9.50%, 6/15/31	4,425,000	4,643,020
LCM Investments Holdings II LLC
144A,4.875%, 5/1/29	3,616,000	3,553,233
144A,8.25%, 8/1/31	3,073,000	3,260,324
Lithia Motors, Inc.
144A,4.625%, 12/15/27	1,446,000	1,433,790
144A,3.875%, 6/1/29	2,893,000	2,775,871
144A,4.375%, 1/15/31	2,009,000	1,910,681
Macy’s Retail Holdings LLC
144A,6.125%, 3/15/32 (a)	1,537,000	1,501,871
144A,7.375%, 8/1/33	1,800,000	1,850,456
Michaels Cos., Inc.
144A,5.25%, 5/1/28	3,183,000	2,528,001
144A,7.875%, 5/1/29	3,498,000	2,388,937
Murphy Oil USA, Inc.
4.75%, 9/15/29	1,823,000	1,794,468
144A,3.75%, 2/15/31	1,815,000	1,682,054
Nordstrom, Inc.
4.375%, 4/1/30	1,823,000	1,687,977
4.25%, 8/1/31 (a)	1,537,000	1,361,628
Patrick Industries, Inc.,144A,6.375%, 11/1/32	1,808,000	1,835,451
Penske Automotive Group, Inc.,3.75%, 6/15/29	1,823,000	1,739,579
PetSmart LLC / PetSmart Finance Corp.
144A,7.50%, 9/15/32	7,050,000	6,994,447
144A,10.00%, 9/15/33	2,700,000	2,651,517
QVC, Inc.,144A,6.875%, 4/15/29 (a)	2,188,000	1,063,137

See Notes to Financial Statements.

74 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
QXO Building Products, Inc.,144A,6.75%, 4/30/32	8,168,000	8,456,369
Sonic Automotive, Inc.
144A,4.625%, 11/15/29 (a)	2,350,000	2,286,043
144A,4.875%, 11/15/31	1,823,000	1,743,294
Staples, Inc.
144A,10.75%, 9/1/29	8,985,000	8,648,062
144A,12.75%, 1/15/30	2,987,624	2,141,537
Suburban Propane Partners LP/ Suburban Energy Finance Corp.,144A,5.00%, 6/1/31	2,350,000	2,224,981
Victra Holdings LLC / Victra Finance Corp.,144A,8.75%, 9/15/29 (a)	1,641,000	1,720,736
White Cap Buyer LLC,144A,6.875%, 10/15/28 (a)	2,314,000	2,313,748
Yum! Brands, Inc.
144A,4.75%, 1/15/30	2,913,000	2,891,557
3.625%, 3/15/31	3,797,000	3,534,301
4.625%, 1/31/32	3,977,000	3,847,056
5.375%, 4/1/32	3,716,000	3,741,420

(Cost $181,627,911)		176,756,098

Consumer, Non-cyclical — 17.2%
Agriculture — 0.2%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27	1,815,000	1,812,214
144A,6.00%, 6/15/30	3,616,000	3,658,228

(Cost $5,450,841)		5,470,442

Beverages — 0.1%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
144A,6.25%, 4/1/29	2,577,000	2,597,242
144A,4.375%, 4/30/29	2,705,000	2,618,161

(Cost $5,263,141)		5,215,403

Commercial Services — 5.5%
ADT Security Corp.,144A,4.125%, 8/1/29	3,616,000	3,498,651
Albion Financing 1 Sarl / Aggreko Holdings, Inc.,144A,7.00%, 5/21/30	5,062,000	5,236,148
Allied Universal Holdco LLC,144A,7.875%, 2/15/31	8,497,000	8,935,913
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A,6.00%, 6/1/29 (a)	3,471,000	3,435,208
144A,6.875%, 6/15/30	3,817,000	3,933,903
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	4,432,000	4,328,688
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,4.75%, 4/1/28 (a)	1,806,000	1,751,133

	Principal Amount $	Value $
144A,5.375%, 3/1/29 (a)	2,313,000	2,245,919
144A,8.25%, 1/15/30 (a)	2,508,000	2,598,403
144A,8.00%, 2/15/31 (a)	1,807,000	1,866,062
144A,8.375%, 6/15/32	2,168,000	2,264,374
Belron UK Finance PLC,144A,5.75%, 10/15/29	4,032,000	4,086,126
Block, Inc.
144A,5.625%, 8/15/30	4,375,000	4,474,865
3.50%, 6/1/31	3,616,000	3,342,739
6.50%, 5/15/32	7,232,000	7,497,804
144A,6.00%, 8/15/33	3,630,000	3,729,011
Boost Newco Borrower LLC,144A,7.50%, 1/15/31	7,865,000	8,349,193
Brink’s Co.
144A,4.625%, 10/15/27	2,188,000	2,170,743
144A,6.50%, 6/15/29	1,446,000	1,488,083
144A,6.75%, 6/15/32	1,446,000	1,499,097
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28	3,359,000	3,242,924
144A,4.875%, 7/1/29	3,350,000	3,167,696
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28	3,726,000	3,950,849
144A,8.625%, 5/15/32	2,188,000	2,359,450
144A,8.00%, 3/15/33	1,813,000	1,927,656
Garda World Security Corp.
144A,4.625%, 2/15/27	2,003,000	1,990,103
144A,7.75%, 2/15/28	1,198,000	1,236,719
144A,6.00%, 6/1/29	1,808,000	1,794,661
144A,8.25%, 8/1/32	1,997,000	2,078,202
144A,8.375%, 11/15/32	3,729,000	3,892,689
GEO Group, Inc.
8.625%, 4/15/29	2,350,000	2,486,843
10.25%, 4/15/31	2,278,000	2,512,755
Herc Holdings, Inc.
144A,5.50%, 7/15/27	4,226,000	4,224,060
144A,6.625%, 6/15/29	2,893,000	2,981,824
144A,7.00%, 6/15/30	5,990,000	6,238,100
144A,7.25%, 6/15/33	3,993,000	4,191,636
Hertz Corp.
144A,4.625%, 12/1/26	1,823,000	1,691,500
144A,12.625%, 7/15/29 (a)	4,520,000	4,700,818
144A,5.00%, 12/1/29 (a)	3,616,000	2,607,199
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,3.375%, 8/31/27	3,616,000	3,506,283
144A,6.25%, 1/15/28	4,687,500	4,690,403
Raven Acquisition Holdings LLC,144A,6.875%, 11/15/31	4,701,000	4,800,732
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29	3,797,000	3,855,723
144A,10.875%, 8/1/29	1,732,000	1,672,065

See Notes to Financial Statements.

DBX ETF Trust | 75

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Service Corp. International
4.625%, 12/15/27	2,006,000	1,997,154
5.125%, 6/1/29	2,712,000	2,698,384
3.375%, 8/15/30	3,073,000	2,841,465
4.00%, 5/15/31	2,893,000	2,721,703
5.75%, 10/15/32	2,913,000	2,945,588
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.,144A,6.75%, 8/15/32	5,966,000	6,189,665
Sotheby’s,144A,7.375%, 10/15/27	2,766,000	2,749,384
United Rentals North America, Inc.
5.50%, 5/15/27	1,669,000	1,668,818
3.875%, 11/15/27	2,712,000	2,667,606
4.875%, 1/15/28	6,361,000	6,329,885
5.25%, 1/15/30	2,712,000	2,721,918
4.00%, 7/15/30	2,712,000	2,592,075
3.875%, 2/15/31	3,977,000	3,744,633
3.75%, 1/15/32	2,712,000	2,501,130
144A,6.125%, 3/15/34	3,949,000	4,095,231
Veritiv Operating Co.,144A,10.50%, 11/30/30	3,797,000	4,114,877
Wand NewCo 3, Inc.,144A,7.625%, 1/30/32	4,540,000	4,815,142
Williams Scotsman, Inc.
144A,4.625%, 8/15/28	1,823,000	1,795,116
144A,6.625%, 6/15/29	1,823,000	1,869,014
144A,6.625%, 4/15/30	1,853,000	1,919,430
144A,7.375%, 10/1/31	1,823,000	1,907,963

(Cost $218,889,512)		217,419,134

Cosmetics/Personal Care — 0.4%
Edgewell Personal Care Co.
144A,5.50%, 6/1/28	2,712,000	2,701,018
144A,4.125%, 4/1/29	1,823,000	1,736,751
Opal Bidco SAS,144A,6.50%, 3/31/32	3,977,000	4,049,576
Perrigo Finance Unlimited Co.
4.90%, 6/15/30	2,712,000	2,655,796
6.125%, 9/30/32	2,585,000	2,603,436
Prestige Brands, Inc.
144A,5.125%, 1/15/28	1,452,000	1,443,729
144A,3.75%, 4/1/31	2,188,000	2,017,819

(Cost $17,498,201)		17,208,125

Food — 2.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,4.625%, 1/15/27	4,901,000	4,875,158
144A,5.875%, 2/15/28	2,693,000	2,694,380
144A,6.50%, 2/15/28	2,712,000	2,766,131
144A,3.50%, 3/15/29	4,880,000	4,644,292
144A,4.875%, 2/15/30	3,616,000	3,564,369

	Principal Amount $	Value $
144A,6.25%, 3/15/33	2,188,000	2,240,525
B&G Foods, Inc.
5.25%, 9/15/27 (a)	1,930,000	1,847,710
144A,8.00%, 9/15/28	2,888,000	2,842,138
Fiesta Purchaser, Inc.
144A,7.875%, 3/1/31	1,823,000	1,936,710
144A,9.625%, 9/15/32 (a)	1,641,000	1,767,210
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.,144A,9.00%, 2/15/ 29	3,616,000	3,811,152
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28	1,823,000	1,817,126
144A,4.125%, 1/31/30	3,527,000	3,384,040
144A,4.375%, 1/31/32	2,531,000	2,382,509
Performance Food Group, Inc.
144A,5.50%, 10/15/27	3,731,000	3,728,279
144A,4.25%, 8/1/29	3,616,000	3,504,298
144A,6.125%, 9/15/32	3,616,000	3,705,554
Pilgrim’s Pride Corp.
3.50%, 3/1/32	3,216,000	2,908,033
6.25%, 7/1/33	3,336,000	3,519,954
6.875%, 5/15/34	1,825,000	2,000,591
Post Holdings, Inc.
144A,5.50%, 12/15/29	4,350,000	4,339,582
144A,4.625%, 4/15/30	5,009,000	4,835,028
144A,4.50%, 9/15/31	3,546,000	3,310,024
144A,6.25%, 2/15/32	3,616,000	3,719,114
144A,6.375%, 3/1/33	4,359,000	4,414,159
144A,6.25%, 10/15/34	2,270,000	2,289,120
US Foods, Inc.
144A,6.875%, 9/15/28	1,808,000	1,865,055
144A,4.75%, 2/15/29	3,255,000	3,208,405
144A,4.625%, 6/1/30	1,815,000	1,775,420
144A,7.25%, 1/15/32	1,808,000	1,900,655
144A,5.75%, 4/15/33	1,808,000	1,818,423

(Cost $94,321,549)		93,415,144

Healthcare-Products — 1.3%
Avantor Funding, Inc.
144A,4.625%, 7/15/28	5,605,000	5,519,871
144A,3.875%, 11/1/29	2,893,000	2,750,592
Bausch + Lomb Corp.,144A,8.375%, 10/1/28	5,062,000	5,279,160
Hologic, Inc.
144A,4.625%, 2/1/28	1,392,000	1,379,478
144A,3.25%, 2/15/29	3,435,000	3,283,967
Medline Borrower LP
144A,3.875%, 4/1/29	16,521,000	15,874,563
144A,5.25%, 10/1/29	9,040,000	8,958,124
Medline Borrower LP/Medline Co.-Issuer, Inc.,144A,6.25%, 4/1/29	5,424,000	5,578,828

See Notes to Financial Statements.

76 | DBX ETF Trust

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August 31, 2025

	Principal Amount $	Value $
Teleflex, Inc.
4.625%, 11/15/27	1,808,000	1,789,722
144A,4.25%, 6/1/28	1,813,000	1,777,508

(Cost $51,879,898)		52,191,813

Healthcare-Services — 4.8%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28	1,641,000	1,633,988
144A,5.00%, 4/15/29	1,732,000	1,694,301
144A,7.375%, 3/15/33 (a)	2,006,000	2,091,524
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	1,823,000	1,781,711
144A,3.75%, 3/15/29	1,823,000	1,729,683
144A,4.00%, 3/15/31	1,823,000	1,687,686
CHS/Community Health Systems, Inc.
144A,6.00%, 1/15/29	2,030,000	1,959,080
144A,6.875%, 4/15/29 (a)	5,592,000	4,451,084
144A,6.125%, 4/1/30	5,221,000	3,757,122
144A,5.25%, 5/15/30	5,890,000	5,284,920
144A,4.75%, 2/15/31	5,752,000	4,908,320
144A,10.875%, 1/15/32	8,074,000	8,554,250
144A,9.75%, 1/15/34	6,400,000	6,489,842
Concentra Health Services, Inc.,144A,6.875%, 7/15/32	2,350,000	2,439,074
DaVita, Inc.
144A,4.625%, 6/1/30	10,144,000	9,773,484
144A,3.75%, 2/15/31	5,424,000	4,952,809
144A,6.875%, 9/1/32	3,616,000	3,743,616
144A,6.75%, 7/15/33	3,636,000	3,771,270
Encompass Health Corp.
4.50%, 2/1/28	2,893,000	2,867,087
4.75%, 2/1/30	2,893,000	2,853,844
4.625%, 4/1/31	1,446,000	1,402,915
IQVIA, Inc.
144A,5.00%, 10/15/26	3,597,000	3,596,033
144A,5.00%, 5/15/27	4,187,000	4,172,726
144A,6.50%, 5/15/30	1,808,000	1,876,171
144A,6.25%, 6/1/32	7,232,000	7,463,909
LifePoint Health, Inc.
144A,5.375%, 1/15/29 (a)	1,823,000	1,733,928
144A,9.875%, 8/15/30	2,872,000	3,113,308
144A,11.00%, 10/15/30	4,077,000	4,499,479
144A,8.375%, 2/15/32	2,531,000	2,684,227
144A,10.00%, 6/1/32	2,893,000	2,983,097
Molina Healthcare, Inc.
144A,4.375%, 6/15/28	2,893,000	2,821,381
144A,3.875%, 11/15/30	2,350,000	2,160,226
144A,3.875%, 5/15/32	2,712,000	2,426,563
144A,6.25%, 1/15/33	2,723,000	2,744,190
MPH Acquisition Holdings LLC,144A,5.75%, 12/31/30	2,760,000	2,416,615

	Principal Amount $	Value $
Prime Healthcare Services, Inc.,144A,9.375%, 9/1/29	5,424,000	5,602,070
Radiology Partners, Inc.,144A,8.50%, 7/15/32	3,254,000	3,325,946
Select Medical Corp.,144A,6.25%, 12/1/32 (a)	1,989,000	2,002,261
Star Parent, Inc.,144A,9.00%, 10/1/30 (a)	3,616,000	3,832,580
Team Health Holdings, Inc.,144A,8.375%, 6/30/28	1,500,000	1,519,673
Tenet Healthcare Corp.
6.25%, 2/1/27	5,297,000	5,303,780
5.125%, 11/1/27	5,496,000	5,483,608
4.625%, 6/15/28	2,170,000	2,147,089
6.125%, 10/1/28	9,140,000	9,152,312
4.25%, 6/1/29	5,062,000	4,931,567
4.375%, 1/15/30	5,443,000	5,289,209
6.125%, 6/15/30	7,232,000	7,351,740
6.75%, 5/15/31	4,881,000	5,076,430
US Acute Care Solutions LLC,144A,9.75%, 5/15/29	3,616,000	3,715,350

(Cost $191,050,972)		187,253,078

Household Products/Wares — 0.1%
Central Garden & Pet Co.
4.125%, 10/15/30 (a)	1,823,000	1,725,839
144A,4.125%, 4/30/31	1,446,000	1,348,755
Kronos Acquisition Holdings, Inc.
144A,8.25%, 6/30/31	2,006,000	1,499,485
144A,10.75%, 6/30/32 (a)	1,641,000	830,552

(Cost $6,489,310)		5,404,631

Pharmaceuticals — 2.4%
1261229 BC Ltd.,144A,10.00%, 4/15/32	15,910,000	16,532,813
AdaptHealth LLC
144A,4.625%, 8/1/29	1,815,000	1,717,663
144A,5.125%, 3/1/30	2,188,000	2,088,865
Bausch Health Americas, Inc.,144A,8.50%, 1/31/27	2,343,000	2,339,345
Bausch Health Cos., Inc.
144A,5.00%, 1/30/28	1,566,000	1,365,963
144A,4.875%, 6/1/28	5,808,000	5,247,441
144A,11.00%, 9/30/28	6,547,000	6,872,288
144A,5.00%, 2/15/29	1,623,000	1,246,026
144A,6.25%, 2/15/29 (a)	2,980,000	2,346,750
144A,5.25%, 1/30/30	2,816,000	2,053,019
144A,5.25%, 2/15/31	1,687,000	1,140,235
Endo Finance Holdings, Inc.,144A,8.50%, 4/15/31 (a)	3,616,000	3,854,139
Grifols SA,144A,4.75%, 10/15/28	2,569,000	2,491,655
HLF Financing Sarl LLC / Herbalife International, Inc.
144A,12.25%, 4/15/29	2,849,000	3,105,493

See Notes to Financial Statements.

DBX ETF Trust | 77

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August 31, 2025

	Principal Amount $	Value $
144A,4.875%, 6/1/29	2,188,000	1,926,711
Jazz Securities DAC,144A,4.375%, 1/15/29	5,424,000	5,313,224
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28	7,593,000	7,276,987
144A,5.125%, 4/30/31	6,384,000	5,475,198
144A,6.75%, 5/15/34	1,815,000	1,720,564
144A,7.875%, 5/15/34 (a)	1,808,000	1,632,179
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)	1,746,000	1,484,613
144A,6.625%, 4/1/30 (a)	2,014,000	1,748,781
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	6,539,000	6,413,768
6.75%, 3/1/28	4,519,000	4,692,972
6.00%, 12/1/32	1,823,000	1,875,956
Teva Pharmaceutical Finance Netherlands IV BV,5.75%, 12/1/30	2,531,000	2,586,540

(Cost $88,721,294)		94,549,188

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Stena International SA
144A,7.25%, 1/15/31	3,060,000	3,123,725
144A,7.625%, 2/15/31	1,446,000	1,492,986

(Cost $4,655,533)		4,616,711

Energy — 10.1%
Oil & Gas — 5.0%
Aethon United BR LP / Aethon United Finance Corp.,144A,7.50%, 10/1/29	3,616,000	3,774,283
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,5.875%, 6/30/29	1,446,000	1,443,576
144A,6.625%, 10/15/32	2,184,000	2,224,976
144A,6.625%, 7/15/33	1,823,000	1,851,860
Baytex Energy Corp.
144A,8.50%, 4/30/30	2,746,000	2,805,396
144A,7.375%, 3/15/32 (a)	2,097,000	2,050,445
California Resources Corp.,144A,8.25%, 6/15/29	3,254,000	3,364,721
Civitas Resources, Inc.
144A,5.00%, 10/15/26	1,446,000	1,442,981
144A,8.375%, 7/1/28	4,881,000	5,075,103
144A,8.625%, 11/1/30	3,616,000	3,766,888
144A,8.75%, 7/1/31	4,881,000	5,027,293
144A,9.625%, 6/15/33	2,712,000	2,872,216
CNX Resources Corp.
144A,6.00%, 1/15/29	1,823,000	1,828,163
144A,7.375%, 1/15/31	1,823,000	1,891,849

	Principal Amount $	Value $
144A,7.25%, 3/1/32	2,188,000	2,271,781
Comstock Resources, Inc.
144A,6.75%, 3/1/29	4,425,000	4,366,038
144A,6.75%, 3/1/29	1,446,000	1,424,539
144A,5.875%, 1/15/30	3,643,000	3,421,708
Crescent Energy Finance LLC
144A,9.25%, 2/15/28	1,504,000	1,566,016
144A,7.625%, 4/1/32	4,089,000	4,075,113
144A,7.375%, 1/15/33	3,816,000	3,730,917
144A,8.375%, 1/15/34	1,986,000	2,016,783
CVR Energy, Inc.
144A,5.75%, 2/15/28	1,452,000	1,416,157
144A,8.50%, 1/15/29	2,188,000	2,213,212
Energean PLC,144A,6.50%, 4/30/27	1,634,000	1,619,539
Hilcorp Energy I LP / Hilcorp Finance Co.
144A,6.25%, 11/1/28	2,188,000	2,200,868
144A,5.75%, 2/1/29	1,963,000	1,938,987
144A,6.00%, 4/15/30	1,823,000	1,805,279
144A,6.00%, 2/1/31	2,178,000	2,103,930
144A,6.25%, 4/15/32	1,823,000	1,746,586
144A,8.375%, 11/1/33	2,249,000	2,350,173
144A,7.25%, 2/15/35	3,630,000	3,544,369
Ithaca Energy North Sea PLC,144A,8.125%, 10/15/29	2,899,000	3,024,402
Kosmos Energy Ltd.
144A,7.50%, 3/1/28	1,587,000	1,334,565
144A,8.75%, 10/1/31 (a)	1,730,000	1,295,800
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27	2,023,815	2,022,803
144A,REGS, 6.75%, 6/30/30	1,967,059	1,955,503
Matador Resources Co.
144A,6.875%, 4/15/28	1,808,000	1,851,097
144A,6.50%, 4/15/32	3,267,000	3,316,675
144A,6.25%, 4/15/33	2,712,000	2,738,828
Medco Maple Tree Pte Ltd.,144A,8.96%, 4/27/29	1,758,000	1,842,495
Murphy Oil Corp.,6.00%, 10/1/32 (a)	2,170,000	2,114,614
Noble Finance II LLC,144A,8.00%, 4/15/30	5,062,000	5,245,366
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28	2,498,000	2,518,489
144A,8.75%, 6/15/31	1,823,000	1,875,105
Parkland Corp.
144A,5.875%, 7/15/27	2,125,000	2,124,985
144A,4.50%, 10/1/29	2,893,000	2,811,280
144A,4.625%, 5/1/30	2,893,000	2,802,072
144A,6.625%, 8/15/32	1,823,000	1,878,842
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/28	2,999,000	2,948,402

See Notes to Financial Statements.

78 | DBX ETF Trust

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Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
144A,9.875%, 3/15/30	2,893,000	2,989,206
144A,7.875%, 9/15/30	1,765,000	1,710,276
Permian Resources Operating LLC
144A,5.875%, 7/1/29	2,531,000	2,533,344
144A,7.00%, 1/15/32	3,615,000	3,750,328
144A,6.25%, 2/1/33	3,616,000	3,685,695
Puma International Financing SA, 144A,7.75%, 4/25/29	2,040,000	2,115,343
Range Resources Corp.
8.25%, 1/15/29	2,169,000	2,227,309
144A,4.75%, 2/15/30	1,823,000	1,779,522
SM Energy Co.
6.75%, 9/15/26	1,529,000	1,527,206
6.625%, 1/15/27	1,520,000	1,522,079
6.50%, 7/15/28	1,459,000	1,473,832
144A,6.75%, 8/1/29	2,712,000	2,740,758
144A,7.00%, 8/1/32 (a)	2,712,000	2,733,278
Sunoco LP
144A,7.00%, 5/1/29	2,712,000	2,818,074
144A,7.25%, 5/1/32	2,712,000	2,870,663
144A,6.25%, 7/1/33	3,551,000	3,631,430
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	2,084,000	2,086,980
144A,7.00%, 9/15/28	1,808,000	1,869,040
4.50%, 5/15/29	3,193,000	3,114,350
4.50%, 4/30/30	2,891,000	2,795,581
Talos Production, Inc.
144A,9.00%, 2/1/29	2,279,000	2,347,821
144A,9.375%, 2/1/31	2,260,000	2,343,688
TGNR Intermediate Holdings LLC, 144A,5.50%, 10/15/29	2,531,000	2,472,623
Transocean, Inc.
144A,8.00%, 2/1/27	2,369,000	2,366,750
144A,8.25%, 5/15/29	3,304,000	3,199,199
144A,8.50%, 5/15/31	3,254,000	3,059,992
Vital Energy, Inc., 144A,7.875%, 4/15/32 (a)	3,616,000	3,565,123

(Cost $196,816,691)		196,262,558

Oil & Gas Services — 0.5%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.25%, 4/1/28	2,893,000	2,904,497
144A,6.625%, 9/1/32	2,531,000	2,596,267
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	2,997,000	2,999,511
144A,7.125%, 3/15/29	3,616,000	3,709,152
Weatherford International Ltd., 144A,8.625%, 4/30/30	5,553,000	5,694,785

(Cost $17,915,084)		17,904,212

	Principal Amount $	Value $
Pipelines — 4.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,5.75%, 3/1/27	2,350,000	2,350,897
144A,5.75%, 1/15/28	2,350,000	2,357,945
144A,5.375%, 6/15/29	2,712,000	2,697,518
144A,6.625%, 2/1/32	2,181,000	2,256,953
Blue Racer Midstream LLC / Blue Racer Finance Corp.
144A,7.00%, 7/15/29	1,823,000	1,903,075
144A,7.25%, 7/15/32	1,815,000	1,927,334
Buckeye Partners LP
3.95%, 12/1/26	2,170,000	2,145,283
4.125%, 12/1/27	1,446,000	1,423,360
144A,4.50%, 3/1/28	1,808,000	1,780,721
144A,6.875%, 7/1/29	2,188,000	2,269,017
144A,6.75%, 2/1/30	1,808,000	1,879,062
CQP Holdco LP / BIP-V Chinook Holdco LLC
144A,5.50%, 6/15/31	5,062,000	4,995,593
144A,7.50%, 12/15/33	1,823,000	1,956,418
Delek Logistics Partners LP / Delek Logistics Finance Corp.
144A,8.625%, 3/15/29	3,744,000	3,916,437
144A,7.375%, 6/30/33	2,541,000	2,544,517
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 2/1/28	2,466,000	2,494,630
8.25%, 1/15/29	2,170,000	2,267,036
8.875%, 4/15/30	1,808,000	1,914,717
7.875%, 5/15/32	2,531,000	2,628,719
8.00%, 5/15/33	2,188,000	2,286,935
Global Partners LP / GLP Finance Corp.
144A,8.25%, 1/15/32	1,641,000	1,726,217
144A,7.125%, 7/1/33	1,641,000	1,680,871
Harvest Midstream I LP
144A,7.50%, 9/1/28	2,863,000	2,895,541
144A,7.50%, 5/15/32	1,808,000	1,863,059
Hess Midstream Operations LP
144A,5.875%, 3/1/28	2,917,000	2,967,721
144A,5.125%, 6/15/28	2,006,000	2,002,815
144A,6.50%, 6/1/29	1,877,000	1,941,963
144A,4.25%, 2/15/30	2,853,000	2,772,148
144A,5.50%, 10/15/30	1,459,000	1,467,880
Howard Midstream Energy Partners LLC
144A,7.375%, 7/15/32	2,188,000	2,283,176
144A,6.625%, 1/15/34	2,700,000	2,745,803
ITT Holdings LLC, 144A,6.50%, 8/1/29	4,411,000	4,328,177
New Fortress Energy, Inc., 144A,6.50%, 9/30/26 (a)	1,826,000	640,670

See Notes to Financial Statements.

DBX ETF Trust | 79

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
NFE Financing LLC, 144A,12.00%, 11/15/29 (a)	9,920,000	3,653,982
NGL Energy Operating LLC / NGL Energy Finance Corp.
144A,8.125%, 2/15/29	3,254,000	3,321,999
144A,8.375%, 2/15/32 (a)	4,632,000	4,714,519
NuStar Logistics LP
5.625%, 4/28/27	1,989,000	2,000,876
6.375%, 10/1/30	2,188,000	2,266,816
Rockies Express Pipeline LLC
144A,4.95%, 7/15/29	2,006,000	1,975,101
144A,6.75%, 3/15/33	1,808,000	1,890,855
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,6.00%, 3/1/27	1,555,000	1,554,071
144A,5.50%, 1/15/28	2,712,000	2,709,136
144A,7.375%, 2/15/29	2,893,000	2,982,608
144A,6.00%, 12/31/30	2,631,000	2,593,701
144A,6.00%, 9/1/31	1,701,000	1,672,256
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	4,520,000	4,336,108
144A,6.25%, 1/15/30	3,616,000	3,767,821
144A,4.125%, 8/15/31	4,520,000	4,246,758
144A,3.875%, 11/1/33	4,520,000	4,029,271
Venture Global LNG, Inc.
144A,8.125%, 6/1/28	7,912,000	8,203,383
144A,9.50%, 2/1/29	10,848,000	11,933,223
144A,7.00%, 1/15/30 (a)	5,445,000	5,614,427
144A,8.375%, 6/1/31 (a)	8,136,000	8,541,197
144A,9.875%, 2/1/32	7,232,000	7,879,293
Venture Global Plaquemines LNG LLC
144A,6.50%, 1/15/34	7,432,000	7,763,408
144A,6.75%, 1/15/36	7,261,000	7,624,595

(Cost $189,234,033)		182,587,612

Financial — 14.1%
Banks — 0.2%
Banco Votorantim SA, 144A,5.875%, 4/8/28	2,242,000	2,287,849
Freedom Mortgage Corp.
144A,6.625%, 1/15/27	1,943,000	1,949,303
144A,12.00%, 10/1/28	2,893,000	3,095,698
144A,12.25%, 10/1/30	1,809,000	2,007,561

(Cost $9,247,779)		9,340,411

Diversified Financial Services — 5.9%
AG Issuer LLC, 144A,6.25%, 3/1/28	1,815,000	1,819,908
Ally Financial, Inc., 6.70%, 2/14/33 (a)	1,808,000	1,878,687

	Principal Amount $	Value $
Aretec Group, Inc.
144A,7.50%, 4/1/29 (a)	1,446,000	1,452,346
144A,10.00%, 8/15/30	2,531,000	2,765,801
Azorra Finance Ltd.
144A,7.75%, 4/15/30	2,000,000	2,101,152
144A,7.25%, 1/15/31	2,006,000	2,076,876
Bread Financial Holdings, Inc., 144A,9.75%, 3/15/29	2,620,000	2,801,639
Burford Capital Global Finance LLC
144A,9.25%, 7/1/31	2,441,000	2,601,527
144A,7.50%, 7/15/33	1,823,000	1,865,385
Coinbase Global, Inc.
144A,3.375%, 10/1/28	3,616,000	3,433,426
144A,3.625%, 10/1/31	2,667,000	2,388,950
Credit Acceptance Corp.
144A,9.25%, 12/15/28	2,188,000	2,312,574
144A,6.625%, 3/15/30	1,823,000	1,850,001
Encore Capital Group, Inc.
144A,9.25%, 4/1/29	1,808,000	1,911,308
144A,8.50%, 5/15/30	1,823,000	1,927,830
Enova International, Inc.
144A,11.25%, 12/15/28	1,436,000	1,532,116
144A,9.125%, 8/1/29	1,823,000	1,923,721
Focus Financial Partners LLC, 144A,6.75%, 9/15/31	3,616,000	3,739,685
Freedom Mortgage Holdings LLC
144A,9.25%, 2/1/29	4,018,000	4,202,268
144A,9.125%, 5/15/31	2,622,000	2,761,375
144A,8.375%, 4/1/32	2,350,000	2,425,359
144A,7.875%, 4/1/33	1,800,000	1,831,403
GGAM Finance Ltd.
144A,8.00%, 2/15/27	2,529,000	2,595,988
144A,8.00%, 6/15/28	2,188,000	2,323,052
144A,6.875%, 4/15/29	1,446,000	1,500,231
144A,5.875%, 3/15/30	1,446,000	1,464,021
goeasy Ltd.
144A,9.25%, 12/1/28	1,989,000	2,094,596
144A,7.625%, 7/1/29	2,188,000	2,267,359
144A,6.875%, 5/15/30	1,459,000	1,482,486
144A,7.375%, 10/1/30	1,446,000	1,491,174
144A,6.875%, 2/15/31	1,634,000	1,635,066
Jane Street Group / JSG Finance, Inc.
144A,4.50%, 11/15/29	2,170,000	2,097,311
144A,7.125%, 4/30/31	5,327,000	5,568,995
144A,6.125%, 11/1/32	6,046,000	6,078,298
144A,6.75%, 5/1/33	4,770,000	4,932,113
Jefferies Finance LLC / JFIN Co.- Issuer Corp.
144A,5.00%, 8/15/28	3,691,000	3,584,420
144A,6.625%, 10/15/31	1,808,000	1,814,635

See Notes to Financial Statements.

80 | DBX ETF Trust

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Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
LD Holdings Group LLC, 144A, 6.125%, 4/1/28 (a)	1,821,000	1,605,054
Midcap Financial Issuer Trust
144A,6.50%, 5/1/28	3,616,000	3,608,002
144A,5.625%, 1/15/30	1,446,000	1,376,823
Nationstar Mortgage Holdings, Inc.
144A,6.00%, 1/15/27	2,188,000	2,185,351
144A,5.50%, 8/15/28	3,073,000	3,068,737
144A,6.50%, 8/1/29	2,758,000	2,832,154
144A,5.125%, 12/15/30	2,244,000	2,277,386
144A,5.75%, 11/15/31	2,215,000	2,242,933
144A,7.125%, 2/1/32	3,677,000	3,835,589
Navient Corp.
5.00%, 3/15/27	2,531,000	2,514,230
4.875%, 3/15/28	1,815,000	1,781,322
5.50%, 3/15/29 (a)	2,712,000	2,683,228
9.375%, 7/25/30	1,808,000	1,998,496
11.50%, 3/15/31	1,823,000	2,059,060
7.875%, 6/15/32 (a)	1,823,000	1,925,352
OneMain Finance Corp.
3.50%, 1/15/27	2,610,000	2,555,932
6.625%, 1/15/28	2,737,000	2,807,888
3.875%, 9/15/28	2,188,000	2,099,044
6.625%, 5/15/29	3,267,000	3,363,497
5.375%, 11/15/29	2,700,000	2,671,356
7.875%, 3/15/30	2,541,000	2,690,174
6.125%, 5/15/30	2,700,000	2,743,798
4.00%, 9/15/30	3,056,000	2,826,849
7.50%, 5/15/31	2,723,000	2,856,179
7.125%, 11/15/31	2,735,000	2,842,847
6.75%, 3/15/32	2,188,000	2,242,650
7.125%, 9/15/32	2,749,000	2,865,861
Osaic Holdings, Inc.
144A,6.75%, 8/1/32	1,500,000	1,529,568
144A,8.00%, 8/1/33	1,674,000	1,697,468
PennyMac Financial Services, Inc.
144A,4.25%, 2/15/29	2,360,000	2,277,959
144A,7.875%, 12/15/29	2,723,000	2,895,960
144A,7.125%, 11/15/30	2,350,000	2,435,897
144A,5.75%, 9/15/31	1,808,000	1,775,187
144A,6.875%, 5/15/32	3,032,000	3,106,169
144A,6.875%, 2/15/33	3,073,000	3,141,832
144A,6.75%, 2/15/34	2,360,000	2,377,897
PRA Group, Inc.,144A,8.875%, 1/31/30	2,001,000	2,104,267
Rocket Cos., Inc.
144A,6.125%, 8/1/30	7,232,000	7,446,248
144A,6.375%, 8/1/33	7,232,000	7,513,868
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26	3,799,000	3,721,055

	Principal Amount $	Value $
144A,3.625%, 3/1/29	2,712,000	2,587,207
144A,3.875%, 3/1/31	4,538,000	4,243,455
144A,4.00%, 10/15/33	3,086,000	2,784,220
SLM Corp.
3.125%, 11/2/26	1,692,000	1,659,990
6.50%, 1/31/30	1,823,000	1,909,334
Stonex Escrow Issuer LLC,144A,6.875%, 7/15/32	2,200,000	2,262,872
StoneX Group, Inc.,144A,7.875%, 3/1/31	2,087,000	2,207,601
Synchrony Financial,7.25%, 2/2/33	2,712,000	2,859,321
United Wholesale Mortgage LLC
144A,5.75%, 6/15/27	1,808,000	1,807,241
144A,5.50%, 4/15/29	2,531,000	2,494,544
UWM Holdings LLC,144A,6.625%, 2/1/30	2,893,000	2,940,813

(Cost $229,925,479)		230,872,847

Insurance — 2.6%
Acrisure LLC / Acrisure Finance, Inc.
144A,8.25%, 2/1/29	3,345,000	3,480,897
144A,4.25%, 2/15/29	2,531,000	2,444,293
144A,8.50%, 6/15/29	1,808,000	1,902,443
144A,6.00%, 8/1/29	1,823,000	1,788,411
144A,7.50%, 11/6/30	3,977,000	4,124,177
144A,6.75%, 7/1/32	1,997,000	2,050,480
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
144A,4.25%, 10/15/27	2,712,000	2,675,217
144A,6.75%, 10/15/27	4,845,000	4,859,651
144A,6.75%, 4/15/28	4,520,000	4,614,143
144A,5.875%, 11/1/29	1,641,000	1,622,697
144A,7.00%, 1/15/31	5,259,000	5,443,391
144A,6.50%, 10/1/31	3,630,000	3,715,218
144A,7.375%, 10/1/32	2,531,000	2,610,688
AmWINS Group, Inc.,144A,6.375%, 2/15/29	2,712,000	2,781,188
Ardonagh Finco Ltd.,144A,7.75%, 2/15/31	4,664,000	4,884,197
Ardonagh Group Finance Ltd.,144A,8.875%, 2/15/32	5,532,000	5,860,772
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
144A,7.25%, 2/15/31	3,616,000	3,737,508
144A,8.125%, 2/15/32	1,808,000	1,883,630
HUB International Ltd.
144A,5.625%, 12/1/29	2,006,000	2,014,263
144A,7.25%, 6/15/30	11,889,000	12,443,372
144A,7.375%, 1/31/32	6,870,000	7,230,373

See Notes to Financial Statements.

DBX ETF Trust | 81

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Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Jones Deslauriers Insurance Management, Inc.
144A,8.50%, 3/15/30	2,622,000	2,775,162
144A,10.50%, 12/15/30	1,815,000	1,928,663
Panther Escrow Issuer LLC,144A,7.125%, 6/1/31	10,848,000	11,264,726
Ryan Specialty LLC
144A,4.375%, 2/1/30	1,459,000	1,411,951
144A,5.875%, 8/1/32	4,339,000	4,371,456

(Cost $102,390,413)		103,918,967

Investment Companies — 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.25%, 5/15/27	5,252,000	5,127,028
4.375%, 2/1/29	2,520,000	2,123,236

(Cost $7,728,472)		7,250,264

Real Estate — 0.7%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30 (a)	2,314,197	2,280,278
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29	2,088,000	1,942,403
144A,5.25%, 4/15/30	1,620,000	1,421,139
144A,9.75%, 4/15/30	1,823,000	1,938,088
Cushman & Wakefield US Borrower LLC
144A,6.75%, 5/15/28	2,350,000	2,374,654
144A,8.875%, 9/1/31	1,446,000	1,551,567
Howard Hughes Corp.
144A,5.375%, 8/1/28	2,712,000	2,711,305
144A,4.125%, 2/1/29	2,350,000	2,249,656
144A,4.375%, 2/1/31	2,350,000	2,190,421
Hunt Cos., Inc.,144A,5.25%, 4/15/29	2,316,000	2,269,378
Kennedy-Wilson, Inc.
4.75%, 3/1/29	2,188,000	2,085,444
4.75%, 2/1/30	2,188,000	2,052,738
5.00%, 3/1/31 (a)	2,179,000	2,035,961

(Cost $27,622,428)		27,103,032

Real Estate Investment Trusts — 0.9%
Arbor Realty SR, Inc.,144A,7.875%, 7/15/30	1,823,000	1,898,745
Blackstone Mortgage Trust, Inc.,144A,7.75%, 12/1/29	1,641,000	1,751,096
Iron Mountain, Inc.,144A,6.25%, 1/15/33	4,489,000	4,596,359
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,5.50%, 8/1/30	1,800,000	1,835,226
Millrose Properties, Inc.,144A,6.375%, 8/1/30	4,550,000	4,594,021

	Principal Amount $	Value $
MPT Operating Partnership LP / MPT Finance Corp.,144A,8.50%, 2/15/32	5,445,000	5,712,943
Office Properties Income Trust,144A,9.00%, 9/30/29	2,089,000	1,437,462
Pebblebrook Hotel LP / PEB Finance Corp.,144A,6.375%, 10/15/29	1,446,000	1,466,008
RHP Hotel Properties LP / RHP Finance Corp.,144A,6.50%, 6/15/33	2,279,000	2,355,513
Rithm Capital Corp.,144A,8.00%, 7/15/30	1,688,000	1,724,689
Starwood Property Trust, Inc.
144A,6.50%, 7/1/30	1,808,000	1,877,733
144A,6.50%, 10/15/30	1,808,000	1,870,893
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC,144A,8.625%, 6/15/32 (a)	2,178,000	2,143,586

(Cost $33,103,879)		33,264,274

REITS — 3.4%
Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29	1,823,000	1,754,082
Brandywine Operating Partnership LP
3.95%, 11/15/27	1,641,000	1,598,958
8.875%, 4/12/29	2,000,000	2,175,940
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL,144A,4.50%, 4/1/27	1,800,000	1,770,264
Diversified Healthcare Trust
4.75%, 2/15/28	1,823,000	1,718,925
4.375%, 3/1/31	1,823,000	1,549,510
Global Net Lease, Inc.,144A,4.50%, 9/30/28	1,823,000	1,773,322
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,144A,3.75%, 12/15/27	1,823,000	1,769,481
Hudson Pacific Properties LP
3.95%, 11/1/27	1,352,000	1,293,533
4.65%, 4/1/29 (a)	1,823,000	1,677,294
3.25%, 1/15/30 (a)	1,459,000	1,235,660
Iron Mountain, Inc.
144A,4.875%, 9/15/27	3,616,000	3,595,165
144A,5.25%, 3/15/28	2,983,000	2,977,796
144A,5.00%, 7/15/28	1,808,000	1,795,631
144A,7.00%, 2/15/29	3,616,000	3,727,026
144A,4.875%, 9/15/29	3,616,000	3,556,606
144A,5.25%, 7/15/30	4,704,000	4,658,217
144A,4.50%, 2/15/31	4,097,000	3,900,180
144A,5.625%, 7/15/32	2,170,000	2,155,070

See Notes to Financial Statements.

82 | DBX ETF Trust

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Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,4.25%, 2/1/27	2,168,000	2,133,848
144A,4.75%, 6/15/29	2,292,000	2,242,838
144A,7.00%, 7/15/31	1,808,000	1,902,287
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27 (a)	5,082,000	4,817,545
4.625%, 8/1/29 (a)	3,254,000	2,567,978
3.50%, 3/15/31 (a)	4,719,000	3,325,359
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,5.875%, 10/1/28	2,622,000	2,621,350
144A,4.875%, 5/15/29	2,712,000	2,641,450
144A,7.00%, 2/1/30	2,006,000	2,072,862
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	2,529,500	2,524,808
144A,7.25%, 7/15/28	1,459,000	1,502,680
144A,4.50%, 2/15/29	2,188,000	2,139,784
144A,6.50%, 4/1/32	3,636,000	3,739,368
Rithm Capital Corp.,144A,8.00%, 4/1/29	2,802,000	2,870,971
RLJ Lodging Trust LP,144A,4.00%, 9/15/29	1,815,000	1,704,503
SBA Communications Corp.
3.875%, 2/15/27	5,231,000	5,145,335
3.125%, 2/1/29	5,516,000	5,187,992
Service Properties Trust
4.75%, 10/1/26	1,641,000	1,627,074
4.95%, 2/15/27 (a)	1,459,000	1,417,974
5.50%, 12/15/27	1,641,000	1,620,773
3.95%, 1/15/28 (a)	1,446,000	1,344,739
8.375%, 6/15/29	2,531,000	2,613,584
4.95%, 10/1/29 (a)	1,556,000	1,378,070
4.375%, 2/15/30 (a)	1,442,000	1,228,095
144A,8.625%, 11/15/31	3,616,000	3,856,460
8.875%, 6/15/32 (a)	1,815,000	1,874,262
Starwood Property Trust, Inc.
144A,4.375%, 1/15/27	1,655,000	1,637,255
144A,7.25%, 4/1/29	2,270,000	2,381,693
144A,6.00%, 4/15/30	1,446,000	1,473,818
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,144A,6.00%, 1/15/30	2,531,000	2,328,942
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	8,226,000	8,661,073
144A,4.75%, 4/15/28	1,953,000	1,907,161
144A,6.50%, 2/15/29 (a)	4,048,000	3,859,143

(Cost $136,230,596)		133,033,734

	Principal Amount $	Value $

Venture Capital — 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
9.75%, 1/15/29	2,518,000	2,506,291
144A,10.00%, 11/15/29	3,630,000	3,597,817
9.00%, 6/15/30	2,722,000	2,595,523

(Cost $8,918,284)		8,699,631

Industrial — 10.1%
Aerospace/Defense — 2.2%
ATI, Inc.,7.25%, 8/15/30	1,550,000	1,633,960
Bombardier, Inc.
144A,6.00%, 2/15/28	2,712,000	2,716,852
144A,7.50%, 2/1/29	2,712,000	2,831,965
144A,8.75%, 11/15/30	2,723,000	2,937,946
144A,7.25%, 7/1/31	2,712,000	2,862,616
144A,7.00%, 6/1/32 (a)	2,712,000	2,835,187
144A,6.75%, 6/15/33	1,823,000	1,897,945
Spirit AeroSystems, Inc.
4.60%, 6/15/28	2,531,000	2,526,206
144A,9.375%, 11/30/29	3,254,000	3,445,557
144A,9.75%, 11/15/30	4,339,000	4,784,051
TransDigm, Inc.
144A,6.75%, 8/15/28	7,591,000	7,813,320
4.625%, 1/15/29	4,339,000	4,249,075
144A,6.375%, 3/1/29	9,940,000	10,189,325
4.875%, 5/1/29 (a)	2,711,000	2,663,880
144A,6.875%, 12/15/30 (a)	5,243,000	5,440,687
144A,7.125%, 12/1/31	3,616,000	3,773,694
144A,6.625%, 3/1/32	8,155,000	8,407,348
144A,6.00%, 1/15/33	5,424,000	5,488,774
144A,6.375%, 5/31/33	9,620,000	9,771,890

(Cost $85,305,707)		86,270,278

Building Materials — 2.2%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30	2,006,000	1,985,314
144A,4.25%, 2/1/32	4,741,000	4,459,123
144A,6.375%, 6/15/32	2,424,000	2,501,328
144A,6.375%, 3/1/34	3,647,000	3,760,717
144A,6.75%, 5/15/35	2,735,000	2,855,623
Camelot Return Merger Sub, Inc.,144A,8.75%, 8/1/28	2,567,000	2,472,361
Cornerstone Building Brands, Inc.,144A,9.50%, 8/15/29	1,808,000	1,741,779
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
144A,6.625%, 12/15/30	10,074,000	10,358,852
144A,6.75%, 7/15/31	1,823,000	1,887,425
James Hardie International Finance DAC,144A,5.00%, 1/15/28	1,446,000	1,428,980
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC,144A,6.75%, 4/1/32	2,531,000	2,610,696

See Notes to Financial Statements.

DBX ETF Trust | 83

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
MIWD Holdco II LLC / MIWD Finance Corp.,144A,5.50%, 2/1/30 (a)	1,823,000	1,796,637
Quikrete Holdings, Inc.
144A,6.375%, 3/1/32	14,283,000	14,739,713
144A,6.75%, 3/1/33	5,594,000	5,802,639
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28	3,977,000	3,988,649
144A,8.875%, 11/15/31	3,977,000	4,245,237
Standard Building Solutions, Inc.
144A,6.50%, 8/15/32	3,616,000	3,734,666
144A,6.25%, 8/1/33	4,073,000	4,159,962
Standard Industries, Inc.
144A,4.75%, 1/15/28	3,616,000	3,584,579
144A,4.375%, 7/15/30	5,785,000	5,547,295
144A,3.375%, 1/15/31	3,977,000	3,612,248

(Cost $87,034,634)		87,273,823

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28	2,105,000	2,072,282
144A,4.375%, 3/31/29	2,861,000	2,741,832
WESCO Distribution, Inc.
144A,7.25%, 6/15/28	4,791,000	4,868,145
144A,6.375%, 3/15/29	3,254,000	3,354,311
144A,6.625%, 3/15/32	3,073,000	3,190,160
144A,6.375%, 3/15/33	2,874,000	2,982,755

(Cost $19,331,931)		19,209,485

Electronics — 0.5%
Imola Merger Corp.,144A,4.75%, 5/15/29	7,232,000	7,055,138
Sensata Technologies BV
144A,4.00%, 4/15/29	3,616,000	3,466,899
144A,5.875%, 9/1/30	1,808,000	1,825,313
Sensata Technologies, Inc.
144A,4.375%, 2/15/30	1,641,000	1,581,300
144A,3.75%, 2/15/31	2,717,000	2,499,479
144A,6.625%, 7/15/32 (a)	1,808,000	1,868,959

(Cost $18,544,690)		18,297,088

Engineering & Construction — 0.6%
AECOM,144A,6.00%, 8/1/33	4,339,000	4,431,638
Arcosa, Inc.
144A,4.375%, 4/15/29	1,446,000	1,405,068
144A,6.875%, 8/15/32	2,170,000	2,265,400
Brand Industrial Services,
Inc.,144A,10.375%, 8/1/30	5,209,000	5,120,631
Fluor Corp.,4.25%, 9/15/28	1,849,000	1,820,557
HTA Group Ltd./ Mauritius,144A,7.50%, 6/4/29	3,073,000	3,192,984
IHS Holding Ltd.
144A,6.25%, 11/29/28	1,750,000	1,736,007

	Principal Amount $	Value $
144A,7.875%, 5/29/30	1,989,000	2,034,010
144A,8.25%, 11/29/31 (a)	2,350,000	2,434,576

(Cost $24,277,776)		24,440,871

Environmental Control — 0.7%
Clean Harbors, Inc.,144A,6.375%, 2/1/31	1,823,000	1,869,434
GFL Environmental, Inc.
144A,4.00%, 8/1/28	2,712,000	2,645,839
144A,4.75%, 6/15/29	2,712,000	2,670,392
144A,4.375%, 8/15/29	2,006,000	1,952,660
144A,6.75%, 1/15/31	3,816,000	3,988,414
Madison IAQ LLC
144A,4.125%, 6/30/28	2,531,000	2,462,667
144A,5.875%, 6/30/29	3,742,000	3,707,645
Reworld Holding Corp.,5.00%, 9/1/30	1,355,000	1,310,618
Waste Pro USA, Inc.,144A,7.00%, 2/1/33	3,073,000	3,220,906
Wrangler Holdco Corp.,144A,6.625%, 4/1/32	1,823,000	1,901,641

(Cost $25,544,513)		25,730,216

Machinery-Construction & Mining — 0.1%
Terex Corp.
144A,5.00%, 5/15/29	2,170,000	2,136,100
144A,6.25%, 10/15/32	2,712,000	2,747,139

(Cost $4,806,240)		4,883,239

Machinery-Diversified — 0.4%
Husky Injection Molding Systems Ltd. / Titan Co.- Borrower LLC,144A,9.00%, 2/15/29	3,616,000	3,798,926
Maxim Crane Works Holdings Capital LLC,144A,11.50%, 9/1/28	1,823,000	1,928,644
SPX FLOW, Inc.,144A,8.75%, 4/1/30	1,823,000	1,895,705
TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	5,640,000	5,627,833

(Cost $13,229,274)		13,251,108

Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.
144A,6.125%, 3/15/30	3,616,000	3,724,194
144A,6.25%, 3/15/33	2,712,000	2,810,202
Trinity Industries, Inc.,144A,7.75%, 7/15/28	2,184,000	2,259,807

(Cost $8,669,690)		8,794,203

Packaging & Containers — 2.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A,6.00%, 6/15/27	2,179,000	2,180,806

See Notes to Financial Statements.

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August 31, 2025

	Principal Amount $	Value $
144A,3.25%, 9/1/28	2,178,000	2,060,185
144A,4.00%, 9/1/29 (a)	3,830,000	3,517,621
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,5.25%, 8/15/27	3,706,000	1,636,384
144A,5.25%, 8/15/27	2,907,000	1,283,586
Ball Corp.
6.875%, 3/15/28	2,712,000	2,770,210
6.00%, 6/15/29	3,616,000	3,713,875
2.875%, 8/15/30	4,701,000	4,256,030
3.125%, 9/15/31	3,073,000	2,771,858
5.50%, 9/15/33	2,723,000	2,757,587
Canpack SA / Canpack US LLC,144A,3.875%, 11/15/29	2,893,000	2,727,376
Clydesdale Acquisition Holdings, Inc.
144A,6.875%, 1/15/30	1,808,000	1,861,065
144A,6.75%, 4/15/32	5,116,000	5,260,016
Crown Americas LLC
5.25%, 4/1/30	1,823,000	1,848,325
144A,5.875%, 6/1/33	2,549,000	2,580,659
Graphic Packaging International LLC
144A,3.50%, 3/15/28	1,641,000	1,580,978
144A,3.75%, 2/1/30	1,446,000	1,358,802
144A,6.375%, 7/15/32	1,808,000	1,839,273
LABL, Inc.
144A,5.875%, 11/1/28	1,823,000	1,449,199
144A,8.25%, 11/1/29 (a)	1,678,000	1,091,934
144A,8.625%, 10/1/31	3,435,000	2,538,998
Mauser Packaging Solutions Holding Co.
144A,7.875%, 4/15/27	9,748,000	9,876,215
144A,9.25%, 4/15/27	4,858,000	4,840,467
OI European Group BV,144A,4.75%, 2/15/30	1,446,000	1,368,819
Owens-Brockway Glass Container, Inc.
144A,6.625%, 5/13/27	2,212,000	2,212,008
144A,7.25%, 5/15/31 (a)	2,495,000	2,541,766
Sealed Air Corp.
144A,4.00%, 12/1/27	1,537,000	1,505,811
144A,6.125%, 2/1/28	2,802,000	2,844,193
144A,5.00%, 4/15/29	1,537,000	1,525,696
144A,7.25%, 2/15/31	1,552,000	1,635,890
144A,6.50%, 7/15/32	1,446,000	1,496,838
Silgan Holdings, Inc.,4.125%, 2/1/28	2,079,000	2,024,694
Trivium Packaging Finance BV
144A,8.25%, 7/15/30	2,170,000	2,306,875
144A,12.25%, 1/15/31	2,188,000	2,348,164

(Cost $92,908,023)		87,612,203

	Principal Amount $	Value $
Transportation — 0.2%
Brightline East LLC,144A,11.00%, 1/31/30 (a)	4,045,000	2,327,885
Seaspan Corp.,144A,5.50%, 8/1/29	2,712,000	2,573,703
XPO, Inc.
144A,7.125%, 6/1/31	1,641,000	1,709,325
144A,7.125%, 2/1/32	2,133,000	2,238,703

(Cost $10,243,447)		8,849,616

Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
144A,5.50%, 5/1/28	3,387,000	3,387,919
144A,7.875%, 12/1/30	1,808,000	1,923,126
144A,7.00%, 5/1/31	2,531,000	2,648,899
144A,7.00%, 6/15/32	2,893,000	3,021,131
144A,5.875%, 4/15/33	1,808,000	1,812,992

(Cost $12,601,684)		12,794,067

Technology — 4.8%
Computers — 0.9%
Amentum Holdings, Inc.,144A,7.25%, 8/1/32	3,630,000	3,788,188
CA Magnum Holdings,144A,5.375%, 10/31/26	3,652,000	3,638,257
CACI International, Inc.,144A,6.375%, 6/15/33	3,616,000	3,734,215
McAfee Corp.,144A,7.375%, 2/15/30 (a)	7,333,000	6,780,279
NCR Atleos Corp.,144A,9.50%, 4/1/29	4,902,000	5,318,484
NCR Voyix Corp.
144A,5.00%, 10/1/28	2,337,000	2,306,125
144A,5.125%, 4/15/29	1,457,000	1,440,126
Seagate Data Storage Technology Pte Ltd.
144A,4.091%, 6/1/29	1,445,000	1,375,192
144A,8.25%, 12/15/29	1,815,000	1,932,421
144A,5.875%, 7/15/30	1,400,000	1,420,300
144A,8.50%, 7/15/31	1,815,000	1,930,594
144A,9.625%, 12/1/32	2,794,017	3,174,749

(Cost $37,152,884)		36,838,930

Office/Business Equipment — 0.2%
Xerox Corp.
144A,10.25%, 10/15/30	1,462,000	1,518,805
144A,13.50%, 4/15/31 (a)	1,823,000	1,831,003
Xerox Holdings Corp.
144A,5.50%, 8/15/28	2,723,000	1,773,714
144A,8.875%, 11/30/29 (a)	1,816,000	1,112,867

(Cost $7,670,068)		6,236,389

Semiconductors — 0.6%
ams-OSRAM AG,144A,12.25%, 3/30/29	2,736,000	2,976,566

See Notes to Financial Statements.

DBX ETF Trust | 85

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Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
Entegris, Inc.
144A,4.375%, 4/15/28	1,459,000	1,419,987
144A,4.75%, 4/15/29	5,784,000	5,705,755
144A,3.625%, 5/1/29	1,452,000	1,370,160
144A,5.95%, 6/15/30	3,236,000	3,280,359
Kioxia Holdings Corp.
144A,6.25%, 7/24/30	3,977,000	3,983,618
144A,6.625%, 7/24/33	3,977,000	3,957,771
ON Semiconductor Corp.,144A,3.875%, 9/1/28	2,531,000	2,461,795

(Cost $25,021,151)		25,156,011

Software — 3.1%
AthenaHealth Group, Inc.,144A,6.50%, 2/15/30 (a)	8,497,000	8,342,840
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.,144A,8.00%, 6/15/29	2,781,000	2,420,347
Central Parent, Inc. / CDK Global, Inc.,144A,7.25%, 6/15/29	2,682,000	2,268,882
Cloud Software Group, Inc.
144A,6.50%, 3/31/29	14,464,000	14,634,559
144A,9.00%, 9/30/29	14,048,000	14,659,226
144A,8.25%, 6/30/32	6,529,000	6,985,299
144A,6.625%, 8/15/33	3,700,000	3,754,310
CoreWeave, Inc.
144A,9.25%, 6/1/30	7,432,000	7,466,484
144A,9.00%, 2/1/31	6,348,000	6,292,432
Fair Isaac Corp.
144A,4.00%, 6/15/28 (a)	3,254,000	3,172,736
144A,6.00%, 5/15/33	5,424,000	5,510,339
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL,144A,8.75%, 5/1/29	2,531,000	2,599,641
Open Text Corp.
144A,3.875%, 2/15/28	3,254,000	3,165,232
144A,3.875%, 12/1/29	3,153,000	2,974,565
Open Text Holdings, Inc.
144A,4.125%, 2/15/30	3,254,000	3,074,541
144A,4.125%, 12/1/31	2,350,000	2,164,254
ROBLOX Corp.,144A,3.875%, 5/1/30	3,626,000	3,450,354
Rocket Software, Inc.
144A,9.00%, 11/28/28	2,893,000	2,981,164
144A,6.50%, 2/15/29	2,097,000	2,019,415
SS&C Technologies, Inc.
144A,5.50%, 9/30/27	7,232,000	7,239,340
144A,6.50%, 6/1/32	2,712,000	2,816,279
Twilio, Inc.
3.625%, 3/15/29	1,808,000	1,727,498
3.875%, 3/15/31	1,808,000	1,690,464

	Principal Amount $	Value $
UKG, Inc.,144A,6.875%, 2/1/31	9,040,000	9,353,959

(Cost $120,580,664)		120,764,160

Utilities — 3.5%
Electric — 3.1%
Alpha Generation LLC,144A,6.75%, 10/15/32	3,756,000	3,875,144
Calpine Corp.
144A,4.50%, 2/15/28	4,520,000	4,479,483
144A,5.125%, 3/15/28	5,062,000	5,061,452
144A,4.625%, 2/1/29	2,350,000	2,323,479
144A,5.00%, 2/1/31	3,323,000	3,297,959
144A,3.75%, 3/1/31	3,180,000	3,023,461
Clearway Energy Operating LLC
144A,4.75%, 3/15/28	3,073,000	3,040,681
144A,3.75%, 2/15/31	3,345,000	3,078,843
Continuum Energy Aura Pte Ltd.,144A,9.50%, 2/24/27	1,497,000	1,545,959
ContourGlobal Power Holdings SA,144A,6.75%, 2/28/30	1,860,000	1,922,775
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA,144A,5.375%, 12/30/30	2,550,000	2,358,014
Lightning Power LLC,144A,7.25%, 8/15/32	5,424,000	5,757,451
NRG Energy, Inc.
5.75%, 1/15/28	2,969,000	2,980,261
144A,3.375%, 2/15/29	1,808,000	1,714,240
144A,5.25%, 6/15/29	2,650,000	2,643,822
144A,5.75%, 7/15/29	2,898,000	2,911,365
144A,3.625%, 2/15/31	3,724,000	3,437,384
144A,6.00%, 2/1/33	3,358,000	3,405,307
144A,6.25%, 11/1/34	3,462,000	3,551,569
PG&E Corp.
5.00%, 7/1/28	3,616,000	3,577,079
5.25%, 7/1/30	3,616,000	3,526,302
Pike Corp.
144A,5.50%, 9/1/28	2,622,000	2,624,714
144A,8.625%, 1/31/31	1,446,000	1,549,197
Saavi Energia Sarl,144A,8.875%, 2/10/35	3,977,000	4,220,591
Talen Energy Supply LLC,144A,8.625%, 6/1/30	4,339,000	4,636,369
TransAlta Corp.,7.75%, 11/15/29	1,459,000	1,517,840
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	3,616,000	3,612,976
144A,5.625%, 2/15/27	4,701,000	4,705,842
144A,5.00%, 7/31/27	4,701,000	4,691,244
144A,4.375%, 5/1/29	4,520,000	4,420,706
144A,7.75%, 10/15/31	5,243,000	5,573,865
144A,6.875%, 4/15/32	3,616,000	3,797,277

See Notes to Financial Statements.

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Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

	Principal Amount $	Value $
XPLR Infrastructure Operating Partners LP
144A,3.875%, 10/15/26	1,823,000	1,787,467
144A,4.50%, 9/15/27	2,006,000	1,968,787
144A,7.25%, 1/15/29 (a)	2,712,000	2,771,745
144A,8.375%, 1/15/31 (a)	2,983,000	3,121,510
144A,8.625%, 3/15/33	3,358,000	3,543,691

(Cost $122,453,555)		122,055,851

Gas — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 5/20/27	1,867,000	1,864,372
144A,9.375%, 6/1/28	1,797,000	1,855,972
144A,9.50%, 6/1/30	2,006,000	2,102,753
Venture Global Plaquemines LNG LLC
144A,7.50%, 5/1/33	4,520,000	4,960,691
144A,7.75%, 5/1/35	4,520,000	5,035,615

(Cost $15,169,209)		15,819,403

TOTAL CORPORATE BONDS

(Cost $3,903,237,718)		3,851,657,734

	Principal Amount $	Value $
TERM LOAN — 0.0%
Healthcare-Services — 0.0%

MPH Acquisition Holdings LLC,8.058%, (3 Month SOFR+3.75%), 12/31/30

(Cost $407,621)	358,267	358,715

	Number of Shares

SECURITIES LENDING COLLATERAL — 6.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (b)(c) (Cost $244,717,699)	244,717,699	244,717,699

CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b) (Cost $68,804,966)	68,804,966	68,804,966

TOTAL INVESTMENTS — 105.7%

(Cost $4,217,168,004)		4,165,539,114
Other assets and liabilities,net — (5.7%)		(225,806,466)

NET ASSETS — 100.0%		3,939,732,648

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
SECURITIES LENDING COLLATERAL — 6.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (b)(c)
238,972,214	5,745,485	(d)	—	—	—	2,623,193	—	244,717,699	244,717,699

CASH EQUIVALENTS —1.7%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)
40,830,834	509,175,042		(481,200,910)	—	—	1,441,632	—	68,804,966	68,804,966
279,803,048	514,920,527		(481,200,910)	—	—	4,064,825	—	313,522,665	313,522,665

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $239,416,154, which is 6.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

See Notes to Financial Statements.

DBX ETF Trust | 87

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2025

REIT: Real Estate Investment Trust

REGS:   Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:   Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$3,851,657,734	$—	$3,851,657,734

Term Loan	—	358,715	—	358,715
Short-Term Investments (a)	313,522,665	—	—	313,522,665

TOTAL	$313,522,665	$3,852,016,449	$—	$4,165,539,114

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

88 | DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2025

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF

Assets
Investment in non-affiliated securities at value	$16,581,393	$141,807,419	$—	$219,143,446
Investment in affiliated securities at value	—	—	47,399,045	—
Investment in DWS Government Money Market Series	304,525	3,249,259	310,618	5,758,661
Investment in DWS Government & Agency Securities Portfolio*	970,915	721,426	74,375	8,751,783
Foreign currency at value	—	3	—	13

Receivables:
Investment securities sold	801,219	2,688,832	—	3,207,188
Interest	315,141	2,083,870	1,120	3,678,017
Affiliated securities lending income	810	104	399	7,939
Other assets	708	—	—	6,924
Total assets	$18,974,711	$150,550,913	$47,785,557	$240,553,971

Liabilities
Due to custodian	$2,518	$—	$—	$506
Payable upon return of securities loaned	970,915	721,426	74,375	8,751,783

Payables:
Investment securities purchased	987,965	3,116,588	—	7,301,345
Investment advisory fees	2,804	38,454	9,882	36,252
Total liabilities	1,964,202	3,876,468	84,257	16,089,886
Net Assets, at value	$17,010,509	$146,674,445	$47,701,300	$224,464,085

Net Assets Consist of
Paid-in capital	$29,072,548	$214,177,482	$49,529,148	$225,193,461
Distributable earnings (loss)	(12,062,039)	(67,503,037)	(1,827,848)	(729,376)
Net Assets, at value	$17,010,509	$146,674,445	$47,701,300	$224,464,085
Number of Common Shares outstanding	400,001	3,100,001	2,025,001	4,950,001
Net Asset Value	$42.53	$47.31	$23.56	$45.35

Investment in non-affiliated securities at cost	$16,490,396	$141,939,343	$–	$216,753,021
Investment in affiliated securities at cost	$–	$–	$46,273,833	$–
Value of securities loaned	$949,389	$703,801	$72,445	$8,563,167
Investment in DWS Government Money Market Series at cost	$304,525	$3,249,259	$310,618	$5,758,661
Investment in DWS Government & Agency Securities Portfolio at cost*	$970,915	$721,426	$74,375	$8,751,783
Foreign currency at cost	$—	$3	$—	$13

**	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust | 89

Statements of Assets and Liabilities (Continued)

August 31, 2025

	Xtrackers USD High Yield BB-B ex Financials ETF	Xtrackers USD High Yield Corporate Bond ETF

Assets
Investment in non-affiliated securities at value	$1,113,624,955	$3,852,016,449
Investment in DWS Government Money Market Series	21,105,991	68,804,966
Investment in DWS Government & Agency Securities Portfolio*	29,466,868	244,717,699
Cash	—	2,398,220
Foreign currency at value	64	46
Receivables:
Investment securities sold	16,384,733	41,578,532
Interest	18,657,906	65,295,712
Affiliated securities lending income	22,128	162,485
Total assets	$1,199,262,645	$4,274,974,109

Liabilities
Due to custodian	$2	$—
Payable upon return of securities loaned	29,466,868	244,717,699
Payables:
Investment securities purchased	31,302,632	79,251,559
Capital shares	—	11,111,506
Investment advisory fees	168,951	160,697
Total liabilities	60,938,453	335,241,461
Net Assets, at value	$1,138,324,192	$3,939,732,648

Net Assets Consist of
Paid-in capital	$1,114,289,165	$4,312,438,849
Distributable earnings (loss)	24,035,027	(372,706,201)
Net Assets, at value	$1,138,324,192	$3,939,732,648
Number of Common Shares outstanding	20,850,001	106,387,501
Net Asset Value	$54.60	$37.03

Investment in non-affiliated securities at cost	$1,091,672,070	$3,903,645,339
Value of securities loaned	$28,346,019	$239,416,154
Investment in DWS Government Money Market Series at cost	$21,105,991	$68,804,966
Investment in DWS Government & Agency Securities Portfolio at cost*	$29,466,868	$244,717,699
Foreign currency at cost	$57	$46

**	Represents collateral on securities loaned.

See Notes to Financial Statements.

90 | DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2025

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF

Investment Income
Unaffiliated interest income	$943,222	$14,596,700	$—	$10,968,028
Affiliated dividend income	—	—	2,837,927	—
Income distributions from affiliated funds	4,903	136,003	91,205	87,323
Affiliated securities lending income	11,315	4,970	3,790	107,801
Total investment income	959,440	14,737,673	2,932,922	11,163,152

Expenses
Investment advisory fees	23,915	526,936	134,871	295,531
Other expenses	58	228	58	403
Total expenses	23,973	527,164	134,929	295,934
Less fees waived (see note 3):
Waiver	(182)	(3,395)	(25,095)	(2,292)
Net expenses	23,791	523,769	109,834	293,642
Net investment income (loss)	935,649	14,213,904	2,823,088	10,869,510

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(197,828)	(748,095)	—	(268,025)
Investments in affiliates	—	—	(3,148,557)	—
In-kind redemptions	36,716	2,660,490	—	7,375
Foreign currency transactions	—	28	—	2
Net realized gain (loss)	(161,112)	1,912,423	(3,148,557)	(260,648)
Net change in unrealized appreciation (depreciation) on:
Investments	476,878	(575,136)	—	1,091,543
Investments in affiliates	—	—	2,689,707	—
Foreign currency translations	—	(40)	—	(4)
Net change in unrealized appreciation (depreciation)	476,878	(575,176)	2,689,707	1,091,539
Net realized and unrealized gain (loss) on investments and foreign currency transactions	315,766	1,337,247	(458,850)	830,891
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,251,415	$15,551,151	$2,364,238	$11,700,401

See Notes to Financial Statements.

DBX ETF Trust | 91

Statements of Operations (Continued)

For the Year Ended August 31, 2025

	Xtrackers USD High Yield BB-B ex Financials ETF	Xtrackers USD High Yield Corporate Bond ETF

Investment Income
Unaffiliated interest income	$55,939,574	$228,955,808
Income distributions from affiliated funds	304,721	1,441,632
Affiliated securities lending income	351,918	2,623,193
Total investment income	56,596,213	233,020,633

Expenses
Investment advisory fees	1,612,351	1,804,490
Other expenses	3,650	4,150
Total expenses	1,616,001	1,808,640
Less fees waived (see note 3):
Waiver	(7,834)	(36,844)
Net expenses	1,608,167	1,771,796
Net investment income (loss)	54,988,046	231,248,837

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(890,022)	(41,352,167)
In-kind redemptions	245,375	16,268,064
Foreign currency transactions	—	221
Net realized gain (loss)	(644,647)	(25,083,882)

Net change in unrealized appreciation (depreciation) on:
Investments	3,182,827	72,987,241
Foreign currency translations	7	(404)
Net change in unrealized appreciation (depreciation)	3,182,834	72,986,837
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2,538,187	47,902,955
Net Increase (Decrease) in Net Assets Resulting from Operations	$57,526,233	$279,151,792

See Notes to Financial Statements.

92 | DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers High Beta High Yield Bond ETF		Xtrackers Low Beta High Yield Bond ETF
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$935,649	$940,582	$14,213,904	$11,403,697
Net realized gain (loss)	(161,112)	(219,599)	1,912,423	(2,711,159)
Net change in net unrealized appreciation (depreciation)	476,878	822,321	(575,176)	13,481,551
Net increase (decrease) in net assets resulting from operations	1,251,415	1,543,304	15,551,151	22,174,089
Distributions to Shareholders	(902,850)	(940,617)	(14,265,605)	(12,519,886)
Fund Shares Transactions
Proceeds from shares sold	6,209,615	—	338,493,864	13,667,202
Value of shares redeemed	(2,129,415)	—	(414,228,636)	(25,205,838)
Net increase (decrease) in net assets resulting from fund share transactions	4,080,200	—	(75,734,772)	(11,538,636)
Total net increase (decrease) in Net Assets	4,428,765	602,687	(74,449,226)	(1,884,433)
Net Assets
Beginning of year	12,581,744	11,979,057	221,123,671	223,008,104
End of year	$17,010,509	$12,581,744	$146,674,445	$221,123,671

Changes in Shares Outstanding
Shares outstanding, beginning of year	300,001	300,001	4,700,001	4,950,001
Shares sold	150,000	—	7,250,000	300,000
Shares redeemed	(50,000)	—	(8,850,000)	(550,000)
Shares outstanding, end of year	400,001	300,001	3,100,001	4,700,001

See Notes to Financial Statements.

DBX ETF Trust | 93

Statements of Changes in Net Assets (Continued)

	Xtrackers Risk Managed USD High Yield Strategy ETF		Xtrackers Short Duration High Yield Bond ETF
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,823,088	$2,632,841	$10,869,510	$7,235,313
Net realized gain (loss)	(3,148,557)	(15,616)	(260,648)	(344,248)
Net change in net unrealized appreciation (depreciation)	2,689,707	2,328,271	1,091,539	3,611,519
Net increase (decrease) in net assets resulting from operations	2,364,238	4,945,496	11,700,401	10,502,584
Distributions to Shareholders	(2,666,124)	(2,639,060)	(10,297,636)	(7,056,553)
Fund Shares Transactions
Proceeds from shares sold	5,280,937	2,286,891	128,248,262	28,559,885
Value of shares redeemed	—	(5,797,115)	(8,760,300)	(11,133,837)
Net increase (decrease) in net assets resulting from fund share transactions	5,280,937	(3,510,224)	119,487,962	17,426,048
Total net increase (decrease) in Net Assets	4,979,051	(1,203,788)	120,890,727	20,872,079
Net Assets
Beginning of year	42,722,249	43,926,037	103,573,358	82,701,279
End of year	$47,701,300	$42,722,249	$224,464,085	$103,573,358

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,800,001	1,950,001	2,300,001	1,900,001
Shares sold	225,000	100,000	2,850,000	650,000
Shares redeemed	—	(250,000)	(200,000)	(250,000)
Shares outstanding, end of year	2,025,001	1,800,001	4,950,001	2,300,001

See Notes to Financial Statements.

94 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers USD High Yield BB-B ex Financials ETF		Xtrackers USD High Yield Corporate Bond ETF
	Year Ended August 31, 2025	For the Period October 27, 2023(1) to August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$54,988,046	$32,630,446	$231,248,837	$203,501,828
Net realized gain (loss)	(644,647)	(919,715)	(25,083,882)	(107,682,805)
Net change in net unrealized appreciation (depreciation)	3,182,834	18,770,058	72,986,837	262,068,787
Net increase (decrease) in net assets resulting from operations	57,526,233	50,480,789	279,151,792	357,887,810
Distributions to Shareholders	(54,379,903)	(27,841,510)	(230,660,536)	(206,009,266)
Fund Shares Transactions
Proceeds from shares sold	485,467,515	659,400,164	2,256,072,540	3,055,914,014
Value of shares redeemed	(5,371,108)	(26,958,038)	(1,967,807,703)	(3,463,978,979)
Net increase (decrease) in net assets resulting from fund share transactions	480,096,407	632,442,126	288,264,837	(408,064,965)
Total net increase (decrease) in Net Assets	483,242,737	655,081,405	336,756,093	(256,186,421)
Net Assets
Beginning of period	655,081,455	50	3,602,976,555	3,859,162,976
End of period	$1,138,324,192	$655,081,455	$3,939,732,648	$3,602,976,555

Changes in Shares Outstanding
Shares outstanding, beginning of period	12,000,001	1	98,787,501	111,587,501
Shares sold	8,950,000	12,500,000	62,100,000	87,300,000
Shares redeemed	(100,000)	(500,000)	(54,500,000)	(100,100,000)
Shares outstanding, end of period	20,850,001	12,000,001	106,387,501	98,787,501

(1)	Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust | 95

Financial Highlights

Xtrackers High Beta High Yield Bond ETF

	Years Ended August 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$41.94	$39.93	$39.84	$48.35	$46.55
Income (loss) from investment operations:
Net investment income (loss)(a)	3.27	3.14	2.90	2.51	2.60
Net realized and unrealized gain (loss)	0.53	2.01	0.15	(8.37)	2.65
Total from investment operations	3.80	5.15	3.05	(5.86)	5.25
Less distributions from:
Net investment income	(3.21)	(3.14)	(2.96)	(2.65)	(3.45)
Total from distributions	(3.21)	(3.14)	(2.96)	(2.65)	(3.45)
Net Asset Value, end of year	$42.53	$41.94	$39.93	$39.84	$48.35
Total Return (%)(b)	9.45	13.58	8.11	(12.56)	11.67

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	17	13	12	12	19
Ratio of expenses before fee waiver (%)	0.20	0.34	0.35	0.35	0.35
Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	0.20	0.20
Ratio of net investment income (loss) (%)	7.82	7.77	7.40	5.61	5.45
Portfolio turnover rate (%)(c)	66	52	58	55	98

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

96 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Low Beta High Yield Bond ETF

	Years Ended August 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$47.05	$45.05	$45.09	$51.05	$50.50
Income (loss) from investment operations:
Net investment income (loss)(a)	2.52	2.40	2.24	1.69	1.45
Net realized and unrealized gain (loss)	0.27	2.23	0.14	(5.87)	1.07
Total from investment operations	2.79	4.63	2.38	(4.18)	2.52
Less distributions from:
Net investment income	(2.53)	(2.63)	(2.42)	(1.78)	(1.97)
Total from distributions	(2.53)	(2.63)	(2.42)	(1.78)	(1.97)
Net Asset Value, end of year	$47.31	$47.05	$45.05	$45.09	$51.05
Total Return (%)(b)	6.15	10.68	5.44	(8.36)	5.12

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	147	221	223	1,441	750
Ratio of expenses before fee waiver (%)	0.20	0.25	0.25	0.25	0.25
Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	0.20	0.20
Ratio of net investment income (loss) (%)	5.39	5.27	4.97	3.53	2.89
Portfolio turnover rate (%)(c)	54	50	52	68	88

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 97

Financial Highlights (Continued)

Xtrackers Risk Managed USD High Yield Strategy ETF

	Years Ended August 31,			Period Ended
	2025	2024	2023	8/31/2022(a)

Selected Per Share Data
Net Asset Value, beginning of period	$23.73	$22.53	$22.29	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	1.47	1.38	1.28	0.58
Net realized and unrealized gain (loss)	(0.24)	1.20	0.29	(2.84)
Total from investment operations	1.23	2.58	1.57	(2.26)
Less distributions from:
Net investment income	(1.40)	(1.38)	(1.33)	(0.45)
Total from distributions	(1.40)	(1.38)	(1.33)	(0.45)
Net Asset Value, end of period	$23.56	$23.73	$22.53	$22.29
Total Return (%)(c)	5.34	11.92	7.27	(9.12)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	48	43	44	50
Ratio of expenses before fee waiver (%)(d)	0.30	0.30	0.30	0.30*
Ratio of expenses after fee waiver (%)(d)	0.24	0.23	0.15	0.15*
Ratio of net investment income (loss) (%)	6.28	6.04	5.74	4.54*
Portfolio turnover rate (%)(e)	100	0 (f)	0 (f)	0**(f)

(a)	For the period February 10, 2022 (commencement of operations) through August 31, 2022.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	Amount is less than 0.5%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

98 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Short Duration High Yield Bond ETF

	Years Ended August 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$45.03	$43.53	$43.04	$47.89	$46.57
Income (loss) from investment operations:
Net investment income (loss)(a)	3.29	3.23	2.71	2.04	2.34
Net realized and unrealized gain (loss)	0.28	1.44	0.45	(4.76)	1.67
Total from investment operations	3.57	4.67	3.16	(2.72)	4.01
Less distributions from:
Net investment income	(3.25)	(3.17)	(2.67)	(2.13)	(2.69)
Total from distributions	(3.25)	(3.17)	(2.67)	(2.13)	(2.69)
Net Asset Value, end of year	$45.35	$45.03	$43.53	$43.04	$47.89
Total Return (%)(b)	8.24	11.25	7.65	(5.84)	8.86

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	224	104	83	86	77
Ratio of expenses before fee waiver (%)	0.20	0.20	0.20	0.20	0.20
Ratio of expenses after fee waiver (%)	0.20	0.20	0.20	0.20	0.20
Ratio of net investment income (loss) (%)	7.35	7.36	6.30	4.48	4.95
Portfolio turnover rate (%)(c)	48	56	49	46	52

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 99

Financial Highlights (Continued)

Xtrackers USD High Yield BB-B ex Financials ETF

	Year Ended 8/31/2025	Period Ended 8/31/2024(a)

Selected Per Share Data
Net Asset Value, beginning of period	$54.59	$50.00
Income (loss) from investment operations:
Net investment income (loss)(b)	3.67	3.14
Net realized and unrealized gain (loss)	0.06	4.03
Total from investment operations	3.73	7.17
Less distributions from:
Net investment income	(3.72)	(2.58)
Total from distributions	(3.72)	(2.58)
Net Asset Value, end of period	$54.60	$54.59
Total Return (%)(c)	7.13	14.62	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,138	655
Ratio of expenses before fee waiver (%)	0.20	0.21	*(d)
Ratio of expenses after fee waiver (%)	0.20	0.21	*(d)
Ratio of net investment income (loss) (%)	6.82	6.93	*
Portfolio turnover rate (%)(e)	37	32	**

(a)	For the period October 27, 2023 (commencement of operations) through August 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Includes excise tax expense. Excluding this expense, the ratio of expenses would have been 0.20%.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

100 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers USD High Yield Corporate Bond ETF

	Years Ended August 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$36.47	$34.58	$34.37	$40.31	$39.06 (a)
Income (loss) from investment operations:
Net investment income (loss)(b)	2.33	2.16	1.94	1.61	1.70
Net realized and unrealized gain (loss)	0.54	1.91	0.25	(5.80)	1.79
Total from investment operations	2.87	4.07	2.19	(4.19)	3.49
Less distributions from:
Net investment income	(2.31)	(2.18)	(1.98)	(1.75)	(2.24)
Total from distributions	(2.31)	(2.18)	(1.98)	(1.75)	(2.24)
Net Asset Value, end of year	$37.03	$36.47	$34.58	$34.37	$40.31
Total Return (%)(c)	8.17	12.26	6.63	(10.67)	8.31

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	3,940	3,603	3,859	3,615	6,666
Ratio of expenses before fee waiver (%)	0.05	0.19	0.20	0.20	0.20
Ratio of expenses after fee waiver (%)	0.05	0.07	0.15	0.15	0.15
Ratio of net investment income (loss) (%)	6.41	6.15	5.69	4.24	4.27
Portfolio turnover rate (%)(d)	29	31	26	24	37

(a)

On April 13, 2021, the Xtrackers USD High Yield Corporate Bond ETF implemented a 5 for 4 stock split. Net asset value and per share information through April 12, 2021 have been updated to reflect the effect of the split. Shareholders received 5 shares for every 4 shares owned and net asset value per share decreased correspondingly.

(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 101

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2025, the Trust consists of forty one investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers High Beta High Yield Bond ETF

Xtrackers Low Beta High Yield Bond ETF

Xtrackers Risk Managed USD High Yield Strategy ETF

Xtrackers Short Duration High Yield Bond ETF

Xtrackers USD High Yield BB-B ex Financials ETF

Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers USD High Yield BB-B ex Financials ETF offers shares that are listed and traded on the Cboe Bats BZX Exchange. Inc. (“Cboe”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers Risk Managed USD High Yield Strategy ETF which lots consist of 25,000 shares and Xtrackers USD High Yield Corporate Bond ETF which lots consist of 100,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market Low Beta Index
Xtrackers Risk Managed USD High Yield Strategy ETF	Adaptive Wealth Strategies Risk Managed High Yield Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield BB-B ex Financials ETF	ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Adaptive Wealth Strategies Risk Managed High Yield Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt. The ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index is a subset of the ICE BofA US High Yield Index which is designed to track the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. Under normal circumstances, the Solactive Indexes are reconstituted monthly on the last day of each month. The Funds reconstitute and rebalance their portfolios in accordance with their respective underlying indexes, and therefore any changes to the underlying indexes reconstitution and rebalance schedules will result in corresponding changes to a Fund’s reconstitution and rebalance schedule.

102 | DBX ETF Trust

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF are diversified series of the Trust, Xtrackers USD High Yield BB-B ex Financials ETF is non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

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Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2025 (or since the Fund’s inception if the Fund commenced operations less than four years prior to August 31, 2025), remains subject to examination

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by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2025, the Funds did not incur any interest or penalties.

As of August 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers High Beta High Yield Bond ETF	$120,006	$(12,176,986)	$(5,059)	$(12,062,039)
Xtrackers Low Beta High Yield Bond ETF	1,086,980	(68,089,220)	(500,797)	(67,503,037)
Xtrackers Risk Managed USD High Yield Strategy ETF	195,497	(45,548)	(1,977,797)	(1,827,848)
Xtrackers Short Duration High Yield Bond ETF	1,344,681	(4,025,169)	1,951,112	(729,376)
Xtrackers USD High Yield BB-B ex Financials ETF	5,732,966	(2,754,179)	21,056,240	24,035,027
Xtrackers USD High Yield Corporate Bond ETF	22,241,126	(322,496,685)	(72,450,642)	(372,706,201)

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

The tax character of dividends and distributions declared for the years ended August 31, 2025 and August 31, 2024 were as follows:

Year Ended August 31, 2025

Ordinary Income*
Xtrackers High Beta High Yield Bond ETF	$902,850
Xtrackers Low Beta High Yield Bond ETF	14,265,605
Xtrackers Risk Managed USD High Yield Strategy ETF	2,666,124
Xtrackers Short Duration High Yield Bond ETF	10,297,636
Xtrackers USD High Yield BB-B ex Financials ETF	54,379,903
Xtrackers USD High Yield Corporate Bond ETF	230,660,536

Year Ended August 31, 2024

Ordinary Income*
Xtrackers High Beta High Yield Bond ETF	$940,617
Xtrackers Low Beta High Yield Bond ETF	12,519,886
Xtrackers Risk Managed USD High Yield Strategy ETF	2,639,060
Xtrackers Short Duration High Yield Bond ETF	7,056,553
Xtrackers USD High Yield BB-B ex Financials ETF	27,841,510
Xtrackers USD High Yield Corporate Bond ETF	206,009,266

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Beta High Yield Bond ETF	$2,963,916	$9,213,070	$12,176,986
Xtrackers Low Beta High Yield Bond ETF	35,317,430	32,771,790	68,089,220
Xtrackers Risk Managed USD High Yield Strategy ETF	1,617	43,931	45,548
Xtrackers Short Duration High Yield Bond ETF	1,214,354	2,810,815	4,025,169
Xtrackers USD High Yield BB-B ex Financials ETF	2,754,179	–	2,754,179
Xtrackers USD High Yield Corporate Bond ETF	41,721,189	280,775,496	322,496,685

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Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended August 31, 2025, the Funds had no post-October capital losses.

For the fiscal year ended August 31, 2025, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind and non-deductible excise tax expense.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers High Beta High Yield Bond ETF	$(33,471)	$33,471
Xtrackers Low Beta High Yield Bond ETF	(1,937,564)	1,937,564
Xtrackers Short Duration High Yield Bond ETF	69,702	(69,702)
Xtrackers USD High Yield BB-B ex Financials ETF	(245,284)	245,284
Xtrackers USD High Yield Corporate Bond ETF	(3,996,682)	3,996,682

As of August 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers High Beta High Yield Bond ETF	$17,861,892	$(5,059)	$455,721	$(460,780)
Xtrackers Low Beta High Yield Bond ETF	146,278,901	(500,797)	1,098,707	(1,599,504)
Xtrackers Risk Managed USD High Yield Strategy ETF	49,761,835	(1,977,797)	1,125,212	(3,103,009)
Xtrackers Short Duration High Yield Bond ETF	231,702,778	1,951,112	4,338,563	(2,387,451)
Xtrackers USD High Yield BB-B ex Financials ETF	1,143,141,581	21,056,233	24,364,819	(3,308,586)
Xtrackers USD High Yield Corporate Bond ETF	4,237,989,756	(72,450,642)	49,558,909	(122,009,551)

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of August 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers Risk Managed USD High Yield Strategy ETF and Xtrackers USD High Yield BB-B ex Financials ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Deutsche Bank AG serves as securities lending agent for Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF and lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below

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specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2025, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of August 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2025, the Fund listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2025
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers High Beta High Yield Bond ETF
Corporate Bonds	$970,915	$—	$—	$—	$970,915
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$970,915
Xtrackers Low Beta High Yield Bond ETF
Corporate Bonds	$721,426	$—	$—	$—	$721,426
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$721,426
Xtrackers Risk Managed USD High Yield Strategy ETF
Exchange-Traded Funds	$74,375	$—	$—	$—	$74,375
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$74,375
Xtrackers Short Duration High Yield Bond ETF
Corporate Bonds	$8,751,783	$—	$—	$—	$8,751,783
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$8,751,783
Xtrackers USD High Yield BB-B ex Financials ETF
Corporate Bonds	$29,466,868	$—	$—	$—	$29,466,868
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$29,466,868
Xtrackers USD High Yield Corporate Bond ETF
Corporate Bonds	$244,717,699	$—	$—	$—	$244,717,699
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$244,717,699

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers High Beta High Yield Bond ETF	0.20%
Xtrackers Low Beta High Yield Bond ETF	0.20%
Xtrackers Risk Managed USD High Yield Strategy ETF	0.30%
Xtrackers Short Duration High Yield Bond ETF	0.20%
Xtrackers USD High Yield BB-B ex Financials ETF	0.20%
Xtrackers USD High Yield Corporate Bond ETF	0.05%

The Advisor for Xtrackers Risk Managed USD High Yield Strategy ETF has contractually agreed, until December 22, 2026, 0.01 to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the year ended August 31, 2025, the Advisor waived $22,969 of the expenses of the Fund which were attributable to the Fund’s investments in affiliated funds.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the year ended August 31, 2025, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers High Beta High Yield Bond ETF	$182
Xtrackers Low Beta High Yield Bond ETF	3,395
Xtrackers Risk Managed USD High Yield Strategy ETF	2,126
Xtrackers Short Duration High Yield Bond ETF	2,292
Xtrackers USD High Yield BB-B ex Financials ETF	7,834
Xtrackers USD High Yield Corporate Bond ETF	36,844

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended August 31, 2025, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers High Beta High Yield Bond ETF	$831
Xtrackers Low Beta High Yield Bond ETF	346
Xtrackers Short Duration High Yield Bond ETF	8,020
Xtrackers USD High Yield Corporate Bond ETF	193,008

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4. Investment Portfolio Transactions

For the year ended August 31, 2025, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$7,781,711	$7,860,051
Xtrackers Low Beta High Yield Bond ETF	135,988,040	139,749,381
Xtrackers Risk Managed USD High Yield Strategy ETF	45,124,222	44,960,505
Xtrackers Short Duration High Yield Bond ETF	69,204,919	73,267,427
Xtrackers USD High Yield BB-B ex Financials ETF	293,221,437	299,367,189
Xtrackers USD High Yield Corporate Bond ETF	1,032,784,954	1,031,535,916

For the year ended August 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$6,070,794	$2,063,188
Xtrackers Low Beta High Yield Bond ETF	331,057,807	403,430,596
Xtrackers Risk Managed USD High Yield Strategy ETF	5,224,668	—
Xtrackers Short Duration High Yield Bond ETF	126,532,216	8,662,635
Xtrackers USD High Yield BB-B ex Financials ETF	476,144,159	5,233,169
Xtrackers USD High Yield Corporate Bond ETF	2,205,748,204	1,924,952,693

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the year ended August 31, 2025, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Xtrackers High Beta High Yield Bond ETF	$931,090	$2,470,995	$60,945
Xtrackers Low Beta High Yield Bond ETF	2,470,995	931,090	(21,995)

5. Fund Share Transactions

As of August 31, 2025, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

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7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at August 31, 2025.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers USD High Yield BB-B ex Financials ETF and Xtrackers USD High Yield Corporate Bond ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers High Beta High Yield Bond ETF,

Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers USD High Yield BB-B ex Financials ETF, and Xtrackers USD High Yield Corporate Bond ETF (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at August 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers High Beta High Yield Bond ETF Xtrackers Low Beta High Yield Bond ETF Xtrackers Short Duration High Yield Bond ETF Xtrackers USD High Yield Corporate Bond ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the five years in the period ended August 31, 2025
Xtrackers Risk Managed USD High Yield Strategy ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the three years in the period ended August 31, 2025 and the period from February 10, 2022 (commencement of operations) through August 31, 2022
Xtrackers USD High Yield BB-B ex Financials ETF	For the year ended August 31, 2025	For the year ended August 31, 2025 and the period from October 27, 2023 (commencement of operations) through August 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s

DBX ETF Trust | 111

Report of Independent Registered Public Accounting Firm (Continued)

internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 23, 2025

112 | DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers USD High Yield BB-B ex Financials ETF and Xtrackers USD High Yield Corporate Bond ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 13-14, 2025 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers USD High Yield BB-B ex Financials ETF and Xtrackers USD High Yield Corporate Bond ETF (each a “Fund,” and collectively, the “Funds”) for another annual period ending on May 31, 2026. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the Investment Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) for Funds with two years of performance history as of December 31, 2024, each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on May 13, 2025 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

DBX ETF Trust | 113

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge, as applicable. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board noted that the advisory fees and total expenses (after waivers/reimbursements, as applicable) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group. The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ operating expenses (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

114 | DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Economies of Scale. The Board considered that Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers USD High Yield BB-B ex Financials ETF and Xtrackers USD High Yield Corporate Bond ETF had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was competitive. The Board considered that Xtrackers High Beta High Yield Bond ETF was not experiencing economies of scale at this time and determined to revisit this matter after the Fund had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust | 115

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

116 | DBX ETF Trust

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August 31, 2025

Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers S&P 500 Diversified Sector Weight ETF (SPXD)

Xtrackers S&P 500 Growth Scored & Screened ETF (SNPG)

Xtrackers S&P 500 Scored & Screened ETF (SNPE)

Xtrackers S&P 500 Value Scored & Screened ETF (SNPV)

Xtrackers S&P Dividend Aristocrats Screened ETF (SNPD)

Xtrackers S&P MidCap 400 Scored & Screened ETF (MIDE)

Table of Contents

Page

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF	2

Xtrackers S&P 500 Growth Scored & Screened ETF	9

Xtrackers S&P 500 Scored & Screened ETF	12

Xtrackers S&P 500 Value Scored & Screened ETF	18

Xtrackers S&P Dividend Aristocrats Screened ETF	22

Xtrackers S&P MidCap 400 Scored & Screened ETF	25

Statements of Assets and Liabilities	30

Statements of Operations	32

Statements of Changes in Net Assets	34

Financial Highlights	37

Notes to Financial Statements	43

Report of Independent Registered Public Accounting Firm	53

Board Considerations in Approval of Investment Advisory Contracts	55

Tax Information	59

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF

August 31, 2025

	Number of Shares	Value $

COMMON STOCKS — 99.3%

Communication Services — 6.6%
Alphabet, Inc., Class A	168	35,769
Alphabet, Inc., Class C	137	29,254
AT&T, Inc.	1,074	31,458
Charter Communications, Inc., Class A *	46	12,217
Comcast Corp., Class A	1,176	39,949
Electronic Arts, Inc.	56	9,629
Fox Corp., Class A	42	2,507
Fox Corp., Class B	25	1,364
Interpublic Group of Cos., Inc.	194	5,207
Live Nation Entertainment, Inc. *	26	4,329
Match Group, Inc.	26	971
Meta Platforms, Inc., Class A	56	41,367
Netflix, Inc. *	2	2,417
News Corp., Class A	556	16,352
News Corp., Class B	167	5,656
Omnicom Group, Inc.	96	7,520
Paramount Skydance Corp., Class B *	722	10,613
Take-Two Interactive Software, Inc. *	27	6,298
TKO Group Holdings, Inc., Class A	4	758
T-Mobile US, Inc.	80	20,159
Verizon Communications, Inc.	769	34,013
Walt Disney Co.	588	69,607
Warner Bros Discovery, Inc. *	1,024	11,919

(Cost $396,630)		399,333

Consumer Discretionary — 10.7%
Airbnb, Inc., Class A *	16	2,088
Amazon.com, Inc. *	167	38,243
Aptiv PLC *	80	6,362
AutoZone, Inc. *	1	4,199
Best Buy Co., Inc.	45	3,314
Booking Holdings, Inc.	1	5,599
Caesars Entertainment, Inc. *	276	7,388
CarMax, Inc. *	183	11,227
Carnival Corp. *	168	5,358
Chipotle Mexican Grill, Inc. *	218	9,187
D.R. Horton, Inc.	126	21,354
Darden Restaurants, Inc.	122	25,247
Deckers Outdoor Corp. *	22	2,632
Domino’s Pizza, Inc.	7	3,208
DoorDash, Inc., Class A *	26	6,376
eBay, Inc.	6	544
Expedia Group, Inc.	16	3,437
Ford Motor Co.	2,049	24,117
Garmin Ltd.	21	5,078
General Motors Co.	479	28,065

	Number of Shares	Value $
Genuine Parts Co.	46	6,409
Hasbro, Inc.	138	11,201
Hilton Worldwide Holdings, Inc.	14	3,865
Home Depot, Inc.	23	9,356
Las Vegas Sands Corp.	150	8,644
Lennar Corp., Class A	197	26,229
LKQ Corp.	112	3,653
Lowe’s Cos., Inc.	24	6,193
Lululemon Athletica, Inc. *	20	4,044
Marriott International, Inc., Class A	25	6,696
McDonald’s Corp.	111	34,803
MGM Resorts International *	374	14,844
Mohawk Industries, Inc. *	29	3,848
NIKE, Inc., Class B	572	44,256
Norwegian Cruise Line Holdings Ltd. *	78	1,938
NVR, Inc. *	1	8,118
O’Reilly Automotive, Inc. *	52	5,391
Pool Corp.	21	6,525
PulteGroup, Inc.	96	12,674
Ralph Lauren Corp.	96	28,505
Ross Stores, Inc.	160	23,546
Royal Caribbean Cruises Ltd.	8	2,906
Starbucks Corp.	357	31,484
Tapestry, Inc.	279	28,408
Tesla, Inc. *	50	16,693
TJX Cos., Inc.	167	22,814
Tractor Supply Co.	611	37,735
Ulta Beauty, Inc. *	15	7,391
Williams-Sonoma, Inc.	4	753
Wynn Resorts Ltd.	53	6,718
Yum! Brands, Inc.	69	10,141

(Cost $636,073)		648,804

Consumer Staples — 11.8%
Altria Group, Inc.	263	17,676
Archer-Daniels-Midland Co.	529	33,137
Brown-Forman Corp., Class B	580	17,365
Bunge Global SA	196	16,507
Church & Dwight Co., Inc.	135	12,577
Clorox Co.	142	16,784
Coca-Cola Co.	85	5,864
Colgate-Palmolive Co.	330	27,743
Conagra Brands, Inc.	208	3,979
Constellation Brands, Inc., Class A	121	19,595
Costco Wholesale Corp.	75	70,749
Dollar General Corp.	49	5,329
Dollar Tree, Inc. *	24	2,620
Estee Lauder Cos., Inc., Class A	183	16,787
General Mills, Inc.	259	12,777
Hershey Co.	7	1,286

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Hormel Foods Corp.	146	3,714
J M Smucker Co.	66	7,294
Kellanova	52	4,134
Kenvue, Inc.	759	15,719
Keurig Dr Pepper, Inc.	306	8,902
Kimberly-Clark Corp.	229	29,573
Kraft Heinz Co.	587	16,418
Kroger Co.	267	18,113
Lamb Weston Holdings, Inc.	92	5,293
McCormick & Co., Inc.	54	3,800
Molson Coors Beverage Co., Class B	165	8,331
Mondelez International, Inc., Class A	119	7,311
Monster Beverage Corp. *	18	1,123
PepsiCo, Inc.	92	13,676
Philip Morris International, Inc.	242	40,445
Procter & Gamble Co.	521	81,818
Sysco Corp.	858	69,043
Target Corp.	166	15,933
The Campbell’s Company	96	3,065
Tyson Foods, Inc., Class A	389	22,087
Walmart, Inc.	622	60,322

(Cost $721,420)		716,889

Energy — 5.6%
APA Corp.	133	3,088
Baker Hughes Co.	432	19,613
Chevron Corp.	173	27,784
ConocoPhillips	150	14,845
Coterra Energy, Inc.	56	1,369
Devon Energy Corp.	119	4,296
Diamondback Energy, Inc.	22	3,273
EOG Resources, Inc.	78	9,736
EQT Corp.	44	2,281
Expand Energy Corp.	16	1,548
Exxon Mobil Corp.	328	37,487
Halliburton Co.	446	10,138
Kinder Morgan, Inc.	1,589	42,871
Marathon Petroleum Corp.	104	18,690
Occidental Petroleum Corp.	192	9,141
ONEOK, Inc.	271	20,699
Phillips 66	455	60,779
Schlumberger NV	444	16,357
Targa Resources Corp.	32	5,368
Texas Pacific Land Corp.	1	933
Valero Energy Corp.	97	14,745
Williams Cos., Inc.	267	15,454

(Cost $332,766)		340,495

Financials — 13.0%
Aflac, Inc.	50	5,343
Allstate Corp.	47	9,562

	Number of Shares	Value $
American Express Co.	28	9,276
American International Group, Inc.	39	3,171
Ameriprise Financial, Inc.	4	2,059
Aon PLC, Class A	5	1,835
Apollo Global Management, Inc.	21	2,861
Arch Capital Group Ltd.	22	2,014
Arthur J Gallagher & Co.	5	1,514
Assurant, Inc.	15	3,234
Bank of America Corp.	349	17,708
Bank of New York Mellon Corp.	111	11,722
Berkshire Hathaway, Inc., Class B *	458	230,365
Blackrock, Inc.	16	18,034
Blackstone, Inc.	5	857
Brown & Brown, Inc.	6	582
Capital One Financial Corp.	65	14,769
Cboe Global Markets, Inc.	8	1,888
Charles Schwab Corp.	115	11,022
Chubb Ltd.	22	6,051
Cincinnati Financial Corp.	20	3,072
Citigroup, Inc.	220	21,245
Citizens Financial Group, Inc.	61	3,189
CME Group, Inc.	15	3,998
Coinbase Global, Inc., Class A *	14	4,263
Corpay, Inc. *	2	651
Erie Indemnity Co., Class A	5	1,772
Everest Group Ltd.	21	7,179
FactSet Research Systems, Inc.	2	747
Fidelity National Information Services, Inc.	16	1,117
Fifth Third Bancorp	96	4,394
Fiserv, Inc. *	100	13,818
Franklin Resources, Inc.	22	564
Global Payments, Inc.	21	1,865
Globe Life, Inc.	17	2,379
Goldman Sachs Group, Inc.	43	32,046
Hartford Insurance Group, Inc.	187	24,742
Huntington Bancshares, Inc.	144	2,565
Intercontinental Exchange, Inc.	31	5,475
Invesco Ltd.	49	1,073
Jack Henry & Associates, Inc.	17	2,775
JPMorgan Chase & Co.	139	41,897
KeyCorp	186	3,601
KKR & Co., Inc.	38	5,301
Loews Corp.	46	4,453
M&T Bank Corp.	13	2,622
MarketAxess Holdings, Inc.	2	368
Marsh & McLennan Cos., Inc.	16	3,293
Mastercard, Inc., Class A	5	2,976
MetLife, Inc.	238	19,364
Moody’s Corp.	13	6,627

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Morgan Stanley	116	17,456
MSCI, Inc.	4	2,271
Nasdaq, Inc.	78	7,390
Northern Trust Corp.	67	8,796
PayPal Holdings, Inc. *	51	3,580
PNC Financial Services Group, Inc.	41	8,505
Principal Financial Group, Inc.	56	4,508
Progressive Corp.	63	15,565
Prudential Financial, Inc.	247	27,086
Raymond James Financial, Inc.	54	9,150
Regions Financial Corp.	87	2,383
S&P Global, Inc.	14	7,678
State Street Corp.	53	6,093
Synchrony Financial	28	2,137
T. Rowe Price Group, Inc.	168	18,080
Travelers Cos., Inc.	64	17,377
Truist Financial Corp.	188	8,802
US Bancorp	189	9,229
Visa, Inc., Class A	14	4,925
W.R. Berkley Corp.	28	2,007
Wells Fargo & Co.	262	21,531
Willis Towers Watson PLC	4	1,307

(Cost $771,278)		789,154

Health Care — 12.0%
Abbott Laboratories	804	106,659
AbbVie, Inc.	22	4,629
Agilent Technologies, Inc.	30	3,770
Align Technology, Inc. *	15	2,129
Amgen, Inc.	7	2,014
Baxter International, Inc.	282	6,963
Becton Dickinson & Co.	38	7,333
Biogen, Inc. *	28	3,702
Bio-Techne Corp.	22	1,202
Boston Scientific Corp. *	55	5,803
Bristol-Myers Squibb Co.	665	31,375
Cardinal Health, Inc.	91	13,539
Cencora, Inc.	24	6,999
Centene Corp. *	481	13,968
Charles River Laboratories International, Inc. *	22	3,593
Cigna Group	29	8,725
Cooper Cos., Inc. *	30	2,022
CVS Health Corp.	635	46,450
Danaher Corp.	47	9,674
DaVita, Inc. *	15	2,066
Dexcom, Inc. *	43	3,240
Edwards Lifesciences Corp. *	25	2,034
Elevance Health, Inc.	40	12,746
Eli Lilly & Co.	4	2,930
GE HealthCare Technologies, Inc.	96	7,078

	Number of Shares	Value $
Gilead Sciences, Inc.	19	2,146
HCA Healthcare, Inc.	64	25,853
Henry Schein, Inc. *	183	12,733
Hologic, Inc. *	22	1,477
Humana, Inc.	51	15,487
IDEXX Laboratories, Inc. *	5	3,235
Incyte Corp. *	7	592
Insulet Corp. *	15	5,098
Intuitive Surgical, Inc. *	5	2,366
IQVIA Holdings, Inc. *	87	16,600
Johnson & Johnson	91	16,122
Labcorp Holdings, Inc.	28	7,784
McKesson Corp.	31	21,286
Medtronic PLC	171	15,871
Merck & Co., Inc.	123	10,347
Mettler-Toledo International, Inc. *	1	1,301
Moderna, Inc. *	1,294	31,172
Molina Healthcare, Inc. *	15	2,712
Pfizer, Inc.	1,348	33,376
Quest Diagnostics, Inc.	25	4,541
Regeneron Pharmaceuticals, Inc.	118	68,523
ResMed, Inc.	43	11,804
Revvity, Inc.	14	1,262
Solventum Corp. *	32	2,339
STERIS PLC	6	1,470
Stryker Corp.	19	7,437
Thermo Fisher Scientific, Inc.	55	27,100
UnitedHealth Group, Inc.	124	38,424
Universal Health Services, Inc., Class B	31	5,629
Vertex Pharmaceuticals, Inc. *	1	391
Viatris, Inc.	847	8,936
Waters Corp. *	3	905
West Pharmaceutical Services, Inc.	3	741
Zimmer Biomet Holdings, Inc.	22	2,334
Zoetis, Inc.	56	8,758

(Cost $718,963)		726,795

Industrials — 11.9%
3M Co.	86	13,376
A O Smith Corp.	44	3,137
Allegion PLC	44	7,471
AMETEK, Inc.	19	3,511
Automatic Data Processing, Inc.	70	21,283
Axon Enterprise, Inc. *	4	2,989
Boeing Co. *	26	6,102
Broadridge Financial Solutions, Inc.	24	6,135
Builders FirstSource, Inc. *	47	6,518
C.H. Robinson Worldwide, Inc.	49	6,306
Carrier Global Corp.	88	5,738

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Caterpillar, Inc.	50	20,952
Cintas Corp.	49	10,291
Copart, Inc. *	270	13,179
CSX Corp.	193	6,274
Cummins, Inc.	42	16,734
Dayforce, Inc. *	8	558
Deere & Co.	31	14,838
Delta Air Lines, Inc.	378	23,353
Dover Corp.	30	5,366
Eaton Corp. PLC	64	22,345
Emerson Electric Co.	28	3,696
Equifax, Inc.	55	13,546
Expeditors International of Washington, Inc.	22	2,652
Fastenal Co.	28	1,390
FedEx Corp.	52	12,016
Fortive Corp.	19	909
GE Aerospace	13	3,578
GE Vernova, Inc.	19	11,646
Generac Holdings, Inc. *	6	1,111
General Dynamics Corp.	42	13,632
Honeywell International, Inc.	65	14,268
Howmet Aerospace, Inc.	39	6,790
Hubbell, Inc.	6	2,586
Huntington Ingalls Industries, Inc.	2	542
IDEX Corp.	21	3,455
Illinois Tool Works, Inc.	45	11,909
Ingersoll Rand, Inc.	28	2,224
Jacobs Solutions, Inc.	95	13,892
JB Hunt Transport Services, Inc.	44	6,380
Johnson Controls International PLC	110	11,758
L3Harris Technologies, Inc.	54	14,991
Leidos Holdings, Inc.	71	12,845
Lennox International, Inc.	6	3,347
Lockheed Martin Corp.	5	2,278
Masco Corp.	56	4,110
Nordson Corp.	20	4,502
Norfolk Southern Corp.	22	6,160
Northrop Grumman Corp.	27	15,931
Old Dominion Freight Line, Inc.	4	604
Otis Worldwide Corp.	142	12,266
PACCAR, Inc.	70	6,999
Parker-Hannifin Corp.	14	10,631
Paychex, Inc.	39	5,439
Paycom Software, Inc.	2	454
Pentair PLC	111	11,936
Quanta Services, Inc.	15	5,669
Republic Services, Inc.	21	4,913
Rockwell Automation, Inc.	2	687
Rollins, Inc.	73	4,127

	Number of Shares	Value $
RTX Corp.	222	35,209
Snap-on, Inc.	16	5,204
Southwest Airlines Co.	280	9,212
Stanley Black & Decker, Inc.	112	8,320
Textron, Inc.	424	33,988
Trane Technologies PLC	20	8,312
TransDigm Group, Inc.	8	11,191
Uber Technologies, Inc. *	193	18,094
Union Pacific Corp.	50	11,179
United Airlines Holdings, Inc. *	246	25,830
United Parcel Service, Inc., Class B	88	7,695
United Rentals, Inc.	23	21,996
Veralto Corp.	25	2,655
Verisk Analytics, Inc.	4	1,072
W.W. Grainger, Inc.	3	3,041
Waste Management, Inc.	65	14,715
Westinghouse Air Brake Technologies Corp.	79	15,287
Xylem, Inc.	47	6,653

(Cost $724,147)		721,978

Information Technology — 13.7%
Accenture PLC, Class A	26	6,759
Adobe, Inc. *	5	1,784
Advanced Micro Devices, Inc. *	21	3,415
Akamai Technologies, Inc. *	8	633
Amphenol Corp., Class A	98	10,668
Analog Devices, Inc.	41	10,304
Apple, Inc.	286	66,392
Applied Materials, Inc.	96	15,433
Arista Networks, Inc. *	26	3,550
Autodesk, Inc. *	2	629
Broadcom, Inc.	87	25,873
Cadence Design Systems, Inc. *	18	6,308
CDW Corp.	31	5,108
Cisco Systems, Inc.	360	24,872
Cognizant Technology Solutions Corp., Class A	63	4,552
Corning, Inc.	141	9,451
Crowdstrike Holdings, Inc., Class A *	2	847
Dell Technologies, Inc., Class C	199	24,308
Enphase Energy, Inc. *	20	754
EPAM Systems, Inc. *	29	5,115
F5, Inc. *	2	626
First Solar, Inc. *	16	3,123
Fortinet, Inc. *	21	1,654
Gartner, Inc. *	3	754
Gen Digital, Inc.	43	1,299
GoDaddy, Inc., Class A *	148	21,950
Hewlett Packard Enterprise Co.	610	13,768

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

August 31, 2025

	Number of Shares	Value $
HP, Inc.	483	13,785
Intel Corp. *	1,332	32,434
International Business Machines Corp.	119	28,975
Intuit, Inc.	5	3,335
Jabil, Inc.	453	92,788
Keysight Technologies, Inc. *	24	3,922
KLA Corp.	23	20,056
Lam Research Corp.	113	11,317
Microchip Technology, Inc.	7	455
Micron Technology, Inc.	92	10,949
Microsoft Corp.	164	83,097
Monolithic Power Systems, Inc.	3	2,507
Motorola Solutions, Inc.	16	7,559
NetApp, Inc.	18	2,030
NVIDIA Corp.	95	16,547
NXP Semiconductors NV	87	20,432
ON Semiconductor Corp. *	126	6,248
Oracle Corp.	46	10,402
Palantir Technologies, Inc., Class A *	52	8,149
Palo Alto Networks, Inc. *	17	3,239
PTC, Inc. *	2	427
QUALCOMM, Inc.	405	65,096
Roper Technologies, Inc.	14	7,368
Salesforce, Inc.	44	11,275
Seagate Technology Holdings PLC	26	4,352
ServiceNow, Inc. *	1	918
Skyworks Solutions, Inc.	53	3,972
Super Micro Computer, Inc. *	101	4,196
Synopsys, Inc. *	16	9,656
TE Connectivity PLC	41	8,467
Teledyne Technologies, Inc. *	6	3,229
Teradyne, Inc.	46	5,439
Texas Instruments, Inc.	119	24,095
Trimble, Inc. *	23	1,859
Tyler Technologies, Inc. *	9	5,066
VeriSign, Inc.	49	13,395
Western Digital Corp.	76	6,106
Workday, Inc., Class A *	6	1,385
Zebra Technologies Corp., Class A *	13	4,122

(Cost $837,125)		828,578

Materials — 3.8%
Air Products and Chemicals, Inc.	4	1,176
Albemarle Corp.	14	1,189
Amcor PLC	572	4,936
Avery Dennison Corp.	263	45,144
Ball Corp.	87	4,580
CF Industries Holdings, Inc.	26	2,252
Corteva, Inc.	94	6,974

	Number of Shares	Value $
Dow, Inc.	216	5,320
DuPont de Nemours, Inc.	68	5,231
Eastman Chemical Co.	27	1,899
Ecolab, Inc.	23	6,372
Freeport-McMoRan, Inc.	382	16,961
International Flavors & Fragrances, Inc.	43	2,903
International Paper Co.	195	9,688
Linde PLC	23	11,001
LyondellBasell Industries NV, Class A	55	3,099
Martin Marietta Materials, Inc.	18	11,095
Mosaic Co.	127	4,242
Newmont Corp.	247	18,377
Nucor Corp.	180	26,771
Packaging Corp. of America	6	1,308
PPG Industries, Inc.	15	1,668
Sherwin-Williams Co.	13	4,756
Smurfit WestRock PLC	103	4,878
Steel Dynamics, Inc.	109	14,270
Vulcan Materials Co.	42	12,229

(Cost $229,421)		228,319

Real Estate — 3.9%
Alexandria Real Estate Equities, Inc. REIT	43	3,545
American Tower Corp. REIT	32	6,523
AvalonBay Communities, Inc. REIT	27	5,288
BXP, Inc. REIT	87	6,308
Camden Property Trust REIT	25	2,800
CBRE Group, Inc., Class A *	245	39,719
CoStar Group, Inc. *	148	13,245
Crown Castle, Inc. REIT	49	4,858
Digital Realty Trust, Inc. REIT	4	671
Equinix, Inc. REIT	1	786
Equity Residential REIT	90	5,951
Essex Property Trust, Inc. REIT	14	3,783
Extra Space Storage, Inc. REIT	78	11,199
Federal Realty Investment Trust REIT	14	1,408
Healthpeak Properties, Inc. REIT	378	6,781
Host Hotels & Resorts, Inc. REIT	638	10,980
Invitation Homes, Inc. REIT	150	4,694
Iron Mountain, Inc. REIT	52	4,801
Kimco Realty Corp. REIT	79	1,777
Mid-America Apartment Communities, Inc. REIT	27	3,937
Prologis, Inc. REIT	149	16,953
Public Storage REIT	63	18,559
Realty Income Corp. REIT	78	4,583
Regency Centers Corp. REIT	20	1,450
SBA Communications Corp. REIT	15	3,073

See Notes to Financial Statements.

6 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Simon Property Group, Inc. REIT	26	4,697
UDR, Inc. REIT	74	2,928
Ventas, Inc. REIT	127	8,646
VICI Properties, Inc. REIT	62	2,094
Welltower, Inc. REIT	92	15,482
Weyerhaeuser Co. REIT	602	15,574

(Cost $231,134)		233,093

Utilities — 6.3%
AES Corp.	803	10,873
Alliant Energy Corp.	28	1,822
Ameren Corp.	42	4,191
American Electric Power Co., Inc.	122	13,544
American Water Works Co., Inc.	400	57,404
Atmos Energy Corp.	31	5,150
CenterPoint Energy, Inc.	243	9,163
CMS Energy Corp.	68	4,867
Consolidated Edison, Inc.	143	14,047
Constellation Energy Corp.	21	6,468
Dominion Energy, Inc.	147	8,805
DTE Energy Co.	79	10,795
Duke Energy Corp.	104	12,739
Edison International	306	17,176
Entergy Corp.	50	4,404
Evergy, Inc.	37	2,637
Eversource Energy	145	9,290
Exelon Corp.	540	23,587
FirstEnergy Corp.	136	5,932
NextEra Energy, Inc.	239	17,220

	Number of Shares	Value $
NiSource, Inc.	152	6,425
NRG Energy, Inc.	259	37,700
PG&E Corp.	933	14,256
Pinnacle West Capital Corp.	21	1,877
PPL Corp.	223	8,133
Public Service Enterprise Group, Inc.	115	9,468
Sempra	186	15,356
Southern Co.	141	13,014
Vistra Corp.	103	19,478
WEC Energy Group, Inc.	54	5,752
Xcel Energy, Inc.	94	6,805

(Cost $380,557)		378,378

TOTAL COMMON STOCKS

(Cost $5,979,514)		6,011,816

EXCHANGE-TRADED FUNDS — 0.1%
Invesco S&P 500 Equal Weight ETF (Cost $5,637)	30	5,658

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 4.25% (a) (Cost $28,350)	28,350	28,350

TOTAL INVESTMENTS — 99.9%
(Cost $6,013,501)		6,045,824

Other assets and liabilities, net — 0.1%		7,207

NET ASSETS — 100.0%		6,053,031

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 is as follows:

Value ($) at 7/24/2025 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 4.25% (a)
—	30,512	(2,162)	—	—	20	—	28,350	28,350

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:    Real Estate Investment Trust

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers S&P 500 Diversified Sector Weight ETF (Continued)

August 31, 2025

At August 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)
Micro E-Mini S&P 500 Index	USD	1	32,474	32,364	9/19/2025	(110)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$6,011,816	$—	$—	$6,011,816

Exchange-Traded Funds	5,658	—	—	5,658

Short-Term Investments (a)	28,350	—	—	28,350

TOTAL	$6,045,824	$—	$—	$6,045,824

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(110)	$—	$—	$(110)

TOTAL	$(110)	$—	$—	$(110)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Growth Scored & Screened ETF

August 31, 2025

	Number of Shares	Value $

COMMON STOCKS — 99.4%

Communication Services — 19.3%
Alphabet, Inc., Class A	4,399	936,591
Alphabet, Inc., Class C	3,548	757,604
Electronic Arts, Inc.	104	17,883
Meta Platforms, Inc., Class A	2,161	1,596,331
T-Mobile US, Inc.	287	72,321

(Cost $2,445,460)		3,380,730

Consumer Discretionary — 7.0%
AutoZone, Inc. *	19	79,772
Booking Holdings, Inc.	37	207,165
Carnival Corp. *	1,207	38,491
Darden Restaurants, Inc.	56	11,589
Deckers Outdoor Corp. *	167	19,978
eBay, Inc.	353	31,985
Expedia Group, Inc.	136	29,213
Hilton Worldwide Holdings, Inc.	270	74,536
Home Depot, Inc.	494	200,944
Las Vegas Sands Corp.	376	21,669
Marriott International, Inc., Class A	257	68,840
Norwegian Cruise Line Holdings Ltd. *	482	11,973
O’Reilly Automotive, Inc. *	970	100,570
PulteGroup, Inc.	222	29,309
Ralph Lauren Corp.	43	12,768
Royal Caribbean Cruises Ltd.	282	102,428
Tapestry, Inc.	243	24,742
TJX Cos., Inc.	745	101,775
Tractor Supply Co.	317	19,578
Williams-Sonoma, Inc.	136	25,594
Yum! Brands, Inc.	125	18,371

(Cost $1,024,344)		1,231,290

Consumer Staples — 4.7%
Colgate-Palmolive Co.	413	34,721
Costco Wholesale Corp.	502	473,547
Walmart, Inc.	3,273	317,415

(Cost $822,308)		825,683

Energy — 0.7%
ONEOK, Inc.	401	30,628
Targa Resources Corp.	250	41,940
Williams Cos., Inc.	726	42,021

(Cost $104,627)		114,589

Financials — 13.2%
American Express Co.	626	207,381
Aon PLC, Class A	125	45,875
Apollo Global Management, Inc.	510	69,477
Arch Capital Group Ltd.	431	39,449
Arthur J Gallagher & Co.	131	39,660

	Number of Shares	Value $
Bank of New York Mellon Corp.	443	46,781
FactSet Research Systems, Inc.	20	7,466
Fiserv, Inc. *	627	86,639
Hartford Insurance Group, Inc.	174	23,022
Intercontinental Exchange, Inc.	337	59,514
Jack Henry & Associates, Inc.	32	5,224
Marsh & McLennan Cos., Inc.	245	50,424
Mastercard, Inc., Class A	917	545,881
Moody’s Corp.	91	46,388
Morgan Stanley	628	94,502
MSCI, Inc.	87	49,392
Nasdaq, Inc.	186	17,622
PayPal Holdings, Inc. *	728	51,098
S&P Global, Inc.	167	91,590
Synchrony Financial	427	32,597
Visa, Inc., Class A	1,934	680,343
Willis Towers Watson PLC	52	16,993

(Cost $2,047,279)		2,307,318

Health Care — 7.4%
AbbVie, Inc.	839	176,526
Amgen, Inc.	262	75,380
Boston Scientific Corp. *	1,673	176,501
DaVita, Inc. *	48	6,612
Dexcom, Inc. *	184	13,863
Eli Lilly & Co.	889	651,264
Incyte Corp. *	106	8,969
Insulet Corp. *	81	27,530
Mettler-Toledo International, Inc. *	10	13,010
ResMed, Inc.	166	45,569
Stryker Corp.	206	80,630
Waters Corp. *	30	9,054

(Cost $1,195,161)		1,284,908

Industrials — 9.8%
Allegion PLC	50	8,490
AMETEK, Inc.	119	21,991
Broadridge Financial Solutions, Inc.	57	14,570
Carrier Global Corp.	426	27,775
Caterpillar, Inc.	532	222,929
CSX Corp.	975	31,697
Cummins, Inc.	156	62,157
Dayforce, Inc. *	175	12,210
Deere & Co.	126	60,309
Dover Corp.	68	12,163
Eaton Corp. PLC	442	154,320
Emerson Electric Co.	432	57,024
Fastenal Co.	755	37,493
GE Aerospace	494	135,949
Hubbell, Inc.	60	25,859
Illinois Tool Works, Inc.	127	33,611

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers S&P 500 Growth Scored & Screened ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Ingersoll Rand, Inc.	462	36,697
Lennox International, Inc.	35	19,525
Masco Corp.	96	7,046
PACCAR, Inc.	334	33,393
Pentair PLC	117	12,581
Quanta Services, Inc.	168	63,497
Republic Services, Inc.	230	53,813
Trane Technologies PLC	252	104,731
Uber Technologies, Inc. *	2,364	221,625
United Rentals, Inc.	74	70,769
Veralto Corp.	131	13,911
Verisk Analytics, Inc.	68	18,232
W.W. Grainger, Inc.	50	50,675
Waste Management, Inc.	221	50,032
Westinghouse Air Brake Technologies Corp.	196	37,926

(Cost $1,443,125)		1,713,000

Information Technology — 35.0%
Adobe, Inc. *	205	73,124
Apple, Inc.	7,105	1,649,355
Autodesk, Inc. *	242	76,157
Cadence Design Systems, Inc. *	172	60,274
Dell Technologies, Inc., Class C	160	19,544
Fortinet, Inc. *	714	56,242
Gartner, Inc. *	89	22,356
Gen Digital, Inc.	347	10,479
Intuit, Inc.	316	210,772
KLA Corp.	150	130,800
Microsoft Corp.	3,015	1,527,670
NetApp, Inc.	105	11,843
NVIDIA Corp.	9,121	1,588,696
Palo Alto Networks, Inc. *	749	142,699
Salesforce, Inc.	1,085	278,031
ServiceNow, Inc. *	234	214,686
Tyler Technologies, Inc. *	49	27,581
Workday, Inc., Class A *	117	27,006

	Number of Shares	Value $
(Cost $5,069,609)		6,127,315

Materials — 0.5%
Ecolab, Inc.	142	39,340
Sherwin-Williams Co.	150	54,874
(Cost $83,310)		94,214

Real Estate — 1.7%
AvalonBay Communities, Inc. REIT	69	13,514
CBRE Group, Inc., Class A *	337	54,634
Equinix, Inc. REIT	51	40,096
Extra Space Storage, Inc. REIT	105	15,076
Host Hotels & Resorts, Inc. REIT	485	8,347
Iron Mountain, Inc. REIT	341	31,485
Simon Property Group, Inc. REIT	347	62,689
Welltower, Inc. REIT	380	63,946

(Cost $267,087)		289,787

Utilities — 0.1%
Public Service Enterprise Group, Inc.

(Cost $20,665)	257	21,159

TOTAL COMMON STOCKS
(Cost $14,522,975)		17,389,993

EXCHANGE-TRADED FUNDS — 0.1%
SPDR Portfolio S&P 500 Growth ETF

(Cost $29,828)	335	33,329

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 4.25% (a)

(Cost $44,197)	44,197	44,197

TOTAL INVESTMENTS — 99.8%
(Cost $14,597,000)		17,467,519

Other assets and liabilities, net — 0.2%		26,418

NET ASSETS — 100.0%		17,493,937

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 4.25% (a)
5,966	259,896	(221,665)	—	—	517	—	44,197	44,197

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Growth Scored & Screened ETF (Continued)

August 31, 2025

REIT: Real Estate Investment Trust

At August 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-Mini S&P 500 Index	USD	2	63,775	64,728	9/19/2025	953

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations
USD U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$17,389,993	$—	$—	$17,389,993

Exchange-Traded Funds	33,329	—	—	33,329

Short-Term Investments (a)	44,197	—	—	44,197

Derivatives (b)
Futures Contracts	953	—	—	953

TOTAL	$17,468,472	$—	$—	$17,468,472

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF

August 31, 2025

	Number of Shares	Value $

COMMON STOCKS — 99.6%

Communication Services — 12.1%
Alphabet, Inc., Class A	318,235	67,755,414
Alphabet, Inc., Class C	256,474	54,764,893
AT&T, Inc.	393,324	11,520,460
Electronic Arts, Inc.	12,833	2,206,634
Fox Corp., Class A	12,393	739,862
Fox Corp., Class B	5,754	313,881
Interpublic Group of Cos., Inc.	23,257	624,218
Match Group, Inc.	12,942	483,254
Meta Platforms, Inc., Class A	118,696	87,680,735
News Corp., Class A	19,417	571,054
News Corp., Class B (a)	6,957	235,634
Omnicom Group, Inc.	11,213	878,314
Paramount Skydance Corp., Class B * (a)	34,209	502,872
Take-Two Interactive Software, Inc. *	9,240	2,155,415
T-Mobile US, Inc.	26,121	6,582,231
Walt Disney Co.	98,170	11,621,365
Warner Bros Discovery, Inc. *	118,852	1,383,437

(Cost $191,884,749)		250,019,673

Consumer Discretionary — 5.3%
Aptiv PLC *	11,816	939,726
AutoZone, Inc. *	912	3,829,059
Best Buy Co., Inc.	11,011	810,850
Booking Holdings, Inc.	1,759	9,848,729
Caesars Entertainment, Inc. *	11,937	319,554
Carnival Corp. *	59,223	1,888,621
D.R. Horton, Inc.	15,281	2,589,824
Darden Restaurants, Inc.	6,303	1,304,343
Deckers Outdoor Corp. *	8,285	991,135
eBay, Inc.	25,918	2,348,430
Expedia Group, Inc.	6,630	1,424,124
Ford Motor Co.	209,674	2,467,863
General Motors Co.	53,772	3,150,502
Hasbro, Inc.	7,394	600,171
Hilton Worldwide Holdings, Inc.	12,884	3,556,757
Home Depot, Inc.	54,107	22,009,104
Las Vegas Sands Corp.	18,350	1,057,511
LKQ Corp.	14,823	483,526
Lowe’s Cos., Inc.	30,695	7,921,152
Marriott International, Inc., Class A	12,260	3,283,964
MGM Resorts International *	12,874	510,969
NIKE, Inc., Class B	63,786	4,935,123
Norwegian Cruise Line Holdings Ltd. *	23,803	591,267
O’Reilly Automotive, Inc. *	46,797	4,851,913
PulteGroup, Inc.	10,718	1,414,990
Ralph Lauren Corp.	2,313	686,799

	Number of Shares	Value $
Royal Caribbean Cruises Ltd.	13,759	4,997,544
Starbucks Corp.	61,739	5,444,762
Tapestry, Inc.	11,114	1,131,627
TJX Cos., Inc.	61,186	8,358,619
Tractor Supply Co.	28,525	1,761,704
Ulta Beauty, Inc. *	2,517	1,240,201
Williams-Sonoma, Inc.	6,630	1,247,700
Yum! Brands, Inc.	15,156	2,227,477

(Cost $94,435,008)		110,225,640

Consumer Staples — 5.1%
Archer-Daniels-Midland Co.	27,778	1,740,014
Bunge Global SA	6,905	581,539
Church & Dwight Co., Inc.	13,150	1,225,054
Clorox Co.	6,460	763,572
Coca-Cola Co.	210,900	14,549,991
Colgate-Palmolive Co.	43,986	3,697,903
Conagra Brands, Inc.	26,105	499,389
Constellation Brands, Inc., Class A	8,313	1,346,207
Costco Wholesale Corp.	24,175	22,804,761
Estee Lauder Cos., Inc., Class A	13,026	1,194,875
General Mills, Inc.	29,413	1,450,943
Hershey Co.	8,401	1,543,684
Hormel Foods Corp.	16,389	416,936
J M Smucker Co.	6,258	691,572
Kellanova	14,946	1,188,207
Keurig Dr Pepper, Inc.	74,012	2,153,009
Kimberly-Clark Corp.	17,883	2,309,411
Kraft Heinz Co.	50,343	1,408,094
Kroger Co.	33,542	2,275,489
Lamb Weston Holdings, Inc.	8,044	462,771
McCormick & Co., Inc.	13,356	939,862
Molson Coors Beverage Co., Class B	9,959	502,830
Mondelez International, Inc., Class A	70,043	4,303,442
PepsiCo, Inc.	74,330	11,049,154
Target Corp.	24,647	2,365,619
The Campbell’s Company	11,313	361,224
Walmart, Inc.	236,380	22,924,132

(Cost $102,002,165)		104,749,684

Energy — 3.5%
APA Corp.	15,557	361,234
Baker Hughes Co.	53,250	2,417,550
Chevron Corp.	150	24,090
ConocoPhillips	68,949	6,823,883
Devon Energy Corp.	35,875	1,295,088
Diamondback Energy, Inc.	10,629	1,581,170
EOG Resources, Inc.	30,331	3,785,915
EQT Corp.	33,835	1,754,006
Expand Energy Corp.	11,192	1,083,162

See Notes to Financial Statements.

12 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Exxon Mobil Corp.	235,624	26,929,467
Halliburton Co.	50,063	1,137,932
Kinder Morgan, Inc.	105,646	2,850,329
Marathon Petroleum Corp.	16,718	3,004,392
Occidental Petroleum Corp.	38,569	1,836,270
ONEOK, Inc.	33,664	2,571,256
Phillips 66	22,243	2,971,220
Schlumberger NV	82,013	3,021,359
Targa Resources Corp.	11,890	1,994,666
Valero Energy Corp.	16,991	2,582,802
Williams Cos., Inc.	66,617	3,855,792

(Cost $68,720,576)		71,881,583

Financials — 13.9%
Aflac, Inc.	26,914	2,876,030
Allstate Corp.	14,390	2,927,645
American Express Co.	29,982	9,932,437
American International Group, Inc.	32,053	2,606,550
Ameriprise Financial, Inc.	5,181	2,667,231
Aon PLC, Class A	11,786	4,325,462
Apollo Global Management, Inc.	24,208	3,297,856
Arch Capital Group Ltd.	21,312	1,950,687
Arthur J Gallagher & Co.	14,105	4,270,289
Assurant, Inc.	2,948	635,618
Bank of America Corp.	357,218	18,125,241
Bank of New York Mellon Corp.	38,619	4,078,166
Blackrock, Inc.	7,879	8,880,736
Capital One Financial Corp.	34,980	7,948,156
Cboe Global Markets, Inc.	5,952	1,404,374
Charles Schwab Corp.	92,594	8,874,209
Chubb Ltd.	20,322	5,589,973
Citigroup, Inc.	101,842	9,834,882
Citizens Financial Group, Inc.	25,322	1,323,834
CME Group, Inc.	19,621	5,229,193
Everest Group Ltd.	2,447	836,580
FactSet Research Systems, Inc.	2,186	816,078
Fidelity National Information Services, Inc.	28,678	2,002,011
Fifth Third Bancorp	34,716	1,588,951
Fiserv, Inc. *	30,291	4,185,610
Franklin Resources, Inc.	17,325	444,560
Global Payments, Inc.	13,236	1,175,622
Goldman Sachs Group, Inc.	16,797	12,517,964
Hartford Insurance Group, Inc.	15,500	2,050,805
Huntington Bancshares, Inc.	84,856	1,511,285
Intercontinental Exchange, Inc.	31,227	5,514,688
Invesco Ltd.	24,970	546,593
Jack Henry & Associates, Inc.	3,994	652,060
KeyCorp	54,366	1,052,526
M&T Bank Corp.	8,593	1,732,864
MarketAxess Holdings, Inc.	2,315	425,590

	Number of Shares	Value $
Marsh & McLennan Cos., Inc.	26,795	5,514,679
Mastercard, Inc., Class A	44,561	26,526,718
MetLife, Inc.	31,014	2,523,299
Moody’s Corp.	8,385	4,274,338
Morgan Stanley	67,256	10,120,683
MSCI, Inc.	4,193	2,380,450
Nasdaq, Inc.	23,514	2,227,716
Northern Trust Corp.	11,389	1,495,148
PayPal Holdings, Inc. *	53,462	3,752,498
PNC Financial Services Group, Inc.	21,462	4,452,077
Principal Financial Group, Inc.	10,954	881,907
Prudential Financial, Inc.	18,704	2,051,081
Raymond James Financial, Inc.	9,886	1,675,084
Regions Financial Corp.	51,939	1,422,609
S&P Global, Inc.	17,099	9,377,776
State Street Corp.	14,968	1,720,871
Synchrony Financial	20,609	1,573,291
T. Rowe Price Group, Inc.	12,617	1,357,842
Travelers Cos., Inc.	12,281	3,334,414
Truist Financial Corp.	70,427	3,297,392
US Bancorp	83,300	4,067,539
Visa, Inc., Class A	93,629	32,936,810
Wells Fargo & Co.	178,729	14,687,949
Willis Towers Watson PLC	5,419	1,770,875

(Cost $233,207,970)		287,255,402

Health Care — 9.8%
Abbott Laboratories	95,354	12,649,662
AbbVie, Inc.	96,169	20,233,958
Agilent Technologies, Inc.	15,782	1,983,166
Amgen, Inc.	29,222	8,407,462
Baxter International, Inc.	27,787	686,061
Becton Dickinson & Co.	15,498	2,990,804
Biogen, Inc. *	8,405	1,111,309
Boston Scientific Corp. *	80,424	8,484,732
Bristol-Myers Squibb Co.	110,386	5,208,011
Cardinal Health, Inc.	13,194	1,963,003
Cencora, Inc.	9,381	2,735,593
Centene Corp. *	26,672	774,555
Charles River Laboratories International, Inc. *	2,916	476,212
Cigna Group	14,645	4,406,241
CVS Health Corp.	69,371	5,074,489
Danaher Corp.	34,739	7,149,981
DaVita, Inc. *	2,137	294,393
Edwards Lifesciences Corp. *	31,952	2,598,976
Elevance Health, Inc.	12,382	3,945,524
Eli Lilly & Co.	42,942	31,458,450
GE HealthCare Technologies, Inc.	23,915	1,763,253
Gilead Sciences, Inc.	67,924	7,673,374
Humana, Inc.	6,585	1,999,601

See Notes to Financial Statements.

DBX ETF Trust | 13

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Incyte Corp. *	9,014	762,675
IQVIA Holdings, Inc. *	8,842	1,687,142
Medtronic PLC	69,680	6,467,001
Merck & Co., Inc.	137,603	11,575,164
Mettler-Toledo International, Inc. *	1,132	1,472,777
Moderna, Inc. *	19,723	475,127
Quest Diagnostics, Inc.	6,196	1,125,441
Regeneron Pharmaceuticals, Inc.	5,672	3,293,730
ResMed, Inc.	8,269	2,269,923
Revvity, Inc.	6,788	611,667
Stryker Corp.	18,638	7,295,100
Thermo Fisher Scientific, Inc.	20,751	10,224,433
UnitedHealth Group, Inc.	49,580	15,363,355
Viatris, Inc.	67,774	715,016
Waters Corp. *	3,285	991,413
Zoetis, Inc.	24,195	3,784,098

(Cost $207,718,557)		202,182,872

Industrials — 6.9%
Allegion PLC	4,697	797,551
AMETEK, Inc.	12,419	2,295,031
Broadridge Financial Solutions, Inc.	6,659	1,702,174
C.H. Robinson Worldwide, Inc.	6,688	860,746
Carrier Global Corp.	43,484	2,835,157
Caterpillar, Inc.	25,948	10,873,250
CSX Corp.	103,146	3,353,276
Cummins, Inc.	7,518	2,995,472
Dayforce, Inc. *	8,388	585,231
Deere & Co.	13,742	6,577,471
Delta Air Lines, Inc.	35,554	2,196,526
Dover Corp.	7,801	1,395,287
Eaton Corp. PLC	21,458	7,491,846
Emerson Electric Co.	30,535	4,030,620
Fastenal Co.	62,236	3,090,640
Fortive Corp.	17,865	855,019
GE Aerospace	58,494	16,097,549
Hubbell, Inc.	3,006	1,295,556
Illinois Tool Works, Inc.	14,329	3,792,170
Ingersoll Rand, Inc.	21,515	1,708,936
JB Hunt Transport Services, Inc.	4,470	648,105
Johnson Controls International PLC	35,697	3,815,652
Lennox International, Inc.	1,808	1,008,611
Masco Corp.	12,151	891,762
Norfolk Southern Corp.	12,137	3,398,117
Otis Worldwide Corp.	22,510	1,944,414
PACCAR, Inc.	28,072	2,806,638
Pentair PLC	9,529	1,024,653
Quanta Services, Inc.	7,966	3,010,829
Republic Services, Inc.	11,123	2,602,448
Rockwell Automation, Inc.	6,234	2,140,943

	Number of Shares	Value $
Southwest Airlines Co.	31,743	1,044,345
Stanley Black & Decker, Inc.	8,040	597,292
Trane Technologies PLC	12,117	5,035,825
Uber Technologies, Inc. *	113,739	10,663,031
Union Pacific Corp.	32,753	7,322,588
United Airlines Holdings, Inc. *	17,734	1,862,070
United Rentals, Inc.	3,523	3,369,186
Veralto Corp.	13,280	1,410,203
Verisk Analytics, Inc.	7,686	2,060,770
W.W. Grainger, Inc.	2,487	2,520,574
Waste Management, Inc.	19,884	4,501,539
Westinghouse Air Brake Technologies Corp.	9,736	1,883,916
Xylem, Inc.	12,776	1,808,571

(Cost $113,018,674)		142,201,590

Information Technology — 37.9%
Accenture PLC, Class A	34,013	8,842,360
Adobe, Inc. *	23,310	8,314,677
Advanced Micro Devices, Inc. *	88,665	14,419,589
Akamai Technologies, Inc. *	9,073	717,946
Apple, Inc.	816,465	189,534,185
Applied Materials, Inc.	44,179	7,102,216
Autodesk, Inc. *	11,598	3,649,891
Cadence Design Systems, Inc. *	14,884	5,215,800
Cisco Systems, Inc.	217,073	14,997,573
Corning, Inc.	41,996	2,814,992
Dell Technologies, Inc., Class C	16,353	1,997,519
Fortinet, Inc. *	34,635	2,728,199
Gen Digital, Inc.	28,821	870,394
Hewlett Packard Enterprise Co.	73,077	1,649,348
HP, Inc.	49,483	1,412,245
Intel Corp. *	235,398	5,731,941
Jabil, Inc.	5,872	1,202,762
Keysight Technologies, Inc. *	9,161	1,497,182
KLA Corp.	7,227	6,301,944
Lam Research Corp.	70,089	7,019,413
Micron Technology, Inc.	61,089	7,270,202
Microsoft Corp.	406,296	205,866,120
NetApp, Inc.	10,854	1,224,223
NVIDIA Corp.	1,332,946	232,172,534
ON Semiconductor Corp. *	22,740	1,127,677
Palo Alto Networks, Inc. *	36,032	6,864,817
QUALCOMM, Inc.	60,231	9,680,929
Salesforce, Inc.	52,369	13,419,556
Seagate Technology Holdings PLC	11,327	1,896,140
ServiceNow, Inc. *	11,334	10,398,492
TE Connectivity PLC	16,119	3,328,573
Western Digital Corp.	19,669	1,580,207

(Cost $577,759,026)		780,849,646

See Notes to Financial Statements.

14 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

August 31, 2025

	Number of Shares	Value $

Materials — 2.1%
Air Products and Chemicals, Inc.	12,054	3,545,202
Albemarle Corp.	6,796	577,116
Amcor PLC	122,251	1,055,026
Avery Dennison Corp.	4,512	774,485
Ball Corp.	14,841	781,230
CF Industries Holdings, Inc.	8,706	754,201
Dow, Inc.	36,544	900,079
Ecolab, Inc.	13,561	3,756,939
Freeport-McMoRan, Inc.	77,172	3,426,437
International Flavors & Fragrances, Inc.	14,311	966,136
Linde PLC	25,920	12,397,277
LyondellBasell Industries NV, Class A	13,445	757,626
Mosaic Co.	17,395	580,993
Newmont Corp.	62,050	4,616,520
PPG Industries, Inc.	12,376	1,376,582
Sherwin-Williams Co.	12,569	4,598,117
Smurfit WestRock PLC	28,044	1,328,164

(Cost $40,774,554)		42,192,130

Real Estate — 2.2%
Alexandria Real Estate Equities, Inc. REIT	8,792	724,812
American Tower Corp. REIT	25,405	5,178,809
AvalonBay Communities, Inc. REIT	7,948	1,556,616
BXP, Inc. REIT	8,201	594,655
CBRE Group, Inc., Class A *	15,814	2,563,766
CoStar Group, Inc. *	23,182	2,074,557
Digital Realty Trust, Inc. REIT	17,099	2,866,476
Equinix, Inc. REIT	5,283	4,153,442
Equity Residential REIT	17,764	1,174,556
Extra Space Storage, Inc. REIT	12,062	1,731,862
Federal Realty Investment Trust REIT	4,400	442,420
Healthpeak Properties, Inc. REIT	39,683	711,913
Host Hotels & Resorts, Inc. REIT	39,837	685,595
Iron Mountain, Inc. REIT	16,840	1,554,837
Kimco Realty Corp. REIT	37,626	846,209
Prologis, Inc. REIT	50,189	5,710,504
Public Storage REIT	8,479	2,497,829
Regency Centers Corp. REIT	8,923	646,917
SBA Communications Corp.
REIT	5,709	1,169,489
Ventas, Inc. REIT	24,815	1,689,405
Welltower, Inc. REIT	34,146	5,746,089
Weyerhaeuser Co. REIT	41,353	1,069,802

(Cost $44,553,383)		45,390,560

Utilities — 0.8%

	Number of Shares	Value $
American Water Works Co., Inc.	10,389	1,490,925
CenterPoint Energy, Inc.	35,195	1,327,204
Consolidated Edison, Inc.	19,545	1,919,905
Entergy Corp.	24,224	2,133,892
Eversource Energy	20,473	1,311,705
Exelon Corp.	55,790	2,436,907
Public Service Enterprise Group, Inc.	27,518	2,265,557
Sempra	35,817	2,957,052

(Cost $14,989,069)		15,843,147

TOTAL COMMON STOCKS

(Cost $1,689,063,731)		2,052,791,927

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (b)(c)

(Cost $504,326)	504,326	504,326

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)

(Cost $6,679,056)	6,679,056	6,679,056

TOTAL INVESTMENTS — 99.9%
(Cost $1,696,247,113)		2,059,975,309

Other assets and liabilities, net — 0.1%		1,888,973

NET ASSETS — 100.0%		2,061,864,282

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

August 31, 2025

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (b)(c)
181,933	322,393	(d)	—	—	—	249	—	504,326	504,326
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)
2,883,809	27,885,731		(24,090,484)	—	—	134,229	—	6,679,056	6,679,056

3,065,742	28,208,124		(24,090,484)	—	—	134,478	—	7,183,382	7,183,382

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $493,930, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

REIT:	Real Estate Investment Trust

At August 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
E-Mini S&P 500 ESG Index	USD	8	2,119,780	2,252,800	9/19/2025	133,020

E-Mini S&P 500 Index	USD	20	6,368,250	6,472,750	9/19/2025	104,500

Total unrealized appreciation						237,520

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

August 31, 2025

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,052,791,927	$—	$—	$2,052,791,927
Short-Term Investments (a)	7,183,382	—	—	7,183,382
Derivatives (b)
Futures Contracts	237,520	—	—	237,520

TOTAL	$2,060,212,829	$—	$—	$2,060,212,829

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers S&P 500 Value Scored & Screened ETF

August 31, 2025

	Number of Shares	Value $

COMMON STOCKS — 99.6%

Communication Services — 3.7%
AT&T, Inc.	3,005	88,017
Electronic Arts, Inc.	58	9,973
Fox Corp., Class A	80	4,776
Fox Corp., Class B	58	3,164
Interpublic Group of Cos., Inc.	160	4,294
Match Group, Inc.	108	4,033
News Corp., Class A	139	4,088
News Corp., Class B	48	1,626
Omnicom Group, Inc.	85	6,658
Paramount Skydance Corp., Class B *	153	2,249
Take-Two Interactive Software, Inc. *	71	16,562
T-Mobile US, Inc.	94	23,687
Walt Disney Co.	750	88,785
Warner Bros Discovery, Inc. *	961	11,186

(Cost $215,031)		269,098

Consumer Discretionary — 5.4%
Aptiv PLC *	93	7,396
Best Buy Co., Inc.	84	6,186
Caesars Entertainment, Inc. *	91	2,436
D.R. Horton, Inc.	118	19,999
Darden Restaurants, Inc.	28	5,794
eBay, Inc.	68	6,161
Ford Motor Co.	1,591	18,726
General Motors Co.	395	23,143
Hasbro, Inc.	57	4,627
Home Depot, Inc.	232	94,371
LKQ Corp.	112	3,653
Lowe’s Cos., Inc.	236	60,902
MGM Resorts International *	85	3,374
NIKE, Inc., Class B	491	37,989
Starbucks Corp.	474	41,802
TJX Cos., Inc.	190	25,956
Tractor Supply Co.	106	6,547
Ulta Beauty, Inc. *	18	8,869
Yum! Brands, Inc.	68	9,994

(Cost $343,285)		387,925

Consumer Staples — 6.7%
Archer-Daniels-Midland Co.	207	12,966
Bunge Global SA	58	4,885
Church & Dwight Co., Inc.	106	9,875
Clorox Co.	54	6,383
Coca-Cola Co.	1,620	111,764
Colgate-Palmolive Co.	184	15,469
Conagra Brands, Inc.	207	3,960
Estee Lauder Cos., Inc., Class A	101	9,265
General Mills, Inc.	219	10,803

	Number of Shares	Value $
Hershey Co.	64	11,760
J M Smucker Co.	46	5,083
Kellanova	116	9,222
Keurig Dr Pepper, Inc.	554	16,116
Kimberly-Clark Corp.	135	17,434
Kraft Heinz Co.	343	9,594
Kroger Co.	262	17,774
McCormick & Co., Inc.	109	7,670
Molson Coors Beverage Co., Class B	75	3,787
Mondelez International, Inc., Class A	542	33,300
PepsiCo, Inc.	570	84,731
Target Corp.	186	17,852
The Campbell’s Company	85	2,714
Walmart, Inc.	597	57,897

(Cost $485,880)		480,304

Energy — 7.1%
APA Corp.	159	3,692
Baker Hughes Co.	423	19,204
ConocoPhillips	530	52,454
Devon Energy Corp.	252	9,097
Diamondback Energy, Inc.	75	11,157
EOG Resources, Inc.	226	28,209
EQT Corp.	256	13,271
Expand Energy Corp.	90	8,710
Exxon Mobil Corp.	1,801	205,836
Halliburton Co.	374	8,501
Kinder Morgan, Inc.	800	21,584
Marathon Petroleum Corp.	127	22,823
Occidental Petroleum Corp.	306	14,569
ONEOK, Inc.	117	8,937
Phillips 66	170	22,709
Schlumberger NV	620	22,841
Valero Energy Corp.	131	19,913
Williams Cos., Inc.	252	14,586

(Cost $471,819)		508,093

Financials — 17.6%
Aflac, Inc.	209	22,334
Allstate Corp.	109	22,176
American International Group, Inc.	245	19,923
Aon PLC, Class A	43	15,781
Assurant, Inc.	22	4,743
Bank of America Corp.	2,735	138,774
Bank of New York Mellon Corp.	133	14,045
Blackrock, Inc.	61	68,756
Capital One Financial Corp.	266	60,440
Cboe Global Markets, Inc.	45	10,618
Charles Schwab Corp.	713	68,334
Chubb Ltd.	155	42,636

See Notes to Financial Statements.

18 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value Scored & Screened ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Citigroup, Inc.	780	75,325
Citizens Financial Group, Inc.	188	9,829
CME Group, Inc.	151	40,243
FactSet Research Systems, Inc.	9	3,360
Fidelity National Information Services, Inc.	217	15,149
Fifth Third Bancorp	274	12,541
Franklin Resources, Inc.	132	3,387
Global Payments, Inc.	107	9,504
Goldman Sachs Group, Inc.	128	95,392
Hartford Insurance Group, Inc.	56	7,409
Huntington Bancshares, Inc.	625	11,131
Intercontinental Exchange, Inc.	113	19,956
Invesco Ltd.	193	4,225
Jack Henry & Associates, Inc.	19	3,102
KeyCorp	428	8,286
M&T Bank Corp.	66	13,310
MarketAxess Holdings, Inc.	16	2,941
Marsh & McLennan Cos., Inc.	118	24,286
MetLife, Inc.	240	19,526
Moody’s Corp.	30	15,293
Morgan Stanley	283	42,586
Nasdaq, Inc.	105	9,948
Northern Trust Corp.	84	11,027
PayPal Holdings, Inc. *	139	9,756
PNC Financial Services Group, Inc.	164	34,020
Principal Financial Group, Inc.	90	7,246
Prudential Financial, Inc.	144	15,791
Raymond James Financial, Inc.	30	5,083
Regions Financial Corp.	355	9,723
S&P Global, Inc.	71	38,939
State Street Corp.	116	13,336
T. Rowe Price Group, Inc.	95	10,224
Truist Financial Corp.	541	25,330
US Bancorp	646	31,544
Wells Fargo & Co.	1,359	111,683
Willis Towers Watson PLC	22	7,189

(Cost $967,472)		1,266,180

Health Care — 15.1%
Abbott Laboratories	728	96,577
AbbVie, Inc.	428	90,051
Agilent Technologies, Inc.	123	15,456
Amgen, Inc.	128	36,827
Baxter International, Inc.	220	5,432
Becton Dickinson & Co.	118	22,772
Biogen, Inc. *	63	8,330
Bristol-Myers Squibb Co.	847	39,962
Cardinal Health, Inc.	99	14,729
Cencora, Inc.	74	21,579
Centene Corp. *	214	6,215

	Number of Shares	Value $
Charles River Laboratories International, Inc. *	22	3,593
Cigna Group	111	33,397
CVS Health Corp.	528	38,623
Danaher Corp.	265	54,542
Edwards Lifesciences Corp. *	242	19,684
Elevance Health, Inc.	94	29,953
GE HealthCare Technologies, Inc.	188	13,861
Gilead Sciences, Inc.	520	58,744
Humana, Inc.	49	14,879
Incyte Corp. *	33	2,792
IQVIA Holdings, Inc. *	68	12,975
Medtronic PLC	535	49,653
Merck & Co., Inc.	1,047	88,074
Mettler-Toledo International, Inc. *	5	6,505
Moderna, Inc. *	146	3,517
Quest Diagnostics, Inc.	48	8,719
Regeneron Pharmaceuticals, Inc.	43	24,970
Revvity, Inc.	52	4,686
Stryker Corp.	69	27,007
Thermo Fisher Scientific, Inc.	158	77,850
UnitedHealth Group, Inc.	379	117,441
Viatris, Inc.	517	5,454
Waters Corp. *	14	4,225
Zoetis, Inc.	184	28,778

(Cost $1,174,115)		1,087,852

Industrials — 6.2%
Allegion PLC	18	3,056
AMETEK, Inc.	52	9,610
Broadridge Financial Solutions, Inc.	28	7,157
C.H. Robinson Worldwide, Inc.	51	6,564
Carrier Global Corp.	167	10,888
CSX Corp.	423	13,752
Deere & Co.	59	28,240
Dover Corp.	33	5,902
Emerson Electric Co.	72	9,504
Fastenal Co.	212	10,528
Fortive Corp.	147	7,035
GE Aerospace	263	72,378
Illinois Tool Works, Inc.	68	17,996
JB Hunt Transport Services, Inc.	35	5,075
Johnson Controls International PLC	274	29,288
Masco Corp.	54	3,963
Norfolk Southern Corp.	94	26,318
Otis Worldwide Corp.	161	13,907
PACCAR, Inc.	102	10,198
Pentair PLC	25	2,688
Rockwell Automation, Inc.	48	16,485

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers S&P 500 Value Scored & Screened ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Southwest Airlines Co.	225	7,403
Stanley Black & Decker, Inc.	66	4,903
Union Pacific Corp.	248	55,445
United Parcel Service, Inc., Class B	301	26,319
Veralto Corp.	56	5,947
Verisk Analytics, Inc.	32	8,580
Waste Management, Inc.	74	16,753
Xylem, Inc.	98	13,873

(Cost $391,940)		449,755

Information Technology — 28.9%
Accenture PLC, Class A	262	68,112
Adobe, Inc. *	103	36,740
Advanced Micro Devices, Inc. *	677	110,101
Akamai Technologies, Inc. *	65	5,143
Analog Devices, Inc.	207	52,021
Apple, Inc.	2,931	680,402
Cisco Systems, Inc.	1,663	114,897
Corning, Inc.	317	21,249
Dell Technologies, Inc., Class C	68	8,306
First Solar, Inc. *	22	4,294
Hewlett Packard Enterprise Co.	565	12,752
HP, Inc.	404	11,530
Intel Corp. *	1,818	44,268
Jabil, Inc.	43	8,808
Keysight Technologies, Inc. *	74	12,094
Lam Research Corp.	533	53,380
Micron Technology, Inc.	466	55,459
Microsoft Corp.	1,245	630,829
NetApp, Inc.	46	5,188
NXP Semiconductors NV	62	14,561
ON Semiconductor Corp. *	181	8,976
QUALCOMM, Inc.	458	73,614
Seagate Technology Holdings PLC	91	15,233
TE Connectivity PLC	122	25,193
Western Digital Corp.	150	12,051

(Cost $1,772,801)		2,085,201

Materials — 3.9%
Air Products and Chemicals, Inc.	93	27,352
Albemarle Corp.	50	4,246
Amcor PLC	985	8,501
Avery Dennison Corp.	35	6,008
Ball Corp.	115	6,054
Dow, Inc.	303	7,463
Ecolab, Inc.	52	14,406
Freeport-McMoRan, Inc.	596	26,462
International Flavors & Fragrances, Inc.	110	7,426
Linde PLC	197	94,223

	Number of Shares	Value $
LyondellBasell Industries NV, Class A	111	6,255
Mosaic Co.	137	4,576
Newmont Corp.	463	34,447
PPG Industries, Inc.	93	10,344
Sherwin-Williams Co.	40	14,633
Smurfit WestRock PLC	213	10,088

(Cost $256,823)		282,484

Real Estate — 3.4%
Alexandria Real Estate Equities,
Inc. REIT	66	5,441
American Tower Corp. REIT	194	39,547
AvalonBay Communities, Inc. REIT	35	6,855
BXP, Inc. REIT	63	4,568
CoStar Group, Inc. *	171	15,303
Digital Realty Trust, Inc. REIT	131	21,961
Equinix, Inc. REIT	22	17,296
Equity Residential REIT	148	9,786
Extra Space Storage, Inc. REIT	50	7,179
Federal Realty Investment Trust REIT	34	3,419
Healthpeak Properties, Inc. REIT	301	5,400
Host Hotels & Resorts, Inc. REIT	110	1,893
Kimco Realty Corp. REIT	293	6,590
Prologis, Inc. REIT	384	43,691
Regency Centers Corp. REIT	70	5,075
SBA Communications Corp. REIT	46	9,423
Ventas, Inc. REIT	187	12,731
Welltower, Inc. REIT	116	19,520
Weyerhaeuser Co. REIT	312	8,071

(Cost $237,885)		243,749

Utilities — 1.6%
American Water Works Co., Inc.	79	11,337
CenterPoint Energy, Inc.	281	10,597
Consolidated Edison, Inc.	149	14,636
Entergy Corp.	181	15,944
Eversource Energy	158	10,123
Exelon Corp.	431	18,826
Public Service Enterprise Group, Inc.	114	9,386
Sempra	270	22,291

(Cost $102,144)		113,140

TOTAL COMMON STOCKS

(Cost $6,419,195)		7,173,781

EXCHANGE-TRADED FUNDS — 0.3%
SPDR Portfolio S&P 500 Value ETF	110	6,010
Vanguard S&P 500 Value ETF	60	11,816

(Cost $17,257)		17,826

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value Scored & Screened ETF (Continued)

August 31, 2025

	Number of Shares	Value $

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.25% (a)

(Cost $1,497)	1,497	1,497

TOTAL INVESTMENTS — 99.9%
(Cost $6,437,949)		7,193,104
Other assets and liabilities, net — 0.1%		9,769

NET ASSETS — 100.0%		7,202,873

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (a)(b)
2,333	—	(2,333	) (c)	—	—	4	—	—	—
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.25% (a)
2,715	279,936	(281,154)		—	—	368	—	1,497	1,497

5,048	279,936	(283,487)		—	—	372	—	1,497	1,497

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$7,173,781	$—	$—	$7,173,781

Exchange-Traded Funds	17,826	—	—	17,826

Short-Term Investments (a)	1,497	—	—	1,497

TOTAL	$7,193,104	$—	$—	$7,193,104

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers S&P Dividend Aristocrats Screened ETF

August 31, 2025

	Number of Shares	Value $

COMMON STOCKS – 99.2%

Communication Services – 3.3%
Verizon Communications, Inc.

(Cost $185,270)	4,642	205,316

Consumer Discretionary – 3.5%
Best Buy Co., Inc.	1,529	112,596
Lowe’s Cos., Inc.	192	49,547
NIKE, Inc., Class B	764	59,111

(Cost $210,931)		221,254

Consumer Staples – 15.9%
Archer-Daniels-Midland Co.	1,869	117,074
Church & Dwight Co., Inc.	266	24,781
Clorox Co.	466	55,081
Coca-Cola Co.	1,264	87,203
Colgate-Palmolive Co.	639	53,721
Costco Wholesale Corp.	14	13,207
Hormel Foods Corp.	3,193	81,230
J M Smucker Co.	884	97,691
Kimberly-Clark Corp.	752	97,113
McCormick & Co., Inc.	932	65,585
PepsiCo, Inc.	577	85,771
Procter & Gamble Co.	379	59,518
Sysco Corp.	904	72,745
Target Corp.	631	60,563
Walmart, Inc.	239	23,178

(Cost $1,042,038)		994,461

Energy – 3.8%
Chevron Corp.	730	117,238
Exxon Mobil Corp.	945	108,004
Texas Pacific Land Corp.	12	11,202

(Cost $228,747)		236,444

Financials – 9.0%
Aflac, Inc.	587	62,727
Assurant, Inc.	218	47,003
Chubb Ltd.	138	37,960
FactSet Research Systems, Inc.	55	20,532
Franklin Resources, Inc.	8,576	220,060
Jack Henry & Associates, Inc.	196	31,999
RenaissanceRe Holdings Ltd.	64	15,551
S&P Global, Inc.	41	22,486
T. Rowe Price Group, Inc.	964	103,746

(Cost $505,105)		562,064

Health Care – 6.9%
Abbott Laboratories	490	65,003
AbbVie, Inc.	668	140,547
Becton Dickinson & Co.	218	42,070
Cardinal Health, Inc.	374	55,644
Cencora, Inc.	100	29,161

	Number of Shares	Value $
Medtronic PLC	1,045	96,987
West Pharmaceutical Services, Inc.	20	4,939

(Cost $363,985)		434,351

Industrials – 16.8%
ABM Industries, Inc.	1,007	49,514
Automatic Data Processing, Inc.	194	58,986
C.H. Robinson Worldwide, Inc.	634	81,596
Carlisle Cos., Inc.	59	22,767
Caterpillar, Inc.	106	44,418
Cintas Corp.	112	23,523
CSX Corp.	1,112	36,151
Donaldson Co., Inc.	586	46,687
Dover Corp.	150	26,829
Emerson Electric Co.	345	45,540
Expeditors International of Washington, Inc.	337	40,622
Franklin Electric Co., Inc.	281	27,499
Illinois Tool Works, Inc.	237	62,722
JB Hunt Transport Services, Inc.	162	23,488
Lincoln Electric Holdings, Inc.	206	49,982
MSA Safety, Inc.	186	31,732
Pentair PLC	258	27,743
Republic Services, Inc.	140	32,756
Robert Half, Inc.	1,239	46,239
Ryder System, Inc.	311	58,319
Stanley Black & Decker, Inc.	1,506	111,881
Toro Co.	589	47,744
W.W. Grainger, Inc.	18	18,243
Waste Management, Inc.	181	40,976

(Cost $947,938)		1,055,957

Information Technology – 5.8%
Analog Devices, Inc.	226	56,796
Badger Meter, Inc.	84	15,365
Microchip Technology, Inc.	1,561	101,465
Microsoft Corp.	46	23,308
QUALCOMM, Inc.	370	59,470
Roper Technologies, Inc.	32	16,842
Texas Instruments, Inc.	440	89,091

(Cost $314,850)		362,337

Materials – 10.1%
Air Products and Chemicals, Inc.	209	61,469
Albemarle Corp.	534	45,347
Amcor PLC	13,811	119,189
AptarGroup, Inc.	187	26,043
Ecolab, Inc.	125	34,630
HB Fuller Co.	555	33,883
Linde PLC	77	36,828
Nucor Corp.	393	58,451
PPG Industries, Inc.	504	56,060
Royal Gold, Inc.	245	43,997

See Notes to Financial Statements.

22 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P Dividend Aristocrats Screened ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Sherwin-Williams Co.	65	23,779
Sonoco Products Co.	1,959	92,563

(Cost $620,851)		632,239

Real Estate — 6.7%
Equity LifeStyle Properties, Inc. REIT	1,133	68,309
Essex Property Trust, Inc. REIT	337	91,061
Federal Realty Investment Trust REIT	988	99,343
Realty Income Corp. REIT	2,748	161,472

(Cost $401,860)		420,185

Utilities — 17.4%
American States Water Co.	609	45,389
California Water Service Group	945	44,349
Consolidated Edison, Inc.	989	97,149
Edison International	1,867	104,795
Essential Utilities, Inc.	2,569	101,501
Eversource Energy	2,354	150,821
National Fuel Gas Co.	1,205	104,522
New Jersey Resources Corp.	1,300	61,477
NextEra Energy, Inc.	1,032	74,355

	Number of Shares	Value $
ONE Gas, Inc.	1,068	81,702
Spire, Inc.	985	75,451
UGI Corp.	4,409	152,728

(Cost $985,335)		1,094,239

TOTAL COMMON STOCKS

(Cost $5,806,910)		6,218,847

EXCHANGE-TRADED FUNDS – 0.3%
ProShares S&P 500 Dividend Aristocrats ETF	75	7,862
Xtrackers S&P 500 Scored & Screened ETF (a)	95	5,521

(Cost $11,688)		13,383

CASH EQUIVALENTS – 0.3%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)

(Cost $21,666)	21,666	21,666

TOTAL INVESTMENTS – 99.8%

(Cost $5,840,264)		6,253,896

Other assets and liabilities, net – 0.2%		14,218

NET ASSETS — 100.0%		6,268,114

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers S&P 500 Scored & Screened ETF (a)
—	83,609	(79,804)	713	1,003	197	—	95	5,521
Xtrackers S&P 500 Value Scored & Screened ETF (a)
—	4,976	(4,705)	(271)	—	33	—	—	—

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)
2,341	245,807	(226,482)	—	—	303	—	21,666	21,666

2,341	334,392	(310,991)	442	1,003	533	—	21,761	27,187

(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers S&P Dividend Aristocrats Screened ETF (Continued)

August 31, 2025

At August 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
Micro E-Mini S&P 500 Index	USD	1	32,064	32,364	9/19/2025	300

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$6,218,847	$—	$—	$6,218,847
Exchange-Traded Funds	13,383	—	—	13,383
Short-Term Investments (a)	21,666	—	—	21,666
Derivatives (b)
Futures Contracts	300	—	—	300

TOTAL	$6,254,196	$—	$—	$6,254,196

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF

August 31, 2025

	Number of Shares	Value $

COMMON STOCKS — 97.5%

Communication Services — 1.0%
Iridium Communications, Inc.	236	5,874
New York Times Co., Class A	354	21,184
Nexstar Media Group, Inc.	66	13,499
ZoomInfo Technologies, Inc. *	587	6,398

(Cost $44,891)		46,955

Consumer Discretionary — 13.3%
Abercrombie & Fitch Co., Class A *	109	10,195
Aramark	575	22,488
Autoliv, Inc.	160	19,851
AutoNation, Inc. *	54	11,830
Bath & Body Works, Inc.	468	13,670
Boyd Gaming Corp.	134	11,505
Brunswick Corp.	150	9,538
Burlington Stores, Inc. *	142	41,277
Capri Holdings Ltd. *	256	5,271
Choice Hotels International, Inc.	51	6,099
Churchill Downs, Inc.	158	16,389
Crocs, Inc. *	123	10,726
Dick’s Sporting Goods, Inc.	124	26,387
Floor & Decor Holdings, Inc., Class A *	240	19,661
Gap, Inc.	480	10,565
Goodyear Tire & Rubber Co. *	617	5,232
Grand Canyon Education, Inc. *	64	12,900
H&R Block, Inc.	288	14,501
Harley-Davidson, Inc.	248	7,222
Hilton Grand Vacations, Inc. *	150	7,128
Hyatt Hotels Corp., Class A	92	13,274
KB Home	165	10,486
Lear Corp.	116	12,760
Light & Wonder, Inc. *	191	17,662
Lithia Motors, Inc.	57	19,191
Macy’s, Inc.	650	8,600
Marriott Vacations Worldwide Corp.	69	5,392
Mattel, Inc. *	735	13,451
Penske Automotive Group, Inc.	39	7,192
Planet Fitness, Inc., Class A *	190	19,912
Polaris, Inc.	116	6,563
PVH Corp.	105	8,854
Service Corp. International	313	24,805
Somnigroup International, Inc.	457	38,365
Taylor Morrison Home Corp. *	226	15,226
Texas Roadhouse, Inc.	150	25,883
Thor Industries, Inc.	114	12,494
TopBuild Corp. *	63	26,508
Travel + Leisure Co.	149	9,418

	Number of Shares	Value $
Valvoline, Inc. *	295	11,440
VF Corp.	765	11,574
Visteon Corp.	66	8,181
Wendy’s Co. (a)	370	3,926
Whirlpool Corp. (a)	121	11,271
Wyndham Hotels & Resorts, Inc.	169	14,637
YETI Holdings, Inc. *	182	6,399

(Cost $633,502)		645,899

Consumer Staples — 3.2%
Albertsons Cos., Inc., Class A	915	17,806
BellRing Brands, Inc. *	277	11,371
Boston Beer Co., Inc., Class A *	21	4,643
Coty, Inc., Class A *	890	3,809
Darling Ingredients, Inc. *	345	11,716
Flowers Foods, Inc.	424	6,377
Ingredion, Inc.	145	18,783
Post Holdings, Inc. *	105	11,881
Sprouts Farmers Market, Inc. *	220	30,919
US Foods Holding Corp. *	520	40,352

(Cost $167,714)		157,657

Energy — 3.8%
Antero Midstream Corp.	758	13,485
Antero Resources Corp. *	634	20,237
Chord Energy Corp.	132	14,505
Civitas Resources, Inc.	193	7,099
CNX Resources Corp. *	322	9,402
DT Midstream, Inc.	230	23,961
HF Sinclair Corp.	360	18,317
Murphy Oil Corp.	298	7,408
NOV, Inc.	823	10,938
Ovintiv, Inc.	564	23,756
Range Resources Corp.	519	17,786
Valaris Ltd. *	155	7,699
Weatherford International PLC	156	9,938

(Cost $201,366)		184,531

Financials — 18.6%
Affiliated Managers Group, Inc.	66	14,838
Ally Financial, Inc.	610	25,041
Annaly Capital Management, Inc. REIT	1,365	28,924
Associated Banc-Corp.	368	9,925
Bank OZK	235	12,330
Brighthouse Financial, Inc. *	133	6,286
Cadence Bank	415	15,621
CNO Financial Group, Inc.	220	8,683
Columbia Banking System, Inc.	667	17,856
Comerica, Inc.	295	20,821
East West Bancorp, Inc.	310	32,593
Equitable Holdings, Inc.	668	35,578
Essent Group Ltd.	226	14,179
Euronet Worldwide, Inc. *	90	8,387

See Notes to Financial Statements.

DBX ETF Trust | 25

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Evercore, Inc., Class A	82	26,367
Fidelity National Financial, Inc.	580	34,725
First American Financial Corp.	224	14,784
First Horizon Corp.	1,133	25,606
Flagstar Financial, Inc.	653	8,371
FNB Corp.	778	12,985
Hanover Insurance Group, Inc.	80	13,878
Janus Henderson Group PLC	273	12,099
Jefferies Financial Group, Inc.	365	23,670
Kemper Corp.	129	6,921
MGIC Investment Corp.	517	14,388
Old National Bancorp.	725	16,595
Pinnacle Financial Partners, Inc.	168	16,333
Primerica, Inc.	72	19,392
Reinsurance Group of America, Inc.	150	29,219
RenaissanceRe Holdings Ltd.	109	26,486
RLI Corp.	190	12,869
SEI Investments Co.	210	18,539
Selective Insurance Group, Inc.	140	10,952
Shift4 Payments, Inc., Class A * (a)	150	13,565
SLM Corp.	474	14,827
SouthState Corp.	225	22,964
Starwood Property Trust, Inc. REIT	758	15,365
Stifel Financial Corp.	232	26,747
Synovus Financial Corp.	304	15,689
Texas Capital Bancshares, Inc. *	98	8,484
UMB Financial Corp.	165	20,114
United Bankshares, Inc.	309	11,847
Unum Group	357	24,940
Valley National Bancorp	1,100	11,506
Voya Financial, Inc.	220	16,520
Webster Financial Corp.	371	23,084
Western Alliance Bancorp	237	21,223
Western Union Co.	730	6,329
WEX, Inc. *	77	13,194
Wintrust Financial Corp.	149	20,456
Zions Bancorp NA	330	19,143

(Cost $789,573)		901,238

Health Care — 8.9%
Avantor, Inc. *	1,550	20,878
BioMarin Pharmaceutical, Inc. *	418	24,357
Bio-Rad Laboratories, Inc., Class A *	45	13,405
Bruker Corp.	240	8,155
DENTSPLY SIRONA, Inc.	430	6,149
Doximity, Inc., Class A *	305	20,722
Encompass Health Corp.	225	27,396
Ensign Group, Inc.	124	21,301
Envista Holdings Corp. *	400	8,472

	Number of Shares	Value $
Exelixis, Inc. *	605	22,639
Haemonetics Corp. *	109	5,945
Halozyme Therapeutics, Inc. *	273	19,970
HealthEquity, Inc. *	186	16,615
Illumina, Inc. *	351	35,086
Jazz Pharmaceuticals PLC *	138	17,629
Lantheus Holdings, Inc. *	152	8,345
LivaNova PLC *	118	6,652
Neurocrine Biosciences, Inc. *	220	30,712
Option Care Health, Inc. *	369	10,583
Penumbra, Inc. *	86	23,447
Repligen Corp. *	116	14,189
Tenet Healthcare Corp. *	206	37,972
United Therapeutics Corp. *	102	31,085

(Cost $397,036)		431,704

Industrials — 22.4%
AAON, Inc.	155	12,857
Acuity, Inc.	70	22,853
Advanced Drainage Systems,
Inc. (a)	160	23,035
AECOM	295	36,843
AGCO Corp.	135	14,606
Alaska Air Group, Inc. *	268	16,825
American Airlines Group, Inc. *	1,500	20,055
Avis Budget Group, Inc. *	37	5,855
Brink’s Co.	95	10,644
Carlisle Cos., Inc.	95	36,660
Chart Industries, Inc. *	101	20,135
Clean Harbors, Inc. *	115	27,854
CNH Industrial NV	1,948	22,305
Comfort Systems USA, Inc.	79	55,567
Concentrix Corp.	99	5,223
Crane Co.	107	19,827
Donaldson Co., Inc.	270	21,511
EMCOR Group, Inc.	100	62,000
EnerSys	84	8,623
Esab Corp.	135	15,575
ExlService Holdings, Inc. *	375	16,417
Flowserve Corp.	284	15,239
Fortune Brands Innovations, Inc.	269	15,742
FTI Consulting, Inc. *	78	13,154
GATX Corp.	79	13,296
Genpact Ltd.	345	15,642
GXO Logistics, Inc. *	256	13,478
Insperity, Inc.	78	4,307
ITT, Inc.	176	29,964
Kirby Corp. *	121	11,761
Knight-Swift Transportation Holdings, Inc.	350	15,365
Landstar System, Inc.	78	10,322
Lincoln Electric Holdings, Inc.	124	30,086

See Notes to Financial Statements.

26 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF (Continued)

August 31, 2025

	Number of Shares	Value $
ManpowerGroup, Inc.	101	4,282
Maximus, Inc.	124	10,902
MSA Safety, Inc.	89	15,183
MSC Industrial Direct Co., Inc., Class A	95	8,572
Mueller Industries, Inc.	244	23,409
NEXTracker, Inc., Class A *	325	21,860
nVent Electric PLC	365	32,992
Owens Corning	187	28,082
RB Global, Inc.	415	47,534
Regal Rexnord Corp.	150	22,400
Ryder System, Inc.	93	17,439
Sensata Technologies Holding PLC	324	10,543
Simpson Manufacturing Co., Inc.	93	17,774
Terex Corp.	142	7,091
Tetra Tech, Inc.	576	20,978
Timken Co.	138	10,658
Toro Co.	225	18,239
Trex Co., Inc. *	230	14,175
Valmont Industries, Inc.	46	16,888
Watsco, Inc.	78	31,386
Watts Water Technologies, Inc., Class A	60	16,614
WESCO International, Inc.	100	21,984

(Cost $970,256)		1,082,611

Information Technology – 11.7%
Allegro MicroSystems, Inc. *	284	8,761
Amkor Technology, Inc.	244	5,902
Arrow Electronics, Inc. *	116	14,654
ASGN, Inc. *	95	5,154
Avnet, Inc.	185	10,096
Belden, Inc.	87	11,327
Blackbaud, Inc. *	84	5,604
Ciena Corp. *	320	30,070
Cirrus Logic, Inc. *	122	13,931
Coherent Corp. *	355	32,117
Commvault Systems, Inc. *	100	18,665
Docusign, Inc. *	447	34,267
Dolby Laboratories, Inc., Class A	133	9,533
Dropbox, Inc., Class A *	429	12,467
Dynatrace, Inc. *	660	33,396
Entegris, Inc.	337	28,220
Flex Ltd. *	865	46,381
Guidewire Software, Inc. *	188	40,800
Kyndryl Holdings, Inc. *	525	16,690
Littelfuse, Inc.	55	14,291
Lumentum Holdings, Inc. *	151	20,054
MKS, Inc.	155	16,018
Novanta, Inc. *	80	9,313
Onto Innovation, Inc. *	109	11,554

	Number of Shares	Value $
Pure Storage, Inc., Class A *	695	53,939
Rambus, Inc. *	240	17,705
Silicon Laboratories, Inc. *	69	9,270
Synaptics, Inc. *	83	5,798
Universal Display Corp.	100	13,859
Vontier Corp.	345	14,804

(Cost $503,705)		564,640

Materials – 5.4%
Alcoa Corp.	585	18,831
AptarGroup, Inc.	150	20,891
Avient Corp.	196	7,331
Axalta Coating Systems Ltd. *	500	15,630
Cabot Corp.	121	9,869
Carpenter Technology Corp.	109	26,256
Cleveland-Cliffs, Inc. *	1,044	11,223
Commercial Metals Co.	255	14,706
Crown Holdings, Inc.	255	25,342
Graphic Packaging Holding Co.	678	15,099
Greif, Inc., Class A	62	4,049
Louisiana-Pacific Corp.	137	13,030
Royal Gold, Inc.	145	26,039
RPM International, Inc.	285	35,713
Scotts Miracle-Gro Co.	95	5,816
Sonoco Products Co.	213	10,064

(Cost $281,112)		259,889

Real Estate – 7.4%
Agree Realty Corp. REIT	250	18,185
American Homes 4 Rent, Class A REIT	725	25,969
Brixmor Property Group, Inc. REIT	688	19,257
COPT Defense Properties REIT	240	6,907
Cousins Properties, Inc. REIT	385	11,354
CubeSmart REIT	510	20,869
EastGroup Properties, Inc. REIT	116	19,669
EPR Properties REIT	165	8,951
Equity LifeStyle Properties, Inc. REIT	423	25,503
Healthcare Realty Trust, Inc. REIT	766	13,313
Jones Lang LaSalle, Inc. *	106	32,390
Kilroy Realty Corp. REIT	245	10,190
Kite Realty Group Trust REIT	476	10,862
NNN REIT, Inc. REIT	415	17,808
Omega Healthcare Investors, Inc. REIT	655	27,883
Park Hotels & Resorts, Inc. REIT	443	5,210
PotlatchDeltic Corp. REIT	165	6,935
Rayonier, Inc. REIT	302	7,937
Rexford Industrial Realty, Inc. REIT	535	22,154
Vornado Realty Trust REIT	372	14,147

See Notes to Financial Statements.

DBX ETF Trust | 27

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF (Continued)

August 31, 2025

	Number of Shares	Value $
WP Carey, Inc. REIT	486	32,611

(Cost $355,887)		358,104

Utilities — 1.8%
Essential Utilities, Inc.	564	22,283
National Fuel Gas Co.	197	17,088
ONE Gas, Inc.	138	10,557
Ormat Technologies, Inc.	135	12,405
Spire, Inc.	133	10,188
UGI Corp.	462	16,004

(Cost $81,331)		88,525

TOTAL COMMON STOCKS

(Cost $4,426,373)		4,721,753

EXCHANGE-TRADED FUNDS — 1.1%
iShares ESG Select Screened S&P Mid-Cap ETF

(Cost $47,615)	1,200	52,452

	Number of Shares	Value $

SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (b)(c)

(Cost $19,000)	19,000	19,000

CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)

(Cost $45,222)	45,222	45,222

TOTAL INVESTMENTS — 99.9%
(Cost $4,538,210)		4,838,427

Other assets and liabilities, net — 0.1%		3,669

NET ASSETS — 100.0%		4,842,096

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (b)(c)
11	18,989	(d)	—	—	—	37	—	19,000	19,000
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)
28,664	343,604		(327,046)	—	—	2,448	—	45,222	45,222

28,675	362,593		(327,046)	—	—	2,485	—	64,222	64,222

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $35,938, which is 0.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $18,049.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.

28 | DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF (Continued)

August 31, 2025

At August 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
Micro E-mini S&P MidCap 400 Index	USD	2	61,286	65,170	9/19/2025	3,884

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,721,753	$—	$—	$4,721,753
Exchange-Traded Funds	52,452	—	—	52,452
Short-Term Investments (a)	64,222	—	—	64,222
Derivatives (b)
Futures Contracts	3,884	—	—	3,884

TOTAL	$4,842,311	$—	$—	$4,842,311

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 29

Statements of Assets and Liabilities

August 31, 2025

	Xtrackers S&P 500 Diversified Sector Weight ETF	Xtrackers S&P 500 Growth Scored & Screened ETF	Xtrackers S&P 500 Scored & Screened ETF	Xtrackers S&P 500 Value Scored & Screened ETF

Assets
Investment in non-affiliated securities at value	$6,017,474	$17,423,322	$2,052,791,927	$7,191,607
Investment in DWS Government Money Market Series	28,350	44,197	6,679,056	1,497
Investment in DWS Government & Agency Securities Portfolio*	—	—	504,326	—
Deposit with broker for futures contracts	—	4,692	598,644	—
Receivables:
Investment securities sold	—	—	8,710,254	—
Capital shares	—	—	4	—
Variation margin on futures contracts	—	14,297	84,886	—
Dividends	7,654	9,468	1,860,026	10,654
Interest	19	177	20,713	11
Affiliated securities lending income	—	—	21	—
Foreign tax reclaim	23	—	953	8
Total assets	$6,053,520	$17,496,153	$2,071,250,810	$7,203,777

Liabilities
Payable upon return of securities loaned	$—	$—	$504,326	$—
Payables:
Capital shares	—	—	8,712,081	—
Investment advisory fees	379	2,216	170,121	904
Variation margin on futures contracts	110	—	—	—
Total liabilities	489	2,216	9,386,528	904
Net Assets, at value	$6,053,031	$17,493,937	$2,061,864,282	$7,202,873

Net Assets Consist of
Paid-in capital	$6,009,630	$15,180,517	$1,749,186,406	$6,687,526
Distributable earnings (loss)	43,401	2,313,420	312,677,876	515,347
Net Assets, at value	$6,053,031	$17,493,937	$2,061,864,282	$7,202,873
Number of Common Shares outstanding	240,001	350,001	35,500,001	210,001
Net Asset Value	$25.22	$49.98	$58.08	$34.30

Investment in non-affiliated securities at cost	$5,985,151	$14,552,803	$1,689,063,731	$6,436,452
Value of securities loaned	$—	$—	$493,930	$—
Investment in DWS Government Money Market Series at cost	$28,350	$44,197	$6,679,056	$1,497
Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$504,326	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

30 | DBX ETF Trust

Statements of Assets and Liabilities (Continued)

August 31, 2025

	Xtrackers S&P Dividend Aristocrats Screened ETF	Xtrackers S&P MidCap 400 Scored & Screened ETF

Assets
Investment in non-affiliated securities at value	$6,226,709	$4,774,205
Investment in affiliated securities at value	5,521	—
Investment in DWS Government Money Market Series	21,666	45,222
Investment in DWS Government & Agency Securities Portfolio*	—	19,000
Deposit with broker for futures contracts	2,346	4,742
Receivables:
Investment securities sold	—	6,555
Variation margin on futures contracts	—	14,625
Dividends	12,689	2,925
Interest	34	184
Affiliated securities lending income	—	15
Total assets	$6,268,965	$4,867,473

Liabilities
Payable upon return of securities loaned	$—	$19,000
Payables:
Investment securities purchased	—	5,731
Investment advisory fees	781	646
Variation margin on futures contracts	70	—
Total liabilities	851	25,377
Net Assets, at value	$6,268,114	$4,842,096

Net Assets Consist of
Paid-in capital	$6,358,871	$5,292,996
Distributable earnings (loss)	(90,757)	(450,900)
Net Assets, at value	$6,268,114	$4,842,096
Number of Common Shares outstanding	230,001	150,001
Net Asset Value	$27.25	$32.28

Investment in non-affiliated securities at cost	$5,814,081	$4,473,988
Investment in affiliated securities at cost	$4,517	$–
Value of securities loaned	$—	$35,938
Investment in DWS Government Money Market Series at cost	$21,666	$45,222
Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$19,000
Non-cash collateral for securities on loan	$—	$18,049

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust | 31

Statements of Operations

For the Year Ended August 31, 2025

	Xtrackers S&P 500 Diversified Sector Weight ETF(1)	Xtrackers S&P 500 Growth Scored & Screened ETF	Xtrackers S&P 500 Scored & Screened ETF	Xtrackers S&P 500 Value Scored & Screened ETF

Investment Income
Unaffiliated dividend income*	$10,371	$115,906	$21,852,987	$160,179
Income distributions from affiliated funds	20	517	134,640	368
Affiliated securities lending income	—	—	249	4
Total investment income	10,391	116,423	21,987,876	160,551

Expenses
Investment advisory fees	478	23,581	1,681,069	11,006
Other expenses	—	58	58	58
Total expenses	478	23,639	1,681,127	11,064
Less fees waived (see note 3):
Waiver	(1)	(14)	(3,431)	(9)
Net expenses	477	23,625	1,677,696	11,055
Net investment income (loss)	9,914	92,798	20,310,180	149,496

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,274	(423,357)	(35,062,597)	(220,064)
In-kind redemptions	—	2,572,109	125,571,986	815,406
Futures contracts	—	(1)	55,274	(367)
Net realized gain (loss)	1,274	2,148,751	90,564,663	594,975
Net change in unrealized appreciation (depreciation) on:
Investments	32,323	272,955	120,413,085	(80,028)
Futures contracts	(110)	953	147,940	—
Net change in unrealized appreciation (depreciation)	32,213	273,908	120,561,025	(80,028)
Net realized and unrealized gain (loss) on investments and futures	33,487	2,422,659	211,125,688	514,947
Net Increase (Decrease) in Net Assets Resulting from Operations	$43,401	$2,515,457	$231,435,868	$664,443

* Unaffiliated foreign tax withheld	$—	$—	$3,493	$60

(1)	For the period July 24, 2025 (commencement of operations) through August 31, 2025.

See Notes to Financial Statements.

32 | DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended August 31, 2025

	Xtrackers S&P Dividend Aristocrats Screened ETF	Xtrackers S&P MidCap 400 Scored & Screened ETF

Investment Income
Unaffiliated dividend income*	$169,736	$101,106
Affiliated dividend income	230	—
Income distributions from affiliated funds	303	2,448
Affiliated securities lending income	—	37
Total investment income	170,269	103,591

Expenses
Investment advisory fees	8,322	9,696
Other expenses	58	58
Total expenses	8,380	9,754

Less fees waived (see note 3):
Waiver	(23)	(61)
Net expenses	8,357	9,693
Net investment income (loss)	161,912	93,898

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(206,804)	(327,618)
Investments in affiliates	442	—
In-kind redemptions	274,648	584,484
Futures contracts	339	(1,979)
Foreign currency transactions	—	(6)
Net realized gain (loss)	68,625	254,881
Net change in unrealized appreciation (depreciation) on:

Investments	(138,197)	(213,222)
Investments in affiliates	1,004	—
Futures contracts	300	2,503
Net change in unrealized appreciation (depreciation)	(136,893)	(210,719)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(68,268)	44,162
Net Increase (Decrease) in Net Assets Resulting from Operations	$93,644	$138,060

* Unaffiliated foreign tax withheld	$—	$54

See Notes to Financial Statements.

DBX ETF Trust | 33

Statements of Changes in Net Assets

	Xtrackers S&P 500 Diversified Sector Weight ETF	Xtrackers S&P 500 Growth Scored & Screened ETF
	For the Period July 24, 2025(1) to August 31, 2025	Year Ended August 31, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$9,914	$92,798	$63,277
Net realized gain (loss)	1,274	2,148,751	719,864
Net change in net unrealized appreciation (depreciation)	32,213	273,908	1,494,326
Net increase (decrease) in net assets resulting from operations	43,401	2,515,457	2,277,467
Distributions to Shareholders	—	(87,756)	(62,788)
Fund Shares Transactions
Proceeds from shares sold	6,009,605	8,838,095	7,653,913
Value of shares redeemed	—	(6,589,051)	(3,618,529)
Net increase (decrease) in net assets resulting from fund share transactions	6,009,605	2,249,044	4,035,384
Total net increase (decrease) in Net Assets	6,053,006	4,676,745	6,250,063
Net Assets
Beginning of period	25	12,817,192	6,567,129
End of period	$6,053,031	$17,493,937	$12,817,192

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	300,001	200,001
Shares sold	240,000	200,000	200,000
Shares redeemed	—	(150,000)	(100,000)
Shares outstanding, end of period	240,001	350,001	300,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

34 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P 500 Scored & Screened ETF		Xtrackers S&P 500 Value Scored & Screened ETF
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$20,310,180	$14,202,455	$149,496	$119,508
Net realized gain (loss)	90,564,663	39,561,461	594,975	545,903
Net change in net unrealized appreciation (depreciation)	120,561,025	198,939,784	(80,028)	514,753
Net increase (decrease) in net assets resulting from operations	231,435,868	252,703,700	664,443	1,180,164
Distributions to Shareholders	(19,342,028)	(13,345,373)	(151,763)	(112,622)
Fund Shares Transactions
Proceeds from shares sold	839,257,119	520,593,214	3,534,211	2,852,603
Value of shares redeemed	(402,603,158)	(231,988,742)	(3,235,678)	(2,846,044)
Net increase (decrease) in net assets resulting from fund share transactions	436,653,961	288,604,472	298,533	6,559
Total net increase (decrease) in Net Assets	648,747,801	527,962,799	811,213	1,074,101
Net Assets
Beginning of year	1,413,116,481	885,153,682	6,391,660	5,317,559
End of year	$2,061,864,282	$1,413,116,481	$7,202,873	$6,391,660

Changes in Shares Outstanding
Shares outstanding, beginning of year	27,300,001	21,400,001	200,001	200,001
Shares sold	16,000,000	11,000,000	110,000	100,000
Shares redeemed	(7,800,000)	(5,100,000)	(100,000)	(100,000)
Shares outstanding, end of year	35,500,001	27,300,001	210,001	200,001

See Notes to Financial Statements.

DBX ETF Trust | 35

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P Dividend Aristocrats Screened ETF		Xtrackers S&P MidCap 400 Scored & Screened ETF
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$161,912	$138,708	$93,898	$124,486
Net realized gain (loss)	68,625	(16,614)	254,881	1,553,881
Net change in net unrealized appreciation (depreciation)	(136,893)	560,820	(210,719)	(277,304)
Net increase (decrease) in net assets resulting from operations	93,644	682,914	138,060	1,401,063

Distributions to Shareholders	(153,336)	(135,267)	(99,707)	(136,516)
Fund Shares Transactions
Proceeds from shares sold	1,817,677	1,270,790	2,197,471	2,870,020
Value of shares redeemed	(1,059,557)	(1,259,701)	(3,506,794)	(9,974,426)
Net increase (decrease) in net assets resulting from fund share transactions	758,120	11,089	(1,309,323)	(7,104,406)
Total net increase (decrease) in Net Assets	698,428	558,736	(1,270,970)	(5,839,859)
Net Assets
Beginning of year	5,569,686	5,010,950	6,113,066	11,952,925
End of year	$6,268,114	$5,569,686	$4,842,096	$6,113,066

Changes in Shares Outstanding
Shares outstanding, beginning of year	200,001	200,001	200,001	450,001
Shares sold	70,000	50,000	70,000	100,000
Shares redeemed	(40,000)	(50,000)	(120,000)	(350,000)
Shares outstanding, end of year	230,001	200,001	150,001	200,001

See Notes to Financial Statements.

36 | DBX ETF Trust

Financial Highlights

Xtrackers S&P 500 Diversified Sector Weight ETF

	Period Ended 8/31/2025(a)

Selected Per Share Data
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.05
Net realized and unrealized gain (loss)	0.17
Total from investment operations	0.22
Net Asset Value, end of period	$25.22
Total Return (%)(c)	0.88	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6
Ratio of expenses before fee waiver (%)	0.09	*
Ratio of expenses after fee waiver (%)	0.09	*
Ratio of net investment income (loss) (%)	1.87	*
Portfolio turnover rate (%)(d)	1	**

(a)	For the period July 24, 2025 (commencement of operations) through August 31, 2025.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 37

Financial Highlights (Continued)

Xtrackers S&P 500 Growth Scored & Screened ETF

	Years Ended August 31,		Period Ended
	2025	2024	8/31/2023(a)

Selected Per Share Data
Net Asset Value, beginning of period	$42.72	$32.84	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.27	0.28	0.26
Net realized and unrealized gain (loss)	7.24	9.90	7.77
Total from investment operations	7.51	10.18	8.03
Less distributions from:
Net investment income	(0.25)	(0.30)	(0.19)
Total from distributions	(0.25)	(0.30)	(0.19)
Net Asset Value, end of period	$49.98	$42.72	$32.84
Total Return (%)(c)	17.65	31.22	32.23	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	17	13	7
Ratio of expenses before fee waiver (%)	0.15	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	0.15	0.15	*
Ratio of net investment income (loss) (%)	0.59	0.75	1.11	*
Portfolio turnover rate (%)(d)	50	54	57	**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

38 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P 500 Scored & Screened ETF

		Years Ended August 31,
	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$51.76	$41.36	$35.61	$39.93	$31.08
Income (loss) from investment operations:
Net investment income (loss)(a)	0.64	0.61	0.60	0.53	0.49
Net realized and unrealized gain (loss)	6.31	10.38	5.72	(4.32)	8.79
Total from investment operations	6.95	10.99	6.32	(3.79)	9.28
Less distributions from:
Net investment income	(0.63)	(0.59)	(0.57)	(0.53)	(0.43)
Total from distributions	(0.63)	(0.59)	(0.57)	(0.53)	(0.43)
Net Asset Value, end of year	$58.08	$51.76	$41.36	$35.61	$39.93
Total Return (%)(b)	13.56	26.79	17.99	(9.59)	30.16

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	2,062	1,413	885	748	745
Ratio of expenses before fee waiver (%)	0.10	0.11	0.11	0.11	0.11
Ratio of expenses after fee waiver (%)	0.10	0.10	0.10	0.10	0.10
Ratio of net investment income (loss) (%)	1.21	1.34	1.63	1.37	1.41
Portfolio turnover rate (%)(c)	11	11	9	6	13

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 39

Financial Highlights (Continued)

Xtrackers S&P 500 Value Scored & Screened ETF

	Years Ended August 31,		Period Ended
	2025	2024	8/31/2023(a)

Selected Per Share Data
Net Asset Value, beginning of period	$31.96	$26.59	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.66	0.60	0.47
Net realized and unrealized gain (loss)	2.37	5.30	1.48
Total from investment operations	3.03	5.90	1.95
Less distributions from:
Net investment income	(0.69)	(0.53)	(0.36)
Total from distributions	(0.69)	(0.53)	(0.36)
Net Asset Value, end of period	$34.30	$31.96	$26.59
Total Return (%)(c)	9.69	22.45	7.91**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7	6	5
Ratio of expenses before fee waiver (%)	0.15	0.15	0.15*
Ratio of expenses after fee waiver (%)	0.15	0.15	0.15*
Ratio of net investment income (loss) (%)	2.04	2.08	2.23*
Portfolio turnover rate (%)(d)	50	42	66**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

40 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P Dividend Aristocrats Screened ETF

	Years Ended August 31,		Period Ended
	2025	2024	8/31/2023(a)

Selected Per Share Data
Net Asset Value, beginning of period	$27.85	$25.05	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.78	0.69	0.56
Net realized and unrealized gain (loss)	(0.63)	2.79	(0.07)
Total from investment operations	0.15	3.48	0.49
Less distributions from:
Net investment income	(0.75)	(0.68)	(0.44)
Total from distributions	(0.75)	(0.68)	(0.44)
Net Asset Value, end of period	$27.25	$27.85	$25.05
Total Return (%)(c)	0.67	14.15	1.99**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6	6	5
Ratio of expenses before fee waiver (%)	0.15	0.15	0.15*
Ratio of expenses after fee waiver (%)	0.15	0.15	0.15*
Ratio of net investment income (loss) (%)	2.92	2.74	2.74*
Portfolio turnover rate (%)(d)	31	36	29**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 41

Financial Highlights (Continued)

Xtrackers S&P MidCap 400 Scored & Screened ETF

	Years Ended August 31,				Period Ended
	2025	2024	2023	2022	8/31/2021(a)

Selected Per Share Data
Net Asset Value, beginning of period	$30.57	$26.56	$24.46	$27.39	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.44	0.38	0.37	0.32	0.14
Net realized and unrealized gain (loss)	1.73	4.02	2.09	(2.94)	2.33
Total from investment operations	2.17	4.40	2.46	(2.62)	2.47
Less distributions from:
Net investment income	(0.46)	(0.39)	(0.36)	(0.31)	(0.08)
Total from distributions	(0.46)	(0.39)	(0.36)	(0.31)	(0.08)
Net Asset Value, end of period	$32.28	$30.57	$26.56	$24.46	$27.39
Total Return (%)(c)	7.25	16.70	10.18	(9.64)	9.92**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5	6	12	11	11
Ratio of expenses before fee waiver (%)	0.15	0.15	0.15	0.15	0.15*
Ratio of expenses after fee waiver (%)	0.15	0.15	0.15	0.15	0.15*
Ratio of net investment income (loss) (%)	1.45	1.38	1.45	1.24	1.00*
Portfolio turnover rate (%)(d)	28	35	39	41	27**

(a)	For the period February 24, 2021 (commencement of operations) through August 31, 2021.

(b)	Based on average shares outstanding during the period.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

*	Annualized.

**	Not Annualized.

See Notes to Financial Statements.

42 | DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2025, the Trust consists of forty one investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers S&P 500 Diversified Sector Weight ETF

Xtrackers S&P 500 Growth Scored & Screened ETF

Xtrackers S&P 500 Scored & Screened ETF

Xtrackers S&P 500 Value Scored & Screened ETF

Xtrackers S&P Dividend Aristocrats Screened ETF

Xtrackers S&P MidCap 400 Scored & Screened ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers S&P 500 Diversified Sector Weight ETF offer shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Xtrackers S&P 500 Scored & Screened ETF, Xtrackers S&P MidCap 400 Scored & Screened ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Value Scored & Screened ETF and Xtrackers S&P Dividend Aristocrats Screened ETF offers shares that are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 10,000 shares except for Xtrackers S&P 500 Scored & Screened ETF which lots consist of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers S&P 500 Diversified Sector Weight ETF	S&P 500 Diversified Sector Weight Index
Xtrackers S&P 500 Growth Scored & Screened ETF (formerly Xtrackers S&P 500 Growth ESG ETF)*	S&P 500 Growth Scored & Screened Index (formerly S&P 500 Growth ESG Index)*
Xtrackers S&P 500 Scored & Screened ETF (formerly Xtrackers S&P 500 ESG ETF)*	S&P 500 Scored & Screened Index (formerly S&P 500 ESG Index)*
Xtrackers S&P 500 Value Scored & Screened ETF (formerly Xtrackers S&P 500 Value ESG ETF)*	S&P 500 Value Scored & Screened Index (formerly S&P 500 Value ESG Index)*
Xtrackers S&P Dividend Aristocrats Screened ETF (formerly Xtrackers S&P ESG Dividend Aristocrats ETF)*	S&P High Yield Dividend Aristocrats Screened Index (formerly S&P ESG High Yield Dividend Aristocrats Index)*
Xtrackers S&P MidCap 400 Scored & Screened ETF (formerly Xtrackers S&P MidCap 400 ESG ETF)*	S&P MidCap 400 Scored & Screened Index (formerly S&P MidCap 400 ESG Index)*

* Effective February 10, 2025, S&P Dow Jones Indices LLC (the Index Provider) changed the name of the Fund’s Underlying Index. At such time, the Fund also changed its name. There was no change to the index methodology of the Fund’s Underlying Index and no changes in the investment policies of the Fund. The Fund will continue to seek investment results that correspond generally to the performance, before fees and expenses, of its Underlying Index. The Fund’s Ticker symbol remains the same.

S&P 500 Diversified Sector Weight Index is a market capitalization weighted index designed to measure the performance of the constituent securities of the S&P 500 Index reweighted to mitigate concentration risk and address sector imbalances. The S&P 500 Diversified Sector Weight Index’s reweighting approach is intended to provide a return more representative of all the business opportunities inherent to the S&P 500, rather than a return tied principally to the business opportunities represented by the S&P 500’s largest constituent companies. Under normal circumstances, the Underlying Index rebalanced

DBX ETF Trust | 43

quarterly in March, June, September, and December. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P 500 Growth Scored & Screened Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (ESG) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Growth Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. In addition, the Underlying Index reweights quarterly after the close of business on the last working day of July, October and January. The Fund rebalances/reweights its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance/ reweighting schedule will result in corresponding changes to the Fund’s rebalance/reweighting schedule.

S&P 500 Scored & Screened Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P 500 Value Scored & Screened Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (ESG) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Value Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. In addition, the Underlying Index reweights quarterly after the close of business on the last working day of July, October and January. The Fund rebalances/reweights its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance/reweighting schedule will result in corresponding changes to the Fund’s rebalance/reweighting schedule.

S&P High Yield Dividend Aristocrats Screened Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats Index measures the performance of companies within the S&P Composite 1500 Index that have followed a policy of consistently increasing dividends every year for at least 20 years. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of January. Constituent weights are updated quarterly after the close of the last business day in April, July and October. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P MidCap 400 Scored & Screened Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers S&P 500 Diversified Sector Weight ETF and Xtrackers S&P MidCap 400 Scored & Screened ETF are diversified series of the Trust. Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF, Xtrackers S&P 500 Value Scored & Screened ETF and Xtrackers S&P Dividend Aristocrats Screened ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of their assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

44 | DBX ETF Trust

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance

DBX ETF Trust | 45

with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended August 31, 2025 (or since the Fund’s inception if the Fund commenced operations less than four years prior to August 31, 2025), remains subject to examination by taxing authorities.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2025, the Funds did not incur any interest or penalties. As of August 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Undistributed Long-Term Capital Gains	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers S&P 500 Diversified Sector Weight ETF	$10,998	$80	$–	$32,323	$43,401
Xtrackers S&P 500 Growth Scored & Screened ETF	19,714	–	(471,045)	2,764,751	2,313,420
Xtrackers S&P 500 Scored & Screened ETF	4,416,731	–	(31,712,873)	339,974,018	312,677,876
Xtrackers S&P 500 Value Scored & Screened ETF	25,451	–	(130,020)	619,916	515,347
Xtrackers S&P Dividend Aristocrats Screened ETF	36,867	–	(447,320)	319,996	(90,457)
Xtrackers S&P MidCap 400 Scored & Screened ETF	16,427	–	(721,798)	254,471	(450,900)

46 | DBX ETF Trust

The tax character of dividends and distributions declared for the years ended August 31, 2025 and August 31, 2024 were as follows:

Year Ended August 31, 2025

Ordinary Income*
Xtrackers S&P 500 Growth Scored & Screened ETF	87,756
Xtrackers S&P 500 Scored & Screened ETF	19,342,028
Xtrackers S&P 500 Value Scored & Screened ETF	151,763
Xtrackers S&P Dividend Aristocrats Screened ETF	153,336
Xtrackers S&P MidCap 400 Scored & Screened ETF	99,707

Period Ended August 31, 2024

Ordinary Income*
Xtrackers S&P 500 Growth Scored & Screened ETF	62,788
Xtrackers S&P 500 Scored & Screened ETF	13,345,373
Xtrackers S&P 500 Value Scored & Screened ETF	112,622
Xtrackers S&P Dividend Aristocrats Screened ETF	135,267
Xtrackers S&P MidCap 400 Scored & Screened ETF	136,516

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers S&P 500 Growth Scored & Screened ETF	$414,796	$56,249	$471,045
Xtrackers S&P 500 Scored & Screened ETF	9,380,641	22,332,232	31,712,873
Xtrackers S&P 500 Value Scored & Screened ETF	116,887	13,133	130,020
Xtrackers S&P Dividend Aristocrats Screened ETF	133,903	313,417	447,320
Xtrackers S&P MidCap 400 Scored & Screened ETF	206,035	515,763	721,798

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended August 31, 2025, the Funds had no post-October capital losses.

For the fiscal year ended August 31, 2025, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers S&P 500 Growth Scored & Screened ETF	$(2,545,457)	$2,545,457
Xtrackers S&P 500 Scored & Screened ETF	(117,691,563)	117,691,563
Xtrackers S&P 500 Value Scored & Screened ETF	(778,059)	778,059
Xtrackers S&P Dividend Aristocrats Screened ETF	(269,632)	269,632
Xtrackers S&P MidCap 400 Scored & Screened ETF	(504,436)	504,436

DBX ETF Trust | 47

As of August 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers S&P 500 Diversified Sector Weight ETF	$6,013,501	$32,323	$157,575	$(125,252)
Xtrackers S&P 500 Growth Scored & Screened ETF	14,702,768	2,764,751	3,062,640	(297,889)
Xtrackers S&P 500 Scored & Screened ETF	1,720,001,291	339,974,018	431,561,191	(91,587,173)
Xtrackers S&P 500 Value Scored & Screened ETF	6,573,188	619,916	1,070,085	(450,169)
Xtrackers S&P Dividend Aristocrats Screened ETF	5,934,200	319,696	693,996	(374,300)
Xtrackers S&P MidCap 400 Scored & Screened ETF	4,583,956	254,471	665,619	(411,148)

Securities Lending. National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers S&P MidCap 400 Scored & Screened ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Deutsche Bank AG serves as securities lending agent for S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF, Xtrackers Xtrackers S&P 500 Value Scored & Screened ETF and Xtrackers S&P Dividend Aristocrats Screened ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2025, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of August 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2025, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2025
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers S&P 500 Scored & Screened ETF
Common Stocks	$504,326	$—	$—	$—	$504,326
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$504,326
Xtrackers S&P MidCap 400 Scored & Screened ETF
Common Stocks	$37,049	$—	$—	$—	$37,049
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$19,000
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions					$18,049

As of August 31, 2025, Xtrackers S&P 500 Diversified Sector Weight ETF, Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Value Scored & Screened ETF and Xtrackers S&P Dividend Aristocrats Screened ETF had no securities on loan.

Derivatives

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2025, Xtrackers

48 | DBX ETF Trust

S&P 500 Diversified Sector Weight ETF, Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF, Xtrackers S&P Dividend Aristocrats Screened ETF and Xtrackers S&P MidCap 400 Scored & Screened ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2025 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Xtrackers S&P 500 Diversified Sector Weight ETF
Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$110
	Total	$—	Total	$110

Xtrackers S&P 500 Growth Scored & Screened ETF
Equity contracts	Unrealized appreciation on futures contracts*	$953	Unrealized depreciation on futures contracts*	$—
	Total	$953	Total	$—

Xtrackers S&P 500 Scored & Screened ETF
Equity contracts	Unrealized appreciation on futures contracts*	$237,520	Unrealized depreciation on futures contracts*	$—
	Total	$237,520	Total	$—

Xtrackers S&P Dividend Aristocrats Screened ETF
Equity contracts	Unrealized appreciation on futures contracts*	$300	Unrealized depreciation on futures contracts*	$—
	Total	$300	Total	$—

Xtrackers S&P MidCap 400 Scored & Screened ETF
Equity contracts	Unrealized appreciation on futures contracts*	$3,884	Unrealized depreciation on futures contracts*	$—
	Total	$3,884	Total	$—

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended August 31, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts — Equity Contracts
Xtrackers S&P 500 Growth Scored & Screened ETF	$(1)
Xtrackers S&P 500 Scored & Screened ETF	55,274
Xtrackers S&P 500 Value Scored & Screened ETF	(367)
Xtrackers S&P Dividend Aristocrats Screened ETF	339
Xtrackers S&P MidCap 400 Scored & Screened ETF	(1,979)

DBX ETF Trust | 49

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts — Equity Contracts
Xtrackers S&P 500 Diversified Sector Weight ETF	$(110)
Xtrackers S&P 500 Growth Scored & Screened ETF	953
Xtrackers S&P 500 Scored & Screened ETF	147,940
Xtrackers S&P Dividend Aristocrats Screened ETF	300
Xtrackers S&P MidCap 400 Scored & Screened ETF	2,503

For the year ended August 31, 2025 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers S&P 500 Diversified Sector Weight ETF	$16,182
Xtrackers S&P 500 Growth Scored & Screened ETF	7,431
Xtrackers S&P 500 Scored & Screened ETF	3,487,971
Xtrackers S&P 500 Value Scored & Screened ETF	4,323
Xtrackers S&P Dividend Aristocrats Screened ETF	4,765
Xtrackers S&P MidCap 400 Scored & Screened ETF	57,632

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers S&P 500 Diversified Sector Weight ETF	0.09%
Xtrackers S&P 500 Growth Scored & Screened ETF	0.15%
Xtrackers S&P 500 Scored & Screened ETF	0.10%
Xtrackers S&P 500 Value Scored & Screened ETF	0.15%
Xtrackers S&P Dividend Aristocrats Screened ETF	0.15%
Xtrackers S&P MidCap 400 Scored & Screened ETF	0.15%

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to0.01 the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2025, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers S&P 500 Diversified Sector Weight ETF	$1
Xtrackers S&P 500 Growth Scored & Screened ETF	14
Xtrackers S&P 500 Scored & Screened ETF	3,431
Xtrackers S&P 500 Value Scored & Screened ETF	9
Xtrackers S&P Dividend Aristocrats Screened ETF	23
Xtrackers S&P MidCap 400 Scored & Screened ETF	61

50 | DBX ETF Trust

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the fund listed below. For the period ended August 31, 2025, the Fund incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers S&P 500 Scored & Screened ETF	$19

4. Investment Portfolio Transactions

For the year ended August 31, 2025, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers S&P 500 Diversified Sector Weight ETF	$5,007,029	$32,577
Xtrackers S&P 500 Growth Scored & Screened ETF	7,889,835	7,901,745
Xtrackers S&P 500 Scored & Screened ETF	190,356,030	194,155,691
Xtrackers S&P 500 Value Scored & Screened ETF	3,745,353	3,834,856
Xtrackers S&P Dividend Aristocrats Screened ETF	1,770,493	1,794,158
Xtrackers S&P MidCap 400 Scored & Screened ETF	1,757,771	1,817,959

For the year ended August 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers S&P 500 Diversified Sector Weight ETF	$1,009,595	$—
Xtrackers S&P 500 Growth Scored & Screened ETF	8,838,315	6,630,091
Xtrackers S&P 500 Scored & Screened ETF	838,796,944	401,450,107
Xtrackers S&P 500 Value Scored & Screened ETF	3,534,232	3,145,009
Xtrackers S&P Dividend Aristocrats Screened ETF	1,817,589	1,048,087
Xtrackers S&P MidCap 400 Scored & Screened ETF	2,197,492	3,478,486

5. Fund Share Transactions

As of August 31, 2025, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

DBX ETF Trust | 51

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31, 2025, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers S&P 500 Diversified Sector Weight ETF	79%
Xtrackers S&P 500 Growth Scored & Screened ETF	39%
Xtrackers S&P 500 Value Scored & Screened ETF	79%
Xtrackers S&P Dividend Aristocrats Screened ETF	41%

7. Fund name and strategy change

In order to implement a new investment strategy for Xtrackers S&P 500 Value Scored & Screened ETF (the “Fund”), the Fund’s Board of Trustees has approved changes to the Fund proposed by the Advisor, including: (i) a new fund name and ticker symbol; (ii) a new investment objective; and (iii) a new underlying index, the S&P 100 Ex-Top 20 Select Index. The Changes to the Fund will become effective on or about December 19, 2025 (the “Effective Date”).

On the Effective Date, the Fund’s name will change to Xtrackers S&P 100 Ex Top 20 ETF, and the Fund’s ticker symbol will change from SNPV to XOEX. At that time, the Fund will change its current investment objective of seeking investments results that correspond generally to the performance, before fees and expenses, of the S&P 500 Value Scored & Screened Index, to seeking investment results that correspond generally to the performance, before fees and expenses, of the S&P 100 Ex-Top 20 Select Index.

The Fund’s current portfolio management team will continue to manage the Fund’s assets after the Effective Date. The Fund’s current unitary advisory fee rate of 0.15% of the Fund’s average daily net assets will not change.

52 | DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers S&P 500 Diversified Sector Weight ETF, Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF, Xtrackers S&P 500 Value Scored & Screened ETF, Xtrackers S&P Dividend Aristocrats Screened ETF, and Xtrackers S&P MidCap 400 Scored & Screened ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers S&P 500 Diversified Sector Weight ETF, Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF, Xtrackers S&P 500 Value Scored & Screened ETF, Xtrackers S&P Dividend Aristocrats Screened ETF, and Xtrackers S&P MidCap 400 Scored & Screened ETF (collectively referred to as the “Funds”), (six of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting DBX ETF Trust) at August 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights

Xtrackers S&P 500 Scored & Screened ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the five years in the period ended August 31, 2025

Xtrackers S&P MidCap 400 Scored & Screened ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the four years in the period ended August 31, 2025 and the period from February 24, 2021 (commencement of operations) through August 31, 2021

Xtrackers S&P Dividend Aristocrats Screened ETF Xtrackers S&P 500 Growth Scored & Screened ETF Xtrackers S&P 500 Value Scored & Screened ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the two years ended August 31, 2025 and the period from November 9, 2022 (commencement of operations) through August 31, 2023

Xtrackers S&P 500 Diversified Sector Weight ETF	For the period from July 24, 2025 (commencement of operations) through August 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s

DBX ETF Trust | 53

Report of Independent Registered Public Accounting Firm (Continued)

internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 23, 2025

54 | DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF, Xtrackers S&P 500 Value Scored & Screened ETF, Xtrackers S&P Dividend Aristocrats Screened ETF and Xtrackers S&P MidCap 400 Scored & Screened ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 13-14, 2025 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF, Xtrackers S&P 500 Value Scored & Screened ETF, Xtrackers S&P Dividend Aristocrats Screened ETF and Xtrackers S&P MidCap 400 Scored & Screened ETF (each a “Fund,” and collectively, the “Funds”) for another annual period ending on May 31, 2026. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the Investment Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) for Funds with two years of performance history as of December 31, 2024, each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on May 13, 2025 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

DBX ETF Trust | 55

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

(Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge, as applicable. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board noted that the advisory fees and total expenses (after waivers/reimbursements, as applicable) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group. The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ operating expenses (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

56 | DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

(Continued)

Economies of Scale. The Board considered that Xtrackers S&P 500 Scored & Screened ETF had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Xtrackers S&P 500 Diversified Sector Weight ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 14, 2025, the Trustees, all of whom are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement between DBX Advisors LLC (“DBX” or the “Adviser”) and the Trust, with respect to Xtrackers S&P 500 Diversified Sector Weight ETF (the “Fund”). The Independent Trustees were advised throughout the review and meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and the Fund’s shareholders; (2) the financial resources of the Adviser and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the Fund’s advisory fee; (4) the total cost of the services to be provided by and the anticipated profits to be realized by the Adviser from its relationship with the Fund; (5) the extent to which economies of scale would be realized, and if the Fund’s shareholders would benefit from those economies; and (6) fall-out benefits, if any, that may be enjoyed by the Adviser.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and the Fund’s shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly, the Adviser will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the Fund’s advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the

DBX ETF Trust | 57

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

(Continued)

expertise of the Adviser in supervising third party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Adviser’s extensive work with these service providers (including due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Adviser, which supports the compliance program of the Adviser’s currently managed funds (which would also cover the Fund).

Advisor’s Financial Resources. In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared the Fund’s advisory fee to those of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is below the average and median fee of the ETFs in the Fund’s peer group. The Board accordingly noted that the Fund’s fee is competitive with the fees of its peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer group was appropriate. The Board considered that the proposed fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s operating expenses (subject to certain specified exceptions). The Board also considered that the Fund’s portfolio will be managed on a day-to-day basis by the Adviser and that the Adviser will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability. The Board considered the anticipated expenses of the Adviser in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the profitability of the Fund to the Adviser at this time. The Board considered whether the Adviser would benefit in other ways from its relationship with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund. The Board also considered the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale.

Economies of Scale. The Board noted that the Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale beyond those already reflected in the Fund’s advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisers can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

58 | DBX ETF Trust

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2025.

	Qualified Dividend Income*	Dividends Received Reduction*
Xtrackers S&P 500 Growth Scored & Screened ETF	100%	100%
Xtrackers S&P 500 Scored & Screened ETF	100%	100%
Xtrackers S&P 500 Value Scored & Screened ETF	100%	100%
Xtrackers S&P Dividend Aristocrats Screened ETF	100%	100%
Xtrackers S&P MidCap 400 Scored & Screened ETF	100%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

DBX ETF Trust | 59

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August 31, 2025

Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell US Multifactor ETF (DEUS)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF

August 31, 2025

	Number of Shares	Value $

COMMON STOCKS — 98.5%

Australia — 8.8%
AGL Energy Ltd.	25,314	136,355
ALS Ltd.	3,523	42,865
AMP Ltd.	5,747	6,432
Ampol Ltd.	557	10,718
Ansell Ltd.	1,330	29,544
ANZ Group Holdings Ltd.	1,431	31,535
APA Group (a)	5,684	32,775
Aristocrat Leisure Ltd.	2,964	141,053
ASX Ltd.	910	37,249
Atlas Arteria Ltd. (a)	6,306	21,998
Aurizon Holdings Ltd.	23,450	49,728
Bank of Queensland Ltd.	2,518	11,981
Bendigo & Adelaide Bank Ltd.	714	6,234
BHP Group Ltd.	1,160	32,791
BlueScope Steel Ltd.	9,368	140,715
Brambles Ltd.	18,780	318,965
CAR Group Ltd.	1,492	39,490
Cleanaway Waste Management Ltd.	21,640	39,374
Cochlear Ltd.	128	25,263
Coles Group Ltd.	17,492	273,391
Commonwealth Bank of Australia	65	7,245
Computershare Ltd.	7,721	192,888
CSL Ltd.	137	19,089
Deterra Royalties Ltd.	4,031	11,054
Downer EDI Ltd.	17,398	82,328
Dyno Nobel Ltd.	6,151	12,279
EBOS Group Ltd.	3,198	61,534
Endeavour Group Ltd.	16,237	40,596
Evolution Mining Ltd.	5,039	28,561
Fortescue Ltd.	1,687	21,310
Goodman Group REIT	195	4,384
GPT Group REIT	316	1,154
Harvey Norman Holdings Ltd.	8,182	36,897
Insurance Australia Group Ltd.	32,095	182,964
JB Hi-Fi Ltd.	2,757	211,500
Lendlease Corp. Ltd. (a)	540	1,962
Lottery Corp. Ltd.	20,306	78,147
Macquarie Group Ltd.	132	19,453
Magellan Financial Group Ltd.	415	2,776
Medibank Pvt Ltd.	52,321	174,645
Metcash Ltd.	8,217	22,588
National Australia Bank Ltd.	240	6,721
Netwealth Group Ltd.	326	7,355
New Hope Corp. Ltd.	2,839	8,232
Northern Star Resources Ltd.	3,145	38,883
Orica Ltd.	2,315	33,303
Origin Energy Ltd.	13,311	112,560
Pro Medicus Ltd.	69	13,494

	Number of Shares	Value $

Qantas Airways Ltd.	18,021	138,588
QBE Insurance Group Ltd.	14,771	209,304
Qube Holdings Ltd.	31,844	87,536
Ramsay Health Care Ltd.	422	9,363
REA Group Ltd.	188	30,888
Reece Ltd.	374	2,732
Region Group REIT	1,397	2,231
Rio Tinto Ltd.	2,629	198,687
Santos Ltd.	10,303	54,081
Scentre Group REIT	32,215	86,026
SEEK Ltd.	653	11,864
SGH Ltd.	1,433	47,373
Sims Ltd.	600	5,588
Sonic Healthcare Ltd.	3,096	48,733
South32 Ltd.	16,182	28,808
Steadfast Group Ltd.	11,237	44,716
Stockland REIT	6,708	27,220
Suncorp Group Ltd.	6,016	83,789
Technology One Ltd.	3,465	90,646
Telstra Group Ltd.	17,498	56,002
TPG Telecom Ltd.	2,669	9,241
Transurban Group (a)	5,397	51,572
Treasury Wine Estates Ltd.	876	4,489
Vicinity Ltd. REIT	31,982	54,214
Washington H Soul Pattinson & Co. Ltd.	1,865	53,415
Wesfarmers Ltd.	1,852	111,286
Westpac Banking Corp.	620	15,668
Woodside Energy Group Ltd.	1,828	31,598
Woolworths Group Ltd.	5,942	112,004
Worley Ltd.	1,672	16,076

(Cost $3,683,671)		4,586,096

Austria — 0.4%
ANDRITZ AG	837	58,929
Erste Group Bank AG	321	30,547
OMV AG	664	36,576
Raiffeisen Bank International AG	140	4,651
Telekom Austria AG	3,690	40,427
Verbund AG	517	36,884

(Cost $162,435)		208,014

Belgium — 1.1%
Ackermans & van Haaren NV	512	132,804
Ageas SA/NV	818	57,640
Anheuser-Busch InBev SA/NV	145	9,087
D’ieteren Group	191	41,382
Groupe Bruxelles Lambert NV	2,091	183,808
KBC Group NV	114	13,444
Lotus Bakeries NV	3	29,391
Syensqo SA	95	8,393
UCB SA	295	69,008

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Warehouses De Pauw CVA REIT	1,156	29,660

(Cost $ 462,240)		574,617

Bermuda — 0.1%
Hiscox Ltd.

(Cost $ 34,594)	2,279	40,181

Canada — 4.3%
Agnico Eagle Mines Ltd.	359	51,776
Alimentation Couche-Tard, Inc.	316	16,021
Bank of Montreal	12	1,453
Bank of Nova Scotia	328	20,491
Barrick Mining Corp.	2,804	74,810
BCE, Inc.	427	10,658
Brookfield Corp.	24	1,578
Canadian Imperial Bank of Commerce	263	20,322
Canadian National Railway Co.	280	27,114
Canadian Natural Resources Ltd.	390	12,354
Canadian Pacific Kansas City Ltd.	270	20,572
CGI, Inc.	648	62,943
Constellation Software, Inc.	10	33,143
Dollarama, Inc.	1,301	177,447
Enbridge, Inc.	339	16,407
Fairfax Financial Holdings Ltd.	209	359,913
Fortis, Inc.	2,748	136,804
Franco-Nevada Corp.	268	50,524
George Weston Ltd.	1,936	124,709
Great-West Lifeco, Inc.	165	6,538
Hydro One Ltd., 144A	1,790	65,201
Imperial Oil Ltd.	277	25,143
Intact Financial Corp.	557	111,578
Loblaw Cos. Ltd.	1,923	78,561
Magna International, Inc.	922	42,334
Manulife Financial Corp.	1,146	35,266
Metro, Inc.	3,081	220,907
National Bank of Canada	73	7,676
Nutrien Ltd.	179	10,319
Pembina Pipeline Corp.	396	14,961
Power Corp. of Canada	1,014	42,932
Restaurant Brands International, Inc.	396	25,085
Royal Bank of Canada	96	13,955
Sun Life Financial, Inc.	606	35,408
Suncor Energy, Inc.	1,670	69,053
TC Energy Corp.	1,136	59,177
TELUS Corp.	2,528	41,687
Thomson Reuters Corp.	88	15,634
Toronto-Dominion Bank	93	6,985
Tourmaline Oil Corp.	718	30,499
Waste Connections, Inc.	247	45,660

	Number of Shares	Value $
Wheaton Precious Metals Corp.	513	51,533

(Cost $1,691,847)		2,275,131

Chile — 0.0%
Antofagasta PLC

(Cost $4,132)	291	8,433

China — 0.1%
Lenovo Group Ltd.	18,086	25,705
Shenzhou International Group Holdings Ltd.	615	4,848

(Cost $18,165)		30,553

Denmark — 0.7%
A.P. Moller — Maersk A/S, Class A	12	24,650
A.P. Moller — Maersk A/S, Class B	14	28,835
Carlsberg AS, Class B	478	58,494
Coloplast A/S, Class B	130	12,492
Danske Bank A/S	134	5,512
Demant A/S *	106	4,056
DSV A/S	180	39,882
Genmab A/S *	108	26,893
H Lundbeck A/S	2,079	13,151
H Lundbeck A/S, Class A	558	2,918
Novonesis (Novozymes) B, Class B	78	4,961
Pandora A/S	307	42,411
ROCKWOOL A/S, Class B	854	32,273
Tryg A/S	2,091	55,019

(Cost $319,728)		351,547

Finland — 2.2%
Elisa OYJ	2,144	114,235
Fortum OYJ	3,123	54,064
Kesko OYJ, Class B	5,060	112,236
Kone OYJ, Class B	2,536	159,462
Metso Corp.	1,075	13,898
Nokia OYJ	22,597	97,309
Nordea Bank Abp	2,608	39,807
Orion OYJ, Class B	2,321	185,281
Sampo OYJ, Class A	7,055	80,977
Stora Enso OYJ, Class R	1,279	14,938
UPM-Kymmene OYJ	2,065	58,808
Valmet OYJ	2,354	81,751
Wartsila OYJ Abp	4,057	118,908

(Cost $1,016,518)		1,131,674

France — 3.9%
Accor SA	652	32,259
Aeroports de Paris SA	35	4,601
Air Liquide SA	119	24,546
Airbus SE	23	4,821
Alstom SA *	239	5,746
Amundi SA, 144A	398	29,419

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Arkema SA	299	21,209
AXA SA	382	17,791
Ayvens SA, 144A	554	6,138
BioMerieux	190	26,398
BNP Paribas SA	51	4,586
Bollore SE	663	3,871
Bouygues SA	1,912	82,000
Bureau Veritas SA	3,081	92,899
Capgemini SE	103	14,642
Carrefour SA	3,613	52,292
Cie de Saint-Gobain SA	690	74,465
Cie Generale des Etablissements Michelin SCA	3,994	144,597
Credit Agricole SA	408	7,464
Danone SA	1,021	85,066
Dassault Aviation SA	129	40,769
Dassault Systemes SE	275	8,562
Edenred SE	290	8,384
Eiffage SA	765	96,259
Engie SA	5,943	123,057
EssilorLuxottica SA	49	14,924
Eurazeo SE	1,385	90,622
FDJ UNITED	943	30,376
Gecina SA REIT	95	9,324
Getlink SE	1,333	25,198
Ipsen SA	277	37,610
Legrand SA	477	72,639
Orange SA	13,537	220,246
Pernod Ricard SA	59	6,713
Publicis Groupe SA	647	59,707
Renault SA	229	9,006
Rexel SA	1,114	36,093
Safran SA	63	21,009
Sanofi SA	305	30,163
Schneider Electric SE	92	22,619
SEB SA	72	5,242
Societe Generale SA	136	8,392
Sodexo SA	772	46,356
Teleperformance SE	618	47,684
Thales SA	179	47,184
TotalEnergies SE	381	23,859
Veolia Environnement SA	3,218	106,258
Vinci SA	429	58,199
Wendel SE	158	15,230

(Cost $1,841,900)		2,056,494

Germany — 3.7%
adidas AG	115	22,392
Allianz SE	35	14,797
BASF SE	1,193	63,341
Bayer AG	337	11,069
Bayerische Motoren Werke AG	229	23,979

	Number of Shares	Value $
Bechtle AG	190	8,633
Beiersdorf AG	196	22,538
Brenntag SE	897	55,521
Commerzbank AG	264	10,080
Continental AG	644	56,535
Covestro AG *	235	16,339
CTS Eventim AG & Co. KGaA	253	23,706
Daimler Truck Holding AG	401	18,855
Deutsche Bank AG (b)	275	9,666
Deutsche Boerse AG	38	11,191
Deutsche Lufthansa AG	2,137	19,901
Deutsche Post AG	1,703	77,502
Deutsche Telekom AG	1,268	46,337
DWS Group GmbH & Co. KGaA, 144A (b)	120	7,452
E.ON SE	5,799	103,479
Evonik Industries AG	1,911	36,885
Fielmann Group AG	188	11,421
Fraport AG Frankfurt Airport Services Worldwide *	89	7,620
Fresenius Medical Care AG	1,629	83,496
Fresenius SE & Co. KGaA	1,634	88,764
FUCHS SE	799	29,740
GEA Group AG	2,948	214,630
Hannover Rueck SE	98	28,540
Heidelberg Materials AG	901	213,034
Henkel AG & Co. KGaA	464	35,655
HOCHTIEF AG	237	59,976
Infineon Technologies AG	411	16,818
Knorr-Bremse AG	406	42,390
Mercedes-Benz Group AG	399	24,916
Merck KGaA	216	27,381
MTU Aero Engines AG	141	62,880
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	32	20,399
Nemetschek SE	127	17,541
Puma SE	246	6,188
Rational AG	13	9,693
Rheinmetall AG	3	5,933
RWE AG	2,667	106,888
SAP SE	16	4,339
Scout24 SE, 144A	782	101,327
Siemens AG	56	15,509
Siemens Energy AG *	71	7,539
Siemens Healthineers AG, 144A	92	5,095
Symrise AG	273	26,452
Talanx AG	100	13,788
Traton SE	195	7,213
Zalando SE, 144A *	219	6,101

(Cost $1,510,297)		1,961,464

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $

Hong Kong — 2.8%
AIA Group Ltd.	1,279	12,042
Bank of East Asia Ltd.	16,711	27,545
BOC Hong Kong Holdings Ltd.	10,626	48,006
Cathay Pacific Airways Ltd.	37,456	51,457
CK Asset Holdings Ltd.	10,165	47,879
CK Hutchison Holdings Ltd.	23,360	153,869
CK Infrastructure Holdings Ltd.	3,051	20,449
CLP Holdings Ltd.	9,972	84,232
CTF Services Ltd.	5,302	5,284
Dah Sing Banking Group Ltd.	11,720	15,710
DFI Retail Group Holdings Ltd.	4,669	14,847
First Pacific Co. Ltd.	35,242	30,153
Galaxy Entertainment Group Ltd.	1,076	5,659
Hang Lung Group Ltd.	18,371	32,166
Hang Seng Bank Ltd.	1,999	28,565
Henderson Land Development Co. Ltd.	3,284	11,332
Hong Kong & China Gas Co. Ltd.	65,234	58,658
Hong Kong Exchanges & Clearing Ltd.	296	17,124
Hutchison Port Holdings Trust, Class U	215,000	46,225
Jardine Matheson Holdings Ltd.	3,014	182,618
Johnson Electric Holdings Ltd.	6,067	22,211
Kerry Properties Ltd.	12,530	32,370
Link REIT	615	3,269
MTR Corp. Ltd.	8,629	29,177
PCCW Ltd.	55,769	37,628
Power Assets Holdings Ltd.	13,779	89,700
Prudential PLC	874	11,674
Shangri-La Asia Ltd.	8,580	5,030
Sino Land Co. Ltd.	13,177	15,652
SITC International Holdings Co. Ltd.	1,875	6,609
Sun Hung Kai Properties Ltd.	2,311	27,154
Swire Pacific Ltd., Class A	3,319	28,418
Swire Pacific Ltd., Class B	11,018	16,465
Techtronic Industries Co. Ltd.	1,562	20,117
VTech Holdings Ltd.	6,793	54,765
WH Group Ltd., 144A	141,760	151,655
Xinyi Glass Holdings Ltd.	5,691	6,212
Yue Yuen Industrial Holdings Ltd.	12,982	22,897

(Cost $1,216,491)		1,474,823

Ireland — 0.4%
AIB Group PLC	969	7,872
Bank of Ireland Group PLC	417	6,170
DCC PLC	559	35,526
Experian PLC	1,171	60,625
Glanbia PLC	515	8,572
James Hardie Industries PLC CDI *	599	12,220

	Number of Shares	Value $

Kerry Group PLC, Class A	1,063	97,238
Kingspan Group PLC	98	7,559

(Cost $231,126)		235,782

Israel — 3.8%
Airport City Ltd. *	237	4,296
Amot Investments Ltd.	5,191	37,064
Azrieli Group Ltd.	271	25,929
Bank Hapoalim BM	12,702	247,998
Bank Leumi Le-Israel BM	17,585	337,551
Bezeq The Israeli Telecommunication Corp. Ltd.	86,652	159,207
Big Shopping Centers Ltd.	144	28,283
Elbit Systems Ltd.	173	83,636
Energix-Renewable Energies Ltd.	822	3,175
Enlight Renewable Energy Ltd. *	724	20,508
First International Bank Of Israel Ltd.	877	62,119
Gav-Yam Lands Corp. Ltd.	591	6,943
Harel Insurance Investments & Financial Services Ltd.	1,546	51,448
ICL Group Ltd.	16,967	110,085
Israel Corp. Ltd.	67	21,639
Israel Discount Bank Ltd., Class A	16,721	165,433
Melisron Ltd.	375	43,986
Menora Mivtachim Holdings Ltd.	135	13,082
Mivne Real Estate KD Ltd.	3,335	12,235
Mizrahi Tefahot Bank Ltd.	2,401	156,858
Nice Ltd. *	29	4,113
Nova Ltd. *	118	31,824
Phoenix Financial Ltd.	3,138	111,276
Shapir Engineering and Industry Ltd.	1,573	12,430
Shufersal Ltd.	8,448	104,699
Strauss Group Ltd.	1,575	41,327
Teva Pharmaceutical Industries Ltd. *	505	9,063
Tower Semiconductor Ltd. *	1,189	71,989

(Cost $1,324,928)		1,978,196

Italy — 2.1%
A2A SpA	14,149	35,574
Amplifon SpA	289	5,265
Banca Mediolanum SpA	1,246	25,202
Banco BPM SpA	2,217	30,426
BPER Banca SPA	1,029	10,693
Brunello Cucinelli SpA	98	11,336
Buzzi SpA	1,024	51,995
DiaSorin SpA	88	8,877
Enel SpA	6,979	64,404
Eni SpA	3,178	56,698
Ferrari NV	67	31,895
FinecoBank Banca Fineco SpA	1,966	43,148

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Generali	602	23,507
Hera SpA	14,044	60,395
Infrastrutture Wireless Italiane SpA, 144A	1,592	19,305
Interpump Group SpA	252	11,976
Intesa Sanpaolo SpA	2,873	18,075
Italgas SpA	14,146	127,247
Leonardo SpA	880	50,194
Mediobanca Banca di Credito Finanziario SpA	234	5,670
Moncler SpA	584	33,953
Pirelli & C SpA, 144A	4,914	33,660
Poste Italiane SpA, 144A	813	19,042
PRADA SpA	702	4,126
Prysmian SpA	637	55,712
Recordati Industria Chimica e Farmaceutica SpA	550	33,959
Reply SpA	251	36,166
Snam SpA	5,299	32,278
Telecom Italia SpA *	19,354	9,279
Telecom Italia SpA-RSP *	19,525	10,549
Terna - Rete Elettrica Nazionale	5,930	59,665
UniCredit SpA	151	11,672
Unipol Assicurazioni SpA	2,169	45,318

(Cost $796,493)		1,077,261

Japan — 30.3%
ABC-Mart, Inc.	1,189	23,703
Acom Co. Ltd.	2,100	6,619
Activia Properties, Inc. REIT	6	5,533
Advance Residence Investment Corp. REIT	12	13,322
Aeon Co. Ltd.	4,422	53,820
AEON REIT Investment Corp. REIT	9	8,061
AGC, Inc.	654	20,637
Aica Kogyo Co. Ltd.	1,314	33,918
Air Water, Inc.	1,500	26,332
Aisin Corp.	4,879	81,480
Ajinomoto Co., Inc.	1,300	35,496
Alfresa Holdings Corp.	4,100	62,020
Alps Alpine Co. Ltd.	2,200	27,143
Amada Co. Ltd.	4,343	55,950
Amano Corp.	1,200	34,547
ANA Holdings, Inc.	1,100	22,255
As One Corp.	300	5,167
Asahi Group Holdings Ltd.	3,276	41,423
Asahi Intecc Co. Ltd.	216	3,731
Asahi Kasei Corp.	9,619	79,238
Asics Corp.	300	8,171
Azbil Corp.	7,452	75,345
Bandai Namco Holdings, Inc.	3,400	117,984
Bic Camera, Inc.	6,000	64,791

	Number of Shares	Value $
BIPROGY, Inc.	900	39,016
Bridgestone Corp.	2,024	92,374
Brother Industries Ltd.	3,742	63,919
Calbee, Inc.	480	8,747
Canon Marketing Japan, Inc.	1,900	74,111
Canon, Inc.	4,322	128,048
Capcom Co. Ltd.	1,816	49,536
Casio Computer Co. Ltd.	2,300	18,978
Central Japan Railway Co.	1,055	28,188
Chiba Bank Ltd.	700	7,268
Chubu Electric Power Co., Inc.	3,331	46,168
Chugai Pharmaceutical Co. Ltd.	400	17,733
Chugin Financial Group, Inc.	36	519
Chugoku Electric Power Co., Inc.	2,283	13,784
Coca-Cola Bottlers Japan Holdings, Inc.	1,000	17,524
COMSYS Holdings Corp.	2,834	71,668
Concordia Financial Group Ltd.	1,100	8,432
Cosmo Energy Holdings Co. Ltd.	500	24,298
Cosmos Pharmaceutical Corp.	520	31,499
Credit Saison Co. Ltd.	300	7,719
CyberAgent, Inc.	2,400	29,341
Dai Nippon Printing Co. Ltd.	5,514	93,080
Daicel Corp.	2,427	22,605
Daido Steel Co. Ltd.	375	3,244
Daifuku Co. Ltd.	1,178	37,685
Dai-ichi Life Holdings, Inc.	2,400	20,048
Daiichi Sankyo Co. Ltd.	100	2,404
Daikin Industries Ltd.	170	21,536
Daito Trust Construction Co. Ltd.	748	79,958
Daiwa House Industry Co. Ltd.	3,702	131,842
Daiwa House REIT Investment Corp. REIT	12	10,372
Daiwa Office Investment Corp. REIT	3	7,468
Daiwa Securities Group, Inc.	1,800	14,135
Daiwa Securities Living Investments Corp. REIT	10	7,328
Denka Co. Ltd.	1,000	15,280
Denso Corp.	684	9,948
Dentsu Soken, Inc.	300	13,506
Dexerials Corp.	600	8,257
DIC Corp.	3,000	70,186
Disco Corp.	26	7,322
Dowa Holdings Co. Ltd.	800	28,453
East Japan Railway Co.	3,200	78,766
Ebara Corp.	1,900	39,961
Electric Power Development Co. Ltd.	2,376	45,473
ENEOS Holdings, Inc.	46,720	279,954
EXEO Group, Inc.	5,544	82,126
Ezaki Glico Co. Ltd.	700	23,395
FANUC Corp.	1,480	42,114

See Notes to Financial Statements.

6 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Fast Retailing Co. Ltd.	41	12,990
Food & Life Cos. Ltd.	400	23,230
FP Corp.	1,100	19,711
Frontier Real Estate Investment Corp. REIT	22	13,111
Fuji Electric Co. Ltd.	188	12,094
Fuji Media Holdings, Inc.	500	11,279
FUJI OIL CO. LTD.	400	9,955
FUJIFILM Holdings Corp.	1,653	39,528
Fujitec Co. Ltd.	2,000	76,690
Fujitsu Ltd.	4,860	118,368
Fukuoka Financial Group, Inc.	200	6,081
Furukawa Electric Co. Ltd.	200	12,769
GLP J REIT	19	17,780
GMO internet group, Inc.	300	8,081
Goldwin, Inc.	100	4,948
GS Yuasa Corp.	638	14,522
Gunma Bank Ltd.	900	9,516
Hakuhodo DY Holdings, Inc.	669	5,397
Hankyu Hanshin Holdings, Inc.	967	28,735
Haseko Corp.	6,497	107,749
Heiwa Corp.	800	11,878
Hikari Tsushin, Inc.	196	52,529
Hirogin Holdings, Inc.	600	5,780
Hirose Electric Co. Ltd.	491	64,241
Hisamitsu Pharmaceutical Co., Inc.	800	22,923
Hitachi Construction Machinery Co. Ltd.	400	12,477
Hitachi Ltd.	1,530	42,193
Honda Motor Co. Ltd.	1,835	20,522
Horiba Ltd.	107	8,089
Hoshizaki Corp.	1,426	55,302
House Foods Group, Inc.	1,157	22,317
Hoya Corp.	214	28,057
Hulic Co. Ltd.	5,948	64,048
Idemitsu Kosan Co. Ltd.	10,125	67,856
Iida Group Holdings Co. Ltd.	900	14,230
Industrial & Infrastructure Fund Investment Corp. REIT	12	10,592
INFRONEER Holdings, Inc.	84	842
Inpex Corp.	2,999	51,432
Internet Initiative Japan, Inc.	600	11,354
Invincible Investment Corp. REIT	31	14,104
Isetan Mitsukoshi Holdings Ltd.	800	13,510
Isuzu Motors Ltd.	5,600	74,241
Ito En Ltd.	300	6,900
ITOCHU Corp.	936	53,530
Itoham Yonekyu Holdings, Inc.	560	21,549
Iwatani Corp.	900	9,909
Iyogin Holdings, Inc.	1,100	15,388
Izumi Co. Ltd.	500	11,044

	Number of Shares	Value $
J. Front Retailing Co. Ltd.	2,065	32,320
Japan Airlines Co. Ltd.	1,300	27,775
Japan Airport Terminal Co. Ltd.	200	6,920
Japan Hotel REIT Investment Corp. REIT	19	11,194
Japan Logistics Fund, Inc. REIT	19	12,682
Japan Metropolitan Fund Invest REIT	19	14,481
Japan Post Holdings Co. Ltd.	500	5,154
Japan Post Insurance Co. Ltd.	400	11,295
Japan Prime Realty Investment Corp. REIT	35	24,648
Japan Real Estate Investment Corp. REIT	47	40,942
Japan Steel Works Ltd.	300	18,377
Japan Tobacco, Inc.	1,264	40,358
JFE Holdings, Inc.	1,000	12,525
JGC Holdings Corp.	100	961
JTEKT Corp.	1,100	10,886
Justsystems Corp.	300	9,470
Kagome Co. Ltd.	265	5,195
Kajima Corp.	3,900	117,007
Kakaku.com, Inc.	800	15,008
Kamigumi Co. Ltd.	2,432	73,246
Kandenko Co. Ltd.	3,592	97,320
Kaneka Corp.	1,222	35,996
Kansai Electric Power Co., Inc.	5,411	75,807
Kansai Paint Co. Ltd.	4,288	72,749
Kao Corp.	2,553	116,569
Kawasaki Heavy Industries Ltd.	91	5,594
KDDI Corp.	5,858	101,759
KDX Realty Investment Corp. REIT	85	97,953
Keihan Holdings Co. Ltd.	800	17,523
Keikyu Corp.	9,500	100,257
Keio Corp.	500	12,638
Keisei Electric Railway Co. Ltd.	1,200	11,123
Kewpie Corp.	2,659	74,921
Keyence Corp.	22	8,508
Kikkoman Corp.	930	8,051
Kinden Corp.	4,200	150,808
Kintetsu Group Holdings Co. Ltd.	900	18,144
Kirin Holdings Co. Ltd.	1,712	24,900
Kobayashi Pharmaceutical Co. Ltd.	200	7,252
Kobe Bussan Co. Ltd.	300	8,416
Kobe Steel Ltd.	1,200	14,834
Koei Tecmo Holdings Co. Ltd.	1,100	14,531
Koito Manufacturing Co. Ltd.	3,200	46,019
Kokuyo Co. Ltd.	15,900	99,022
Komatsu Ltd.	3,070	105,341
Konami Group Corp.	432	65,922
Konica Minolta, Inc. *	1,100	3,787

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Kose Corp.	100	3,884
Kotobuki Spirits Co. Ltd.	400	4,972
K’s Holdings Corp.	6,011	61,533
Kubota Corp.	2,400	28,205
Kuraray Co. Ltd.	9,781	118,245
Kurita Water Industries Ltd.	428	14,709
Kusuri no Aoki Holdings Co. Ltd.	300	7,995
Kyocera Corp.	3,188	42,926
Kyowa Kirin Co. Ltd.	200	3,467
Kyudenko Corp.	399	19,316
Kyushu Electric Power Co., Inc.	10,364	109,869
Kyushu Railway Co.	1,300	36,027
LaSalle Logiport REIT	10	9,712
Lion Corp.	8,106	86,926
Lixil Corp.	1,111	14,525
LY Corp.	1,200	3,832
Mabuchi Motor Co. Ltd.	1,200	20,682
Makita Corp.	2,400	82,171
Marubeni Corp.	691	15,917
Marui Group Co. Ltd.	879	19,020
Maruichi Steel Tube Ltd.	1,150	29,826
Maruwa Co. Ltd./Aichi	55	15,242
MatsukiyoCocokara & Co.	2,891	60,015
Mazda Motor Corp.	800	5,421
McDonald’s Holdings Co. Japan Ltd.	700	31,228
Mebuki Financial Group, Inc.	1,500	9,348
Medipal Holdings Corp.	7,151	127,313
MEIJI Holdings Co. Ltd.	3,138	65,357
MINEBEA MITSUMI, Inc.	371	6,437
MISUMI Group, Inc.	3,740	57,517
Mitsubishi Chemical Group Corp.	8,102	46,606
Mitsubishi Corp.	408	9,320
Mitsubishi Electric Corp.	4,774	115,493
Mitsubishi Estate Co. Ltd.	1,100	23,659
Mitsubishi Gas Chemical Co., Inc.	2,567	46,891
Mitsubishi HC Capital, Inc.	1,250	10,306
Mitsubishi Heavy Industries Ltd.	1,730	44,221
Mitsubishi Logistics Corp.	2,400	20,097
Mitsubishi Materials Corp.	500	8,691
Mitsubishi Motors Corp.	1,400	3,874
Mitsui & Co. Ltd.	750	17,500
Mitsui Chemicals, Inc.	800	19,822
Mitsui Fudosan Co. Ltd.	1,300	13,901
Mitsui Fudosan Logistics Park, Inc. REIT	8	5,972
Mitsui Mining & Smelting Co. Ltd.	1,100	78,852
Mitsui OSK Lines Ltd.	674	21,800
Miura Co. Ltd.	1,300	25,154
Mizuho Financial Group, Inc.	80	2,667

	Number of Shares	Value $
MonotaRO Co. Ltd.	700	12,145
Mori Hills REIT Investment Corp. REIT	12	11,630
Morinaga & Co. Ltd.	1,700	30,938
Morinaga Milk Industry Co. Ltd.	1,600	35,950
MS&AD Insurance Group Holdings, Inc.	1,500	35,369
Murata Manufacturing Co. Ltd.	2,451	40,598
Nabtesco Corp.	1,000	21,338
Nagase & Co. Ltd.	3,665	79,178
Nagoya Railroad Co. Ltd.	1,100	12,613
Nankai Electric Railway Co. Ltd.	718	12,944
NEC Corp.	3,440	106,299
Nexon Co. Ltd.	300	6,855
NGK Insulators Ltd.	3,477	55,533
NH Foods Ltd.	900	34,112
NHK Spring Co. Ltd.	6,200	78,437
Nichias Corp.	1,700	66,171
Nichirei Corp.	1,200	13,870
Nidec Corp.	1,200	26,244
Nifco, Inc.	1,161	33,685
Nihon Kohden Corp.	1,600	17,964
Nikon Corp.	600	6,818
Nintendo Co. Ltd.	850	77,054
Nippon Accommodations Fund, Inc. REIT	11	9,245
Nippon Building Fund, Inc. REIT	41	39,709
Nippon Electric Glass Co. Ltd.	1,100	33,863
NIPPON EXPRESS HOLDINGS, Inc.	6,308	138,984
Nippon Kayaku Co. Ltd.	2,800	27,328
Nippon Paint Holdings Co. Ltd.	200	1,462
Nippon Prologis REIT, Inc. REIT	17	9,900
Nippon Sanso Holdings Corp.	359	13,169
Nippon Shinyaku Co. Ltd.	300	6,389
Nippon Shokubai Co. Ltd.	5,000	63,222
Nippon Steel Corp.	2,413	51,194
Nippon Television Holdings, Inc.	1,000	26,392
Nippon Yusen KK	900	32,690
Nipro Corp.	1,000	10,247
Nissan Chemical Corp.	483	17,221
Nissan Motor Co. Ltd. *	1,000	2,264
Nisshin Seifun Group, Inc.	1,178	14,361
Nissin Foods Holdings Co. Ltd.	552	10,422
Niterra Co. Ltd.	1,602	57,894
Nitori Holdings Co. Ltd.	81	7,478
Nitto Denko Corp.	4,951	113,503
NOF Corp.	3,521	66,223
NOK Corp.	3,300	57,942
Nomura Holdings, Inc.	1,200	8,663
Nomura Real Estate Holdings, Inc.	5,130	31,938

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Nomura Real Estate Master Fund, Inc. REIT	20	21,931
Nomura Research Institute Ltd.	1,500	59,213
NS Solutions Corp.	600	14,323
NSK Ltd.	800	4,247
NTT Data Group Corp.	300	8,083
NTT, Inc.	10,175	10,797
Obayashi Corp.	4,362	71,197
OBIC Business Consultants Co. Ltd.	200	11,663
Obic Co. Ltd.	975	34,743
Odakyu Electric Railway Co. Ltd.	400	4,592
Oji Holdings Corp.	19,788	109,408
OKUMA Corp.	400	9,590
Olympus Corp.	1,900	22,290
Ono Pharmaceutical Co. Ltd.	1,977	22,312
Open House Group Co. Ltd.	2,280	117,412
Oracle Corp.	200	20,807
Organo Corp.	100	7,676
Oriental Land Co. Ltd.	190	4,554
ORIX Corp.	1,836	47,893
Orix JREIT, Inc. REIT	48	32,038
Osaka Gas Co. Ltd.	5,629	160,905
Otsuka Corp.	1,816	37,501
Otsuka Holdings Co. Ltd.	2,734	144,609
PALTAC Corp.	1,082	33,390
Pan Pacific International Holdings Corp.	899	32,672
Panasonic Holdings Corp.	6,972	71,940
Park24 Co. Ltd.	800	11,034
Persol Holdings Co. Ltd.	39,090	73,401
Pola Orbis Holdings, Inc.	400	3,524
Rakuten Group, Inc. *	2,000	12,490
Recruit Holdings Co. Ltd.	457	26,703
Rengo Co. Ltd.	1,212	7,614
Resona Holdings, Inc.	1,000	10,182
Resonac Holdings Corp.	1,400	37,073
Resorttrust, Inc.	3,000	38,505
Ricoh Co. Ltd.	2,700	24,182
Rinnai Corp.	1,651	41,223
Rohto Pharmaceutical Co. Ltd.	322	5,523
Ryohin Keikaku Co. Ltd.	3,200	69,481
Sankyo Co. Ltd.	6,945	140,579
Sankyu, Inc.	1,100	61,501
Sanrio Co. Ltd.	200	10,504
Santen Pharmaceutical Co. Ltd.	6,400	68,108
Sanwa Holdings Corp.	4,200	136,563
Sapporo Holdings Ltd.	200	10,271
SBI Holdings, Inc.	700	33,368
SCSK Corp.	1,800	57,730
Secom Co. Ltd.	1,847	68,534
Sega Sammy Holdings, Inc.	2,400	50,215

	Number of Shares	Value $
Seibu Holdings, Inc.	600	21,851
Seiko Epson Corp.	3,251	41,904
Seino Holdings Co. Ltd.	4,000	62,660
Sekisui Chemical Co. Ltd.	9,701	185,827
Sekisui House Ltd.	1,536	34,868
Sekisui House Reit, Inc. REIT	70	38,522
Seven & i Holdings Co. Ltd.	1,700	22,155
Seven Bank Ltd.	2,300	4,548
SG Holdings Co. Ltd.	1,560	16,883
Sharp Corp. *	800	4,848
Shikoku Electric Power Co., Inc.	4,200	39,690
Shimadzu Corp.	1,096	27,037
Shimamura Co. Ltd.	627	46,483
Shimano, Inc.	162	18,128
Shimizu Corp.	2,546	34,481
Shin-Etsu Chemical Co. Ltd.	435	13,501
Shionogi & Co. Ltd.	2,700	46,893
Ship Healthcare Holdings, Inc.	1,100	16,707
Shizuoka Financial Group, Inc.	700	9,397
SHO-BOND Holdings Co. Ltd.	349	12,173
Skylark Holdings Co. Ltd.	2,360	47,417
SMC Corp.	18	5,590
SoftBank Corp.	31,850	49,502
Sohgo Security Services Co. Ltd.	16,235	124,561
Sojitz Corp.	1,020	27,149
Sompo Holdings, Inc.	4,000	129,596
Sony Group Corp.	865	24,054
Sotetsu Holdings, Inc.	200	3,532
Square Enix Holdings Co. Ltd.	600	41,417
Stanley Electric Co. Ltd.	2,131	43,571
Subaru Corp.	3,664	73,205
Sugi Holdings Co. Ltd.	1,705	43,129
Sumitomo Bakelite Co. Ltd.	400	13,594
Sumitomo Chemical Co. Ltd.	3,800	11,540
Sumitomo Corp.	2,032	57,393
Sumitomo Electric Industries Ltd.	7,726	221,164
Sumitomo Forestry Co. Ltd.	1,049	12,049
Sumitomo Heavy Industries Ltd.	149	3,346
Sumitomo Metal Mining Co. Ltd.	269	7,393
Sumitomo Mitsui Financial Group, Inc.	300	8,271
Sumitomo Mitsui Trust Holdings, Inc.	300	8,620
Sumitomo Realty & Development Co. Ltd.	871	36,163
Sumitomo Rubber Industries Ltd.	2,000	23,702
Sundrug Co. Ltd.	688	21,691
Suntory Beverage & Food Ltd.	1,274	39,567
Suzuken Co. Ltd.	2,684	106,629
Suzuki Motor Corp.	3,868	51,925
Sysmex Corp.	1,081	13,753

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
T&D Holdings, Inc.	600	15,770
Taiheiyo Cement Corp.	3,500	95,852
Taisei Corp.	634	43,224
Takara Holdings, Inc.	1,300	15,003
Takasago Thermal Engineering Co. Ltd.	300	18,334
Takashimaya Co. Ltd.	2,200	19,569
Takeda Pharmaceutical Co. Ltd.	100	3,011
TBS Holdings, Inc.	200	7,380
TDK Corp.	4,350	57,358
TechnoPro Holdings, Inc.	887	29,155
Teijin Ltd.	3,220	27,655
Terumo Corp.	432	7,837
THK Co. Ltd.	500	13,652
TIS, Inc.	2,700	90,567
Tobu Railway Co. Ltd.	500	9,123
Toda Corp.	3,800	27,188
Toho Co. Ltd.	1,259	80,243
Toho Gas Co. Ltd.	1,500	45,707
Tohoku Electric Power Co., Inc.	6,319	48,977
Tokai Carbon Co. Ltd.	1,000	6,933
Tokio Marine Holdings, Inc.	800	34,877
Tokyo Gas Co. Ltd.	3,759	144,190
Tokyo Ohka Kogyo Co. Ltd.	500	16,179
Tokyo Tatemono Co. Ltd.	2,600	49,415
Tokyu Corp.	1,200	15,206
Tokyu Fudosan Holdings Corp.	2,322	18,812
Tomy Co. Ltd.	1,900	43,830
TOPPAN Holdings, Inc.	4,665	121,689
Toray Industries, Inc.	9,600	64,946
Toridoll Holdings Corp.	100	3,371
Tosoh Corp.	7,141	113,541
TOTO Ltd.	1,380	36,026
Toyo Seikan Group Holdings Ltd.	1,421	34,735
Toyo Suisan Kaisha Ltd.	1,085	75,265
Toyo Tire Corp.	1,500	38,495
Toyoda Gosei Co. Ltd.	1,184	29,079
Toyota Boshoku Corp.	1,100	18,153
Toyota Tsusho Corp.	769	20,803
Trend Micro, Inc.	894	47,804
TS Tech Co. Ltd.	1,658	21,004
Tsuruha Holdings, Inc.	2,565	39,691
UBE Corp.	1,093	17,416
Unicharm Corp.	1,031	6,907
United Urban Investment Corp. REIT	11	13,276
Ushio, Inc.	1,101	16,152
USS Co. Ltd.	6,700	81,454
Welcia Holdings Co. Ltd.	1,000	17,647
West Japan Railway Co.	2,900	65,081
Workman Co. Ltd.	400	14,521
Yakult Honsha Co. Ltd.	1,300	21,272

	Number of Shares	Value $
Yamada Holdings Co. Ltd.	7,957	25,178
Yamaguchi Financial Group, Inc.	500	6,057
Yamaha Corp.	3,800	25,301
Yamaha Motor Co. Ltd.	3,400	24,963
Yamato Holdings Co. Ltd.	4,400	74,739
Yamato Kogyo Co. Ltd.	800	52,814
Yamazaki Baking Co. Ltd.	353	8,213
Yaoko Co. Ltd.	357	22,270
Yaskawa Electric Corp.	300	6,044
Yokogawa Electric Corp.	1,600	47,371
Yokohama Rubber Co. Ltd.	700	26,203
Zenkoku Hosho Co. Ltd.	2,076	47,791
Zensho Holdings Co. Ltd.	100	6,351
Zeon Corp.	7,159	82,744
ZOZO, Inc.	1,700	15,903

(Cost $12,971,827)		15,838,962

Luxembourg — 0.2%
ArcelorMittal SA	835	27,816
CVC Capital Partners PLC, 144A	418	8,440
Eurofins Scientific SE	416	31,563
RTL Group SA	698	28,759
Tenaris SA	901	16,362

(Cost $98,822)		112,940

Mexico — 0.0%
Fresnillo PLC

(Cost $11,202)	942	22,756

Netherlands — 2.3%
Aalberts NV	343	12,012
ABN AMRO Bank NV CVA, 144A	428	12,349
Akzo Nobel NV	591	40,814
ASM International NV	11	5,288
ASR Nederland NV	364	25,257
BE Semiconductor Industries NV	21	2,829
CTP NV, 144A	1,988	42,723
Euronext NV, 144A	74	12,222
EXOR NV	710	71,180
Ferrovial SE	1,480	80,883
Heineken Holding NV	714	50,604
Heineken NV	201	16,234
IMCD NV	67	7,527
ING Groep NV	761	18,136
JDE Peet’s NV	719	26,291
Koninklijke Ahold Delhaize NV	8,009	321,078
Koninklijke KPN NV	37,133	177,160
Koninklijke Philips NV	734	20,233
Koninklijke Vopak NV	1,290	62,391
NN Group NV	308	21,206
Prosus NV *	66	4,080
QIAGEN NV	755	35,093
Randstad NV	303	14,325

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Universal Music Group NV	400	11,302
Wolters Kluwer NV	713	89,799

(Cost $988,520)		1,181,016

New Zealand — 0.7%
Air New Zealand Ltd.	19,441	6,768
Auckland International Airport Ltd.	5,146	22,925
Contact Energy Ltd.	15,664	83,553
Fisher & Paykel Healthcare Corp. Ltd.	5,024	108,497
Fletcher Building Ltd. *	1,031	1,916
Infratil Ltd.	6,082	40,767
Mainfreight Ltd.	297	10,401
Mercury NZ Ltd.	6,267	24,258
Meridian Energy Ltd.	4,291	14,457
Ryman Healthcare Ltd. *	2,985	4,210
Spark New Zealand Ltd.	1,696	2,582
Xero Ltd. *	264	28,266

(Cost $323,614)		348,600

Norway — 1.5%
Aker ASA, Class A	154	11,235
Aker BP ASA	1,189	30,046
DNB Bank ASA	1,427	37,594
Equinor ASA	1,426	35,169
Gjensidige Forsikring ASA	1,308	36,347
Kongsberg Gruppen ASA	1,993	59,518
Mowi ASA	2,875	59,117
Norsk Hydro ASA	7,628	49,485
Orkla ASA	17,693	197,754
Salmar ASA	130	6,657
Telenor ASA	8,457	141,070
Var Energi ASA	6,939	23,737
Vend Marketplaces ASA	985	38,175
Vend Marketplaces ASA, Class B	1,132	41,348
Yara International ASA	600	21,838

(Cost $660,957)		789,090

Poland — 0.4%
Bank Polska Kasa Opieki SA	448	22,530
Dino Polska SA, 144A *	2,738	34,136
KGHM Polska Miedz SA *	304	10,678
LPP SA	1	4,734
ORLEN SA	2,758	58,870
Powszechna Kasa Oszczednosci Bank Polski SA	872	16,990
Powszechny Zaklad Ubezpieczen SA	3,068	50,989
Santander Bank Polska SA	67	9,304

(Cost $148,890)		208,231

Portugal — 0.3%
Banco Comercial Portugues SA, Class R	7,257	6,150

	Number of Shares	Value $
EDP SA	4,714	20,896
Galp Energia SGPS SA	956	18,575
Jeronimo Martins SGPS SA	4,018	99,423

(Cost $126,124)		145,044

Russia — 0.0%
Evraz PLC * (c)

(Cost $35,071)	4,559	0

Singapore — 3.2%
BOC Aviation Ltd., 144A	1,994	17,853
CapitaLand Ascendas REIT	36,436	77,245
CapitaLand Ascott Trust (a)	29,055	20,042
CapitaLand Integrated Commercial Trust REIT	45,754	81,309
CapitaLand Investment Ltd.	5,000	10,756
City Developments Ltd.	800	4,240
ComfortDelGro Corp. Ltd.	85,344	96,453
DBS Group Holdings Ltd.	1,688	66,468
Frasers Logistics & Commercial Trust REIT	14,700	10,426
Genting Singapore Ltd.	57,700	32,380
Jardine Cycle & Carriage Ltd.	1,810	39,896
Keppel REIT	9,572	7,274
Keppel DC REIT	57,260	105,326
Keppel Ltd.	10,462	71,350
Mapletree Industrial Trust REIT	5,313	8,531
Mapletree Logistics Trust REIT	14,667	13,947
Mapletree Pan Asia Commercial Trust REIT	27,691	29,785
NETLINK NBN TRUST	48,800	35,373
Oversea-Chinese Banking Corp. Ltd.	4,562	59,523
SATS Ltd.	20,400	52,630
Sembcorp Industries Ltd.	6,153	29,110
SIA Engineering Co. Ltd.	4,700	11,503
Singapore Airlines Ltd.	15,300	78,468
Singapore Exchange Ltd.	17,780	229,630
Singapore Technologies Engineering Ltd.	27,928	167,176
Singapore Telecommunications Ltd.	22,366	75,134
StarHub Ltd.	19,600	17,110
Suntec Real Estate Investment Trust REIT	15,000	15,433
United Overseas Bank Ltd.	2,200	60,341
UOL Group Ltd.	3,729	21,653
Venture Corp. Ltd.	7,462	78,982
Wilmar International Ltd.	13,200	30,351

(Cost $1,347,453)		1,655,698

South Korea — 3.9%
BGF retail Co. Ltd.	165	13,922
BNK Financial Group, Inc.	5,512	57,092
Cheil Worldwide, Inc.	2,855	40,661

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
CJ CheilJedang Corp.	65	10,707
CJ Corp.	152	17,482
CJ Logistics Corp.	42	2,523
Coway Co. Ltd.	581	43,546
DB Insurance Co. Ltd.	600	56,925
Dongsuh Cos., Inc.	143	2,803
Doosan Bobcat, Inc. *	134	5,147
E-MART, Inc.	366	18,823
F&F Co. Ltd. / New	114	5,453
GS Engineering & Construction Corp.	744	9,991
GS Holdings Corp.	499	16,331
GS Retail Co. Ltd.	405	4,722
Hana Financial Group, Inc.	675	39,910
Hankook Tire & Technology Co. Ltd.	370	10,686
Hanwha Corp.	94	5,666
Hanwha Vision Co. Ltd. *	459	17,597
HD Hyundai Co. Ltd.	641	63,212
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	234	68,420
Hite Jinro Co. Ltd.	481	6,608
HL Mando Co. Ltd.	309	7,935
Hyundai Engineering & Construction Co. Ltd.	1,116	49,850
Hyundai Glovis Co. Ltd.	750	99,479
Hyundai Marine & Fire Insurance Co. Ltd. *	159	3,191
Hyundai Mobis Co. Ltd.	420	96,220
Hyundai Motor Co.	47	7,438
Hyundai Steel Co.	258	5,957
iM Financial Group Co. Ltd.	2,060	20,315
Industrial Bank of Korea	1,708	23,367
Kangwon Land, Inc.	1,718	22,305
KB Financial Group, Inc.	557	43,350
KCC Corp.	24	6,871
Kia Corp.	406	30,897
Korea Electric Power Corp.	783	20,473
Korea Investment Holdings Co. Ltd.	336	32,482
Korean Air Lines Co. Ltd.	3,434	58,664
Krafton, Inc. *	17	4,005
KT&G Corp.	1,947	188,643
LG Corp.	222	11,896
LG Display Co. Ltd. *	1,577	13,612
LG Electronics, Inc.	292	15,522
LG H&H Co. Ltd.	34	7,227
LG Innotek Co. Ltd.	50	6,082
LG Uplus Corp.	8,892	94,980
Lotte Shopping Co. Ltd.	52	2,472
Meritz Financial Group, Inc.	30	2,730
Mirae Asset Securities Co. Ltd.	2,197	30,263
Misto Holdings Corp.	321	9,640

	Number of Shares	Value $
NAVER Corp.	137	21,138
NH Investment & Securities Co. Ltd.	589	8,232
NongShim Co. Ltd.	72	21,234
Orion Corp.	458	35,513
Otoki Corp.	65	17,930
POSCO Holdings, Inc.	32	6,571
S-1 Corp.	784	45,171
Samsung Biologics Co. Ltd., 144A *	10	7,200
Samsung C&T Corp.	516	62,280
Samsung Card Co. Ltd.	688	24,991
Samsung Electro-Mechanics Co. Ltd.	290	33,480
Samsung Electronics Co. Ltd.	131	6,568
Samsung Fire & Marine Insurance Co. Ltd.	101	32,256
Samsung Life Insurance Co. Ltd.	55	5,661
Samsung SDS Co. Ltd.	161	17,058
Samsung Securities Co. Ltd.	1,017	50,329
Shinhan Financial Group Co. Ltd.	935	43,917
SK Hynix, Inc.	386	74,687
SK, Inc.	55	8,189
S-Oil Corp. *	119	5,161
Woori Financial Group, Inc.	5,441	97,059
Yuhan Corp.	88	7,184

(Cost $1,384,509)		2,065,902

Spain — 1.9%
Acciona SA	278	55,057
ACS Actividades de Construccion y Servicios SA	2,528	191,005
Aena Sme SA, 144A	2,060	59,654
Amadeus IT Group SA	633	53,050
Banco Bilbao Vizcaya Argentaria SA	257	4,660
Banco Santander SA	1,210	11,557
Bankinter SA	1,623	24,212
CaixaBank SA	2,059	20,558
Cellnex Telecom SA, 144A *	264	9,391
Corp ACCIONA Energias Renovables SA	229	6,160
Endesa SA	3,132	95,463
Iberdrola SA	4,570	85,988
Industria de Diseno Textil SA	187	9,237
Mapfre SA	10,696	46,874
Merlin Properties Socimi SA REIT	985	14,677
Naturgy Energy Group SA	1,131	35,876
Redeia Corp. SA	3,677	71,488
Repsol SA	2,967	48,655
Telefonica SA	28,475	152,585

(Cost $757,915)		996,147

See Notes to Financial Statements.

12 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $

Sweden — 4.4%
AAK AB	2,363	67,849
AddTech AB, Class B	1,042	36,502
Alfa Laval AB	1,593	72,447
Assa Abloy AB, Class B	1,798	63,460
Atlas Copco AB, Class A	1,346	21,471
Atlas Copco AB, Class B	775	11,008
Axfood AB	285	8,987
Beijer Ref AB	504	8,567
Boliden AB *	5,930	204,097
Castellum AB	416	4,711
Epiroc AB, Class A	1,493	31,166
Epiroc AB, Class B	991	18,425
EQT AB	145	5,208
Essity AB, Class B	6,620	178,752
Getinge AB, Class B	616	13,483
H & M Hennes & Mauritz AB, Class B	941	13,803
Hexagon AB, Class B	2,241	24,941
Holmen AB, Class B	1,245	48,453
Industrivarden AB, Class A	1,204	47,875
Industrivarden AB, Class C	1,524	60,599
Indutrade AB	812	20,193
Investment AB Latour, Class B	336	8,522
Investor AB, Class A	898	27,653
Investor AB, Class B	2,982	91,781
L E Lundbergforetagen AB, Class B	205	10,369
Lifco AB, Class B	735	26,089
Saab AB, Class B	387	21,881
Sagax AB, Class B	353	7,645
Sagax AB, Class D	5,337	19,310
Sandvik AB	1,723	43,521
Securitas AB, Class B	9,772	149,428
Skandinaviska Enskilda Banken AB, Class A	868	16,042
Skanska AB, Class B	5,833	144,684
SKF AB, Class B	819	20,998
SSAB AB, Class A	1,092	6,349
SSAB AB, Class B	2,815	15,957
Svenska Cellulosa AB SCA, Class B	2,313	31,447
Svenska Handelsbanken AB, Class A	936	12,029
Sweco AB, Class B	1,823	30,736
Swedbank AB, Class A	1,251	35,180
Swedish Orphan Biovitrum AB *	664	20,146
Tele2 AB, Class B	12,672	223,024
Telefonaktiebolaget LM Ericsson, Class B	20,634	164,138
Telia Co. AB	34,923	130,232
Trelleborg AB, Class B	1,096	42,376
Volvo AB, Class A	172	5,277

	Number of Shares	Value $

Volvo AB, Class B	1,596	49,047

(Cost $1,959,247)		2,315,858

Switzerland — 4.2%
ABB Ltd.	1,039	69,800
Adecco Group AG	329	10,541
Alcon, Inc.	507	40,393
Amrize Ltd. *	1,028	53,700
Baloise Holding AG	33	8,565
Banque Cantonale Vaudoise	28	3,259
Belimo Holding AG	109	120,043
BKW AG	264	55,043
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	5	76,278
Cie Financiere Richemont SA, Class A	58	10,144
Clariant AG *	3,439	35,356
Coca-Cola HBC AG *	2,844	143,552
DKSH Holding AG	855	62,917
DSM-Firmenich AG	255	24,923
Emmi AG	17	15,871
EMS-Chemie Holding AG	40	30,712
Flughafen Zurich AG	245	74,875
Galderma Group AG	48	8,386
Geberit AG	158	115,912
Georg Fischer AG	422	33,747
Givaudan SA	8	33,740
Glencore PLC *	2,224	8,780
Helvetia Holding AG	67	17,256
Holcim AG *	1,028	86,197
Julius Baer Group Ltd.	288	20,797
Kuehne + Nagel International AG	127	25,875
Logitech International SA	874	90,370
Lonza Group AG	48	34,060
Nestle SA	63	5,944
Novartis AG	289	36,588
Partners Group Holding AG	40	54,940
PSP Swiss Property AG	512	85,221
Roche Holding AG	56	18,243
Sandoz Group AG	1,364	85,625
Schindler Holding AG	103	36,866
Schindler Holding AG Participation Certificates	188	69,925
SGS SA	759	77,472
SIG Group AG *	2,362	37,453
Sika AG	89	20,661
Sonova Holding AG	158	46,052
STMicroelectronics NV	103	2,803
STMicroelectronics NV, Class Y	104	2,807
Straumann Holding AG	89	10,450
Swatch Group AG — Bearer	70	12,663
Swatch Group AG — Registered	133	4,914

See Notes to Financial Statements.

DBX ETF Trust | 13

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Swiss Life Holding AG	19	20,544
Swiss Prime Site AG	427	59,424
Swiss Re AG	327	59,298
Swisscom AG	65	47,018
Temenos AG	116	10,322
UBS Group AG	331	13,413
VAT Group AG, 144A	23	7,524
Zurich Insurance Group AG	49	35,837

(Cost $1,704,292)		2,173,099

Thailand — 0.1%
Thai Beverage PCL

(Cost $55,905)	143,100	51,306

United Kingdom — 10.5%
3i Group PLC	4,528	245,865
Admiral Group PLC	1,753	85,878
Airtel Africa PLC, 144A	3,570	10,698
Anglo American PLC	257	7,910
Ashtead Group PLC	279	20,528
Associated British Foods PLC	1,539	44,912
AstraZeneca PLC	74	11,787
Auto Trader Group PLC, 144A	6,936	75,267
Aviva PLC	3,680	32,397
B&M European Value Retail SA	2,120	6,894
BAE Systems PLC	2,377	56,441
Barclays PLC	2,715	13,220
Barratt Redrow PLC	2,058	10,001
Beazley PLC	19,815	209,751
Berkeley Group Holdings PLC	562	27,334
BP PLC	4,200	24,519
British American Tobacco PLC	1,881	106,354
BT Group PLC	56,118	164,146
Bunzl PLC	2,407	81,364
Burberry Group PLC *	1,089	18,884
Centrica PLC	29,576	64,313
Coca-Cola Europacific Partners PLC	437	38,908
Compass Group PLC	2,236	75,886
Convatec Group PLC, 144A	5,441	17,393
Croda International PLC	161	5,455
Diageo PLC	558	15,447
Diploma PLC	1,135	82,806
Endeavour Mining PLC	559	19,153
GSK PLC	1,767	34,676
Haleon PLC	16,526	81,026
Halma PLC	2,585	114,832
Hikma Pharmaceuticals PLC	2,992	72,156
Howden Joinery Group PLC	4,816	54,461
HSBC Holdings PLC	367	4,694
ICG PLC	1,546	45,576
IMI PLC	2,860	87,867
Imperial Brands PLC	12,191	514,214

	Number of Shares	Value $
Informa PLC	3,029	35,620
InterContinental Hotels Group PLC	572	69,181
International Consolidated Airlines Group SA	215	1,110
Intertek Group PLC	1,802	114,182
J Sainsbury PLC	48,255	195,194
Kingfisher PLC	39,419	137,084
Lloyds Banking Group PLC	21,362	22,950
London Stock Exchange Group PLC	12	1,486
M&G PLC	1,596	5,716
Marks & Spencer Group PLC	21,955	102,454
Mondi PLC	2,959	41,637
National Grid PLC	4,292	60,365
NatWest Group PLC	2,750	18,971
Next PLC	989	159,741
Pearson PLC	5,746	83,609
Phoenix Group Holdings PLC	1,533	14,115
Reckitt Benckiser Group PLC	1,824	136,277
RELX PLC	915	42,600
Rentokil Initial PLC	2,059	10,154
Rightmove PLC	7,659	76,904
Rio Tinto PLC	1,678	105,237
RS GROUP PLC	2,312	17,649
Sage Group PLC	4,909	72,060
Schroders PLC	1,698	8,718
Segro PLC REIT	2,021	17,120
Severn Trent PLC	674	23,548
Shell PLC	899	33,086
Smith & Nephew PLC	3,414	63,791
Smiths Group PLC	6,301	200,566
Spirax Group PLC	106	10,447
SSE PLC	6,616	154,637
St. James’s Place PLC	429	7,355
Standard Chartered PLC	330	6,179
Taylor Wimpey PLC	11,902	15,395
Tesco PLC	67,561	385,833
Unilever PLC	699	43,933
UNITE Group PLC REIT	4,332	40,852
United Utilities Group PLC	3,671	57,037
Vodafone Group PLC	124,669	148,828
Weir Group PLC	1,302	43,343
Whitbread PLC	688	29,233
Wise PLC, Class A *	806	11,478
WPP PLC	14,815	78,242

(Cost $4,316,250)		5,486,930

United States — 0.2%
Brookfield Asset Management Ltd., Class A	1,634	98,365

See Notes to Financial Statements.

14 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
GQG Partners, Inc. CDI	3,346	3,821

(Cost $56,935)		102,186

TOTAL COMMON STOCKS

(Cost $41,262,098)		51,484,031

PREFERRED STOCKS — 0.3%

Germany — 0.3%
Bayerische Motoren Werke AG	48	4,596
FUCHS SE	1,331	63,906
Henkel AG & Co. KGaA	783	66,043
Volkswagen AG	118	13,754

(Cost $135,590)		148,299

South Korea — 0.0%
CJ CheilJedang Corp.	59	5,882
Hanwha Corp.	348	8,824
Hyundai Motor Co.	36	4,402
Samsung Fire & Marine Insurance Co. Ltd.	36	8,532

(Cost $17,216)		27,640

TOTAL PREFERRED STOCKS

(Cost $152,806)		175,939

RIGHTS — 0.0%

Italy — 0.0%
Telecom Italia SpA* , expires 9/26/25(c)	20,006	0

	Number of Shares	Value $
Telecom Italia SpA-RSP* ,expires 9/19/25(c)	20,183	0

(Cost $0)		0

TOTAL RIGHTS

(Cost $0)		0

WARRANTS — 0.0%

Canada — 0.0%
Constellation Software, Inc.* (c), expires 3/31/40

(Cost $0)	38	0

EXCHANGE-TRADED FUNDS — 0.3%
Vanguard FTSE Developed Markets ETF

(Cost $120,177)	2,250	132,097

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 4.25% (d)

(Cost $88,719)	88,719	88,719

TOTAL INVESTMENTS — 99.3%

(Cost $41,623,800)		51,880,786
Other assets and liabilities,net — 0.7%		363,194

NET ASSETS — 100.0%		52,243,980

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (b)
6,546	5,630	(6,720)	2,486	1,724	219	—	275	9,666

DWS Group GmbH & Co. KGaA, 144A (b)
4,948	713	(1,224)	393	2,622	316	—	120	7,452

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (d)(e)
302,690	—	(302,690)(f)	—	—	131	—	—	—

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 4.25% (d)
59,667	2,848,611	(2,819,559)	—	—	4,032	—	88,719	88,719

373,851	2,854,954	(3,130,193)	2,879	4,346	4,698	—	89,114	105,837

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2025

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

CDI:	Chess Depositary Interests
CVA:	Certificaten Van Aandelen (Dutch Certificate)
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
Micro EURO STOXX 50 Index	EUR	12	75,967	75,315	9/19/2025	(652)
MINI TOPIX Index	JPY	5	99,755	104,631	9/11/2025	4,876
MSCI EAFE Index	USD	1	131,857	136,055	9/19/2025	4,198
S&P/TSX 60 Index Mini	CAD	1	57,516	61,754	9/18/2025	4,238

Total net unrealized appreciation						12,660

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2025

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$51,484,031	$—	$0	$51,484,031
Preferred Stocks (a)	175,939	—	—	175,939
Rights	—	—	0	0
Warrants	—	—	0	0
Exchange-Traded Funds	132,097	—	—	132,097
Short-Term Investments (a)	88,719	—	—	88,719
Derivatives (b)
Futures Contracts	13,312	—	—	13,312

TOTAL	$51,894,098	$—	$0	$51,894,098

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(652)	$—	$—	$(652)

TOTAL	$(652)	$—	$—	$(652)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

August 31, 2025

	Number of Shares	Value $

COMMON STOCKS — 99.6%
Australia — 1.8%
ANZ Group Holdings Ltd.	26,206	577,502
APA Group (a)	13,867	79,959
Aristocrat Leisure Ltd.	5,002	238,039
ASX Ltd.	1,848	75,643
Atlassian Corp., Class A *	1,589	282,492
BHP Group Ltd.	45,609	1,289,269
BlueScope Steel Ltd.	4,362	65,521
Brambles Ltd.	12,581	213,679
CAR Group Ltd.	3,196	84,592
Cochlear Ltd.	671	132,432
Coles Group Ltd.	11,146	174,206
Commonwealth Bank of Australia	14,991	1,670,918
Computershare Ltd.	4,804	120,015
CSL Ltd.	4,357	607,089
Evolution Mining Ltd.	17,093	96,883
Fortescue Ltd.	15,167	191,587
Goodman Group REIT	18,755	421,651
Insurance Australia Group Ltd.	20,552	117,161
Lottery Corp. Ltd.	23,584	90,762
Macquarie Group Ltd.	3,197	471,133
Medibank Pvt Ltd.	26,088	87,080
National Australia Bank Ltd.	27,336	765,574
Northern Star Resources Ltd.	13,619	168,379
Origin Energy Ltd.	16,692	141,150
Pro Medicus Ltd.	663	129,664
Qantas Airways Ltd.	7,025	54,025
QBE Insurance Group Ltd.	13,405	189,948
REA Group Ltd.	529	86,914
Rio Tinto Ltd.	3,342	252,572
Santos Ltd.	29,672	155,751
Scentre Group REIT	43,279	115,571
SGH Ltd.	1,545	51,076
Sigma Healthcare Ltd.	40,634	82,976
Sonic Healthcare Ltd.	4,389	69,086
South32 Ltd.	36,648	65,242
Stockland REIT	24,976	101,350
Suncorp Group Ltd.	9,464	131,812
Telstra Group Ltd.	31,962	102,295
Transurban Group (a)	28,209	269,557
Vicinity Ltd. REIT	43,189	73,212
Washington H Soul Pattinson & Co. Ltd.	1,899	54,389
Wesfarmers Ltd.	9,993	600,476
Westpac Banking Corp.	30,862	779,890
WiseTech Global Ltd.	1,497	99,732
Woodside Energy Group Ltd.	16,859	291,414
Woolworths Group Ltd.	10,696	201,615

(Cost $10,436,232)		12,121,283

	Number of Shares	Value $

Austria — 0.1%
Erste Group Bank AG	3,019	287,293
OMV AG	1,569	86,427
Verbund AG	494	35,243

(Cost $231,230)		408,963

Belgium — 0.2%
Ageas SA/NV	1,307	92,097
Anheuser-Busch InBev SA/NV	8,988	563,266
D’ieteren Group	265	57,415
Elia Group SA/NV	451	51,628
Groupe Bruxelles Lambert NV	749	65,841
KBC Group NV	2,224	262,272
Lotus Bakeries NV	4	39,188
Sofina SA	121	36,626
Syensqo SA	697	61,579
UCB SA	1,203	281,411

(Cost $1,223,861)		1,511,323

Bermuda — 0.1%
Arch Capital Group Ltd.	3,323	304,154
Everest Group Ltd.	359	122,735

(Cost $256,912)		426,889

Canada — 3.5%
Agnico Eagle Mines Ltd.	4,427	638,472
Alamos Gold, Inc., Class A	3,687	112,360
Alimentation Couche-Tard, Inc.	6,734	341,421
AltaGas Ltd.	3,200	94,885
ARC Resources Ltd.	6,087	117,178
Atkinsrealis Group, Inc.	1,493	102,698
Bank of Montreal	6,707	811,855
Bank of Nova Scotia	11,248	702,677
Barrick Mining Corp.	14,891	397,289
BCE, Inc.	694	17,323
Bombardier, Inc., Class B *	792	92,621
Brookfield Corp.	12,499	821,796
CAE, Inc. *	2,495	67,293
Cameco Corp.	3,641	281,744
Canadian Imperial Bank of Commerce	8,208	634,245
Canadian National Railway Co.	4,957	480,012
Canadian Natural Resources Ltd.	19,056	603,624
Canadian Pacific Kansas City Ltd.	8,643	658,541
Canadian Tire Corp. Ltd., Class A	539	67,230
Canadian Utilities Ltd., Class A	1,142	31,799
CCL Industries, Inc., Class B	1,317	78,917
Celestica, Inc. *	990	192,888
Cenovus Energy, Inc.	12,298	204,586
CGI, Inc.	1,960	190,382
Constellation Software, Inc.	185	613,142
Descartes Systems Group, Inc. *	736	73,576
Dollarama, Inc.	2,648	361,167

See Notes to Financial Statements.

18 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Element Fleet Management Corp.	3,212	85,625
Emera, Inc.	2,871	136,780
Empire Co. Ltd., Class A	1,187	46,090
Enbridge, Inc.	19,633	950,226
Fairfax Financial Holdings Ltd.	180	309,973
First Quantum Minerals Ltd. *	5,151	90,305
FirstService Corp.	358	72,095
Fortis, Inc.	4,513	224,672
Franco-Nevada Corp.	1,708	321,994
George Weston Ltd.	1,432	92,244
GFL Environmental, Inc.	2,049	102,528
Gildan Activewear, Inc.	1,214	66,299
Great-West Lifeco, Inc.	2,148	85,110
Hydro One Ltd., 144A	3,085	112,372
iA Financial Corp., Inc.	901	96,961
IGM Financial, Inc.	1,019	36,546
Imperial Oil Ltd.	1,582	143,595
Intact Financial Corp.	1,537	307,893
Ivanhoe Mines Ltd., Class A *	5,344	47,253
Keyera Corp.	1,810	58,336
Kinross Gold Corp.	10,208	213,461
Loblaw Cos. Ltd.	5,822	237,850
Lululemon Athletica, Inc. *	1,015	205,233
Lundin Gold, Inc.	1,060	65,200
Lundin Mining Corp.	5,359	62,023
Magna International, Inc.	2,406	110,473
Manulife Financial Corp.	15,437	475,045
Metro, Inc.	1,903	136,444
National Bank of Canada	3,527	370,849
Nutrien Ltd.	4,547	262,133
Open Text Corp.	2,136	70,663
Pan American Silver Corp.	3,327	112,899
Pembina Pipeline Corp.	5,190	196,078
Power Corp. of Canada	5,216	220,843
Restaurant Brands International, Inc.	2,830	179,267
Rogers Communications, Inc., Class B	3,516	126,022
Royal Bank of Canada	12,719	1,848,908
Saputo, Inc.	2,034	50,933
Shopify, Inc., Class A *	10,987	1,552,320
Stantec, Inc.	969	105,359
Sun Life Financial, Inc.	5,156	301,260
Suncor Energy, Inc.	11,202	463,191
TC Energy Corp.	8,900	463,621
Teck Resources Ltd., Class B	4,329	148,068
TELUS Corp.	4,185	69,011
TFI International, Inc.	716	67,858
Thomson Reuters Corp.	1,406	249,781
TMX Group Ltd.	2,675	106,868
Toromont Industries Ltd.	755	78,962

	Number of Shares	Value $
Toronto-Dominion Bank	15,643	1,174,920
Tourmaline Oil Corp.	2,785	118,301
Waste Connections, Inc.	2,249	415,638
Wheaton Precious Metals Corp.	3,954	397,200
Whitecap Resources, Inc., Class Common Subs. Receipt	11,100	83,597
WSP Global, Inc.	1,149	234,060

(Cost $17,205,800)		23,150,957

Chile — 0.0%
Antofagasta PLC

(Cost $71,093)	3,496	101,314

China — 0.0%
Yangzijiang Shipbuilding Holdings Ltd.

(Cost $46,502)	23,800	53,981

Denmark — 0.5%
A.P. Moller — Maersk A/S, Class A	16	32,867
A.P. Moller — Maersk A/S, Class B	39	80,327
Carlsberg AS, Class B	843	103,160
Coloplast A/S, Class B	1,045	100,416
Danske Bank A/S	6,691	275,205
Demant A/S *	768	29,384
DSV A/S	1,847	409,238
Genmab A/S *	544	135,461
Novo Nordisk A/S, Class B	28,993	1,631,218
Novonesis (Novozymes) B, Class B	3,357	213,509
Orsted AS, 144A *	1,716	51,973
Pandora A/S	752	103,887
ROCKWOOL A/S, Class B	1,296	48,976
Tryg A/S	3,195	84,068
Vestas Wind Systems A/S	9,057	180,366

(Cost $3,351,594)		3,480,055

Finland — 0.3%
Elisa OYJ	1,045	55,679
Fortum OYJ	4,175	72,276
Kesko OYJ, Class B	2,029	45,005
Kone OYJ, Class B	2,995	188,324
Metso Corp.	6,235	80,607
Neste OYJ	3,748	68,833
Nokia OYJ	49,612	213,643
Nordea Bank Abp	27,551	420,520
Orion OYJ, Class B	1,028	82,063
Sampo OYJ, Class A	22,657	260,056
Stora Enso OYJ, Class R	6,394	74,677
UPM-Kymmene OYJ	4,973	141,623
Wartsila OYJ Abp	4,229	123,949

(Cost $1,884,363)		1,827,255

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $

France — 2.7%
Accor SA	1,703	84,259
Aeroports de Paris SA	284	37,331
Air Liquide SA	5,211	1,074,851
Airbus SE	5,448	1,141,846
Alstom SA *	3,594	86,407
Amundi SA, 144A	236	17,444
Arkema SA	541	38,374
AXA SA	15,943	742,533
BioMerieux	439	60,994
BNP Paribas SA	9,224	829,511
Bollore SE	8,390	48,985
Bouygues SA	1,446	62,015
Bureau Veritas SA	2,894	87,260
Capgemini SE	1,438	204,422
Carrefour SA	4,688	67,851
Cie de Saint-Gobain SA	3,969	428,335
Cie Generale des Etablissements Michelin SCA	6,402	231,775
Covivio SA REIT	642	42,044
Credit Agricole SA	10,151	185,712
Danone SA	5,848	487,234
Dassault Aviation SA	202	63,839
Dassault Systemes SE	5,828	181,457
Edenred SE	2,165	62,593
Eiffage SA	744	93,617
Engie SA	15,901	329,249
EssilorLuxottica SA	2,694	820,496
FDJ UNITED	735	23,676
Gecina SA REIT	452	44,362
Getlink SE	2,943	55,633
Hermes International SCA	265	648,592
Ipsen SA	274	37,203
Kering SA	674	180,780
Klepierre SA REIT	1,544	60,254
Legrand SA	2,291	348,878
L’Oreal SA	2,151	1,001,812
LVMH Moet Hennessy Louis Vuitton SE	2,255	1,330,562
Orange SA	16,774	272,912
Pernod Ricard SA	1,820	207,066
Publicis Groupe SA	2,023	186,687
Renault SA	1,679	66,033
Rexel SA	1,799	58,287
Safran SA	3,255	1,085,464
Sanofi SA	9,923	981,341
Sartorius Stedim Biotech	284	58,141
Schneider Electric SE	4,972	1,222,435
Societe Generale SA	6,033	372,289
Sodexo SA	868	52,121
Teleperformance SE	540	41,666
Thales SA	891	234,865

	Number of Shares	Value $

TotalEnergies SE	18,565	1,162,574
Unibail-Rodamco-Westfield REIT *	1,072	111,424
Veolia Environnement SA	6,133	202,511
Vinci SA	4,377	593,789

(Cost $13,962,552)		18,151,791

Germany — 2.5%
adidas AG	1,473	286,812
Allianz SE	3,479	1,470,869
BASF SE	8,112	430,698
Bayer AG	8,771	288,077
Bayerische Motoren Werke AG	2,359	247,018
Beiersdorf AG	858	98,661
Brenntag SE	1,190	73,656
Commerzbank AG	6,937	264,867
Continental AG	926	81,291
Covestro AG *	1,713	119,101
CTS Eventim AG & Co. KGaA	670	62,778
Daimler Truck Holding AG	4,562	214,501
Delivery Hero SE, 144A *	1,328	35,254
Deutsche Bank AG (b)	16,111	566,304
Deutsche Boerse AG	1,666	490,634
Deutsche Lufthansa AG	4,974	46,320
Deutsche Post AG	8,893	404,712
Deutsche Telekom AG	31,416	1,148,036
E.ON SE	20,799	371,143
Evonik Industries AG	1,865	35,997
Fresenius Medical Care AG	1,724	88,366
Fresenius SE & Co. KGaA	3,561	193,444
GEA Group AG	1,388	101,054
Hannover Rueck SE	485	141,242
Heidelberg Materials AG	1,172	277,109
Henkel AG & Co. KGaA	948	72,848
Hensoldt AG	572	59,354
Infineon Technologies AG	11,690	478,363
Knorr-Bremse AG	532	55,545
LEG Immobilien SE	579	48,491
Mercedes-Benz Group AG	6,184	386,167
Merck KGaA	1,131	143,372
MTU Aero Engines AG	528	235,467
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	1,206	768,771
Nemetschek SE	474	65,468
Rational AG	34	25,351
Rheinmetall AG	403	796,957
RWE AG	5,720	229,246
SAP SE	9,417	2,553,938
Scout24 SE, 144A	848	109,879
Siemens AG	6,767	1,874,057
Siemens Energy AG *	6,215	659,958
Siemens Healthineers AG, 144A	3,400	188,280

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Symrise AG	1,203	116,564
Talanx AG	671	92,521
Vonovia SE	7,161	231,594
Zalando SE, 144A *	1,817	50,618

(Cost $11,671,431)		16,780,753

Hong Kong — 0.6%
AIA Group Ltd.	94,528	890,006
BOC Hong Kong Holdings Ltd.	30,136	136,148
CK Asset Holdings Ltd.	17,945	84,524
CK Hutchison Holdings Ltd.	23,191	152,755
CK Infrastructure Holdings Ltd.	5,547	37,177
CLP Holdings Ltd.	14,225	120,156
Futu Holdings Ltd., ADR	547	101,523
Galaxy Entertainment Group Ltd.	17,795	93,588
Hang Seng Bank Ltd.	6,003	85,781
Henderson Land Development Co. Ltd.	14,890	51,379
HKT Trust & HKT Ltd. (a)	27,274	41,283
Hong Kong & China Gas Co. Ltd.	86,257	77,562
Hong Kong Exchanges & Clearing Ltd.	10,802	624,910
Hongkong Land Holdings Ltd.	11,800	73,160
Jardine Matheson Holdings Ltd.	1,672	101,306
Link REIT	29,196	155,196
MTR Corp. Ltd.	14,800	50,043
Power Assets Holdings Ltd.	12,324	80,228
Prudential PLC	24,219	323,481
Sino Land Co. Ltd.	34,098	40,502
SITC International Holdings Co. Ltd.	13,035	45,948
Sun Hung Kai Properties Ltd.	12,512	147,014
Swire Pacific Ltd., Class A	2,782	23,820
Techtronic Industries Co. Ltd.	12,358	159,154
WH Group Ltd., 144A	92,708	99,179
Wharf Holdings Ltd.	8,838	25,304
Wharf Real Estate Investment Co. Ltd.	11,937	34,605

(Cost $4,125,312)		3,855,732

Ireland — 1.1%
Accenture PLC, Class A	5,638	1,465,711
AerCap Holdings NV	1,780	219,830
AIB Group PLC	20,361	165,398
Allegion PLC	816	138,557
Aptiv PLC *	1,962	156,038
Bank of Ireland Group PLC	9,071	134,207
DCC PLC	953	60,566
Eaton Corp. PLC	3,537	1,234,908
Experian PLC	8,475	438,770
James Hardie Industries PLC CDI *	5,207	106,227
Kerry Group PLC, Class A	1,547	141,511
Kingspan Group PLC	1,396	107,682

	Number of Shares	Value $
Medtronic PLC	11,893	1,103,789
Ryanair Holdings PLC	7,200	212,797
Smurfit WestRock PLC	1,816	85,529
Smurfit WestRock PLC	2,309	109,354
TE Connectivity PLC	2,798	577,787
Trane Technologies PLC	2,044	849,487

(Cost $5,946,927)		7,308,148

Israel — 0.3%
Azrieli Group Ltd.	446	42,672
Bank Hapoalim BM	11,191	218,496
Bank Leumi Le-Israel BM	12,291	235,931
Check Point Software Technologies Ltd. *	872	168,418
CyberArk Software Ltd. *	381	172,692
Elbit Systems Ltd.	273	131,980
ICL Group Ltd.	6,430	41,719
Israel Discount Bank Ltd., Class A	10,454	103,429
Mizrahi Tefahot Bank Ltd.	1,457	95,186
Monday.com Ltd. *	338	65,234
Nice Ltd. *	605	85,815
Nova Ltd. *	264	71,199
Phoenix Financial Ltd.	2,035	72,163
Teva Pharmaceutical Industries Ltd., ADR *	10,241	188,230
Wix.com Ltd. *	529	74,631

(Cost $1,173,704)		1,767,795

Italy — 0.8%
Banca Mediolanum SpA	3,213	64,987
Banco BPM SpA	10,592	145,366
BPER Banca SPA	13,160	136,755
Davide Campari-Milano NV	5,628	42,345
Enel SpA	71,905	663,556
Eni SpA	20,018	357,137
Ferrari NV	1,141	543,165
FinecoBank Banca Fineco SpA	5,563	122,091
Generali	7,644	298,482
Infrastrutture Wireless Italiane SpA, 144A	2,406	29,176
Intesa Sanpaolo SpA	128,447	808,117
Leonardo SpA	3,923	223,762
Mediobanca Banca di Credito Finanziario SpA	4,730	114,605
Moncler SpA	1,808	105,115
Nexi SpA, 144A	5,673	36,003
Poste Italiane SpA, 144A	3,223	75,488
Prysmian SpA	2,496	218,300
Recordati Industria Chimica e Farmaceutica SpA	1,113	68,721
Snam SpA	17,789	108,358
Telecom Italia SpA *	126,499	60,648
Terna - Rete Elettrica Nazionale	10,799	108,655

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
UniCredit SpA	12,227	945,146
Unipol Assicurazioni SpA	3,186	66,566

(Cost $2,844,356)		5,342,544

Luxembourg — 0.0%
ArcelorMittal SA	4,368	145,509
CVC Capital Partners PLC, 144A	1,329	26,834
Eurofins Scientific SE	1,213	92,032
Tenaris SA	4,147	75,311

(Cost $301,574)		339,686

Macau — 0.0%
Sands China Ltd.

(Cost $86,555)	22,047	57,522

Netherlands — 1.3%
ABN AMRO Bank NV CVA, 144A	4,149	119,710
Adyen NV, 144A *	237	397,915
Aegon Ltd.	9,056	71,254
Akzo Nobel NV	1,634	112,843
Argenx SE *	532	376,115
ASM International NV	448	215,365
ASML Holding NV	3,544	2,640,780
ASR Nederland NV	1,298	90,065
BE Semiconductor Industries NV	692	93,229
Euronext NV, 144A	789	130,309
EXOR NV	734	73,586
Ferrovial SE	4,566	249,535
Heineken Holding NV	1,170	82,922
Heineken NV	2,465	199,085
IMCD NV	553	62,127
ING Groep NV	27,248	649,358
JDE Peet’s NV	625	22,854
Koninklijke Ahold Delhaize NV	8,443	338,477
Koninklijke KPN NV	31,427	149,937
Koninklijke Philips NV	6,408	176,638
NN Group NV	2,044	140,727
NXP Semiconductors NV	2,244	527,003
Prosus NV *	12,069	746,035
QIAGEN NV	1,904	88,499
Randstad NV	1,211	57,252
Stellantis NV	16,980	162,658
Universal Music Group NV	9,858	278,547
Wolters Kluwer NV	2,238	281,867

(Cost $6,454,643)		8,534,692

New Zealand — 0.1%
Auckland International Airport Ltd.	11,023	49,106
Contact Energy Ltd.	11,919	63,577
Fisher & Paykel Healthcare Corp. Ltd.	4,664	100,723
Infratil Ltd.	9,178	61,520
Meridian Energy Ltd.	11,514	38,793

	Number of Shares	Value $
Xero Ltd. *	1,295	138,655

(Cost $443,321)		452,374

Norway — 0.2%
Aker BP ASA	2,692	68,027
DNB Bank ASA	8,117	213,842
Equinor ASA	6,277	154,810
Gjensidige Forsikring ASA	1,556	43,238
Kongsberg Gruppen ASA	4,109	122,708
Mowi ASA	3,586	73,737
Norsk Hydro ASA	13,761	89,271
Orkla ASA	7,273	81,290
Salmar ASA	505	25,860
Telenor ASA	6,602	110,127
Yara International ASA	1,203	43,786

(Cost $931,881)		1,026,696

Poland — 0.0%
InPost SA *

(Cost $48,422)	2,704	39,278

Portugal — 0.0%
Banco Comercial Portugues SA,
Class R	74,850	63,431
EDP SA	31,746	140,720
Galp Energia SGPS SA	3,342	64,936
Jeronimo Martins SGPS SA	2,927	72,427

(Cost $328,369)		341,514

Singapore — 0.5%
CapitaLand Ascendas REIT	25,179	53,380
CapitaLand Integrated
Commercial Trust REIT	63,265	112,427
CapitaLand Investment Ltd.	16,402	35,284
DBS Group Holdings Ltd.	19,037	749,610
Genting Singapore Ltd.	28,508	15,998
Grab Holdings Ltd., Class A *	18,313	91,382
Keppel Ltd.	15,500	105,709
Oversea-Chinese Banking Corp. Ltd.	29,785	388,621
Sea Ltd., ADR *	3,494	651,771
Sembcorp Industries Ltd.	8,600	40,688
Singapore Airlines Ltd.	14,250	73,083
Singapore Exchange Ltd.	9,131	117,927
Singapore Technologies Engineering Ltd.	17,202	102,971
Singapore Telecommunications Ltd.	65,500	220,035
United Overseas Bank Ltd.	12,001	329,162
Wilmar International Ltd.	20,400	46,906

(Cost $2,220,071)		3,134,954

Spain — 0.9%
Acciona SA	263	52,087
ACS Actividades de Construccion y Servicios SA	1,644	124,214

See Notes to Financial Statements.

22 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Aena Sme SA, 144A	6,212	179,888
Amadeus IT Group SA	4,315	361,631
Banco Bilbao Vizcaya Argentaria SA	50,299	911,974
Banco de Sabadell SA	48,099	182,693
Banco Santander SA	134,096	1,280,790
Bankinter SA	6,556	97,803
CaixaBank SA	36,124	360,676
Cellnex Telecom SA, 144A *	4,277	152,139
EDP Renovaveis SA	2,529	29,720
Endesa SA	2,819	85,923
Grifols SA	2,995	42,313
Iberdrola SA	57,138	1,075,097
Industria de Diseno Textil SA	9,584	473,403
Redeia Corp. SA	3,484	67,736
Repsol SA	11,672	191,406
Telefonica SA	27,656	148,196

(Cost $3,293,011)		5,817,689

Sweden — 0.9%
AddTech AB, Class B	2,340	81,971
Alfa Laval AB	2,902	131,978
Assa Abloy AB, Class B	8,723	307,874
Atlas Copco AB, Class A	23,829	380,114
Atlas Copco AB, Class B	13,948	198,109
Beijer Ref AB	2,723	46,284
Boliden AB *	2,422	83,360
Epiroc AB, Class A	6,014	125,540
Epiroc AB, Class B	3,969	73,795
EQT AB	4,081	146,581
Essity AB, Class B	4,956	133,821
Evolution AB, 144A	1,542	133,576
Fastighets AB Balder, Class B *	6,894	49,014
H & M Hennes & Mauritz AB, Class B	6,326	92,791
Hexagon AB, Class B	20,138	224,121
Holmen AB, Class B	855	33,275
Industrivarden AB, Class A	1,279	50,857
Industrivarden AB, Class C	1,541	61,275
Indutrade AB	2,418	60,130
Investment AB Latour, Class B	1,125	28,535
Investor AB, Class B	15,154	466,416
L E Lundbergforetagen AB, Class B	546	27,617
Lifco AB, Class B	2,300	81,639
Nibe Industrier AB, Class B	13,702	56,192
Saab AB, Class B	2,865	161,984
Sagax AB, Class B	1,669	36,144
Sandvik AB	9,486	239,604
Securitas AB, Class B	5,610	85,785
Skandinaviska Enskilda Banken AB, Class A	14,358	265,362
Skanska AB, Class B	2,401	59,555

	Number of Shares	Value $
SKF AB, Class B	2,817	72,225
Spotify Technology SA *	1,395	951,223
Svenska Cellulosa AB SCA, Class B	5,104	69,394
Svenska Handelsbanken AB, Class A	11,998	154,189
Swedbank AB, Class A	8,192	230,372
Swedish Orphan Biovitrum AB *	1,657	50,273
Tele2 AB, Class B	4,741	83,440
Telefonaktiebolaget LM Ericsson, Class B	26,677	212,209
Telia Co. AB	21,984	81,981
Trelleborg AB, Class B	1,660	64,183
Volvo AB, Class B	14,320	440,066

(Cost $5,419,344)		6,332,854

Switzerland — 2.8%
ABB Ltd.	14,307	961,141
Alcon, Inc.	4,390	349,750
Amcor PLC	21,624	186,615
Amrize Ltd. *	4,560	238,201
Avolta AG *	799	45,977
Baloise Holding AG	318	82,540
Banque Cantonale Vaudoise	277	32,240
Barry Callebaut AG	38	51,361
Belimo Holding AG	89	98,016
BKW AG	222	46,287
Chocoladefabriken Lindt & Spruengli AG	1	149,928
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	122,045
Chubb Ltd.	3,400	935,238
Cie Financiere Richemont SA, Class A	4,923	861,009
Coca-Cola HBC AG *	2,153	108,673
DSM-Firmenich AG	1,781	174,069
EMS-Chemie Holding AG	75	57,584
Galderma Group AG	1,067	186,413
Garmin Ltd.	1,366	330,326
Geberit AG	300	220,086
Givaudan SA	81	341,618
Glencore PLC *	93,747	370,091
Helvetia Holding AG	271	69,798
Holcim AG *	4,560	382,354
Julius Baer Group Ltd.	1,738	125,502
Kuehne + Nagel International AG	456	92,906
Logitech International SA	1,385	143,206
Lonza Group AG	623	442,076
Nestle SA	23,212	2,190,042
Novartis AG	17,215	2,179,425
Partners Group Holding AG	197	270,581
Roche Holding AG	6,360	2,071,845
Roche Holding AG	285	97,800

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Sandoz Group AG	3,636	228,248
Schindler Holding AG	250	89,481
Schindler Holding AG Participation Certificates	388	144,313
SGS SA	1,553	158,517
SIG Group AG *	2,642	41,892
Sika AG	1,434	332,904
Sonova Holding AG	449	130,871
STMicroelectronics NV	2,973	80,908
STMicroelectronics NV, Class Y	2,973	80,241
Straumann Holding AG	942	110,604
Swatch Group AG — Bearer	277	50,110
Swiss Life Holding AG	264	285,459
Swiss Prime Site AG	612	85,169
Swiss Re AG	2,729	494,878
Swisscom AG	241	174,330
UBS Group AG	28,257	1,145,062
VAT Group AG, 144A	277	90,617
Zurich Insurance Group AG	1,324	968,332

(Cost $15,589,717)		18,706,679

United Kingdom — 3.9%
3i Group PLC	9,126	495,530
Admiral Group PLC	2,516	123,256
Anglo American PLC	9,795	301,460
Aon PLC, Class A	1,780	653,260
Ashtead Group PLC	3,804	279,891
Associated British Foods PLC	2,771	80,865
AstraZeneca PLC	13,840	2,204,557
Auto Trader Group PLC, 144A	8,953	97,155
Aviva PLC	27,490	242,007
BAE Systems PLC	27,734	658,536
Barclays PLC	130,202	633,978
Barratt Redrow PLC	12,395	60,236
BP PLC	140,521	820,346
British American Tobacco PLC	17,800	1,006,438
BT Group PLC	61,227	179,090
Bunzl PLC	2,979	100,700
Centrica PLC	54,380	118,250
CNH Industrial NV	8,499	97,314
Coca-Cola Europacific Partners PLC	1,729	153,639
Compass Group PLC	15,358	521,226
Diageo PLC	19,891	550,643
Entain PLC	5,600	66,428
GSK PLC	36,799	722,144
Haleon PLC	81,453	399,361
Halma PLC	3,088	137,177
Hikma Pharmaceuticals PLC	1,708	41,191
HSBC Holdings PLC	158,142	2,022,698
Imperial Brands PLC	6,984	294,584
Informa PLC	11,284	132,695

	Number of Shares	Value $
InterContinental Hotels Group PLC	1,390	168,115
International Consolidated Airlines Group SA	10,866	56,115
Intertek Group PLC	1,436	90,991
J Sainsbury PLC	15,853	64,126
JD Sports Fashion PLC	27,832	36,106
Kingfisher PLC	15,166	52,741
Land Securities Group PLC REIT	6,153	46,054
Legal & General Group PLC	50,374	168,443
Lloyds Banking Group PLC	535,596	575,420
London Stock Exchange Group PLC	4,213	521,840
M&G PLC	24,648	88,280
Marks & Spencer Group PLC	16,725	78,048
Melrose Industries PLC	11,990	95,251
Mondi PLC	4,361	61,364
National Grid PLC	43,187	607,401
NatWest Group PLC	71,527	493,426
Next PLC	982	158,611
Pearson PLC	4,467	64,998
Pentair PLC	1,534	164,951
Phoenix Group Holdings PLC	6,634	61,082
Reckitt Benckiser Group PLC	6,384	476,968
RELX PLC	16,121	750,548
Rentokil Initial PLC	22,044	108,706
Rio Tinto PLC	9,875	619,318
Rolls-Royce Holdings PLC	76,106	1,100,206
Sage Group PLC	9,729	142,814
Schroders PLC	8,922	45,805
Segro PLC REIT	11,113	94,139
Severn Trent PLC	2,404	83,991
Shell PLC	53,424	1,966,142
Smith & Nephew PLC	7,770	145,183
Smiths Group PLC	2,876	91,545
Spirax Group PLC	568	55,982
SSE PLC	9,410	219,941
Standard Chartered PLC	18,479	346,029
Tesco PLC	61,260	349,849
Unilever PLC	22,579	1,419,109
United Utilities Group PLC	7,015	108,993
Vodafone Group PLC	195,186	233,011
Whitbread PLC	1,804	76,653
Willis Towers Watson PLC	899	293,784
Wise PLC, Class A *	5,963	84,914
WPP PLC	10,767	56,863

(Cost $18,834,234)		25,718,511

United States — 74.4%
3M Co.	4,856	755,254
Abbott Laboratories	15,531	2,060,342
AbbVie, Inc.	15,939	3,353,566
Adobe, Inc. *	3,797	1,354,390

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Advanced Micro Devices, Inc. *	14,472	2,353,581
AECOM	1,113	139,003
Affirm Holdings, Inc. *	2,409	213,100
Aflac, Inc.	4,710	503,311
Agilent Technologies, Inc.	2,629	330,360
Air Products and Chemicals, Inc.	1,993	586,161
Airbnb, Inc., Class A *	3,843	501,627
Akamai Technologies, Inc. *	1,458	115,372
Albertsons Cos., Inc., Class A	3,140	61,104
Alexandria Real Estate Equities, Inc. REIT	1,373	113,190
Align Technology, Inc. *	632	89,719
Alliant Energy Corp.	2,298	149,531
Allstate Corp.	2,396	487,466
Alnylam Pharmaceuticals, Inc. *	1,140	509,021
Alphabet, Inc., Class A	52,321	11,139,664
Alphabet, Inc., Class C	44,308	9,461,087
Altria Group, Inc.	15,125	1,016,551
Amazon.com, Inc. *	86,089	19,714,381
Ameren Corp.	2,381	237,576
American Electric Power Co., Inc.	4,719	523,903
American Express Co.	5,102	1,690,191
American Financial Group, Inc.	632	85,864
American Homes 4 Rent, Class A REIT	2,719	97,395
American International Group, Inc.	5,339	434,167
American Tower Corp. REIT	4,210	858,208
American Water Works Co., Inc.	1,767	253,582
Ameriprise Financial, Inc.	877	451,488
AMETEK, Inc.	2,028	374,774
Amgen, Inc.	4,892	1,407,477
Amphenol Corp., Class A	10,831	1,179,063
Analog Devices, Inc.	4,478	1,125,366
Annaly Capital Management, Inc. REIT	4,313	91,392
Apollo Global Management, Inc.	3,927	534,975
Apple, Inc.	134,496	31,221,901
Applied Materials, Inc.	7,395	1,188,820
AppLovin Corp., Class A *	2,075	993,074
Archer-Daniels-Midland Co.	4,177	261,647
Ares Management Corp., Class A	1,734	310,733
Arista Networks, Inc. *	9,556	1,304,872
Arthur J Gallagher & Co.	2,232	675,738
AT&T, Inc.	64,385	1,885,837
Atmos Energy Corp.	1,334	221,617
Autodesk, Inc. *	1,949	613,350
Automatic Data Processing, Inc.	3,633	1,104,614
AutoZone, Inc. *	154	646,574
AvalonBay Communities, Inc. REIT	1,219	238,741

	Number of Shares	Value $
Avery Dennison Corp.	743	127,536
Axon Enterprise, Inc. *	633	473,035
Baker Hughes Co.	9,111	413,639
Ball Corp.	2,190	115,282
Bank of America Corp.	65,033	3,299,774
Bank of New York Mellon Corp.	6,656	702,874
Baxter International, Inc.	4,340	107,155
Becton Dickinson & Co.	2,672	515,643
Bentley Systems, Inc., Class B	1,158	64,443
Berkshire Hathaway, Inc., Class B *	12,207	6,139,877
Best Buy Co., Inc.	1,976	145,513
Biogen, Inc. *	1,299	171,754
BioMarin Pharmaceutical, Inc. *	1,592	92,766
Blackrock, Inc.	1,349	1,520,512
Blackstone, Inc.	6,732	1,153,865
Block, Inc. *	4,780	380,679
Boeing Co. *	6,804	1,596,763
Booking Holdings, Inc.	290	1,623,725
Booz Allen Hamilton Holding Corp.	1,054	114,591
Boston Scientific Corp. *	13,223	1,395,027
Bristol-Myers Squibb Co.	18,129	855,326
Broadcom, Inc.	40,227	11,963,108
Broadridge Financial Solutions, Inc.	1,031	263,544
Brookfield Asset Management Ltd., Class A	3,994	240,434
Brookfield Renewable Corp.	1,130	38,099
Brown & Brown, Inc.	2,280	221,046
Brown-Forman Corp., Class B	1,601	47,934
Builders FirstSource, Inc. *	1,045	144,921
Bunge Global SA	1,309	110,244
Burlington Stores, Inc. *	533	154,932
BXP, Inc. REIT	1,216	88,172
C.H. Robinson Worldwide, Inc.	1,121	144,273
Cadence Design Systems, Inc. *	2,413	845,588
Camden Property Trust REIT	849	95,071
Capital One Financial Corp.	5,761	1,309,014
Cardinal Health, Inc.	2,181	324,489
Carlisle Cos., Inc.	429	165,547
Carlyle Group, Inc.	1,667	107,622
Carnival Corp. *	8,946	285,288
Carrier Global Corp.	6,895	449,554
Carvana Co. *	1,023	380,474
Caterpillar, Inc.	4,304	1,803,548
Cboe Global Markets, Inc.	872	205,748
CBRE Group, Inc., Class A *	2,669	432,698
CDW Corp.	1,170	192,769
Cencora, Inc.	1,612	470,075
Centene Corp. *	4,920	142,877
CenterPoint Energy, Inc.	5,576	210,271

See Notes to Financial Statements.

DBX ETF Trust | 25

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
CF Industries Holdings, Inc.	1,411	122,235
Charles Schwab Corp.	15,447	1,480,440
Charter Communications, Inc., Class A *	862	228,930
Cheniere Energy, Inc.	2,020	488,476
Chevron Corp.	17,636	2,832,342
Chipotle Mexican Grill, Inc. *	12,189	513,644
Church & Dwight Co., Inc.	2,094	195,077
Cigna Group	2,494	750,370
Cincinnati Financial Corp.	1,377	211,507
Cintas Corp.	3,266	685,958
Cisco Systems, Inc.	36,090	2,493,458
Citigroup, Inc.	16,585	1,601,613
Citizens Financial Group, Inc.	4,339	226,843
Clorox Co.	1,065	125,883
Cloudflare, Inc., Class A *	2,717	567,065
CME Group, Inc.	3,197	852,032
CMS Energy Corp.	2,799	200,324
Coca-Cola Co.	36,769	2,536,693
Cognizant Technology Solutions Corp., Class A	4,468	322,813
Coinbase Global, Inc., Class A *	1,869	569,185
Colgate-Palmolive Co.	6,755	567,893
Comcast Corp., Class A	33,511	1,138,369
ConocoPhillips	11,186	1,107,078
Consolidated Edison, Inc.	3,156	310,014
Constellation Brands, Inc., Class A	1,502	243,234
Constellation Energy Corp.	2,860	880,823
Cooper Cos., Inc. *	1,737	117,065
Copart, Inc. *	7,906	385,892
Corebridge Financial, Inc.	2,207	76,737
Corning, Inc.	7,206	483,018
Corpay, Inc. *	594	193,448
Corteva, Inc.	6,393	474,297
CoStar Group, Inc. *	3,633	325,117
Costco Wholesale Corp.	3,977	3,751,584
Coterra Energy, Inc.	7,192	175,772
CRH PLC	5,168	581,201
CRH PLC	1,112	125,600
Crowdstrike Holdings, Inc., Class A *	2,255	955,444
Crown Castle, Inc. REIT	4,001	396,659
Crown Holdings, Inc.	1,160	115,281
CSX Corp.	17,414	566,129
Cummins, Inc.	1,247	496,855
CVS Health Corp.	11,414	834,934
D.R. Horton, Inc.	2,632	446,071
Danaher Corp.	5,751	1,183,671
Darden Restaurants, Inc.	1,120	231,773
Datadog, Inc., Class A *	2,527	345,390
DaVita, Inc. *	363	50,007

	Number of Shares	Value $
Deckers Outdoor Corp. *	1,354	161,979
Deere & Co.	2,366	1,132,462
Dell Technologies, Inc., Class C	2,845	347,517
Delta Air Lines, Inc.	1,126	69,564
Devon Energy Corp.	5,957	215,048
Dexcom, Inc. *	3,396	255,855
Diamondback Energy, Inc.	1,716	255,272
Dick’s Sporting Goods, Inc.	514	109,379
Digital Realty Trust, Inc. REIT	2,959	496,047
Docusign, Inc. *	1,725	132,239
Dollar General Corp.	2,028	220,565
Dollar Tree, Inc. *	1,978	215,938
Dominion Energy, Inc.	7,453	446,435
Domino’s Pizza, Inc.	301	137,948
DoorDash, Inc., Class A *	3,214	788,234
Dover Corp.	1,290	230,729
Dow, Inc.	6,393	157,460
DraftKings, Inc., Class A *	3,706	177,814
DTE Energy Co.	1,798	245,697
Duke Energy Corp.	6,954	851,795
DuPont de Nemours, Inc.	3,784	291,065
Dynatrace, Inc. *	2,616	132,370
eBay, Inc.	4,030	365,158
Ecolab, Inc.	2,302	637,746
Edison International	3,407	191,235
Edwards Lifesciences Corp. *	5,531	449,892
Electronic Arts, Inc.	2,289	393,594
Elevance Health, Inc.	2,079	662,473
Eli Lilly & Co.	7,242	5,305,344
EMCOR Group, Inc.	388	240,560
Emerson Electric Co.	5,213	688,116
Entegris, Inc.	1,395	116,817
Entergy Corp.	3,900	343,551
EOG Resources, Inc.	4,691	585,531
EQT Corp.	5,055	262,051
Equifax, Inc.	1,082	266,497
Equinix, Inc. REIT	891	700,495
Equitable Holdings, Inc.	2,853	151,951
Equity LifeStyle Properties, Inc. REIT	1,710	103,096
Equity Residential REIT	3,310	218,857
Erie Indemnity Co., Class A	270	95,683
Essential Utilities, Inc.	2,109	83,327
Essex Property Trust, Inc. REIT	597	161,315
Estee Lauder Cos., Inc., Class A	2,041	187,221
Evergy, Inc.	2,019	143,874
Eversource Energy	3,541	226,872
Exelon Corp.	8,840	386,131
Expand Energy Corp.	1,843	178,366
Expedia Group, Inc.	1,210	259,908
Expeditors International of Washington, Inc.	1,266	152,604

See Notes to Financial Statements.

26 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Extra Space Storage, Inc. REIT	1,839	264,044
Exxon Mobil Corp.	38,960	4,452,738
F5, Inc. *	530	165,964
FactSet Research Systems, Inc.	336	125,436
Fair Isaac Corp. *	227	345,412
Fastenal Co.	10,070	500,076
FedEx Corp.	2,105	486,402
Ferguson Enterprises, Inc.	1,847	426,934
Fidelity National Financial, Inc.	2,202	131,834
Fidelity National Information Services, Inc.	5,005	349,399
Fifth Third Bancorp	6,052	277,000
First Citizens BancShares, Inc., Class A	85	168,632
First Solar, Inc. *	868	169,425
FirstEnergy Corp.	5,215	227,478
Fiserv, Inc. *	4,956	684,820
Flutter Entertainment PLC *	181	55,598
Flutter Entertainment PLC *	1,428	436,793
Ford Motor Co.	35,100	413,127
Fortinet, Inc. *	5,897	464,507
Fortive Corp.	3,120	149,323
Fox Corp., Class A	1,507	89,968
Fox Corp., Class B	1,333	72,715
Freeport-McMoRan, Inc.	13,218	586,879
Gaming and Leisure Properties, Inc. REIT	2,609	125,258
Gartner, Inc. *	682	171,312
GE Aerospace	9,553	2,628,986
GE HealthCare Technologies, Inc.	4,016	296,100
GE Vernova, Inc.	2,442	1,496,873
Gen Digital, Inc.	4,765	143,903
General Dynamics Corp.	2,045	663,746
General Mills, Inc.	5,187	255,875
General Motors Co.	9,033	529,243
Genuine Parts Co.	1,316	183,358
Gilead Sciences, Inc.	11,049	1,248,206
Global Payments, Inc.	2,283	202,776
GoDaddy, Inc., Class A *	1,192	176,786
Goldman Sachs Group, Inc.	2,767	2,062,107
Graco, Inc.	1,430	122,108
Halliburton Co.	8,207	186,545
Hartford Insurance Group, Inc.	2,607	344,932
HCA Healthcare, Inc.	1,637	661,283
Healthpeak Properties, Inc. REIT	6,304	113,094
HEICO Corp.	359	112,015
HEICO Corp., Class A	699	171,262
Hershey Co.	1,309	240,529
Hewlett Packard Enterprise Co.	11,424	257,840
Hilton Worldwide Holdings, Inc.	2,160	596,290
Hologic, Inc. *	2,022	135,717

	Number of Shares	Value $
Home Depot, Inc.	8,932	3,633,270
Honeywell International, Inc.	5,768	1,266,076
Hormel Foods Corp.	2,805	71,359
Howmet Aerospace, Inc.	3,560	619,796
HP, Inc.	8,217	234,513
Hubbell, Inc.	443	190,929
HubSpot, Inc. *	449	216,943
Humana, Inc.	1,103	334,937
Huntington Bancshares, Inc.	13,175	234,647
Hyatt Hotels Corp., Class A	288	41,553
IDEX Corp.	718	118,111
IDEXX Laboratories, Inc. *	774	500,848
Illinois Tool Works, Inc.	2,384	630,926
Illumina, Inc. *	1,457	145,642
Incyte Corp. *	1,703	144,091
Ingersoll Rand, Inc.	3,580	284,359
Insulet Corp. *	622	211,405
Intel Corp. *	38,015	925,665
Interactive Brokers Group, Inc., Class A	3,652	227,300
Intercontinental Exchange, Inc.	5,019	886,355
International Business Machines Corp.	8,345	2,031,924
International Flavors & Fragrances, Inc.	2,253	152,100
International Paper Co.	4,460	221,573
Intuit, Inc.	2,509	1,673,503
Intuitive Surgical, Inc. *	3,270	1,547,675
Invitation Homes, Inc. REIT	5,413	169,373
IQVIA Holdings, Inc. *	1,574	300,335
Iron Mountain, Inc. REIT	2,675	246,983
J M Smucker Co.	953	105,316
Jabil, Inc.	855	175,130
Jack Henry & Associates, Inc.	580	94,691
Jacobs Solutions, Inc.	1,028	150,324
JB Hunt Transport Services, Inc.	685	99,318
Johnson & Johnson	21,761	3,855,396
Johnson Controls International PLC	6,043	645,936
JPMorgan Chase & Co.	25,037	7,546,653
Kellanova	2,431	193,265
Kenvue, Inc.	17,177	355,736
Keurig Dr Pepper, Inc.	11,591	337,182
KeyCorp	9,088	175,944
Keysight Technologies, Inc. *	1,578	257,893
Kimberly-Clark Corp.	2,995	386,774
Kimco Realty Corp. REIT	5,956	133,950
Kinder Morgan, Inc.	18,355	495,218
KKR & Co., Inc.	5,558	775,285
KLA Corp.	1,187	1,035,064
Kraft Heinz Co.	7,661	214,278
Kroger Co.	5,605	380,243

See Notes to Financial Statements.

DBX ETF Trust | 27

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
L3Harris Technologies, Inc.	1,688	468,623
Labcorp Holdings, Inc.	688	191,257
Lam Research Corp.	11,418	1,143,513
Las Vegas Sands Corp.	3,591	206,949
Leidos Holdings, Inc.	1,272	230,130
Lennar Corp., Class A	2,193	291,976
Lennox International, Inc.	285	158,990
Liberty Media Corp.-Liberty Formula One, Class C *	1,880	187,812
Linde PLC	4,227	2,021,732
Live Nation Entertainment, Inc. *	1,548	257,727
Lockheed Martin Corp.	1,856	845,649
Loews Corp.	1,700	164,560
Lowe’s Cos., Inc.	5,108	1,318,170
LPL Financial Holdings, Inc.	730	266,070
LyondellBasell Industries NV, Class A	2,152	121,265
M&T Bank Corp.	1,446	291,600
Marathon Petroleum Corp.	2,768	497,437
Markel Group, Inc. *	122	239,005
Marriott International, Inc., Class A	2,111	565,452
Marsh & McLennan Cos., Inc.	4,370	899,390
Martin Marietta Materials, Inc.	515	317,446
Marvell Technology, Inc.	7,578	476,391
Masco Corp.	1,942	142,523
Mastercard, Inc., Class A	7,700	4,583,733
McCormick & Co., Inc.	2,255	158,684
McDonald’s Corp.	6,478	2,031,112
McKesson Corp.	1,119	768,350
Merck & Co., Inc.	22,900	1,926,348
Meta Platforms, Inc., Class A	19,580	14,463,746
MetLife, Inc.	5,541	450,816
Mettler-Toledo International, Inc. *	187	243,294
Microchip Technology, Inc.	4,892	317,980
Micron Technology, Inc.	10,126	1,205,095
Microsoft Corp.	63,638	32,244,738
Mid-America Apartment Communities, Inc. REIT	1,036	151,070
Molina Healthcare, Inc. *	540	97,648
Molson Coors Beverage Co., Class B	1,622	81,895
Mondelez International, Inc., Class A	12,033	739,308
MongoDB, Inc. *	641	202,306
Monolithic Power Systems, Inc.	470	392,807
Monster Beverage Corp. *	6,852	427,633
Moody’s Corp.	1,481	754,955
Morgan Stanley	10,885	1,637,975
Motorola Solutions, Inc.	1,498	707,745
MSCI, Inc.	653	370,721
Nasdaq, Inc.	3,841	363,896

	Number of Shares	Value $
Natera, Inc. *	1,181	198,703
NetApp, Inc.	1,973	222,535
Netflix, Inc. *	3,837	4,636,055
Neurocrine Biosciences, Inc. *	857	119,637
Newmont Corp.	10,112	752,333
News Corp., Class A	3,561	104,729
NextEra Energy, Inc.	18,380	1,324,279
NIKE, Inc., Class B	10,585	818,961
NiSource, Inc.	4,837	204,460
Nordson Corp.	532	119,748
Norfolk Southern Corp.	2,021	565,840
Northern Trust Corp.	1,855	243,524
Northrop Grumman Corp.	1,209	713,358
NRG Energy, Inc.	1,904	277,146
Nucor Corp.	2,242	333,453
Nutanix, Inc., Class A *	2,306	154,986
NVIDIA Corp.	219,734	38,273,268
NVR, Inc. *	29	235,412
Occidental Petroleum Corp.	5,957	283,613
Okta, Inc. *	1,352	125,425
Old Dominion Freight Line, Inc.	1,752	264,499
Omnicom Group, Inc.	1,794	140,524
ON Semiconductor Corp. *	3,991	197,914
ONEOK, Inc.	5,548	423,756
Oracle Corp.	15,090	3,412,302
O’Reilly Automotive, Inc. *	7,611	789,108
Otis Worldwide Corp.	3,614	312,177
Owens Corning	861	129,296
PACCAR, Inc.	4,791	479,004
Packaging Corp. of America	872	190,061
Palantir Technologies, Inc., Class A *	20,375	3,192,966
Palo Alto Networks, Inc. *	5,860	1,116,447
Parker-Hannifin Corp.	1,160	880,846
Paychex, Inc.	2,900	404,420
Paycom Software, Inc.	464	105,398
PayPal Holdings, Inc. *	8,663	608,056
PepsiCo, Inc.	12,416	1,845,638
Pfizer, Inc.	50,631	1,253,624
PG&E Corp.	21,545	329,208
Philip Morris International, Inc.	14,023	2,343,664
Phillips 66	3,858	515,352
Pinterest, Inc., Class A *	5,891	215,787
PNC Financial Services Group, Inc.	3,638	754,667
Pool Corp.	307	95,388
PPG Industries, Inc.	2,023	225,018
PPL Corp.	6,482	236,399
Principal Financial Group, Inc.	2,078	167,300
Procter & Gamble Co.	20,999	3,297,683
Progressive Corp.	5,183	1,280,512
Prologis, Inc. REIT	8,389	954,500

See Notes to Financial Statements.

28 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Prudential Financial, Inc.	3,269	358,479
PTC, Inc. *	1,154	246,379
Public Service Enterprise Group, Inc.	4,582	377,236
Public Storage REIT	1,458	429,512
PulteGroup, Inc.	1,922	253,742
Pure Storage, Inc., Class A *	2,792	216,687
QUALCOMM, Inc.	9,745	1,566,314
Quanta Services, Inc.	1,286	486,057
Quest Diagnostics, Inc.	928	168,562
Raymond James Financial, Inc.	1,720	291,437
RB Global, Inc.	1,568	179,658
Realty Income Corp. REIT	7,851	461,325
Reddit, Inc., Class A *	936	210,675
Regency Centers Corp. REIT	1,457	105,633
Regeneron Pharmaceuticals, Inc.	905	525,534
Regions Financial Corp.	8,252	226,022
Reliance, Inc.	471	139,256
Republic Services, Inc.	1,994	466,536
ResMed, Inc.	1,312	360,157
Revvity, Inc.	1,052	94,796
Rivian Automotive, Inc., Class A * (c)	5,627	76,358
Robinhood Markets, Inc., Class A *	6,535	679,836
ROBLOX Corp., Class A *	4,969	619,088
Rocket Lab Corp. * (c)	3,882	188,665
Rockwell Automation, Inc.	992	340,683
Rollins, Inc.	2,701	152,715
Roper Technologies, Inc.	929	488,942
Ross Stores, Inc.	2,951	434,269
Royal Caribbean Cruises Ltd.	2,214	804,169
Royalty Pharma PLC, Class A	3,830	137,803
RPM International, Inc.	1,126	141,099
RTX Corp.	11,907	1,888,450
S&P Global, Inc.	2,829	1,551,537
Salesforce, Inc.	8,742	2,240,138
Samsara, Inc., Class A *	2,880	104,083
SBA Communications Corp. REIT	1,018	208,537
Schlumberger NV	13,502	497,414
Seagate Technology Holdings PLC	1,702	284,915
Sempra	6,154	508,074
ServiceNow, Inc. *	1,860	1,706,476
Sherwin-Williams Co.	2,180	797,509
Simon Property Group, Inc. REIT	3,025	546,497
Snap, Inc., Class A *	9,407	67,166
Snap-on, Inc.	446	145,057
Snowflake, Inc. *	2,883	688,057
SoFi Technologies, Inc. *	9,947	254,046
Solventum Corp. *	1,214	88,731
Southern Co.	9,771	901,863

	Number of Shares	Value $
SS&C Technologies Holdings, Inc.	2,217	196,559
Starbucks Corp.	10,162	896,187
State Street Corp.	2,789	320,651
Steel Dynamics, Inc.	1,256	164,436
STERIS PLC	868	212,712
Strategy, Inc. *	2,353	786,867
Stryker Corp.	3,083	1,206,717
Sun Communities, Inc. REIT	1,043	132,325
Super Micro Computer, Inc. *	4,570	189,838
Synchrony Financial	3,547	270,778
Synopsys, Inc. *	1,650	995,808
Sysco Corp.	4,422	355,838
T. Rowe Price Group, Inc.	1,979	212,980
Take-Two Interactive Software, Inc. *	1,590	370,899
Tapestry, Inc.	1,869	190,302
Targa Resources Corp.	1,941	325,622
Target Corp.	4,192	402,348
Teledyne Technologies, Inc. *	419	225,493
Teradyne, Inc.	1,456	172,157
Tesla, Inc. *	26,021	8,687,631
Texas Instruments, Inc.	8,123	1,644,745
Texas Pacific Land Corp.	195	182,029
Textron, Inc.	1,231	98,677
Thermo Fisher Scientific, Inc.	3,410	1,680,175
TJX Cos., Inc.	10,255	1,400,936
T-Mobile US, Inc.	4,598	1,158,650
Toast, Inc., Class A *	3,696	166,690
Tractor Supply Co.	4,519	279,093
Trade Desk, Inc., Class A *	3,929	214,759
Tradeweb Markets, Inc., Class A	947	116,822
TransDigm Group, Inc.	502	702,238
TransUnion	1,819	160,800
Travelers Cos., Inc.	2,024	549,536
Trimble, Inc. *	2,300	185,886
Truist Financial Corp.	11,818	553,319
Twilio, Inc., Class A *	1,461	154,296
Tyler Technologies, Inc. *	406	228,529
Tyson Foods, Inc., Class A	2,470	140,247
Uber Technologies, Inc. *	17,876	1,675,875
UDR, Inc. REIT	2,776	109,846
U-Haul Holding Co.	821	42,889
Ulta Beauty, Inc. *	423	208,425
Union Pacific Corp.	5,298	1,184,474
United Airlines Holdings, Inc. *	681	71,505
United Parcel Service, Inc., Class B	6,426	561,889
United Rentals, Inc.	579	553,721
United Therapeutics Corp. *	391	119,161
UnitedHealth Group, Inc.	8,175	2,533,187

See Notes to Financial Statements.

DBX ETF Trust | 29

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $

Universal Health Services, Inc., Class B	524	95,148
US Bancorp	13,948	681,081
Valero Energy Corp.	2,812	427,452
Veeva Systems, Inc., Class A *	1,372	369,342
Ventas, Inc. REIT	4,067	276,881
Veralto Corp.	2,336	248,060
VeriSign, Inc.	862	235,645
Verisk Analytics, Inc.	1,280	343,194
Verizon Communications, Inc.	37,440	1,655,971
Vertex Pharmaceuticals, Inc. *	2,320	907,166
Vertiv Holdings Co., Class A	3,118	397,701
VICI Properties, Inc. REIT	9,738	328,950
Visa, Inc., Class A	15,413	5,421,985
Vistra Corp.	3,100	586,241
Vulcan Materials Co.	1,235	359,583
W.R. Berkley Corp.	2,519	180,587
W.W. Grainger, Inc.	399	404,387
Walmart, Inc.	39,697	3,849,815
Walt Disney Co.	16,305	1,930,186
Warner Bros Discovery, Inc. *	20,651	240,378
Waste Management, Inc.	3,674	831,757
Waters Corp. *	544	164,179
Watsco, Inc.	317	127,554
WEC Energy Group, Inc.	2,746	292,476
Wells Fargo & Co.	29,184	2,398,341
Welltower, Inc. REIT	5,894	991,842
West Pharmaceutical Services, Inc.	648	160,024
Western Digital Corp.	2,971	238,690
Westinghouse Air Brake Technologies Corp.	1,549	299,732
Weyerhaeuser Co. REIT	6,599	170,716
Williams Cos., Inc.	10,803	625,278
Williams-Sonoma, Inc.	1,068	200,987
Workday, Inc., Class A *	2,041	471,104
WP Carey, Inc. REIT	2,052	137,689
Xcel Energy, Inc.	4,877	353,046
Xylem, Inc.	2,072	293,312
Yum! Brands, Inc.	2,494	366,543
Zebra Technologies Corp., Class A *	416	131,909
Zillow Group, Inc., Class C *	1,222	103,027
Zimmer Biomet Holdings, Inc.	1,798	190,768
Zoetis, Inc.	4,098	640,927
Zoom Communications, Inc. *	2,316	188,569
Zscaler, Inc. *	860	238,263

(Cost $313,179,621)		496,659,903

	Number of Shares	Value $

Uruguay — 0.1%
MercadoLibre, Inc. *

(Cost $484,916)	407	1,006,474

TOTAL COMMON STOCKS

(Cost $442,047,548)		664,457,609

PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG	443	42,416
Dr Ing hc F Porsche AG, 144A	968	51,384
Henkel AG & Co. KGaA	1,530	129,050
Porsche Automobil Holding SE	1,385	58,993
Sartorius AG	259	60,086
Volkswagen AG	1,828	213,069

(Cost $810,953)		554,998

RIGHTS — 0.0%
Italy — 0.0%
Telecom Italia SpA* , expires 9/26/25(d)

(Cost $0)	125,414	0

WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.* (d), expires 3/31/40

(Cost $0)	214	0

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (e)(f)

(Cost $239,029)	239,029	239,029

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.25% (e)

(Cost $625,533)	625,533	625,533

TOTAL INVESTMENTS — 99.8%

(Cost $443,723,063)		665,877,169

Other assets and liabilities, net — 0.2%		1,426,515

NET ASSETS — 100.0%		667,303,684

See Notes to Financial Statements.

30 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2025

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (b)
299,132	10,413		(75,416)	50,992	281,183	14,205	—	16,111	566,304

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (e)(f)
213,692	25,337	(g)	—	—	—	769	—	239,029	239,029

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.25% (e)
1,730,588	11,567,304		(12,672,359)	—	—	44,768	—	625,533	625,533

2,243,412	11,603,054		(12,747,775)	50,992	281,183	59,742	—	880,673	1,430,866

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $233,476, which is 0.0% of net assets.

(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
CVA:	Certificaten Van Aandelen (Dutch Certificate)
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
E-Mini S&P 500 Index	USD	4	1,259,592	1,294,550	9/19/2025	34,958
Micro E-Mini S&P 500 Index	USD	14	440,945	453,092	9/19/2025	12,147
MSCI EAFE Index	USD	3	395,572	408,165	9/19/2025	12,593
S&P/TSX 60 Index Mini	CAD	1	57,516	61,754	9/18/2025	4,238

Total unrealized appreciation						63,936

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

DBX ETF Trust | 31

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2025

Currency Abbreviations

CAD	Canadian Dollar

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$664,457,609	$—	$—	$664,457,609
Preferred Stocks	554,998	—	—	554,998
Rights	—	—	0	0
Warrants	—	—	0	0
Short-Term Investments (a)	864,562	—	—	864,562
Derivatives (b)
Futures Contracts	63,936	—	—	63,936

TOTAL	$665,941,105	$—	$0	$665,941,105

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

32 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

August 31, 2025

	Number of Shares	Value $

COMMON STOCKS — 99.3%
Communication Services — 13.2%
Alphabet, Inc., Class A	10,048	2,139,320
Alphabet, Inc., Class C	8,335	1,779,772
AT&T, Inc.	19,043	557,769
Charter Communications, Inc., Class A *	103	27,355
Comcast Corp., Class A	13,262	450,510
Electronic Arts, Inc.	928	159,570
Interpublic Group of Cos., Inc.	614	16,480
Live Nation Entertainment, Inc. *	198	32,965
Meta Platforms, Inc., Class A	4,714	3,482,232
New York Times Co., Class A	508	30,399
Omnicom Group, Inc.	257	20,131
Pinterest, Inc., Class A *	1,672	61,245
Verizon Communications, Inc.	10,715	473,924

(Cost $6,699,191)		9,231,672

Consumer Discretionary — 14.9%
Airbnb, Inc., Class A *	1,345	175,563
Amazon.com, Inc. *	15,341	3,513,089
Aptiv PLC *	1,168	92,891
Aramark	724	28,316
AutoZone, Inc. *	50	209,926
Bath & Body Works, Inc.	806	23,543
Best Buy Co., Inc.	1,686	124,157
Booking Holdings, Inc.	107	599,098
BorgWarner, Inc.	1,024	43,786
Chewy, Inc., Class A *	395	16,179
Chipotle Mexican Grill, Inc. *	2,539	106,993
Coupang, Inc. *	3,293	94,114
Crocs, Inc. *	400	34,880
D.R. Horton, Inc.	941	159,481
Darden Restaurants, Inc.	407	84,225
Deckers Outdoor Corp. *	698	83,502
Dick’s Sporting Goods, Inc.	282	60,010
Domino’s Pizza, Inc.	71	32,539
eBay, Inc.	1,573	142,530
Etsy, Inc. *	371	19,667
Expedia Group, Inc.	530	113,844
Five Below, Inc. *	209	30,326
Floor & Decor Holdings, Inc., Class A *	306	25,067
Gap, Inc.	1,531	33,697
Garmin Ltd.	499	120,668
General Motors Co.	2,527	148,057
Gentex Corp.	1,466	41,063
Genuine Parts Co.	157	21,875
Grand Canyon Education, Inc. *	132	26,607
H&R Block, Inc.	836	42,093
Home Depot, Inc.	1,334	542,631

	Number of Shares	Value $

Las Vegas Sands Corp.	668	38,497
Lear Corp.	310	34,100
Lennar Corp., Class A	1,275	169,753
LKQ Corp.	711	23,193
Lowe’s Cos., Inc.	788	203,351
Lululemon Athletica, Inc. *	442	89,372
Marriott International, Inc., Class A	130	34,822
McDonald’s Corp.	354	110,993
MGM Resorts International *	717	28,458
Mohawk Industries, Inc. *	222	29,457
NIKE, Inc., Class B	5,809	449,442
NVR, Inc. *	18	146,118
On Holding AG, Class A *	291	13,118
O’Reilly Automotive, Inc. *	2,319	240,434
Pool Corp.	123	38,217
PulteGroup, Inc.	1,470	194,069
Ralph Lauren Corp.	197	58,495
Ross Stores, Inc.	1,316	193,663
Skechers U.S.A., Inc., Class A *	710	44,787
Starbucks Corp.	1,407	124,083
Tapestry, Inc.	591	60,176
Tesla, Inc. *	653	218,017
Texas Roadhouse, Inc.	270	46,588
TJX Cos., Inc.	4,232	578,134
Toll Brothers, Inc.	358	49,762
TopBuild Corp. *	152	63,956
Tractor Supply Co.	1,827	112,836
Ulta Beauty, Inc. *	256	126,139
Williams-Sonoma, Inc.	732	137,755

(Cost $8,677,604)		10,448,202

Consumer Staples — 10.8%
Albertsons Cos., Inc., Class A	1,608	31,292
Altria Group, Inc.	9,827	660,473
Archer-Daniels-Midland Co.	1,279	80,117
BJ’s Wholesale Club Holdings, Inc. *	713	69,646
Casey’s General Stores, Inc.	92	45,496
Coca-Cola Consolidated, Inc.	134	15,710
Colgate-Palmolive Co.	2,391	201,011
Constellation Brands, Inc., Class A	173	28,016
Costco Wholesale Corp.	1,558	1,469,693
Dollar General Corp.	638	69,389
Dollar Tree, Inc. *	310	33,843
Estee Lauder Cos., Inc., Class A	469	43,021
General Mills, Inc.	1,361	67,138
Hershey Co.	437	80,299
Ingredion, Inc.	354	45,857
Kellanova	219	17,410
Kenvue, Inc.	2,128	44,071
Kimberly-Clark Corp.	1,084	139,988

See Notes to Financial Statements.

DBX ETF Trust | 33

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Kroger Co.	2,131	144,567
Maplebear, Inc. *	427	18,519
Molson Coors Beverage Co., Class B	414	20,903
Mondelez International, Inc., Class A	1,511	92,836
Monster Beverage Corp. *	1,969	122,885
PepsiCo, Inc.	1,884	280,057
Performance Food Group Co. *	288	29,203
Philip Morris International, Inc.	3,231	539,997
Procter & Gamble Co.	5,906	927,478
Sprouts Farmers Market, Inc. *	202	28,389
Sysco Corp.	1,182	95,115
Target Corp.	1,507	144,642
Tyson Foods, Inc., Class A	644	36,566
US Foods Holding Corp. *	688	53,389
Walmart, Inc.	19,528	1,893,825

(Cost $6,291,556)		7,570,841

Energy — 5.7%
Baker Hughes Co.	2,481	112,637
Cheniere Energy, Inc.	108	26,117
Chevron Corp.	9,743	1,564,726
ConocoPhillips	2,128	210,608
Coterra Energy, Inc.	3,169	77,450
Devon Energy Corp.	1,896	68,446
Diamondback Energy, Inc.	244	36,297
EOG Resources, Inc.	3,769	470,447
Expand Energy Corp.	218	21,098
Exxon Mobil Corp.	7,175	820,031
Halliburton Co.	1,951	44,346
Marathon Petroleum Corp.	904	162,458
NOV, Inc.	1,101	14,632
Permian Resources Corp., Class A	2,450	35,011
Phillips 66	277	37,002
Schlumberger NV	4,455	164,122
TechnipFMC PLC	1,619	59,514
Valero Energy Corp.	379	57,612

(Cost $3,797,280)		3,982,554

Financials — 12.4%
Affiliated Managers Group, Inc.	205	46,088
Aon PLC, Class A	238	87,346
Arch Capital Group Ltd.	1,661	152,031
Berkshire Hathaway, Inc., Class B *	6,702	3,370,972
Capital One Financial Corp.	271	61,577
Cboe Global Markets, Inc.	266	62,763
Cincinnati Financial Corp.	531	81,562
Euronet Worldwide, Inc. *	152	14,165
Evercore, Inc., Class A	230	73,956
FactSet Research Systems, Inc.	127	47,412

	Number of Shares	Value $
Fidelity National Information Services, Inc.	717	50,054
First Citizens BancShares, Inc., Class A	20	39,678
Global Payments, Inc.	332	29,488
Houlihan Lokey, Inc.	174	34,669
Jack Henry & Associates, Inc.	202	32,978
Kinsale Capital Group, Inc.	79	36,139
LPL Financial Holdings, Inc.	285	103,877
MarketAxess Holdings, Inc.	148	27,208
Marsh & McLennan Cos., Inc.	1,310	269,611
Mastercard, Inc., Class A	2,001	1,191,175
MGIC Investment Corp.	2,313	64,371
Moody’s Corp.	432	220,216
MSCI, Inc.	223	126,602
PayPal Holdings, Inc. *	3,492	245,103
Progressive Corp.	1,692	418,026
S&P Global, Inc.	42	23,034
SEI Investments Co.	518	45,729
Synchrony Financial	1,753	133,824
T. Rowe Price Group, Inc.	1,642	176,712
Visa, Inc., Class A	4,011	1,410,990

(Cost $7,070,828)		8,677,356

Health Care — 11.3%
Abbott Laboratories	3,517	466,565
Agilent Technologies, Inc.	207	26,012
Align Technology, Inc. *	211	29,954
Biogen, Inc. *	275	36,360
BioMarin Pharmaceutical, Inc. *	373	21,735
Bristol-Myers Squibb Co.	2,877	135,737
Cardinal Health, Inc.	2,437	362,577
Cencora, Inc.	1,494	435,665
Centene Corp. *	1,780	51,691
Chemed Corp.	50	22,898
Cigna Group	1,879	565,335
CVS Health Corp.	2,407	176,072
Edwards Lifesciences Corp. *	1,215	98,828
Elevance Health, Inc.	313	99,737
Exelixis, Inc. *	964	36,073
GE HealthCare Technologies, Inc.	505	37,234
Gilead Sciences, Inc.	970	109,581
HCA Healthcare, Inc.	577	233,085
Henry Schein, Inc. *	265	18,439
Hologic, Inc. *	420	28,190
Humana, Inc.	965	293,032
IDEXX Laboratories, Inc. *	114	73,768
Incyte Corp. *	474	40,105
Intuitive Surgical, Inc. *	95	44,963
Johnson & Johnson	7,866	1,393,619
Labcorp Holdings, Inc.	90	25,019
McKesson Corp.	1,305	896,065

See Notes to Financial Statements.

34 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Medpace Holdings, Inc. *	100	47,551
Merck & Co., Inc.	8,829	742,695
Mettler-Toledo International, Inc. *	55	71,557
Molina Healthcare, Inc. *	300	54,249
Neurocrine Biosciences, Inc. *	168	23,453
Pfizer, Inc.	5,055	125,162
Regeneron Pharmaceuticals, Inc.	428	248,540
ResMed, Inc.	240	65,882
Royalty Pharma PLC, Class A	819	29,468
Solventum Corp. *	650	47,509
STERIS PLC	113	27,692
Tenet Healthcare Corp. *	115	21,198
United Therapeutics Corp. *	258	78,628
UnitedHealth Group, Inc.	1,061	328,772
Universal Health Services, Inc., Class B	255	46,303
Vertex Pharmaceuticals, Inc. *	108	42,230
West Pharmaceutical Services, Inc.	193	47,661
Zoetis, Inc.	681	106,508

(Cost $7,582,324)		7,913,397

Industrials — 9.1%
3M Co.	265	41,215
A O Smith Corp.	631	44,984
Acuity, Inc.	138	45,053
AECOM	250	31,222
AGCO Corp.	178	19,258
Allison Transmission Holdings, Inc.	251	21,915
AMETEK, Inc.	357	65,974
Automatic Data Processing, Inc.	791	240,504
Booz Allen Hamilton Holding Corp.	342	37,182
Broadridge Financial Solutions, Inc.	147	37,576
Builders FirstSource, Inc. *	594	82,376
C.H. Robinson Worldwide, Inc.	313	40,283
Carlisle Cos., Inc.	189	72,933
Caterpillar, Inc.	1,108	464,296
Cintas Corp.	502	105,435
Comfort Systems USA, Inc.	103	72,448
Copart, Inc. *	1,379	67,309
CSX Corp.	525	17,068
Cummins, Inc.	188	74,907
Deere & Co.	164	78,497
Delta Air Lines, Inc.	2,541	156,983
Donaldson Co., Inc.	430	34,258
Dover Corp.	157	28,081
Eaton Corp. PLC	461	160,954
EMCOR Group, Inc.	243	150,660
Expeditors International of Washington, Inc.	818	98,602

	Number of Shares	Value $
Fastenal Co.	3,186	158,217
FedEx Corp.	667	154,124
Ferguson Enterprises, Inc.	320	73,968
FTI Consulting, Inc. *	161	27,151
GE Vernova, Inc.	514	315,067
Generac Holdings, Inc. *	133	24,638
General Dynamics Corp.	466	151,250
Genpact Ltd.	683	30,967
Graco, Inc.	475	40,560
Hubbell, Inc.	85	36,634
Illinois Tool Works, Inc.	857	226,805
ITT, Inc.	237	40,349
Jacobs Solutions, Inc.	289	42,260
JB Hunt Transport Services, Inc.	359	52,051
Kirby Corp. *	165	16,038
Landstar System, Inc.	126	16,674
Leidos Holdings, Inc.	171	30,937
Lennox International, Inc.	45	25,104
Lockheed Martin Corp.	693	315,752
Lyft, Inc., Class A *	1,238	20,080
Masco Corp.	925	67,886
MasTec, Inc. *	142	25,800
MSC Industrial Direct Co., Inc., Class A	251	22,648
Mueller Industries, Inc.	284	27,247
Northrop Grumman Corp.	163	96,176
Old Dominion Freight Line, Inc.	615	92,847
Oshkosh Corp.	337	46,968
Owens Corning	197	29,583
PACCAR, Inc.	545	54,489
Paychex, Inc.	903	125,928
Paycom Software, Inc.	132	29,984
Quanta Services, Inc.	52	19,654
Robert Half, Inc.	686	25,601
Rockwell Automation, Inc.	96	32,969
Rollins, Inc.	558	31,549
Saia, Inc. *	68	20,159
Simpson Manufacturing Co., Inc.	102	19,494
Snap-on, Inc.	257	83,587
Southwest Airlines Co.	969	31,880
Textron, Inc.	216	17,315
Toro Co.	282	22,859
Trane Technologies PLC	341	141,720
Uber Technologies, Inc. *	3,531	331,031
Union Pacific Corp.	151	33,759
United Airlines Holdings, Inc. *	1,026	107,730
United Parcel Service, Inc., Class B	3,249	284,093
United Rentals, Inc.	151	144,407
Valmont Industries, Inc.	57	20,926
Verisk Analytics, Inc.	166	44,508
W.W. Grainger, Inc.	152	154,052

See Notes to Financial Statements.

DBX ETF Trust | 35

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Watsco, Inc.	44	17,705
Westinghouse Air Brake Technologies Corp.	205	39,667
Woodward, Inc.	68	16,784

(Cost $5,601,772)		6,349,604

Information Technology — 19.1%
Accenture PLC, Class A	1,754	455,987
Adobe, Inc. *	1,301	464,067
Advanced Micro Devices, Inc. *	150	24,394
Amdocs Ltd.	470	40,218
Analog Devices, Inc.	121	30,408
Apple, Inc.	16,459	3,820,792
Applied Materials, Inc.	3,255	523,274
Arista Networks, Inc. *	1,735	236,914
Autodesk, Inc. *	62	19,511
Cirrus Logic, Inc. *	273	31,174
Cisco Systems, Inc.	9,247	638,875
Cognizant Technology Solutions Corp., Class A	1,943	140,382
Docusign, Inc. *	377	28,901
Dropbox, Inc., Class A *	842	24,469
Dynatrace, Inc. *	348	17,609
F5, Inc. *	146	45,718
Fair Isaac Corp. *	9	13,695
First Solar, Inc. *	216	42,161
Fortinet, Inc. *	597	47,026
Gartner, Inc. *	86	21,602
Intel Corp. *	977	23,790
Jabil, Inc.	284	58,172
Keysight Technologies, Inc. *	221	36,118
KLA Corp.	67	58,424
Lam Research Corp.	3,526	353,129
Manhattan Associates, Inc. *	82	17,666
Micron Technology, Inc.	952	113,298
Microsoft Corp.	1,304	660,724
Monolithic Power Systems, Inc.	91	76,054
NetApp, Inc.	557	62,824
NVIDIA Corp.	22,905	3,989,593
QUALCOMM, Inc.	3,159	507,746
Salesforce, Inc.	1,269	325,181
Skyworks Solutions, Inc.	820	61,451
Synopsys, Inc. *	183	110,444
Teradyne, Inc.	329	38,901
Texas Instruments, Inc.	491	99,418
Trimble, Inc. *	287	23,195
VeriSign, Inc.	213	58,228
Zebra Technologies Corp., Class A *	68	21,562
Zoom Communications, Inc. *	357	29,067

(Cost $12,232,304)		13,392,162

Materials — 1.8%

	Number of Shares	Value $
Alcoa Corp.	551	17,737
AptarGroup, Inc.	97	13,509
Avery Dennison Corp.	105	18,023
CF Industries Holdings, Inc.	1,093	94,687
Corteva, Inc.	1,134	84,131
CRH PLC	609	68,787
Eagle Materials, Inc.	91	21,012
Freeport-McMoRan, Inc.	3,840	170,496
Louisiana-Pacific Corp.	367	34,905
LyondellBasell Industries NV, Class A	610	34,373
Mosaic Co.	487	16,266
Newmont Corp.	3,552	264,269
Nucor Corp.	1,063	158,100
Packaging Corp. of America	212	46,207
Reliance, Inc.	351	103,777
Royal Gold, Inc.	105	18,856
RPM International, Inc.	211	26,440
Southern Copper Corp.	195	18,738
Steel Dynamics, Inc.	710	92,953

(Cost $1,168,687)		1,303,266

Real Estate — 0.7%
CBRE Group, Inc., Class A *	219	35,504
Gaming and Leisure Properties, Inc. REIT	420	20,164
Host Hotels & Resorts, Inc. REIT	1,339	23,044
Public Storage REIT	552	162,614
Simon Property Group, Inc. REIT	748	135,134
VICI Properties, Inc. REIT	2,025	68,404
Weyerhaeuser Co. REIT	741	19,170

(Cost $411,930)		464,034

Utilities — 0.3%
Atmos Energy Corp.	161	26,747
Edison International	523	29,356
NRG Energy, Inc.	405	58,952
Talen Energy Corp. *	86	32,587
Vistra Corp.	388	73,375

(Cost $182,934)		221,017

TOTAL COMMON STOCKS

(Cost $59,716,410)		69,554,105

EXCHANGE-TRADED FUNDS — 0.0%
iShares Russell 1000 ETF

(Cost $32,020)	100	35,471

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 4.25% (a)

(Cost $352,507)	352,507	352,507

See Notes to Financial Statements.

36 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2025

	Number of Shares	Value $

TOTAL INVESTMENTS — 99.8%

(Cost $60,100,937)		69,942,083
Other assets and liabilities, net — 0.2%		131,615

NET ASSETS — 100.0%		70,073,698

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 4.24% (a)(b)
34,277	—	(34,277)	(c)	—	—	5	—	—	—

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 4.25% (a)
177,441	1,751,333	(1,576,267)		—	—	12,319	—	352,507	352,507

211,718	1,751,333	(1,610,544)		—	—	12,324	—	352,507	352,507

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

REIT:    Real Estate Investment Trust

At August 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
Micro E-Mini S&P 500 Index	USD	13	400,490	420,729	9/19/2025	20,239

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust | 37

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2025

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$69,554,105	$—	$—	$69,554,105
Exchange-Traded Funds	35,471	—	—	35,471
Short-Term Investments (a)	352,507	—	—	352,507
Derivatives (b)
Futures Contracts	20,239	—	—	20,239

TOTAL	$69,962,322	$—	$—	$69,962,322

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

38 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF

August 31, 2025

	Number of Shares	Value $

COMMON STOCKS — 98.9%

— 0.1%
GCI Liberty, Inc., Class A *	42	1,568
GCI Liberty, Inc., Class C *	215	7,878
Smithfield Foods, Inc.	1,607	40,866
Viper Energy, Inc., Class A	1,102	43,909

(Cost $88,833)		94,221
Communication Services — 3.4%
Alphabet, Inc., Class A	470	100,068
Alphabet, Inc., Class C	380	81,141
AT&T, Inc.	22,724	665,586
Charter Communications, Inc., Class A *	1,056	280,452
Comcast Corp., Class A	10,706	363,683
Electronic Arts, Inc.	3,280	563,996
Fox Corp., Class A	5,444	325,007
Fox Corp., Class B	3,665	199,926
Frontier Communications Parent, Inc. *	2,716	100,709
IAC, Inc. *	428	15,673
Interpublic Group of Cos., Inc.	8,500	228,140
Iridium Communications, Inc.	2,033	50,601
Liberty Broadband Corp., Class A *	200	12,134
Liberty Broadband Corp., Class C *	1,089	66,276
Liberty Global Ltd., Class A *	10,671	125,278
Liberty Global Ltd., Class C *	8,692	103,869
Liberty Media Corp.-Liberty Formula One, Class A *	138	12,437
Liberty Media Corp.-Liberty Formula One, Class C *	1,306	130,469
Liberty Media Corp.-Liberty Live, Class A *	254	24,033
Liberty Media Corp.-Liberty Live, Class C *	431	41,971
Live Nation Entertainment, Inc. *	1,536	255,729
Madison Square Garden Sports Corp. *	235	46,492
Match Group, Inc.	4,267	159,330
Meta Platforms, Inc., Class A	124	91,599
Millicom International Cellular SA	6,389	308,653
Netflix, Inc. *	13	15,707
New York Times Co., Class A	4,189	250,670
News Corp., Class A	4,665	137,198
News Corp., Class B	1,591	53,887
Nexstar Media Group, Inc.	1,524	311,704
Omnicom Group, Inc.	2,876	225,277
Pinterest, Inc., Class A *	344	12,601
Spotify Technology SA *	65	44,322
Take-Two Interactive Software, Inc. *	70	16,329

	Number of Shares	Value $

TKO Group Holdings, Inc., Class A	850	161,126
T-Mobile US, Inc.	424	106,844
Verizon Communications, Inc.	11,144	492,899
Walt Disney Co.	1,024	121,221
Warner Bros Discovery, Inc. *	3,747	43,615

(Cost $5,616,581)		6,346,652
Consumer Discretionary — 10.8%
Airbnb, Inc., Class A *	416	54,301
Amazon.com, Inc. *	301	68,929
Aptiv PLC *	3,536	281,218
Aramark	10,405	406,940
AutoNation, Inc. *	253	55,427
AutoZone, Inc. *	155	650,772
Bath & Body Works, Inc.	761	22,229
Best Buy Co., Inc.	3,750	276,150
Booking Holdings, Inc.	50	279,953
BorgWarner, Inc.	9,516	406,904
Boyd Gaming Corp.	3,655	313,818
Bright Horizons Family Solutions, Inc. *	1,009	119,102
Brunswick Corp.	178	11,319
Burlington Stores, Inc. *	495	143,887
CarMax, Inc. *	886	54,356
Carnival Corp. *	1,764	56,254
Chewy, Inc., Class A *	292	11,960
Chipotle Mexican Grill, Inc. *	1,895	79,855
Choice Hotels International, Inc. (a)	743	88,848
Churchill Downs, Inc.	279	28,941
Columbia Sportswear Co.	821	45,746
Coupang, Inc. *	1,710	48,872
Crocs, Inc. *	164	14,301
D.R. Horton, Inc.	1,862	315,572
Darden Restaurants, Inc.	3,522	728,843
Deckers Outdoor Corp. *	756	90,440
Dick’s Sporting Goods, Inc.	376	80,013
Domino’s Pizza, Inc.	387	177,362
DoorDash, Inc., Class A *	167	40,957
eBay, Inc.	12,427	1,126,010
Expedia Group, Inc.	2,129	457,309
Five Below, Inc. *	419	60,797
Floor & Decor Holdings, Inc., Class A *	311	25,477
Flutter Entertainment PLC *	723	222,084
Ford Motor Co.	14,743	173,525
Gap, Inc.	1,911	42,061
Garmin Ltd.	2,293	554,493
General Motors Co.	7,173	420,266
Gentex Corp.	3,508	98,259
Genuine Parts Co.	1,511	210,528

See Notes to Financial Statements.

DBX ETF Trust | 39

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Grand Canyon Education, Inc. *	1,758	354,360
H&R Block, Inc.	7,022	353,558
Harley-Davidson, Inc.	459	13,366
Hasbro, Inc.	1,811	146,999
Hilton Worldwide Holdings, Inc.	1,007	277,992
Home Depot, Inc.	87	35,389
Hyatt Hotels Corp., Class A	401	57,856
Las Vegas Sands Corp.	1,573	90,652
Lear Corp.	1,285	141,350
Lennar Corp., Class A	1,594	212,225
Lennar Corp., Class B	59	7,504
Lithia Motors, Inc.	359	120,868
LKQ Corp.	9,350	304,997
Lowe’s Cos., Inc.	1,155	298,059
Lululemon Athletica, Inc. *	673	136,081
Marriott International, Inc., Class A	614	164,466
Mattel, Inc. *	14,447	264,380
McDonald’s Corp.	576	180,599
MGM Resorts International *	1,602	63,583
Mohawk Industries, Inc. *	924	122,606
Murphy USA, Inc.	281	105,797
Newell Brands, Inc.	1,099	6,506
NIKE, Inc., Class B	1,564	121,007
Norwegian Cruise Line Holdings Ltd. *	654	16,245
NVR, Inc. *	73	592,588
Ollie’s Bargain Outlet Holdings, Inc. *	672	85,237
On Holding AG, Class A *	240	10,819
O’Reilly Automotive, Inc. *	5,382	558,006
Penske Automotive Group, Inc.	432	79,665
Planet Fitness, Inc., Class A *	928	97,254
Pool Corp.	621	192,951
PulteGroup, Inc.	4,898	646,634
PVH Corp.	226	19,056
Ralph Lauren Corp.	2,031	603,065
Restaurant Brands International, Inc.	2,845	180,174
Ross Stores, Inc.	2,915	428,971
Royal Caribbean Cruises Ltd.	328	119,136
Service Corp. International	2,214	175,460
SharkNinja, Inc. *	820	95,907
Skechers U.S.A., Inc., Class A *	2,284	144,075
Somnigroup International, Inc.	556	46,676
Starbucks Corp.	2,919	257,427
Tapestry, Inc.	2,773	282,347
Texas Roadhouse, Inc.	2,226	384,096
Thor Industries, Inc.	704	77,158
TJX Cos., Inc.	3,330	454,911
Toll Brothers, Inc.	2,038	283,282
TopBuild Corp. *	231	97,196

	Number of Shares	Value $
Tractor Supply Co.	6,289	388,409
Travel + Leisure Co.	2,035	128,632
Ulta Beauty, Inc. *	930	458,239
Vail Resorts, Inc.	380	62,244
Valvoline, Inc. *	1,323	51,306
VF Corp.	2,456	37,159
Viking Holdings Ltd. *	424	26,975
Wendy’s Co.	2,009	21,316
Whirlpool Corp.	275	25,616
Williams-Sonoma, Inc.	1,637	308,067
Wyndham Hotels & Resorts, Inc.	1,536	133,033
Wynn Resorts Ltd.	724	91,767
YETI Holdings, Inc. *	403	14,170
Yum! Brands, Inc.	2,786	409,458

(Cost $16,637,184)		20,009,005

Consumer Staples — 7.8%
Albertsons Cos., Inc., Class A	17,900	348,334
Altria Group, Inc.	23,691	1,592,272
Archer-Daniels-Midland Co.	3,846	240,913
BellRing Brands, Inc. *	2,560	105,088
BJ’s Wholesale Club Holdings, Inc. *	7,163	699,682
Boston Beer Co., Inc., Class A *	118	26,089
Brown-Forman Corp., Class A	301	9,135
Brown-Forman Corp., Class B	1,390	41,617
Bunge Global SA	1,050	88,431
Casey’s General Stores, Inc.	675	333,801
Church & Dwight Co., Inc.	1,779	165,732
Clorox Co.	1,023	120,919
Coca-Cola Co.	1,254	86,513
Coca-Cola Consolidated, Inc.	1,683	197,315
Colgate-Palmolive Co.	3,755	315,683
Conagra Brands, Inc.	7,999	153,021
Constellation Brands, Inc., Class A	435	70,444
Costco Wholesale Corp.	114	107,539
Darling Ingredients, Inc. *	1,775	60,279
Dollar General Corp.	1,629	177,170
Dollar Tree, Inc. *	191	20,852
Estee Lauder Cos., Inc., Class A	365	33,481
Flowers Foods, Inc.	4,958	74,568
General Mills, Inc.	5,947	293,366
Hershey Co.	2,111	387,896
Hormel Foods Corp.	6,861	174,544
Ingredion, Inc.	4,041	523,471
J M Smucker Co.	842	93,049
Kellanova	7,143	567,869
Kenvue, Inc.	18,758	388,478
Keurig Dr Pepper, Inc.	5,524	160,693
Kimberly-Clark Corp.	3,960	511,394
Kraft Heinz Co.	7,226	202,111

See Notes to Financial Statements.

40 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Kroger Co.	14,962	1,015,022
Lamb Weston Holdings, Inc.	582	33,482
Maplebear, Inc. *	7,308	316,948
McCormick & Co., Inc.	3,537	248,899
Molson Coors Beverage Co., Class B	8,595	433,962
Mondelez International, Inc., Class A	4,764	292,700
Monster Beverage Corp. *	6,059	378,142
PepsiCo, Inc.	807	119,961
Performance Food Group Co. *	1,634	165,688
Philip Morris International, Inc.	1,634	273,090
Pilgrim’s Pride Corp.	2,611	116,059
Post Holdings, Inc. *	2,496	282,422
Procter & Gamble Co.	504	79,148
Reynolds Consumer Products, Inc.	1,057	24,533
Seaboard Corp.	4	15,877
Sprouts Farmers Market, Inc. *	3,293	462,798
Sysco Corp.	4,163	334,997
Target Corp.	986	94,636
The Campbell’s Company	1,098	35,059
Tyson Foods, Inc., Class A	7,576	430,165
US Foods Holding Corp. *	11,807	916,223
Walmart, Inc.	675	65,462

(Cost $14,065,285)		14,507,022

Energy — 2.4%
Antero Midstream Corp.	7,634	135,809
Antero Resources Corp. *	301	9,608
Baker Hughes Co.	12,225	555,015
Cheniere Energy, Inc.	724	175,078
Chevron Corp.	2,969	476,821
ConocoPhillips	988	97,782
Coterra Energy, Inc.	10,807	264,123
Devon Energy Corp.	967	34,909
DT Midstream, Inc.	1,230	128,141
EOG Resources, Inc.	4,258	531,484
Exxon Mobil Corp.	691	78,974
Halliburton Co.	1,305	29,663
HF Sinclair Corp.	507	25,796
Kinder Morgan, Inc.	9,143	246,678
Marathon Petroleum Corp.	1,913	343,785
Matador Resources Co.	257	12,943
NOV, Inc.	1,328	17,649
Occidental Petroleum Corp.	258	12,283
ONEOK, Inc.	851	64,999
Ovintiv, Inc.	501	21,102
Phillips 66	1,282	171,250
Range Resources Corp.	561	19,226
Schlumberger NV	3,480	128,203
Targa Resources Corp.	1,537	257,847
TechnipFMC PLC	5,291	194,497

	Number of Shares	Value $
Texas Pacific Land Corp.	65	60,676
Valero Energy Corp.	1,184	179,980
Williams Cos., Inc.	2,971	171,962

(Cost $4,013,451)		4,446,283

Financials — 16.1%
Affiliated Managers Group, Inc.	1,397	314,074
Aflac, Inc.	4,610	492,625
AGNC Investment Corp. REIT (a)	6,074	59,282
Allstate Corp.	4,435	902,301
Ally Financial, Inc.	825	33,866
American Express Co.	471	156,033
American Financial Group, Inc.	1,311	178,112
American International Group, Inc.	1,286	104,577
Ameriprise Financial, Inc.	459	236,298
Annaly Capital Management, Inc. REIT	7,599	161,023
Aon PLC, Class A	959	351,953
Apollo Global Management, Inc.	451	61,440
Arch Capital Group Ltd.	6,838	625,882
Ares Management Corp., Class A	407	72,934
Arthur J Gallagher & Co.	311	94,155
Assurant, Inc.	1,208	260,457
Assured Guaranty Ltd.	630	51,786
Axis Capital Holdings Ltd.	4,802	473,381
Bank of America Corp.	427	21,666
Bank of New York Mellon Corp.	1,938	204,653
Bank OZK	2,161	113,388
Berkshire Hathaway, Inc., Class B *	272	136,811
Blackrock, Inc.	190	214,157
Blackstone, Inc.	1,091	186,997
Blue Owl Capital, Inc.	698	12,927
BOK Financial Corp.	281	31,306
Brighthouse Financial, Inc. *	237	11,201
Brookfield Asset Management Ltd., Class A	1,152	69,304
Brown & Brown, Inc.	2,875	278,731
Capital One Financial Corp.	1,668	379,003
Carlyle Group, Inc.	1,459	94,193
Cboe Global Markets, Inc.	2,716	640,840
Charles Schwab Corp.	324	31,052
Chubb Ltd.	1,120	308,078
Cincinnati Financial Corp.	7,168	1,101,005
Citigroup, Inc.	521	50,313
Citizens Financial Group, Inc.	2,138	111,775
CME Group, Inc.	551	146,847
CNA Financial Corp.	383	18,978
Columbia Banking System, Inc.	2,581	69,093
Comerica, Inc.	808	57,029
Commerce Bancshares, Inc.	1,569	97,184

See Notes to Financial Statements.

DBX ETF Trust | 41

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Corebridge Financial, Inc.	1,368	47,565
Corpay, Inc. *	1,220	397,317
Credit Acceptance Corp. *	64	32,943
Cullen/Frost Bankers, Inc.	739	95,353
East West Bancorp, Inc.	1,305	137,208
Equitable Holdings, Inc.	2,233	118,930
Euronet Worldwide, Inc. *	1,451	135,219
Evercore, Inc., Class A	1,628	523,483
Everest Group Ltd.	505	172,649
FactSet Research Systems, Inc.	884	330,015
Fidelity National Financial, Inc.	3,781	226,368
Fidelity National Information Services, Inc.	3,332	232,607
Fifth Third Bancorp	2,845	130,216
First American Financial Corp.	1,140	75,240
First Citizens BancShares, Inc., Class A	19	37,694
First Hawaiian, Inc.	1,444	37,472
First Horizon Corp.	3,214	72,636
Fiserv, Inc. *	1,620	223,852
FNB Corp.	3,679	61,402
Franklin Resources, Inc.	1,500	38,490
Freedom Holding Corp./NV *	91	15,554
Global Payments, Inc.	2,190	194,516
Globe Life, Inc.	3,775	528,311
Goldman Sachs Group, Inc.	72	53,658
Hamilton Lane, Inc., Class A	1,827	281,979
Hanover Insurance Group, Inc.	1,657	287,456
Hartford Insurance Group, Inc.	5,822	770,309
Houlihan Lokey, Inc.	3,058	609,306
Huntington Bancshares, Inc.	8,473	150,904
Interactive Brokers Group, Inc., Class A	3,775	234,956
Intercontinental Exchange, Inc.	543	95,894
Invesco Ltd.	5,533	121,117
Jack Henry & Associates, Inc.	1,695	276,726
Janus Henderson Group PLC	5,799	257,012
Jefferies Financial Group, Inc.	380	24,643
JPMorgan Chase & Co.	52	15,674
Kemper Corp.	1,192	63,951
KeyCorp	700	13,552
Kinsale Capital Group, Inc.	418	191,214
KKR & Co., Inc.	262	36,546
Lazard, Inc., Class A	6,386	365,024
Lincoln National Corp.	864	37,092
Loews Corp.	2,474	239,483
LPL Financial Holdings, Inc.	1,033	376,508
M&T Bank Corp.	974	196,417
Markel Group, Inc. *	363	711,139
MarketAxess Holdings, Inc.	847	155,712
Marsh & McLennan Cos., Inc.	1,294	266,318
Mastercard, Inc., Class A	108	64,291

	Number of Shares	Value $
MetLife, Inc.	1,860	151,330
MGIC Investment Corp.	14,745	410,353
Moody’s Corp.	646	329,305
Morgan Stanley	531	79,905
Morningstar, Inc.	431	113,103
Mr Cooper Group, Inc. *	634	119,528
MSCI, Inc.	643	365,044
Nasdaq, Inc.	1,950	184,743
Northern Trust Corp.	1,418	186,155
Old Republic International Corp.	10,648	425,601
OneMain Holdings, Inc.	1,708	105,657
PayPal Holdings, Inc. *	5,136	360,496
Pinnacle Financial Partners, Inc.	613	59,596
PNC Financial Services Group, Inc.	892	185,036
Popular, Inc.	717	90,084
Primerica, Inc.	485	130,630
Principal Financial Group, Inc.	1,208	97,256
Progressive Corp.	2,595	641,121
Prosperity Bancshares, Inc.	1,132	78,255
Prudential Financial, Inc.	752	82,464
Raymond James Financial, Inc.	1,666	282,287
Regions Financial Corp.	5,965	163,381
Reinsurance Group of America, Inc.	443	86,292
RenaissanceRe Holdings Ltd.	1,518	368,859
Rithm Capital Corp. REIT	5,949	73,649
RLI Corp.	2,928	198,313
Ryan Specialty Holdings, Inc.	370	20,916
S&P Global, Inc.	332	182,082
SEI Investments Co.	6,580	580,882
Shift4 Payments, Inc., Class A *	127	11,485
SLM Corp.	1,958	61,246
SouthState Corp.	613	62,563
Starwood Property Trust, Inc. REIT	2,332	47,270
State Street Corp.	567	65,188
Stifel Financial Corp.	1,156	133,275
Synchrony Financial	15,136	1,155,482
Synovus Financial Corp.	1,007	51,971
T. Rowe Price Group, Inc.	3,986	428,973
Toast, Inc., Class A *	257	11,591
TPG, Inc.	268	16,174
Tradeweb Markets, Inc., Class A	2,198	271,145
Travelers Cos., Inc.	2,765	750,725
Truist Financial Corp.	568	26,594
Unum Group	5,737	400,787
US Bancorp	3,383	165,192
Virtu Financial, Inc., Class A	1,471	61,664
Visa, Inc., Class A	168	59,099
Voya Financial, Inc.	756	56,768
W.R. Berkley Corp.	8,289	594,238

See Notes to Financial Statements.

42 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Webster Financial Corp.	1,462	90,966
Wells Fargo & Co.	592	48,651
Western Union Co.	7,588	65,788
WEX, Inc. *	133	22,790
White Mountains Insurance Group Ltd.	40	73,207
Willis Towers Watson PLC	87	28,431
Wintrust Financial Corp.	723	99,261
XP, Inc., Class A	1,179	21,387
Zions Bancorp NA	836	48,496

(Cost $25,622,088)		29,861,361

Health Care — 10.4%
Abbott Laboratories	2,490	330,323
AbbVie, Inc.	313	65,855
Agilent Technologies, Inc.	1,265	158,960
Align Technology, Inc. *	123	17,461
Amgen, Inc.	342	98,397
Avantor, Inc. *	1,811	24,394
Baxter International, Inc.	565	13,950
Becton Dickinson & Co.	373	71,982
Biogen, Inc. *	100	13,222
BioMarin Pharmaceutical, Inc. *	740	43,120
Bio-Techne Corp.	452	24,693
Boston Scientific Corp. *	1,153	121,641
Bristol-Myers Squibb Co.	3,676	173,434
Cardinal Health, Inc.	15,260	2,270,383
Cencora, Inc.	6,278	1,830,728
Centene Corp. *	5,105	148,249
Charles River Laboratories International, Inc. *	78	12,738
Chemed Corp.	520	238,134
Cigna Group	2,007	603,846
Cooper Cos., Inc. *	1,031	69,484
Corcept Therapeutics, Inc. *	191	13,316
CVS Health Corp.	6,498	475,329
Danaher Corp.	284	58,453
DaVita, Inc. *	1,134	156,220
Dexcom, Inc. *	192	14,465
Doximity, Inc., Class A *	185	12,569
Edwards Lifesciences Corp. *	1,906	155,034
Elanco Animal Health, Inc. *	893	16,387
Elevance Health, Inc.	198	63,093
Encompass Health Corp.	3,952	481,196
Envista Holdings Corp. *	1,139	24,124
Exelixis, Inc. *	12,596	471,342
GE HealthCare Technologies, Inc.	2,174	160,289
Gilead Sciences, Inc.	4,031	455,382
Globus Medical, Inc., Class A *	1,442	88,351
Halozyme Therapeutics, Inc. *	1,122	82,074
HCA Healthcare, Inc.	999	403,556
Henry Schein, Inc. *	5,611	390,413

	Number of Shares	Value $
Hologic, Inc. *	1,689	113,366
Humana, Inc.	757	229,871
IDEXX Laboratories, Inc. *	359	232,305
Incyte Corp. *	1,985	167,951
Insulet Corp. *	382	129,834
Intuitive Surgical, Inc. *	173	81,880
IQVIA Holdings, Inc. *	387	73,843
Jazz Pharmaceuticals PLC *	1,886	240,936
Johnson & Johnson	723	128,094
Labcorp Holdings, Inc.	1,985	551,810
Masimo Corp. *	143	19,979
McKesson Corp.	2,178	1,495,502
Medpace Holdings, Inc. *	91	43,271
Medtronic PLC	3,500	324,835
Merck & Co., Inc.	662	55,687
Mettler-Toledo International, Inc. *	79	102,782
Molina Healthcare, Inc. *	1,838	332,366
Natera, Inc. *	91	15,311
Neurocrine Biosciences, Inc. *	891	124,384
Penumbra, Inc. *	334	91,062
Perrigo Co. PLC	1,598	37,937
Pfizer, Inc.	5,699	141,107
QIAGEN NV	2,960	137,640
Quest Diagnostics, Inc.	2,034	369,456
Regeneron Pharmaceuticals, Inc.	115	66,780
Repligen Corp. *	104	12,721
ResMed, Inc.	1,714	470,510
Revvity, Inc.	606	54,607
Royalty Pharma PLC, Class A	19,839	713,807
Solventum Corp. *	5,641	412,301
STERIS PLC	1,530	374,942
Stryker Corp.	322	126,034
Teleflex, Inc.	130	16,433
Tenet Healthcare Corp. *	1,210	223,039
Thermo Fisher Scientific, Inc.	80	39,418
United Therapeutics Corp. *	1,117	340,417
UnitedHealth Group, Inc.	60	18,592
Universal Health Services, Inc., Class B	2,234	405,650
Veeva Systems, Inc., Class A *	762	205,130
Viatris, Inc.	10,486	110,627
Waters Corp. *	651	196,472
West Pharmaceutical Services, Inc.	150	37,042
Zimmer Biomet Holdings, Inc.	1,800	190,980
Zoetis, Inc.	1,224	191,434

(Cost $17,225,223)		19,300,732

Industrials — 20.1%
3M Co.	2,447	380,582
A O Smith Corp.	2,494	177,797
AAON, Inc.	1,094	90,747

See Notes to Financial Statements.

DBX ETF Trust | 43

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Acuity, Inc.	1,009	329,408
ADT, Inc.	4,225	36,800
Advanced Drainage Systems, Inc.	74	10,654
AECOM	4,697	586,608
AGCO Corp.	211	22,828
Air Lease Corp.	1,943	116,988
Alaska Air Group, Inc. *	2,988	187,587
Allegion PLC	2,609	443,008
Allison Transmission Holdings, Inc.	5,322	464,664
American Airlines Group, Inc. *	3,885	51,942
AMETEK, Inc.	2,102	388,450
API Group Corp. *	1,418	50,594
Applied Industrial Technologies, Inc.	1,186	312,606
Armstrong World Industries, Inc.	1,505	294,634
ATI, Inc. *	660	51,176
Automatic Data Processing, Inc.	1,141	346,921
Axon Enterprise, Inc. *	57	42,596
Booz Allen Hamilton Holding Corp.	1,841	200,153
Broadridge Financial Solutions, Inc.	1,974	504,594
Builders FirstSource, Inc. *	827	114,688
BWX Technologies, Inc.	1,472	238,523
C.H. Robinson Worldwide, Inc.	4,627	595,495
CACI International, Inc., Class A *	1,176	564,151
Carlisle Cos., Inc.	1,015	391,678
Carrier Global Corp.	152	9,910
Caterpillar, Inc.	616	258,129
Cintas Corp.	1,206	253,296
Clean Harbors, Inc. *	672	162,765
CNH Industrial NV	11,261	128,938
Comfort Systems USA, Inc.	681	479,002
Concentrix Corp.	1,697	89,534
Copart, Inc. *	6,022	293,934
Core & Main, Inc., Class A *	1,409	91,190
Crane Co.	1,036	191,971
CSX Corp.	6,839	222,336
Cummins, Inc.	1,948	776,161
Curtiss-Wright Corp.	778	372,001
Dayforce, Inc. *	581	40,536
Deere & Co.	295	141,199
Delta Air Lines, Inc.	6,923	427,703
Donaldson Co., Inc.	3,963	315,732
Dover Corp.	1,977	353,606
Eaton Corp. PLC	543	189,583
EMCOR Group, Inc.	1,511	936,820
Emerson Electric Co.	1,344	177,408
Equifax, Inc.	568	139,898
Esab Corp.	1,024	118,139

	Number of Shares	Value $
Everus Construction Group, Inc. *	1,251	98,128
ExlService Holdings, Inc. *	7,030	307,773
Expeditors International of Washington, Inc.	3,249	391,634
Fastenal Co.	13,301	660,528
FedEx Corp.	1,165	269,197
Ferguson Enterprises, Inc.	1,051	242,939
Flowserve Corp.	2,748	147,458
Fortive Corp.	2,549	121,995
Fortune Brands Innovations, Inc.	1,271	74,379
Ftai Aviation Ltd.	101	15,539
FTI Consulting, Inc. *	559	94,270
Gates Industrial Corp. PLC *	7,153	182,831
GE Aerospace	228	62,746
GE Vernova, Inc.	226	138,531
Generac Holdings, Inc. *	217	40,199
General Dynamics Corp.	1,145	371,633
Genpact Ltd.	10,173	461,244
Graco, Inc.	3,403	290,582
GXO Logistics, Inc. *	785	41,330
Hayward Holdings, Inc. *	1,384	22,255
HEICO Corp.	191	59,596
HEICO Corp., Class A	392	96,044
Hexcel Corp.	733	46,289
Honeywell International, Inc.	429	94,165
Howmet Aerospace, Inc.	1,368	238,169
Hubbell, Inc.	759	327,121
Huntington Ingalls Industries, Inc.	362	98,026
IDEX Corp.	558	91,791
Illinois Tool Works, Inc.	1,661	439,584
Ingersoll Rand, Inc.	813	64,577
ITT, Inc.	2,203	375,061
Jacobs Solutions, Inc.	3,846	562,401
JB Hunt Transport Services, Inc.	2,174	315,208
Johnson Controls International PLC	1,773	189,516
KBR, Inc.	1,549	78,163
Kirby Corp. *	1,406	136,663
Knight-Swift Transportation Holdings, Inc.	2,534	111,243
L3Harris Technologies, Inc.	879	244,028
Landstar System, Inc.	570	75,428
Leidos Holdings, Inc.	6,430	1,163,316
Lennox International, Inc.	490	273,351
Leonardo DRS, Inc.	608	25,329
Lincoln Electric Holdings, Inc.	1,145	277,811
Lockheed Martin Corp.	567	258,342
ManpowerGroup, Inc.	201	8,522
Masco Corp.	6,378	468,081
MasTec, Inc. *	1,263	229,474
Middleby Corp. *	975	133,429

See Notes to Financial Statements.

44 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
MSA Safety, Inc.	448	76,429
MSC Industrial Direct Co., Inc., Class A	2,778	250,659
Mueller Industries, Inc.	6,850	657,189
Nordson Corp.	296	66,627
Norfolk Southern Corp.	932	260,941
Northrop Grumman Corp.	816	481,473
nVent Electric PLC	508	45,918
Old Dominion Freight Line, Inc.	1,113	168,030
Oshkosh Corp.	2,420	337,275
Otis Worldwide Corp.	2,765	238,841
Owens Corning	461	69,228
PACCAR, Inc.	2,492	249,150
Parker-Hannifin Corp.	419	318,168
Parsons Corp. *	1,694	135,689
Paychex, Inc.	2,866	399,678
Paycom Software, Inc.	1,216	276,214
Paylocity Holding Corp. *	569	101,982
Pentair PLC	3,491	375,387
Quanta Services, Inc.	638	241,138
RB Global, Inc.	2,110	241,679
RBC Bearings, Inc. *	185	72,143
Regal Rexnord Corp.	381	56,895
Republic Services, Inc.	1,017	237,947
Robert Half, Inc.	1,581	59,003
Rockwell Automation, Inc.	421	144,584
Rollins, Inc.	3,435	194,215
RTX Corp.	1,274	202,056
Ryder System, Inc.	2,320	435,046
Schneider National, Inc., Class B	3,237	80,019
Science Applications International Corp.	2,969	349,451
Sensata Technologies Holding PLC	690	22,453
Simpson Manufacturing Co., Inc.	806	154,043
SiteOne Landscape Supply, Inc. *	511	73,196
Snap-on, Inc.	2,575	837,493
Southwest Airlines Co.	5,103	167,889
SS&C Technologies Holdings, Inc.	5,088	451,102
Stanley Black & Decker, Inc.	1,163	86,399
Tetra Tech, Inc.	1,748	63,662
Textron, Inc.	1,638	131,302
Timken Co.	909	70,202
Toro Co.	1,619	131,236
Trane Technologies PLC	866	359,910
TransDigm Group, Inc.	119	166,467
TransUnion	1,184	104,666
Uber Technologies, Inc. *	767	71,906
U-Haul Holding Co.	734	38,344
U-Haul Holding Co. *	114	6,561
Union Pacific Corp.	837	187,128

	Number of Shares	Value $
United Airlines Holdings, Inc. *	3,946	414,330
United Parcel Service, Inc., Class B	2,015	176,192
United Rentals, Inc.	315	301,247
Valmont Industries, Inc.	1,083	397,591
Veralto Corp.	1,598	169,692
Verisk Analytics, Inc.	1,034	277,236
Vertiv Holdings Co., Class A	272	34,694
W.W. Grainger, Inc.	486	492,561
Waste Management, Inc.	592	134,023
Watsco, Inc.	497	199,983
WESCO International, Inc.	423	92,992
Westinghouse Air Brake Technologies Corp.	2,364	457,434
WillScot Holdings Corp.	582	14,108
Woodward, Inc.	1,001	247,067
XPO, Inc. *	454	58,884
Xylem, Inc.	1,377	194,928

(Cost $31,281,159)		37,291,557

Information Technology — 11.1%
Accenture PLC, Class A	484	125,825
Adobe, Inc. *	202	72,053
Advanced Micro Devices, Inc. *	69	11,221
Akamai Technologies, Inc. *	2,898	229,319
Amdocs Ltd.	6,984	597,621
Amphenol Corp., Class A	4,729	514,799
Analog Devices, Inc.	647	162,598
Appfolio, Inc., Class A *	209	57,972
Apple, Inc.	1,245	289,014
Applied Materials, Inc.	498	80,058
Arista Networks, Inc. *	956	130,542
Arrow Electronics, Inc. *	606	76,556
Atlassian Corp., Class A *	121	21,511
Autodesk, Inc. *	1,125	354,037
Avnet, Inc.	1,404	76,616
Bentley Systems, Inc., Class B	514	28,604
Cadence Design Systems, Inc. *	318	111,437
CCC Intelligent Solutions Holdings, Inc. *	2,260	22,374
CDW Corp.	297	48,934
Ciena Corp. *	1,230	115,583
Cirrus Logic, Inc. *	1,610	183,846
Cisco Systems, Inc.	2,357	162,845
Cognex Corp.	317	13,929
Cognizant Technology Solutions Corp., Class A	18,986	1,371,738
Corning, Inc.	7,052	472,696
Crane NXT Co.	394	23,534
Crowdstrike Holdings, Inc., Class A *	44	18,643
Datadog, Inc., Class A *	177	24,192
Dell Technologies, Inc., Class C	564	68,893

See Notes to Financial Statements.

DBX ETF Trust | 45

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Docusign, Inc. *	993	76,123
Dolby Laboratories, Inc., Class A	2,444	175,186
Dropbox, Inc., Class A *	12,777	371,300
DXC Technology Co. *	2,224	32,137
Dynatrace, Inc. *	3,779	191,217
EPAM Systems, Inc. *	211	37,212
F5, Inc. *	3,647	1,142,022
Fair Isaac Corp. *	133	202,378
Flex Ltd. *	24,080	1,291,170
Fortinet, Inc. *	3,871	304,919
Gartner, Inc. *	986	247,673
Gen Digital, Inc.	8,422	254,344
GoDaddy, Inc., Class A *	3,841	569,659
Guidewire Software, Inc. *	894	194,016
Hewlett Packard Enterprise Co.	16,217	366,018
HP, Inc.	9,961	284,287
HubSpot, Inc. *	103	49,766
International Business Machines Corp.	940	228,881
Intuit, Inc.	187	124,729
IPG Photonics Corp. *	104	8,509
Jabil, Inc.	6,663	1,364,782
Keysight Technologies, Inc. *	762	124,534
KLA Corp.	123	107,256
Kyndryl Holdings, Inc. *	1,400	44,506
Lam Research Corp.	1,113	111,467
Littelfuse, Inc.	178	46,250
MACOM Technology Solutions Holdings, Inc. *	236	30,243
Manhattan Associates, Inc. *	488	105,135
Micron Technology, Inc.	269	32,014
Microsoft Corp.	445	225,477
Monolithic Power Systems, Inc.	117	97,784
Motorola Solutions, Inc.	628	296,705
NetApp, Inc.	2,771	312,541
Nutanix, Inc., Class A *	1,546	103,907
NVIDIA Corp.	241	41,977
Okta, Inc. *	344	31,913
ON Semiconductor Corp. *	546	27,076
Oracle Corp.	121	27,362
Palo Alto Networks, Inc. *	796	151,654
Pegasystems, Inc.	786	42,609
Procore Technologies, Inc. *	582	40,455
PTC, Inc. *	777	165,889
Pure Storage, Inc., Class A *	610	47,342
Qorvo, Inc. *	330	29,931
QUALCOMM, Inc.	735	118,137
Ralliant Corp. *	847	35,413
RingCentral, Inc., Class A *	454	13,852
Roper Technologies, Inc.	379	199,471
Salesforce, Inc.	722	185,012
ServiceNow, Inc. *	154	141,289

	Number of Shares	Value $
Skyworks Solutions, Inc.	2,506	187,800
Snowflake, Inc. *	56	13,365
Synopsys, Inc. *	741	447,208
TD SYNNEX Corp.	2,586	382,909
Teledyne Technologies, Inc. *	796	428,383
Teradyne, Inc.	294	34,763
Texas Instruments, Inc.	875	177,170
Trimble, Inc. *	5,533	447,177
Twilio, Inc., Class A *	359	37,914
Tyler Technologies, Inc. *	779	438,484
UiPath, Inc., Class A *	989	10,998
Universal Display Corp.	212	29,381
VeriSign, Inc.	4,536	1,240,006
Vontier Corp.	1,883	80,800
Workday, Inc., Class A *	1,140	263,135
Zebra Technologies Corp., Class A *	465	147,447
Zoom Communications, Inc. *	3,022	246,051
Zscaler, Inc. *	65	18,008

(Cost $18,280,797)		20,551,518

Materials — 4.8%
Air Products and Chemicals, Inc.	712	209,406
Amcor PLC	18,982	163,815
Anglogold Ashanti PLC	1,186	67,199
AptarGroup, Inc.	1,843	256,675
Ashland, Inc.	180	10,107
Avery Dennison Corp.	785	134,745
Axalta Coating Systems Ltd. *	2,827	88,372
Carpenter Technology Corp.	259	62,388
CF Industries Holdings, Inc.	7,266	629,454
Corteva, Inc.	7,323	543,293
CRH PLC	3,423	386,628
Crown Holdings, Inc.	3,503	348,128
Dow, Inc.	1,437	35,393
DuPont de Nemours, Inc.	1,467	112,842
Eagle Materials, Inc.	850	196,265
Eastman Chemical Co.	2,017	141,876
Ecolab, Inc.	757	209,719
Element Solutions, Inc.	2,067	53,163
FMC Corp.	688	26,901
Freeport-McMoRan, Inc.	1,590	70,596
Graphic Packaging Holding Co.	3,885	86,519
International Flavors & Fragrances, Inc.	717	48,405
International Paper Co.	6,216	308,811
Linde PLC	272	130,095
Louisiana-Pacific Corp.	1,707	162,353
LyondellBasell Industries NV, Class A	1,200	67,620
Martin Marietta Materials, Inc.	203	125,129
Mosaic Co.	3,378	112,825
NewMarket Corp.	145	119,909

See Notes to Financial Statements.

46 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Newmont Corp.	10,928	813,043
Nucor Corp.	700	104,111
Packaging Corp. of America	2,063	449,651
PPG Industries, Inc.	1,320	146,824
Reliance, Inc.	2,448	723,776
Royal Gold, Inc.	2,217	398,129
RPM International, Inc.	3,113	390,090
Scotts Miracle-Gro Co.	544	33,304
Sealed Air Corp.	2,301	74,713
Sherwin-Williams Co.	670	245,106
Silgan Holdings, Inc.	2,606	122,273
Sonoco Products Co.	296	13,986
Southern Copper Corp.	268	25,721
Steel Dynamics, Inc.	2,052	268,648
Vulcan Materials Co.	333	96,956

(Cost $7,728,353)		8,814,962

Real Estate — 4.0%
Agree Realty Corp. REIT (a)	1,053	76,595
American Homes 4 Rent, Class A REIT	2,668	95,568
American Tower Corp. REIT	482	98,256
AvalonBay Communities, Inc. REIT	1,069	209,364
Brixmor Property Group, Inc. REIT	5,913	165,505
BXP, Inc. REIT	321	23,276
Camden Property Trust REIT	488	54,646
CBRE Group, Inc., Class A *	3,527	571,797
CoStar Group, Inc. *	327	29,263
Cousins Properties, Inc. REIT	889	26,217
CubeSmart REIT	3,863	158,074
Digital Realty Trust, Inc. REIT	259	43,419
EastGroup Properties, Inc. REIT	627	106,314
EPR Properties REIT	1,093	59,295
Equinix, Inc. REIT	71	55,819
Equity LifeStyle Properties, Inc. REIT	3,035	182,980
Equity Residential REIT	3,499	231,354
Essex Property Trust, Inc. REIT	845	228,327
Extra Space Storage, Inc. REIT	519	74,518
Federal Realty Investment Trust REIT	723	72,698
First Industrial Realty Trust, Inc. REIT	3,062	161,061
Gaming and Leisure Properties, Inc. REIT	8,546	410,293
Healthpeak Properties, Inc. REIT	2,282	40,939
Highwoods Properties, Inc. REIT	1,446	45,592
Host Hotels & Resorts, Inc. REIT	9,492	163,357
Howard Hughes Holdings, Inc. *	401	30,584
Invitation Homes, Inc. REIT	1,921	60,108
Iron Mountain, Inc. REIT	378	34,901
Jones Lang LaSalle, Inc. *	877	267,985

	Number of Shares	Value $
Kilroy Realty Corp. REIT	1,210	50,324
Kimco Realty Corp. REIT	3,464	77,905
Lamar Advertising Co., Class A REIT	1,335	169,879
Mid-America Apartment Communities, Inc. REIT	1,535	223,834
National Storage Affiliates Trust REIT	446	14,375
NNN REIT, Inc. REIT	3,456	148,297
Omega Healthcare Investors, Inc. REIT	5,207	221,662
Prologis, Inc. REIT	987	112,301
Public Storage REIT	1,291	380,316
Rayonier, Inc. REIT	5,487	144,198
Realty Income Corp. REIT	1,277	75,037
Regency Centers Corp. REIT	1,900	137,750
Rexford Industrial Realty, Inc. REIT	698	28,904
SBA Communications Corp. REIT	1,560	319,566
Simon Property Group, Inc. REIT	2,475	447,133
STAG Industrial, Inc. REIT	1,723	63,493
Sun Communities, Inc. REIT	262	33,240
UDR, Inc. REIT	753	29,796
Ventas, Inc. REIT	623	42,414
VICI Properties, Inc. REIT	19,611	662,460
Vornado Realty Trust REIT	690	26,241
Welltower, Inc. REIT	293	49,306
Weyerhaeuser Co. REIT	2,077	53,732
WP Carey, Inc. REIT	2,982	200,092

(Cost $7,007,940)		7,490,360

Utilities — 7.9%
AES Corp.	3,022	40,918
Alliant Energy Corp.	5,256	342,008
Ameren Corp.	6,131	611,751
American Electric Power Co., Inc.	5,270	585,075
American Water Works Co., Inc.	1,727	247,842
Atmos Energy Corp.	2,860	475,132
Brookfield Renewable Corp.	3,735	125,869
CenterPoint Energy, Inc.	9,113	343,651
Clearway Energy, Inc., Class A	1,435	40,453
Clearway Energy, Inc., Class C	2,747	81,888
CMS Energy Corp.	6,590	471,646
Consolidated Edison, Inc.	4,414	433,587
Constellation Energy Corp.	42	12,935
Dominion Energy, Inc.	6,290	376,771
DTE Energy Co.	4,351	594,564
Duke Energy Corp.	3,939	482,488
Edison International	4,163	233,669
Entergy Corp.	8,243	726,126
Essential Utilities, Inc.	4,664	184,275
Evergy, Inc.	8,558	609,843

See Notes to Financial Statements.

DBX ETF Trust | 47

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Eversource Energy	4,318	276,654
Exelon Corp.	15,047	657,253
FirstEnergy Corp.	7,015	305,994
IDACORP, Inc.	2,048	256,205
MDU Resources Group, Inc.	5,075	82,672
National Fuel Gas Co.	5,200	451,048
NextEra Energy, Inc.	2,096	151,017
NiSource, Inc.	8,598	363,437
NRG Energy, Inc.	4,426	644,249
OGE Energy Corp.	8,257	368,758
PG&E Corp.	19,816	302,788
Pinnacle West Capital Corp.	5,255	469,587
PPL Corp.	12,665	461,892
Public Service Enterprise Group, Inc.	2,811	231,430
Sempra	3,027	249,909
Southern Co.	3,820	352,586
Talen Energy Corp. *	965	365,658
UGI Corp.	8,670	300,329
Vistra Corp.	1,097	207,454
WEC Energy Group, Inc.	5,211	555,024
Xcel Energy, Inc.	8,234	596,059

(Cost $12,746,708)		14,670,494

TOTAL COMMON STOCKS

(Cost $160,313,602)		183,384,167

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 ETF (a)	800	283,768
Vanguard S&P 500 ETF	293	173,772

(Cost $336,745)		457,540

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (b)(c)

(Cost $452,820)	452,820	452,820

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)

(Cost $1,224,124)	1,224,124	1,224,124
TOTAL INVESTMENTS — 100.1%

(Cost $162,327,291)		185,518,651

Other assets and liabilities,net — (0.1%)		(129,690)

NET ASSETS — 100.0%		185,388,961

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

				Net Change
				in Unrealized
			Net Realized	Appreciation		Capital Gain	Number of
Value ($) at	Purchases Cost	Sales Proceeds	Gain/(Loss)	(Depreciation)	Income	Distributions	Shares at	Value ($) at
8/31/2024	($)	($)	($)	($)	($)	($)	8/31/2025	8/31/2025
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (b)(c)
285,484	167,336(d)	—	—	—	332	—	452,820	452,820

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)
911,119	4,226,611	(3,913,606)	—	—	38,968	—	1,224,124	1,224,124

1,196,603	4,393,947	(3,913,606)	—	—	39,300	—	1,676,944	1,676,944

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $443,633, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

REIT:    Real Estate Investment Trust

See Notes to Financial Statements.

48 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2025

At August 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

Micro E-Mini S&P 500 Index	USD	27	834,365	873,821	9/19/2025	39,456

Micro E-Mini S&P MidCap 400 Index	USD	15	471,446	488,775	9/19/2025	17,329

Total unrealized appreciation						56,785

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$183,384,167	$—	$—	$183,384,167

Exchange-Traded Funds	457,540	—	—	457,540

Short-Term Investments (a)	1,676,944	—	—	1,676,944

Derivatives (b)

Futures Contracts	56,785	—	—	56,785

TOTAL	$185,575,436	$—	$—	$185,575,436

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 49

Statements of Assets and Liabilities

August 31, 2025

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF

Assets
Investment in non-affiliated securities at value	$51,774,949	$664,446,303	$69,589,576	$183,841,707
Investment in affiliated securities at value	17,118	566,304	—	—
Investment in DWS Government Money Market Series	88,719	625,533	352,507	1,224,124
Investment in DWS Government & Agency Securities Portfolio*	—	239,029	—	452,820
Foreign currency at value	130,118	539,525	—	—
Deposit with broker for futures contracts	18,727	143,836	30,500	97,578
Receivables:
Investment securities sold	—	—	—	2,896,745
Variation margin on futures contracts	23,298	67,472	40,026	41,067
Dividends	136,745	786,972	70,968	205,091
Interest	191	3,633	1,209	4,344
Affiliated securities lending income	—	4	—	30
Foreign tax reclaim	64,863	229,607	—	147
Total assets	$52,254,728	$667,648,218	$70,084,786	$188,763,653

Liabilities
Payable upon return of securities loaned	$—	$239,029	$—	$452,820
Payables:
Investment securities purchased	—	55,449	—	—
Capital shares	—	—	—	2,896,690
Investment advisory fees	10,748	50,056	11,088	25,182
Total liabilities	10,748	344,534	11,088	3,374,692
Net Assets, at value	$52,243,980	$667,303,684	$70,073,698	$185,388,961

Net Assets Consist of
Paid-in capital	$66,255,958	$458,078,038	$65,078,720	$205,764,899
Distributable earnings (loss)	(14,011,978)	209,225,646	4,994,978	(20,375,938)
Net Assets, at value	$52,243,980	$667,303,684	$70,073,698	$185,388,961
Number of Common Shares outstanding	1,500,001	5,880,001	1,250,001	3,200,001
Net Asset Value	$34.83	$113.49	$56.06	$57.93

Investment in non-affiliated securities at cost	$41,524,271	$442,659,729	$59,748,430	$160,650,347
Investment in affiliated securities at cost	$10,810	$198,772	$—	$—
Value of securities loaned	$—	$233,476	$—	$443,633
Investment in DWS Government Money Market Series at cost	$88,719	$625,533	$352,507	$1,224,124
Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$239,029	$—	$452,820
Foreign currency at cost	$129,194	$536,939	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

50 | DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2025

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF

Investment Income
Unaffiliated dividend income*	$1,611,513	$10,429,089	$943,279	$2,994,994
Affiliated dividend income	535	14,205	—	—
Income distributions from affiliated funds	4,032	44,768	12,319	38,968
Affiliated securities lending income	131	769	5	332
Unaffiliated securities lending income, net of borrower rebates	—	—	—	198
Total investment income	1,616,211	10,488,831	955,603	3,034,492

Expenses
Investment advisory fees	123,263	564,719	122,933	289,801
Other expenses	58	58	58	—
Total expenses	123,321	564,777	122,991	289,801
Less fees waived (see note 3):
Waiver	(104)	(1,136)	(322)	(973)
Net expenses	123,217	563,641	122,669	288,828
Net investment income (loss)	1,492,994	9,925,190	832,934	2,745,664

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(679,737)	(4,589,758)	(1,437,217)	(6,055,194)
In-kind redemptions	4,404,595	16,225,690	4,410,951	24,104,878
In-kind redemptions in affiliates	2,879	50,992	—	—
Futures contracts	16,857	189,798	38,482	13,735
Foreign currency transactions	4,114	36,002	—	(12)
Net realized gain (loss)	3,748,708	11,912,724	3,012,216	18,063,407
Net change in unrealized appreciation (depreciation) on:

Investments	2,845,118	73,334,200	2,986,299	(7,035,823)
Investments in affiliates	4,346	281,183	—	—
Futures contracts	511	(19,885)	16,994	24,493
Foreign currency translations	(1,663)	(2,929)	—	—
Net change in unrealized appreciation (depreciation)	2,848,312	73,592,569	3,003,293	(7,011,330)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	6,597,020	85,505,293	6,015,509	11,052,077
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,090,014	$95,430,483	$6,848,443	$13,797,741

* Unaffiliated foreign tax withheld	$196,344	$573,076	$125	$1,879

See Notes to Financial Statements.

DBX ETF Trust | 51

Statements of Changes in Net Assets

	Xtrackers FTSE Developed ex US Multifactor ETF		Xtrackers MSCI Kokusai Equity ETF
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,492,994	$1,624,539	$9,925,190	$9,314,664
Net realized gain (loss)	3,748,708	2,596,319	11,912,724	7,431,168
Net change in net unrealized appreciation (depreciation)	2,848,312	4,667,433	73,592,569	107,943,105
Net increase (decrease) in net assets resulting from operations	8,090,014	8,888,291	95,430,483	124,688,937
Distributions to Shareholders	(2,084,820)	(2,338,899)	(10,288,678)	(9,549,067)

Fund Shares Transactions
Proceeds from shares sold	6,198,058	8,495,255	14,814,721	—
Value of shares redeemed	(15,769,912)	(19,549,122)	(35,745,102)	(31,753,923)
Net increase (decrease) in net assets resulting from fund share transactions	(9,571,854)	(11,053,867)	(20,930,381)	(31,753,923)
Total net increase (decrease) in Net Assets	(3,566,660)	(4,504,475)	64,211,424	83,385,947

Net Assets
Beginning of year	55,810,640	60,315,115	603,092,260	519,706,313
End of year	$52,243,980	$55,810,640	$667,303,684	$603,092,260

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,800,001	2,200,001	6,070,001	6,430,001
Shares sold	200,000	300,000	140,000	—
Shares redeemed	(500,000)	(700,000)	(330,000)	(360,000)
Shares outstanding, end of year	1,500,001	1,800,001	5,880,001	6,070,001

See Notes to Financial Statements.

52 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF		Xtrackers Russell US Multifactor ETF
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$832,934	$890,312	$2,745,664	$2,143,308
Net realized gain (loss)	3,012,216	9,214,296	18,063,407	13,475,939
Net change in net unrealized appreciation (depreciation)	3,003,293	4,077,149	(7,011,330)	14,180,288
Net increase (decrease) in net assets resulting from operations	6,848,443	14,181,757	13,797,741	29,799,535
Distributions to Shareholders	(867,649)	(781,915)	(2,658,242)	(2,057,931)

Fund Shares Transactions
Proceeds from shares sold	13,064,175	62,157,154	78,029,046	48,689,872
Value of shares redeemed	(17,257,606)	(36,312,345)	(71,294,775)	(43,881,576)
Net increase (decrease) in net assets resulting from fund share transactions	(4,193,431)	25,844,809	6,734,271	4,808,296
Total net increase (decrease) in Net Assets	1,787,363	39,244,651	17,873,770	32,549,900

Net Assets
Beginning of year	68,286,335	29,041,684	167,515,191	134,965,291
End of year	$70,073,698	$68,286,335	$185,388,961	$167,515,191

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,325,001	675,001	3,100,001	3,000,001
Shares sold	250,000	1,400,000	1,400,000	1,000,000
Shares redeemed	(325,000)	(750,000)	(1,300,000)	(900,000)
Shares outstanding, end of year	1,250,001	1,325,001	3,200,001	3,100,001

See Notes to Financial Statements.

DBX ETF Trust | 53

Financial Highlights

Xtrackers FTSE Developed ex US Multifactor ETF

	Years Ended August 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$31.01	$27.42	$25.39	$32.88	$27.84

Income (loss) from investment operations:
Net investment income (loss)(a)	0.90	0.81	0.90	1.01	0.84
Net realized and unrealized gain (loss)	4.13	3.89	1.98	(7.37)	5.35
Total from investment operations	5.03	4.70	2.88	(6.36)	6.19
Less distributions from:
Net investment income	(1.21)	(1.11)	(0.85)	(1.13)	(1.15)
Total from distributions	(1.21)	(1.11)	(0.85)	(1.13)	(1.15)
Net Asset Value, end of year	$34.83	$31.01	$27.42	$25.39	$32.88
Total Return (%)(b)	16.76	17.65	11.59	(19.75)	22.69

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	52	56	60	66	71
Ratio of expenses before fee waiver (%)	0.24	0.34	0.35	0.35	0.35
Ratio of expenses after fee waiver (%)	0.24	0.24	0.24	0.24	0.24
Ratio of net investment income (loss) (%)	2.91	2.88	3.44	3.45	2.75
Portfolio turnover rate (%)(c)	47	51	52	56	53

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

54 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Kokusai Equity ETF

	Years Ended August 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$99.36	$80.83	$71.06	$84.95	$ 65.83

Income (loss) from investment operations:
Net investment income (loss)(a)	1.63	1.49	1.50	1.53	1.28
Net realized and unrealized gain (loss)	14.19	18.56	9.72	(13.73)	18.91
Total from investment operations	15.82	20.05	11.22	(12.20)	20.19
Less distributions from:
Net investment income	(1.69)	(1.52)	(1.45)	(1.69)	(1.06)
Net realized gains	–	–	–	–	(0.01)
Total from distributions	(1.69)	(1.52)	(1.45)	(1.69)	(1.07)
Net Asset Value, end of year	$113.49	$99.36	$80.83	$71.06	$ 84.95
Total Return (%)(b)	16.13	25.07	16.02	(14.55)	30.87

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	667	603	520	502	803
Ratio of expenses before fee waiver (%)	0.09	0.09	0.09	0.09	0.09
Ratio of expenses after fee waiver (%)	0.09	0.09	0.09	0.09	0.09
Ratio of net investment income (loss) (%)	1.58	1.70	2.02	1.93	1.73
Portfolio turnover rate (%)(c)	2	3	2	4	6

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 55

Financial Highlights (Continued)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

	Years Ended August 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$51.54	$43.02	$37.16	$41.83	$31.43

Income (loss) from investment operations:
Net investment income (loss)(a)	0.68	0.68	0.61	0.53	0.52
Net realized and unrealized gain (loss)	4.55	8.48	5.85	(4.60)	10.44
Total from investment operations	5.23	9.16	6.46	(4.07)	10.96
Less distributions from:
Net investment income	(0.71)	(0.64)	(0.60)	(0.60)	(0.56)
Total from distributions	(0.71)	(0.64)	(0.60)	(0.60)	(0.56)
Net Asset Value, end of year	$56.06	$51.54	$43.02	$37.16	$41.83
Total Return (%)(b)	10.27	21.45	17.63	(9.84)	35.25

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	70	68	29	11	40
Ratio of expenses before fee waiver (%)	0.19	0.19	0.19	0.19	0.19
Ratio of expenses after fee waiver (%)	0.19	0.19	0.19	0.19	0.19
Ratio of net investment income (loss) (%)	1.29	1.47	1.55	1.29	1.51
Portfolio turnover rate (%)(c)	19	22	34	14	13

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

56 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell US Multifactor ETF

	Years Ended August 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$54.04	$44.99	$41.63	$46.33	$34.84

Income (loss) from investment operations:
Net investment income (loss)(a)	0.89	0.71	0.77	0.72	0.56
Net realized and unrealized gain (loss)	3.83	9.00	3.38	(4.76)	11.47
Total from investment operations	4.72	9.71	4.15	(4.04)	12.03
Less distributions from:
Net investment income	(0.83)	(0.66)	(0.79)	(0.66)	(0.54)
Total from distributions	(0.83)	(0.66)	(0.79)	(0.66)	(0.54)
Net Asset Value, end of year	$57.93	$54.04	$44.99	$41.63	$46.33
Total Return (%)(b)	8.87	21.78	10.12	(8.80)	34.85

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	185	168	135	146	206
Ratio of expenses before fee waiver (%)	0.17	0.17	0.17	0.17	0.17
Ratio of expenses after fee waiver (%)	0.17	0.17	0.17	0.17	0.17
Ratio of net investment income (loss) (%)	1.61	1.46	1.80	1.60	1.40
Portfolio turnover rate (%)(c)	35	41	44	38	39

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust | 57

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2025, the Trust consists of forty one investment series of exchange-traded funds (“ETFs”) (each, a “Fund,” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers FTSE Developed ex US Multifactor ETF

Xtrackers MSCI Kokusai Equity ETF

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Xtrackers Russell US Multifactor ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers MSCI Kokusai Equity ETF, which lots consist of 10,000 shares, and, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF, which lots consist of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers FTSE Developed ex US Multifactor ETF	FTSE Developed ex US Comprehensive Factor Index
Xtrackers MSCI Kokusai Equity ETF	MSCI Kokusai Index
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Russell 1000 2Qual/Val 5% Capped Factor Index
Xtrackers Russell US Multifactor ETF	Russell 1000 Comprehensive Factor Index

The FTSE Developed ex US Comprehensive Factor is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semi-annually in March and September after the close of business on the third Friday of the review month.

The MSCI Kokusai Index, also known as the MSCI World ex Japan Index, is designed to track the performance of equity markets in developed markets (excluding Japan). The Underlying Index is reviewed quarterly in February, May, August and November and rebalanced semi-annually in May and November. At each semi-annual rebalancing, the composition of the Underlying Index is reassessed and the large and mid-capitalization cutoff points are recalculated.

The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality, value, momentum, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semi-annually in June and December after the close of business on the third Friday of the review month.

58 | DBX ETF Trust

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Each Fund is diversified. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

DBX ETF Trust | 59

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2025, the Funds did not incur any interest or penalties.

60 | DBX ETF Trust

As of August 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers FTSE Developed ex US Multifactor ETF	$652,341	$(24,020,779)	$9,356,460	$(14,011,978)
Xtrackers MSCI Kokusai Equity ETF	2,039,979	(14,004,288)	221,189,955	209,225,646
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	169,235	(4,483,991)	9,309,733	4,994,977
Xtrackers Russell US Multifactor ETF	624,479	(42,331,209)	21,330,792	(20,375,938)

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

The tax character of dividends and distributions declared for the years ended August 31, 2025 and August 31, 2024 were as follows:

Year Ended August 31, 2025
Ordinary Income*
Xtrackers FTSE Developed ex US Multifactor ETF	$ 2,084,820
Xtrackers MSCI Kokusai Equity ETF	10,288,678
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	867,649
Xtrackers Russell US Multifactor ETF	2,658,242

Year Ended August 31, 2024
Ordinary Income*
Xtrackers FTSE Developed ex US Multifactor ETF	$ 2,338,899
Xtrackers MSCI Kokusai Equity ETF	9,549,067
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	781,915
Xtrackers Russell US Multifactor ETF	2,057,931

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers FTSE Developed ex US Multifactor ETF	$12,170,196	$11,850,583	$24,020,779
Xtrackers MSCI Kokusai Equity ETF	1,931,827	12,072,461	14,004,288
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	545,708	3,938,283	4,483,991
Xtrackers Russell US Multifactor ETF	26,464,383	15,866,826	42,331,209

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary 41112114.00 losses incurred 43728153.00 after December 84840267.00 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended August 31, 2025, the Funds had no post-October capital losses.

For the fiscal year ended August 31, 2025, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers FTSE Developed ex US Multifactor ETF	$(4,093,426)	$4,093,426
Xtrackers MSCI Kokusai Equity ETF	(16,218,269)	16,218,269
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(4,234,122)	4,234,122
Xtrackers Russell US Multifactor ETF	(23,131,372)	23,131,372

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As of August 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Multifactor ETF	$42,534,556	$9,346,230	$11,571,285	$(2,225,055)
Xtrackers MSCI Kokusai Equity ETF	444,700,895	221,176,274	253,957,621	(32,781,347)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	60,632,350	9,309,733	11,843,048	(2,533,315)
Xtrackers Russell US Multifactor ETF	164,187,859	21,330,792	27,051,367	(5,720,575)

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which 712055660.00 may be reclaimable) 261163029.00 on income, 304423321.00 capital gains (43260292.00) on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of August 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG serves as securities lending agent and lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2025, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of August 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

62 | DBX ETF Trust

As of August 31, 2025, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2025
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers MSCI Kokusai Equity ETF
Common Stocks	$239,029	$—	$—	$—	$239,029
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$239,029
Xtrackers Russell US Multifactor ETF
Common Stocks	$190,740	$—	$—	$—	$190,740
Exchange-Traded Funds	$262,080	$—	$—	$—	$262,080
Total Borrowing	$452,820	$—	$—	$—	$452,820
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$452,820

As of August 31, 2025, Xtrackers FTSE Developed ex US Multifactor ETF and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF had no securities on loan.

Derivatives

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2025, Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2025 is included in a table following the Funds’ Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers FTSE Developed ex US Multifactor ETF
Equity contracts	Unrealized appreciation on futures contracts*	$13,312	Unrealized depreciation on futures contracts*	$652
	Total	$13,312	Total	$652

Xtrackers MSCI Kokusai Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$63,936	Unrealized depreciation on futures contracts*	$—
	Total	$63,936	Total	$—

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Equity contracts	Unrealized appreciation on futures contracts*	$20,239	Unrealized depreciation on futures contracts*	$—
	Total	$20,239	Total	$—

Xtrackers Russell US Multifactor ETF
Equity contracts	Unrealized appreciation on futures contracts*	$56,785	Unrealized depreciation on futures contracts*	$—
	Total	$56,785	Total	$—

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended August 31, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts – Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$16,857
Xtrackers MSCI Kokusai Equity ETF	189,798
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	38,482
Xtrackers Russell US Multifactor ETF	13,735

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$511
Xtrackers MSCI Kokusai Equity ETF	(19,885)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	16,994
Xtrackers Russell US Multifactor ETF	24,493

For the year ended August 31, 2025 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers FTSE Developed ex US Multifactor ETF	$495,877
Xtrackers MSCI Kokusai Equity ETF	1,912,016
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	278,563
Xtrackers Russell US Multifactor ETF	920,799

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

64 | DBX ETF Trust

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers FTSE Developed ex US Multifactor ETF	0.24%
Xtrackers MSCI Kokusai Equity ETF	0.09%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	0.19%
Xtrackers Russell US Multifactor ETF	0.17%

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2025, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers FTSE Developed ex US Multifactor ETF	$104
Xtrackers MSCI Kokusai Equity ETF	1,136
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	322
Xtrackers Russell US Multifactor ETF	973

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer 2535.00 agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the funds listed below. For the year ended August 31, 2025, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers FTSE Developed ex US Multifactor ETF	$9
Xtrackers MSCI Kokusai Equity ETF	58
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	0
Xtrackers Russell US Multifactor ETF	33

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4. Investment Portfolio Transactions

For the year ended August 31, 2025, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$24,029,504	$24,467,454
Xtrackers MSCI Kokusai Equity ETF	14,279,268	13,463,671
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	12,625,719	12,842,226
Xtrackers Russell US Multifactor ETF	59,889,422	60,193,364

For the year ended August 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$5,692,748	$15,440,405
Xtrackers MSCI Kokusai Equity ETF	14,662,484	35,441,607
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	13,063,834	17,217,071
Xtrackers Russell US Multifactor ETF	78,028,398	71,203,507

5. Fund Share Transactions

As of August 31, 2025, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

66 | DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting DBX ETF Trust) at August 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 23, 2025

DBX ETF Trust | 67

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell US Multifactor ETF and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 13-14, 2025 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell US Multifactor ETF and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (each a “Fund,” and collectively, the “Funds”) for another annual period ending on May 31, 2026. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the Investment Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) for Funds with two years of performance history as of December 31, 2024, each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on May 13, 2025 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds. In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge, as applicable. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board noted that the advisory fees and total expenses (after waivers/reimbursements, as applicable) for the Xtrackers FTSE Developed ex US Multifactor ETF and Xtrackers MSCI Kokusai Equity ETF were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group, but Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF had advisory fees and/or total expenses (after waivers/reimbursements, as applicable) that were above the average and/or median of its respective Peer Group.

The Board considered, however, that the advisory fees and total expenses for each of Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF were almost equivalent to the average of its respective Peer Group.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ operating expenses (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that Xtrackers MSCI Kokusai Equity ETF and Xtrackers Russell US Multifactor ETF had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

70 | DBX ETF Trust

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2025.

	Qualified Dividend Income*	Dividends Received Reduction*
Xtrackers FTSE Developed ex US Multifactor ETF	100%	2%
Xtrackers MSCI Kokusai Equity ETF	100%	67%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	100%	100%
Xtrackers Russell US Multifactor ETF	100%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers FTSE Developed ex US Multifactor ETF	$1,777,992	$195,379

DBX ETF Trust | 71

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EQUITY-NCSRA

August 31, 2025

Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

Xtrackers MSCI EAFE Selection Equity ETF (EASG)

Xtrackers MSCI Emerging Markets Climate Selection ETF (EMCS)

Xtrackers MSCI USA Climate Action Equity ETF (USCA)

Xtrackers MSCI USA Selection Equity ETF (USSG)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)

Xtrackers RREEF Global Natural Resources ETF (NRES)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

August 31, 2025

	Number of Shares	Value $
COMMON STOCKS – 98.0%

Australia – 0.0%
MMG Ltd. *

(Cost $6,792)	20,174	13,353

Brazil – 3.0%
Ambev SA	26,567	60,445
B3 SA – Brasil Bolsa Balcao	31,155	74,500
Banco Bradesco SA	6,340	16,866
Banco BTG Pactual S.A	7,350	60,743
Banco do Brasil SA	6,717	26,469
Banco Santander Brasil SA	1,285	6,681
BB Seguridade Participacoes SA	4,713	28,496
Caixa Seguridade Participacoes S/A	3,857	10,019
Centrais Eletricas Brasileiras SA	7,167	59,442
Cia de Saneamento Basico do Estado de Sao Paulo	1,578	35,609
Companhia Paranaense de Energia	5,976	12,330
Embraer SA	1,405	19,723
Energisa SA	1,822	16,384
Engie Brasil Energia SA	1,804	13,274
Equatorial Energia SA	4,932	33,228
Hapvida Participacoes e Investimentos SA, 144A *	1,028	7,899
Itau Unibanco Holding SA	2,026	12,843
Klabin SA	4,516	15,400
Localiza Rent a Car SA	3,395	22,416
Lojas Renner SA	6,404	19,183
Motiva Infraestrutura de Mobilidade SA	7,481	19,846
Natura Cosmeticos SA *	5,849	9,709
NU Holdings Ltd., Class A *	20,431	302,379
Pagseguro Digital Ltd., Class A	1,351	12,105
Porto Seguro SA	165	1,573
Raia Drogasil SA	8,375	27,078
Rede D’Or Sao Luiz SA, 144A	4,451	32,275
Rumo SA	8,231	22,063
StoneCo Ltd., Class A *	1,533	25,248
Suzano SA	2,801	27,065
Telefonica Brasil SA	5,196	32,422
TIM SA	5,800	24,309
TOTVS SA	3,612	28,680
WEG SA	8,465	58,730
XP, Inc., Series BDR	1,175	21,192
XP, Inc., Class A	1,297	23,528

(Cost $1,123,169)		1,220,152

Chile – 0.4%
Banco de Chile	169,214	24,343
Banco de Credito e Inversiones SA	574	23,306
Banco Santander Chile	193,310	11,663

	Number of Shares	Value $
Cencosud SA	8,006	25,472
Cia Sud Americana de Vapores SA	127,148	6,389
Empresas CMPC SA	3,150	4,959
Enel Americas SA	98,338	10,263
Falabella SA	2,736	15,634
Latam Airlines Group SA	477,002	12,056
Plaza SA	3,880	9,146

(Cost $92,249)		143,231

China – 29.0%
360 Security Technology, Inc., Class A	5,005	8,151
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,738	4,804
3SBio, Inc., 144A *	11,625	43,483
AAC Technologies Holdings, Inc.	2,801	15,550
Accelink Technologies Co. Ltd., Class A	823	7,939
ACM Research Shanghai, Inc., Class A	290	6,311
Advanced Micro-Fabrication Equipment, Inc., China, Class A	305	9,171
Agricultural Bank of China Ltd., Class A	20,767	20,467
Agricultural Bank of China Ltd., Class H	108,819	73,283
Aier Eye Hospital Group Co. Ltd., Class A	5,688	10,701
AIMA Technology Group Co. Ltd., Class A	900	4,637
Aisino Corp., Class A	3,361	4,355
Akeso, Inc., 144A *	3,793	75,754
All Winner Technology Co. Ltd., Class A	1,100	7,234
Amlogic Shanghai Co. Ltd., Class A *	557	7,822
Andon Health Co. Ltd., Class A	1,200	6,656
Angel Yeast Co. Ltd., Class A	659	3,665
Anhui Expressway Co. Ltd., Class A	2,480	5,080
Anhui Expressway Co. Ltd., Class H	3,745	5,640
Anker Innovations Technology Co. Ltd., Class A	229	4,508
ANTA Sports Products Ltd.	4,549	56,017
Apeloa Pharmaceutical Co. Ltd., Class A	2,104	4,697
APT Medical, Inc., Class A	129	5,150
Ascentage Pharma Group International, 144A *	1,594	17,001
Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	1,048	4,985

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
ASR Microelectronics Co. Ltd., Class A *	678	9,986
Asymchem Laboratories Tianjin Co. Ltd., Class A	212	3,182
Asymchem Laboratories Tianjin Co. Ltd., Class H, 144A	422	4,939
Atour Lifestyle Holdings Ltd., ADR	324	12,610
Autobio Diagnostics Co. Ltd., Class A	733	4,175
Autohome, Inc., ADR	487	14,065
Avary Holding Shenzhen Co. Ltd., Class A	1,244	10,444
BAIC BluePark New Energy Technology Co. Ltd., Class A *	4,536	5,630
Baidu, Inc., Class A *	12,762	146,350
Bank of Beijing Co. Ltd., Class A	8,897	7,495
Bank of Changsha Co. Ltd., Class A	2,971	4,008
Bank of Chengdu Co. Ltd., Class A	1,993	5,168
Bank of China Ltd., Class A	13,222	10,247
Bank of China Ltd., Class H	236,623	129,301
Bank of Chongqing Co. Ltd., Class A	1,855	2,563
Bank of Chongqing Co. Ltd., Class H	8,254	7,898
Bank of Communications Co. Ltd., Class A	15,070	15,381
Bank of Communications Co. Ltd., Class H	26,873	23,199
Bank of Guiyang Co. Ltd., Class A	6,289	5,465
Bank of Hangzhou Co. Ltd., Class A	2,489	5,546
Bank of Jiangsu Co. Ltd., Class A	6,893	10,481
Bank of Nanjing Co. Ltd., Class A	3,956	6,176
Bank of Ningbo Co. Ltd., Class A	2,543	10,075
Bank of Shanghai Co. Ltd., Class A	3,680	4,929
Bank of Suzhou Co. Ltd., Class A	2,130	2,428
Bank of Zhengzhou Co. Ltd., Class A	15,408	4,499
Bank of Zhengzhou Co. Ltd., Class H, 144A	16,468	2,873
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	7,420	3,261
Beijing Compass Technology Development Co. Ltd., Class A *	696	14,662
Beijing E-Hualu Information Technology Co. Ltd., Class A *	2,228	7,385
Beijing Enlight Media Co. Ltd., Class A	3,207	8,897
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	181	4,397

	Number of Shares	Value $
Beijing Kingsoft Office Software, Inc., Class A	274	12,868
Beijing Originwater Technology Co. Ltd., Class A	5,098	3,249
Beijing Roborock Technology Co. Ltd., Class A	219	6,607
Beijing Shiji Information Technology Co. Ltd., Class A	4,321	6,703
Beijing Sinnet Technology Co. Ltd., Class A	2,576	5,841
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,856	5,224
Beijing Tong Ren Tang Co. Ltd., Class A	917	4,593
Beijing Ultrapower Software Co. Ltd., Class A	3,874	7,506
Beijing United Information Technology Co. Ltd., Class A	943	3,861
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A *	670	5,516
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	22,487	16,859
Bethel Automotive Safety Systems Co. Ltd., Class A	832	5,571
Betta Pharmaceuticals Co. Ltd., Class A	754	7,481
BGI Genomics Co. Ltd., Class A *	519	3,920
Bilibili, Inc., Class Z *	1,896	43,996
Bloomage Biotechnology Corp. Ltd., Class A	401	3,220
BOC International China Co. Ltd., Class A	4,205	9,534
BOE Technology Group Co. Ltd., Class A	8,074	4,795
BTG Hotels Group Co. Ltd., Class A	2,158	4,620
BYD Co. Ltd., Class A	1,325	21,218
BYD Co. Ltd., Class H	19,542	286,769
By-health Co. Ltd., Class A	1,472	2,534
Caida Securities Co. Ltd., Class A	4,385	4,753
Caitong Securities Co. Ltd., Class A	5,915	7,200
Calb Group Co. Ltd., Class H, 144A *	1,569	4,569
Cambricon Technologies Corp. Ltd., Class A *	103	21,582
Capital Securities Co. Ltd., Class A	1,511	4,535
Cathay Biotech, Inc., Class A	465	3,462
CCOOP Group Co. Ltd., Class A *	18,500	6,182
CECEP Solar Energy Co. Ltd., Class A	5,914	3,894
CECEP Wind-Power Corp., Class A	11,265	4,792

See Notes to Financial Statements.

DBX ETF Trust  |  3

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
CETC Cyberspace Security Technology Co. Ltd., Class A	1,352	3,629
CGN Power Co. Ltd., Class A	14,767	7,961
CGN Power Co. Ltd., Class H, 144A	69,144	26,076
Changchun High-Tech Industry Group Co. Ltd., Class A	493	7,133
Changjiang Securities Co. Ltd., Class A	6,946	8,338
Chaozhou Three-Circle Group Co. Ltd., Class A	1,488	9,238
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	1,300	7,348
Chengdu Xingrong Environment Co. Ltd., Class A	1,398	1,339
Chifeng Jilong Gold Mining Co. Ltd., Class A	1,531	5,582
China Baoan Group Co. Ltd., Class A	3,218	4,428
China Cinda Asset Management Co. Ltd., Class H	61,761	12,913
China CITIC Bank Corp. Ltd., Class A	4,187	4,644
China CITIC Bank Corp. Ltd., Class H	33,758	30,139
China CITIC Financial Asset Management Co. Ltd., Class H, 144A *	102,955	15,187
China Communications Services Corp. Ltd., Class H	12,796	7,600
China Construction Bank Corp., Class A	7,258	9,171
China Construction Bank Corp., Class H	326,758	314,777
China Enterprise Co. Ltd., Class A *	12,038	5,070
China Everbright Bank Co. Ltd., Class A	14,997	7,959
China Everbright Bank Co. Ltd., Class H	29,444	13,219
China Feihe Ltd., 144A	12,987	7,313
China Film Group Co. Ltd.	3,104	6,075
China Galaxy Securities Co. Ltd., Class A	4,286	11,138
China Galaxy Securities Co. Ltd., Class H	25,049	35,891
China Gold International Resources Corp. Ltd.	1,433	20,109
China Great Wall Securities Co. Ltd., Class A	5,387	9,250
China Greatwall Technology Group Co. Ltd., Class A *	3,445	8,653
China Green Electricity Investment of Tianjin Co. Ltd., Class A	3,707	4,632
China International Capital Corp. Ltd., Class A	1,345	7,279

	Number of Shares	Value $
China International Capital Corp. Ltd., Class H, 144A	10,232	27,799
China Jushi Co. Ltd., Class A	2,300	5,041
China Life Insurance Co. Ltd., Class A	365	2,156
China Life Insurance Co. Ltd., Class H	26,997	83,181
China Literature Ltd., 144A *	3,466	18,033
China Merchants Bank Co. Ltd., Class A	4,848	29,192
China Merchants Bank Co. Ltd., Class H	13,228	81,446
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	3,838	5,609
China Merchants Securities Co. Ltd., Class A	4,909	13,081
China Merchants Securities Co. Ltd., Class H, 144A	5,352	11,527
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,712	6,053
China Minsheng Banking Corp. Ltd., Class A	10,356	6,688
China Minsheng Banking Corp. Ltd., Class H	30,910	17,604
China National Nuclear Power Co. Ltd., Class A	4,236	5,299
China National Software & Service Co. Ltd., Class A *	1,011	7,604
China Pacific Insurance Group Co. Ltd., Class A	1,973	11,166
China Pacific Insurance Group Co. Ltd., Class H	8,516	38,736
China Railway Signal & Communication Corp. Ltd., Class H, 144A	3,397	1,508
China Rare Earth Resources And Technology Co. Ltd., Class A *	1,303	10,669
China Reinsurance Group Corp., Class H	36,741	8,059
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	820	2,239
China Resources Microelectronics Ltd., Class A	65	478
China Resources Mixc Lifestyle Services Ltd., 144A	4,488	22,302
China Resources Pharmaceutical Group Ltd., 144A	11,584	7,251
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,565	6,686
China Science Publishing & Media Ltd., Class A	1,522	4,601
China South Publishing & Media Group Co. Ltd., Class A	2,233	4,126
China Three Gorges Renewables Group Co. Ltd., Class A	21,850	13,037

See Notes to Financial Statements.

4  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
China Tourism Group Duty Free Corp. Ltd., Class A	677	6,586
China Tourism Group Duty Free Corp. Ltd., Class H, 144A	960	7,733
China Tower Corp. Ltd., Class H, 144A	17,879	26,924
China United Network Communications Ltd., Class A	10,006	8,007
China Vanke Co. Ltd., Class A *	6,317	6,022
China Vanke Co. Ltd., Class H *	10,805	7,360
China World Trade Center Co. Ltd., Class A	340	981
China Yangtze Power Co. Ltd., Class A	10,640	41,961
China Zhenhua Group Science & Technology Co. Ltd., Class A	744	5,318
China Zheshang Bank Co. Ltd., Class A	14,067	6,399
China Zheshang Bank Co. Ltd., Class H	16,525	5,660
Chinalin Securities Co. Ltd., Class A	2,075	4,917
Chinese Universe Publishing and Media Group Co. Ltd., Class A	3,020	4,354
Chongqing Rural Commercial Bank Co. Ltd., Class A	4,583	4,047
Chongqing Rural Commercial Bank Co. Ltd., Class H	6,995	5,168
Chongqing Water Group Co. Ltd., Class A	4,510	2,989
Chongqing Zhifei Biological Products Co. Ltd., Class A	792	2,503
Chow Tai Seng Jewellery Co. Ltd., Class A	2,680	5,031
CITIC Securities Co. Ltd., Class A	5,893	26,045
CITIC Securities Co. Ltd., Class H	11,920	43,760
CNPC Capital Co. Ltd., Class A	4,605	8,198
Contemporary Amperex Technology Co. Ltd., Class A	1,598	68,691
Contemporary Amperex Technology Co. Ltd., Class H	667	36,294
COSCO SHIPPING Development Co. Ltd., Class A	7,608	2,702
COSCO SHIPPING Development Co. Ltd., Class H	17,036	2,535
COSCO SHIPPING Holdings Co. Ltd., Class H	5,375	9,342
Country Garden Services Holdings Co. Ltd.	16,474	13,714
CSC Financial Co. Ltd., Class A	2,381	9,480
CSC Financial Co. Ltd., Class H, 144A	8,430	15,798
CSPC Innovation Pharmaceutical Co. Ltd., Class A	1,056	7,914
DaShenLin Pharmaceutical Group Co. Ltd., Class A	602	1,425
DHC Software Co. Ltd., Class A	2,573	4,078

	Number of Shares	Value $
Dong-E-E-Jiao Co. Ltd., Class A	767	5,587
Dongxing Securities Co. Ltd., Class A	4,773	8,182
East Money Information Co. Ltd., Class A	6,866	27,868
Eastroc Beverage Group Co. Ltd., Class A	187	8,111
Easyhome New Retail Group Co. Ltd., Class A *	9,165	3,886
Ecovacs Robotics Co. Ltd., Class A	473	6,434
Empyrean Technology Co. Ltd., Class A	430	7,425
Eoptolink Technology, Inc. Ltd., Class A	351	17,553
Everbright Securities Co. Ltd., Class A	3,384	9,526
Everbright Securities Co. Ltd., Class H, 144A	5,452	7,595
Everdisplay Optronics Shanghai Co. Ltd., Class A *	12,233	4,757
Fangda Carbon New Material Co. Ltd., Class A	3,230	2,240
First Capital Securities Co. Ltd., Class A	3,983	4,608
Focus Media Information Technology Co. Ltd., Class A	7,563	8,824
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,580	9,192
Founder Securities Co. Ltd., Class A	5,845	7,090
Foxconn Industrial Internet Co. Ltd., Class A	3,964	29,958
Full Truck Alliance Co. Ltd., ADR	2,949	38,484
Fuyao Glass Industry Group Co. Ltd., Class A	837	7,716
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,384	21,039
GalaxyCore, Inc., Class A	2,566	6,214
Gan & Lee Pharmaceuticals Co. Ltd., Class A	876	8,969
Ganfeng Lithium Group Co. Ltd., Class H, 144A	1,291	5,193
G-bits Network Technology Xiamen Co. Ltd., Class A	108	6,963
GDS Holdings Ltd., Class A *	6,276	27,178
Gemdale Corp., Class A *	6,828	3,911
Genscript Biotech Corp. *	7,803	17,216
Geovis Technology Co. Ltd., Class A	1,175	7,750
GF Securities Co. Ltd., Class A	3,609	11,086
GF Securities Co. Ltd., Class H	9,316	22,119
Giant Biogene Holding Co. Ltd., 144A	2,224	15,391
Giant Network Group Co. Ltd., Class A	1,083	4,805
GigaDevice Semiconductor, Inc., Class A	345	7,700

See Notes to Financial Statements.

DBX ETF Trust  |  5

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Ginlong Technologies Co. Ltd., Class A	562	5,336
Glarun Technology Co. Ltd., Class A	1,500	6,191
Glodon Co. Ltd., Class A	2,415	5,157
GoerTek, Inc., Class A	1,380	7,114
Goldwind Science & Technology Co. Ltd., Class H	3,563	4,036
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,102	6,591
Greenland Holdings Corp. Ltd., Class A *	9,899	2,613
Greentown China Holdings Ltd.	6,519	8,161
GRG Banking Equipment Co. Ltd., Class A	2,345	4,718
Guangdong Provincial Expressway Development Co. Ltd., Class A	3,313	5,498
Guangzhou Baiyun International Airport Co. Ltd., Class A	4,679	6,576
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,641	3,810
Guangzhou Haige Communications Group, Inc. Co., Class A	3,856	7,915
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	711	3,189
Guangzhou Port Co. Ltd., Class A	18,257	8,817
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	502	2,977
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,204	3,636
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	6,726	7,602
Guolian Minsheng Securities Co. Ltd., Class A	5,202	8,932
Guolian Minsheng Securities Co. Ltd., Class H	7,455	6,397
Guosen Securities Co. Ltd., Class A	4,902	10,206
Guotai Haitong Securities Co. Ltd.	7,152	21,056
Guotai Haitong Securities Co. Ltd., Class H, 144A	13,809	28,855
Guoyuan Securities Co. Ltd., Class A	5,896	7,649
H World Group Ltd., ADR	790	29,111
Haidilao International Holding Ltd., 144A	7,895	13,965
Haier Smart Home Co. Ltd., Class A	600	2,212
Haier Smart Home Co. Ltd., Class H	7,122	23,972
Hainan Airport Infrastructure Co. Ltd., Class A	12,598	6,916

	Number of Shares	Value $
Haisco Pharmaceutical Group Co. Ltd., Class A	844	6,572
Haitian International Holdings Ltd.	2,322	6,559
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	2,016	2,992
Hangzhou Chang Chuan Technology Co. Ltd., Class A	1,096	9,194
Hangzhou First Applied Material Co. Ltd., Class A	2,832	5,968
Hangzhou GreatStar Industrial Co. Ltd.	1,163	5,031
Hangzhou Lion Microelectronics Co. Ltd., Class A *	1,208	4,521
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,720	7,841
Hangzhou Tigermed Consulting Co. Ltd., Class A	287	2,559
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	1,442	8,605
Hansoh Pharmaceutical Group Co. Ltd., 144A	8,442	39,005
Haohua Chemical Science & Technology Co. Ltd., Class A	647	2,759
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	1,549	4,645
Hefei Meiya Optoelectronic Technology, Inc., Class A	896	2,516
Heilongjiang Agriculture Co. Ltd., Class A	231	483
Hengan International Group Co. Ltd.	2,764	8,779
Hithink RoyalFlush Information Network Co. Ltd., Class A	319	18,503
HLA Group Corp. Ltd., Class A	3,060	2,994
Hongta Securities Co. Ltd., Class A	5,128	6,818
Horizon Robotics *	44,812	55,183
Hoshine Silicon Industry Co. Ltd., Class A	645	4,775
Hoymiles Power Electronics, Inc., Class A	413	6,361
Hua Hong Semiconductor Ltd., Class H, 144A *	3,029	20,903
Huaan Securities Co. Ltd., Class A	8,456	7,717
Huadong Medicine Co. Ltd., Class A	1,145	7,121
Huagong Tech Co. Ltd., Class A	533	5,120
Hualan Biological Engineering, Inc., Class A	2,084	5,003
Huali Industrial Group Co. Ltd., Class A	247	1,838
Huaneng Lancang River Hydropower, Inc., Class A	5,194	6,650
Huatai Securities Co. Ltd., Class A	3,656	11,128
Huatai Securities Co. Ltd., Class H, 144A	10,696	27,070

See Notes to Financial Statements.

6  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Huaxi Securities Co. Ltd., Class A	5,152	7,826
Huaxia Bank Co. Ltd., Class A	4,070	4,326
Huaxia Eye Hospital Group Co. Ltd., Class A	2,184	6,375
Hubei Dinglong Co. Ltd., Class A	1,300	5,735
Hubei Feilihua Quartz Glass Co. Ltd., Class A	624	8,358
Huizhou Desay Sv Automotive Co. Ltd., Class A	342	6,104
Humanwell Healthcare Group Co. Ltd., Class A	1,530	4,382
Hundsun Technologies, Inc., Class A	1,831	9,637
Hwatsing Technology Co. Ltd., Class A	433	7,660
Hygon Information Technology Co. Ltd., Class A	1,072	29,276
Hytera Communications Corp. Ltd., Class A *	2,309	4,260
IEIT Systems Co. Ltd., Class A	764	7,203
Iflytek Co. Ltd., Class A	1,488	11,145
Imeik Technology Development Co. Ltd., Class A	401	10,921
Industrial & Commercial Bank of China Ltd., Class A	16,929	17,659
Industrial & Commercial Bank of China Ltd., Class H	235,969	174,649
Industrial Bank Co. Ltd., Class A	4,844	15,240
Industrial Securities Co. Ltd., Class A	7,765	7,424
Inesa Intelligent Tech, Inc., Class B	5,800	4,640
INESA Intelligent Tech, Inc., Class A	1,600	5,211
Ingenic Semiconductor Co. Ltd., Class A	467	4,929
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	941	3,774
Innovation New Material Technology Co. Ltd., Class A	8,340	5,386
Innovent Biologics, Inc., 144A *	8,755	108,766
iQIYI, Inc., ADR *	3,372	8,936
iRay Group, Class A	271	4,592
Isoftstone Information Technology Group Co. Ltd., Class A	923	7,765
J&T Global Express Ltd. *	24,793	33,075
Jafron Biomedical Co. Ltd., Class A	1,855	5,993
JD Health International, Inc., 144A *	7,041	56,719
JD Logistics, Inc., 144A *	4,895	8,056
JD.com, Inc., Class A	9,987	150,910
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	4,365	4,608

	Number of Shares	Value $
Jiangsu Financial Leasing Co. Ltd., Class A	5,170	4,152
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,932	27,263
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H *	1,868	18,259
Jiangsu Hoperun Software Co. Ltd., Class A *	1,000	9,196
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	1,381	4,797
Jiangsu Pacific Quartz Co. Ltd., Class A	590	3,363
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	2,299	3,641
Jiangsu Yoke Technology Co. Ltd., Class A	404	3,405
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	1,092	5,740
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	781	1,362
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	545	1,463
J-Yuan Trust Co. Ltd., Class A *	11,822	5,029
Kanzhun Ltd., ADR *	2,012	47,523
KE Holdings, Inc., ADR	846	14,873
KE Holdings, Inc., Class A	5,202	30,361
Kingdee International Software Group Co. Ltd. *	18,818	39,346
Kingnet Network Co. Ltd., Class A	2,881	9,412
Kingsoft Cloud Holdings Ltd. *	18,060	18,185
Kingsoft Corp. Ltd.	6,231	27,239
Kuaishou Technology, 144A *	16,460	159,092
Kuang-Chi Technologies Co. Ltd., Class A	1,093	8,339
Kunlun Tech Co. Ltd., Class A *	1,242	7,324
Laopu Gold Co. Ltd., Class H	163	14,845
Lenovo Group Ltd.	44,270	62,920
Lepu Medical Technology Beijing Co. Ltd., Class A	2,286	6,101
Li Auto, Inc., Class A *	6,774	79,680
Li Ning Co. Ltd.	7,580	18,367
Liaoning Port Co. Ltd., Class A	12,657	2,950
Lifan Industry Group Co. Ltd., Class A *	3,500	5,808
Livzon Pharmaceutical Group, Inc., Class A	530	3,006
Livzon Pharmaceutical Group, Inc., Class H	1,663	7,560
Longfor Group Holdings Ltd., 144A	10,085	13,687
Lufax Holding Ltd., ADR *	1,317	3,872

See Notes to Financial Statements.

DBX ETF Trust  |  7

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Luxshare Precision Industry Co. Ltd., Class A	2,080	13,427
Mango Excellent Media Co. Ltd., Class A	1,699	6,221
Maxscend Microelectronics Co. Ltd., Class A	626	7,276
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,145	923
Meitu, Inc., 144A *	16,872	25,581
Meituan, Class B, 144A *	18,970	249,905
Midea Group Co. Ltd.	1,773	18,592
Midea Group Co. Ltd., Class A	1,550	16,040
Ming Yang Smart Energy Group Ltd., Class A	2,580	4,397
MINISO Group Holding Ltd.	2,307	14,240
Minmetals Capital Co. Ltd., Class A	5,534	4,996
Montage Technology Co. Ltd., Class A	722	12,458
Muyuan Foods Co. Ltd., Class A	741	5,718
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	2,660	4,227
Nanjing Securities Co. Ltd., Class A	5,089	6,294
NARI Technology Co. Ltd., Class A	2,625	8,016
National Silicon Industry Group Co. Ltd., Class A *	1,331	3,876
NAURA Technology Group Co. Ltd., Class A	278	14,539
NavInfo Co. Ltd., Class A *	4,849	6,440
NetEase, Inc.	10,209	278,147
New China Life Insurance Co. Ltd., Class A	536	5,135
New China Life Insurance Co. Ltd., Class H	3,617	22,335
New Oriental Education & Technology Group, Inc.	5,327	24,982
Newland Digital Technology Co. Ltd., Class A	1,300	5,256
Ninestar Corp., Class A *	523	1,832
Ningbo Deye Technology Co. Ltd., Class A	491	4,457
Ningbo Joyson Electronic Corp., Class A	1,380	4,111
Ningbo Shanshan Co. Ltd., Class A *	1,502	2,448
Ningbo Tuopu Group Co. Ltd., Class A	837	7,357
Ningbo Zhoushan Port Co. Ltd., Class A	3,798	1,936
NIO, Inc., ADR *	209	1,333
NIO, Inc., Class A *	9,825	63,770
Nongfu Spring Co. Ltd., Class H, 144A	7,251	46,487
OFILM Group Co. Ltd., Class A *	2,910	5,413

	Number of Shares	Value $
OmniVision Integrated Circuits Group, Inc.	414	8,325
Onewo, Inc., Class H	1,912	6,156
Oppein Home Group, Inc., Class A	287	2,230
Orient Securities Co. Ltd., Class A	5,265	8,501
Orient Securities Co. Ltd., Class H, 144A	9,026	8,811
Oriental Pearl Group Co. Ltd., Class A	6,300	7,837
Ovctek China, Inc., Class A	1,392	3,527
Pacific Securities Co. Ltd., Class A *	11,866	7,347
People.cn Co. Ltd., Class A	1,733	5,314
People’s Insurance Co. Group of China Ltd., Class H	24,593	22,019
Pharmaron Beijing Co. Ltd., Class A	1,155	4,907
Pharmaron Beijing Co. Ltd., Class H, 144A	1,385	3,713
PICC Property & Casualty Co. Ltd., Class H	22,098	53,177
Ping An Bank Co. Ltd., Class A	5,151	8,714
Ping An Insurance Group Co. of China Ltd., Class A	4,415	37,116
Ping An Insurance Group Co. of China Ltd., Class H	37,636	271,799
Piotech, Inc., Class A	328	8,749
Poly Developments and Holdings Group Co. Ltd., Class A	5,572	6,227
Pony Ai, Inc., ADR *	987	14,183
Pop Mart International Group Ltd., 144A	2,329	96,317
Postal Savings Bank of China Co. Ltd., Class A	3,272	2,775
Postal Savings Bank of China Co. Ltd., Class H, 144A	28,733	19,940
Proya Cosmetics Co. Ltd., Class A	400	4,708
Qfin Holdings, Inc., ADR	625	18,200
Qi An Xin Technology Group, Inc., Class A *	1,375	7,718
Qinghai Salt Lake Industry Co. Ltd., Class A *	2,060	5,865
Quzhou Xin’an Development Co. Ltd., Class A *	13,065	8,914
Range Intelligent Computing Technology Group Co. Ltd., Class A	952	7,882
Raytron Technology Co. Ltd., Class A	543	5,847
Remegen Co. Ltd., Class A *	587	7,490
Remegen Co. Ltd., Class H, 144A *	1,117	14,063
Rockchip Electronics Co. Ltd., Class A	370	12,794

See Notes to Financial Statements.

8  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Ruijie Networks Co. Ltd., Class A	658	8,249
Sanan Optoelectronics Co. Ltd., Class A	1,092	2,320
Sangfor Technologies, Inc., Class A	370	6,727
SDIC Capital Co. Ltd., Class A	6,552	7,672
Sealand Securities Co. Ltd., Class A	5,224	3,366
SenseTime Group, Inc., Class B, 144A *	173,509	47,629
Seres Group Co. Ltd., Class A	382	7,343
SG Micro Corp., Class A	720	7,861
Shandong Gold Mining Co. Ltd., Class A	1,066	4,993
Shandong Gold Mining Co. Ltd., Class H, 144A	2,410	9,076
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	600	5,049
Shandong Hi-speed Co. Ltd., Class A	3,649	4,672
Shandong Pharmaceutical Glass Co. Ltd., Class A	1,724	5,388
Shandong Publishing & Media Co. Ltd., Class A	2,948	3,791
Shandong Sinocera Functional Material Co. Ltd., Class A	1,317	4,234
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,013	6,786
Shanghai Aiko Solar Energy Co. Ltd., Class A *	1,342	2,864
Shanghai Baosight Software Co. Ltd., Class A	2,016	7,166
Shanghai Baosight Software Co. Ltd., Class B	4,645	5,198
Shanghai Belling Co. Ltd., Class A	900	4,838
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	412	8,856
Shanghai Chicmax Cosmetic Co. Ltd., Class H	409	4,743
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,556	6,300
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,018	11,205
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	940	8,403
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	1,533	7,122
Shanghai Henlius Biotech, Inc., Class H, 144A *	800	7,994
Shanghai International Airport Co. Ltd., Class A	1,542	6,997
Shanghai International Port Group Co. Ltd., Class A	7,069	5,597

	Number of Shares	Value $
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,223	3,989
Shanghai Junshi Biosciences Co. Ltd., Class A *	999	6,310
Shanghai Junshi Biosciences Co. Ltd., Class H, 144A *	2,627	10,439
Shanghai Lingang Holdings Corp. Ltd., Class A	3,588	4,710
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	3,781	4,586
Shanghai M&G Stationery, Inc., Class A	1,031	4,409
Shanghai Moons’ Electric Co. Ltd., Class A	453	4,098
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	872	1,381
Shanghai Pudong Development Bank Co. Ltd., Class A	6,933	13,267
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,068	3,362
Shanghai RAAS Blood Products Co. Ltd., Class A	6,263	6,049
Shanghai Rural Commercial Bank Co. Ltd., Class A	2,542	3,105
Shanghai Stonehill Technology Co. Ltd., Class A *	8,000	9,603
Shanghai United Imaging Healthcare Co. Ltd., Class A	599	11,925
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	5,497	4,715
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	1,047	5,584
Shanjin International Gold Co. Ltd., Class A	1,066	2,938
Shanxi Securities Co. Ltd., Class A	7,203	6,735
Sharetronic Data Technology Co. Ltd., Class A	500	7,031
Shengyi Technology Co. Ltd., Class A	1,070	7,999
Shennan Circuits Co. Ltd., Class A	343	9,535
Shenwan Hongyuan Group Co. Ltd., Class A	16,661	12,772
Shenwan Hongyuan Group Co. Ltd., Class H, 144A	17,031	7,231
Shenzhen Capchem Technology Co. Ltd., Class A	1,406	9,317
Shenzhen Expressway Corp. Ltd., Class A	3,110	4,624
Shenzhen Expressway Corp. Ltd., Class H	8,139	7,465
Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	1,569	4,626
Shenzhen Goodix Technology Co. Ltd., Class A	632	7,303

See Notes to Financial Statements.

DBX ETF Trust  |  9

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	1,751	3,171
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H, 144A	5,945	4,736
Shenzhen Infogem Technologies Co. Ltd., Class A *	1,000	8,073
Shenzhen Inovance Technology Co. Ltd., Class A	881	9,280
Shenzhen Kaifa Technology Co. Ltd., Class A	222	681
Shenzhen Kangtai Biological Products Co. Ltd., Class A	1,323	3,475
Shenzhen Longsys Electronics Co. Ltd., Class A	410	5,495
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	545	18,577
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	392	3,435
Shenzhen Overseas Chinese Town Co. Ltd., Class A *	21,356	6,746
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	870	6,150
Shenzhen SC New Energy Technology Corp., Class A	655	9,082
Shenzhen Sunlord Electronics Co. Ltd., Class A	1,114	5,095
Shenzhen Transsion Holdings Co. Ltd., Class A	432	5,459
Shenzhou International Group Holdings Ltd.	4,953	39,042
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A *	1,975	4,542
Sichuan Chuantou Energy Co. Ltd., Class A	3,504	7,325
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H *	232	13,517
Sichuan Swellfun Co. Ltd., Class A	900	5,944
Silergy Corp.	1,522	15,360
Sinolink Securities Co. Ltd., Class A	5,358	7,755
Sinomine Resource Group Co. Ltd., Class A	1,800	10,470
Sinopharm Group Co. Ltd., Class H	4,179	10,008
Skshu Paint Co. Ltd., Class A	160	1,093
Smoore International Holdings Ltd., 144A	11,804	28,632
Songcheng Performance Development Co. Ltd., Class A	3,718	4,567
Sonoscape Medical Corp., Class A	1,420	6,585

	Number of Shares	Value $
SooChow Securities Co. Ltd., Class A	6,211	8,807
Southwest Securities Co. Ltd., Class A	10,888	7,460
Spring Airlines Co. Ltd., Class A	359	2,689
StarPower Semiconductor Ltd., Class A	107	1,640
State Grid Information & Communication Co. Ltd., Class A	1,700	4,277
Sungrow Power Supply Co. Ltd., Class A	526	7,375
Sunny Optical Technology Group Co. Ltd.	2,738	29,238
Sunresin New Materials Co. Ltd., Class A	527	4,077
Sunshine Insurance Group Co. Ltd., Class H	18,137	9,748
Sunwoda Electronic Co. Ltd., Class A	1,400	4,825
SUPCON Technology Co. Ltd., Class A	932	6,804
Suzhou Maxwell Technologies Co. Ltd., Class A	393	4,986
Suzhou TFC Optical Communication Co. Ltd., Class A	447	12,459
TAL Education Group, ADR *	1,723	18,298
Talkweb Information System Co. Ltd., Class A *	1,284	7,470
TangShan Port Group Co. Ltd., Class A	8,584	4,796
Tasly Pharmaceutical Group Co. Ltd., Class A	2,122	4,922
Tencent Holdings Ltd.	34,507	2,640,305
Tencent Music Entertainment Group, ADR	3,483	85,403
Thunder Software Technology Co. Ltd., Class A	547	6,069
Tianfeng Securities Co. Ltd., Class A *	11,162	9,152
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	1,010	6,538
Tianshui Huatian Technology Co. Ltd., Class A	2,327	3,868
Tongcheng Travel Holdings Ltd.	7,704	21,681
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	3,684	4,350
Topchoice Medical Corp., Class A	819	5,420
Topsports International Holdings Ltd., 144A	11,151	4,606
TravelSky Technology Ltd., Class H	8,146	11,358
Tsinghua Tongfang Co. Ltd., Class A *	5,303	6,098

See Notes to Financial Statements.

10  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Ubtech Robotics Corp. Ltd., Class H *	835	10,250
Unigroup Guoxin Microelectronics Co. Ltd., Class A	840	9,620
Unisplendour Corp. Ltd., Class A	1,413	5,535
United Nova Technology Co. Ltd., Class A *	5,632	4,665
Venustech Group, Inc., Class A *	1,642	3,928
Verisilicon Microelectronics Shanghai Co. Ltd., Class A * (a)	542	11,642
Victory Giant Technology Huizhou Co. Ltd., Class A	422	15,836
Vipshop Holdings Ltd., ADR	1,382	23,135
Walvax Biotechnology Co. Ltd., Class A	3,468	6,154
Wanda Film Holding Co. Ltd., Class A *	2,196	3,613
Wangfujing Group Co. Ltd., Class A	2,144	4,416
Wangsu Science & Technology Co. Ltd., Class A	3,560	6,078
Wanxiang Qianchao Co. Ltd., Class A	3,800	4,263
Weibo Corp., ADR	555	6,360
Weichai Power Co. Ltd., Class A	4,030	8,566
Weichai Power Co. Ltd., Class H	7,586	15,861
Weihai Guangwei Composites Co. Ltd., Class A	1,280	5,743
Weilong Delicious Global Holdings Ltd.	2,765	4,827
Western Securities Co. Ltd., Class A	6,642	8,346
Western Superconducting Technologies Co. Ltd., Class A	644	5,638
Wingtech Technology Co. Ltd., Class A *	575	3,506
Winner Medical Co. Ltd., Class A	667	3,967
Winning Health Technology Group Co. Ltd., Class A	2,842	4,018
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,034	9,986
WuXi AppTec Co. Ltd., Class A	1,232	17,867
WuXi AppTec Co. Ltd., Class H, 144A	2,864	39,640
Wuxi Biologics Cayman, Inc., 144A *	24,369	103,780
WuXi XDC Cayman, Inc. *	1,096	7,957
Xiamen C & D, Inc., Class A	2,477	4,048
Xiamen Faratronic Co. Ltd., Class A	291	5,017
Xiaomi Corp., Class B, 144A *	60,002	406,768
XPeng, Inc., Class A *	7,849	84,472
Xtalpi Holdings Ltd. *	11,817	15,628
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	775	7,419

	Number of Shares	Value $
Yealink Network Technology Corp. Ltd., Class A	1,276	6,770
Yifeng Pharmacy Chain Co. Ltd., Class A	1,073	3,576
Yongan Futures Co. Ltd., Class A	1,460	3,204
Yonghui Superstores Co. Ltd., Class A *	2,877	2,092
Yonyou Network Technology Co. Ltd., Class A *	2,833	6,551
Youngor Fashion Co. Ltd., Class A	3,847	4,045
Yunnan Baiyao Group Co. Ltd., Class A	1,519	12,279
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	735	4,881
Yunnan Energy New Material Co. Ltd., Class A *	982	4,453
Zai Lab Ltd. *	5,951	19,557
Zai Lab Ltd., ADR *	135	4,468
Zangge Mining Co. Ltd., Class A	525	3,974
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	460	13,512
Zhaojin Mining Industry Co. Ltd., Class H	6,622	20,471
Zhejiang China Commodities City Group Co. Ltd., Class A	2,226	7,032
Zhejiang Chint Electrics Co. Ltd., Class A	1,347	5,184
Zhejiang Crystal-Optech Co. Ltd., Class A	1,511	5,902
Zhejiang Dahua Technology Co. Ltd., Class A	2,710	7,389
Zhejiang Dingli Machinery Co. Ltd., Class A	656	5,006
Zhejiang Expressway Co. Ltd., Class H	12,414	10,940
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,214	4,119
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	765	3,240
Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A *	6,875	5,521
Zhejiang Leapmotor Technology Co. Ltd., Class H, 144A *	3,382	28,068
Zhejiang NHU Co. Ltd., Class A	2,146	7,502
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	3,908	4,186
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	1,058	5,534
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,790	4,742
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,443	3,904
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,124	1,701

See Notes to Financial Statements.

DBX ETF Trust  |  11

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Zheshang Securities Co. Ltd., Class A	4,456	7,557
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A *	5,682	14,373
Zhongji Innolight Co. Ltd., Class A	397	19,782
Zhongsheng Group Holdings Ltd.	1,001	2,063
Zhongtai Securities Co. Ltd., Class A	6,946	7,031
Zhuhai Huafa Properties Co. Ltd., Class A	5,800	4,283
Zijin Mining Group Co. Ltd., Class A	4,072	13,194
Zijin Mining Group Co. Ltd., Class H	18,334	60,158
ZTO Express Cayman, Inc.	1,416	25,538

(Cost $9,002,509)		11,732,341

Colombia – 0.1%
Ecopetrol SA	9,343	4,394
Grupo Cibest SA	775	11,377
Grupo de Inversiones Suramericana SA	394	4,545
Grupo Energia Bogota SA ESP	11,288	8,285
Interconexion Electrica SA ESP	1,836	9,959

(Cost $29,475)		38,560

Cyprus – 0.0%
Bank of Cyprus Holdings PLC

(Cost $7,187)	865	7,796

Czech Republic – 0.1%
CEZ AS	492	30,786
Komercni Banka AS	237	11,585

(Cost $39,912)		42,371

Egypt – 0.1%
Commercial International Bank - Egypt (CIB)	4,479	8,957
EFG Holding S.A.E. *	12,467	6,697
Fawry for Banking & Payment Technology Services SAE *	21,631	6,146
Talaat Moustafa Group	8,428	9,623

(Cost $29,833)		31,423

Greece – 0.3%
Alpha Bank SA	1,676	6,644
Athens International Airport SA	144	1,790
Eurobank Ergasias Services and Holdings SA	4,875	17,917
Hellenic Telecommunications Organization SA	1,302	24,232
JUMBO SA	394	14,057
National Bank of Greece SA	2,430	33,648
Piraeus Financial Holdings SA *	2,217	17,153

(Cost $82,243)		115,441

Hong Kong – 4.3%
Alibaba Group Holding Ltd.	92,678	1,375,455

	Number of Shares	Value $
Beijing Enterprises Water Group Ltd.	17,789	5,933
BOC Hong Kong Holdings Ltd.	12,807	57,859
Brilliance China Automotive Holdings Ltd.	13,444	6,864
C&D International Investment Group Ltd.	3,940	9,360
China Medical System Holdings Ltd.	8,349	14,008
China Merchants Port Holdings Co. Ltd.	7,596	14,606
China Overseas Land & Investment Ltd.	22,429	40,020
China Resources Land Ltd.	11,367	44,559
China Ruyi Holdings Ltd. *	87,514	32,330
China State Construction International Holdings Ltd.	7,948	10,888
China Taiping Insurance Holdings Co. Ltd.	6,496	13,482
Far East Horizon Ltd.	17,469	16,694
Guming Holdings Ltd. *	2,548	7,400
Guotai Junan International Holdings Ltd.	20,314	15,374
NetEase Cloud Music, Inc., 144A *	487	17,454
Shandong Hi-Speed Holdings Group Ltd. *	10,515	23,806
Want Want China Holdings Ltd.	16,205	11,225
Yuexiu Property Co. Ltd.	16,192	10,260

(Cost $1,210,857)		1,727,577

Hungary – 0.2%
OTP Bank Nyrt	755	65,759
Richter Gedeon Nyrt	856	25,929

(Cost $67,002)		91,688

India – 14.5%
360 ONE WAM Ltd.	1,444	16,664
ABB India Ltd.	88	4,986
Adani Energy Solutions Ltd. *	867	7,510
Adani Green Energy Ltd. *	2,114	21,889
Adani Ports & Special Economic Zone Ltd.	3,548	52,796
Adani Wilmar Ltd. *	1,755	5,003
Aditya Birla Capital Ltd. *	4,142	13,045
Alkem Laboratories Ltd.	194	11,662
Ambuja Cements Ltd.	813	5,190
APL Apollo Tubes Ltd.	482	8,767
Apollo Hospitals Enterprise Ltd.	577	49,771
Ashok Leyland Ltd.	7,312	10,524
Asian Paints Ltd.	2,035	58,095
Astral Ltd.	492	7,583
AU Small Finance Bank Ltd., 144A	1,840	14,976
Aurobindo Pharma Ltd.	1,758	20,483
Avenue Supermarts Ltd., 144A *	930	50,131

See Notes to Financial Statements.

12  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Axis Bank Ltd.	6,838	81,011
Axis Bank Ltd., GDR	250	14,850
Bajaj Auto Ltd.	246	24,068
Bajaj Finance Ltd.	15,547	154,698
Bajaj Finserv Ltd.	2,291	49,690
Bajaj Holdings & Investment Ltd.	122	17,659
Bandhan Bank Ltd., 144A	2,462	4,515
Bank of Baroda	3,450	9,105
Bank of India	4,880	6,101
Bank of Maharashtra	1,765	1,039
Berger Paints India Ltd.	1,253	7,570
Bharat Forge Ltd.	1,248	15,655
Bharti Airtel Ltd.	14,042	300,630
Biocon Ltd.	4,195	16,564
Bosch Ltd.	24	10,871
Britannia Industries Ltd.	379	25,019
BSE Ltd.	1,301	30,912
Canara Bank	5,389	6,342
CG Power & Industrial Solutions Ltd.	2,482	19,533
Cholamandalam Investment and Finance Co. Ltd.	2,716	43,737
Cipla Ltd.	3,017	54,353
Coforge Ltd.	1,730	33,812
Colgate-Palmolive India Ltd.	876	23,153
Container Corp. Of India Ltd.	1,775	10,610
Coromandel International Ltd.	480	12,563
Cummins India Ltd.	587	25,458
Dabur India Ltd.	3,385	19,994
Deepak Nitrite Ltd.	464	9,403
Delhivery Ltd. *	2,564	13,603
Divi’s Laboratories Ltd.	702	48,789
Dixon Technologies India Ltd.	131	24,783
DLF Ltd.	3,943	33,031
Dr Reddy’s Laboratories Ltd.	4,120	58,846
Eicher Motors Ltd.	358	24,765
Embassy Office Parks REIT	5,058	22,237
Eternal Ltd. *	17,981	63,987
Exide Industries Ltd.	2,059	9,248
Federal Bank Ltd.	6,794	14,763
Fortis Healthcare Ltd.	2,703	27,927
FSN E-Commerce Ventures Ltd. *	4,912	12,814
GE Vernova T&D India Ltd.	614	19,342
General Insurance Corp. of India, 144A	805	3,318
Gland Pharma Ltd., 144A	468	9,928
GlaxoSmithKline Pharmaceuticals Ltd.	357	11,270
Glenmark Pharmaceuticals Ltd.	1,208	26,343
GMR Airports Ltd. *	7,836	7,645
Godrej Consumer Products Ltd.	2,413	33,986
Godrej Properties Ltd. *	1,007	22,232

	Number of Shares	Value $
Grasim Industries Ltd.	627	19,726
Gujarat Fluorochemicals Ltd.	141	5,456
HCL Technologies Ltd.	5,555	91,602
HDFC Asset Management Co. Ltd., 144A	634	39,259
HDFC Bank Ltd.	39,352	424,462
HDFC Life Insurance Co. Ltd., 144A	3,614	31,626
Hero MotoCorp Ltd.	63	3,633
Hexaware Technologies Ltd.	844	7,249
Hindalco Industries Ltd.	3,019	24,089
Hindustan Unilever Ltd.	4,435	133,709
Hindustan Zinc Ltd.	1,494	7,100
Hitachi Energy India Ltd.	76	16,462
Honeywell Automation India Ltd.	15	6,587
Housing & Urban Development Corp. Ltd.	3,421	7,929
Hyundai Motor India Ltd.	331	9,231
ICICI Bank Ltd.	18,256	289,246
ICICI Lombard General Insurance Co. Ltd., 144A	972	20,268
ICICI Prudential Life Insurance Co. Ltd., 144A	1,349	9,172
IDFC First Bank Ltd.	19,482	15,014
Indian Bank	642	4,753
Indian Railway Catering & Tourism Corp. Ltd.	1,341	10,518
Indian Railway Finance Corp. Ltd., 144A	12,655	16,942
Indian Renewable Energy Development Agency Ltd. *	6,735	10,726
Indus Towers Ltd. *	3,646	13,993
IndusInd Bank Ltd. *	2,084	17,468
Info Edge India Ltd.	1,868	28,756
Infosys Ltd., ADR (b)	44	740
Infosys Ltd.	22,361	372,484
InterGlobe Aviation Ltd., 144A	631	40,382
Jio Financial Services Ltd.	18,036	63,723
JSW Steel Ltd.	2,053	23,890
Jubilant Foodworks Ltd.	1,505	10,709
Kalyan Jewellers India Ltd. *	1,426	8,149
Kotak Mahindra Bank Ltd.	3,926	87,235
KPIT Technologies Ltd.	1,273	17,178
L&t Finance Ltd.	6,246	15,374
L&T Technology Services Ltd., 144A	214	10,245
Life Insurance Corp. Of India	481	4,646
Linde India Ltd.	141	10,194
Lloyds Metals & Energy Ltd.	547	7,991
Lodha Developers Ltd., 144A	1,812	24,488
LTIMindtree Ltd., 144A	306	17,805
Lupin Ltd.	1,810	38,876
Mahindra & Mahindra Financial Services Ltd.	4,275	12,306

See Notes to Financial Statements.

DBX ETF Trust  |  13

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Mahindra & Mahindra Ltd.	2,831	102,669
MakeMyTrip Ltd. *	372	36,735
Mankind Pharma Ltd.	822	23,027
Marico Ltd.	2,263	18,619
Maruti Suzuki India Ltd.	386	64,715
Max Financial Services Ltd. *	894	16,236
Max Healthcare Institute Ltd.	4,595	60,120
Motilal Oswal Financial Services Ltd.	1,085	10,543
Mphasis Ltd.	709	22,406
Muthoot Finance Ltd.	754	22,544
Nestle India Ltd.	2,482	32,528
NHPC Ltd.	16,746	14,659
Nippon Life India Asset Management Ltd., 144A	1,298	11,546
NMDC Ltd.	8,041	6,271
Oberoi Realty Ltd.	622	11,357
One 97 Communications Ltd. *	1,643	22,478
Oracle Financial Services Software Ltd.	173	16,263
Page Industries Ltd.	37	18,594
Patanjali Foods Ltd.	235	4,735
PB Fintech Ltd. *	2,155	43,255
Persistent Systems Ltd.	641	38,548
Phoenix Mills Ltd. *	813	13,852
PI Industries Ltd.	322	13,485
Pidilite Industries Ltd.	905	31,290
Power Finance Corp. Ltd.	9,062	39,002
Power Grid Corp. of India Ltd.	16,448	51,317
Prestige Estates Projects Ltd.	775	13,720
Procter & Gamble Hygiene & Health Care Ltd.	80	11,866
Rail Vikas Nigam Ltd.	3,095	10,616
REC Ltd.	8,309	32,964
Samvardhana Motherson International Ltd.	13,296	13,978
SBI Cards & Payment Services Ltd.	1,066	9,709
SBI Life Insurance Co. Ltd., 144A	1,602	32,785
Schaeffler India Ltd.	223	9,776
Shriram Finance Ltd.	5,399	35,510
Sona Blw Precision Forgings Ltd., 144A	2,423	12,168
SRF Ltd.	505	16,236
State Bank of India	5,943	54,059
Sun Pharmaceutical Industries Ltd.	6,065	109,616
Sundaram Finance Ltd.	368	18,744
Supreme Industries Ltd.	232	11,758
Suzlon Energy Ltd. *	75,579	48,342
Tata Communications Ltd.	710	12,463
Tata Consultancy Services Ltd.	5,996	209,649
Tata Consumer Products Ltd.	2,274	27,461

	Number of Shares	Value $
Tata Elxsi Ltd.	253	15,010
Tata Motors Ltd.	732	5,551
Tata Steel Ltd.	12,265	21,476
Tech Mahindra Ltd.	3,933	66,041
Thermax Ltd.	199	7,235
Titan Co. Ltd.	1,276	52,485
Torrent Pharmaceuticals Ltd.	641	25,864
Trent Ltd.	687	41,256
Tube Investments of India Ltd.	339	11,380
TVS Motor Co. Ltd.	513	19,053
UltraTech Cement Ltd.	282	40,403
Union Bank of India Ltd.	3,157	4,467
United Spirits Ltd.	1,273	18,917
UNO Minda Ltd.	482	6,988
UPL Ltd.	3,227	26,180
Varun Beverages Ltd.	8,553	47,228
Vishal Mega Mart Ltd. *	4,553	7,711
Vodafone Idea Ltd. *	191,654	14,099
Voltas Ltd.	946	14,733
Wipro Ltd.	19,009	53,739
Yes Bank Ltd. *	72,321	15,657
Zydus Lifesciences Ltd.	1,394	15,501

(Cost $4,423,969)		5,877,426

Indonesia – 0.9%
Amman Mineral Internasional PT *	50,488	24,035
Barito Renewables Energy Tbk PT	14,013	7,669
GoTo Gojek Tokopedia Tbk PT *	4,925,865	17,326
Pantai Indah Kapuk Dua Tbk PT	9,344	8,613
PT Bank Central Asia Tbk	183,172	89,698
PT Bank Mandiri Persero Tbk	133,637	38,332
PT Bank Rakyat Indonesia Persero Tbk	247,181	60,708
PT Barito Pacific Tbk *	94,381	12,535
PT Chandra Asri Pacific Tbk	29,857	14,938
PT Indofood CBP Sukses Makmur Tbk	10,277	5,593
PT Indofood Sukses Makmur Tbk	7,333	3,313
PT Indosat Tbk	44,798	5,488
PT Kalbe Farma Tbk	85,395	6,292
PT Sumber Alfaria Trijaya Tbk	49,706	6,631
PT Telkom Indonesia Persero Tbk	305,899	58,063
PT Unilever Indonesia Tbk	52,833	5,447

(Cost $471,652)		364,681

Ireland – 1.3%
PDD Holdings, Inc., ADR *

(Cost $554,666)	4,412	530,411

See Notes to Financial Statements.

14  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Kazakhstan – 0.0%
Solidcore Resources PLC * (a)

(Cost $548,413)	28,889	0

Kuwait – 0.7%
Agility Public Warehousing Co. KSC	7,771	3,485
Al Ahli Bank of Kuwait KSCP	8,940	8,488
Boubyan Bank KSCP	6,637	15,014
Burgan Bank SAK	8,978	7,142
Gulf Bank KSCP	8,331	9,301
Kuwait Finance House KSCP	44,363	111,979
Mabanee Co KPSC	3,388	10,626
Mobile Telecommunications Co. KSCP	12,580	21,087
National Bank of Kuwait SAKP	28,811	96,304
Warba Bank KSCP *	16,049	14,764

(Cost $248,597)		298,190

Malaysia – 1.1%
99 Speed Mart Retail Holdings BHD	11,000	6,561
AMMB Holdings Bhd	7,800	9,951
Axiata Group Bhd	21,952	12,574
Celcomdigi Bhd	20,900	18,204
CIMB Group Holdings Bhd	28,604	50,302
Gamuda Bhd	27,904	36,721
Hong Leong Bank Bhd	3,100	14,733
IHH Healthcare Bhd	16,400	26,356
IJM Corp. Bhd	12,700	8,627
Kuala Lumpur Kepong Bhd	300	1,397
Malayan Banking Bhd	20,556	48,167
Maxis Bhd	17,900	14,828
MR DIY Group M Bhd, 144A	11,750	4,116
Nestle Malaysia Bhd	219	4,925
PPB Group Bhd	3,600	7,967
Press Metal Aluminium Holdings Bhd	6,400	8,422
Public Bank Bhd	53,400	53,969
QL Resources Bhd	4,950	4,804
RHB Bank Bhd	8,436	13,058
Sime Darby Bhd	7,500	3,675
Sime Darby Property Bhd	18,800	6,586
Sunway Bhd	9,400	10,946
Telekom Malaysia Bhd	15,300	25,422
TIME dotCom Bhd	8,300	10,176
United Plantations BHD	1,900	10,235
Westports Holdings Bhd	6,700	8,865
YTL Corp. Bhd	10,600	6,423

(Cost $344,122)		428,010

Mexico – 1.6%
America Movil SAB de CV, Series B	97,580	97,242
Arca Continental SAB de CV	2,840	28,999

	Number of Shares	Value $
Cemex SAB de CV, Series CPO	16,769	15,191
Coca-Cola Femsa SAB de CV	3,264	27,741
El Puerto de Liverpool SAB de CV, Class C1	1,889	9,376
Fibra Uno Administracion SA de CV REIT	19,349	27,231
Gruma SAB de CV, Class B	324	5,576
Grupo Aeroportuario del Centro Norte SAB de CV	1,553	19,883
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,431	34,451
Grupo Aeroportuario del Sureste SAB de CV, Class B	773	25,250
Grupo Bimbo SAB de CV, Series A	4,280	13,326
Grupo Carso SAB de CV, Series A1	993	6,586
Grupo Comercial Chedraui SA de CV	1,829	14,802
Grupo Financiero Banorte SAB de CV, Class O	9,697	88,781
Grupo Financiero Inbursa SAB de CV, Class O	3,894	10,274
Grupo Mexico SAB de CV, Series B	10,846	71,174
Industrias Penoles SAB de CV *	547	17,852
Kimberly-Clark de Mexico SAB de CV, Class A	6,555	12,323
Prologis Property Mexico SA de CV REIT	7,427	27,418
Wal-Mart de Mexico SAB de CV	29,560	88,342

(Cost $615,228)		641,818

Netherlands – 0.0%
Nebius Group N.V., Class A * (a)

(Cost $1,831,428)	28,401	0

Philippines – 0.4%
Ayala Corp.	1,010	9,633
Ayala Land, Inc.	42,100	20,628
Bank of the Philippine Islands	7,664	15,155
BDO Unibank, Inc.	7,459	17,647
Globe Telecom, Inc.	320	8,439
International Container Terminal Services, Inc.	3,170	26,794
Jollibee Foods Corp.	1,380	5,603
Metropolitan Bank & Trust Co.	6,400	7,840
PLDT, Inc.	675	13,690
SM Investments Corp.	2,030	26,820
SM Prime Holdings, Inc.	36,900	14,916

(Cost $182,778)		167,165

Qatar – 0.5%
Al Rayan Bank	20,514	13,550
Commercial Bank PSQC	14,979	19,336
Dukhan Bank	8,451	8,509
Industries Qatar QSC	8,050	28,410

See Notes to Financial Statements.

DBX ETF Trust  |  15

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Ooredoo QPSC	4,377	15,484
Qatar International Islamic Bank QSC	3,796	11,781
Qatar Islamic Bank QPSC	6,398	43,052
Qatar National Bank QPSC	15,017	78,364

(Cost $183,631)		218,486

Russia – 0.0%
Alrosa PJSC * (a)	246,725	0
GMK Norilskiy Nickel PAO * (a)	559,300	0
Mobile TeleSystems PJSC, ADR * (a)	25,457	0
Mobile TeleSystems PJSC * (a)	32,151	0
Novolipetsk Steel PJSC * (a)	121,611	0
PIK-Spetsializirovannyy Zastroyshchik PAO * (a)	21,692	0
Polyus PJSC * (a)	27,930	0
Sberbank of Russia PJSC * (a)	989,954	0
United Co. RUSAL International PJSC * (a)	255,320	0

(Cost $7,879,354)		0

Saudi Arabia – 2.3%
ACWA Power Co. *	502	28,430
Advanced Petrochemical Co. *	800	7,462
Al Rajhi Bank	4,661	117,016
Al Rajhi Co. For Co.-Operative Insurance *	258	8,024
Alinma Bank	4,523	30,377
Almarai Co. JSC	1,650	20,923
Arab National Bank	2,305	14,436
Arabian Internet & Communications Services Co.	200	12,872
Bank AlBilad	2,035	14,177
Bank Al-Jazira *	2,081	6,733
Banque Saudi Fransi	3,460	14,957
Bupa Arabia for Cooperative Insurance Co.	292	11,385
Co. for Cooperative Insurance	277	8,652
Dar Al Arkan Real Estate Development Co. *	2,637	13,156
Dr Sulaiman Al Habib Medical Services Group Co.	536	34,427
Elm Co.	167	38,165
Etihad Etisalat Co.	2,408	41,040
Jarir Marketing Co.	3,142	10,677
Mouwasat Medical Services Co.	433	8,355
Nahdi Medical Co.	200	6,162
Riyad Bank	3,495	24,180
SABIC Agri-Nutrients Co.	866	28,019
Sahara International Petrochemical Co.	1,036	5,563
SAL Saudi Logistics Services	130	5,890
Saudi Arabian Mining Co. *	4,922	68,474
Saudi Awwal Bank	2,683	21,566

	Number of Shares	Value $
Saudi Basic Industries Corp.	2,211	35,944
Saudi Industrial Investment Group *	1,717	8,786
Saudi Investment Bank	2,353	8,516
Saudi National Bank	10,582	98,200
Saudi Research & Media Group *	283	13,086
Saudi Tadawul Group Holding Co.	263	11,944
Saudi Telecom Co.	11,255	125,982
Yanbu National Petrochemical Co.	1,049	9,187

(Cost $879,719)		912,763

Singapore – 0.4%
BOC Aviation Ltd., 144A	1,792	16,045
Trip.com Group Ltd.	2,200	163,112
Trip.com Group Ltd., ADR	37	2,729

(Cost $108,298)		181,886

South Africa – 3.4%
Absa Group Ltd.	5,357	57,162
Aspen Pharmacare Holdings Ltd.	2,377	14,223
Bid Corp. Ltd.	2,059	53,676
Bidvest Group Ltd.	1,277	17,098
Capitec Bank Holdings Ltd.	313	63,129
Clicks Group Ltd.	1,610	33,951
Discovery Ltd.	3,179	38,988
FirstRand Ltd.	16,389	68,923
Gold Fields Ltd.	5,090	166,767
Harmony Gold Mining Co. Ltd.	2,872	38,171
Impala Platinum Holdings Ltd. *	2,241	20,196
Investec Ltd.	1,279	9,440
Mr Price Group Ltd.	1,078	12,640
MTN Group Ltd.	9,832	83,240
MultiChoice Group *	1,848	12,815
Naspers Ltd., Class N	1,107	363,416
Nedbank Group Ltd.	1,178	15,074
Old Mutual Ltd.	19,252	15,124
OUTsurance Group Ltd.	5,212	22,375
Pepkor Holdings Ltd., 144A	9,940	14,269
Sanlam Ltd.	10,030	51,698
Shoprite Holdings Ltd.	2,058	30,582
Sibanye Stillwater Ltd. *	9,793	18,453
Standard Bank Group Ltd.	4,129	58,074
Valterra Platinum Ltd.	667	30,457
Vodacom Group Ltd.	3,880	31,176
Woolworths Holdings Ltd.	6,070	17,819

(Cost $1,105,486)		1,358,936

South Korea – 9.2%
Alteogen, Inc. *	139	43,842
Amorepacific Corp.	221	19,123
Amorepacific Holdings Corp.	238	4,656
Apr Corp./Korea *	122	19,920

See Notes to Financial Statements.

16  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
BNK Financial Group, Inc.	691	7,157
Celltrion Pharm, Inc. *	258	9,594
Celltrion, Inc.	921	111,030
Cheil Worldwide, Inc.	165	2,350
CJ Corp.	13	1,495
Coway Co. Ltd.	179	13,416
DB Insurance Co. Ltd.	182	17,267
Dongsuh Cos., Inc.	52	1,019
Doosan Co. Ltd.	37	14,904
Doosan Enerbility Co. Ltd. *	1,323	58,715
Doosan Robotics, Inc. *	40	1,798
Ecopro BM Co. Ltd. *	150	13,077
Ecopro Co. Ltd.	320	11,647
Ecopro Materials Co. Ltd. *	88	3,197
E-MART, Inc.	24	1,234
F&F Co. Ltd. / New	63	3,013
Hana Financial Group, Inc.	1,623	95,962
Hanjin Kal Corp.	136	10,937
Hanmi Pharm. Co. Ltd.	61	13,295
Hanmi Science Co. Ltd. *	170	5,020
Hanmi Semiconductor Co. Ltd.	227	14,205
Hanwha Life Insurance Co. Ltd. *	926	2,088
Hanwha Solutions Corp.	517	10,543
HLB, Inc. *	573	15,559
HMM Co. Ltd.	1,131	17,979
Hugel, Inc. *	30	6,808
HYBE Co. Ltd. *	133	27,456
Hyundai Autoever Corp.	90	11,368
Hyundai Elevator Co. Ltd.	70	3,948
Hyundai Engineering & Construction Co. Ltd.	293	13,088
Hyundai Glovis Co. Ltd.	130	17,243
Hyundai Mobis Co. Ltd.	264	60,481
Hyundai Motor Co.	467	73,900
Hyundai Rotem Co. Ltd.	136	18,792
Industrial Bank of Korea	1,005	13,749
JYP Entertainment Corp.	246	12,864
Kakao Corp.	1,844	82,899
KakaoBank Corp.	639	11,330
Kakaopay Corp. *	239	10,280
KB Financial Group, Inc.	2,127	165,540
KEPCO Engineering & Construction Co., Inc.	119	7,909
KEPCO Plant Service & Engineering Co. Ltd.	155	5,608
Kia Corp.	449	34,170
KIWOOM Securities Co. Ltd.	73	10,791
Korea Investment Holdings Co. Ltd.	275	26,585
Korea Zinc Co. Ltd.	32	18,897
Korean Air Lines Co. Ltd.	251	4,288
Krafton, Inc. *	182	42,874

	Number of Shares	Value $
KT Corp.	412	16,033
KT&G Corp.	575	55,711
L&F Co. Ltd. *	52	2,469
LG Chem Ltd.	164	32,735
LG Display Co. Ltd. *	832	7,181
LG Electronics, Inc.	152	8,080
LG Energy Solution Ltd. *	154	38,992
LG Innotek Co. Ltd.	92	11,190
LG Uplus Corp.	1,424	15,211
LigaChem Biosciences, Inc. *	166	17,600
LS Electric Co. Ltd.	61	12,483
Meritz Financial Group, Inc.	517	47,042
Mirae Asset Securities Co. Ltd.	1,393	19,188
Misto Holdings Corp.	295	8,859
NAVER Corp.	957	147,654
NCSoft Corp.	106	15,478
Netmarble Corp., 144A	151	6,506
NH Investment & Securities Co. Ltd.	997	13,934
Orion Corp.	18	1,396
Pearl Abyss Corp. *	336	7,903
Pharmaresearch Co. Ltd.	39	19,076
Posco DX Co. Ltd.	410	6,621
POSCO Future M Co. Ltd. *	115	11,688
POSCO Holdings, Inc.	177	36,349
Rainbow Robotics *	62	12,197
S-1 Corp.	69	3,975
Sam Chun Dang Pharm Co. Ltd.	108	14,946
Samsung Biologics Co. Ltd., 144A *	106	76,322
Samsung C&T Corp.	282	34,037
Samsung Card Co. Ltd.	214	7,773
Samsung E&A Co. Ltd.	647	13,543
Samsung Electro-Mechanics Co. Ltd.	345	39,829
Samsung Electronics Co. Ltd.	16,197	812,034
Samsung Fire & Marine Insurance Co. Ltd.	163	52,057
Samsung Life Insurance Co. Ltd.	393	40,452
Samsung SDI Co. Ltd.	389	57,920
Samsung SDS Co. Ltd.	225	23,839
Samsung Securities Co. Ltd.	388	19,201
Samyang Foods Co. Ltd.	17	19,149
Shinhan Financial Group Co. Ltd.	2,695	126,584
SK Biopharmaceuticals Co. Ltd. *	259	18,369
SK Bioscience Co. Ltd. *	250	8,497
SK Hynix, Inc.	1,873	362,407
SK IE Technology Co. Ltd., 144A *	198	3,952
SK Innovation Co. Ltd.	251	18,217
SK Square Co. Ltd. *	520	55,731
SK Telecom Co. Ltd.	654	25,497

See Notes to Financial Statements.

DBX ETF Trust  |  17

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
SK, Inc.	137	20,398
SKC Co. Ltd. *	69	4,655
Woori Financial Group, Inc.	1,956	34,892
Yuhan Corp.	328	26,778

(Cost $2,868,666)		3,717,540

Taiwan – 19.6%
Accton Technology Corp.	3,085	102,431
Acer, Inc.	11,190	10,817
Advantech Co. Ltd.	2,846	32,026
Airtac International Group	416	10,737
Alchip Technologies Ltd.	305	40,458
ASE Technology Holding Co. Ltd.	21,702	107,198
Asia Vital Components Co. Ltd.	1,942	64,163
ASMedia Technology, Inc.	289	15,599
ASPEED Technology, Inc.	164	26,797
Asustek Computer, Inc.	4,926	101,841
AUO Corp. *	30,662	12,889
Bizlink Holding, Inc.	431	15,156
Catcher Technology Co. Ltd.	1,933	11,919
Cathay Financial Holding Co. Ltd.	52,236	105,089
Chailease Holding Co. Ltd.	8,229	31,361
Chang Hwa Commercial Bank Ltd.	19,129	12,015
Chicony Electronics Co. Ltd.	4,280	19,321
China Steel Corp.	25,891	17,024
Chroma ATE, Inc.	1,853	35,218
Chunghwa Telecom Co. Ltd.	22,795	98,802
CTBC Financial Holding Co. Ltd.	89,739	120,799
Delta Electronics, Inc.	11,389	264,891
E Ink Holdings, Inc.	3,851	33,132
E.Sun Financial Holding Co. Ltd.	81,728	89,429
Eclat Textile Co. Ltd.	1,514	19,860
Elite Material Co. Ltd.	1,751	69,881
eMemory Technology, Inc.	357	24,116
Eva Airways Corp.	3,226	4,100
Evergreen Marine Corp. Taiwan Ltd.	3,333	20,225
Far Eastern New Century Corp.	6,186	5,585
Far EasTone Telecommunications Co. Ltd.	11,750	32,364
Feng TAY Enterprise Co. Ltd.	2,281	8,768
First Financial Holding Co. Ltd.	62,898	58,331
Formosa Plastics Corp.	7,614	9,701
Fortune Electric Co. Ltd.	571	12,085
Foxconn Technology Co. Ltd.	3,357	7,808
Fubon Financial Holding Co. Ltd.	42,916	117,786
Gigabyte Technology Co. Ltd.	2,535	22,970
Global Unichip Corp.	464	20,187
Globalwafers Co. Ltd.	1,417	17,243
Gold Circuit Electronics Ltd.	2,089	34,510
Highwealth Construction Corp.	8,108	11,087

	Number of Shares	Value $
Hon Hai Precision Industry Co. Ltd.	39,810	265,014
HON Precision, Inc.	434	24,561
Hotai Motor Co. Ltd.	1,293	23,306
Hua Nan Financial Holdings Co. Ltd.	50,385	45,985
Innolux Corp.	30,857	14,182
International Games System Co. Ltd.	1,594	39,890
Inventec Corp.	15,722	21,164
Jentech Precision Industrial Co. Ltd.	631	43,244
KGI Financial Holding Co. Ltd.	94,386	47,086
King Slide Works Co. Ltd.	322	31,864
King Yuan Electronics Co. Ltd.	3,941	20,111
Largan Precision Co. Ltd.	372	29,266
Lite-On Technology Corp.	7,953	33,821
Lotes Co. Ltd.	397	18,896
MediaTek, Inc.	5,140	230,354
Mega Financial Holding Co. Ltd.	69,051	90,466
Micro-Star International Co. Ltd.	4,368	19,290
Minth Group Ltd.	1,421	5,993
momo.com, Inc.	605	5,007
Nan Ya Plastics Corp.	11,681	16,507
Nan Ya Printed Circuit Board Corp.	1,724	12,407
Nanya Technology Corp. *	3,643	5,601
Nien Made Enterprise Co. Ltd.	1,170	16,553
Novatek Microelectronics Corp.	2,302	32,757
Pegatron Corp.	9,795	22,493
PharmaEssentia Corp.	1,634	26,539
Phison Electronics Corp.	656	10,494
Pou Chen Corp.	4,305	4,063
Powerchip Semiconductor Manufacturing Corp. *	14,918	7,759
Powertech Technology, Inc.	2,726	10,612
Quanta Computer, Inc.	15,046	129,200
Realtek Semiconductor Corp.	1,726	30,150
Ruentex Development Co. Ltd.	1,440	1,420
Ruentex Industries Ltd.	4,820	8,530
Shanghai Commercial & Savings Bank Ltd.	13,654	18,313
Shihlin Electric & Engineering Corp.	1,010	6,624
Sino-American Silicon Products, Inc.	3,307	11,197
SinoPac Financial Holdings Co. Ltd.	78,019	59,721
Synnex Technology International Corp.	2,862	6,160
Taichung Commercial Bank Co. Ltd.	22,533	15,700
Taiwan Business Bank	30,948	15,287
Taiwan Cooperative Financial Holding Co. Ltd.	58,405	45,280

See Notes to Financial Statements.

18  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Taiwan High Speed Rail Corp.	13,088	11,817
Taiwan Mobile Co. Ltd.	11,463	39,936
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17	3,925
Taiwan Semiconductor Manufacturing Co. Ltd.	103,371	3,922,549
Tatung Co. Ltd.	8,800	11,457
Tripod Technology Corp.	2,696	28,354
TS Financial Holding Co. Ltd.	77,637	41,270
Unimicron Technology Corp.	4,494	21,243
Uni-President Enterprises Corp.	15,465	39,156
United Microelectronics Corp.	67,925	89,990
Vanguard International Semiconductor Corp.	6,701	20,057
VisEra Technologies Co. Ltd.	967	8,351
Voltronic Power Technology Corp.	393	12,727
Wan Hai Lines Ltd.	6,791	18,394
Winbond Electronics Corp. *	5,366	3,458
Wistron Corp.	16,926	62,567
Wiwynn Corp.	600	58,195
WPG Holdings Ltd.	2,861	6,271
WT Microelectronics Co. Ltd.	1,769	7,118
Yageo Corp.	7,316	33,386
Yang Ming Marine Transport Corp.	3,588	6,772
Yuanta Financial Holding Co. Ltd.	61,157	65,019
Yulon Finance Corp. *	2,969	10,295
Zhen Ding Technology Holding Ltd.	3,346	21,508

(Cost $4,183,753)		7,942,401

Thailand – 1.3%
Advanced Info Service PCL, NVDR	6,700	60,806
Airports of Thailand PCL, NVDR	18,000	20,003
Asset World Corp. PCL, NVDR	68,700	4,708
Bangkok Dusit Medical Services PCL, NVDR	71,000	45,368
Bangkok Expressway & Metro PCL, NVDR	44,300	7,248
BTS Group Holdings PCL, NVDR *	54,300	5,297
Bumrungrad Hospital PCL, NVDR	4,500	24,726
Carabao Group PCL, NVDR	2,500	3,955
Central Pattana PCL, NVDR	13,200	20,985
Central Retail Corp. PCL, NVDR	20,900	13,742
Charoen Pokphand Foods PCL, NVDR	4,200	2,839
Com7 PCL, NVDR	10,900	8,580
CP ALL PCL, NVDR	29,900	40,611
CP AXTRA PCL	3,090	1,707
Delta Electronics Thailand PCL, NVDR	27,200	125,945

	Number of Shares	Value $
Energy Absolute PCL *	5,767	135
Home Product Center PCL, NVDR	46,500	10,192
Krung Thai Bank PCL, NVDR	10,000	7,594
Krungthai Card PCL, NVDR	7,700	6,477
Land & Houses PCL, NVDR	71,500	8,608
Minor International PCL, NVDR	23,083	16,674
Muangthai Capital PCL, NVDR	7,700	8,854
Osotspa PCL, NVDR	7,700	3,898
SCB X PCL, NVDR	3,500	13,883
Thai Beverage PCL	56,900	20,401
Thai Life Insurance PCL, NVDR	24,400	7,193
TIDLOR Holdings PCL	20,614	11,963
Tisco Financial Group PCL, NVDR	2,000	6,236
TMBThanachart Bank PCL, NVDR	158,077	9,271
True Corp. PCL, NVDR *	74,969	26,382

(Cost $586,914)		544,281

Turkey – 0.7%
Agesa Hayat ve Emeklilik AS	846	3,493
Akbank TAS	8,926	14,804
Alarko Holding As	3,138	6,692
Anadolu Anonim Turk Sigorta Sirketi	3,192	1,733
Aselsan Elektronik Sanayi Ve Ticaret AS	3,066	13,657
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,490	4,276
Avrupakent Gayrimenkul Yatirim Ortakligi As	3,419	5,338
Aydem Yenilenebilir Enerji AS *	3,085	1,467
BIM Birlesik Magazalar AS	2,609	33,603
Borusan Yatirim ve Pazarlama AS	84	5,731
Bosch Fren Sistemleri Sanayi ve Ticaret AS *	985	4,432
Celebi Hava Servisi AS	53	2,147
Coca-Cola Icecek AS	4,168	4,993
DAP Gayrimenkul Gelistirme AS, Class C *	7,427	3,122
Dogan Sirketler Grubu Holding As *	13,326	6,231
Dogus Otomotiv Servis Ve Ticaret AS	843	3,874
Eczacibasi Yatirim Holding Ortakligi AS	1,100	6,405
Efor Cay Sanayi Ticaret As	543	1,702
Ege Endustri Ve Ticaret AS	4	844
Eis Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret AS	3,672	5,693
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	11,691	5,881

See Notes to Financial Statements.

DBX ETF Trust  |  19

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Enka Insaat ve Sanayi AS	2,875	5,111
Haci Omer Sabanci Holding AS	5,662	12,961
Hektas Ticaret TAS *	70,637	7,519
Is Gayrimenkul Yatirim Ortakligi AS REIT *	7,915	3,943
Is Yatirim Menkul Degerler AS	4,894	5,186
Kiler Holding AS *	3,234	5,046
Kontrolmatik Enerji Ve Muhendislik AS	11,569	7,754
Ldr Turizm As	1,072	7,633
Mavi Giyim Sanayi Ve Ticaret AS, Class B, 144A	4,069	4,418
MIA Teknoloji AS *	8,180	8,273
MLP Saglik Hizmetleri AS, 144A *	654	5,682
Pegasus Hava Tasimaciligi AS *	190	1,149
Reysas Gayrimenkul Yatirim Ortakligi AS REIT *	12,206	6,965
Smart Gunes Enerjisi Teknolojileri ArGe Uretim Sanayi VE Ticaret AS *	2,876	2,160
TAB Gida Sanayi Ve Ticaret AS	748	3,917
TAV Havalimanlari Holding AS *	1,156	7,121
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	2,331	4,022
Turk Altin Isletmeleri AS *	8,746	5,114
Turk Hava Yollari AO	1,398	11,381
Turk Telekomunikasyon AS *	3,855	5,204
Turkcell Iletisim Hizmetleri AS	8,388	19,324
Turkiye Is Bankasi AS, Class C	32,491	11,883
Turkiye Sigorta AS	21,213	5,155
Turkiye Sinai Kalkinma Bankasi AS *	9,142	3,224
Ziraat Gayrimenkul Yatirim Ortakligi AS	13,702	7,698

(Cost $320,916)		303,961

United Arab Emirates – 2.1%
Abu Dhabi Commercial Bank PJSC	10,644	43,874
Abu Dhabi Islamic Bank PJSC	5,397	31,356
Aldar Properties PJSC	14,117	36,974
Alpha Dhabi Holding PJSC	4,874	14,995
Borouge PLC	16,025	11,605
Dubai Islamic Bank PJSC	10,683	28,125
Emaar Development PJSC	3,788	15,212
Emaar Properties PJSC	22,125	86,741
Emirates NBD Bank PJSC	8,535	58,674
Emirates Telecommunications Group Co. PJSC	20,972	103,233
First Abu Dhabi Bank PJSC	15,758	71,218
International Holding Co. PJSC *	2,973	323,768
Modon Holding PSC *	19,487	19,790

(Cost $460,491)		845,565

	Number of Shares	Value $
United Kingdom – 0.1%
Metlen Energy & Metals PLC *

(Cost $28,990)	447	28,620

United States – 0.4%
BeOne Medicines Ltd., ADR *	74	22,648
BeOne Medicines Ltd., Class A *	176	6,869
BeOne Medicines Ltd., Class H *	4,629	109,374
Jbs NV, Class A *	1,269	20,570

(Cost $125,633)		159,461

TOTAL COMMON STOCKS

(Cost $39,643,932)		39,685,534

PREFERRED STOCKS – 1.3%

Brazil – 0.8%
Banco Bradesco SA	18,881	58,541
Centrais Eletricas Brasileiras SA, Class B	1,769	15,552
Cia Energetica de Minas Gerais	9,560	19,567
Companhia Paranaense de Energia, Class B	5,658	12,529
Itau Unibanco Holding SA	19,204	136,173
Itausa SA	36,141	74,704
Klabin SA	2	2

(Cost $230,247)		317,068

Chile – 0.0%
Sociedad Quimica y Minera de Chile SA, Class B *

(Cost $24,775)	612	28,023

Colombia – 0.1%
Grupo Cibest SA	1,990	24,906
Grupo de Inversiones Suramericana SA	819	7,262

(Cost $21,090)		32,168

India – 0.0%
TVS Motor Co. Ltd. * (a)

(Cost $0)	2,052	233

Russia – 0.0%
Sberbank of Russia PJSC * (a)

(Cost $275,893)	71,636	0

South Korea – 0.4%
Doosan Co. Ltd.	15	3,641
Hyundai Motor Co.	28	3,323
Hyundai Motor Co. - 2nd Preferred	77	9,416
Korea Investment Holdings Co. Ltd.	101	6,734
LG Chem Ltd.	48	4,713
Mirae Asset Securities Co. Ltd.	1,425	8,610

See Notes to Financial Statements.

20  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Samsung Electronics Co. Ltd.	2,807	114,279

(Cost $132,437)		150,716

TOTAL PREFERRED STOCKS

(Cost $684,442)		528,208

WARRANTS – 0.0%

Thailand – 0.0%
BTS Group Holdings PCL* ,expires 11/20/26

(Cost $0)	800	1

EXCHANGE-TRADED FUNDS – 0.1%
Xtrackers MSCI Emerging Markets Climate Selection ETF (c)

(Cost $23,482)	750	23,639

SECURITIES LENDING COLLATERAL – 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (d)(e)

(Cost $525)	525	525

CASH EQUIVALENTS – 0.4%
DWS Government Money Market Series “Institutional Shares”, 4.25% (d)

(Cost $179,718)	179,718	179,718

TOTAL INVESTMENTS – 99.8%

(Cost $40,532,099)		40,417,625

Other assets and liabilities, net – 0.2%		92,673

NET ASSETS – 100.0%		40,510,298

See Notes to Financial Statements.

DBX ETF Trust  |  21

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers MSCI Emerging Markets Climate Selection ETF (c)
—	39,137	(15,585)		(70)	157	—	—	750	23,639
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (d)(e)
89,242	—	(88,717	)(f)	—	—	986	—	525	525
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 4.25% (d)
2,308,436	13,738,481	(15,867,199)		—	—	39,846	—	179,718	179,718

2,397,678	13,777,618	(15,971,501)		(70)	157	40,832	—	180,993	203,882

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $510, which is 0.0% of net assets.

(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
MSCI Emerging Markets Index	USD	5	307,385	316,225	9/19/2025	8,840

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

22  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2025

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$39,673,892	$—	$11,642	$39,685,534
Preferred Stocks (a)	527,975	—	233	528,208
Warrants	1	—	—	1
Exchange-Traded Funds	23,639	—	—	23,639
Short-Term Investments (a)	180,243	—	—	180,243
Derivatives (b)
Futures Contracts	8,840	—	—	8,840
TOTAL	$40,414,590	$—	$11,875	$40,426,465

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended August 31, 2025, the amount of transfers from Level 3 to Level 1 was $14,743. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $9,602. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

DBX ETF Trust  |  23

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF

August 31, 2025

	Number of Shares	Value $
COMMON STOCKS – 98.9%

Australia – 5.5%
ANZ Group Holdings Ltd.	18,569	409,205
APA Group (a)	7,639	44,048
Aristocrat Leisure Ltd.	3,513	167,179
ASX Ltd.	1,164	47,645
BlueScope Steel Ltd.	2,896	43,500
Brambles Ltd.	8,568	145,521
CAR Group Ltd.	2,299	60,850
Cochlear Ltd.	409	80,722
Coles Group Ltd.	8,356	130,600
Computershare Ltd.	3,279	81,917
CSL Ltd.	3,028	421,911
Evolution Mining Ltd.	12,389	70,220
Fortescue Ltd.	10,600	133,898
Goodman Group REIT	12,667	284,781
Macquarie Group Ltd.	2,233	329,071
Northern Star Resources Ltd.	8,467	104,682
QBE Insurance Group Ltd.	9,423	133,523
REA Group Ltd.	329	54,054
South32 Ltd.	28,237	50,269
Suncorp Group Ltd.	6,767	94,249
Transurban Group (a)	19,385	185,237
WiseTech Global Ltd.	1,227	81,745
Woodside Energy Group Ltd.	11,914	205,938

(Cost $2,919,411)		3,360,765

Austria – 0.1%
OMV AG	894	49,245
Verbund AG	398	28,394

(Cost $77,893)		77,639

Belgium – 0.5%
Ageas SA/NV	947	66,730
Elia Group SA/NV	305	34,915
KBC Group NV	1,430	168,637
Lotus Bakeries NV	2	19,594
Syensqo SA	459	40,552

(Cost $239,640)		330,428

Chile – 0.1%
Antofagasta PLC

(Cost $46,740)	2,338	67,755

Denmark – 3.5%
A.P. Moller – Maersk A/S, Class A	18	36,975
A.P. Moller – Maersk A/S, Class B	25	51,492
Coloplast A/S, Class B	795	76,393
DSV A/S	1,276	282,722
Genmab A/S *	397	98,857
Novo Nordisk A/S, Class B	20,046	1,127,838
Novonesis (Novozymes) B, Class B	2,184	138,905

	Number of Shares	Value $
Orsted AS, 144A *	993	30,075
Pandora A/S	506	69,902
ROCKWOOL A/S, Class B	549	20,747
Tryg A/S	2,155	56,703
Vestas Wind Systems A/S	6,316	125,780

(Cost $2,040,007)		2,116,389

Finland – 1.3%
Elisa OYJ	846	45,076
Kesko OYJ, Class B	1,643	36,443
Kone OYJ, Class B	2,125	133,619
Metso Corp.	4,118	53,238
Neste OYJ	2,483	45,601
Nokia OYJ	33,167	142,826
Sampo OYJ, Class A	15,056	172,812
Stora Enso OYJ, Class R	3,841	44,860
UPM-Kymmene OYJ	3,369	95,943

(Cost $764,049)		770,418

France – 13.1%
Aeroports de Paris SA	196	25,764
Air Liquide SA	3,597	741,938
AXA SA	10,935	509,289
BNP Paribas SA	6,352	571,233
Bouygues SA	1,127	48,334
Bureau Veritas SA	1,987	59,912
Carrefour SA	3,605	52,176
Cie Generale des Etablissements Michelin SCA	4,179	151,295
Covivio SA REIT	291	19,057
Credit Agricole SA	6,605	120,838
Danone SA	4,022	335,098
Dassault Systemes SE	4,203	130,862
Eiffage SA	436	54,861
EssilorLuxottica SA	1,869	569,231
Gecina SA REIT	307	30,131
Getlink SE	2,044	38,639
Hermes International SCA	198	484,609
Kering SA	456	122,309
Legrand SA	1,637	249,286
L’Oreal SA	1,490	693,956
LVMH Moet Hennessy Louis Vuitton SE	1,555	917,527
Publicis Groupe SA	1,432	132,148
Rexel SA	1,420	46,007
Schneider Electric SE	3,411	838,641
Societe Generale SA	4,405	271,827
TotalEnergies SE	12,742	797,927

(Cost $7,116,360)		8,012,895

Germany – 4.6%
adidas AG	1,068	207,953
Beiersdorf AG	621	71,409
Commerzbank AG	4,788	182,814

See Notes to Financial Statements.

24  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Covestro AG *	1,122	78,010
Deutsche Boerse AG	1,159	341,323
Deutsche Lufthansa AG	4,070	37,902
Evonik Industries AG	1,679	32,407
GEA Group AG	909	66,180
Heidelberg Materials AG	834	197,192
Henkel AG & Co. KGaA	701	53,867
Infineon Technologies AG	8,154	333,668
Knorr-Bremse AG	480	50,116
LEG Immobilien SE	444	37,185
Merck KGaA	805	102,046
MTU Aero Engines AG	334	148,951
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	812	517,613
Scout24 SE, 144A	450	58,309
Symrise AG	824	79,841
Vonovia SE	4,835	156,369
Zalando SE, 144A *	1,357	37,803

(Cost $2,033,782)		2,790,958

Hong Kong – 2.6%
AIA Group Ltd.	66,201	623,300
CK Infrastructure Holdings Ltd.	4,299	28,813
Hang Seng Bank Ltd.	4,681	66,890
HKT Trust & HKT Ltd. (a)	23,516	35,595
Hong Kong & China Gas Co. Ltd.	69,480	62,476
Hong Kong Exchanges & Clearing Ltd.	7,512	434,579
MTR Corp. Ltd.	9,028	30,526
Prudential PLC	16,287	217,537
Sino Land Co. Ltd.	22,112	26,265
Swire Pacific Ltd., Class A	2,415	20,678
WH Group Ltd., 144A	51,893	55,515

(Cost $1,465,749)		1,602,174

Ireland – 0.7%
AerCap Holdings NV	1,097	135,480
DCC PLC	590	37,496
James Hardie Industries PLC CDI *	3,593	73,300
Kerry Group PLC, Class A	1,037	94,859
Kingspan Group PLC	971	74,899

(Cost $423,683)		416,034

Israel – 0.1%
Nice Ltd. *

(Cost $70,920)	393	55,744

Italy – 2.9%
Enel SpA	50,745	468,286
FinecoBank Banca Fineco SpA	3,831	84,079
Generali	5,392	210,546
Infrastrutture Wireless Italiane SpA, 144A	1,921	23,295

	Number of Shares	Value $
Intesa Sanpaolo SpA	88,556	557,145
Mediobanca Banca di Credito Finanziario SpA	3,341	80,950
Moncler SpA	1,465	85,173
Nexi SpA, 144A	2,764	17,542
Poste Italiane SpA, 144A	2,791	65,370
Prysmian SpA	1,735	151,743

(Cost $1,198,477)		1,744,129

Japan – 23.8%
Aeon Co. Ltd.	13,800	167,959
Ajinomoto Co., Inc.	5,700	155,636
ANA Holdings, Inc.	855	17,298
Asahi Kasei Corp.	7,300	60,135
Asics Corp.	4,310	117,389
Astellas Pharma, Inc.	11,300	124,679
Bandai Namco Holdings, Inc.	3,700	128,394
Bridgestone Corp.	3,490	159,281
Capcom Co. Ltd.	2,200	60,010
Concordia Financial Group Ltd.	6,600	50,593
Dai Nippon Printing Co. Ltd.	2,330	39,332
Daifuku Co. Ltd.	2,048	65,517
Dai-ichi Life Holdings, Inc.	21,900	182,941
Daiichi Sankyo Co. Ltd.	10,700	257,179
Daikin Industries Ltd.	1,671	211,685
Daiwa House Industry Co. Ltd.	3,500	124,648
Daiwa Securities Group, Inc.	8,400	65,964
Eisai Co. Ltd.	1,608	49,699
ENEOS Holdings, Inc.	17,700	106,061
FANUC Corp.	5,925	168,600
Fast Retailing Co. Ltd.	1,161	367,851
Fuji Electric Co. Ltd.	850	54,679
FUJIFILM Holdings Corp.	7,050	168,585
Fujitsu Ltd.	11,010	268,154
Hankyu Hanshin Holdings, Inc.	1,500	44,573
Hitachi Ltd.	28,600	788,704
Hoya Corp.	2,160	283,194
Isuzu Motors Ltd.	3,300	43,749
ITOCHU Corp.	7,400	423,210
JFE Holdings, Inc.	3,400	42,585
Kao Corp.	2,886	131,774
KDDI Corp.	19,104	331,856
Kikkoman Corp.	4,500	38,955
Kobe Bussan Co. Ltd.	900	25,248
Komatsu Ltd.	5,800	199,015
Konami Group Corp.	600	91,558
Kubota Corp.	5,900	69,337
LY Corp.	18,300	58,430
Marubeni Corp.	8,900	205,005
MatsukiyoCocokara & Co.	2,100	43,595
MEIJI Holdings Co. Ltd.	1,400	29,159

See Notes to Financial Statements.

DBX ETF Trust  |  25

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Mitsubishi Chemical Group Corp.	8,000	46,019
Mitsubishi Estate Co. Ltd.	6,451	138,752
Mitsui Fudosan Co. Ltd.	16,500	176,435
Mizuho Financial Group, Inc.	15,632	521,155
MS&AD Insurance Group Holdings, Inc.	8,000	188,633
NEC Corp.	8,100	250,296
Nexon Co. Ltd.	2,100	47,986
Nippon Paint Holdings Co. Ltd.	5,750	42,041
Nissin Foods Holdings Co. Ltd.	1,200	22,656
Nitto Denko Corp.	4,250	97,432
Nomura Holdings, Inc.	18,800	135,726
Nomura Research Institute Ltd.	2,300	90,794
Obayashi Corp.	4,100	66,921
Oriental Land Co. Ltd.	6,725	161,180
ORIX Corp.	7,300	190,424
Osaka Gas Co. Ltd.	2,300	65,746
Pan Pacific International Holdings Corp.	2,400	87,222
Panasonic Holdings Corp.	14,600	150,649
Rakuten Group, Inc. *	9,200	57,453
Recruit Holdings Co. Ltd.	8,250	482,048
Renesas Electronics Corp.	10,500	126,365
Secom Co. Ltd.	2,700	100,185
Sekisui Chemical Co. Ltd.	2,300	44,058
Sekisui House Ltd.	3,700	83,992
SG Holdings Co. Ltd.	1,900	20,563
Shimadzu Corp.	1,440	35,523
Shin-Etsu Chemical Co. Ltd.	10,533	326,912
Shiseido Co. Ltd.	2,400	39,328
SoftBank Corp.	178,600	277,586
SoftBank Group Corp.	5,900	652,185
Sompo Holdings, Inc.	5,465	177,061
Sony Group Corp.	38,188	1,061,955
Subaru Corp.	3,600	71,926
Sumitomo Metal Mining Co. Ltd.	1,453	39,931
Sumitomo Mitsui Financial Group, Inc.	23,059	635,742
Sumitomo Mitsui Trust Holdings, Inc.	4,000	114,940
Suntory Beverage & Food Ltd.	900	27,952
Sysmex Corp.	3,200	40,712
T&D Holdings, Inc.	3,100	81,477
TDK Corp.	12,125	159,877
TIS, Inc.	1,300	43,606
Toho Co. Ltd.	700	44,615
Tokio Marine Holdings, Inc.	11,400	496,996
Tokyo Electron Ltd.	2,815	396,199
Tokyo Gas Co. Ltd.	2,100	80,553
Tokyu Corp.	2,900	36,748
Toray Industries, Inc.	8,400	56,828
Unicharm Corp.	6,800	45,554

	Number of Shares	Value $
West Japan Railway Co.	2,700	60,593
Yamaha Motor Co. Ltd.	6,100	44,787
Yokogawa Electric Corp.	1,279	37,867
ZOZO, Inc.	2,300	21,516

(Cost $10,563,162)		14,525,916

Luxembourg – 0.1%
Eurofins Scientific SE

(Cost $44,182)	738	55,993

Netherlands – 6.5%
Akzo Nobel NV	1,035	71,477
ASML Holding NV	2,448	1,824,105
ASR Nederland NV	845	58,632
Ferrovial SE	3,163	172,860
ING Groep NV	18,786	447,697
Koninklijke Ahold Delhaize NV	5,560	222,899
Koninklijke KPN NV	23,173	110,558
NN Group NV	1,653	113,807
Prosus NV *	8,171	505,083
QIAGEN NV	1,287	59,821
Randstad NV	688	32,526
Universal Music Group NV	6,717	189,795
Wolters Kluwer NV	1,455	183,251

(Cost $2,792,686)		3,992,511

New Zealand – 0.3%
Contact Energy Ltd.	5,221	27,849
Meridian Energy Ltd.	8,406	28,321
Xero Ltd. *	1,016	108,783

(Cost $142,202)		164,953

Norway – 1.0%
Aker BP ASA	1,872	47,306
DNB Bank ASA	5,551	146,241
Equinor ASA	4,732	116,705
Gjensidige Forsikring ASA	1,323	36,764
Mowi ASA	3,037	62,448
Norsk Hydro ASA	8,276	53,688
Orkla ASA	4,368	48,821
Telenor ASA	3,815	63,637
Yara International ASA	1,011	36,798

(Cost $554,793)		612,408

Poland – 0.0%
InPost SA *

(Cost $22,819)	1,390	20,191

Portugal – 0.3%
EDP SA	19,301	85,555
Galp Energia SGPS SA	2,445	47,507
Jeronimo Martins SGPS SA	1,832	45,332

(Cost $142,345)		178,394

Singapore – 0.9%
CapitaLand Ascendas REIT	25,700	54,485

See Notes to Financial Statements.

26  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
CapitaLand Investment Ltd.	14,100	30,332
Grab Holdings Ltd., Class A *	15,321	76,452
Keppel Ltd.	9,100	62,061
Sembcorp Industries Ltd.	6,000	28,386
Singapore Exchange Ltd.	5,300	68,450
United Overseas Bank Ltd.	7,800	213,938

(Cost $412,403)		534,104

Spain – 2.7%
ACS Actividades de Construccion y Servicios SA	1,134	85,680
Aena Sme SA, 144A	4,713	136,480
Amadeus IT Group SA	2,826	236,841
Banco de Sabadell SA	31,236	118,643
Cellnex Telecom SA, 144A *	3,090	109,916
Endesa SA	1,958	59,680
Iberdrola SA	39,413	741,587
Redeia Corp. SA	2,424	47,128
Repsol SA	7,090	116,267

(Cost $1,224,032)		1,652,222

Sweden – 4.7%
AddTech AB, Class B	1,619	56,714
Alfa Laval AB	1,814	82,498
Assa Abloy AB, Class B	6,319	223,026
Atlas Copco AB, Class A	16,779	267,654
Atlas Copco AB, Class B	9,497	134,890
Boliden AB *	1,840	63,329
Epiroc AB, Class A	4,184	87,339
Epiroc AB, Class B	2,335	43,414
EQT AB	2,260	81,174
Essity AB, Class B	3,759	101,500
Evolution AB, 144A	929	80,475
H & M Hennes & Mauritz AB, Class B (b)	3,434	50,371
Holmen AB, Class B	515	20,043
Indutrade AB	1,725	42,897
Nibe Industrier AB, Class B	8,916	36,564
Sandvik AB	6,698	169,183
Skanska AB, Class B	2,140	53,082
SKF AB, Class B	2,043	52,380
Spotify Technology SA *	951	648,468
Svenska Cellulosa AB SCA, Class B	3,700	50,305
Svenska Handelsbanken AB, Class A	9,105	117,010
Tele2 AB, Class B	3,260	57,375
Telia Co. AB	14,334	53,453
Volvo AB, Class B	9,925	305,004

(Cost $2,492,603)		2,878,148

Switzerland – 9.5%
ABB Ltd.	9,772	656,481
Alcon, Inc.	3,118	248,410

	Number of Shares	Value $
Baloise Holding AG	248	64,370
Banque Cantonale Vaudoise	204	23,743
Chocoladefabriken Lindt &
Spruengli AG Participation Certificates	12	183,067
Coca-Cola HBC AG *	1,377	69,504
DSM-Firmenich AG	1,165	113,863
Geberit AG	211	154,794
Givaudan SA	58	244,616
Julius Baer Group Ltd.	1,277	92,213
Kuehne + Nagel International AG	298	60,715
Logitech International SA	929	96,057
Lonza Group AG	437	310,092
Novartis AG	11,820	1,496,416
SGS SA	1,006	102,684
SIG Group AG *	1,800	28,541
Sika AG	958	222,400
Sonova Holding AG	314	91,522
STMicroelectronics NV	2,879	78,350
STMicroelectronics NV, Class Y	1,383	37,327
Swiss Life Holding AG	179	193,550
Swiss Prime Site AG	518	72,088
Swiss Re AG	1,882	341,283
Swisscom AG	164	118,631
VAT Group AG, 144A	167	54,632
Zurich Insurance Group AG	914	668,471

(Cost $4,357,455)		5,823,820

United Kingdom – 14.1%
3i Group PLC	6,075	329,865
Admiral Group PLC	1,588	77,795
Anglo American PLC	6,988	215,069
Ashtead Group PLC	2,705	199,029
Associated British Foods PLC	1,999	58,336
AstraZeneca PLC	9,637	1,535,066
Auto Trader Group PLC, 144A	5,601	60,780
Aviva PLC	18,968	166,984
Barratt Redrow PLC	8,250	40,093
BT Group PLC	37,300	109,103
Bunzl PLC	1,972	66,660
Coca-Cola Europacific Partners PLC	1,455	129,291
HSBC Holdings PLC	108,451	1,387,131
Informa PLC	8,123	95,523
Intertek Group PLC	998	63,238
J Sainsbury PLC	11,234	45,442
Kingfisher PLC	11,206	38,970
Land Securities Group PLC REIT	4,484	33,562
Legal & General Group PLC	36,931	123,492
Lloyds Banking Group PLC	375,392	403,304
M&G PLC	14,211	50,899
Melrose Industries PLC	7,283	57,857
Mondi PLC	2,626	36,951

See Notes to Financial Statements.

DBX ETF Trust  |  27

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
National Grid PLC	30,501	428,979
Pearson PLC	3,759	54,697
Phoenix Group Holdings PLC	4,637	42,695
Reckitt Benckiser Group PLC	4,258	318,128
RELX PLC	11,453	533,219
Rentokil Initial PLC	15,793	77,881
Sage Group PLC	6,145	90,203
Schroders PLC	5,075	26,055
Segro PLC REIT	7,901	66,930
Smiths Group PLC	2,048	65,189
Spirax Group PLC	422	41,592
SSE PLC	6,917	161,672
Tesco PLC	40,819	233,113
Unilever PLC	15,244	958,098
Vodafone Group PLC	125,328	149,615
Whitbread PLC	1,031	43,808
WPP PLC	6,558	34,634

(Cost $6,632,226)		8,650,948

TOTAL COMMON STOCKS

(Cost $47,777,619)		60,434,936

PREFERRED STOCKS – 0.2%

Germany – 0.2%
Henkel AG & Co. KGaA	1,016	85,696

	Number of Shares	Value $
Sartorius AG	148	34,335

(Cost $121,455)		120,031

EXCHANGE-TRADED FUNDS – 0.5%

iShares ESG Aware MSCI EAFE ETF (b)

(Cost $265,031)	3,150	286,020

SECURITIES LENDING COLLATERAL – 0.5%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (c)(d)

(Cost $313,277)	313,277	313,277

CASH EQUIVALENTS – 0.0%

DWS Government Money Market Series “Institutional Shares”, 4.25% (c)

(Cost $11,991)	11,991	11,991

TOTAL INVESTMENTS – 100.1%

(Cost $48,489,373)		61,166,255

Other assets and liabilities, net – (0.1%)		(41,844)

NET ASSETS – 100.0%		61,124,411

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (c)(d)
83,698	229,579	(e)	—	—	—	1,996	—	313,277	313,277

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.25% (c)
41,263	2,053,552		(2,082,824)	—	—	2,549	—	11,991	11,991
124,961	2,283,131		(2,082,824)	—	—	4,545	—	325,268	325,268

*	Non-income producing security.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $303,144, which is 0.5% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

See Notes to Financial Statements.

28  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

August 31, 2025

CDI:	Chess Depositary Interests
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
EURO STOXX 50 Index	EUR	3	187,989	188,287	9/19/2025	298
Micro EURO STOXX 50 Index	EUR	3	18,642	18,829	9/19/2025	187
MINI TOPIX Index	JPY	2	38,009	41,852	9/11/2025	3,843
Total unrealized appreciation						4,328

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$60,434,936	$—	$—	$60,434,936
Preferred Stocks	120,031	—	—	120,031
Exchange-Traded Funds	286,020	—	—	286,020
Short-Term Investments (a)	325,268	—	—	325,268
Derivatives (b)
Futures Contracts	4,328	—	—	4,328
TOTAL	$61,170,583	$—	$—	$61,170,583

(a)	See Schedule of Investments for additional detailed categorizations.

(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  29

Schedule of Investments

Xtrackers MSCI Emerging Markets Climate Selection ETF

August 31, 2025

	Number of Shares	Value $
COMMON STOCKS – 95.5%

Brazil – 2.0%
NU Holdings Ltd., Class A *	343,184	5,079,123
Petroleo Brasileiro SA	752,106	4,676,329

(Cost $9,222,338)		9,755,452

China – 24.3%
Bank of China Ltd., Class H	14,840,375	8,109,443
BYD Co. Ltd., Class H	433,800	6,365,787
China Construction Bank Corp., Class H	11,370,179	10,953,269
China Merchants Bank Co. Ltd., Class H	1,008,873	6,211,754
Industrial & Commercial Bank of China Ltd., Class H	9,471,365	7,010,111
JD.com, Inc., Class A	369,394	5,581,766
Meituan, Class B, 144A *	555,735	7,321,073
Ping An Insurance Group Co. of China Ltd., Class H	1,609,267	11,621,790
Tencent Holdings Ltd.	557,814	42,681,177
Xiaomi Corp., Class B, 144A *	1,622,737	11,000,936

(Cost $115,864,832)		116,857,106

Greece – 1.4%
Piraeus Financial Holdings SA *

(Cost $6,033,778)	870,249	6,733,127

Hong Kong – 4.6%
Alibaba Group Holding Ltd.

(Cost $21,251,587)	1,482,016	21,994,940

India – 15.5%
Axis Bank Ltd.	403,359	4,778,687
Bharti Airtel Ltd.	394,875	8,454,016
HDFC Bank Ltd.	1,105,304	11,922,123
Hindustan Unilever Ltd.	209,200	6,307,077
ICICI Bank Ltd.	600,613	9,516,061
Infosys Ltd.	442,267	7,367,177
Infosys Ltd., ADR (a)	6,651	111,870
Mahindra & Mahindra Ltd.	159,115	5,770,463
Power Grid Corp. of India Ltd.	1,618,281	5,048,922
Reliance Industries Ltd.	649,737	9,995,370
Tata Consultancy Services Ltd.	147,253	5,148,664

(Cost $75,874,950)		74,420,430

Ireland – 1.6%
PDD Holdings, Inc., ADR *

(Cost $7,235,341)	65,010	7,815,502

Kazakhstan – 0.0%
Solidcore Resources PLC * (b)

(Cost $30,722)	1,583	0

Mexico – 1.2%

Grupo Financiero Banorte SAB de CV, Class O

(Cost $5,851,874)	641,706	5,875,149

	Number of Shares	Value $
Russia – 0.0%
Gazprom PJSC * (b)	68,905	0
LUKOIL PJSC * (b)	2,409	0
Mobile TeleSystems PJSC, ADR * (b)	2,662	0
Moscow Exchange MICEX-RTS PJSC * (b)	8,602	0
Novatek PJSC * (b)	5,300	0
Novolipetsk Steel PJSC * (b)	8,462	0
PhosAgro PJSC * (b)	168	0
PhosAgro PJSC * (b)	4	0
PhosAgro PJSC, GDR * (b)	300	0
Polyus PJSC * (b)	1,930	0

(Cost $634,818)		0

Singapore – 1.4%
Trip.com Group Ltd.

(Cost $5,650,984)	92,272	6,841,232

South Africa – 3.8%
FirstRand Ltd.	1,330,443	5,595,098
Naspers Ltd., Class N	18,566	6,095,020
Standard Bank Group Ltd.	455,337	6,404,248

(Cost $17,352,113)		18,094,366

South Korea – 6.7%
Samsung Electronics Co. Ltd.	445,988	22,359,549
SK Hynix, Inc.	52,092	10,079,301

(Cost $26,058,534)		32,438,850

Taiwan – 31.8%
Cathay Financial Holding Co. Ltd.	3,103,004	6,242,652
CTBC Financial Holding Co. Ltd.	3,921,778	5,279,156
E.Sun Financial Holding Co. Ltd.	6,346,353	6,944,357
First Financial Holding Co. Ltd.	7,551,347	7,003,081
Fubon Financial Holding Co. Ltd.	2,439,100	6,694,270
Hon Hai Precision Industry Co. Ltd.	1,437,217	9,567,499
MediaTek, Inc.	148,424	6,651,757
Mega Financial Holding Co. Ltd.	4,949,003	6,483,834
SinoPac Financial Holdings Co. Ltd.	8,070,076	6,177,392
Taiwan Cooperative Financial Holding Co. Ltd.	8,932,562	6,925,259
Taiwan Semiconductor Manufacturing Co. Ltd.	1,885,353	71,542,206
TS Financial Holding Co. Ltd.	12,193,492	6,481,763
Yuanta Financial Holding Co. Ltd.	6,239,424	6,633,451

(Cost $138,022,833)		152,626,677

See Notes to Financial Statements.

30  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Climate Selection ETF (Continued)

August 31, 2025

	Number of Shares	Value $
United States – 1.2%
Southern Copper Corp.

(Cost $5,804,970)	58,421	5,613,674

TOTAL COMMON STOCKS

(Cost $434,889,674)		459,066,505

PREFERRED STOCKS – 3.0%

Brazil – 3.0%
Itau Unibanco Holding SA	1,116,321	7,915,697
Itausa SA	3,303,967	6,829,371
Klabin SA	1	1

(Cost $12,856,451)		14,745,069

WARRANTS – 0.0%

Thailand – 0.0%
BTS Group Holdings PCL*, expires 11/20/26

(Cost $0)	6,100	4

	Number of Shares	Value $
SECURITIES LENDING COLLATERAL – 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (c)(d)

(Cost $104,738)	104,738	104,738

CASH EQUIVALENTS – 1.0%

DWS Government Money Market Series “Institutional Shares”, 4.25% (c)

(Cost $4,591,293)	4,591,293	4,591,293

TOTAL INVESTMENTS – 99.5%

(Cost $452,442,156)		478,507,609

Other assets and liabilities, net – 0.5%		2,233,111

NET ASSETS – 100.0%		480,740,720

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (c)(d)
34,336	70,402	(e)	—	—	—	63	—	104,738	104,738

CASH EQUIVALENTS — 1.0%
DWS Government Money Market Series “Institutional Shares”, 4.25% (c)
203,173	377,736,474		(373,348,354)	—	—	131,392	—	4,591,293	4,591,293
237,509	377,806,876		(373,348,354)	—	—	131,455	—	4,696,031	4,696,031

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $101,745, which is 0.0% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
PJSC:	Public Joint Stock Company
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

DBX ETF Trust  |  31

Schedule of Investments

Xtrackers MSCI Emerging Markets Climate Selection ETF (Continued)

August 31, 2025

At August 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
MSCI Emerging Markets Index	USD	100	6,192,491	6,324,500	9/19/2025	132,009
MSCI India Index	USD	1	129,855	122,030	9/19/2025	(7,825)

Total net unrealized appreciation						124,184

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$459,066,505	$—	$0	$459,066,505
Preferred Stocks	14,745,069	—	—	14,745,069
Warrants	4	—	—	4
Short-Term Investments (a)	4,696,031	—	—	4,696,031
Derivatives (b)
Futures Contracts	132,009	—	—	132,009

TOTAL	$478,639,618	$—	$0	$478,639,618

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(7,825)	$—	$—	$(7,825)

TOTAL	$(7,825)	$—	$—	$(7,825)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

32  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF

August 31, 2025

	Number of Shares	Value $
COMMON STOCKS – 99.3%

Communication Services – 13.7%
Alphabet, Inc., Class A	437,821	93,216,469
Alphabet, Inc., Class C	369,481	78,895,278
AT&T, Inc.	590,837	17,305,616
Comcast Corp., Class A	308,937	10,494,590
Liberty Media Corp.-Liberty Formula One, Class C *	17,168	1,715,083
Meta Platforms, Inc., Class A	178,883	132,140,872
Netflix, Inc. *	35,055	42,355,204
Pinterest, Inc., Class A *	50,936	1,865,785
Snap, Inc., Class A *	92,184	658,194
T-Mobile US, Inc.	41,517	10,461,869
Verizon Communications, Inc.	347,025	15,348,916
Walt Disney Co.	148,727	17,606,302

(Cost $279,839,041)		422,064,178

Consumer Discretionary – 12.4%
Airbnb, Inc., Class A *	35,745	4,665,795
Amazon.com, Inc. *	654,251	149,823,479
Booking Holdings, Inc.	2,702	15,128,633
Chipotle Mexican Grill, Inc. *	110,552	4,658,661
Deckers Outdoor Corp. *	13,354	1,597,539
DoorDash, Inc., Class A *	29,486	7,231,442
eBay, Inc.	38,525	3,490,750
Flutter Entertainment PLC *	14,517	4,459,187
General Motors Co.	79,077	4,633,121
Hilton Worldwide Holdings, Inc.	19,409	5,358,049
Home Depot, Inc.	81,904	33,316,090
Hyatt Hotels Corp., Class A	4,119	594,289
Las Vegas Sands Corp.	28,647	1,650,927
Lululemon Athletica, Inc. *	9,407	1,902,095
Marriott International, Inc., Class A	18,966	5,080,233
McDonald’s Corp.	58,791	18,433,330
MercadoLibre, Inc. *	3,788	9,367,383
NIKE, Inc., Class B	96,117	7,436,572
Royal Caribbean Cruises Ltd.	21,588	7,841,193
Starbucks Corp.	93,315	8,229,450
Tesla, Inc. *	238,330	79,571,237
Tractor Supply Co.	44,864	2,770,801
Ulta Beauty, Inc. *	3,800	1,872,374
Williams-Sonoma, Inc.	10,316	1,941,368
Yum! Brands, Inc.	22,781	3,348,124

(Cost $303,199,491)		384,402,122

Consumer Staples – 4.6%
Church & Dwight Co., Inc.	19,734	1,838,419
Clorox Co.	10,791	1,275,496
Coca-Cola Co.	336,092	23,186,987
Colgate-Palmolive Co.	64,835	5,450,678

	Number of Shares	Value $
Constellation Brands, Inc., Class A	11,420	1,849,355
Estee Lauder Cos., Inc., Class A	19,993	1,833,958
General Mills, Inc.	43,042	2,123,262
Hershey Co.	11,774	2,163,472
Kellanova	24,009	1,908,716
Keurig Dr Pepper, Inc.	109,465	3,184,337
Kimberly-Clark Corp.	26,987	3,485,101
McCormick & Co., Inc.	22,300	1,569,251
Molson Coors Beverage Co., Class B	15,786	797,035
Mondelez International, Inc., Class A	105,864	6,504,284
PepsiCo, Inc.	112,178	16,675,260
Procter & Gamble Co.	192,751	30,269,617
Target Corp.	36,666	3,519,203
Walmart, Inc.	362,874	35,191,521

(Cost $139,751,613)		142,825,952

Energy – 3.2%
Baker Hughes Co.	84,399	3,831,715
Chevron Corp.	161,031	25,861,579
Diamondback Energy, Inc.	16,575	2,465,697
EOG Resources, Inc.	44,546	5,560,232
EQT Corp.	46,170	2,393,453
Exxon Mobil Corp.	355,720	40,655,239
Halliburton Co.	73,076	1,661,017
Kinder Morgan, Inc.	168,341	4,541,840
Occidental Petroleum Corp.	60,235	2,867,788
ONEOK, Inc.	52,501	4,010,026
Schlumberger NV	123,502	4,549,814

(Cost $95,859,287)		98,398,400

Financials – 14.7%
American Express Co.	45,888	15,201,777
American International Group, Inc.	48,856	3,972,970
Apollo Global Management, Inc.	35,919	4,893,245
Arch Capital Group Ltd.	32,428	2,968,135
Arthur J Gallagher & Co.	21,050	6,372,888
Bank of America Corp.	586,185	29,743,027
Bank of New York Mellon Corp.	59,067	6,237,475
Blackrock, Inc.	12,087	13,623,741
Block, Inc. *	45,960	3,660,254
Carlyle Group, Inc.	19,863	1,282,355
Cboe Global Markets, Inc.	8,772	2,069,753
Charles Schwab Corp.	142,054	13,614,455
Chubb Ltd.	31,374	8,630,046
Cincinnati Financial Corp.	12,593	1,934,285
Citigroup, Inc.	150,852	14,567,778
CME Group, Inc.	29,891	7,966,250
FactSet Research Systems, Inc. (a)	3,311	1,236,063

See Notes to Financial Statements.

DBX ETF Trust  |  33

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Fidelity National Information Services, Inc.	43,373	3,027,869
Fiserv, Inc. *	45,935	6,347,298
Global Payments, Inc.	19,728	1,752,241
Goldman Sachs Group, Inc.	25,190	18,772,848
Hartford Insurance Group, Inc.	24,217	3,204,151
Intercontinental Exchange, Inc.	47,240	8,342,584
Jack Henry & Associates, Inc.	6,305	1,029,354
JPMorgan Chase & Co.	228,611	68,907,928
Markel Group, Inc. *	1,010	1,978,651
Marsh & McLennan Cos., Inc.	40,357	8,305,874
Mastercard, Inc., Class A	70,408	41,913,178
Moody’s Corp.	13,196	6,726,793
Morgan Stanley	99,447	14,964,785
Nasdaq, Inc.	34,743	3,291,552
Northern Trust Corp.	16,450	2,159,556
PayPal Holdings, Inc. *	77,000	5,404,630
Progressive Corp.	48,293	11,931,269
Robinhood Markets, Inc., Class A *	60,012	6,243,048
S&P Global, Inc.	25,762	14,128,911
State Street Corp.	23,356	2,685,239
Travelers Cos., Inc.	18,662	5,066,920
US Bancorp	126,988	6,200,824
Visa, Inc., Class A	140,717	49,501,426
Wells Fargo & Co.	264,475	21,734,556
Willis Towers Watson PLC	8,124	2,654,842

(Cost $331,945,832)		454,250,824

Health Care – 10.5%
Abbott Laboratories	142,609	18,918,510
AbbVie, Inc.	145,659	30,646,654
Agilent Technologies, Inc.	23,822	2,993,473
Alnylam Pharmaceuticals, Inc. *	10,670	4,764,262
Amgen, Inc.	44,171	12,708,438
Becton Dickinson & Co.	23,427	4,520,943
Biogen, Inc. *	12,932	1,709,869
Boston Scientific Corp. *	121,074	12,773,307
Bristol-Myers Squibb Co.	167,235	7,890,147
Danaher Corp.	52,745	10,855,976
DaVita, Inc. *	2,625	361,620
Edwards Lifesciences Corp. *	47,919	3,897,732
Elevance Health, Inc.	18,483	5,889,608
Eli Lilly & Co.	66,345	48,603,020
Gilead Sciences, Inc.	102,588	11,589,366
Humana, Inc.	10,335	3,138,326
IDEXX Laboratories, Inc. *	6,794	4,396,330
Illumina, Inc. *	13,540	1,353,458
IQVIA Holdings, Inc. *	14,126	2,695,382
Johnson & Johnson	198,530	35,173,560
Labcorp Holdings, Inc.	7,105	1,975,119
McKesson Corp.	10,377	7,125,263

	Number of Shares	Value $
Merck & Co., Inc.	206,850	17,400,222
Mettler-Toledo International, Inc. *	1,686	2,193,553
Pfizer, Inc.	465,243	11,519,417
Regeneron Pharmaceuticals, Inc.	8,743	5,077,060
Thermo Fisher Scientific, Inc.	30,921	15,235,395
UnitedHealth Group, Inc.	74,628	23,124,978
Vertex Pharmaceuticals, Inc. *	21,146	8,268,509
Waters Corp. *	5,213	1,573,283
Zimmer Biomet Holdings, Inc.	17,569	1,864,071
Zoetis, Inc.	36,444	5,699,842

(Cost $328,367,457)		325,936,693

Industrials – 6.8%
3M Co.	44,238	6,880,336
AECOM	11,774	1,470,455
AMETEK, Inc.	19,107	3,530,974
Automatic Data Processing, Inc.	33,659	10,234,019
Booz Allen Hamilton Holding Corp.	10,309	1,120,794
Broadridge Financial Solutions, Inc.	10,037	2,565,658
Carlisle Cos., Inc.	3,614	1,394,606
Carrier Global Corp.	63,607	4,147,176
Caterpillar, Inc.	38,414	16,097,003
Cintas Corp.	29,650	6,227,389
CSX Corp.	151,752	4,933,458
Cummins, Inc.	11,214	4,468,106
Deere & Co.	21,258	10,174,929
Dover Corp.	12,025	2,150,791
Eaton Corp. PLC	32,102	11,208,092
Emerson Electric Co.	46,146	6,091,272
Equifax, Inc.	10,653	2,623,834
FedEx Corp.	18,589	4,295,360
Fortive Corp.	26,696	1,277,671
IDEX Corp.	6,565	1,079,943
Ingersoll Rand, Inc.	32,711	2,598,235
Jacobs Solutions, Inc.	9,695	1,417,700
Johnson Controls International PLC	55,631	5,946,398
Lennox International, Inc.	2,513	1,401,902
Norfolk Southern Corp.	18,393	5,149,672
Old Dominion Freight Line, Inc.	16,145	2,437,411
PACCAR, Inc.	42,567	4,255,849
Paychex, Inc.	26,513	3,697,370
Paycom Software, Inc.	4,384	995,826
Quanta Services, Inc.	12,524	4,733,571
Republic Services, Inc.	18,420	4,309,727
Rockwell Automation, Inc.	9,231	3,170,202
Trane Technologies PLC	18,372	7,635,403
TransUnion	16,775	1,482,910
Uber Technologies, Inc. *	163,806	15,356,813
Union Pacific Corp.	49,069	10,970,356

See Notes to Financial Statements.

34  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
United Parcel Service, Inc., Class B	61,343	5,363,832
Veralto Corp.	20,598	2,187,302
Verisk Analytics, Inc.	11,392	3,054,423
Vertiv Holdings Co., Class A	29,667	3,784,026
Waste Connections, Inc.	21,017	3,884,152
Waste Management, Inc.	32,970	7,464,078
Westinghouse Air Brake Technologies Corp.	13,745	2,659,658
Xylem, Inc.	20,613	2,917,976

(Cost $179,641,170)		208,846,658

Information Technology – 27.4%
Accenture PLC, Class A	67,021	17,423,449
Adobe, Inc. *	45,611	16,269,444
Advanced Micro Devices, Inc. *	173,867	28,275,990
Analog Devices, Inc.	53,084	13,340,540
Atlassian Corp., Class A *	17,502	3,111,506
Autodesk, Inc. *	22,737	7,155,334
Bentley Systems, Inc., Class B	16,247	904,146
Cadence Design Systems, Inc. *	29,355	10,286,873
Cisco Systems, Inc.	426,252	29,449,751
Cloudflare, Inc., Class A *	33,012	6,889,934
Cognizant Technology Solutions Corp., Class A	52,953	3,825,854
Crowdstrike Holdings, Inc., Class A *	26,539	11,244,574
Datadog, Inc., Class A *	30,560	4,176,941
Dell Technologies, Inc., Class C	34,491	4,213,076
Docusign, Inc. *	21,528	1,650,336
Fortinet, Inc. *	69,974	5,511,852
Gartner, Inc. *	8,174	2,053,227
Gen Digital, Inc.	55,396	1,672,959
GoDaddy, Inc., Class A *	15,085	2,237,256
Hewlett Packard Enterprise Co.	140,252	3,165,488
HubSpot, Inc. *	5,280	2,551,138
International Business Machines Corp.	99,357	24,192,436
Intuit, Inc.	29,921	19,957,307
Marvell Technology, Inc.	92,509	5,815,578
Microsoft Corp.	378,861	191,965,080
NVIDIA Corp.	1,291,523	224,957,476
Okta, Inc. *	17,717	1,643,606
Oracle Corp.	181,528	41,048,927
Palantir Technologies, Inc., Class A *	242,618	38,020,667
Palo Alto Networks, Inc. *	71,447	13,612,082
PTC, Inc. *	12,648	2,700,348
QUALCOMM, Inc.	115,908	18,629,893
Roper Technologies, Inc.	11,489	6,046,776
Salesforce, Inc.	102,434	26,248,712
ServiceNow, Inc. *	22,153	20,324,491
Snowflake, Inc. *	33,926	8,096,779

	Number of Shares	Value $
Super Micro Computer, Inc. *	53,822	2,235,766
Synopsys, Inc. *	19,866	11,989,528
Trimble, Inc. *	25,845	2,088,793
Twilio, Inc., Class A *	15,504	1,637,377
Workday, Inc., Class A *	23,023	5,314,169
Zscaler, Inc. *	10,696	2,963,327

(Cost $629,348,329)		844,898,786

Materials – 1.6%
Avery Dennison Corp.	6,971	1,196,572
Ball Corp.	21,043	1,107,704
Corteva, Inc.	56,021	4,156,198
CRH PLC	55,745	6,296,398
Crown Holdings, Inc.	10,282	1,021,825
DuPont de Nemours, Inc.	35,844	2,757,121
Ecolab, Inc.	21,362	5,918,128
Martin Marietta Materials, Inc.	4,951	3,051,796
Newmont Corp.	92,626	6,891,374
PPG Industries, Inc.	17,431	1,938,850
Sherwin-Williams Co.	19,610	7,173,926
Smurfit WestRock PLC	43,485	2,059,450
Steel Dynamics, Inc.	11,849	1,551,271
Vulcan Materials Co.	10,662	3,104,348

(Cost $39,727,458)		48,224,961

Real Estate – 2.2%
American Tower Corp. REIT	38,381	7,823,967
AvalonBay Communities, Inc. REIT	12,002	2,350,592
BXP, Inc. REIT	12,528	908,405
CBRE Group, Inc., Class A *	24,247	3,930,924
Crown Castle, Inc. REIT	35,368	3,506,383
Digital Realty Trust, Inc. REIT	28,095	4,709,846
Equinix, Inc. REIT	8,096	6,364,994
Equity Residential REIT	29,210	1,931,365
Healthpeak Properties, Inc. REIT	53,147	953,457
Iron Mountain, Inc. REIT	24,791	2,288,953
Kimco Realty Corp. REIT	56,310	1,266,412
Prologis, Inc. REIT	75,644	8,606,774
Public Storage REIT	13,131	3,868,261
Realty Income Corp. REIT	73,147	4,298,118
Regency Centers Corp. REIT	14,884	1,079,090
Simon Property Group, Inc. REIT	27,189	4,911,965
Welltower, Inc. REIT	53,773	9,048,920
Zillow Group, Inc., Class C *	12,957	1,092,405

(Cost $63,841,699)		68,940,831

Utilities – 2.2%
American Water Works Co., Inc.	16,748	2,403,506
Consolidated Edison, Inc.	30,332	2,979,512
Constellation Energy Corp.	25,877	7,969,599
Dominion Energy, Inc.	68,349	4,094,105
Duke Energy Corp.	63,455	7,772,603
Edison International	31,306	1,757,206

See Notes to Financial Statements.

DBX ETF Trust  |  35

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Essential Utilities, Inc.	21,989	868,785
Eversource Energy	30,655	1,964,066
Exelon Corp.	82,196	3,590,321
NextEra Energy, Inc.	168,907	12,169,749
NiSource, Inc.	38,416	1,623,844
Public Service Enterprise Group, Inc.	40,180	3,308,020
Sempra	55,212	4,558,303
Southern Co.	89,507	8,261,496
Xcel Energy, Inc.	48,449	3,507,223

(Cost $60,449,014)		66,828,338

	Number of Shares	Value $
TOTAL COMMON STOCKS

(Cost $2,451,970,391)		3,065,617,743

CASH EQUIVALENTS – 0.6%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)

(Cost $17,078,016)	17,078,016	17,078,016

TOTAL INVESTMENTS – 99.9%

(Cost $2,469,048,407)		3,082,695,759

Other assets and liabilities, net – 0.1%		3,989,702

NET ASSETS – 100.0%		3,086,685,461

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (b)(c)
—	—	—	—	—	68	—	—	—
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 4.25% (b)
3,995,298	50,763,311	(37,680,593)	—	—	381,750	—	17,078,016	17,078,016
3,995,298	50,763,311	(37,680,593)	—	—	381,818	—	17,078,016	17,078,016

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $1,231,956, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,264,878.

REIT:	Real Estate Investment Trust

At August 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
E-Mini S&P 500 ESG Index	USD	28	7,492,480	7,884,800	9/19/2025	392,320
E-Mini S&P 500 Index	USD	34	10,590,775	11,003,675	9/19/2025	412,900
E-Mini S&P Mid 400 Index	USD	6	1,853,533	1,955,100	9/19/2025	101,567
Total unrealized appreciation						906,787

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

36  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

August 31, 2025

Currency Abbreviations

USD   U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$3,065,617,743	$—	$—	$3,065,617,743
Short-Term Investments (a)	17,078,016	—	—	17,078,016
Derivatives (b)
Futures Contracts	906,787	—	—	906,787

TOTAL	$3,083,602,546	$—	$—	$3,083,602,546

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  37

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF

August 31, 2025

	Number of Shares	Value $
COMMON STOCKS – 99.4%

Communication Services – 10.0%
Alphabet, Inc., Class A	114,030	24,278,127
Alphabet, Inc., Class C	96,306	20,564,220
Charter Communications, Inc., Class A *	1,821	483,621
Comcast Corp., Class A	72,561	2,464,897
Electronic Arts, Inc.	4,684	805,414
Fox Corp., Class A	4,546	271,396
Fox Corp., Class B	2,285	124,647
Omnicom Group, Inc.	4,024	315,200
Take-Two Interactive Software, Inc. *	3,662	854,235
Verizon Communications, Inc.	81,978	3,625,887
Walt Disney Co.	35,234	4,171,001

(Cost $48,591,544)		57,958,645

Consumer Discretionary – 9.8%
Aptiv PLC *	4,576	363,929
AutoZone, Inc. *	323	1,356,125
Best Buy Co., Inc.	3,932	289,552
Booking Holdings, Inc.	639	3,577,793
Burlington Stores, Inc. *	1,185	344,456
D.R. Horton, Inc.	5,420	918,582
Darden Restaurants, Inc.	2,262	468,098
Deckers Outdoor Corp. *	2,957	353,746
Dick’s Sporting Goods, Inc.	1,071	227,909
eBay, Inc.	9,035	818,661
Garmin Ltd.	3,213	776,968
Genuine Parts Co.	2,678	373,126
Hilton Worldwide Holdings, Inc.	4,717	1,302,175
Home Depot, Inc.	19,463	7,916,964
Lowe’s Cos., Inc.	10,959	2,828,080
Lululemon Athletica, Inc. *	2,227	450,299
McDonald’s Corp.	14,052	4,405,864
MercadoLibre, Inc. *	890	2,200,890
NVR, Inc. *	52	422,118
O’Reilly Automotive, Inc. *	16,867	1,748,771
Pool Corp.	669	207,865
PulteGroup, Inc.	3,959	522,667
Rivian Automotive, Inc., Class A *	15,367	208,530
Tesla, Inc. *	56,788	18,959,810
TJX Cos., Inc.	21,702	2,964,710
Tractor Supply Co.	10,323	637,548
Ulta Beauty, Inc. *	919	452,819
Williams-Sonoma, Inc.	2,503	471,040
Yum! Brands, Inc.	5,529	812,597

(Cost $50,909,884)		56,381,692

Consumer Staples – 4.8%
Albertsons Cos., Inc., Class A	6,646	129,331

	Number of Shares	Value $
Bunge Global SA	2,765	232,868
Church & Dwight Co., Inc.	4,827	449,683
Clorox Co.	2,525	298,455
Coca-Cola Co.	80,004	5,519,476
Colgate-Palmolive Co.	15,202	1,278,032
Dollar General Corp.	4,105	446,460
Estee Lauder Cos., Inc., Class A	4,357	399,668
General Mills, Inc.	10,974	541,348
Hormel Foods Corp.	5,747	146,204
J M Smucker Co.	2,210	244,227
Kellanova	5,278	419,601
Kenvue, Inc.	37,527	777,184
Keurig Dr Pepper, Inc.	25,230	733,941
Kimberly-Clark Corp.	6,538	844,317
Kroger Co.	12,162	825,070
McCormick & Co., Inc.	5,209	366,557
Monster Beverage Corp. *	14,278	891,090
PepsiCo, Inc.	26,826	3,987,685
Procter & Gamble Co.	46,128	7,243,941
Sysco Corp.	9,615	773,719
Target Corp.	9,077	871,211

(Cost $29,351,038)		27,420,068

Energy – 1.7%
Baker Hughes Co.	18,997	862,464
Cheniere Energy, Inc.	4,465	1,079,726
Halliburton Co.	17,602	400,094
Marathon Petroleum Corp.	6,000	1,078,260
ONEOK, Inc.	12,309	940,161
Phillips 66	7,968	1,064,365
Schlumberger NV	29,328	1,080,444
Targa Resources Corp.	4,113	689,997
Valero Energy Corp.	6,096	926,653
Williams Cos., Inc.	23,981	1,388,020

(Cost $8,254,563)		9,510,184

Financials – 12.8%
Aflac, Inc.	10,210	1,091,041
Allstate Corp.	5,186	1,055,092
American Express Co.	10,963	3,631,823
Ameriprise Financial, Inc.	1,893	974,535
Annaly Capital Management, Inc. REIT	10,317	218,617
Arch Capital Group Ltd.	7,253	663,867
Bank of New York Mellon Corp.	14,080	1,486,848
Blackrock, Inc.	2,891	3,258,562
Capital One Financial Corp.	12,516	2,843,886
Cboe Global Markets, Inc.	2,107	497,147
Charles Schwab Corp.	33,667	3,226,645
Citizens Financial Group, Inc.	8,425	440,459
Equitable Holdings, Inc.	6,252	332,982
FactSet Research Systems, Inc.	741	276,630

See Notes to Financial Statements.

38  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Fidelity National Information Services, Inc.	10,675	745,222
Fiserv, Inc. *	10,884	1,503,951
Hartford Insurance Group, Inc.	5,377	711,431
Huntington Bancshares, Inc.	28,426	506,267
Intercontinental Exchange, Inc.	11,360	2,006,176
KeyCorp	17,570	340,155
LPL Financial Holdings, Inc.	1,563	569,682
Marsh & McLennan Cos., Inc.	9,673	1,990,800
Mastercard, Inc., Class A	16,780	9,988,966
Moody’s Corp.	3,173	1,617,468
Morgan Stanley	23,583	3,548,770
Nasdaq, Inc.	8,404	796,195
Northern Trust Corp.	3,842	504,378
PayPal Holdings, Inc. *	17,786	1,248,399
PNC Financial Services Group, Inc.	7,750	1,607,660
Principal Financial Group, Inc.	4,484	361,007
Progressive Corp.	11,502	2,841,684
Prudential Financial, Inc.	7,004	768,059
Raymond James Financial, Inc.	3,697	626,420
Regions Financial Corp.	17,955	491,787
S&P Global, Inc.	6,158	3,377,294
State Street Corp.	5,515	634,060
Synchrony Financial	7,489	571,710
T. Rowe Price Group, Inc.	4,349	468,039
Travelers Cos., Inc.	4,469	1,213,378
Truist Financial Corp.	26,115	1,222,704
US Bancorp	30,430	1,485,897
Visa, Inc., Class A	33,512	11,788,851
Willis Towers Watson PLC	1,884	615,672

(Cost $57,334,185)		74,150,216

Health Care – 9.7%
Agilent Technologies, Inc.	5,673	712,869
Align Technology, Inc. *	1,441	204,564
Alnylam Pharmaceuticals, Inc. *	2,508	1,119,847
Amgen, Inc.	10,517	3,025,846
Biogen, Inc. *	2,738	362,018
Bristol-Myers Squibb Co.	39,630	1,869,743
Cencora, Inc.	3,601	1,050,088
Cigna Group	5,271	1,585,886
Cooper Cos., Inc. *	3,731	251,451
Danaher Corp.	12,591	2,591,480
DaVita, Inc. *	948	130,596
Dexcom, Inc. *	7,576	570,776
Edwards Lifesciences Corp. *	11,322	920,931
Elevance Health, Inc.	4,395	1,400,467
Eli Lilly & Co.	15,750	11,538,135
Gilead Sciences, Inc.	24,186	2,732,292
HCA Healthcare, Inc.	3,584	1,447,793
Hologic, Inc. *	4,513	302,913

	Number of Shares	Value $
Humana, Inc.	2,416	733,643
IDEXX Laboratories, Inc. *	1,579	1,021,755
Incyte Corp. *	3,170	268,214
Insulet Corp. *	1,388	471,753
IQVIA Holdings, Inc. *	3,374	643,793
Johnson & Johnson	47,041	8,334,254
Labcorp Holdings, Inc.	1,657	460,629
Merck & Co., Inc.	49,525	4,166,043
Mettler-Toledo International, Inc. *	410	533,426
Molina Healthcare, Inc. *	1,134	205,061
Neurocrine Biosciences, Inc. *	2,020	281,992
Quest Diagnostics, Inc.	2,181	396,157
Revvity, Inc.	2,315	208,605
Royalty Pharma PLC, Class A	7,100	255,458
Solventum Corp. *	2,821	206,187
STERIS PLC	2,024	496,001
Veeva Systems, Inc., Class A *	2,977	801,408
Vertex Pharmaceuticals, Inc. *	5,025	1,964,876
Waters Corp. *	1,187	358,237
West Pharmaceutical Services, Inc.	1,501	370,672
Zimmer Biomet Holdings, Inc.	3,951	419,201
Zoetis, Inc.	8,782	1,373,505

(Cost $59,132,707)		55,788,565

Industrials – 8.1%
3M Co.	10,477	1,629,488
Allegion PLC	1,860	315,828
Automatic Data Processing, Inc.	7,986	2,428,143
Axon Enterprise, Inc. *	1,442	1,077,592
Broadridge Financial Solutions, Inc.	2,246	574,123
C.H. Robinson Worldwide, Inc.	2,236	287,773
Carrier Global Corp.	14,968	975,914
Caterpillar, Inc.	9,278	3,887,853
Cintas Corp.	7,170	1,505,915
CNH Industrial NV	16,427	188,089
CSX Corp.	36,201	1,176,894
Cummins, Inc.	2,676	1,066,225
Deere & Co.	5,048	2,416,175
Delta Air Lines, Inc.	2,802	173,108
Dover Corp.	2,653	474,516
Eaton Corp. PLC	7,692	2,685,585
EMCOR Group, Inc.	912	565,440
Expeditors International of Washington, Inc.	2,853	343,901
Ferguson Enterprises, Inc.	3,956	914,429
Fortive Corp.	6,826	326,692
GE Aerospace.	20,836	5,734,067
Graco, Inc.	3,359	286,825
Hubbell, Inc.	1,031	444,351
IDEX Corp.	1,457	239,676

See Notes to Financial Statements.

DBX ETF Trust  |  39

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Illinois Tool Works, Inc.	5,342	1,413,760
Ingersoll Rand, Inc.	7,699	611,532
JB Hunt Transport Services, Inc.	1,612	233,724
Johnson Controls International PLC	13,059	1,395,877
Lennox International, Inc.	612	341,410
Old Dominion Freight Line, Inc.	3,830	578,215
Owens Corning	1,671	250,934
Paychex, Inc.	6,406	893,349
Pentair PLC	3,251	349,580
Quanta Services, Inc.	2,844	1,074,918
Rockwell Automation, Inc.	2,255	774,435
Trane Technologies PLC	4,390	1,824,484
TransUnion	3,719	328,760
Union Pacific Corp.	11,599	2,593,188
United Parcel Service, Inc., Class B	14,141	1,236,489
United Rentals, Inc.	1,264	1,208,814
Veralto Corp.	4,736	502,916
W.W. Grainger, Inc.	896	908,096
Xylem, Inc.	4,716	667,597

(Cost $38,561,676)		46,906,680

Information Technology – 37.0%
Accenture PLC, Class A	12,215	3,175,534
Adobe, Inc. *	8,311	2,964,534
Advanced Micro Devices, Inc. *	31,930	5,192,776
Akamai Technologies, Inc. *	2,999	237,311
Analog Devices, Inc.	9,697	2,436,953
Applied Materials, Inc.	15,870	2,551,261
Atlassian Corp., Class A *	3,199	568,718
Autodesk, Inc. *	4,210	1,324,887
Cadence Design Systems, Inc. *	5,392	1,889,519
Docusign, Inc. *	3,993	306,103
Fair Isaac Corp. *	482	733,430
First Solar, Inc. *	1,958	382,182
Gartner, Inc. *	1,543	387,586
Hewlett Packard Enterprise Co.	25,360	572,375
HP, Inc.	18,683	533,213
HubSpot, Inc. *	961	464,326
Intel Corp. *	84,314	2,053,046
International Business Machines Corp.	18,101	4,407,412
Intuit, Inc.	5,500	3,668,500
Keysight Technologies, Inc. *	3,457	564,978
Lam Research Corp.	25,103	2,514,065
Marvell Technology, Inc.	16,855	1,059,590
Microsoft Corp.	138,394	70,122,856
NetApp, Inc.	4,045	456,236
NVIDIA Corp.	478,070	83,270,233
NXP Semiconductors NV	4,983	1,170,258
Palo Alto Networks, Inc. *	13,066	2,489,334

	Number of Shares	Value $
PTC, Inc. *	2,267	484,005
Salesforce, Inc.	18,791	4,815,194
Seagate Technology Holdings PLC	4,123	690,190
ServiceNow, Inc. *	4,033	3,700,116
Synopsys, Inc. *	3,622	2,185,949
Texas Instruments, Inc.	17,854	3,615,078
Trimble, Inc. *	4,693	379,288
Twilio, Inc., Class A *	3,035	320,526
Western Digital Corp.	6,866	551,614
Workday, Inc., Class A *	4,152	958,365
Zscaler, Inc. *	1,984	549,667

(Cost $147,704,163)		213,747,208

Materials – 2.3%
Avery Dennison Corp.	1,459	250,437
Ball Corp.	5,561	292,731
CRH PLC	13,307	1,503,026
Ecolab, Inc.	4,992	1,382,984
International Flavors & Fragrances, Inc.	4,969	335,457
International Paper Co.	9,746	484,181
Linde PLC	9,198	4,399,311
LyondellBasell Industries NV, Class A	5,182	292,006
Martin Marietta Materials, Inc.	1,174	723,654
Newmont Corp.	21,592	1,606,445
Nucor Corp.	4,534	674,342
PPG Industries, Inc.	4,610	512,770
Smurfit WestRock PLC	10,446	494,722
Steel Dynamics, Inc.	2,855	373,777

(Cost $12,368,545)		13,325,843

Real Estate – 2.1%
American Tower Corp. REIT	9,189	1,873,178
BXP, Inc. REIT	3,173	230,074
CBRE Group, Inc., Class A *	5,962	966,559
Crown Castle, Inc. REIT	8,390	831,785
Digital Realty Trust, Inc. REIT	6,457	1,082,452
Equinix, Inc. REIT	1,881	1,478,823
Healthpeak Properties, Inc. REIT	13,144	235,803
Iron Mountain, Inc. REIT	5,867	541,700
Prologis, Inc. REIT	18,153	2,065,448
SBA Communications Corp. REIT	2,066	423,220
Welltower, Inc. REIT	12,668	2,131,771
Weyerhaeuser Co. REIT	13,787	356,670

(Cost $13,237,956)		12,217,483

Utilities – 1.1%
American Water Works Co., Inc.	3,846	551,939
Atmos Energy Corp.	2,986	496,064
CMS Energy Corp.	5,816	416,251
Consolidated Edison, Inc.	7,042	691,736

See Notes to Financial Statements.

40  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Edison International	7,652	429,507
Essential Utilities, Inc.	6,173	243,895
Eversource Energy	7,083	453,808
Exelon Corp.	19,734	861,981
NiSource, Inc.	8,848	374,005
NRG Energy, Inc.	3,860	561,862
Sempra	12,737	1,051,567

(Cost $5,893,881)		6,132,615

TOTAL COMMON STOCKS

(Cost $471,340,142)		573,539,199

	Number of Shares	Value $
EXCHANGE-TRADED FUNDS – 0.1%

Xtrackers S&P 500 Scored & Screened ETF (a)
(Cost $786,824)	16,000	929,760

CASH EQUIVALENTS – 0.4%
DWS Government Money Market Series “Institutional Shares”, 4.24% (b)

(Cost $2,035,890)	2,035,890	2,035,890

TOTAL INVESTMENTS – 99.9%

(Cost $474,162,856)		576,504,849

Other assets and liabilities,net – 0.1%		683,281

NET ASSETS – 100.0%		577,188,130

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
EXCHANGE-TRADED FUNDS – 0.1%
Xtrackers S&P 500 Scored & Screened ETF (a)
—	1,328,407	(532,922)	(8,661)	142,936	5,267	—	16,000	929,760
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (b)(c)
354,960	—	(354,960) (d)	—	—	125	—	—	—
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 4.24% (b)
1,394,044	14,575,560	(13,933,714)	—	—	130,415	—	2,035,890	2,035,890
1,749,004	15,903,967	(14,821,596)	(8,661)	142,936	135,807	—	2,051,890	2,965,650

*	Non-income producing security.
(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.

DBX ETF Trust  |  41

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF (Continued)

August 31, 2025

At August 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
E-Mini S&P 500 Index	USD	3	936,155	970,913	9/19/2025	34,758
E-Mini S&P Mid 400 Index	USD	1	306,424	325,850	9/19/2025	19,426
Micro E-Mini S&P 500 Index	USD	40	1,262,790	1,294,550	9/19/2025	31,760

Total unrealized appreciation						85,944

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD   U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$573,539,199	$—	$—	$573,539,199
Exchange-Traded Funds	929,760	—	—	929,760
Short-Term Investments (a)	2,035,890	—	—	2,035,890
Derivatives (b)
Futures Contracts	85,944	—	—	85,944

TOTAL	$576,590,793	$—	$—	$576,590,793

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

42  |  DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

August 31, 2025

	Number of Shares	Value $
COMMON STOCKS – 99.7%
Communication Services – 10.8%
Alphabet, Inc., Class A	28,542	6,076,877
Alphabet, Inc., Class C	25,034	5,345,510
AT&T, Inc.	35,989	1,054,118
Charter Communications, Inc., Class A *	477	126,682
Comcast Corp., Class A	19,173	651,307
Electronic Arts, Inc.	1,282	220,440
Fox Corp., Class A	1,198	71,521
Fox Corp., Class B	864	47,131
Live Nation Entertainment, Inc. *	890	148,176
Meta Platforms, Inc., Class A	11,068	8,175,932
Netflix, Inc. *	2,057	2,485,370
Pinterest, Inc., Class A *	3,972	145,494
ROBLOX Corp., Class A *	3,079	383,613
Spotify Technology SA *	799	544,822
Take-Two Interactive Software, Inc. *	888	207,144
T-Mobile US, Inc.	2,485	626,195
Trade Desk, Inc., Class A *	2,378	129,981
Verizon Communications, Inc.	21,465	949,397
Walt Disney Co.	9,030	1,068,971
Warner Bros Discovery, Inc. *	11,675	135,897
Warner Music Group Corp., Class A	1,131	37,719

(Cost $17,387,295)		28,632,297

Consumer Discretionary – 11.2%
Airbnb, Inc., Class A *	2,276	297,086
Amazon.com, Inc. *	47,253	10,820,937
AutoZone, Inc. *	146	612,985
Booking Holdings, Inc.	167	935,041
Chipotle Mexican Grill, Inc. *	7,082	298,436
D.R. Horton, Inc.	2,640	447,427
Domino’s Pizza, Inc.	186	85,244
DoorDash, Inc., Class A *	2,541	623,180
eBay, Inc.	5,124	464,286
Expedia Group, Inc.	751	161,315
Ford Motor Co.	15,384	181,070
Garmin Ltd.	1,767	427,296
General Motors Co.	3,863	226,333
Genuine Parts Co.	2,170	302,346
Home Depot, Inc.	5,321	2,164,423
Lennar Corp., Class A	2,747	365,736
Lennar Corp., Class B	797	101,362
Lowe’s Cos., Inc.	3,341	862,178
Lululemon Athletica, Inc. *	1,438	290,764
Marriott International, Inc., Class A	1,200	321,432
McDonald’s Corp.	3,513	1,101,466
MercadoLibre, Inc. *	318	786,385

	Number of Shares	Value $
NIKE, Inc., Class B	8,481	656,175
NVR, Inc. *	38	308,471
O’Reilly Automotive, Inc. *	6,561	680,244
PulteGroup, Inc.	2,680	353,814
Starbucks Corp.	5,670	500,037
Tesla, Inc. *	14,429	4,817,410
Ulta Beauty, Inc. *	672	331,115
Yum! Brands, Inc.	1,007	147,999

(Cost $25,988,459)		29,671,993

Consumer Staples – 3.8%
Archer-Daniels-Midland Co.	12	752
Church & Dwight Co., Inc.	3,401	316,837
Clorox Co.	2,143	253,302
Coca-Cola Co.	21,840	1,506,742
Colgate-Palmolive Co.	5,544	466,084
Estee Lauder Cos., Inc., Class A	3,644	334,264
General Mills, Inc.	5,942	293,119
Hershey Co.	1,968	361,620
Hormel Foods Corp.	5,150	131,016
Kellanova	3,900	310,050
Kenvue, Inc.	19,911	412,357
Keurig Dr Pepper, Inc.	12,388	360,367
Kimberly-Clark Corp.	3,092	399,301
Kraft Heinz Co.	10,014	280,091
McCormick & Co., Inc.	4,175	293,795
Mondelez International, Inc., Class A	9,020	554,189
PepsiCo, Inc.	8,151	1,211,646
Procter & Gamble Co.	12,553	1,971,323
Sysco Corp.	4,856	390,762
Target Corp.	3,399	326,236
Tyson Foods, Inc., Class A	33	1,874

(Cost $10,584,835)		10,175,727

Financials – 12.4%
Aflac, Inc.	2,489	265,975
Allstate Corp.	1,111	226,033
American Express Co.	2,801	927,915
American International Group, Inc.	2,563	208,423
Ameriprise Financial, Inc.	454	233,724
Aon PLC, Class A	1,022	375,074
Apollo Global Management, Inc.	2,143	291,941
Arch Capital Group Ltd.	1,601	146,539
Ares Management Corp., Class A	343	61,466
Arthur J Gallagher & Co.	1,322	400,235
Bank of America Corp.	31,992	1,623,274
Bank of New York Mellon Corp.	3,809	402,230
Blackrock, Inc.	782	881,423
Block, Inc. *	2,998	238,761
Capital One Financial Corp.	2,847	646,895

See Notes to Financial Statements.

DBX ETF Trust  |  43

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Cboe Global Markets, Inc.	690	162,805
Charles Schwab Corp.	8,737	837,354
Chubb Ltd.	1,840	506,129
Cincinnati Financial Corp.	780	119,808
Citigroup, Inc.	9,163	884,871
Citizens Financial Group, Inc.	1,444	75,492
CME Group, Inc.	1,879	500,772
Coinbase Global, Inc., Class A *	1,094	333,167
Corpay, Inc. *	462	150,460
Everest Group Ltd.	143	48,889
Fidelity National Information Services, Inc.	3,027	211,315
Fifth Third Bancorp	2,501	114,471
Fiserv, Inc. *	2,866	396,024
Global Payments, Inc.	1,650	146,553
Goldman Sachs Group, Inc.	1,540	1,147,685
Hartford Insurance Group, Inc.	1,281	169,489
Huntington Bancshares, Inc.	9,178	163,460
Interactive Brokers Group, Inc., Class A	2,546	158,463
Intercontinental Exchange, Inc.	2,961	522,913
JPMorgan Chase & Co.	13,641	4,111,670
KeyCorp	1,864	36,087
KKR & Co., Inc.	3,540	493,795
M&T Bank Corp.	714	143,985
Markel Group, Inc. *	56	109,707
Marsh & McLennan Cos., Inc.	2,543	523,375
Mastercard, Inc., Class A	3,997	2,379,374
MetLife, Inc.	2,402	195,427
Moody’s Corp.	835	425,650
Morgan Stanley	6,225	936,738
MSCI, Inc.	431	244,687
Nasdaq, Inc.	2,407	228,039
Northern Trust Corp.	1,142	149,922
PayPal Holdings, Inc. *	5,040	353,758
PNC Financial Services Group, Inc.	1,915	397,248
Principal Financial Group, Inc.	1,000	80,510
Progressive Corp.	2,873	709,803
Prudential Financial, Inc.	1,562	171,289
Raymond James Financial, Inc.	990	167,746
Regions Financial Corp.	3,462	94,824
Robinhood Markets, Inc., Class A *	3,975	413,519
Rocket Cos., Inc., Class A (a)	3,458	61,449
S&P Global, Inc.	1,563	857,212
State Street Corp.	1,644	189,011
Synchrony Financial	2,265	172,910
T. Rowe Price Group, Inc.	1,368	147,224
Travelers Cos., Inc.	1,203	326,627
Truist Financial Corp.	6,050	283,261
US Bancorp	7,074	345,423

	Number of Shares	Value $
Visa, Inc., Class A	8,464	2,977,466
W.R. Berkley Corp.	1,489	106,746
Wells Fargo & Co.	15,825	1,300,498
Willis Towers Watson PLC	490	160,127

(Cost $21,710,059)		32,875,135

Health Care – 12.3%
Abbott Laboratories	10,127	1,343,448
AbbVie, Inc.	9,811	2,064,234
Agilent Technologies, Inc.	3,249	408,269
Alnylam Pharmaceuticals, Inc. *	1,334	595,644
Amgen, Inc.	3,382	973,035
Becton Dickinson & Co.	2,611	503,871
Biogen, Inc. *	2,419	319,840
Boston Scientific Corp. *	9,396	991,278
Bristol-Myers Squibb Co.	14,709	693,971
Cardinal Health, Inc.	1,865	277,475
Cencora, Inc.	1,352	394,257
Centene Corp. *	3,175	92,202
Cigna Group	1,181	355,327
CVS Health Corp.	9,438	690,390
Danaher Corp.	4,224	869,384
Dexcom, Inc. *	4,527	341,064
Edwards Lifesciences Corp. *	5,750	467,705
Elevance Health, Inc.	1,145	364,854
Eli Lilly & Co.	4,426	3,242,399
GE HealthCare Technologies, Inc.	4,961	365,775
Gilead Sciences, Inc.	8,081	912,911
HCA Healthcare, Inc.	880	355,485
Humana, Inc.	13	3,948
IDEXX Laboratories, Inc. *	801	518,319
Intuitive Surgical, Inc. *	2,164	1,024,210
IQVIA Holdings, Inc. *	2,082	397,266
Johnson & Johnson	13,202	2,338,998
Labcorp Holdings, Inc.	550	152,895
McKesson Corp.	849	582,957
Medtronic PLC	8,806	817,285
Merck & Co., Inc.	14,960	1,258,435
Mettler-Toledo International, Inc. *	283	368,194
Pfizer, Inc.	36,658	907,652
Quest Diagnostics, Inc.	585	106,259
Regeneron Pharmaceuticals, Inc.	915	531,341
ResMed, Inc.	1,545	424,118
Royalty Pharma PLC, Class A	8,193	294,784
STERIS PLC	1,409	345,290
Stryker Corp.	2,244	878,324
Thermo Fisher Scientific, Inc.	2,365	1,165,283
UnitedHealth Group, Inc.	4,527	1,402,782
Veeva Systems, Inc., Class A *	802	215,898
Vertex Pharmaceuticals, Inc. *	1,730	676,465

See Notes to Financial Statements.

44  |  DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Waters Corp. *	916	276,449
West Pharmaceutical Services, Inc.	1,251	308,934
Zimmer Biomet Holdings, Inc.	3,329	353,207
Zoetis, Inc.	3,593	561,945

(Cost $30,209,832)		32,534,056

Industrials – 4.3%
Automatic Data Processing, Inc.	2,132	648,235
Broadridge Financial Solutions, Inc.	722	184,558
Carrier Global Corp.	3,913	255,128
Cintas Corp.	1,830	384,355
Copart, Inc. *	8,907	434,751
Deere & Co.	1,502	718,917
Delta Air Lines, Inc.	5,193	320,824
Dover Corp.	1,341	239,851
Equifax, Inc.	755	185,956
Expeditors International of Washington, Inc.	2,323	280,014
Fastenal Co.	10,784	535,533
FedEx Corp.	1,750	404,372
Ferguson Enterprises, Inc.	1,873	432,944
Johnson Controls International PLC	3,310	353,806
Old Dominion Freight Line, Inc.	2,235	337,418
Otis Worldwide Corp.	4,004	345,866
PACCAR, Inc.	2,261	226,055
Paychex, Inc.	1,763	245,859
Rollins, Inc.	2,050	115,907
Snap-on, Inc.	845	274,828
Southwest Airlines Co.	5,227	171,968
SS&C Technologies Holdings, Inc.	1,417	125,631
Trane Technologies PLC	571	237,308
TransUnion	1,306	115,450
Uber Technologies, Inc. *	11,859	1,111,781
United Airlines Holdings, Inc. *	2,875	301,875
United Parcel Service, Inc., Class B	5,423	474,187
Verisk Analytics, Inc.	788	211,279
Vertiv Holdings Co., Class A	3,391	432,522
W.W. Grainger, Inc.	281	284,793
Waste Management, Inc.	2,868	649,287
Westinghouse Air Brake Technologies Corp.	1,366	264,321

(Cost $9,494,360)		11,305,579

Information Technology – 38.6%
Accenture PLC, Class A	3,430	891,697
Adobe, Inc. *	2,160	770,472
Advanced Micro Devices, Inc. *	9,391	1,527,258
Amdocs Ltd.	680	58,188
Analog Devices, Inc.	3,346	840,883

	Number of Shares	Value $
Apple, Inc.	92,714	21,522,628
Applied Materials, Inc.	4,974	799,620
AppLovin Corp., Class A *	1,341	641,789
Arista Networks, Inc. *	7,150	976,333
ARM Holdings PLC, ADR *	2,015	278,695
Atlassian Corp., Class A *	863	153,424
Autodesk, Inc. *	1,176	370,087
Broadcom, Inc.	23,309	6,931,864
Cadence Design Systems, Inc. *	1,471	515,483
CDW Corp.	729	120,110
Cisco Systems, Inc.	22,408	1,548,169
Cloudflare, Inc., Class A *	1,626	339,362
Cognizant Technology Solutions Corp., Class A	2,685	193,991
Corning, Inc.	7,654	513,048
Crowdstrike Holdings, Inc., Class A *	1,235	523,270
Datadog, Inc., Class A *	1,675	228,939
Fair Isaac Corp. *	124	188,683
Fortinet, Inc. *	3,307	260,492
Gartner, Inc. *	417	104,746
Gen Digital, Inc.	3,210	96,942
GLOBALFOUNDRIES, Inc. *	4,312	143,978
HP, Inc.	4,700	134,138
HubSpot, Inc. *	267	129,006
Intel Corp. *	29,980	730,013
Intuit, Inc.	1,369	913,123
Keysight Technologies, Inc. *	2,106	344,184
KLA Corp.	884	770,848
Lam Research Corp.	8,454	846,668
Marvell Technology, Inc.	6,964	437,792
Microchip Technology, Inc.	5,257	341,705
Micron Technology, Inc.	7,235	861,037
Microsoft Corp.	45,965	23,290,006
MongoDB, Inc. *	596	188,104
Monolithic Power Systems, Inc.	523	437,102
Motorola Solutions, Inc.	1,352	638,766
NetApp, Inc.	3,042	343,107
NVIDIA Corp.	121,527	21,167,573
ON Semiconductor Corp. *	5,153	255,537
Oracle Corp.	8,171	1,847,708
Palo Alto Networks, Inc. *	3,439	655,198
QUALCOMM, Inc.	6,779	1,089,589
Salesforce, Inc.	4,652	1,192,075
Seagate Technology Holdings PLC	2,367	396,236
ServiceNow, Inc. *	1,034	948,654
Snowflake, Inc. *	1,644	392,357
Strategy, Inc. *	1,359	454,463
Super Micro Computer, Inc. *	6,922	287,540
Synopsys, Inc. *	820	494,886
TE Connectivity PLC	2,708	559,202

See Notes to Financial Statements.

DBX ETF Trust  |  45

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2025

	Number of Shares	Value $
Texas Instruments, Inc.	5,438	1,101,086
VeriSign, Inc.	490	133,951
Workday, Inc., Class A *	1,118	258,057
Zoom Communications, Inc. *	1,647	134,099
Zscaler, Inc. *	519	143,789

(Cost $64,444,830)		102,457,750

Materials – 1.6%
Corteva, Inc.	6,018	446,475
CRH PLC	4,833	545,887
Ecolab, Inc.	2,037	564,331
International Flavors & Fragrances, Inc.	3,710	250,462
International Paper Co.	3,473	172,539
Martin Marietta Materials, Inc.	588	362,443
Nucor Corp.	741	110,209
Packaging Corp. of America	1,405	306,234
PPG Industries, Inc.	2,356	262,058
Sherwin-Williams Co.	1,702	622,643
Southern Copper Corp.	2,612	250,987
Vulcan Materials Co.	1,328	386,660

(Cost $3,379,420)		4,280,928

Real Estate – 3.5%
American Tower Corp. REIT	3,295	671,686
AvalonBay Communities, Inc. REIT	1,833	358,993
CBRE Group, Inc., Class A *	1,564	253,556
CoStar Group, Inc. *	2,220	198,668
Crown Castle, Inc. REIT	4,306	426,897
Digital Realty Trust, Inc. REIT	2,939	492,694
Equinix, Inc. REIT	772	606,939
Equity Residential REIT	5,132	339,328
Essex Property Trust, Inc. REIT	1,109	299,663
Extra Space Storage, Inc. REIT	2,521	361,965
Invitation Homes, Inc. REIT	9,866	308,707
Iron Mountain, Inc. REIT	3,692	340,882
Mid-America Apartment Communities, Inc. REIT	2,075	302,577
Prologis, Inc. REIT	6,628	754,134
Public Storage REIT	1,557	458,677
Realty Income Corp. REIT	8,307	488,119
SBA Communications Corp. REIT	1,498	306,865

	Number of Shares	Value $
Simon Property Group, Inc. REIT	2,973	537,102
Ventas, Inc. REIT	5,781	393,570
VICI Properties, Inc. REIT	12,025	406,205
Welltower, Inc. REIT	4,669	785,699
Weyerhaeuser Co. REIT	10,113	261,623

(Cost $8,456,826)		9,354,549

Utilities – 1.2%
American Water Works Co., Inc.	10,363	1,487,194
Edison International	27,446	1,540,544

(Cost $3,148,296)		3,027,738

TOTAL COMMON STOCKS

(Cost $194,804,212)		264,315,752

EXCHANGE-TRADED FUNDS – 0.1%
iShares Paris-Aligned Climate MSCI USA ETF	300	20,754
Vanguard Mid-Cap ETF	100	28,993
Xtrackers MSCI USA Climate Action Equity ETF (b)	7,500	300,332

(Cost $271,807)		350,079

SECURITIES LENDING COLLATERAL – 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (c)(d)

(Cost $62,050)	62,050	62,050

CASH EQUIVALENTS – 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.25% (c)

(Cost $360,132)	360,132	360,132

TOTAL INVESTMENTS – 99.9%

(Cost $195,498,201)		265,088,013

Other assets and liabilities,net – 0.1%		187,232

NET ASSETS – 100.0%		265,275,245

See Notes to Financial Statements.

46  |  DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2025

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
EXCHANGE-TRADED FUNDS – 0.1%
Xtrackers MSCI USA Climate Action Equity ETF (b)
307,443	337,432	(404,687)		27,313	32,831	5,942	—	7,500	300,332
SECURITIES LENDING COLLATERAL – 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (c)(d)
512,450	—	(450,400	) (e)	—	—	5,002	—	62,050	62,050
CASH EQUIVALENTS – 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.25% (c)
307,334	3,584,770	(3,531,972)		—	—	18,945	—	360,132	360,132
1,127,227	3,922,202	(4,387,059)		27,313	32,831	29,889	—	429,682	722,514

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $60,418, which is 0.0% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2025.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust

At August 31, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)
Micro E-Mini S&P 500 Index	USD	15	469,965	485,456	9/19/2025	15,491

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD  U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust  |  47

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

August 31, 2025

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$264,315,752	$—	$—	$264,315,752
Exchange-Traded Funds	350,079	—	—	350,079
Short-Term Investments (a)	422,182	—	—	422,182
Derivatives (b)
Futures Contracts	15,491	—	—	15,491
TOTAL	$265,103,504	$—	$—	$265,103,504

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

48  |  DBX ETF Trust

Schedule of Investments

Xtrackers RREEF Global Natural Resources ETF

August 31, 2025

	Number of Shares	Value $
COMMON STOCKS – 99.4%

Australia – 0.4%
Woodside Energy Group Ltd.

(Cost $143,449)	8,151	140,893

Brazil – 3.7%
Suzano SA, ADR	40,591	394,951
Vale SA	65,558	671,027
Vale SA, ADR	8,757	90,022

(Cost $1,152,583)		1,156,000

Canada – 16.9%
ARC Resources Ltd.	8,174	157,354
Capstone Copper Corp. *	63,882	456,915
Cenovus Energy, Inc.	27,963	465,184
Franco-Nevada Corp.	2,818	531,252
Ivanhoe Mines Ltd., Class A *	42,873	379,095
Kinross Gold Corp.	24,603	514,478
Nexgen Energy Ltd. *	29,927	235,632
Nutrien Ltd.	20,876	1,203,493
Suncor Energy, Inc.	16,863	697,267
Teck Resources Ltd., Class B	17,105	585,054
West Fraser Timber Co. Ltd.	1,601	116,657

(Cost $4,958,403)		5,342,381

Chile – 2.1%
Antofagasta PLC

(Cost $529,693)	22,782	660,223

Finland – 5.4%
Stora Enso OYJ, Class R	53,184	621,150
UPM-Kymmene OYJ	37,611	1,071,097

(Cost $1,851,803)		1,692,247

France – 2.7%
TotalEnergies SE

(Cost $807,818)	13,619	852,846

India – 2.6%
Reliance Industries Ltd., GDR, 144A

(Cost $960,122)	13,889	834,729

Ireland – 3.1%
Smurfit WestRock PLC

(Cost $969,436)	20,818	985,940

Portugal – 1.8%
Galp Energia SGPS SA

(Cost $552,778)	28,928	562,080

Singapore – 0.6%
Wilmar International Ltd.

(Cost $188,989)	82,259	189,138

South Africa – 3.9%
Gold Fields Ltd., ADR	21,225	710,613

	Number of Shares	Value $
Gold Fields Ltd.	16,192	530,507

(Cost $694,785)		1,241,120

Switzerland – 4.5%
Amcor PLC	62,175	536,570
Glencore PLC *	144,103	568,885
SIG Group AG *	20,893	331,287

(Cost $1,699,479)		1,436,742

United Kingdom – 16.6%
Anglogold Ashanti PLC	12,488	707,570
BP PLC	62,202	363,128
Mondi PLC	45,402	638,860
Rio Tinto PLC	22,141	1,388,590
Shell PLC	58,000	2,134,551

(Cost $4,964,854)		5,232,699

United States – 35.1%
Baker Hughes Co.	6,713	304,770
Bunge Global SA	7,106	598,467
CF Industries Holdings, Inc.	1,347	116,691
Chevron Corp.	2,106	338,224
Commercial Metals Co.	4,766	274,855
ConocoPhillips	4,866	481,588
Corteva, Inc.	10,704	794,130
Darling Ingredients, Inc. *	21,604	733,672
Diamondback Energy, Inc.	1,678	249,619
Expand Energy Corp.	3,264	315,890
Exxon Mobil Corp.	14,096	1,611,032
Freeport-McMoRan, Inc.	10,985	487,734
Graphic Packaging Holding Co.	4,841	107,809
Gulfport Energy Corp. *	928	161,500
HF Sinclair Corp.	3,674	186,933
Ingredion, Inc.	3,188	412,973
International Paper Co.	3,318	162,949
Mosaic Co.	14,183	473,712
Newmont Corp.	20,948	1,558,531
Ovintiv, Inc.	3,688	155,338
Packaging Corp. of America	10	2,180
Steel Dynamics, Inc.	9,840	1,288,253
Weyerhaeuser Co. REIT	10,926	282,656

(Cost $10,162,995)		11,099,506

TOTAL COMMON STOCKS

(Cost $29,637,187)		31,426,544

CASH EQUIVALENTS – 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.24% (a)

(Cost $19,357)	19,357	19,357

See Notes to Financial Statements.

DBX ETF Trust  |  49

Schedule of Investments

Xtrackers RREEF Global Natural Resources ETF (Continued)

August 31, 2025

	Number of Shares	Value $
TOTAL INVESTMENTS – 99.5%

(Cost $29,656,544)		31,445,901

Other assets and liabilities, net – 0.5%		170,570

NET ASSETS – 100.0%		31,616,471

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2025	Value ($) at 8/31/2025
SECURITIES LENDING COLLATERAL – 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (a)(b)
—	—	—	—	—	730	—	—	—

CASH EQUIVALENTS – 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.24% (a)
—	11,412,871	(11,393,514)	—	—	6,915	—	19,357	19,357
—	11,412,871	(11,393,514)	—	—	7,645	—	19,357	19,357

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$31,426,544	$—	$—	$31,426,544
Short-Term Investments (a)	19,357	—	—	19,357
TOTAL	$31,445,901	$—	$—	$31,445,901

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

50  |  DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2025

	Xtrackers
	Emerging
	Markets		Xtrackers MSCI
	Carbon		Emerging	Xtrackers MSCI
	Reduction	Xtrackers MSCI	Markets	USA Climate
	and Climate	EAFE Selection	Climate	Action Equity
	Improvers ETF	Equity ETF	Selection ETF	ETF

Assets
Investment in non-affiliated securities at value	$40,213,743	$60,840,987	$473,811,578	$3,065,617,743
Investment in affiliated securities at value	23,639	—	—	—
Investment in DWS Government Money Market Series	179,718	11,991	4,591,293	17,078,016
Investment in DWS Government & Agency Securities Portfolio*	525	313,277	104,738	—
Cash	—	—	23,730	—
Foreign currency at value	80,522	32,586	809,491	—
Deposit with broker for futures contracts	10,216	16,463	231,994	1,374,756
Foreign tax receivable	—	—	157,836	—
Receivables:
Capital shares	—	—	—	2,003,038
Variation margin on futures contracts	48,382	45,757	39,170	6,871
Dividends	40,232	95,999	1,127,654	3,167,522
Interest	595	132	13,999	57,531
Affiliated securities lending income	2	17	15	4
Foreign tax reclaim	2,535	113,610	—	—
Total assets	$40,600,109	$61,470,819	$480,911,498	$3,089,305,481

Liabilities
Payable upon return of securities loaned	$525	$313,277	$104,738	$—
Payables:
Investment securities purchased	327	26,045	—	2,439,994
Investment advisory fees	5,114	7,086	66,040	180,026
Deferred foreign tax	83,845	—	—	—
Total liabilities	89,811	346,408	170,778	2,620,020
Net Assets, at value	$40,510,298	$61,124,411	$480,740,720	$3,086,685,461

Net Assets Consist of
Paid-in capital	$119,399,018	$52,420,303	$462,268,290	$2,491,082,670
Distributable earnings (loss)	(78,888,720)	8,704,108	18,472,430	595,602,791
Net Assets, at value	$40,510,298	$61,124,411	$480,740,720	$3,086,685,461
Number of Common Shares outstanding	1,200,001	1,800,001	15,300,001	77,050,001
Net Asset Value	$33.76	$33.96	$31.42	$40.06

Investment in non-affiliated securities at cost	$40,328,374	$48,164,105	$447,746,125	$2,451,970,391
Investment in affiliated securities at cost	$23,482	$–	$—	$—
Value of securities loaned	$510	$303,144	$101,745	$1,231,956
Investment in DWS Government Money Market Series at cost	$179,718	$11,991	$4,591,293	$17,078,016
Investment in DWS Government & Agency Securities Portfolio at cost*	$525	$313,277	$104,738	$—
Non-cash collateral for securities on loan	$—	$—	$—	$1,264,878
Foreign currency at cost	$81,734	$28,579	$806,024	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust  |  51

Statements of Assets and Liabilities (Continued)

August 31, 2025

		Xtrackers Net	Xtrackers
	Xtrackers MSCI	Zero Pathway	RREEF Global
	USA Selection	Paris Aligned	Natural
	Equity ETF	US Equity ETF	Resources ETF

Assets
Investment in non-affiliated securities at value	$573,539,199	$264,365,499	$31,426,544
Investment in affiliated securities at value	929,760	300,332	—
Investment in DWS Government Money Market Series	2,035,890	360,132	19,357
Investment in DWS Government & Agency Securities Portfolio*	—	62,050	—
Foreign currency at value	—	—	194,828
Deposit with broker for futures contracts	184,782	35,192	—
Receivables:
Investment securities sold	—	—	1,034,478
Variation margin on futures contracts	4,152	44,573	—
Dividends	530,703	189,537	145,402
Interest	6,763	1,313	456
Affiliated securities lending income	—	237	252
Foreign tax reclaim	388	—	23,733
Total assets	$577,231,637	$265,358,865	$32,845,050

Liabilities
Payable upon return of securities loaned	$—	$62,050	$—
Payables:
Investment securities purchased	—	—	1,216,909
Investment advisory fees	43,507	21,570	11,670
Total liabilities	43,507	83,620	1,228,579
Net Assets, at value	$577,188,130	$265,275,245	$31,616,471

Net Assets Consist of
Paid-in capital	$551,388,972	$202,073,758	$30,863,700
Distributable earnings (loss)	25,799,158	63,201,487	752,771
Net Assets, at value	$577,188,130	$265,275,245	$31,616,471
Number of Common Shares outstanding	9,750,001	6,500,001	1,175,001
Net Asset Value	$59.20	$40.81	$26.91

Investment in non-affiliated securities at cost	$471,340,142	$194,839,547	$29,637,187
Investment in affiliated securities at cost	$786,824	$236,472	$—
Value of securities loaned	$—	$60,418	$—
Investment in DWS Government Money Market Series at cost	$2,035,890	$360,132	$19,357
Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$62,050	$—
Foreign currency at cost	$—	$—	$193,382

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

52  |  DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2025

	Xtrackers
	Emerging
	Markets		Xtrackers MSCI
	Carbon		Emerging	Xtrackers MSCI
	Reduction	Xtrackers MSCI	Markets	USA Climate
	and Climate	EAFE Selection	Climate	Action Equity
	Improvers ETF	Equity ETF	Selection ETF	ETF

Investment Income
Unaffiliated dividend income*	$1,027,453	$1,536,912	$9,216,250	$35,437,719
Income distributions from affiliated funds	39,846	2,549	131,392	381,750
Affiliated securities lending income	986	1,996	63	68
Total investment income	1,068,285	1,541,457	9,347,705	35,819,537

Expenses
Investment advisory fees	80,251	76,422	446,465	1,893,243
Other expenses	58	58	58	58
Total expenses	80,309	76,480	446,523	1,893,301
Less fees waived (see note 3):
Waiver	(842)	(71)	(5,028)	(10,017)
Net expenses	79,467	76,409	441,495	1,883,284
Net investment income (loss)	988,818	1,465,048	8,906,210	33,936,253

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	3,045,292	(1,046,451)	(8,413,006)	(26,994,615)
Investments in affiliates	(70)	—	—	—
In-kind redemptions	(782,309)	666,612	16,075,699	246,697,752
Futures contracts	(2,625)	(3,766)	257,847	182,607
Foreign currency transactions	(27,175)	2,223	(1,908,504)	—
Net realized gain (loss)	2,233,113	(381,382)	6,012,036	219,885,744
Net change in unrealized appreciation (depreciation) on:
Investments***	5,551,081	2,902,326	24,037,862	136,483,972
Investments in affiliates	157	—	—	—
Futures contracts	(18,730)	1,725	124,134	788,355
Foreign currency translations	(1,790)	5,844	(13,288)	—
Net change in unrealized appreciation (depreciation)	5,530,718	2,909,895	24,148,708	137,272,327
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	7,763,831	2,528,513	30,160,744	357,158,071
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,752,649	$3,993,561	$39,066,954	$391,094,324

* Unaffiliated foreign tax withheld	$143,222	$183,653	$1,622,723	$3,852
** Including foreign taxes	$432,518	$—	$640,595	$—
*** Including change in deferred foreign taxes	$796,535	$—	$369,259	$—

See Notes to Financial Statements.

DBX ETF Trust  |  53

Statements of Operations (Continued)

For the Year Ended August 31, 2025

		Xtrackers Net	Xtrackers
	Xtrackers MSCI	Zero Pathway	RREEF Global
	USA Selection	Paris Aligned	Natural
	Equity ETF	US Equity ETF	Resources ETF

Investment Income
Unaffiliated dividend income*	$8,549,913	$2,973,987	$889,803
Affiliated dividend income	5,267	5,942	—
Income distributions from affiliated funds	130,415	18,945	6,915
Affiliated securities lending income	125	5,002	730
Total investment income	8,685,720	3,003,876	897,448

Expenses
Investment advisory fees	646,194	234,393	133,618
Other expenses	58	58	44
Total expenses	646,252	234,451	133,662
Less fees waived (see note 3):
Waiver	(3,552)	(771)	(180)
Net expenses	642,700	233,680	133,482
Net investment income (loss)	8,043,020	2,770,196	763,966

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,870,016)	(4,923,674)	(1,194,914)
Investments in affiliates	(8,661)	27,313	—
In-kind redemptions	197,053,718	13,748,234	—
Futures contracts	59,418	29,362	—
Foreign currency transactions	(42)	—	25,804
Net realized gain (loss)	192,234,417	8,881,235	(1,169,110)
Net change in unrealized appreciation (depreciation) on:
Investments	(100,526,019)	15,800,819	1,341,849
Investments in affiliates	142,936	32,831	—
Futures contracts	50,738	9,379	—
Foreign currency translations	—	—	107
Net change in unrealized appreciation (depreciation)	(100,332,345)	15,843,029	1,341,956
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	91,902,072	24,724,264	172,846
Net Increase (Decrease) in Net Assets Resulting from Operations	$99,945,092	$27,494,460	$936,812

* Unaffiliated foreign tax withheld	$5,838	$—	$51,698

See Notes to Financial Statements.

54  |  DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Emerging Markets
	Carbon Reduction and Climate		Xtrackers MSCI EAFE Selection
	Improvers ETF		Equity ETF

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$988,818	$7,665,264	$1,465,048	$1,225,950
Net realized gain (loss)	2,233,113	(32,238,810)	(381,382)	(5,235)
Net change in net unrealized appreciation (depreciation)	5,530,718	83,350,970	2,909,895	7,820,147
Net increase (decrease) in net assets resulting from operations	8,752,649	58,777,424	3,993,561	9,040,862
Distributions to Shareholders from:
Distributions	(3,345,746)	(8,720,560)	(1,570,538)	(1,250,289)
Return of capital	(169,020)	—	—	—
Total distributions	(3,514,766)	(8,720,560)	(1,570,538)	(1,250,289)
Fund Shares Transactions
Proceeds from shares sold	1,675,956	329,006,403	6,452,560	4,517,522
Value of shares redeemed	(60,666,445)	(777,045,199)	(1,658,296)	(1,584,526)
Net increase (decrease) in net assets resulting from fund share transactions	(58,990,489)	(448,038,796)	4,794,264	2,932,996
Total net increase (decrease) in Net Assets	(53,752,606)	(397,981,932)	7,217,287	10,723,569
Net Assets
Beginning of year	94,262,904	492,244,836	53,907,124	43,183,555
End of year	$40,510,298	$94,262,904	$61,124,411	$53,907,124

Changes in Shares Outstanding
Shares outstanding, beginning of year	3,100,001	18,400,001	1,650,001	1,550,001
Shares sold	50,000	12,150,000	200,000	150,000
Shares redeemed	(1,950,000)	(27,450,000)	(50,000)	(50,000)
Shares outstanding, end of year	1,200,001	3,100,001	1,800,001	1,650,001

See Notes to Financial Statements.

DBX ETF Trust  |  55

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging		Xtrackers MSCI USA Climate
	Markets Climate Selection ETF		Action Equity ETF

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$8,906,210	$596,277	$33,936,253	$28,577,351
Net realized gain (loss)	6,012,036	(782,685)	219,885,744	231,222,329
Net change in net unrealized appreciation (depreciation)	24,148,708	3,802,076	137,272,327	253,783,232
Net increase (decrease) in net assets resulting from operations	39,066,954	3,615,668	391,094,324	513,582,912
Distributions to Shareholders	(3,140,042)	(586,531)	(32,457,861)	(32,682,806)
Fund Shares Transactions
Proceeds from shares sold	987,754,402	—	1,325,311,114	575,108,072
Value of shares redeemed	(570,956,735)	—	(809,711,469)	(1,118,683,278)
Net increase (decrease) in net assets resulting from fund share transactions	416,797,667	—	515,599,645	(543,575,206)
Total net increase (decrease) in Net Assets	452,724,579	3,029,137	874,236,108	(62,675,100)
Net Assets
Beginning of year	28,016,141	24,987,004	2,212,449,353	2,275,124,453
End of year	$480,740,720	$28,016,141	$3,086,685,461	$2,212,449,353

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,050,001	1,050,001	62,600,001	81,100,001
Shares sold	34,050,000	—	35,950,000	19,000,000
Shares redeemed	(19,800,000)	—	(21,500,000)	(37,500,000)
Shares outstanding, end of year	15,300,001	1,050,001	77,050,001	62,600,001

See Notes to Financial Statements.

56  |  DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI USA Selection		Xtrackers Net Zero Pathway Paris
	Equity ETF		Aligned US Equity ETF

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$8,043,020	$13,754,946	$2,770,196	$2,267,724
Net realized gain (loss)	192,234,417	139,225,130	8,881,235	5,508,144
Net change in net unrealized appreciation (depreciation)	(100,332,345)	91,051,668	15,843,029	37,350,208
Net increase (decrease) in net assets resulting from operations	99,945,092	244,031,744	27,494,460	45,126,076
Distributions to Shareholders	(9,435,139)	(14,649,602)	(2,730,593)	(2,136,306)
Fund Shares Transactions
Proceeds from shares sold	113,633,134	189,393,361	48,566,788	45,647,060
Value of shares redeemed	(671,622,989)	(656,999,562)	(29,732,770)	(14,855,434)
Net increase (decrease) in net assets resulting from fund share transactions	(557,989,855)	(467,606,201)	18,834,018	30,791,626
Total net increase (decrease) in Net Assets	(467,479,902)	(238,224,059)	43,597,885	73,781,396
Net Assets
Beginning of year	1,044,668,032	1,282,892,091	221,677,360	147,895,964
End of year	$577,188,130	$1,044,668,032	$265,275,245	$221,677,360

Changes in Shares Outstanding
Shares outstanding, beginning of year	20,000,001	30,650,001	6,050,001	5,100,001
Shares sold	2,125,000	4,050,000	1,250,000	1,400,000
Shares redeemed	(12,375,000)	(14,700,000)	(800,000)	(450,000)
Shares outstanding, end of year	9,750,001	20,000,001	6,500,001	6,050,001

See Notes to Financial Statements.

DBX ETF Trust  |  57

Statements of Changes in Net Assets (Continued)

	Xtrackers RREEF Global Natural
	Resources ETF

		For the Period
		February 27,
	Year Ended	2024(1) to
	August 31, 2025	August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$763,966	$197,174
Net realized gain (loss)	(1,169,110)	222,505
Net change in net unrealized appreciation (depreciation)	1,341,956	450,250
Net increase (decrease) in net assets resulting from operations	936,812	869,929
Distributions to Shareholders	(936,245)	(117,725)
Fund Shares Transactions
Proceeds from shares sold	676,313	30,187,362
Value of shares redeemed	—	—
Net increase (decrease) in net assets resulting from fund share transactions	676,313	30,187,362
Total net increase (decrease) in Net Assets	676,880	30,939,566
Net Assets
Beginning of period	30,939,591	25
End of period	$31,616,471	$30,939,591

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,150,001	1
Shares sold	25,000	1,150,000
Shares redeemed	—	—
Shares outstanding, end of period	1,175,001	1,150,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

58  |  DBX ETF Trust

Financial Highlights

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

		Years Ended August 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$30.41	$26.75	$26.93	$34.69	$27.90
Income (loss) from investment operations:
Net investment income (loss)(a)	0.58	0.47	0.60	0.70	0.57
Net realized and unrealized gain (loss)	5.23	3.48	(0.08)	(7.88)	6.86
Total from investment operations	5.81	3.95	0.52	(7.18)	7.43
Less distributions from:
Net investment income	(2.34)	(0.29)	(0.70)	(0.58)	(0.64)
Return of capital	(0.12)	–	–	–	–
Total from distributions	(2.46)	(0.29)	(0.70)	(0.58)	(0.64)
Net Asset Value, end of year	$33.76	$30.41	$26.75	$26.93	$34.69
Total Return (%)(b)	20.43	14.88	2.01	(20.81)	26.80

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	41	94	492	493	496
Ratio of expenses before fee waiver (%)	0.15	0.15	0.15	0.15	0.16
Ratio of expenses after fee waiver (%)	0.15	0.15	0.15	0.15	0.16
Ratio of net investment income (loss) (%)	1.85	1.70	2.30	2.30	1.97
Portfolio turnover rate (%)(c)	17	79	16	33	17

(a)	Based on average shares outstanding during the period.

(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |  59

Financial Highlights (Continued)

Xtrackers MSCI EAFE Selection Equity ETF

		Years Ended August 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$32.67	$27.86	$24.26	$31.79	$25.96
Income (loss) from investment operations:
Net investment income (loss)(a)	0.85	0.77	0.78	0.85	0.72
Net realized and unrealized gain (loss)	1.34	4.82	3.51	(7.57)	5.80
Total from investment operations	2.19	5.59	4.29	(6.72)	6.52
Less distributions from:
Net investment income	(0.90)	(0.78)	(0.69)	(0.81)	(0.69)
Total from distributions	(0.90)	(0.78)	(0.69)	(0.81)	(0.69)
Net Asset Value, end of year	$33.96	$32.67	$27.86	$24.26	$31.79
Total Return (%)(b)	6.97	20.32	17.79	(21.40)	25.28

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	61	54	43	29	19
Ratio of expenses before fee waiver (%)	0.14	0.14	0.14	0.14	0.14
Ratio of expenses after fee waiver (%)	0.14	0.14	0.14	0.14	0.14
Ratio of net investment income (loss) (%)	2.68	2.59	2.92	3.04	2.45
Portfolio turnover rate (%)(c)	11	12	25	22	22

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

60  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets Climate Selection ETF

		Years Ended August 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$26.68	$23.80	$24.39	$33.60	$28.57
Income (loss) from investment operations:
Net investment income (loss)(a)	0.87	0.57	0.53	0.64	0.49
Net realized and unrealized gain (loss)	4.12	2.87	(0.65)	(9.14)	4.77
Total from investment operations	4.99	3.44	(0.12)	(8.50)	5.26
Less distributions from:
Net investment income	(0.25)	(0.56)	(0.47)	(0.71)	(0.23)
Total from distributions	(0.25)	(0.56)	(0.47)	(0.71)	(0.23)
Net Asset Value, end of year	$31.42	$26.68	$23.80	$24.39	$33.60
Total Return (%)(b)	18.80	14.74	(0.51)	(25.55)	18.43

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	481	28	25	23	25
Ratio of expenses before fee waiver (%)	0.15	0.20	0.20	0.20	0.20
Ratio of expenses after fee waiver (%)	0.15	0.20	0.20	0.20	0.20
Ratio of net investment income (loss) (%)	3.01	2.33	2.21	2.22	1.48
Portfolio turnover rate (%)(c)	171	14	23	24	26

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

DBX ETF Trust  |  61

Financial Highlights (Continued)

Xtrackers MSCI USA Climate Action Equity ETF

	Years Ended August 31,		Period Ended
	2025	2024	8/31/2023(a)

Selected Per Share Data
Net Asset Value, beginning of period	$35.34	$28.05	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.47	0.42	0.17
Net realized and unrealized gain (loss)	4.72	7.32	2.96
Total from investment operations	5.19	7.74	3.13
Less distributions from:
Net investment income	(0.47)	(0.41)	(0.08)
Net realized gains	–	(0.04)	–
Total from distributions	(0.47)	(0.45)	(0.08)
Net Asset Value, end of period	$40.06	$35.34	$28.05
Total Return (%)(c)	14.82	27.85	12.55	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3,087	2,212	2,275
Ratio of expenses before fee waiver (%)	0.07	0.07	0.07	*
Ratio of expenses after fee waiver (%)	0.07	0.07	0.07	*
Ratio of net investment income (loss) (%)	1.25	1.36	1.57	*
Portfolio turnover rate (%)(d)	12	20	7	**

(a)	For the period April 4, 2023 (commencement of operations) through August 31, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

62  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI USA Selection Equity ETF

		Years Ended August 31,

	2025	2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of year	$52.23	$41.86	$35.87	$41.89	$31.84
Income (loss) from investment operations:
Net investment income (loss)(a)	0.61	0.58	0.57	0.53	0.50
Net realized and unrealized gain (loss)	7.00	10.41	6.04	(6.04)	10.05
Total from investment operations	7.61	10.99	6.61	(5.51)	10.55
Less distributions from:
Net investment income	(0.64)	(0.62)	(0.62)	(0.51)	(0.50)
Total from distributions	(0.64)	(0.62)	(0.62)	(0.51)	(0.50)
Net Asset Value, end of year	$59.20	$52.23	$41.86	$35.87	$41.89
Total Return (%)(b)	14.70	26.52	18.68	(13.29)	33.48

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	577	1,045	1,283	3,060	3,889
Ratio of expenses before fee waiver (%)	0.09	0.10	0.10	0.10	0.10
Ratio of expenses after fee waiver (%)	0.09	0.09	0.09	0.09	0.09
Ratio of net investment income (loss) (%)	1.12	1.26	1.56	1.32	1.39
Portfolio turnover rate (%)(c)	2	7	6	6	12

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

	Years Ended August 31,				Period Ended
	2025	2024	2023		8/31/2022(a)

Selected Per Share Data
Net Asset Value, beginning of period	$36.64	$29.00	$25.21		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.44	0.41	0.39		0.07
Net realized and unrealized gain (loss)	4.17	7.62	3.74		0.14
Total from investment operations	4.61	8.03	4.13		0.21
Less distributions from:
Net investment income	(0.44)	(0.39)	(0.34)		–
Net realized gains	–	–	(0.00	)(c)	–
Total from distributions	(0.44)	(0.39)	(0.34)		–
Net Asset Value, end of period	$40.81	$36.64	$29.00		$25.21
Total Return (%)(d)	12.71	27.94	16.60		0.84	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	265	222	148		76
Ratio of expenses before fee waiver (%)	0.10	0.10	0.10		0.10	*
Ratio of expenses after fee waiver (%)	0.10	0.10	0.10		0.10	*
Ratio of net investment income (loss) (%)	1.18	1.28	1.49		1.50	*
Portfolio turnover rate (%)(e)	12	11	8		11	**

(a)	For the period June 28, 2022 (commencement of operations) through August 31, 2022.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers RREEF Global Natural Resources ETF

	Year Ended	Period Ended
	8/31/2025	8/31/2024(a)

Selected Per Share Data
Net Asset Value, beginning of period	$26.90	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.65	0.46
Net realized and unrealized gain (loss)	0.16	1.72
Total from investment operations	0.81	2.18
Less distributions from:
Net investment income	(0.57)	(0.28)
Net realized gains	(0.23)	–
Total from distributions	(0.80)	(0.28)
Net Asset Value, end of period	$26.91	$26.90
Total Return (%)(c)	3.23	8.75	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	32	31
Ratio of expenses before fee waiver (%)	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.45	0.45	*
Ratio of net investment income (loss) (%)	2.57	3.41	*
Portfolio turnover rate (%)(d)	143	49	**

(a)	For the period February 27, 2024 (commencement of operations) through August 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

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Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2025, the Trust consists of forty one investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Xtrackers MSCI EAFE Selection Equity ETF

Xtrackers MSCI Emerging Markets Climate Selection ETF

Xtrackers MSCI USA Climate Action Equity ETF

Xtrackers MSCI USA Selection Equity ETF

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Xtrackers RREEF Global Natural Resources ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”). RREEF America L.L.C. (“RREEF”) an affiliate of the Advisor serves as the Sub-Advisor to the Xtrackers RREEF Global Natural Resources ETF.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), except Xtrackers RREEF Global Natural Resources ETF which offers shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares except for Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF which lots consists of 25,000 shares and Xtrackers RREEF Global Natural Resources ETF which lots consists of 10,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each of the following Funds is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR
Xtrackers MSCI EAFE Selection Equity ETF (formerly Xtrackers MSCI EAFE ESG Leaders Equity ETF)*	MSCI EAFE Selection Index (formerly MSCI EAFE ESG Leaders Index)*
Xtrackers MSCI Emerging Markets Climate Selection ETF (formerly Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF)**	MSCI Global Climate 500 Emerging Markets Selection Index (formerly MSCI Emerging Markets ESG Leaders Index)**
Xtrackers MSCI USA Climate Action Equity ETF	MSCI USA Climate Action Index
Xtrackers MSCI USA Selection Equity ETF (formerly Xtrackers MSCI USA ESG Leaders Equity ETF)*	MSCI USA Selection Index (formerly MSCI USA ESG Leaders Index)*
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Solactive ISS ESG United States Net Zero Pathway Enhanced Index

* Effective February 3, 2025, MSCI Inc. (the Index Provider) changed the name of the Fund’s Underlying Index. At such time, the Fund also changed its name. There was no change to the index methodology of the Fund’s Underlying Index and no changes in the investment policies of the Fund. The Fund will continue to seek investment results that correspond generally to the performance, before fees and expenses, of its Underlying Index. The Fund’s ticker symbol remains the same.

** Effective November 5, 2024, the Fund’s ticker symbol changed from EMSG to EMCS. At that time, the Fund also changed its investment objective of seeking investments results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index, to seeking investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the MSCI Global Climate 500 Emerging Markets Selection Index.

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The Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “EMCR Index”) is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The EMCR Index is then weighted in such a manner seeking to align its constituents companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI EAFE Selection Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. Under normal circumstances, the annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI Global Climate 500 Emerging Markets Selection Index is comprised of large and mid-capitalization companies in emerging markets that meet certain environmental, social and governance (“ESG”) criteria as defined by the index provider. Under normal circumstances, the Underlying Index is rebalanced on a semi-annual basis as of the close of business of the last business day of May and November, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI USA Climate Action Index is comprised of large and mid-capitalization companies in the United States that the

Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition. Under normal circumstances, the Underlying Index is rebalanced on a semi-annual basis, and reviewed and reweighted on an ongoing basis. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

The MSCI USA Selection Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies in the U.S. market. Under normal circumstances, the annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The Solactive ISS ESG United States Net Zero Pathway Enhanced Index is comprised of large and mid-capitalization companies in the United States that meet certain ESG criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers RREEF Global Resources ETF “NRES” seeks total return from both capital appreciation and current income. NRES is an actively-managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specific index. Under normal circumstances, NRES invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in securities of companies in the natural resources sector.

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF and Xtrackers MSCI USA Selection Equity ETF are diversified series of the Trust. Xtrackers MSCI Emerging Markets Climate Selection ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers RREEF Global Natural Resources ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

DBX ETF Trust  |  67

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

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Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF and Xtrackers MSCI Emerging Markets Climate Selection ETF to pay out dividends from its net investment income, if any, to investors semi-annually. It is the policy of Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers RREEF Global Natural Resources ETF to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2025 (or since the Fund’s inception if the Fund commenced operations less than four years prior to August 31, 2025), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2025, the Funds did not incur any interest or penalties.

DBX ETF Trust  |  69

As of August 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$—	$(77,640,606)	$(1,248,114)	$(78,888,720)
Xtrackers MSCI EAFE Selection Equity ETF	610,624	(3,009,682)	11,103,166	8,704,108
Xtrackers MSCI Emerging Markets Climate Selection ETF	4,044,504	(10,846,981)	25,274,907	18,472,430
Xtrackers MSCI USA Climate Action Equity ETF	7,481,547	(14,131,806)	602,253,050	595,602,791
Xtrackers MSCI USA Selection Equity ETF	1,270,127	(74,545,148)	99,074,179	25,799,158
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	645,446	(4,703,433)	67,259,474	63,201,487
Xtrackers RREEF Global Natural Resources ETF	205,535	(1,138,756)	1,685,992	752,771

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

The tax character of dividends and distributions declared for the periods ended August 31, 2025 and August 31, 2024 were as follows:

	Year Ended August 31, 2025
	Ordinary Income*	Long Term Capital Gains	Return of Capital
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$3,345,746	$—	$169,020
Xtrackers MSCI EAFE Selection Equity ETF	1,570,538	—	—
Xtrackers MSCI Emerging Markets Climate Selection ETF	3,140,042	—	—
Xtrackers MSCI USA Climate Action Equity ETF	32,457,861	—	—
Xtrackers MSCI USA Selection Equity ETF	9,435,139	—	—
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	2,730,593	—	—
Xtrackers RREEF Global Natural Resources ETF	935,250	995	—

	Year Ended August 31, 2024
	Ordinary Income*	Long Term Capital Gains
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$8,720,560	$—
Xtrackers MSCI EAFE Selection Equity ETF	1,250,289	—
Xtrackers MSCI Emerging Markets Climate Selection ETF	586,531	—
Xtrackers MSCI USA Climate Action Equity ETF	32,457,740	225,066
Xtrackers MSCI USA Selection Equity ETF	14,649,602	—
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	2,136,306	—
Xtrackers RREEF Global Natural Resources ETF	117,725	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$18,532,261	$59,107,241	$77,639,502
Xtrackers MSCI EAFE Selection Equity ETF	681,153	2,328,529	3,009,682
Xtrackers MSCI Emerging Markets Climate Selection ETF	7,468,350	3,366,514	10,834,864
Xtrackers MSCI USA Climate Action Equity ETF	9,130,979	5,000,827	14,131,806
Xtrackers MSCI USA Selection Equity ETF	16,440,268	58,104,880	74,545,148
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	1,107,205	3,596,228	4,703,433
Xtrackers RREEF Global Natural Resources ETF	1,138,756	—	1,138,756

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal period ended August 31, 2025, the Funds had no post-October capital losses.

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For the fiscal period ended August 31, 2025, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable
	earnings (loss)	Paid-In Capital
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$1,044,147	$(1,044,147)
Xtrackers MSCI EAFE Selection Equity ETF	(638,116)	638,116
Xtrackers MSCI Emerging Markets Climate Selection ETF	(15,676,034)	15,676,034
Xtrackers MSCI USA Climate Action Equity ETF	(243,392,725)	243,392,725
Xtrackers MSCI USA Selection Equity ETF	(179,643,572)	179,643,572
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	(13,622,902)	13,622,902

As of August 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$41,573,396	$(1,155,771)	$12,134,243	$(13,290,014)
Xtrackers MSCI EAFE Selection Equity ETF	50,077,914	11,088,341	15,030,859	(3,942,518)
Xtrackers MSCI Emerging Markets Climate Selection ETF	453,376,583	25,131,026	40,997,093	(15,866,067)
Xtrackers MSCI USA Climate Action Equity ETF	2,480,442,709	602,253,050	719,987,537	(117,734,487)
Xtrackers MSCI USA Selection Equity ETF	477,430,670	99,074,179	135,828,256	(36,754,077)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	197,828,538	67,259,475	76,024,800	(8,765,325)
Xtrackers RREEF Global Natural Resources ETF	29,762,758	1,683,143	2,807,196	(1,124,053)

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of August 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers RREEF Global Natural Resources ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Deutsche Bank AG serves as securities lending agent for Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets Climate Selection ETF and Xtrackers MSCI USA Selection Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2025, the Funds invested the cash collateral, if any, into

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a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of August 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2025, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2025
	Overnight		Between
	and		30 & 90
Securities Lending Transactions	Continuous	<30 Days	Days	>90 Days	Total
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Common Stocks	$525	$—	$—	$—	$525
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$525
Xtrackers MSCI EAFE Selection Equity ETF
Common Stocks	$27,257	$—	$—	$—	$27,257
Exchange-Traded Funds	$286,020	$—	$—	$—	$286,020
Total Borrowing	$313,277	$—	$—	$—	$313,277
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$313,277
Xtrackers MSCI Emerging Markets Climate Selection ETF
Common Stocks	$104,738	$—	$—	$—	$104,738
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$104,738
Xtrackers MSCI USA Climate Action Equity ETF
Common Stocks	$1,264,878	$—	$—	$—	$1,264,878
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions					$1,264,878
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Common Stocks	$62,050	$—	$—	$—	$62,050
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$62,050

As of August 31, 2025, Xtrackers MSCI USA Selection Equity ETF and Xtrackers RREEF Global Natural Resources ETF had no securities on loan.

Derivatives

Futures Contracts. Each Fund may enter into futures contracts. For each fund, except, Xtrackers RREEF Global Natural Resources ETF, these futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. For Xtrackers RREEF Global Natural Resources ETF these futures will be used for liquidity purposes. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2025, Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers MSCI Emerging Markets Climate Selection ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

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Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2025 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Equity contracts	Unrealized appreciation on futures contracts*	$8,840	Unrealized depreciation on futures contracts*	$—
	Total	$8,840	Total	$—

Xtrackers MSCI EAFE Selection Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$4,328	Unrealized depreciation on futures contracts*	$—
	Total	$4,328	Total	$—

Xtrackers MSCI Emerging Markets Climate Selection ETF
Equity contracts	Unrealized appreciation on futures contracts*	$132,009	Unrealized depreciation on futures contracts*	$7,825
	Total	$132,009	Total	$7,825

Xtrackers MSCI USA Climate Action Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$906,787	Unrealized depreciation on futures contracts*	$—
	Total	$906,787	Total	$—

Xtrackers MSCI USA Selection Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$85,944	Unrealized depreciation on futures contracts*	$—
	Total	$85,944	Total	$—

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$15,491	Unrealized depreciation on futures contracts*	$—
	Total	$15,491	Total	$—

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended August 31, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Futures Contracts
Net Realized Gain (Loss) from:	— Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$(2,625)
Xtrackers MSCI EAFE Selection Equity ETF	(3,766)
Xtrackers MSCI Emerging Markets Climate Selection ETF	257,847
Xtrackers MSCI USA Climate Action Equity ETF	182,607
Xtrackers MSCI USA Selection Equity ETF	59,418
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	29,362

Futures Contracts
Net Change in Unrealized Appreciation (Depreciation) on:	— Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$(18,730)
Xtrackers MSCI EAFE Selection Equity ETF	1,725
Xtrackers MSCI Emerging Markets Climate Selection ETF	124,134
Xtrackers MSCI USA Climate Action Equity ETF	788,355
Xtrackers MSCI USA Selection Equity ETF	50,738
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	9,379

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For the period ended August 31, 2025 the average monthly volume of derivatives was as follows:

Futures Contracts
(Contract Value)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$1,020,255
Xtrackers MSCI EAFE Selection Equity ETF	301,573
Xtrackers MSCI Emerging Markets Climate Selection ETF	1,854,511
Xtrackers MSCI USA Climate Action Equity ETF	9,751,972
Xtrackers MSCI USA Selection Equity ETF	3,005,899
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	428,860

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

RREEF America L.L.C. (“RREEF”) an affiliate of the Advisor serves as the Sub-Advisor to the Xtrackers RREEF Global Natural Resources ETF.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets (through November 11, 2024 for the Xtrackers MSCI Emerging Markets Climate Selection ETF), computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory
Fee
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	0.15%
Xtrackers MSCI EAFE Selection Equity ETF	0.14%
Xtrackers MSCI Emerging Markets Climate Selection ETF	0.20%
Xtrackers MSCI USA Climate Action Equity ETF	0.07%
Xtrackers MSCI USA Selection Equity ETF	0.09%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	0.10%
Xtrackers RREEF Global Natural Resources ETF	0.45%

Effective November 12, 2024, for its investment advisory services to the Fund below, the Advisor was entitled to receive a unitary advisory fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory
Fee
Xtrackers MSCI Emerging Markets Climate Selection ETF	0.15%

Effective November 5, 2024 the Advisor for Xtrackers MSCI Emerging Markets Climate Selection ETF had contractually agreed, until November 11, 2024, to waive fees and or reimburse fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.15% of the fund’s average daily net assets. For the year ended August 31, 2025, the Advisor waived $296 of expenses to the Fund.

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The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2025, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$842
Xtrackers MSCI EAFE Selection Equity ETF	71
Xtrackers MSCI Emerging Markets Climate Selection ETF	4,732
Xtrackers MSCI USA Climate Action Equity ETF	10,017
Xtrackers MSCI USA Selection Equity ETF	3,552
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	771
Xtrackers RREEF Global Natural Resources ETF	180

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the payments to the subadvisor (as applicable), cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended August 31, 2025, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending
Agent Fees
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$73
Xtrackers MSCI Emerging Markets Climate Selection ETF	5
Xtrackers MSCI USA Selection Equity ETF	9

4. Investment Portfolio Transactions

For the year ended August 31, 2025, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$9,073,378	$61,407,311
Xtrackers MSCI EAFE Selection Equity ETF	6,188,819	6,353,450
Xtrackers MSCI Emerging Markets Climate Selection ETF	999,765,713	500,403,682
Xtrackers MSCI USA Climate Action Equity ETF	311,293,730	322,025,682
Xtrackers MSCI USA Selection Equity ETF	19,966,415	18,002,508
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	27,832,196	27,946,740
Xtrackers RREEF Global Natural Resources ETF	42,298,063	42,562,711

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For the year ended August 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$209,818	$7,543,172
Xtrackers MSCI EAFE Selection Equity ETF	6,392,792	1,632,557
Xtrackers MSCI Emerging Markets Climate Selection ETF	85,022,984	170,707,520
Xtrackers MSCI USA Climate Action Equity ETF	1,323,396,324	804,943,733
Xtrackers MSCI USA Selection Equity ETF	113,632,261	671,368,122
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	48,567,758	29,550,681
Xtrackers RREEF Global Natural Resources ETF	659,200	—

5. Fund Share Transactions

As of August 31, 2025, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments and US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets Climate Selection ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests,

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trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at August 31, 2025.

8. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of August 31, 2025, there was one affiliated shareholder account for Xtrackers Global Natural Resources ETF, owning 34% of the shares outstanding.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers MSCI Emerging Markets Climate Selection ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers RREEF Global Natural Resources ETF, and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers MSCI Emerging Markets Climate Selection ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers RREEF Global Natural Resources ETF (collectively referred to as the “Funds”), (seven of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting DBX ETF Trust) at August 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Xtrackers MSCI Emerging Markets Climate Selection ETF

Xtrackers MSCI EAFE Selection Equity ETF

Xtrackers MSCI USA Selection Equity ETF

	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the five years in the period ended August 31, 2025
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the three years in the period ended August 31, 2025 and the period from June 28, 2022 (commencement of operations) through August 31, 2022
Xtrackers MSCI USA Climate Action Equity ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the two years in the period ended August 31, 2025 and the period from April 4, 2023 (commencement of operations) through August 31, 2023
Xtrackers RREEF Global Natural Resources ETF	For the year ended August 31, 2025	For the year ended August 31, 2025 and the period from February 27, 2024 (commencement of operations) through August 31, 2024

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Report of Independent Registered Public Accounting Firm (Continued)

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 23, 2025

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers MSCI Emerging Markets Climate Selection ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 13-14, 2025 (the “Meeting”), the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers MSCI Emerging Markets Climate Selection Equity ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (each a “Fund,” and collectively, the “Funds”) for another annual period ending on May 31, 2026. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the Investment Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) for Funds with two years of performance history as of December 31, 2024, each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees met with representatives of the Advisor on May 13, 2025 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

(Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge, as applicable. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board noted that the advisory fees and total expenses (after waivers/reimbursements, as applicable) for the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group. The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ operating expenses (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

(Continued)

Economies of Scale. The Board considered that Xtrackers MSCI Emerging Markets Climate Selection ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Xtrackers RREEF Global Natural Resources ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC and Investment Sub-Advisory Agreement with RREEF America L.L.C.

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on May 13-14, 2025 (the “Meeting”) the Trustees, all of whom are Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and Investment Sub-Advisory Agreement with respect to Xtrackers RREEF Global Natural Resources ETF (the “Fund”) for another annual period ending May 31, 2026. The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to continue in effect the Investment Advisory Agreement and the Investment Sub-Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) and RREEF America L.L.C. (“RREEF” or “Sub-Advisor”), an affiliate of the Advisor, for purposes of reviewing the Investment Advisory Agreement’s and Investment Sub-Advisory Agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding fee and expense information for the Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (the “Peer Group”). The Independent Trustees met with representatives of the Advisor on May 13, 2025 to review financial reports and other information provided by the Advisor and inquire further with regard to the financial information provided, and asked questions of the Advisor during this meeting. The Independent Trustees also took into consideration the discussions they had with management before and during the Meeting and among themselves during their Executive Sessions held during the Meeting.

The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of the Fund’s investment performance and related financial information, presentations given by DBX and RREEF, as well as periodic reports from DBX on brokerage commissions, portfolio execution and other services provided to the Fund.

In reaching its decision to approve the continuation of the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Fund and its shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Fund; (5) the extent to which economies of scale have been realized, and if the Fund’s shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

In reaching its decision to approve the continuation of the Investment Sub-Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Fund and its shareholders; (2) the performance of RREEF with respect to its management of the Fund, as well as RREEF’s financial resources and its resulting ability to perform its obligations under the Investment Sub-Advisory Agreement; (3) the total cost of the services provided by RREEF from its relationship with the Fund; (4) the extent to which economies of scale have been realized, and if the Fund’s shareholders have benefitted from those economies; and (5) fall out benefits, if any, enjoyed by the Sub-Advisor.

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

(Continued)

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services. The The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. The Board also considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operation. The Board also considered the role played by the Advisor in working with RREEF to manage the Fund’s portfolio, noting that the Advisor provides oversight of day-to-day operations and other services, including providing trading services and services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund. The Board considered the information the Sub-Advisor had provided regarding the Fund’s investment performance in response to the Board’s requests prior to the Meeting.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising the Fund’s investment sub-adviser and third party service providers to the Fund, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Fund’s compliance program.

Advisor’s Financial Resources. In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee. The Board compared the Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group and noted that the Fund’s fee is below the average and median fee of the ETFs in the Fund’s Peer Group. The Board accordingly noted that the Fund’s fee is competitive with the fees of its Peer Group.

The Board considered that the fee for the Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s operating expenses (subject to certain specified exceptions). The Board considered that the Fund’s fee had been priced to scale when it was established. The Board also considered that the Fund’s’ portfolio is managed on a day-to-day basis by the Sub-Advisor, which receives a fee from the Advisor. The Board considered the allocation of responsibilities between the Advisor and Sub-Advisor and noted that the Advisor provides oversight of day-to-day operations and other services, including providing

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

(Continued)

trading services and services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee is reasonable in light of the services provided.

Costs of Services and Profitability. The Board considered the expenses of the Advisor in developing and rendering services to the Fund and the information provided by the Advisor to the Board regarding the Fund’s profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Fund, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that the Fund was not profitable as of this time. The Board considered whether the Advisor would benefit in other ways from its relationships with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Fund.

Economies of Scale. The Board considered that the Fund was not experiencing economies of scale at this time and determined to revisit this matter after the Fund had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Investment Sub-Advisory Agreement:

Nature, Extent and Quality of Services. In considering the nature, extent and quality of services that RREEF provides to the Fund, the Board reviewed in detail the nature, extent and quality of services provided by RREEF under the Investment Sub-Advisory Agreement. In doing so, the Board considered the information the Sub-Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous target allocation representing RREEF’s recommendations as to the securities to be purchased, sold or retained by the Fund, which RREEF continually reviews and adjusts as necessary on an ongoing daily basis.

The Board also considered RREEF’s operational capabilities and resources, and its experience in serving as investment sub-advisor to the Fund. The Board considered the professional experience, qualifications and performance of RREEF’s senior management and key professional personnel, as well as RREEF’s depth and breadth of experience in managing investment portfolios of the Fund. In addition, the Board considered RREEF’s operational capabilities and resources.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by RREEF under the Investment Sub-Advisory Agreement are reasonable and appropriate in relation to the fees paid to RREEF, taking special consideration of the fact that the fees paid to RREEF are payable by the Advisor and not the Fund.

Performance of RREEF; RREEF’s Financial Resources. The Board considered RREEF’s performance in managing the Fund. The Board concluded that, given RREEF’s capabilities and experience in managing the Fund, and determined that Fund performance was acceptable.

The Board also considered RREEF’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that RREEF has the financial resources necessary to perform its obligations under the Investment Sub-Advisory Agreement.

Reasonableness of Sub-Advisory Fee. The Board considered that the fee paid to RREEF in respect of the Fund would be paid by the Advisor and not the Fund. Based on its review, the Board concluded that the fees agreed upon with RREEF are reasonable in light of the nature and quality of investment advisory services rendered for the Fund. The Board reached its conclusion based in part on the aggregate fees paid by the Fund, the fact that the sub-advisory fee is paid by the Advisor and not the Fund, and fees paid by comparable funds to advisors.

Costs of Services and Profitability. The Board considered that the fees paid by the Advisor to RREEF under the Investment Sub-Advisory Agreement. The Board further considered information regarding the estimated enterprise-wide profitability of DBX and its affiliates with respect to all services they provided to the Fund. The Board also considered that the overall fees paid by the Fund remained reasonable.

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

(Continued)

The Board also considered whether RREEF would benefit in other ways from its relationship with the Fund and concluded there were no material fall-out benefits likely to accrue to the Sub-Advisor related to the operation of the Fund.

Economies of Scale. The Board considered that the Fund was not experiencing economies of scale at this time and determined to revisit this matter after the Fund had attracted more assets. The Board also acknowledged that the concept of economies of scale is a complex subject as to determining with a fair degree of certainty whether economies of scale exist, to what extent they exist, whether scale can result in additional expenses, and alternative ways advisors can share benefits of economies of scale.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust  |  85

Tax Information (Unaudited)

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2025.

	Qualified Dividend Income*	Dividends Received Reduction*
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	68%	—%
Xtrackers MSCI EAFE Selection Equity ETF	81%	5%
Xtrackers MSCI Emerging Markets Climate Selection ETF	56%	—%
Xtrackers MSCI USA Climate Action Equity ETF	100%	100%
Xtrackers MSCI USA Selection Equity ETF	100%	100%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	100%	100%
Xtrackers RREEF Global Natural Resources ETF	100%	46%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$1,051,854	$143,223
Xtrackers MSCI EAFE Selection Equity ETF	1,624,551	178,966
Xtrackers MSCI Emerging Markets Climate Selection ETF	10,203,041	1,622,723
Xtrackers RREEF Global Natural Resources ETF	584,325	51,337

86  |  DBX ETF Trust

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not Applicable. The Independent Trustees are paid by the Advisor out of the unitary advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
Principal Executive Officer

Date November 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
Principal Executive Officer

Date November 3, 2025

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Principal Financial Officer

Date November 3, 2025